UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders.

Money Market ProFund

JUNE 30, 2013

Semiannual Report

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
13	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Money Market ProFund for the six months ended June 30, 2013.

During the six-month period, average retail money market rates hovered slightly above zero. Money market rates closely track the federal funds target rate, which remained unchanged in a range of 0.0% to 0.25% for the period.

Economic Growth Moderate

The U.S. economy expanded at a moderate pace, growing at an annualized rate of 1.8% in the first quarter of 2013, up from 0.4% in the fourth quarter of 2012. This number reflects increased consumer spending, business inventory investment, and housing investment, offset by reductions in exports as well as in government spending at the federal, state and local levels.

Despite this improvement, the U.S. Federal Reserve (Fed) announced at the June 2013 Federal Open Market Committee meeting that it would keep rates unchanged. It noted that this exceptionally low range for the federal funds rate was appropriate as long as unemployment remained above 6.5% and inflation expectations remained within target levels. The Fed also noted it will continue its program of purchasing Treasury and agency mortgage-backed securities (Quantitative Easing) until the outlook for the labor market or inflation changes.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Allocation of Portfolio Holdings and Expense Examples

4 :: Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2013 (unaudited)

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	102%
Total Exposure	102%

(a)  The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset
Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	39%
Time Deposits	17%
Certificates of Deposit and Bank Notes	14%
Short-Term Notes	12%
Municipal Investments	10%
Government & Agency Obligations	5%
Repurchase Agreements	3%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2013 and held for the entire period from January 1, 2013 through June 30, 2013.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
Money Market ProFund – Investor Class	$1,000.00	$1,000.10	$1.04	0.21%
Money Market ProFund – Service Class	1,000.00	1,000.10	1.04	0.21%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
Money Market ProFund – Investor Class	$1,000.00	$1,023.75	$1.05	0.21%
Money Market ProFund – Service Class	1,000.00	1,023.75	1.05	0.21%

*  Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and Financial Highlights

6 :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Investment in Cash Management Portfolio, at value	$535,367,758
Receivable for capital shares issued	32,422,165
Receivable from Advisor	227,421
Prepaid expenses	68,874
TOTAL ASSETS	568,086,218

LIABILITIES:
Payable for capital shares redeemed	40,424,874
Administration fees payable	12,872
Trustee fees payable	175
Transfer agency fees payable	244,800
Compliance services fees payable	3,799
Service fees payable	830
Other accrued expenses	151,854
TOTAL LIABILITIES	40,839,204
NET ASSETS	$527,247,014

NET ASSETS CONSIST OF:
Capital	$527,335,592
Accumulated net investment income	24,395
Accumulated net realized gains (losses) on investments	(112,973)
NET ASSETS	$527,247,014

INVESTOR CLASS:
Net Assets	$422,028,623
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	422,041,459
Net Asset Value (offering and redemption price per share)	$1.00

SERVICE CLASS:
Net Assets	$105,218,391
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	105,225,801
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$512,406	(a)
Expenses(b)	(303,351	)(a)
TOTAL INVESTMENT INCOME	209,055

EXPENSES:
Management services fees	758,617
Administration fees	72,441
Transfer agency fees	700,027
Administrative services fees	123,476
Registration and filing fees	69,219
Fund accounting fees	5,000
Trustee fees	6,286
Compliance services fees	2,671
Service fees	4,396
Other fees	171,608
Total Gross Expenses before reductions	1,913,741
Less Expenses reduced by the Advisor	(1,771,798)
TOTAL NET EXPENSES	141,943
NET INVESTMENT INCOME	67,112

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,918	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$69,030

(a)  Allocated from Cash Management Portfolio

(b)  For the six months ended June 30, 2013, the Advisor to the Cash Management Portfolio waived fees, of which $48,564 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 7

Statements of Changes in Net Assets

	Six Months Ended 6/30/2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$67,112	$92,656
Net realized gains (losses) on investments	1,918	3,025
Change in net assets resulting from operations	69,030	95,681

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(38,836)	(76,693)
Service Class	(4,687)	(15,939)
Change in net assets resulting from distributions	(43,523)	(92,632)

CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	2,971,231,581	6,368,330,540
Service Class	261,022,379	743,125,823
Dividends reinvested
Investor Class	38,450	77,320
Service Class	4,662	15,103
Value of shares redeemed
Investor Class	(2,956,344,838)	(6,390,293,832)
Service Class	(206,351,741)	(788,664,558)
Change in net assets resulting from capital transactions	69,600,493	(67,409,604)
Change in net assets	69,626,000	(67,406,555)

NET ASSETS:
Beginning of period	457,621,014	525,027,569
End of period	$527,247,014	$457,621,014
Accumulated net investment income	$24,395	$806

SHARE TRANSACTIONS:
Issued
Investor Class	2,971,231,590	6,368,330,327
Service Class	261,022,372	743,125,827
Reinvested
Investor Class	38,450	77,320
Service Class	4,662	15,103
Redeemed
Investor Class	(2,956,344,838)	(6,390,293,832)
Service Class	(206,351,741)	(788,664,558)
Change in shares	69,600,495	(67,409,813)

See accompanying notes to the financial statements.

8 :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Money Market ProFund
Investor Class
Six Months Ended June 30, 2013 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2010	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2009	$1.000	0.001		—	(d)	0.001		(0.001)		(0.001)
Year Ended December 31, 2008	$1.000	0.021		—	(d)	0.021		(0.021)		(0.021)
Service Class
Six Months Ended June 30, 2013 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2010	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2009	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2008	$1.000	0.011		—	(d)	0.011		(0.011)		(0.011)

			Ratios to Average Net Assets				Supplemental Data
Net Assets, Value, End of Period	Total Return		Gross Expenses(a),(b),(c)	Net Expenses(a),(b)		Net Investment Income(a),(b)	Net Assets, End of Period (000’s)

$1.000	0.01	%(e)	1.02%	0.21	%(f)	0.03%	$422,029
$1.000	0.02%		0.96%	0.26	%(f)	0.02%	$407,080
$1.000	0.02%		1.01%	0.23	%(f)	0.02%	$428,962
$1.000	0.02%		0.93%	0.30	%(f)	0.02%	$464,048
$1.000	0.05%		0.97%	0.55	%(f)	0.06%	$509,584
$1.000	2.08%		0.84%	0.84%		2.09%	$580,465

$1.000	0.01	%(e)	1.02%	0.21	%(f)	0.03%	$105,218
$1.000	0.02%		1.42%	0.26	%(f)	0.02%	$50,541
$1.000	0.02%		1.96%	0.23	%(f)	0.02%	$96,065
$1.000	0.02%		1.93%	0.30	%(f)	0.02%	$114,050
$1.000	0.03%		1.39%	0.58	%(f)	0.03%	$104,635
$1.000	1.09%		1.80%	1.80%		1.13%	$123,685

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)

For the periods ended June 30, 2013, December 31, 2012, December 31, 2011,December 31, 2010, December 31, 2009 and December 31, 2008, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.02%, 0.03%, 0.01%, 0.01%, 0.03% and 0.04%, respectively.

(d)	Amount is less than $0.0005.
(e)	Not annualized for periods less than one year.
(f)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2013 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2013, the percentage of the Portfolio’s interests owned by the ProFund was 2.1%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

June 30, 2013 (unaudited) :: Notes to Financial Statements :: Money Market ProFund :: 11

•  Level 3 – significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of June 30, 2013, the ProFund’s $535,367,758 investment in the Portfolio, which is an investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2013.

4. Fees and Transactions with Affiliates

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the ProFund, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the period ended June 30, 2013. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $234,402 for the period ended June 30, 2013.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2013, actual Trustee compensation was $313,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2014 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

12 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2013 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2013, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Total
Money Market ProFund – Fund Level	$3,432,172	$4,063,706	$3,242,346	$661,804	$11,400,028
Money Market ProFund – Service Class	1,228,197	986,743	89,725	—	2,304,665

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2012, were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$92,633	$92,633

As of the latest tax year ended December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$806	$—	$—	$(114,891)	$—	$(114,085)

As of the latest tax year ended December 31, 2012, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term.

CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$114,891

The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or expires. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

Cash Management Portfolio

14 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2013 (unaudited)

Investment Portfolio

Certificates of Deposit and Bank Notes 13.7%

	Principal
	Amount	Value
Banco del Estado de Chile:
0.26%, 10/16/2013	$34,550,000	$34,550,000
0.26%, 11/12/2013	50,000,000	50,000,000
0.27%, 11/14/2013	35,500,000	35,500,000
Bank of Nova Scotia,
0.27%, 12/11/2013	32,000,000	32,002,885
BNP Paribas,
0.37%, 7/2/2013	35,954,000	35,954,219
Caisse des Depots et Consignations,
1.25%, 9/20/2013	22,000,000	22,046,818
Canadian Imperial Bank of Commerce,
1.45%, 9/13/2013	10,014,000	10,037,683
China Construction Bank Corp.:
0.39%, 8/30/2013	65,000,000	65,000,000
0.4%, 9/10/2013	40,000,000	40,000,000
Credit Suisse:
0.24%, 8/30/2013	95,862,000	95,862,000
0.25%, 8/8/2013	157,500,000	157,500,000
DnB Bank ASA:
0.19%, 10/3/2013	194,956,000	194,956,000
0.225%, 7/3/2013	59,000,000	59,000,000
0.23%, 11/20/2013	160,000,000	160,000,000
DZ Bank AG:
0.19%, 10/1/2013	108,000,000	108,000,000
0.21%, 8/2/2013	133,000,000	133,000,000
0.21%, 8/12/2013	45,750,000	45,750,000
Industrial & Commercial Bank of China:
0.32%, 7/1/2013	65,000,000	65,000,000
0.4%, 8/9/2013	177,500,000	177,500,000
0.4%, 8/28/2013	94,000,000	94,000,000
0.4%, 9/6/2013	45,480,000	45,480,000
Inter-American Development Bank,
1.625%, 7/15/2013	25,000,000	25,014,420
International Business Machines Corp.,
1.25%, 5/12/2014	35,000,000	35,294,750
Kreditanstalt Fuer Wiederaufbau:
0.211%, 2/28/2014	50,000,000	49,979,470
0.22%, 4/11/2014	72,000,000	71,979,188
Microsoft Corp.,
0.875%, 9/27/2013	6,151,000	6,160,349
Mitsubishi UFJ Trust & Banking Corp.,
0.22%, 7/22/2013	60,500,000	60,500,000
Mizuho Corporate Bank Ltd.:
0.23%, 9/9/2013	70,000,000	70,000,000
0.24%, 8/9/2013	100,000,000	100,000,000
Natixis,
0.19%, 7/2/2013	44,000,000	44,000,000
Nordea Bank Finland PLC:
0.25%, 9/9/2013	157,000,000	157,000,000
0.25%, 9/16/2013	25,000,000	25,000,000
0.27%, 7/8/2013	150,000,000	150,000,000
Norinchukin Bank:
0.14%, 7/11/2013	67,000,000	67,000,000
0.23%, 9/13/2013	50,000,000	50,000,000
0.24%, 8/9/2013	58,000,000	58,000,000
Oversea-Chinese Banking Corp., Ltd.,
0.25%, 9/9/2013	50,000,000	50,000,000
Rabobank Nederland NV:
0.27%, 9/9/2013	52,500,000	52,500,000
0.27%, 11/5/2013	114,000,000	114,000,000
0.405%, 1/8/2014	44,000,000	44,031,374
Skandinaviska Enskilda Banken AB,
0.22%, 10/28/2013	50,000,000	49,999,174
Sumitomo Mitsui Banking Corp.,
0.24%, 8/23/2013	118,000,000	118,000,000
Svenska Handelsbanken AB:
0.185%, 9/24/2013	100,000,000	100,001,180
0.225%, 7/12/2013	94,000,000	94,000,143
0.28%, 7/23/2013	119,000,000	119,000,363
Toronto-Dominion Bank,
0.455%, 7/26/2013	41,000,000	41,006,552
Total Certificates of Deposit and Bank Notes
(Cost $3,413,606,568)		3,413,606,568

Commercial Paper 38.2%
Issued at Discount** 35.3%
Antalis U.S. Funding Corp.:
144A, 0.17%, 7/3/2013	34,350,000	34,349,676
144A, 0.23%, 7/18/2013	44,450,000	44,445,172
144A, 0.25%, 8/1/2013	29,452,000	29,445,660
ANZ National International Ltd.,
0.3%, 10/29/2013	199,000,000	198,801,000
ASB Finance Ltd.:
0.25%, 7/25/2013	12,619,000	12,616,897
0.25%, 12/17/2013	53,951,000	53,887,683
Barclays Bank PLC,
0.17%, 7/22/2013	106,000,000	105,989,488
Bedford Row Funding Corp.:
144A, 0.32%, 7/15/2013	44,125,000	44,119,509
144A, 0.39%, 10/21/2013	53,125,000	53,060,542
144A, 0.42%, 1/3/2014	53,125,000	53,009,719
BMW U.S. Capital LLC,
144A, 0.11%, 7/9/2013	20,000,000	19,999,511
BNZ International Funding Ltd.,
144A, 0.26%, 8/8/2013	10,000,000	9,997,256
Caisse Centrale Desjardins du Quebec:
0.195%, 10/15/2013	35,000,000	34,979,904
0.205%, 8/19/2013	24,621,000	24,614,130
Caisse des Depots et Consignations:
144A, 0.21%, 7/9/2013	50,000,000	49,997,667
144A, 0.22%, 9/5/2013	20,000,000	19,991,933
144A, 0.25%, 12/3/2013	95,000,000	94,897,743
144A, 0.255%, 12/13/2013	118,000,000	117,862,087
144A, 0.26%, 9/27/2013	100,000,000	99,936,444
144A, 0.26%, 10/1/2013	160,000,000	159,893,689
144A, 0.265%, 10/25/2013	37,000,000	36,968,406
144A, 0.275%, 10/9/2013	56,000,000	55,957,222
144A, 0.275%, 10/15/2013	70,000,000	69,943,319
144A, 0.28%, 10/17/2013	35,000,000	34,970,600
Canada:
0.16%, 8/23/2013	10,000,000	9,997,644
0.18%, 11/15/2013	50,000,000	49,965,750
Caterpillar Financial Services Corp.,
0.12%, 9/16/2013	2,001,000	2,000,486
Collateralized Commercial Paper Co., LLC,
0.24%, 8/6/2013	175,000,000	174,958,000
Collateralized Commercial Paper II Co., LLC:
144A, 0.225%, 9/16/2013	129,000,000	128,937,919
144A, 0.225%, 9/17/2013	150,000,000	149,926,875
144A, 0.225%, 10/3/2013	123,000,000	122,927,737
144A, 0.25%, 7/9/2013	50,000,000	49,997,222
CPPIB Capital, Inc.,
0.18%, 7/16/2013	70,000,000	69,994,750

June 30, 2013 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 15

Commercial Paper, continued

	Principal Amount	Value
DBS Bank Ltd.:
144A, 0.24%, 7/18/2013	$60,000,000	$59,993,200
144A, 0.25%, 7/8/2013	25,000,000	24,998,785
144A, 0.25%, 9/12/2013	29,200,000	29,185,197
DnB Bank ASA,
0.24%, 9/5/2013	132,797,000	132,738,569
Erste Abwicklungsanstalt:
0.2%, 9/5/2013	50,000,000	49,981,667
0.2%, 10/30/2013	50,000,000	49,966,389
0.21%, 7/15/2013	100,000,000	99,991,833
0.21%, 8/27/2013	65,000,000	64,978,387
0.22%, 11/5/2013	50,000,000	49,961,194
0.23%, 8/23/2013	22,500,000	22,492,381
0.23%, 9/10/2013	65,000,000	64,970,515
0.24%, 8/1/2013	52,000,000	51,989,253
0.245%, 9/13/2013	50,000,000	49,974,819
0.245%, 10/16/2013	34,600,000	34,574,804
0.25%, 9/12/2013	15,000,000	14,992,396
0.26%, 10/7/2013	50,000,000	49,964,611
0.39%, 7/16/2013	30,000,000	29,995,125
0.39%, 7/17/2013	100,000,000	99,982,667
0.39%, 7/22/2013	30,500,000	30,493,061
0.4%, 10/11/2013	40,000,000	39,954,667
0.41%, 8/1/2013	75,000,000	74,973,521
0.425%, 7/8/2013	22,000,000	21,998,182
0.425%, 8/1/2013	25,000,000	24,990,851
0.43%, 7/19/2013	50,000,000	49,989,250
0.43%, 8/13/2013	19,200,000	19,190,139
0.43%, 11/29/2013	45,000,000	44,918,838
0.52%, 7/17/2013	25,000,000	24,994,222
0.53%, 7/1/2013	50,000,000	50,000,000
Exxon Mobil Corp.,
0.09%, 7/29/2013	106,500,000	106,492,545
General Electric Capital Corp.:
0.23%, 10/3/2013	100,000,000	99,939,944
0.23%, 10/21/2013	1,529,000	1,527,906
0.23%, 12/9/2013	125,000,000	124,871,424
Gotham Funding Corp.,
144A, 0.17%, 7/1/2013	90,242,000	90,242,000
Hannover Funding Co., LLC,
0.24%, 8/15/2013	30,000,000	29,991,000
Kells Funding LLC:
144A, 0.22%, 9/18/2013	47,000,000	46,977,309
144A, 0.225%, 11/14/2013	100,000,000	99,915,000
144A, 0.23%, 9/18/2013	100,000,000	99,949,528
144A, 0.235%, 12/2/2013	150,000,000	149,849,208
144A, 0.24%, 9/18/2013	29,250,000	29,234,595
144A, 0.25%, 9/17/2013	95,000,000	94,948,542
144A, 0.25%, 9/20/2013	98,000,000	97,944,875
144A, 0.25%, 10/3/2013	35,000,000	34,977,153
144A, 0.255%, 12/2/2013	50,000,000	49,945,458
144A, 0.255%, 12/9/2013	100,000,000	99,885,958
144A, 0.26%, 8/14/2013	50,000,000	49,984,111
144A, 0.26%, 8/15/2013	31,000,000	30,989,925
144A, 0.28%, 7/24/2013	125,000,000	124,977,639
144A, 0.3%, 7/16/2013	50,000,000	49,993,750
Kreditanstalt Fuer Wiederaufbau:
144A, 0.17%, 10/30/2013	70,000,000	69,960,003
144A, 0.19%, 8/20/2013	44,000,000	43,988,389
144A, 0.19%, 9/5/2013	24,000,000	23,991,640
144A, 0.195%, 8/12/2013	103,500,000	103,476,454
144A, 0.2%, 7/5/2013	128,491,000	128,488,145
144A, 0.2%, 7/15/2013	125,000,000	124,990,278
LMA Americas LLC,
144A, 0.2%, 7/29/2013	44,500,000	44,493,078
Macquarie Bank Ltd.,
144A, 0.21%, 7/2/2013	63,204,000	63,203,631
Manhattan Asset Funding Co., LLC,
144A, 0.2%, 7/11/2013	46,000,000	45,997,444
Matchpoint Master Trust:
0.17%, 7/15/2013	45,000,000	44,997,025
0.19%, 8/16/2013	73,500,000	73,482,156
MetLife Short Term Funding LLC,
144A, 0.15%, 8/13/2013	13,998,000	13,995,492
Natixis U.S. Finance Co., LLC,
0.16%, 7/2/2013	24,000,000	23,999,893
Nederlandse Waterschapsbank NV:
0.2%, 10/7/2013	23,000,000	22,987,478
0.27%, 9/23/2013	50,000,000	49,968,500
Nestle Finance International Ltd.:
0.1%, 7/3/2013	2,500,000	2,499,986
0.2%, 9/16/2013	168,500,000	168,427,919
Nieuw Amsterdam Receivables Corp.:
144A, 0.18%, 7/22/2013	39,000,000	38,995,905
144A, 0.2%, 8/7/2013	132,500,000	132,472,764
Nordea North America, Inc.:
0.24%, 11/8/2013	74,200,000	74,135,693
0.27%, 7/22/2013	150,000,000	149,976,375
0.275%, 7/16/2013	100,000,000	99,988,542
Oesterreichische Kontrollbank AG,
0.15%, 8/12/2013	9,681,000	9,679,306
Oversea-Chinese Banking Corp., Ltd.,
0.17%, 8/1/2013	40,000,000	39,994,144
Proctor & Gamble Co.,
0.16%, 8/1/2013	23,500,000	23,496,762
Province of Ontario Canada:
0.12%, 8/30/2013	15,200,000	15,196,960
0.16%, 11/27/2013	5,497,000	5,493,360
PSP Capital, Inc.:
0.12%, 7/15/2013	56,495,000	56,492,364
0.22%, 9/25/2013	25,000,000	24,986,861
Regency Markets No. 1 LLC:
144A, 0.15%, 7/2/2013	40,000,000	39,999,833
144A, 0.16%, 7/5/2013	3,254,000	3,253,942
144A, 0.16%, 7/11/2013	33,579,000	33,577,508
144A, 0.17%, 7/16/2013	103,482,000	103,474,670
144A, 0.17%, 7/31/2013	22,507,000	22,503,812
144A, 0.18%, 7/22/2013	50,000,000	49,994,750
Scaldis Capital LLC:
0.17%, 7/15/2013	40,000,000	39,997,356
0.19%, 7/25/2013	8,000,000	7,998,987
0.199%, 8/12/2013	75,000,000	74,982,500
0.2%, 8/2/2013	80,000,000	79,985,778
Sinopec Century Bright Capital Investment Ltd.,
0.27%, 7/11/2013	60,000,000	59,995,500
Skandinaviska Enskilda Banken AB:
0.22%, 7/2/2013	38,000,000	37,999,768
0.22%, 7/3/2013	100,000,000	99,998,778
0.235%, 10/3/2013	140,000,000	139,914,094
Standard Chartered Bank:
0.24%, 7/15/2013	150,000,000	149,986,000
0.27%, 7/11/2013	258,673,000	258,653,600
Starbird Funding Corp.,
144A, 0.18%, 8/19/2013	25,000,000	24,993,875
Sumitomo Mitsui Banking Corp.,
0.23%, 9/10/2013	57,000,000	56,974,144
Svenska Handelsbanken AB:
0.21%, 11/7/2013	114,000,000	113,914,215
0.275%, 7/31/2013	148,550,000	148,515,957
Target Corp.,
0.09%, 7/1/2013	38,743,000	38,743,000
The Army & Air Force Exchange Service:
0.1%, 7/15/2013	9,000,000	8,999,650
0.1%, 7/22/2013	5,400,000	5,399,685
0.1%, 7/23/2013	25,000,000	24,998,472
0.11%, 7/29/2013	23,500,000	23,497,989

16 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2013 (unaudited)

Commercial Paper, continued

	Principal Amount	Value
Thunder Bay Funding LLC,
144A, 0.25%, 11/1/2013	$20,000,000	$19,982,917
Toronto-Dominion Holdings U.S.A., Inc.,
0.12%, 7/12/2013	12,494,000	12,493,542
Unilever Capital Corp.,
0.09%, 7/9/2013	13,605,000	13,604,728
Victory Receivables Corp.:
144A, 0.17%, 7/18/2013	55,000,000	54,995,585
144A, 0.17%, 7/19/2013	43,837,000	43,833,274
144A, 0.19%, 7/11/2013	27,552,000	27,550,546
144A, 0.2%, 7/16/2013	100,563,000	100,554,620
Wal-Mart Stores, Inc.,
0.09%, 9/16/2013	7,000,000	6,998,653
Working Capital Management Co.:
144A, 0.16%, 7/1/2013	5,280,000	5,280,000
144A, 0.18%, 7/2/2013	30,000,000	29,999,850
		8,776,818,158
Issued at Par* 2.9%
ASB Finance Ltd.,
144A, 0.403%, 9/4/2013	52,500,000	52,500,000
Atlantic Asset Securitization LLC:
144A, 0.243%, 9/4/2013	30,000,000	29,999,531
144A, 0.254%, 10/4/2013	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.,
144A, 0.31%, 12/6/2013	125,000,000	125,000,000
Barton Capital LLC,
144A, 0.27%, 11/4/2013	30,000,000	30,000,000
BNZ International Funding Ltd.,
144A, 0.356%, 10/23/2013	50,000,000	50,000,000
Kells Funding LLC:
144A, 0.252%, 11/12/2013	87,000,000	87,000,000
144A, 0.291%, 10/21/2013	53,000,000	53,000,135
144A, 0.343%, 9/3/2013	50,000,000	50,000,000
Westpac Banking Corp.:
144A, 0.283%, 9/3/2013	49,000,000	49,000,000
144A, 0.31%, 11/29/2013	100,000,000	100,000,000
		726,499,666
Total Commercial Paper (Cost $9,503,317,824)		9,503,317,824

Government & Agency Obligations 5.4%
Other Government Related(a) 0.3%
European Investment Bank,
3.0%, 4/8/2014	61,700,000	62,994,269

U.S. Government Sponsored Agencies 2.8%
Federal Farm Credit Bank,
0.19%, 12/13/2013	30,000,000	30,000,000
Federal Home Loan Bank:
0.125%, 6/18/2014	12,100,000	12,094,107
0.13%, 3/19/2014	26,000,000	25,996,520
0.14%*, 7/25/2013	35,000,000	34,999,883
0.15%*, 11/8/2013	20,000,000	19,997,165
0.16%, 12/19/2013	23,160,000	23,159,305
0.175%*, 11/4/2013	22,000,000	21,998,081
0.25%, 9/6/2013	25,000,000	25,007,595
0.27%, 7/3/2013	35,000,000	35,000,000
0.375%, 11/27/2013	41,835,000	41,872,206
0.875%, 12/27/2013	25,000,000	25,085,629
Federal Home Loan Mortgage Corp.:
0.089%**, 11/6/2013	25,000,000	24,992,000
0.099%**, 12/19/2013	25,000,000	24,988,125
0.1%**, 12/17/2013	27,000,000	26,987,325
0.1%**, 12/20/2013	34,000,000	33,983,756
0.109%**, 11/19/2013	18,250,000	18,242,137
0.11%**, 1/21/2014	40,000,000	39,975,067
0.11%**, 1/22/2014	41,000,000	40,974,318
0.11%**, 1/23/2014	12,500,000	12,492,132
0.11%**, 2/4/2014	35,000,000	34,976,686
0.138%**, 8/13/2013	27,000,000	26,995,485
0.16%**, 7/1/2013	25,000,000	25,000,000
1.375%, 2/25/2014	27,000,000	27,217,286
Federal National Mortgage Association:
0.12%**, 2/24/2014	22,500,000	22,482,150
1.25%, 2/27/2014	25,000,000	25,180,544
2.75%, 3/13/2014	27,629,000	28,122,954
		707,820,456
U.S. Treasury Obligations 2.3%
U.S. Treasury Bills:
0.047%**, 9/5/2013	15,000,000	14,998,694
0.05%**, 7/18/2013	13,000,000	12,999,693
0.05%**, 9/12/2013	1,000,000	999,899
0.108%**, 4/3/2014	2,638,000	2,635,816
0.177%**, 10/17/2013	291,320,000	291,164,872
U.S. Treasury Notes:
0.25%, 11/30/2013	2,800,000	2,800,918
0.5%, 10/15/2013	7,500,000	7,506,870
0.5%, 11/15/2013	78,000,000	78,112,780
0.75%, 12/15/2013	13,000,000	13,034,772
1.875%, 4/30/2014	75,000,000	76,059,299
2.25%, 5/31/2014	40,000,000	40,764,502
4.0%, 2/15/2014	33,000,000	33,789,503
		574,867,618
Total Government & Agency Obligations (Cost $1,345,682,343)		1,345,682,343

Short-Term Notes* 11.9%
Australia & New Zealand Banking Group Ltd.,
144A, 0.338%, 5/12/2014	120,700,000	120,700,000
Bank of Nova Scotia:
0.21%, 8/9/2013	92,600,000	92,600,000
0.22%, 10/10/2013	25,000,000	25,000,000
0.25%, 4/9/2014	200,000,000	200,000,000
0.26%, 1/10/2014	135,000,000	135,000,000
0.412%, 6/24/2019	85,000,000	85,000,000
Canadian Imperial Bank of Commerce,
0.29%, 5/16/2014	176,750,000	176,750,459
China Construction Bank Corp.,
0.422%, 10/20/2014	134,500,000	134,500,000
Commonwealth Bank of Australia,
144A, 0.25%, 6/11/2014	165,000,000	165,000,000
JPMorgan Chase Bank NA,
0.355%, 4/22/2019	164,250,000	164,250,000
Kommunalbanken AS:
144A, 0.16%, 2/26/2014	33,000,000	33,000,000
144A, 0.16%, 3/5/2014	100,000,000	100,000,000
Kreditanstalt Fuer Wiederaufbau,
0.457%, 1/17/2014	60,000,000	60,078,340
National Australia Bank Ltd.:
0.272%, 8/13/2013	84,500,000	84,500,000
144A, 0.998%, 4/11/2014	28,765,000	28,923,515
Rabobank Nederland NV:
0.292%, 9/10/2013	100,000,000	100,000,000
0.31%, 5/8/2014	85,000,000	85,000,000
0.345%, 1/27/2014	150,000,000	150,000,000
0.375%, 11/14/2013	50,000,000	50,000,000

June 30, 2013 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 17

Short-Term Notes*, continued

	Principal Amount	Value
Royal Bank of Canada:
0.29%, 4/17/2014	$28,500,000	$28,500,000
0.29%, 6/17/2014	53,500,000	53,500,000
0.31%, 2/28/2014	115,000,000	115,000,000
Svensk Exportkredit AB,
144A, 0.18%, 6/17/2014	66,600,000	66,600,000
Wells Fargo Bank NA:
0.14%, 10/8/2013	84,000,000	84,000,000
0.183%, 11/22/2013	114,560,000	114,560,000
0.243%, 3/7/2014	125,000,000	125,000,000
Westpac Banking Corp.:
0.243%, 7/24/2013	75,000,000	75,000,000
0.282%, 5/9/2014	107,500,000	107,500,000
0.29%, 4/28/2014	15,000,000	15,000,000
0.31%, 11/15/2013	112,500,000	112,500,000
0.452%, 8/9/2013	82,500,000	82,500,000
Total Short-Term Notes (Cost $2,969,962,314)		2,969,962,314

Time Deposits 16.8%
Australia & New Zealand Banking Group Ltd.,
0.1%, 7/2/2013	200,000,000	200,000,000
Bank of Scotland PLC,
0.05%, 7/1/2013	350,000,000	350,000,000
Citibank NA,
0.09%, 7/2/2013	138,000,000	138,000,000
Credit Agricole Corporate & Investment Bank,
0.11%, 7/1/2013	632,000,000	632,000,000
DnB Bank ASA,
0.02%, 7/1/2013	650,000,000	650,000,000
Societe Generale,
0.08%, 7/1/2013	600,000,000	600,000,000
Standard Chartered Bank,
0.04%, 7/1/2013	415,000,000	415,000,000
State Street Bank & Trust Co.,
0.01%, 7/1/2013	1,210,000,000	1,210,000,000
Total Time Deposits (Cost $4,195,000,000)		4,195,000,000

Municipal Investments 10.1%
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.06%***, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	7,540,000	7,540,000
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.18%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.27%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.27%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.27%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.06%***, 5/15/2030, LIQ: State Street Bank & Trust Co.	23,800,000	23,800,000
California, State General Obligation:
Series A, 144A, 0.05%***, 5/1/2040, LOC: Royal Bank of Canada	30,450,000	30,450,000
Series B, 0.05%***, 5/1/2040,
LOC: Barclays Bank PLC	30,000,000	30,000,000
California, Wells Fargo State Trusts:
Series 25C, 144A, 0.19%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Series 16C, 144A, 0.2%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Channahon, IL, Morris Hospital Revenue, 0.06%***, 12/1/2034, LOC: U.S. Bank NA	5,220,000	5,220,000
Charlotte, NC, Certificates of Participation, Series D, 0.18%***, 6/1/2035, LOC: Bank of America NA	93,595,000	93,595,000
Clark County, NV, Airport Revenue, Series D-2B, 0.06%***, 7/1/2040, LOC: Royal Bank of Canada	37,500,000	37,500,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.09%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M024, AMT, 0.1%***, 7/15/2050, LIQ: Freddie Mac	18,695,000	18,695,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, AMT, 0.06%***, 12/1/2025	25,000,000	25,000,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.19%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Illinois, State Finance Authority Revenue, Presbyterian Homes, 0.07%***, 9/1/2024, LOC: Northern Trust Co.	20,030,000	20,030,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.06%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Finance Authority, Industrial Revenue, Midwest Fertilizer Corp. Project, 0.2%***, 7/1/2046	50,000,000	50,000,000
Kentucky, State Housing Corp. Revenue, Series O, 0.19%***, 1/1/2036, SPA: State Street Bank & Trust Co.	16,660,000	16,660,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.09%***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000

18 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2013 (unaudited)

Municipal Investments, continued

	Principal Amount	Value
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.08%***, 10/1/2027, LOC: Northern Trust Co.	$19,600,000	$19,600,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.05%***, 1/1/2029	27,000,000	27,000,000
Lower Neches Valley, TX, Industrial Development Corp., Series B-2, AMT, 0.04%***, 12/1/2039, GTY: Exxon Mobil Corp.	8,450,000	8,450,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.07%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 0.06%***, 1/1/2035, LOC: Union Bank NA	58,000,000	58,000,000
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.07%***, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A2, 0.05%***, 1/1/2037, SPA: Bank of Tokyo-Mitsubishi UFJ	19,100,000	19,100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.18%***, 10/1/2034, LOC: Bank of America NA	13,670,000	13,670,000
Metropolitan Washington, DC, Airport Authority Systems Revenue:
Series C-1, 144A, AMT, 0.05%***, 10/1/2033, LOC: Barclays Bank PLC	63,050,000	63,050,000
Series C-2, 0.06%***, 10/1/2039, LOC: Barclays Bank PLC	13,880,000	13,880,000
Michigan, Finance Authority, School Loan:
Series C, 0.16%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Series B, 0.17%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.11%***, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,245,000	19,245,000
Series L-25, 144A, AMT, 0.11%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.07%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student:
Series A, AMT,
0.06%***, 10/1/2046, LOC: U.S. Bank NA	22,500,000	22,500,000
Series A, 0.18%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series E, 0.05%***, 12/1/2030, GTY: Chevron Corp.	20,000,000	20,000,000
Series K, 0.05%***, 11/1/2035, GTY: Chevron Corp.	16,000,000	16,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.15%***, 12/1/2032, LOC: Royal Bank of Canada	18,778,000	18,778,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.18%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, RIB Floater Trust, Series 1WE, 144A, 0.13%***, 9/30/2013, LIQ: Barclays Bank PLC	69,250,000	69,250,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.21%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 153, AMT, 0.1%***, 4/1/2047, SPA: Barclays Bank PLC	12,295,000	12,295,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B, 0.04%***, 6/15/2032, SPA: California State Teacher’s Retirement System	11,400,000	11,400,000
Series A-1, 0.04%***, 6/15/2044, SPA: Mizuho Corporate Bank	14,200,000	14,200,000
Series TR-T30001-I, 144A, 0.18%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation, Series E, 0.08%***, 8/1/2034, LOC: Bank of America NA	16,195,000	16,195,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.18%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-3, 0.05%***, 1/1/2039, LIQ: U.S. Bank NA	25,285,000	25,285,000

June 30, 2013 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 19

Municipal Investments, continued

	Principal Amount	Value
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.11%***, 9/1/2036, SPA: State Street Bank & Trust Co.	$83,500,000	$83,500,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.18%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.19%***, 9/1/2037, LIQ: Wells Fargo Bank NA	43,245,000	43,245,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.08%***, 7/1/2025, LOC: Northern Trust Co.	11,475,000	11,475,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.06%***, 7/1/2024, LOC: PNC Bank NA	44,720,000	44,720,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.11%***, 9/30/2014, LOC: Barclays Bank PLC	37,550,000	37,550,000
San Francisco City & County, CA, Airports Commission, Series 36A, 0.07%***, 5/1/2026, LOC: U.S. Bank NA	21,900,000	21,900,000
San Jose, CA, Financing Authority:
Series F, 0.13%***, 6/1/2034, LOC: Bank of America NA	56,760,000	56,760,000
Series E2, 0.14%***, 6/1/2025, LOC: U.S. Bank NA	11,230,000	11,230,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.16%***, 6/1/2025, LOC: Bank of America NA	11,240,000	11,240,000
San Jose, CA, Redevelopment Agency, 0.3%, 12/10/2013	12,500,000	12,500,000
Suffolk County, NY, Industrial Development Agency, St. Anthony’s High School Civic, 0.04%***, 12/1/2036, LOC: U.S. Bank NA, Sovereign Bank NA	11,040,000	11,040,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.07%***, 12/1/2020, LOC: Bank of Nova Scotia	8,000,000	8,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.11%***, 5/1/2016, LOC: BNP Paribas	23,310,000	23,310,000
Texas, JPMorgan Chase Putters/ Drivers Trust, Various States:
Series 4263, 144A, 0.07%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	148,255,000	148,255,000
Series 4264, 144A, 0.07%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	37,600,000	37,600,000
Texas, State General Obligation, Series E, 0.13%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	206,000,000	206,774,194
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.1%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,765,000	16,765,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.25%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
University of Alabama, Hospital Revenue, Series B, 0.05%***, 9/1/2042, LOC: Wells Fargo Bank NA	60,000,000	60,000,000
University of Michigan, Series D-2, 0.04%***, 12/1/2029	15,840,000	15,840,000
University of Texas, Financing Systems Revenue, Series B, 0.02%***, 8/1/2039, LIQ: University of Texas Investment Management Co.	95,570,000	95,568,105
Virginia, Capital Beltway Funding Corp., Toll Revenue, Series D, 0.04%***, 12/31/2047, LOC: Bank of Nova Scotia	50,000,000	50,000,000
Virginia, State Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, Series B, 0.05%***, 7/1/2042, LOC: PNC Bank NA	12,000,000	12,000,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.09%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, Wells Fargo Stage Trust, Series 69C, 144A, 0.22%***, 10/1/2019, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	23,000,000	23,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.12%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	11,740,000	11,740,000
Wyoming, State Student Loan Corp., Revenue, Series A-3, 0.06%***, 12/1/2043, LOC: Royal Bank of Canada	30,000,000	30,000,000
Total Municipal Investments (Cost $2,513,195,299)		2,513,195,299

Repurchase Agreements 2.9%
BNP Paribas, 0.27%, dated 6/13/2013, to be repurchased at $30,007,200 on 7/15/2013(b)	30,000,000	30,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $351,430,800 on 3/18/2014(c)	350,000,000	350,000,000

20 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2013 (unaudited)

Repurchase Agreements, continued

	Principal Amount	Value
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $200,175,667 on 9/3/2013(d)	$200,000,000	$200,000,000
The Toronto-Dominion Bank, 0.1%, dated 6/28/2013, to be repurchased at $150,001,250 on 7/1/2013(e)	150,000,000	150,000,000
Total Repurchase Agreements (Cost $730,000,000)		730,000,000

	% of Net Assets
Total Investment Portfolio ($24,670,764,348)[	99.0	24,670,764,348
Other Assets and Liabilities, Net	1.0	253,488,179
Net Assets	100.0	$24,924,252,527

*

Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2013.

[	The cost for federal income tax purposes was $24,670,764,348.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
109,008	International Business Machines Corp.	1.625	5/15/2020	102,278
226,823	KFW	4.0	10/15/2013	231,067
359,484	Macquarie Bank Ltd.	4.1	12/17/2013	366,121
200,809	McDonald’s Corp.	5.35	3/1/2018	233,687
28,865,385	Province of Ontario Canada	3.15	12/15/2017	30,668,533
38,300	SpareBank 1 Boligkreditt AS	1.25	10/25/2013	38,483
Total Collateral Value				31,640,169

(c)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
57,667,998	Access Group, Inc.	0.676–1.693	7/25/2034–7/1/2038	50,926,589
8,532,094	AmeriCredit Automobile Receivables Trust	1.17	1/8/2016	8,555,898
4,275,000	Bear Stearns Commercial Mortgage Securities Trust	5.835	9/11/2042	4,733,671
130,946,474	Bear Stearns Commercial Mortgage Securities Trust—Interest Only	0.103	2/11/2044	1,102,914
8,396,477	Callidus Debt Partners CLO Fund VII Ltd.	1.026	1/21/2021	8,362,275
15,151	Chase Funding Trust	0.773	11/25/2034	14,427
164,310	CIT Home Equity Loan Trust	3.93	3/20/2032	168,266
25,950,000	ECP CLO Ltd.	1.123	3/17/2022	25,557,584
1,786,841	GSAMP Trust	1.093	10/25/2034	1,544,461
5,200,000	Higher Education Funding I	Zero Coupon	1/1/2044	3,609,651
3,782,676	JP Morgan Chase Commercial Mortgage Securities Trust	5.694	2/12/2049	4,090,809
101,047,159	KKR Financial CLO Corp.	1.018	10/15/2017	100,712,257
149,273,875	LB-UBS Commercial Mortgage Trust—Interest Only	0.368	11/15/2040	690,731
8,411,864	Merrill Lynch Mortgage Investors Trust	0.393	8/25/2036	8,126,137
140,486,090	Morgan Stanley Capital I Trust—Interest Only	1.482	6/15/2044	7,134,586
14,550,000	Nelnet Student Loan Trust	Zero Coupon	6/25/2035	11,988,013

June 30, 2013 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 21

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,934,980	Santander Consumer Acquired Receivables Trust	1.44	8/15/2016	29,040,336
55,659,000	SLM Private Credit Student Loan Trust	0.543–0.703	9/15/2033–12/15/2039	45,670,387
8,605,363	SLM Student Loan Trust	0.383–1.473	12/15/2032–12/15/2033	8,441,827
50,000,000	U.S. Education Loan Trust IV LLC	0.35	9/1/2047	41,913,629
Total Collateral Value				362,384,448

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,350,000	Asian Development Bank	0.875–5.82	6/10/2014–6/16/2028	10,192,563
20,385,000	Federal Farm Credit Bank	0.29	8/3/2015	20,447,401
39,774,000	Federal Home Loan Bank	Zero Coupon	10/16/2013–11/20/2013	39,763,343
33,500,000	Federal Home Loan Mortgage Corp.	Zero Coupon	12/11/2025	21,360,270
104,794,000	Federal National Mortgage Association	Zero Coupon–6.08	10/1/2013–10/23/2036	104,342,601
3,450,000	Inter-American Development Bank	0.375	11/8/2013	3,455,350
2,894,000	International Bank for Reconstruction & Development	1.125	8/25/2014	2,935,376
2,000,000	International Finance Corp.	1.0–2.125	11/23/2016–11/17/2017	2,028,883
6,000	U.S. Treasury Bill	Zero Coupon	7/5/2013	6,000
Total Collateral Value				204,531,787

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,034,997	Altria Group, Inc.	2.95–4.5	5/2/2023–5/2/2043	2,785,103
5,506,335	Bank of Nova Scotia	1.45–2.15	7/26/2013–3/22/2017	5,705,506
30,261	Berkshire Hathaway Finance Corp.	4.4	5/15/2042	28,155
10,000,000	Boeing Co.	3.5	2/15/2015	10,596,906
1,825,387	BP Capital Markets PLC	5.25	11/7/2013	1,869,831
975,000	Caisse Centrale Desjardins du Quebec	1.6–2.55	3/24/2016–3/6/2017	1,007,922
174,518	Canadian Imperrial Bank	0.9	9/19/2014	175,818
919,013	Cigna Corp.	5.375	2/15/2042	979,260
1,000,000	Citigroup, Inc.	3.5	5/15/2023	895,608
714,239	Coca-Cola Co.	3.625	3/15/2014	737,310
1,313,000	Comcast Corp.	2.85	1/15/2023	1,263,356
1,000,000	Deutsche Bank AG	4.296	5/24/2028	933,170
22,362,520	General Electric Capital Corp.	0.47–6.75	1/8/2016–3/15/2032	23,593,261
2,000,000	Ingersoll-Rand Global Holding Co., Ltd.	2.875–5.75	1/15/2019–6/15/2043	1,963,965
15,080,830	JPMorgan Chase & Co.	1.1–4.35	10/15/2015–8/15/2021	14,896,119
1,000,000	Lorillard Tobacco Co.	3.75	5/20/2023	917,990
1,000,000	McDonald’s Corp.	3.625	5/1/2043	874,817
250,000	National Bank of Canada	1.65	1/30/2014	253,396
1,000,000	Northeast Utilities	2.8	5/1/2023	937,708
3,000,000	Pacific LifeCorp.	5.125	1/30/2043	2,767,555
5,220,307	Pepsi Bottling Group, Inc.	7.0	3/1/2029	6,783,267
962,000	Rogers Communications, Inc.	4.5	3/15/2043	881,418
39,306,075	Royal Bank of Canada	0.625–3.125	4/14/2015–9/19/2017	39,374,012
14,975,000	Shell International Finance BV	4.0	3/21/2014	15,522,902

22 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2013 (unaudited)

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
978,171	The Goldman Sachs Group Inc.	5.75	1/24/2022	1,102,787
268,993	Toronto-Dominion Bank	1.625	9/14/2016	274,587
500,000	Ventas Realty LP	2.7	4/1/2020	477,648
14,104,347	Verizon Communications, Inc.	5.5–6.25	2/15/2018–4/1/2037	16,306,878
1,000,000	Walt Disney Co.	2.75	8/16/2021	993,735
203,005	Wyeth LLC	5.5	2/1/2014	213,581
Total Collateral Value				155,113,571

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

Interest Only: Interest Only (IO) bonds represent the interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(f)	$—	$23,940,764,348	$—	$23,940,764,348
Repurchase Agreements	$—	$730,000,000	$—	$730,000,000
Total	$—	$24,670,764,348	$—	$24,670,764,348

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(f)  See Investment Portfolio for additional detailed categorizations.

Financial Statements :: Cash Management Portfolio :: 23

Statement of Assets and Liabilities (unaudited)
as of June 30, 2013

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$24,670,764,348
Cash	283,233,578
Receivable for investments sold	12,390,000
Interest receivable	10,640,149
Other assets	120,228
TOTAL ASSETS	24,977,148,303

LIABILITIES:
Payable for investments purchased	49,999,174
Accrued management fee	2,101,421
Accrued Trustees’ fees	37,718
Other accrued expenses and payables	757,463
TOTAL LIABILITIES	52,895,776
NET ASSETS, AT VALUE	$24,924,252,527

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Income:
Interest	$30,719,058
EXPENSES:
Management fee	16,260,524
Administration fee	3,883,817
Custodian fee	133,548
Professional fees	123,479
Reports to shareholders	9,412
Trustees’ fees and expenses	348,355
Other	247,226
Total expenses before expense reductions	21,006,361
Expense reductions	(2,889,089)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	18,117,272
NET INVESTMENT INCOME	12,601,786
Net realized gain (loss) from investments	111,817
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,713,603

See accompanying notes to the financial statements.

24 :: Cash Management Portfolio :: Financial Statements

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,601,786	$32,909,674
Net realized gain (loss)	111,817	149,845
Net increase (decrease) in net assets resulting from operations	12,713,603	33,059,519

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	105,647,550,277	209,300,376,621
Value of capital withdrawn	(105,545,768,474)	(205,307,855,694)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	101,781,803	3,992,520,927
INCREASE (DECREASE) IN NET ASSETS	114,495,406	4,025,580,446
Net assets at beginning of period	24,809,757,121	20,784,176,675
Net assets at end of period	$24,924,252,527	$24,809,757,121

See accompanying notes to the financial statements.

Financial Highlights :: Cash Management Portfolio :: 25

	Six months ended June 30, 2013 (unaudited)		Year ended Dec. 31, 2012	Year ended Dec. 31, 2011	Year ended Dec. 31, 2010	Year ended Dec. 31, 2009	Year ended Dec. 31, 2008
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	24,924		24,810	20,784	34,432	42,466	29,653
Ratio of expenses before expense reductions (%)	.16	*	.17	.16	.17	.16	.17
Ratio of expenses after expense reductions (%)	.14	*	.14	.15	.16	.14	.13
Ratio of net investment income (%)	.10	*	.14	.10	.16	.43	2.85
Total Return (%)(a),(b)	.05	**	.14	.11	.17	.48	2.81

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

See accompanying notes to the financial statements.

26 :: Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2013 (unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2013, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 9%, 6%, 4% and 79%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2013, the Portfolio had investments in repurchase agreements with a gross value of $730,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

June 30, 2013 (unaudited) :: Notes to Financial Statements :: Cash Management Portfolio :: 27

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund’s average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the six months ended June 30, 2013, the Advisor waived a portion of its management fee aggregating $2,889,089, and the amount charged aggregated $13,371,435, which was equivalent to an annualized effective rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $3,883,817, of which $620,733 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2013, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “reports to shareholders” aggregated $905, all of which is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2013.

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the Profunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

6/13

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

JUNE 30, 2013

Semiannual Report

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Bull
13	ProFund VP Mid-Cap
17	ProFund VP Small-Cap
34	ProFund VP Dow 30
38	ProFund VP NASDAQ-100
43	ProFund VP Large-Cap Value
51	ProFund VP Large-Cap Growth
58	ProFund VP Mid-Cap Value
65	ProFund VP Mid-Cap Growth
72	ProFund VP Small-Cap Value
81	ProFund VP Small-Cap Growth
89	ProFund VP Asia 30
94	ProFund VP Europe 30
99	ProFund VP International
103	ProFund VP Emerging Markets
108	ProFund VP Japan
112	ProFund VP UltraBull
121	ProFund VP UltraMid-Cap
129	ProFund VP UltraSmall-Cap
146	ProFund VP UltraNASDAQ-100
151	ProFund VP Bear
155	ProFund VP Short Mid-Cap
159	ProFund VP Short Small-Cap
163	ProFund VP Short Dow 30
167	ProFund VP Short NASDAQ-100
171	ProFund VP Short International
175	ProFund VP Short Emerging Markets
179	ProFund VP UltraShort Dow 30
183	ProFund VP UltraShort NASDAQ-100
187	ProFund VP Banks
192	ProFund VP Basic Materials
197	ProFund VP Biotechnology
201	ProFund VP Consumer Goods
206	ProFund VP Consumer Services
212	ProFund VP Financials
218	ProFund VP Health Care
223	ProFund VP Industrials
230	ProFund VP Internet
234	ProFund VP Oil & Gas
239	ProFund VP Pharmaceuticals
243	ProFund VP Precious Metals
247	ProFund VP Real Estate
252	ProFund VP Semiconductor
257	ProFund VP Technology
262	ProFund VP Telecommunications
266	ProFund VP Utilities
271	ProFund VP U.S. Government Plus
275	ProFund VP Rising Rates Opportunity
279	ProFund VP Falling U.S. Dollar
284	ProFund VP Money Market
289	Notes to Financial Statements
315	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2013.

U.S. Equity Markets Strong

U.S. equity markets delivered robust returns during the six-month period ended June 30, 2013, with the S&P 500® rising 13.8%. Small-cap stocks gained the most, up 15.9%, as measured by the Russell 2000® Index. Blue chip stocks ran a close second, returning 15.2%, while the S&P MidCap 400® returned 14.6%. An improving economy and continued monetary accommodation were the main drivers of this rally, though fears that the U.S. Federal Reserve (Fed) would begin to pull back on its program of purchasing Treasury and mortgage-backed securities (Quantitative Easing) triggered considerable volatility in June.

U.S. industry sectors represented by the Dow Jones U.S. Industry IndexesSM delivered double-digit returns for the six-month period, with the exception of the technology sector, which returned 4.9%, and the basic materials sector, which lost 2.0%. The health care, consumer services and financials sectors were the strongest performers, with gains of 20.9%, 18.8% and 18.5%, respectively.

Foreign equity markets delivered mixed results during the period. Many developed markets gained, but emerging markets declined, resulting in a negligible return of 0.3% for the MSCI All Country World ex US Index. The MSCI EAFE Index, which tracks developed markets outside North America, gained 4.5%, boosted by strong results in Japan. Japan’s Nikkei Index rose 15.1%, as investors reacted positively to Prime Minister Abe’s plan to stimulate the country’s stagnant economy. The MSCI Europe Index, on the other hand, was up only 2.7%. The MSCI Emerging Markets Index declined 9.4%, as growth forecasts for many countries were cut and the prospect of reduced monetary stimulus rose.

Fixed Income Markets Falter

U.S. fixed income markets declined during the six months ended June 30, 2013, with the Barclays U.S. Aggregate Bond Index down 2.4%. Treasurys, as measured by the Ryan Labs 10 and 30 Year Treasury Indexes, fell 4.8% and 9.7%, respectively, on investor fears of a pullback in Quantitative Easing. High grade corporate credit also declined, off 4.9%, as measured by the Markit iBoxx® $ Liquid Investment Grade Index. The high yield market fared better, with the Markit iBoxx® $ Liquid High Yield Index flat at 0.2%.

Whatever your view on the market, our innovative array of funds provides advanced investment strategies to help you manage risk and potentially enhance returns. To learn more, please visit us at ProFunds.com.

We appreciate the trust and confidence you have placed in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Financial Statements and Financial Highlights

4 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Futures Contracts	14%
Swap Agreements	41%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.3%
Apple Computer, Inc.	1.2%
Microsoft Corp.	0.8%
Johnson & Johnson	0.8%
General Electric Co.	0.8%

S&P 500 – Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	10%
Utilities	3%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (46.1%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,683	$184,036
Abbott Laboratories (Pharmaceuticals)	4,158	145,031
AbbVie, Inc. (Pharmaceuticals)	4,224	174,620
Abercrombie & Fitch Co.—Class A (Retail)	198	8,960
Accenture PLC—Class A (Computers)	1,749	125,858
ACE, Ltd. (Insurance)	924	82,680
Actavis, Inc.* (Pharmaceuticals)	330	41,653
Adobe Systems, Inc.* (Software)	1,353	61,643
Advanced Micro Devices, Inc.* (Semiconductors)	1,617	6,597
Aetna, Inc. (Healthcare-Services)	1,023	65,001
AFLAC, Inc. (Insurance)	1,254	72,882
Agilent Technologies, Inc. (Electronics)	924	39,511
AGL Resources, Inc. (Gas)	330	14,144
Air Products & Chemicals, Inc. (Chemicals)	561	51,371
Airgas, Inc. (Chemicals)	165	15,751
Akamai Technologies, Inc.* (Software)	462	19,658
Alcoa, Inc. (Mining)	2,871	22,451
Alexion Pharmaceuticals, Inc.* (Biotechnology)	528	48,703
Allegheny Technologies, Inc. (Iron/Steel)	297	7,814
Allergan, Inc. (Pharmaceuticals)	792	66,718
Allstate Corp. (Insurance)	1,254	60,342
Altera Corp. (Semiconductors)	858	28,305
Altria Group, Inc. (Agriculture)	5,379	188,211
Amazon.com, Inc.* (Internet)	990	274,913
Ameren Corp. (Electric)	660	22,730
American Electric Power, Inc. (Electric)	1,287	57,632
American Express Co. (Diversified Financial Services)	2,574	192,431
American International Group, Inc.* (Insurance)	3,960	177,013
American Tower Corp. (REIT)	1,056	77,268
Ameriprise Financial, Inc. (Diversified Financial Services)	528	42,705
AmerisourceBergen Corp. (Pharmaceuticals)	627	35,005
Amgen, Inc. (Biotechnology)	2,013	198,603
Amphenol Corp.—Class A (Electronics)	429	33,436
Anadarko Petroleum Corp. (Oil & Gas)	1,353	116,263
Analog Devices, Inc. (Semiconductors)	825	37,175
Aon PLC (Insurance)	825	53,089
Apache Corp. (Oil & Gas)	1,056	88,524
Apartment Investment and Management Co.—Class A (REIT)	396	11,896
Apple Computer, Inc. (Computers)	2,508	993,370
Applied Materials, Inc. (Semiconductors)	3,201	47,727
Archer-Daniels-Midland Co. (Agriculture)	1,749	59,309
Assurant, Inc. (Insurance)	198	10,080
AT&T, Inc. (Telecommunications)	14,388	509,334
Autodesk, Inc.* (Software)	594	20,160
Automatic Data Processing, Inc. (Commercial Services)	1,287	88,623
AutoNation, Inc.* (Retail)	99	4,296
AutoZone, Inc.* (Retail)	99	41,945
AvalonBay Communities, Inc. (REIT)	330	44,520
Avery Dennison Corp. (Household Products/Wares)	264	11,289
Avon Products, Inc. (Cosmetics/Personal Care)	1,155	24,290
Baker Hughes, Inc. (Oil & Gas Services)	1,188	54,802
Ball Corp. (Packaging & Containers)	396	16,449
Bank of America Corp. (Banks)	28,842	370,908
Bank of New York Mellon Corp. (Banks)	3,102	87,011
Bard (C.R.), Inc. (Healthcare-Products)	198	21,519
Baxter International, Inc. (Healthcare-Products)	1,452	100,580
BB&T Corp. (Banks)	1,881	63,728
Beam, Inc. (Beverages)	429	27,074
Becton, Dickinson & Co. (Healthcare-Products)	528	52,182
Bed Bath & Beyond, Inc.* (Retail)	594	42,115
Bemis Co., Inc. (Packaging & Containers)	264	10,333
Berkshire Hathaway, Inc.—Class B* (Insurance)	4,884	546,618
Best Buy Co., Inc. (Retail)	726	19,842
Biogen Idec, Inc.* (Biotechnology)	627	134,930
BlackRock, Inc. (Diversified Financial Services)	330	84,761
BMC Software, Inc.* (Software)	363	16,386
Boeing Co. (Aerospace/Defense)	1,815	185,929
BorgWarner, Inc.* (Auto Parts & Equipment)	297	25,587
Boston Properties, Inc. (REIT)	396	41,766
Boston Scientific Corp.* (Healthcare-Products)	3,597	33,344
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,389	196,144
Broadcom Corp.—Class A (Semiconductors)	1,419	47,905

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued

	Shares	Value
Brown-Forman Corp.—Class B (Beverages)	396	$26,750
C.H. Robinson Worldwide, Inc. (Transportation)	429	24,157
CA, Inc. (Software)	891	25,509
Cablevision Systems Corp. NY—Class A (Media)	594	9,991
Cabot Oil & Gas Corp. (Oil & Gas)	561	39,842
Cameron International Corp.* (Oil & Gas Services)	660	40,366
Campbell Soup Co. (Food)	462	20,693
Capital One Financial Corp. (Banks)	1,551	97,418
Cardinal Health, Inc. (Pharmaceuticals)	924	43,613
CareFusion Corp.* (Healthcare-Products)	594	21,889
CarMax, Inc.* (Retail)	594	27,419
Carnival Corp.—Class A (Leisure Time)	1,188	40,737
Caterpillar, Inc. (Machinery-Construction & Mining)	1,749	144,275
CBRE Group, Inc.—Class A* (Real Estate)	825	19,272
CBS Corp.—Class B (Media)	1,518	74,185
Celgene Corp.* (Biotechnology)	1,122	131,173
CenterPoint Energy, Inc. (Gas)	1,155	27,131
CenturyLink, Inc. (Telecommunications)	1,617	57,161
Cerner Corp.* (Software)	396	38,052
CF Industries Holdings, Inc. (Chemicals)	165	28,298
Chesapeake Energy Corp. (Oil & Gas)	1,386	28,247
Chevron Corp. (Oil & Gas)	5,181	613,120
Chipotle Mexican Grill, Inc.* (Retail)	99	36,071
CIGNA Corp. (Healthcare-Services)	759	55,020
Cincinnati Financial Corp. (Insurance)	396	18,176
Cintas Corp. (Textiles)	264	12,023
Cisco Systems, Inc. (Telecommunications)	14,289	347,366
Citigroup, Inc. (Banks)	8,151	391,003
Citrix Systems, Inc.* (Software)	495	29,863
Cliffs Natural Resources, Inc. (Iron/Steel)	396	6,435
Clorox Co. (Household Products/Wares)	363	30,180
CME Group, Inc. (Diversified Financial Services)	825	62,684
CMS Energy Corp. (Electric)	726	19,725
Coach, Inc. (Apparel)	759	43,331
Coca-Cola Co. (Beverages)	10,263	411,648
Coca-Cola Enterprises, Inc. (Beverages)	693	24,366
Cognizant Technology Solutions Corp.* (Computers)	792	49,587
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,343	134,230
Comcast Corp.—Class A (Media)	7,062	295,756
Comerica, Inc. (Banks)	495	19,716
Computer Sciences Corp. (Computers)	396	17,333
ConAgra Foods, Inc. (Food)	1,122	39,191
ConocoPhillips (Oil & Gas)	3,267	197,654
CONSOL Energy, Inc. (Coal)	627	16,991
Consolidated Edison, Inc. (Electric)	792	46,182
Constellation Brands, Inc.* (Beverages)	396	20,640
Corning, Inc. (Telecommunications)	3,960	56,351
Costco Wholesale Corp. (Retail)	1,155	127,708
Covidien PLC (Healthcare-Products)	1,254	78,801
Crown Castle International Corp.* (Telecommunications)	792	57,333
CSX Corp. (Transportation)	2,739	63,517
Cummins, Inc. (Machinery-Diversified)	462	50,109
CVS Caremark Corp. (Retail)	3,267	186,807
D.R. Horton, Inc. (Home Builders)	759	16,152
Danaher Corp. (Miscellaneous Manufacturing)	1,551	98,178
Darden Restaurants, Inc. (Retail)	363	18,324
DaVita, Inc.* (Healthcare-Services)	231	27,905
Deere & Co. (Machinery-Diversified)	1,023	83,118
Dell, Inc. (Computers)	3,927	52,425
Delphi Automotive PLC (Auto Parts & Equipment)	792	40,146
Denbury Resources, Inc.* (Oil & Gas)	990	17,147
DENTSPLY International, Inc. (Healthcare-Products)	396	16,220
Devon Energy Corp. (Oil & Gas)	1,023	53,073
Diamond Offshore Drilling, Inc. (Oil & Gas)	198	13,620
DIRECTV—Class A* (Media)	1,485	91,506
Discover Financial Services (Diversified Financial Services)	1,320	62,885
Discovery Communications, Inc.—Class A* (Media)	660	50,959
Dollar General Corp.* (Retail)	792	39,940
Dollar Tree, Inc.* (Retail)	594	30,199
Dominion Resources, Inc. (Electric)	1,551	88,127
Dover Corp. (Miscellaneous Manufacturing)	462	35,879
Dr. Pepper Snapple Group, Inc. (Beverages)	561	25,767
DTE Energy Co. (Electric)	462	30,959
Duke Energy Corp. (Electric)	1,881	126,967
Dun & Bradstreet Corp. (Software)	99	9,648
E*TRADE Financial Corp.* (Diversified Financial Services)	759	9,609
E.I. du Pont de Nemours & Co. (Chemicals)	2,475	129,938
Eastman Chemical Co. (Chemicals)	429	30,034
Eaton Corp. (Miscellaneous Manufacturing)	1,254	82,526
eBay, Inc.* (Internet)	3,135	162,142
Ecolab, Inc. (Chemicals)	726	61,848
Edison International (Electric)	858	41,321
Edwards Lifesciences Corp.* (Healthcare-Products)	297	19,958
Electronic Arts, Inc.* (Software)	825	18,950
Eli Lilly & Co. (Pharmaceuticals)	2,640	129,677
EMC Corp. (Computers)	5,610	132,508
Emerson Electric Co. (Electrical Components & Equipment)	1,914	104,390
Ensco PLC—Class AADR (Oil & Gas)	627	36,441
Entergy Corp. (Electric)	462	32,192
EOG Resources, Inc. (Oil & Gas)	726	95,600
EQT Corp. (Oil & Gas)	396	31,431
Equifax, Inc. (Commercial Services)	330	19,447
Equity Residential (REIT)	858	49,815
Exelon Corp. (Electric)	2,277	70,313
Expedia, Inc. (Internet)	264	15,880
Expeditors International of Washington, Inc. (Transportation)	561	21,324
Express Scripts Holding Co.* (Pharmaceuticals)	2,178	134,361
Exxon Mobil Corp. (Oil & Gas)	11,913	1,076,340
F5 Networks, Inc.* (Internet)	198	13,622
Family Dollar Stores, Inc. (Retail)	264	16,450
Fastenal Co. (Distribution/Wholesale)	726	33,287
FedEx Corp. (Transportation)	792	78,075
Fidelity National Information Services, Inc. (Software)	792	33,929
Fifth Third Bancorp (Banks)	2,343	42,291
First Horizon National Corp. (Banks)	1	6
First Solar, Inc.* (Semiconductors)	165	7,380
FirstEnergy Corp. (Electric)	1,122	41,895
Fiserv, Inc.* (Software)	363	31,730
FLIR Systems, Inc. (Electronics)	396	10,680
Flowserve Corp. (Machinery-Diversified)	396	21,388
Fluor Corp. (Engineering & Construction)	429	25,444
FMC Corp. (Chemicals)	363	22,165
FMC Technologies, Inc.* (Oil & Gas Services)	627	34,911
Ford Motor Co. (Auto Manufacturers)	10,527	162,853
Forest Laboratories, Inc.* (Pharmaceuticals)	627	25,707

See accompanying notes to financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Fossil Group, Inc.* (Apparel)	132	$13,637
Franklin Resources, Inc. (Diversified Financial Services)	363	49,375
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,772	76,535
Frontier Communications Corp. (Telecommunications)	2,673	10,826
GameStop Corp.—Class A (Retail)	330	13,870
Gannett Co., Inc. (Media)	627	15,336
Garmin, Ltd. (Electronics)	297	10,740
General Dynamics Corp. (Aerospace/Defense)	891	69,792
General Electric Co. (Miscellaneous Manufacturing)	27,654	641,295
General Mills, Inc. (Food)	1,716	83,277
General Motors Co.* (Auto Manufacturers)	2,046	68,152
Genuine Parts Co. (Distribution/Wholesale)	429	33,492
Genworth Financial, Inc.—Class A* (Insurance)	1,320	15,061
Gilead Sciences, Inc.* (Biotechnology)	4,092	209,551
Google, Inc.—Class A* (Internet)	726	639,149
H & R Block, Inc. (Commercial Services)	726	20,147
Halliburton Co. (Oil & Gas Services)	2,508	104,634
Harley-Davidson, Inc. (Leisure Time)	594	32,563
Harman International Industries, Inc. (Home Furnishings)	198	10,732
Harris Corp. (Telecommunications)	297	14,627
Hartford Financial Services Group, Inc. (Insurance)	1,221	37,753
Hasbro, Inc. (Toys/Games/Hobbies)	297	13,315
HCP, Inc. (REIT)	1,221	55,482
Health Care REIT, Inc. (REIT)	759	50,876
Helmerich & Payne, Inc. (Oil & Gas)	297	18,548
Hess Corp. (Oil & Gas)	792	52,660
Hewlett-Packard Co. (Computers)	5,148	127,670
Honeywell International, Inc. (Electronics)	2,112	167,566
Hormel Foods Corp. (Food)	363	14,005
Hospira, Inc.* (Healthcare-Products)	429	16,435
Host Hotels & Resorts, Inc. (REIT)	1,980	33,403
Hudson City Bancorp, Inc. (Savings & Loans)	1,287	11,789
Humana, Inc. (Healthcare-Services)	429	36,199
Huntington Bancshares, Inc. (Banks)	2,244	17,683
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,122	77,609
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	759	42,140
Integrys Energy Group, Inc. (Electric)	198	11,589
Intel Corp. (Semiconductors)	13,299	322,101
IntercontinentalExchange, Inc.* (Diversified Financial Services)	198	35,196
International Business Machines Corp. (Computers)	2,805	536,064
International Flavors & Fragrances, Inc. (Chemicals)	231	17,362
International Game Technology (Entertainment)	693	11,580
International Paper Co. (Forest Products & Paper)	1,188	52,640
Intuit, Inc. (Software)	759	46,322
Intuitive Surgical, Inc.* (Healthcare-Products)	99	50,151
Invesco, Ltd. (Diversified Financial Services)	1,188	37,778
Iron Mountain, Inc. (Commercial Services)	462	12,294
J.C. Penney Co., Inc.* (Retail)	396	6,764
J.P. Morgan Chase & Co. (Banks)	10,098	533,073
Jabil Circuit, Inc. (Electronics)	495	10,088
Jacobs Engineering Group, Inc.* (Engineering & Construction)	363	20,012
JDS Uniphase Corp.* (Telecommunications)	627	9,016
Johnson & Johnson (Pharmaceuticals)	7,524	646,010
Johnson Controls, Inc. (Auto Parts & Equipment)	1,848	66,140
Joy Global, Inc. (Machinery-Construction & Mining)	297	14,413
Juniper Networks, Inc.* (Telecommunications)	1,353	26,126
Kansas City Southern Industries, Inc. (Transportation)	297	31,470
Kellogg Co. (Food)	693	44,511
KeyCorp (Banks)	2,475	27,324
Kimberly-Clark Corp. (Household Products/Wares)	1,023	99,374
Kimco Realty Corp. (REIT)	1,089	23,337
Kinder Morgan, Inc. (Pipelines)	1,683	64,206
KLA-Tencor Corp. (Semiconductors)	429	23,908
Kohls Corp. (Retail)	561	28,336
Kraft Foods Group, Inc. (Food)	1,584	88,498
Kroger Co. (Food)	1,386	47,872
L Brands, Inc. (Retail)	627	30,880
L-3 Communications Holdings, Inc. (Aerospace/Defense)	231	19,806
Laboratory Corp. of America Holdings* (Healthcare-Services)	264	26,426
Lam Research Corp.* (Semiconductors)	429	19,022
Legg Mason, Inc. (Diversified Financial Services)	297	9,210
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	396	12,312
Lennar Corp.—Class A (Home Builders)	429	15,461
Leucadia National Corp. (Holding Companies-Diversified)	792	20,766
Life Technologies Corp.* (Biotechnology)	462	34,193
Lincoln National Corp. (Insurance)	726	26,477
Linear Technology Corp. (Semiconductors)	627	23,099
Lockheed Martin Corp. (Aerospace/Defense)	726	78,742
Loews Corp. (Insurance)	825	36,630
Lorillard, Inc. (Agriculture)	1,023	44,685
Lowe’s Cos., Inc. (Retail)	2,871	117,424
LSI Logic Corp.* (Semiconductors)	1,485	10,603
LyondellBasell Industries N.V.—Class A (Chemicals)	1,023	67,784
M&T Bank Corp. (Banks)	330	36,878
Macy’s, Inc. (Retail)	1,023	49,104
Marathon Oil Corp. (Oil & Gas)	1,881	65,045
Marathon Petroleum Corp. (Oil & Gas)	858	60,969
Marriott International, Inc.—Class A (Lodging)	628	25,346
Marsh & McLennan Cos., Inc. (Insurance)	1,485	59,281
Masco Corp. (Building Materials)	957	18,652
MasterCard, Inc.—Class A (Commercial Services)	264	151,668
Mattel, Inc. (Toys/Games/Hobbies)	924	41,866
McCormick & Co., Inc. (Food)	363	25,541
McDonald’s Corp. (Retail)	2,673	264,626
McGraw-Hill Cos., Inc. (Media)	726	38,616
McKesson Corp. (Pharmaceuticals)	594	68,013
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	528	41,833
MeadWestvaco Corp. (Forest Products & Paper)	462	15,759
Medtronic, Inc. (Healthcare-Products)	2,706	139,279
Merck & Co., Inc. (Pharmaceuticals)	8,085	375,548
MetLife, Inc. (Insurance)	2,937	134,397
Microchip Technology, Inc. (Semiconductors)	528	19,668
Micron Technology, Inc.* (Semiconductors)	2,772	39,723
Microsoft Corp. (Software)	20,097	693,950

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 7

Common Stocks, continued

	Shares	Value
Molex, Inc. (Electrical Components & Equipment)	363	$10,650
Molson Coors Brewing Co.—Class B (Beverages)	429	20,532
Mondelez International, Inc.—Class A (Food)	4,785	136,516
Monsanto Co. (Chemicals)	1,419	140,196
Monster Beverage Corp.* (Beverages)	396	24,065
Moody’s Corp. (Commercial Services)	528	32,171
Morgan Stanley Dean Witter & Co. (Banks)	3,663	89,487
Motorola Solutions, Inc. (Telecommunications)	726	41,912
Murphy Oil Corp. (Oil & Gas)	495	30,141
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,023	31,744
Nabors Industries, Ltd. (Oil & Gas)	792	12,126
NASDAQ Stock Market, Inc. (Diversified Financial Services)	330	10,821
National Oilwell Varco, Inc. (Oil & Gas Services)	1,155	79,580
NetApp, Inc.* (Computers)	957	36,155
Netflix, Inc.* (Internet)	165	34,830
Newell Rubbermaid, Inc. (Housewares)	759	19,924
Newfield Exploration Co.* (Oil & Gas)	363	8,672
Newmont Mining Corp. (Mining)	1,320	39,534
News Corp.—Class A (Media)	5,313	173,204
NextEra Energy, Inc. (Electric)	1,122	91,421
NIKE, Inc.—Class B (Apparel)	1,947	123,985
NiSource, Inc. (Gas)	825	23,628
Noble Corp. (Oil & Gas)	693	26,043
Noble Energy, Inc. (Oil & Gas)	957	57,458
Nordstrom, Inc. (Retail)	396	23,736
Norfolk Southern Corp. (Transportation)	858	62,334
Northeast Utilities System (Electric)	858	36,053
Northern Trust Corp. (Banks)	594	34,393
Northrop Grumman Corp. (Aerospace/Defense)	627	51,916
NRG Energy, Inc. (Electric)	858	22,909
Nucor Corp. (Iron/Steel)	858	37,169
NVIDIA Corp. (Semiconductors)	1,551	21,761
NYSE Euronext (Diversified Financial Services)	660	27,324
Occidental Petroleum Corp. (Oil & Gas)	2,145	191,398
Omnicom Group, Inc. (Advertising)	693	43,569
ONEOK, Inc. (Pipelines)	561	23,175
Oracle Corp. (Software)	9,834	302,101
O’Reilly Automotive, Inc.* (Retail)	297	33,448
Owens-Illinois, Inc.* (Packaging & Containers)	429	11,922
PACCAR, Inc. (Auto Manufacturers)	957	51,353
Pall Corp. (Miscellaneous Manufacturing)	297	19,730
Parker Hannifin Corp. (Miscellaneous Manufacturing)	396	37,778
Patterson Cos., Inc. (Healthcare-Products)	231	8,686
Paychex, Inc. (Commercial Services)	858	31,334
Peabody Energy Corp. (Coal)	726	10,629
Pentair, Ltd. (Miscellaneous Manufacturing)	561	32,364
People’s United Financial, Inc. (Savings & Loans)	891	13,276
Pepco Holdings, Inc. (Electric)	660	13,306
PepsiCo, Inc. (Beverages)	4,125	337,384
PerkinElmer, Inc. (Electronics)	297	9,653
Perrigo Co. (Pharmaceuticals)	231	27,951
PetSmart, Inc. (Retail)	264	17,685
Pfizer, Inc. (Pharmaceuticals)	17,853	500,062
PG&E Corp. (Electric)	1,188	54,327
Philip Morris International, Inc. (Agriculture)	4,389	380,175
Phillips 66 (Oil & Gas)	1,650	97,203
Pinnacle West Capital Corp. (Electric)	297	16,475
Pioneer Natural Resources Co. (Oil & Gas)	363	52,544
Pitney Bowes, Inc. (Office/Business Equipment)	528	7,751
Plum Creek Timber Co., Inc. (REIT)	429	20,021
PNC Financial Services Group (Banks)	1,419	103,473
PPG Industries, Inc. (Chemicals)	396	57,978
PPL Corp. (Electric)	1,584	47,932
Praxair, Inc. (Chemicals)	792	91,207
Precision Castparts Corp. (Metal Fabricate/Hardware)	396	89,500
Priceline.com, Inc.* (Internet)	132	109,181
Principal Financial Group, Inc. (Insurance)	726	27,189
Procter & Gamble Co. (Cosmetics/Personal Care)	7,326	564,029
Progressive Corp. (Insurance)	1,485	37,749
Prologis, Inc. (REIT)	1,320	49,790
Prudential Financial, Inc. (Insurance)	1,254	91,580
Public Service Enterprise Group, Inc. (Electric)	1,353	44,189
Public Storage, Inc. (REIT)	396	60,719
PulteGroup, Inc.* (Home Builders)	924	17,528
PVH Corp. (Retail)	231	28,887
QEP Resources, Inc. (Oil & Gas)	495	13,751
Qualcomm, Inc. (Semiconductors)	4,620	282,190
Quanta Services, Inc.* (Commercial Services)	561	14,844
Quest Diagnostics, Inc. (Healthcare-Services)	429	26,010
Ralph Lauren Corp. (Apparel)	165	28,667
Range Resources Corp. (Oil & Gas)	429	33,170
Raytheon Co. (Aerospace/Defense)	858	56,731
Red Hat, Inc.* (Software)	495	23,671
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	198	44,526
Regions Financial Corp. (Banks)	3,795	36,166
Republic Services, Inc. (Environmental Control)	792	26,880
Reynolds American, Inc. (Agriculture)	858	41,501
Robert Half International, Inc. (Commercial Services)	363	12,062
Rockwell Automation, Inc. (Machinery-Diversified)	363	30,180
Rockwell Collins, Inc. (Aerospace/Defense)	363	23,018
Roper Industries, Inc. (Machinery-Diversified)	264	32,794
Ross Stores, Inc. (Retail)	594	38,497
Rowan Cos. PLC—Class A* (Oil & Gas)	330	11,243
Ryder System, Inc. (Transportation)	132	8,024
Safeway, Inc. (Food)	660	15,616
SAIC, Inc. (Commercial Services)	759	10,573
Salesforce.com, Inc.* (Software)	1,452	55,437
SanDisk Corp.* (Computers)	660	40,326
SCANA Corp. (Electric)	363	17,823
Schlumberger, Ltd. (Oil & Gas Services)	3,564	255,396
Scripps Networks Interactive—Class A (Media)	231	15,422
Seagate Technology PLC (Computers)	858	38,464
Sealed Air Corp. (Packaging & Containers)	528	12,646
Sempra Energy (Gas)	594	48,565
Sherwin-Williams Co. (Chemicals)	231	40,795
Sigma-Aldrich Corp. (Chemicals)	330	26,519
Simon Property Group, Inc. (REIT)	825	130,285
SLM Corp. (Diversified Financial Services)	1,188	27,158
Snap-on, Inc. (Hand/Machine Tools)	165	14,748
Southern Co. (Electric)	2,343	103,396
Southwest Airlines Co. (Airlines)	1,947	25,097
Southwestern Energy Co.* (Oil & Gas)	957	34,959
Spectra Energy Corp. (Pipelines)	1,782	61,408
Sprint Nextel Corp.* (Telecommunications)	8,085	56,757
St. Jude Medical, Inc. (Healthcare-Products)	759	34,633
Stanley Black & Decker, Inc. (Hand/Machine Tools)	429	33,162
Staples, Inc. (Retail)	1,782	28,263
Starbucks Corp. (Retail)	2,013	131,831
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	528	33,365
State Street Corp. (Banks)	1,221	79,621

See accompanying notes to financial statements.

8 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Stericycle, Inc.* (Environmental Control)	231	$25,509
Stryker Corp. (Healthcare-Products)	759	49,092
SunTrust Banks, Inc. (Banks)	1,452	45,840
Symantec Corp. (Internet)	1,848	41,525
Sysco Corp. (Food)	1,584	54,109
T. Rowe Price Group, Inc. (Diversified Financial Services)	693	50,693
Target Corp. (Retail)	1,716	118,164
TE Connectivity, Ltd. (Electronics)	1,122	51,096
TECO Energy, Inc. (Electric)	561	9,644
Tenet Healthcare Corp.* (Healthcare-Services)	264	12,170
Teradata Corp.* (Computers)	429	21,549
Teradyne, Inc.* (Semiconductors)	495	8,697
Tesoro Petroleum Corp. (Oil & Gas)	363	18,992
Texas Instruments, Inc. (Semiconductors)	2,970	103,564
Textron, Inc. (Miscellaneous Manufacturing)	759	19,772
The ADT Corp. (Commercial Services)	594	23,671
The AES Corp. (Electric)	1,650	19,784
The Charles Schwab Corp. (Diversified Financial Services)	2,937	62,353
The Chubb Corp. (Insurance)	693	58,662
The Dow Chemical Co. (Chemicals)	3,234	104,038
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	627	41,238
The Gap, Inc. (Retail)	792	33,050
The Goldman Sachs Group, Inc. (Banks)	1,155	174,694
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	660	10,091
The Hershey Co. (Food)	396	35,355
The Home Depot, Inc. (Retail)	3,894	301,667
The Interpublic Group of Cos., Inc. (Advertising)	1,155	16,805
The JM Smucker Co.—Class A (Food)	297	30,636
The Macerich Co. (REIT)	363	22,132
The Mosaic Co. (Chemicals)	726	39,066
The Travelers Cos., Inc. (Insurance)	1,023	81,758
The Williams Cos., Inc. (Pipelines)	1,815	58,933
Thermo Fisher Scientific, Inc. (Electronics)	957	80,990
Tiffany & Co. (Retail)	330	24,037
Time Warner Cable, Inc. (Media)	792	89,084
Time Warner, Inc. (Media)	2,508	145,013
TJX Cos., Inc. (Retail)	1,914	95,815
Torchmark Corp. (Insurance)	231	15,047
Total System Services, Inc. (Commercial Services)	429	10,502
TripAdvisor, Inc.* (Internet)	297	18,078
Tyco International, Ltd. (Electronics)	1,254	41,319
Tyson Foods, Inc.—Class A (Food)	759	19,491
U.S. Bancorp (Banks)	4,950	178,943
Union Pacific Corp. (Transportation)	1,254	193,467
United Parcel Service, Inc.—Class B (Transportation)	1,914	165,523
United States Steel Corp. (Iron/Steel)	396	6,942
United Technologies Corp. (Aerospace/Defense)	2,277	211,623
UnitedHealth Group, Inc. (Healthcare-Services)	2,739	179,351
UnumProvident Corp. (Insurance)	726	21,323
Urban Outfitters, Inc.* (Retail)	297	11,945
V.F. Corp. (Apparel)	231	44,597
Valero Energy Corp. (Oil & Gas)	1,452	50,486
Varian Medical Systems, Inc.* (Healthcare-Products)	297	20,033
Ventas, Inc. (REIT)	792	55,012
VeriSign, Inc.* (Internet)	396	17,685
Verizon Communications, Inc. (Telecommunications)	7,656	385,403
Viacom, Inc.—Class B (Media)	1,188	80,843
Visa, Inc.—Class A (Commercial Services)	1,353	247,261
Vornado Realty Trust (REIT)	462	38,277
Vulcan Materials Co. (Mining)	363	17,573
W.W. Grainger, Inc. (Distribution/Wholesale)	165	41,610
Walgreen Co. (Retail)	2,310	102,102
Wal-Mart Stores, Inc. (Retail)	4,389	326,937
Walt Disney Co. (Media)	4,818	304,256
Washington Post Co.—Class B (Media)	33	15,964
Waste Management, Inc. (Environmental Control)	1,188	47,913
Waters Corp.* (Electronics)	231	23,112
WellPoint, Inc. (Healthcare-Services)	792	64,817
Wells Fargo & Co. (Banks)	13,167	543,403
Western Digital Corp. (Computers)	561	34,832
Western Union Co. (Commercial Services)	1,485	25,408
Weyerhaeuser Co. (REIT)	1,452	41,367
Whirlpool Corp. (Home Furnishings)	198	22,643
Whole Foods Market, Inc. (Food)	924	47,568
Windstream Corp. (Telecommunications)	1,584	12,213
Wisconsin Energy Corp. (Electric)	627	25,701
WPX Energy, Inc.* (Oil & Gas)	528	10,000
Wyndham Worldwide Corp. (Lodging)	363	20,774
Wynn Resorts, Ltd. (Lodging)	198	25,344
Xcel Energy, Inc. (Electric)	1,320	37,409
Xerox Corp. (Office/Business Equipment)	3,300	29,931
Xilinx, Inc. (Semiconductors)	693	27,450
XL Group PLC (Insurance)	759	23,013
Xylem, Inc. (Machinery-Diversified)	495	13,335
Yahoo!, Inc.* (Internet)	2,541	63,805
YUM! Brands, Inc. (Retail)	1,188	82,376
Zimmer Holdings, Inc. (Healthcare-Products)	462	34,622
Zions Bancorp (Banks)	495	14,296
Zoetis, Inc. (Pharmaceuticals)	1,353	41,794
TOTAL COMMON STOCKS (Cost $17,418,749)		38,305,155

Repurchase Agreements(a)(b) (53.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $44,472,056	$44,472,000	$44,472,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,472,000)		44,472,000
TOTAL INVESTMENT SECURITIES (Cost $61,890,749)—99.5%		82,777,155
Net other assets (liabilities)—0.5%		446,669
NET ASSETS—100.0%		$83,223,824

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $5,613,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 9

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $11,581,875)	145	$(47,017)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$18,532,219	$(80,016)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	15,196,134	(62,357)
		$(142,373)

ProFund VP Bull invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$60,374	0.1%
Aerospace/Defense	697,557	0.8%
Agriculture	713,881	0.9%
Airlines	25,097	NM
Apparel	254,217	0.3%
Auto Manufacturers	282,358	0.3%
Auto Parts & Equipment	141,964	0.2%
Banks	2,987,355	3.6%
Beverages	918,226	1.1%
Biotechnology	801,679	1.0%
Building Materials	18,652	NM
Chemicals	924,349	1.1%
Coal	27,620	NM
Commercial Services	700,005	0.8%
Computers	2,206,141	2.7%
Cosmetics/Personal Care	763,787	0.9%
Distribution/Wholesale	108,389	0.1%
Diversified Financial Services	764,983	0.9%
Electric	1,130,002	1.4%
Electrical Components & Equipment	115,040	0.1%
Electronics	478,190	0.6%
Engineering & Construction	45,456	0.1%
Entertainment	11,580	NM
Environmental Control	100,302	0.1%
Food	702,879	0.8%
Forest Products & Paper	68,399	0.1%
Gas	113,468	0.1%
Hand/Machine Tools	47,909	0.1%
Healthcare-Products	697,424	0.8%
Healthcare-Services	492,899	0.6%
Holding Companies-Diversified	20,766	NM
Home Builders	49,141	0.1%
Home Furnishings	33,375	NM
Household Products/Wares	140,843	0.2%
Housewares	19,924	NM
Insurance	1,686,800	2.0%
Internet	1,390,810	1.7%
Iron/Steel	58,360	0.1%
Leisure Time	73,300	0.1%
Lodging	104,829	0.1%
Machinery-Construction & Mining	158,688	0.2%
Machinery-Diversified	230,924	0.3%
Media	1,400,136	1.7%
Metal Fabricate/Hardware	89,500	0.1%
Mining	156,093	0.2%
Miscellaneous Manufacturing	1,283,619	1.5%
Office/Business Equipment	37,682	NM
Oil & Gas	3,252,709	4.1%
Oil & Gas Services	569,689	0.7%
Packaging & Containers	51,350	0.1%
Pharmaceuticals	2,725,486	3.3%
Pipelines	207,722	0.2%
Real Estate	19,272	NM
REIT	805,966	1.0%
Retail	2,509,521	3.0%
Savings & Loans	25,065	NM
Semiconductors	1,076,875	1.3%
Software	1,427,008	1.7%
Telecommunications	1,584,425	1.9%
Textiles	12,023	NM
Toys/Games/Hobbies	55,181	0.1%
Transportation	647,891	0.8%
Other**	44,918,669	53.9%
Total	$83,223,824	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$61,890,749
Securities, at value	38,305,155
Repurchase agreements, at value	44,472,000
Total Investment Securities, at value	82,777,155
Cash	1,233
Segregated cash balances with brokers	561,150
Dividends and interest receivable	47,501
Receivable for capital shares issued	401,146
Receivable for investments sold	4,677
Prepaid expenses	1,409
TOTAL ASSETS	83,794,271

LIABILITIES:
Payable for capital shares redeemed	113,482
Unrealized loss on swap agreements	142,373
Variation margin on futures contracts	68,875
Advisory fees payable	50,238
Management services fees payable	6,698
Administration fees payable	3,162
Administrative services fees payable	38,277
Distribution fees payable	38,422
Trustee fees payable	31
Transfer agency fees payable	10,988
Fund accounting fees payable	6,986
Compliance services fees payable	761
Other accrued expenses	90,154
TOTAL LIABILITIES	570,447
NET ASSETS	$83,223,824

NET ASSETS CONSIST OF:
Capital	$58,183,645
Accumulated net investment income (loss)	(304,988)
Accumulated net realized gains (losses) on investments	4,648,151
Net unrealized appreciation (depreciation) on investments	20,697,016
NET ASSETS	$83,223,824

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,530,046
Net Asset Value (offering and redemption price per share)	$32.89

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$417,909
Interest	9,902
Foreign tax withholding	(157)
TOTAL INVESTMENT INCOME	427,654

EXPENSES:
Advisory fees	329,206
Management services fees	43,894
Administration fees	19,519
Transfer agency fees	31,246
Administrative services fees	123,376
Distribution fees	109,735
Custody fees	7,151
Fund accounting fees	42,438
Trustee fees	1,207
Compliance services fees	546
Other fees	58,457
Total Gross Expenses before reductions	766,775
Less Expenses reduced by the Advisor	(29,354)
TOTAL NET EXPENSES	737,421
NET INVESTMENT INCOME (LOSS)	(309,767)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,295,015
Net realized gains (losses) on futures contracts	1,356,820
Net realized gains (losses) on swap agreements	4,314,141
Change in net unrealized appreciation/depreciation on investments	(3,090,449)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,875,527

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,565,760

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(309,767)	$(320,304)
Net realized gains (losses) on investments	12,965,976	6,227,010
Change in net unrealized appreciation/depreciation on investments	(3,090,449)	4,550,619
Change in net assets resulting from operations	9,565,760	10,457,325

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,094,333)	—
Change in net assets resulting from distributions	(1,094,333)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	174,506,936	306,733,278
Dividends reinvested	1,094,333	—
Value of shares redeemed	(186,147,474)	(326,771,271)
Change in net assets resulting from capital transactions	(10,546,205)	(20,037,993)
Change in net assets	(2,074,778)	(9,580,668)

NET ASSETS:
Beginning of period	85,298,602	94,879,270
End of period	$83,223,824	$85,298,602
Accumulated net investment income (loss)	$(304,988)	$4,779

SHARE TRANSACTIONS:
Issued	5,387,684	10,767,459
Reinvested	33,466	—
Redeemed	(5,780,274)	(11,538,632)
Change in shares	(359,124)	(771,173)

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$29.52		$25.92	$26.30	$23.39	$18.93	$30.90

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.11)	(0.07)	(0.05)	0.03	0.16
Net realized and unrealized gains (losses) on investments	3.85		3.71	0.09	2.99	4.57	(11.68)
Total income (loss) from investment activities	3.74		3.60	0.02	2.94	4.60	(11.52)

Distributions to Shareholders From:
Net investment income	—		—	—	(0.03)	(0.14)	—
Net realized gains on investments	(0.37)		—	(0.40)	—	—	(0.45)
Total distributions	(0.37)		—	(0.40)	(0.03)	(0.14)	(0.45)

Net Asset Value, End of Period	$32.89		$29.52	$25.92	$26.30	$23.39	$18.93

Total Return	12.70	%(b)	13.89%	—	12.58%	24.34%	(37.67)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.84%	1.74%	1.74%	1.80%	1.73%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(0.71)%		(0.39)%	(0.26)%	(0.20)%	0.17%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$83,224		$85,299	$94,879	$101,332	$113,508	$70,523
Portfolio turnover rate(d)	25	%(b)	35%	4%	87%	116%	259%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 13

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results that before fees and expenses, correspond to the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	17%
Swap Agreements	83%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 – Composition

% of Index
Financial	23%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	13%
Technology	9%
Utilities	5%
Energy	5%
Communications	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $20,950,026	$20,950,000	$20,950,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,950,000)		20,950,000
TOTAL INVESTMENT SECURITIES (Cost $20,950,000)—100.2%		20,950,000
Net other assets (liabilities)—(0.2)%		(39,592)
NET ASSETS—100.0%		$20,910,408

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $3,836,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $3,463,200)	30	$13,897

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$9,816,018	$(15,606)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	7,629,422	(12,135)
		$(27,741)

See accompanying notes to financial statements.

14 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$20,950,000
Repurchase agreements, at value	20,950,000
Total Investment Securities, at value	20,950,000
Cash	529
Segregated cash balances with brokers	145,800
Interest receivable	79
Prepaid expenses	385
TOTAL ASSETS	21,096,793

LIABILITIES:
Payable for capital shares redeemed	63,134
Unrealized loss on swap agreements	27,741
Variation margin on futures contracts	16,500
Advisory fees payable	14,606
Management services fees payable	1,948
Administration fees payable	836
Administrative services fees payable	15,590
Distribution fees payable	15,521
Trustee fees payable	8
Transfer agency fees payable	2,909
Fund accounting fees payable	1,847
Compliance services fees payable	218
Other accrued expenses	25,527
TOTAL LIABILITIES	186,385
NET ASSETS	$20,910,408

NET ASSETS CONSIST OF:
Capital	$18,921,660
Accumulated net investment income (loss)	(198,038)
Accumulated net realized gains (losses) on investments	2,200,630
Net unrealized appreciation (depreciation) on investments	(13,844)
NET ASSETS	$20,910,408

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	704,900
Net Asset Value (offering and redemption price per share)	$29.66

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$5,039

EXPENSES:
Advisory fees	90,659
Management services fees	12,088
Administration fees	5,976
Transfer agency fees	9,559
Administrative services fees	29,633
Distribution fees	30,220
Custody fees	3,861
Fund accounting fees	12,471
Trustee fees	383
Compliance services fees	187
Other fees	16,977
Total Gross Expenses before reductions	212,014
Less Expenses reduced by the Advisor	(8,937)
TOTAL NET EXPENSES	203,077
NET INVESTMENT INCOME (LOSS)	(198,038)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(76)
Net realized gains (losses) on futures contracts	374,798
Net realized gains (losses) on swap agreements	2,532,487
Change in net unrealized appreciation/depreciation on investments	(160,256)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,746,953

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,548,915

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 15

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(198,038)	$(184,514)
Net realized gains (losses) on investments	2,907,209	1,551,450
Change in net unrealized appreciation/depreciation on investments	(160,256)	215,566
Change in net assets resulting from operations	2,548,915	1,582,502

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,071,297)	—
Change in net assets resulting from distributions	(1,071,297)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,598,719	51,482,034
Dividends reinvested	1,071,297	—
Value of shares redeemed	(29,829,287)	(41,082,086)
Change in net assets resulting from capital transactions	840,729	10,399,948
Change in net assets	2,318,347	11,982,450

NET ASSETS:
Beginning of period	18,592,061	6,609,611
End of period	$20,910,408	$18,592,061
Accumulated net investment income (loss)	$(198,038)	$—

SHARE TRANSACTIONS:
Issued	996,930	1,969,740
Reinvested	36,095	—
Redeemed	(1,007,604)	(1,569,380)
Change in shares	25,421	400,360

See accompanying notes to financial statements.

16 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$27.36		$23.68	$27.76	$24.25	$18.25	$29.71

Investment Activities:
Net investment income (loss)(a)	(0.24)		(0.41)	(0.43)	(0.38)	(0.35)	(0.01)
Net realized and unrealized gains (losses) on investments	3.91		4.09	(0.39)	5.91	6.35	(11.36)
Total income (loss) from investment activities	3.67		3.68	(0.82)	5.53	6.00	(11.37)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.09)
Net realized gains on investments	(1.37)		—	(3.26)	(2.02)	—	—
Total distributions	(1.37)		—	(3.26)	(2.02)	—	(0.09)

Net Asset Value, End of Period	$29.66		$27.36	$23.68	$27.76	$24.25	$18.25

Total Return	13.43	%(b)	15.54%	(4.18)%	24.05%	32.88%	(38.37)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.81%	1.75%	1.71%	1.75%	1.84%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.57)%	(1.65)%	(1.57)%	(1.61)%	(0.05)%

Supplemental Data:
Net assets, end of period (000’s)	$20,910		$18,592	$6,610	$8,276	$11,844	$1,982
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Investment Objective: The ProFund VP Small-Cap seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	39%
Futures Contracts	15%
Swap Agreements	46%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CommVault Systems, Inc.	0.1%
CoStar Group, Inc.	0.1%
The Middleby Corp.	0.1%
The Ultimate Software Group, Inc.	0.1%
Prosperity Bancshares, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	24%
Consumer, Non-cyclical	21%
Consumer, Cyclical	15%
Industrial	14%
Technology	9%
Communications	6%
Energy	5%
Basic Materials	3%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (38.9%)

	Shares	Value
1-800-Flowers.com, Inc.—Class A* (Internet)	204	$1,263
1st United Bancorp, Inc. (Banks)	238	1,599
8x8, Inc.* (Telecommunications)	408	3,362
A.H. Belo Corp.—Class A (Media)	510	7,115
AAON, Inc. (Building Materials)	102	3,374
AAR Corp. (Aerospace/Defense)	204	4,484
Abaxis, Inc. (Healthcare-Products)	102	4,846
ABIOMED, Inc.* (Healthcare-Products)	204	4,398
ABM Industries, Inc. (Commercial Services)	272	6,667
Abraxas Petroleum Corp.* (Oil & Gas)	680	1,428
Acacia Research Corp. (Commercial Services)	238	5,319
Acadia Healthcare Co., Inc.* (Healthcare-Services)	170	5,622
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	340	6,172
Acadia Realty Trust (REIT)	272	6,716
Accelrys, Inc.* (Software)	340	2,856
Acco Brands Corp.* (Household Products/Wares)	612	3,892
Accretive Health, Inc.* (Commercial Services)	340	3,675
Accuray, Inc.* (Healthcare-Products)	442	2,537
Accuride Corp.* (Auto Parts & Equipment)	306	1,548
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,576
Aceto Corp. (Chemicals)	170	2,368
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	510	4,172
ACI Worldwide, Inc.* (Software)	204	9,482
Acorda Therapeutics, Inc.* (Biotechnology)	204	6,730
Actuant Corp.—Class A (Miscellaneous Manufacturing)	340	11,210
Actuate Corp.* (Software)	306	2,032
Acuity Brands, Inc. (Electrical Components & Equipment)	204	15,405
Acxiom Corp.* (Software)	374	8,482
ADTRAN, Inc. (Telecommunications)	306	7,531
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	204	3,552
Advent Software, Inc.* (Software)	170	5,960
Advisory Board Co.* (Commercial Services)	170	9,290
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	136	8,615
Aegion Corp.* (Engineering & Construction)	204	4,593
Aeroflex Holding Corp.* (Semiconductors)	170	1,341
Aeropostale, Inc.* (Retail)	408	5,630
Aerovironment, Inc.* (Aerospace/Defense)	102	2,058
AFC Enterprises, Inc.* (Retail)	136	4,888
Affymetrix, Inc.* (Healthcare-Products)	476	2,113
AG Mortgage Investment Trust, Inc. (REIT)	170	3,198
AH Belo Corp.—Class A (Media)	170	1,166
Air Methods Corp. (Healthcare-Services)	204	6,912
Air Transport Services Group, Inc.* (Transportation)	340	2,247
Aircastle, Ltd. (Diversified Financial Services)	340	5,437
AK Steel Holding Corp.* (Iron/Steel)	816	2,481
Akorn, Inc.* (Pharmaceuticals)	306	4,137
Albany International Corp.—Class A (Machinery-Diversified)	136	4,485
Albany Molecular Research, Inc.* (Commercial Services)	170	2,018
Alexander & Baldwin, Inc.* (Real Estate)	204	8,109
Align Technology, Inc.* (Healthcare-Products)	340	12,594
ALLETE, Inc. (Electric)	204	10,169
Alliance One International, Inc.* (Agriculture)	578	2,196
Allied Nevada Gold Corp.* (Mining)	578	3,745
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	272	8,436
ALON USA Energy, Inc. (Oil & Gas)	136	1,967
Alpha Natural Resources, Inc.* (Coal)	1,122	5,879
Alphatec Holdings, Inc.* (Healthcare-Products)	578	1,185
Altisource Residential Corp.* (Diversified Financial Services)	136	2,270
Altra Holdings, Inc. (Machinery-Diversified)	136	3,724
AMAG Pharmaceuticals, Inc.* (Biotechnology)	136	3,026
Ambac Financial Group, Inc.* (Insurance)	238	5,672
Ambarella, Inc.* (Semiconductors)	136	2,289
AMCOL International Corp. (Mining)	136	4,310
Amedisys, Inc.* (Healthcare-Services)	204	2,370
Ameresco, Inc.* (Electric)	170	1,532
American Apparel, Inc.* (Apparel)	578	1,110
American Assets Trust, Inc. (REIT)	170	5,246
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	340	6,334

See accompanying notes to financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
American Capital Mortgage Investment Corp. (REIT)	306	$5,499
American Equity Investment Life Holding Co. (Insurance)	340	5,338
American Greetings Corp.—Class A (Household Products/Wares)	170	3,097
American Realty Capital Properties, Inc. (REIT)	748	11,414
American Software, Inc.—Class A (Software)	170	1,477
American States Water Co. (Water)	102	5,475
American Superconductor Corp.* (Electrical Components & Equipment)	476	1,257
American Vanguard Corp. (Chemicals)	170	3,983
Ameris Bancorp* (Banks)	136	2,292
Ameristar Casinos, Inc. (Lodging)	170	4,469
Amicus Therapeutics, Inc.* (Pharmaceuticals)	408	951
Amkor Technology, Inc.* (Semiconductors)	442	1,861
AMN Healthcare Services, Inc.* (Commercial Services)	272	3,895
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	238	1,373
AmSurg Corp.* (Healthcare-Services)	170	5,967
AmTrust Financial Services, Inc. (Insurance)	136	4,855
Amyris, Inc.* (Energy-Alternate Sources)	340	983
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	238	1,330
ANADIGICS, Inc.* (Semiconductors)	646	1,421
Angie’s List, Inc.* (Internet)	204	5,415
AngioDynamics, Inc.* (Healthcare-Products)	170	1,918
Anixter International, Inc.* (Telecommunications)	136	10,310
ANN, Inc.* (Retail)	238	7,901
Antares Pharma, Inc.* (Pharmaceuticals)	680	2,829
Anworth Mortgage Asset Corp. (REIT)	782	4,379
API Technologies Corp.* (Aerospace/Defense)	374	1,047
Apogee Enterprises, Inc. (Building Materials)	170	4,080
Apollo Commercial Real Estate Finance, Inc. (REIT)	204	3,240
Apollo Investment Corp. (Investment Companies)	1,122	8,684
Apollo Residential Mortgage, Inc. (REIT)	170	2,802
Applied Industrial Technologies, Inc. (Machinery-Diversified)	204	9,859
Applied Micro Circuits Corp.* (Semiconductors)	374	3,291
Approach Resources, Inc.* (Oil & Gas)	170	4,177
Arabian American Development Co.* (Oil & Gas)	170	1,479
Arbitron, Inc. (Commercial Services)	136	6,317
ARC Document Solutions, Inc.* (Commercial Services)	340	1,360
Arch Coal, Inc. (Coal)	1,156	4,370
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,088	8,378
Argo Group International Holdings, Ltd. (Insurance)	136	5,765
Arkansas Best Corp. (Transportation)	136	3,121
Armada Hoffler Properties, Inc. (REIT)	136	1,602
ARMOUR Residential REIT, Inc. (REIT)	1,870	8,808
ArQule, Inc.* (Biotechnology)	544	1,262
Array BioPharma, Inc.* (Pharmaceuticals)	680	3,087
ARRIS Group, Inc.* (Telecommunications)	578	8,294
ArthroCare Corp.* (Healthcare-Products)	136	4,696
Aruba Networks, Inc.* (Telecommunications)	578	8,878
Asbury Automotive Group, Inc.* (Retail)	170	6,817
Ashford Hospitality Trust (REIT)	306	3,504
Aspen Technology, Inc.* (Software)	442	12,725
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	136	1,627
Associated Estates Realty Corp. (REIT)	272	4,374
Astec Industries, Inc. (Machinery-Construction & Mining)	102	3,498
Astex Pharmaceuticals, Inc.* (Biotechnology)	578	2,376
Astoria Financial Corp. (Savings & Loans)	476	5,131
athenahealth, Inc.* (Software)	170	14,403
Atlantic Power Corp. (Electric)	714	2,813
Atlas Air Worldwide Holdings, Inc.* (Transportation)	136	5,951
ATMI, Inc.* (Semiconductors)	170	4,021
Atricure, Inc.* (Healthcare-Products)	170	1,615
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	272	4,523
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	816	3,754
Aveo Phamaceuticals, Inc.* (Commercial Services)	476	1,190
AVG Technologies N.V.* (Software)	136	2,645
Aviat Networks, Inc.* (Telecommunications)	510	1,336
Avid Technology, Inc.* (Software)	238	1,399
Avista Corp. (Electric)	306	8,268
Axcelis Technologies, Inc.* (Semiconductors)	850	1,547
Axiall Corp. (Chemicals)	340	14,476
AZZ, Inc. (Miscellaneous Manufacturing)	136	5,244
B&G Foods, Inc.—Class A (Food)	272	9,262
Balchem Corp. (Chemicals)	136	6,086
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	170	3,806
Bancorp, Inc.* (Banks)	204	3,058
BancorpSouth, Inc. (Banks)	476	8,425
Bank Mutual Corp. (Savings & Loans)	306	1,726
Bank of the Ozarks, Inc. (Banks)	170	7,366
BankFinancial Corp. (Savings & Loans)	170	1,445
Bankrate, Inc.* (Internet)	272	3,906
Banner Corp. (Banks)	102	3,447
Barnes & Noble, Inc.* (Retail)	238	3,798
Barnes Group, Inc. (Miscellaneous Manufacturing)	272	8,157
Basic Energy Services, Inc.* (Oil & Gas Services)	204	2,466
Bazaarvoice, Inc.* (Internet)	272	2,562
BBCN Bancorp, Inc. (Banks)	408	5,802
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	238	9,015
Beazer Homes USA, Inc.* (Home Builders)	136	2,383
bebe Stores, Inc. (Retail)	272	1,526
Belden, Inc. (Electrical Components & Equipment)	204	10,186
Benchmark Electronics, Inc.* (Electronics)	272	5,467
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	204	1,714
Berkshire Hills Bancorp, Inc. (Savings & Loans)	136	3,775
Berry Petroleum Co.—Class A (Oil & Gas)	272	11,511
Berry Plastics Group, Inc.* (Packaging & Containers)	272	6,003
BGC Partners, Inc.—Class A (Diversified Financial Services)	680	4,005
Bill Barrett Corp.* (Oil & Gas)	238	4,812
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	306	1,242
BIOLASE, Inc.* (Healthcare-Products)	306	1,095
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	136	3,910
BioScrip, Inc.* (Pharmaceuticals)	306	5,049
Biotime, Inc.* (Biotechnology)	340	1,346
BJ’s Restaurants, Inc.* (Retail)	136	5,046

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
Black Diamond, Inc.* (Leisure Time)	170	$1,598
Black Hills Corp. (Electric)	204	9,945
Blackbaud, Inc. (Software)	238	7,752
BlackRock Kelso Capital Corp. (Investment Companies)	408	3,819
Bloomin Brands, Inc.* (Retail)	272	6,767
Blount International, Inc.* (Miscellaneous Manufacturing)	272	3,215
Blucora, Inc.* (Internet)	238	4,413
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	442	950
Bob Evans Farms, Inc. (Retail)	136	6,389
Boingo Wireless, Inc.* (Internet)	170	1,056
Boise, Inc. (Forest Products & Paper)	544	4,646
Bonanza Creek Energy, Inc.* (Oil & Gas)	136	4,823
Boston Private Financial Holdings, Inc. (Banks)	408	4,341
Bottomline Technologies, Inc.* (Software)	204	5,159
Boulder Brands, Inc.* (Food)	340	4,097
Boyd Gaming Corp.* (Lodging)	306	3,458
BPZ Resources, Inc.* (Oil & Gas)	884	1,582
Brady Corp.—Class A (Electronics)	238	7,314
Bravo Brio Restaurant Group, Inc.* (Retail)	136	2,424
Briggs & Stratton Corp. (Machinery-Diversified)	238	4,712
Brightcove, Inc.* (Internet)	204	1,787
Bristow Group, Inc. (Transportation)	170	11,105
BroadSoft, Inc.* (Internet)	136	3,754
Brookline Bancorp, Inc. (Savings & Loans)	408	3,541
Brooks Automation, Inc. (Semiconductors)	374	3,639
Brown Shoe Co., Inc. (Retail)	238	5,124
Brunswick Corp. (Leisure Time)	442	14,121
Buckeye Technologies, Inc. (Forest Products & Paper)	204	7,556
Buffalo Wild Wings, Inc.* (Retail)	102	10,012
Builders FirstSource, Inc.* (Building Materials)	306	1,830
C&J Energy Services, Inc.* (Oil & Gas Services)	238	4,610
Cabot Microelectronics Corp.* (Semiconductors)	136	4,489
CACI International, Inc.—Class A* (Computers)	102	6,476
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	374	2,551
Caesars Entertainment Corp.* (Lodging)	204	2,795
Cal Dive International, Inc.* (Oil & Gas Services)	748	1,406
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	136	1,428
Calamp Corp.* (Telecommunications)	204	2,978
Calgon Carbon Corp.* (Environmental Control)	272	4,537
California Water Service Group (Water)	238	4,643
Calix, Inc.* (Telecommunications)	238	2,404
Callaway Golf Co. (Leisure Time)	408	2,685
Callidus Software, Inc.* (Software)	272	1,792
Callon Petroleum Co.* (Oil & Gas)	374	1,260
Cambrex Corp.* (Biotechnology)	170	2,375
Campus Crest Communities, Inc. (REIT)	340	3,924
Cantel Medical Corp. (Healthcare-Products)	102	3,455
Capital Bank Financial Corp.—Class A* (Banks)	136	2,583
Capital Lease Funding, Inc. (REIT)	476	4,017
Capital Senior Living Corp.* (Healthcare-Services)	170	4,063
Capitol Federal Financial, Inc. (Savings & Loans)	748	9,080
Capstead Mortgage Corp. (REIT)	476	5,760
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,938	2,267
CARBO Ceramics, Inc. (Oil & Gas Services)	102	6,878
Cardinal Financial Corp. (Banks)	170	2,489
Cardiovascular System, Inc.* (Healthcare-Products)	136	2,883
Cardtronics, Inc.* (Commercial Services)	238	6,569
Career Education Corp.* (Commercial Services)	476	1,380
Carrizo Oil & Gas, Inc.* (Oil & Gas)	204	5,779
Carrols Restaurant Group, Inc.* (Retail)	204	1,318
Casella Waste System, Inc.—Class A* (Environmental Control)	340	1,465
Casey’s General Stores, Inc. (Retail)	170	10,227
Cash America International, Inc. (Retail)	136	6,183
Cathay Bancorp, Inc. (Banks)	408	8,303
Cavium, Inc.* (Semiconductors)	238	8,418
Cbeyond, Inc.* (Telecommunications)	204	1,599
CBIZ, Inc.* (Commercial Services)	272	1,825
Cedar Realty Trust, Inc. (REIT)	442	2,290
Celadon Group, Inc. (Transportation)	136	2,482
Cell Therapeutics, Inc.* (Biotechnology)	1,088	1,142
Celldex Therapeutics, Inc.* (Biotechnology)	408	6,369
Centene Corp.* (Healthcare-Services)	272	14,268
Centerstate Banks, Inc. (Banks)	204	1,771
Central European Media Enterprises, Ltd.—Class A* (Media)	544	1,801
Central Garden & Pet Co.—Class A* (Household Products/Wares)	272	1,877
Central Pacific Financial Corp.* (Banks)	136	2,448
Century Aluminum Co.* (Mining)	306	2,840
Cenveo, Inc.* (Commercial Services)	544	1,159
Cepheid, Inc.* (Healthcare-Products)	340	11,703
Cerus Corp.* (Healthcare-Products)	476	2,104
CEVA, Inc.* (Semiconductors)	136	2,633
Chambers Street Properties (REIT)	1,224	12,240
Chart Industries, Inc.* (Machinery-Diversified)	136	12,796
Charter Financial Corp. (Savings & Loans)	170	1,714
Checkpoint Systems, Inc.* (Electronics)	238	3,377
Chelsea Therapeutics International, Ltd.* (Biotechnology)	578	1,329
Chemed Corp. (Commercial Services)	102	7,388
Chemical Financial Corp. (Banks)	136	3,535
Chemocentryx, Inc.* (Pharmaceuticals)	170	2,404
Chemtura Corp.* (Chemicals)	476	9,663
Chesapeake Lodging Trust (REIT)	238	4,948
Chiquita Brands International, Inc.* (Food)	272	2,970
Christopher & Banks Corp.* (Retail)	272	1,833
CIBER, Inc.* (Computers)	510	1,703
Ciena Corp.* (Telecommunications)	510	9,904
Cincinnati Bell, Inc.* (Telecommunications)	1,156	3,537
Cirrus Logic, Inc.* (Semiconductors)	340	5,902
Citizens, Inc.* (Insurance)	306	1,830
Clarcor, Inc. (Miscellaneous Manufacturing)	238	12,426
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	374	4,937
Clearwater Paper Corp.* (Forest Products & Paper)	102	4,800
Cleco Corp. (Electric)	306	14,207
Cloud Peak Energy, Inc.* (Coal)	306	5,043
CNO Financial Group, Inc. (Insurance)	1,054	13,659
CoBiz Financial, Inc. (Banks)	238	1,975
Coeur d’Alene Mines Corp.* (Mining)	510	6,782
Cogent Communications Group, Inc. (Internet)	238	6,700
Cognex Corp. (Machinery-Diversified)	204	9,225
Cohen & Steers, Inc. (Diversified Financial Services)	102	3,466
Coherent, Inc. (Electronics)	136	7,490
Cohu, Inc. (Semiconductors)	170	2,125
Coinstar, Inc.* (Retail)	136	7,979

See accompanying notes to financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Colonial Properties Trust (REIT)	442	$10,661
Colony Financial, Inc. (REIT)	340	6,763
Columbia Banking System, Inc. (Banks)	272	6,476
Columbus McKinnon Corp.* (Machinery-Diversified)	102	2,175
Comfort Systems USA, Inc. (Building Materials)	204	3,044
Commercial Metals Co. (Iron/Steel)	578	8,536
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	204	1,522
Community Bank System, Inc. (Banks)	204	6,293
CommVault Systems, Inc.* (Software)	238	18,063
comScore, Inc.* (Internet)	204	4,976
Comstock Resources, Inc. (Oil & Gas)	272	4,279
Comverse, Inc.* (Telecommunications)	136	4,047
CONMED Corp. (Healthcare-Products)	136	4,249
Conn’s, Inc.* (Retail)	102	5,280
Consolidated Communications Holdings, Inc. (Telecommunications)	204	3,552
Constant Contact, Inc.* (Internet)	170	2,732
Convergys Corp. (Commercial Services)	510	8,889
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	306	10,150
Corcept Therapeutics, Inc.* (Pharmaceuticals)	578	1,000
CoreSite Realty Corp. (REIT)	102	3,245
Corinthian Colleges, Inc.* (Commercial Services)	646	1,447
Cornerstone OnDemand, Inc.* (Software)	204	8,831
Coronado Biosciences, Inc.* (Biotechnology)	170	1,462
CoStar Group, Inc.* (Commercial Services)	136	17,553
Cousins Properties, Inc. (REIT)	544	5,494
Cowen Group, Inc.—Class A* (Diversified Financial Services)	646	1,867
Cracker Barrel Old Country Store, Inc. (Retail)	102	9,655
Crawford & Co. (Insurance)	238	1,338
Cray, Inc.* (Computers)	204	4,007
Crimson Exploration, Inc.* (Oil & Gas)	306	863
Crocs, Inc.* (Apparel)	442	7,293
Cross Country Healthcare, Inc.* (Commercial Services)	238	1,228
Crosstex Energy, Inc. (Pipelines)	238	4,703
Crown Media Holdings, Inc.* (Media)	408	1,008
CryoLife, Inc. (Healthcare-Products)	238	1,490
CSG Systems International, Inc.* (Software)	170	3,689
CTS Corp. (Electronics)	204	2,783
CubeSmart (REIT)	646	10,323
Cubic Corp. (Aerospace/Defense)	102	4,906
Cumulus Media, Inc.—Class A* (Media)	544	1,844
Curis, Inc.* (Biotechnology)	578	1,844
Curtiss-Wright Corp. (Aerospace/Defense)	238	8,820
Customers Bancorp, Inc.* (Banks)	136	2,210
CVB Financial Corp. (Banks)	476	5,598
Cyberonics, Inc.* (Healthcare-Products)	136	7,067
Cynosure, Inc.—Class A* (Healthcare-Products)	102	2,650
Cypress Semiconductor Corp. (Semiconductors)	748	8,026
CyrusOne, Inc. (Internet)	136	2,821
CYS Investments, Inc. (REIT)	884	8,142
Cytokinetics, Inc.* (Biotechnology)	170	1,967
Cytori Therapeutics, Inc.* (Pharmaceuticals)	578	1,329
Daktronics, Inc. (Electronics)	238	2,442
Dana Holding Corp. (Auto Parts & Equipment)	714	13,752
Darling International, Inc.* (Environmental Control)	578	10,785
DCT Industrial Trust, Inc. (REIT)	1,428	10,210
DealerTrack Holdings, Inc.* (Internet)	204	7,228
Delek US Holdings, Inc. (Oil & Gas)	204	5,871
Deluxe Corp. (Commercial Services)	238	8,247
Demand Media, Inc.* (Media)	272	1,632
Dendreon Corp.* (Biotechnology)	884	3,642
Denny’s Corp.* (Retail)	544	3,057
DepoMed, Inc.* (Pharmaceuticals)	374	2,098
Destination XL Group, Inc.* (Retail)	306	1,940
Dexcom, Inc.* (Healthcare-Products)	340	7,633
DFC Global Corp.* (Commercial Services)	238	3,287
Diamond Foods, Inc.* (Food)	136	2,822
DiamondRock Hospitality Co. (REIT)	952	8,873
Dice Holdings, Inc.* (Internet)	238	2,192
Digi International, Inc.* (Software)	170	1,593
Digital Generation, Inc.* (Media)	204	1,503
Digital River, Inc.* (Internet)	204	3,829
DigitalGlobe, Inc.* (Telecommunications)	374	11,599
Dime Community Bancshares, Inc. (Savings & Loans)	170	2,604
Diodes, Inc.* (Semiconductors)	204	5,298
Dole Food Co., Inc.* (Food)	272	3,468
Doral Financial Corp.* (Diversified Financial Services)	1,326	1,101
Dorman Products, Inc. (Auto Parts & Equipment)	136	6,206
Douglas Dynamics, Inc. (Auto Parts & Equipment)	136	1,765
Drew Industries, Inc. (Building Materials)	136	5,348
DSP Group, Inc.* (Semiconductors)	170	1,413
DuPont Fabros Technology, Inc. (REIT)	306	7,390
Dyax Corp.* (Pharmaceuticals)	680	2,353
Dycom Industries, Inc.* (Engineering & Construction)	170	3,934
Dynavax Technologies Corp.* (Biotechnology)	1,428	1,571
Dynegy, Inc.* (Electric)	476	10,734
Dynex Capital, Inc. (REIT)	306	3,118
E.W. Scripps Co.—Class A* (Media)	170	2,649
Eagle Bancorp, Inc.* (Banks)	136	3,044
EarthLink, Inc. (Internet)	578	3,589
EastGroup Properties, Inc. (REIT)	136	7,653
Ebix, Inc. (Software)	204	1,889
Education Management Corp.* (Commercial Services)	204	1,146
Education Realty Trust, Inc. (REIT)	578	5,913
eHealth, Inc.* (Insurance)	102	2,317
El Paso Electric Co. (Electric)	204	7,203
Electro Rent Corp. (Commercial Services)	136	2,283
Electro Scientific Industries, Inc. (Electronics)	170	1,829
Electronics for Imaging, Inc.* (Computers)	238	6,733
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	136	6,130
Ellie Mae, Inc.* (Diversified Financial Services)	136	3,139
EMCOR Group, Inc. (Engineering & Construction)	340	13,822
Emerald Oil, Inc.* (Oil & Gas)	272	1,866
Emergent Biosolutions, Inc.* (Biotechnology)	170	2,451
Emeritus Corp.* (Healthcare-Services)	204	4,729
Empire District Electric Co. (Electric)	238	5,310
Employers Holdings, Inc. (Insurance)	170	4,157
Emulex Corp.* (Semiconductors)	510	3,325
Encore Capital Group, Inc.* (Diversified Financial Services)	136	4,503
Encore Wire Corp. (Electrical Components & Equipment)	102	3,478
Endeavour International Corp.* (Oil & Gas)	408	1,567
Endocyte, Inc.* (Pharmaceuticals)	170	2,232
Endologix, Inc.* (Healthcare-Products)	340	4,515
Energy Recovery, Inc.* (Environmental Control)	340	1,404
Energy XXI (Bermuda), Ltd. (Oil & Gas)	408	9,049
EnerNOC, Inc.* (Electric)	170	2,254

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
EnerSys (Electrical Components & Equipment)	238	$11,672
Ennis, Inc. (Commercial Services)	170	2,939
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	5,178
Entegris, Inc.* (Semiconductors)	714	6,704
Entercom Communications Corp.—Class A* (Media)	170	1,605
Entravision Communications Corp.—Class A* (Media)	340	2,091
Entropic Communications, Inc.* (Semiconductors)	544	2,323
Envestnet, Inc.* (Software)	136	3,346
Enzon Pharmaceuticals, Inc. (Biotechnology)	544	1,088
EPAM Systems, Inc.* (Software)	136	3,696
EPIQ Systems, Inc. (Software)	204	2,748
EPL Oil & Gas, Inc.* (Oil & Gas)	170	4,991
EPR Properties (REIT)	238	11,964
Equal Energy, Ltd. (Oil & Gas)	306	1,236
Equity One, Inc. (REIT)	306	6,925
Era Group, Inc.* (Transportation)	102	2,667
ESCO Technologies, Inc. (Electronics)	136	4,404
Esterline Technologies Corp.* (Aerospace/Defense)	136	9,831
Ethan Allen Interiors, Inc. (Home Furnishings)	136	3,917
Euronet Worldwide, Inc.* (Commercial Services)	238	7,583
EverBank Financial Corp. (Savings & Loans)	408	6,756
Evercore Partners, Inc.—Class A (Diversified Financial Services)	170	6,678
EVERTEC, Inc.* (Commercial Services)	170	3,735
Exact Sciences Corp.* (Biotechnology)	340	4,729
ExactTarget, Inc.* (Internet)	204	6,878
ExamWorks Group, Inc.* (Commercial Services)	170	3,609
Exar Corp.* (Semiconductors)	238	2,563
Excel Trust, Inc. (REIT)	272	3,484
EXCO Resources, Inc. (Oil & Gas)	714	5,455
Exelixis, Inc.* (Biotechnology)	986	4,476
ExlService Holdings, Inc.* (Commercial Services)	170	5,025
Express, Inc.* (Retail)	408	8,555
Exterran Holdings, Inc.* (Oil & Gas Services)	272	7,649
Extreme Networks, Inc.* (Telecommunications)	612	2,111
EZCORP, Inc.—Class A* (Retail)	272	4,591
F.N.B. Corp. (Banks)	714	8,625
Fabrinet* (Miscellaneous Manufacturing)	170	2,380
Fair Isaac Corp. (Software)	170	7,791
Fairpoint Communications, Inc.* (Telecommunications)	170	1,420
Federal Signal Corp.* (Miscellaneous Manufacturing)	340	2,975
FEI Co. (Electronics)	170	12,409
FelCor Lodging Trust, Inc.* (REIT)	680	4,019
Female Health Co. (Healthcare-Products)	170	1,676
Ferro Corp.* (Chemicals)	408	2,836
Fiesta Restaurant Group, Inc.* (Retail)	102	3,508
Fifth & Pacific Cos., Inc.* (Retail)	578	12,912
Fifth Street Finance Corp. (Investment Companies)	612	6,395
Financial Engines, Inc. (Diversified Financial Services)	238	10,849
Finisar Corp.* (Telecommunications)	476	8,068
First American Financial Corp. (Insurance)	510	11,241
First Bancorp* (Banks)	408	2,889
First Bancorp (Banks)	136	1,918
First Busey Corp. (Banks)	476	2,142
First Cash Financial Services, Inc.* (Retail)	136	6,692
First Commonwealth Financial Corp. (Banks)	544	4,009
First Financial Bancorp (Banks)	306	4,559
First Financial Bankshares, Inc. (Banks)	170	9,462
First Industrial Realty Trust, Inc. (REIT)	544	8,252
First Merchants Corp. (Banks)	170	2,916
First Midwest Bancorp, Inc. (Banks)	374	5,131
First Potomac Realty Trust (REIT)	306	3,996
First Security Group, Inc.* (Banks)	578	1,254
FirstMerit Corp. (Banks)	782	15,664
Five Below, Inc.* (Retail)	170	6,249
Five Star Quality Care, Inc.* (Healthcare-Services)	306	1,717
Flagstar BanCorp, Inc.* (Savings & Loans)	136	1,899
Flotek Industries, Inc.* (Oil & Gas Services)	272	4,880
Flow International Corp.* (Machinery-Diversified)	374	1,380
Fluidigm Corp.* (Electronics)	136	2,375
Flushing Financial Corp. (Savings & Loans)	170	2,797
Forest Oil Corp.* (Oil & Gas)	714	2,920
Forestar Group, Inc.* (Real Estate)	204	4,092
FormFactor, Inc.* (Semiconductors)	340	2,295
Forum Energy Technologies, Inc.* (Oil & Gas Services)	204	6,208
Forward Air Corp. (Transportation)	170	6,508
Francesca’s Holdings Corp.* (Retail)	238	6,614
Franklin Electric Co., Inc. (Hand/Machine Tools)	238	8,009
Franklin Street Properties Corp. (REIT)	476	6,283
Fred’s, Inc.—Class A (Retail)	204	3,160
Fresh Del Monte Produce, Inc. (Food)	204	5,688
Frontline, Ltd.* (Transportation)	578	1,023
FTI Consulting, Inc.* (Commercial Services)	204	6,710
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	1,190	1,511
Fuller (H.B.) Co. (Chemicals)	238	8,999
Furmanite Corp.* (Commercial Services)	272	1,820
Fusion-IO, Inc.* (Computers)	408	5,810
FutureFuel Corp. (Energy-Alternate Sources)	136	1,927
FX Energy, Inc.* (Oil & Gas)	442	1,419
FXCM, Inc. (Diversified Financial Services)	204	3,348
G & K Services, Inc.—Class A (Textiles)	102	4,855
Galena Biopharma, Inc.* (Biotechnology)	680	1,510
GasLog, Ltd. (Transportation)	170	2,176
Gastar Exploration, Ltd.* (Oil & Gas)	510	1,362
GenCorp, Inc.* (Aerospace/Defense)	306	4,976
Generac Holdings, Inc. (Electrical Components & Equipment)	238	8,809
General Cable Corp. (Electrical Components & Equipment)	238	7,319
General Communication, Inc.—Class A* (Telecommunications)	238	1,864
General Moly, Inc.* (Mining)	612	1,144
Genesco, Inc.* (Retail)	136	9,111
GenMark Diagnostics, Inc.* (Healthcare-Products)	204	2,111
Gentherm, Inc.* (Auto Parts & Equipment)	204	3,788
Gentiva Health Services, Inc.* (Healthcare-Services)	204	2,032
Geron Corp.* (Biotechnology)	1,020	1,530
Getty Realty Corp. (REIT)	136	2,808
GFI Group, Inc. (Diversified Financial Services)	476	1,861
Gibraltar Industries, Inc.* (Building Materials)	170	2,475
Glacier Bancorp, Inc. (Banks)	374	8,299
Gladstone Capital Corp. (Investment Companies)	170	1,389
Gladstone Investment Corp. (Private Equity)	204	1,499
Glatfelter (Forest Products & Paper)	238	5,974

See accompanying notes to financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Glimcher Realty Trust (REIT)	714	$7,797
Global Cash Access Holdings, Inc.* (Commercial Services)	408	2,554
Global Eagle Entertainment, Inc.* (Internet)	170	1,710
Global Geophysical Services* (Oil & Gas Services)	238	1,123
Global Sources, Ltd.* (Internet)	170	1,141
Globe Specialty Metals, Inc. (Mining)	340	3,696
Globecomm Systems, Inc.* (Telecommunications)	170	2,149
Globus Med, Inc.—Class A* (Healthcare-Products)	272	4,586
Glu Mobile, Inc.* (Software)	544	1,197
Gold Resource Corp. (Mining)	238	2,073
Golub Capital BDC, Inc. (Investment Companies)	204	3,570
Goodrich Petroleum Corp.* (Oil & Gas)	170	2,176
Government Properties Income Trust (REIT)	272	6,860
GrafTech International, Ltd.* (Electrical Components & Equipment)	612	4,455
Gramercy Property Trust, Inc.* (REIT)	408	1,836
Grand Canyon Education, Inc.* (Commercial Services)	238	7,671
Granite Construction, Inc. (Engineering & Construction)	204	6,071
Graphic Packaging Holding Co.* (Packaging & Containers)	1,054	8,158
Gray Television, Inc.* (Media)	306	2,203
Great Lakes Dredge & Dock Co. (Commercial Services)	340	2,659
Greatbatch, Inc.* (Healthcare-Products)	136	4,459
Green Dot Corp.—Class A* (Commercial Services)	136	2,713
Green Plains Renewable Energy* (Energy-Alternate Sources)	170	2,264
Greenhill & Co., Inc. (Diversified Financial Services)	136	6,221
Greenlight Capital Re, Ltd.—Class A* (Insurance)	170	4,170
Griffon Corp. (Building Materials)	272	3,060
Group 1 Automotive, Inc. (Retail)	102	6,562
GSI Group, Inc.* (Electronics)	204	1,640
GSI Technology, Inc.* (Semiconductors)	204	1,289
GSV Capital Corp.* (Private Equity)	170	1,336
GT Advanced Technologies, Inc.* (Semiconductors)	714	2,963
GTx, Inc.* (Biotechnology)	204	1,346
Guidewire Software, Inc.* (Software)	204	8,578
GulfMark Offshore, Inc.—Class A (Transportation)	136	6,132
H&E Equipment Services, Inc. (Commercial Services)	170	3,582
Hackett Group, Inc. (Commercial Services)	238	1,235
Haemonetics Corp.* (Healthcare-Products)	238	9,841
Halcon Resources Corp.* (Oil & Gas)	1,054	5,976
Halozyme Therapeutics, Inc.* (Biotechnology)	510	4,049
Hampton Roads Bankshares, Inc.* (Banks)	612	789
Hancock Holding Co. (Banks)	408	12,270
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	170	5,377
Hanmi Financial Corp.* (Banks)	170	3,004
Harbinger Group, Inc.* (Holding Companies-Diversified)	238	1,795
Harmonic, Inc.* (Telecommunications)	612	3,886
Harris Teeter Supermarkets, Inc. (Food)	238	11,152
Harte-Hanks, Inc. (Advertising)	272	2,339
Harvard Bioscience, Inc.* (Biotechnology)	238	1,126
Haverty Furniture Cos., Inc. (Retail)	102	2,347
Hawaiian Holdings, Inc.* (Airlines)	340	2,077
Headwaters, Inc.* (Building Materials)	408	3,607
Healthcare Realty Trust, Inc. (REIT)	442	11,271
Healthcare Services Group, Inc. (Commercial Services)	340	8,337
HealthSouth Corp.* (Healthcare-Services)	408	11,750
HealthStream, Inc.* (Internet)	102	2,583
Healthways, Inc.* (Healthcare-Services)	204	3,546
Heartland Express, Inc. (Transportation)	272	3,773
Heartland Payment Systems, Inc. (Commercial Services)	170	6,333
Hecla Mining Co. (Mining)	1,768	5,269
HEICO Corp. (Aerospace/Defense)	272	13,700
Helen of Troy, Ltd.* (Household Products/Wares)	170	6,523
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	510	11,750
Hercules Offshore, Inc.* (Oil & Gas)	816	5,745
Hercules Technology Growth Capital, Inc. (Private Equity)	340	4,740
Heritage Commerce Corp.* (Banks)	170	1,190
Heritage Oaks Bancorp* (Banks)	204	1,259
Herman Miller, Inc. (Office Furnishings)	306	8,283
Hersha Hospitality Trust (REIT)	1,054	5,945
HFF, Inc.—Class A (Real Estate)	170	3,021
Hibbett Sports, Inc.* (Retail)	136	7,548
Higher One Holdings, Inc.* (Diversified Financial Services)	204	2,375
Highwoods Properties, Inc. (REIT)	408	14,530
Hillenbrand, Inc. (Miscellaneous Manufacturing)	272	6,449
Hilltop Holdings, Inc.* (Insurance)	340	5,576
Hittite Microwave Corp.* (Semiconductors)	170	9,860
HMS Holdings Corp.* (Commercial Services)	442	10,299
HNI Corp. (Office Furnishings)	238	8,586
Home Bancshares, Inc. (Banks)	238	6,181
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	272	6,519
HomeTrust Bancshares, Inc.* (Savings & Loans)	136	2,307
Horace Mann Educators Corp. (Insurance)	204	4,974
Horizon Pharma, Inc.* (Holding Companies-Diversified)	476	1,171
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	170	9,095
Horsehead Holding Corp.* (Mining)	238	3,049
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	612	3,433
HSN, Inc. (Retail)	170	9,132
Hub Group, Inc.—Class A* (Transportation)	204	7,430
Hudson Pacific Properties, Inc. (REIT)	238	5,065
Huron Consulting Group, Inc.* (Commercial Services)	136	6,289
Hutchinson Technology, Inc.* (Computers)	238	1,126
IBERIABANK Corp. (Banks)	136	7,291
ICF International, Inc.* (Commercial Services)	102	3,214
ICG Group, Inc.* (Internet)	238	2,713
Iconix Brand Group, Inc.* (Apparel)	272	8,000
IDACORP, Inc. (Electric)	238	11,367
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	646	2,332
iGATE Corp.* (Computers)	204	3,350
II-VI, Inc.* (Electronics)	272	4,423
Imation Corp.* (Computers)	306	1,294
Immersion Corp.* (Computers)	170	2,253
ImmunoGen, Inc.* (Biotechnology)	442	7,333
Immunomedics, Inc.* (Biotechnology)	442	2,404

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued

	Shares	Value
Impax Laboratories, Inc.* (Pharmaceuticals)	340	$6,783
Imperva, Inc.* (Software)	102	4,594
Incontact, Inc.* (Software)	340	2,795
Independent Bank Corp. (Banks)	136	4,692
Infinera Corp.* (Telecommunications)	578	6,167
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	272	4,420
Infoblox, Inc.* (Software)	238	6,964
Inland Real Estate Corp. (REIT)	442	4,517
InnerWorkings, Inc.* (Software)	272	2,951
Innophos Holdings, Inc. (Chemicals)	102	4,811
Innospec, Inc. (Chemicals)	136	5,464
Inphi Corp.* (Semiconductors)	170	1,870
Insight Enterprises, Inc.* (Computers)	238	4,222
Insmed, Inc.* (Biotechnology)	170	2,033
Insperity, Inc. (Commercial Services)	136	4,121
Insulet Corp.* (Healthcare-Products)	272	8,544
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	102	3,736
Integrated Device Technology, Inc.* (Semiconductors)	680	5,399
Integrated Silicon Solution, Inc.* (Semiconductors)	170	1,863
InterDigital, Inc. (Telecommunications)	204	9,109
Interface, Inc. (Office Furnishings)	306	5,193
Intermec, Inc.* (Machinery-Diversified)	340	3,342
InterMune, Inc.* (Biotechnology)	442	4,252
Internap Network Services Corp.* (Internet)	306	2,531
International Bancshares Corp. (Banks)	272	6,142
International Rectifier Corp.* (Semiconductors)	340	7,120
International Speedway Corp.—Class A (Entertainment)	136	4,280
Intersil Corp.—Class A (Semiconductors)	680	5,318
Interval Leisure Group, Inc. (Leisure Time)	204	4,064
Intralinks Holdings, Inc.* (Internet)	272	1,975
Intrepid Potash, Inc. (Chemicals)	272	5,182
Invacare Corp. (Healthcare-Products)	204	2,929
InvenSense, Inc.* (Electronics)	306	4,706
Invesco Mortgage Capital, Inc. (REIT)	646	10,698
Investment Technology Group, Inc.* (Diversified Financial Services)	204	2,852
Investors Bancorp, Inc. (Savings & Loans)	238	5,017
Investors Real Estate Trust (REIT)	544	4,678
ION Geophysical Corp.* (Oil & Gas Services)	714	4,298
Iridium Communications, Inc.* (Telecommunications)	374	2,902
iRobot Corp.* (Machinery-Diversified)	136	5,409
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	476	4,736
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	544	14,618
Isle of Capri Casinos, Inc.* (Entertainment)	170	1,275
iStar Financial, Inc.* (REIT)	442	4,990
Itron, Inc.* (Electronics)	204	8,656
ITT Educational Services, Inc.* (Commercial Services)	136	3,318
Ixia* (Telecommunications)	306	5,630
IXYS Corp. (Semiconductors)	170	1,880
j2 Global, Inc. (Computers)	238	10,117
Jack in the Box, Inc.* (Retail)	204	8,015
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	136	1,530
Janus Capital Group, Inc. (Diversified Financial Services)	748	6,365
JetBlue Airways Corp.* (Airlines)	1,156	7,283
Jive Software, Inc.* (Software)	204	3,707
John Bean Technologies Corp. (Miscellaneous Manufacturing)	170	3,572
Jos. A. Bank Clothiers, Inc.* (Retail)	136	5,620
Journal Communications, Inc.—Class A* (Media)	272	2,037
K12, Inc.* (Commercial Services)	136	3,573
Kaiser Aluminum Corp. (Mining)	102	6,318
Kaman Corp.—Class A (Aerospace/Defense)	136	4,700
KapStone Paper & Packaging Corp. (Forest Products & Paper)	204	8,197
Kaydon Corp. (Metal Fabricate/Hardware)	170	4,684
KB Home (Home Builders)	408	8,009
KCAP Financial, Inc. (Investment Companies)	170	1,914
Kelly Services, Inc.—Class A (Commercial Services)	170	2,970
KEMET Corp.* (Electronics)	340	1,397
Kennedy-Wilson Holdings, Inc. (Real Estate)	272	4,526
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	442	3,302
Key Energy Services, Inc.* (Oil & Gas Services)	816	4,855
Kforce, Inc. (Commercial Services)	170	2,482
Kimball International, Inc.—Class B (Home Furnishings)	204	1,981
Kindred Healthcare, Inc.* (Healthcare-Services)	306	4,018
Kior, Inc.—Class A* (Energy-Alternate Sources)	306	1,747
Kite Realty Group Trust (REIT)	510	3,075
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	952	3,418
Knight Transportation, Inc. (Transportation)	306	5,147
Knightsbridge Tankers, Ltd. (Transportation)	204	1,501
Knoll, Inc. (Office Furnishings)	272	3,865
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,292	11,485
Kopin Corp.* (Semiconductors)	476	1,766
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	102	3,894
Korn/Ferry International* (Commercial Services)	272	5,097
Kraton Performance Polymers, Inc.* (Chemicals)	170	3,604
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	306	1,983
Krispy Kreme Doughnuts, Inc.* (Retail)	340	5,933
L&L Energy, Inc.* (Coal)	340	1,207
Laclede Group, Inc. (Gas)	170	7,762
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	850	1,403
Lakeland Bancorp, Inc. (Banks)	204	2,128
Lancaster Colony Corp. (Food)	102	7,955
Landec Corp.* (Chemicals)	170	2,246
LaSalle Hotel Properties (REIT)	476	11,757
Lattice Semiconductor Corp.* (Semiconductors)	646	3,275
Layne Christensen Co.* (Engineering & Construction)	136	2,653
La-Z-Boy, Inc. (Home Furnishings)	272	5,513
Leap Wireless International, Inc.* (Telecommunications)	340	2,288
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	340	3,346
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,326	2,877
Lexington Realty Trust (REIT)	816	9,531
Libbey, Inc.* (Housewares)	136	3,260
Life Time Fitness, Inc.* (Leisure Time)	204	10,222
LifeLock, Inc.* (Commercial Services)	340	3,981
Lifevantage Corp.* (Pharmaceuticals)	782	1,814
Limelight Networks, Inc.* (Internet)	510	1,148
LIN TV Corp.—Class A* (Media)	170	2,602
Lincoln Educational Services Corp. (Commercial Services)	238	1,254
Lionbridge Technologies, Inc.* (Internet)	476	1,380

See accompanying notes to financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Liquidity Services, Inc.* (Internet)	136	$4,715
Lithia Motors, Inc.—Class A (Retail)	102	5,438
Littelfuse, Inc. (Electrical Components & Equipment)	102	7,610
Live Nation, Inc.* (Commercial Services)	680	10,540
LivePerson, Inc.* (Computers)	306	2,740
LogMeIn, Inc.* (Telecommunications)	136	3,327
Louisiana-Pacific Corp.* (Building Materials)	680	10,057
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	3,102
LSI Industries, Inc. (Building Materials)	170	1,375
LTC Properties, Inc. (REIT)	170	6,639
LTX-Credence Corp.* (Semiconductors)	306	1,833
Luby’s, Inc.* (Retail)	170	1,437
Lufkin Industries, Inc. (Oil & Gas Services)	170	15,040
Lumber Liquidators Holdings, Inc.* (Retail)	136	10,590
Luminex Corp.* (Healthcare-Products)	204	4,204
M.D.C. Holdings, Inc. (Home Builders)	204	6,632
M/I Schottenstein Homes, Inc.* (Home Builders)	136	3,123
Macatawa Bank Corp.* (Banks)	238	1,200
Magellan Health Services, Inc.* (Healthcare-Services)	136	7,627
magicJack VocalTec, Ltd.* (Internet)	136	1,930
Magnum Hunter Resources Corp.* (Oil & Gas)	952	3,475
Maiden Holdings, Ltd. (Insurance)	272	3,052
Maidenform Brands, Inc.* (Apparel)	136	2,357
Main Street Capital Corp. (Investment Companies)	170	4,707
Mainsource Financial Group, Inc. (Banks)	136	1,826
MAKO Surgical Corp.* (Healthcare-Products)	238	2,868
Manhattan Associates, Inc.* (Computers)	102	7,870
MannKind Corp.* (Pharmaceuticals)	782	5,083
ManTech International Corp.—Class A (Software)	136	3,552
Marchex, Inc.—Class B (Advertising)	204	1,228
Marcus Corp. (Lodging)	136	1,730
MarineMax, Inc.* (Retail)	170	1,926
Market Leader, Inc.* (Software)	170	1,819
MarketAxess Holdings, Inc. (Diversified Financial Services)	170	7,948
Marriott Vacations Worldwide Corp.* (Entertainment)	136	5,881
Marten Transport, Ltd. (Transportation)	136	2,131
Martha Stewart Living Omnimedia, Inc.—Class A* (Media)	408	983
Masimo Corp. (Healthcare-Products)	238	5,046
MasTec, Inc.* (Engineering & Construction)	306	10,067
Matador Resources Co.* (Oil & Gas)	272	3,259
Materion Corp. (Mining)	102	2,763
Matrix Service Co.* (Oil & Gas Services)	170	2,649
Matson, Inc. (Transportation)	238	5,950
Matthews International Corp.—Class A (Commercial Services)	136	5,127
MAXIMUS, Inc. (Commercial Services)	170	12,662
Maxlinear, Inc.—Class A* (Semiconductors)	204	1,428
Maxwell Technologies, Inc.* (Computers)	238	1,702
MB Financial, Inc. (Banks)	272	7,290
MCG Capital Corp. (Investment Companies)	442	2,303
McGrath Rentcorp (Commercial Services)	136	4,646
MDC Partners, Inc.—Class A (Advertising)	136	2,453
Meadowbrook Insurance Group, Inc. (Insurance)	306	2,457
Medallion Financial Corp. (Investment Companies)	136	1,892
MedAssets, Inc.* (Software)	306	5,428
Media General, Inc.—Class A* (Media)	136	1,500
Medical Properties Trust, Inc. (REIT)	748	10,711
Medidata Solutions, Inc.* (Software)	136	10,533
Medley Capital Corp. (Private Equity)	170	2,309
Mentor Graphics Corp. (Computers)	476	9,306
Mercury Computer Systems, Inc.* (Computers)	204	1,881
Meredith Corp. (Media)	170	8,109
Merge Healthcare, Inc.* (Healthcare-Products)	476	1,714
Meridian Bioscience, Inc. (Healthcare-Products)	204	4,386
Merit Medical Systems, Inc.* (Healthcare-Products)	238	2,654
Meritage Homes Corp.* (Home Builders)	170	7,371
Meritor, Inc.* (Auto Parts & Equipment)	544	3,835
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	510	3,432
Methode Electronics, Inc. (Electronics)	204	3,470
MGE Energy, Inc. (Electric)	102	5,586
MGIC Investment Corp.* (Insurance)	1,598	9,700
Micrel, Inc. (Semiconductors)	272	2,687
Microsemi Corp.* (Semiconductors)	442	10,056
Midstates Pete Co., Inc.* (Oil & Gas)	272	1,472
Midway Gold Corp.* (Mining)	1,190	1,122
Millennial Media, Inc.* (Advertising)	238	2,073
Miller Energy Resources, Inc.* (Oil & Gas)	306	1,224
MiMedx Group, Inc.* (Healthcare-Products)	476	3,361
Mindspeed Technologies, Inc.* (Semiconductors)	374	1,212
Mine Safety Appliances Co. (Environmental Control)	136	6,331
Minerals Technologies, Inc. (Chemicals)	170	7,028
Mitek System, Inc.* (Computers)	204	1,179
MKS Instruments, Inc. (Semiconductors)	272	7,219
Mobile Mini, Inc.* (Storage/Warehousing)	204	6,763
Modine Manufacturing Co.* (Auto Parts & Equipment)	272	2,959
ModusLink Global Solutions, Inc.* (Internet)	374	1,189
Molina Healthcare, Inc.* (Healthcare-Services)	136	5,056
Molycorp, Inc.* (Mining)	680	4,216
Momenta Pharmaceuticals, Inc.* (Biotechnology)	272	4,096
MoneyGram International, Inc.* (Commercial Services)	136	3,080
Monmouth Real Estate Investment Corp.—Class A (REIT)	272	2,685
Monolithic Power Systems, Inc. (Semiconductors)	204	4,918
Monotype Imaging Holdings, Inc. (Software)	204	5,184
Monro Muffler Brake, Inc. (Commercial Services)	170	8,169
Monster Worldwide, Inc.* (Commercial Services)	680	3,339
Montpelier Re Holdings, Ltd. (Insurance)	238	5,952
Moog, Inc.—Class A* (Aerospace/Defense)	204	10,512
Morgans Hotel Group Co.* (Lodging)	204	1,644
MoSys, Inc.* (Semiconductors)	374	1,503
Move, Inc.* (Internet)	239	3,058
MPG Office Trust, Inc.* (REIT)	476	1,495
Mueller Industries, Inc. (Metal Fabricate/Hardware)	136	6,857
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	816	5,639
Multimedia Games Holding Co., Inc.* (Entertainment)	170	4,432
MVC Capital, Inc. (Investment Companies)	170	2,140
Myers Industries, Inc. (Miscellaneous Manufacturing)	170	2,552
MYR Group, Inc.* (Engineering & Construction)	136	2,645

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
Nanometrics, Inc.* (Semiconductors)	136	$1,995
Nanosphere, Inc.* (Biotechnology)	374	1,148
National Bank Holdings Corp. (Holding Companies-Diversified)	272	5,358
National CineMedia, Inc. (Entertainment)	306	5,168
National Financial Partners Corp.* (Diversified Financial Services)	204	5,163
National Health Investors, Inc. (REIT)	136	8,141
National Penn Bancshares, Inc. (Banks)	612	6,218
Natus Medical, Inc.* (Healthcare-Products)	170	2,321
Nautilus, Inc.* (Leisure Time)	204	1,773
Navarre Corp.* (Distribution/Wholesale)	408	1,126
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	782	2,088
Navigant Consulting Co.* (Commercial Services)	272	3,264
NBT Bancorp, Inc. (Banks)	238	5,038
NCI Building Systems, Inc.* (Building Materials)	136	2,080
Nektar Therapeutics, Inc.* (Pharmaceuticals)	578	6,676
Nelnet, Inc.—Class A (Diversified Financial Services)	136	4,908
Neogen Corp.* (Pharmaceuticals)	136	7,556
NeoGenomics, Inc.* (Biotechnology)	306	1,218
Neonode, Inc.* (Telecommunications)	204	1,214
NeoPhotonics Corp.* (Telecommunications)	170	1,477
NETGEAR, Inc.* (Telecommunications)	204	6,230
NetScout Systems, Inc.* (Computers)	204	4,761
Netspend Holdings, Inc.* (Diversified Financial Services)	204	3,258
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	340	4,549
Neutral Tandem, Inc. (Telecommunications)	272	1,564
New Jersey Resources Corp. (Gas)	204	8,472
New Mountain Finance Corp. (Investment Companies)	204	2,889
New Residential Investment Corp. (REIT)	1,258	8,479
New York & Co., Inc.* (Retail)	238	1,511
New York Mortgage Trust, Inc. (REIT)	374	2,532
NewBridge Bancorp* (Banks)	204	1,222
Newpark Resources, Inc.* (Oil & Gas Services)	442	4,858
Newport Corp.* (Electronics)	238	3,315
NewStar Financial, Inc.* (Diversified Financial Services)	170	2,264
Nexstar Broadcasting Group, Inc.—Class A (Media)	136	4,823
NGP Capital Resources Co. (Investment Companies)	204	1,251
NIC, Inc. (Internet)	340	5,620
NII Holdings, Inc.—Class B* (Telecommunications)	884	5,896
Noranda Aluminum Holding Corp. (Mining)	340	1,098
Nordic American Tankers, Ltd. (Transportation)	374	2,831
Northern Oil & Gas, Inc.* (Oil & Gas)	340	4,536
Northfield BanCorp, Inc. (Savings & Loans)	306	3,586
NorthStar Realty Finance Corp. (REIT)	986	8,973
Northwest Bancshares, Inc. (Savings & Loans)	476	6,431
Northwest Natural Gas Co. (Gas)	136	5,777
NorthWestern Corp. (Electric)	204	8,140
Novavax, Inc.* (Biotechnology)	918	1,882
NPS Pharmaceuticals, Inc.* (Biotechnology)	510	7,701
Nutrisystem, Inc. (Internet)	170	2,003
NuVasive, Inc.* (Healthcare-Products)	238	5,900
Nuverra Environmental Solutions, Inc.* (Environmental Control)	884	2,564
NxStage Medical, Inc.* (Healthcare-Products)	306	4,370
Odyssey Marine Exploration, Inc.* (Commercial Services)	578	1,711
Office Depot, Inc.* (Retail)	1,292	5,000
OfficeMax, Inc. (Retail)	476	4,869
OFG Bancorp (Banks)	238	4,310
Old National Bancorp (Banks)	510	7,053
Olin Corp. (Chemicals)	408	9,760
OM Group, Inc.* (Chemicals)	170	5,256
Omega Protein Corp.* (Pharmaceuticals)	170	1,527
Omeros Corp.* (Biotechnology)	272	1,371
Omnicell, Inc.* (Software)	204	4,192
OmniVision Technologies, Inc.* (Semiconductors)	272	5,073
Omnova Solutions, Inc.* (Chemicals)	306	2,451
On Assignment, Inc.* (Commercial Services)	238	6,359
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	136	1,969
OpenTable, Inc.* (Internet)	102	6,522
Opko Health, Inc.* (Pharmaceuticals)	748	5,311
Oplink Communications, Inc.* (Telecommunications)	136	2,362
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	272	3,936
OraSure Technologies, Inc.* (Healthcare-Products)	408	1,583
Orbcomm, Inc.* (Telecommunications)	306	1,374
Orbital Sciences Corp.* (Aerospace/Defense)	306	5,315
Orbitz Worldwide, Inc.* (Internet)	170	1,365
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	544	3,182
Orient-Express Hotels, Ltd.—Class A* (Lodging)	476	5,788
Orion Marine Group, Inc.* (Engineering & Construction)	170	2,055
Oritani Financial Corp. (Savings & Loans)	238	3,732
Orthofix International N.V.* (Healthcare-Products)	102	2,744
OSI Systems, Inc.* (Electronics)	102	6,571
Otter Tail Corp. (Electric)	204	5,794
Owens & Minor, Inc. (Distribution/Wholesale)	306	10,352
Pacer International, Inc.* (Transportation)	272	1,716
Pacific Boisciences of California, Inc.* (Biotechnology)	442	1,114
Pacific Sunwear of California, Inc.* (Retail)	408	1,477
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	136	3,944
PacWest Bancorp (Banks)	204	6,253
Paramount Gold & Silver Corp.* (Mining)	1,224	1,457
PAREXEL International Corp.* (Commercial Services)	272	12,495
Park Electrochemical Corp. (Electronics)	136	3,265
Park Sterling Corp.* (Banks)	306	1,808
Parker Drilling Co.* (Oil & Gas)	680	3,386
Parkervision, Inc.* (Telecommunications)	544	2,475
Parkway Properties, Inc. (REIT)	238	3,989
PDC Energy, Inc.* (Oil & Gas)	136	7,001
PDF Solutions, Inc.* (Software)	136	2,506
PDL BioPharma, Inc. (Biotechnology)	714	5,512
Pebblebrook Hotel Trust (REIT)	306	7,910
Pendrell Corp.* (Commercial Services)	986	2,573
Penn Virginia Corp.* (Oil & Gas)	374	1,758
PennantPark Investment Corp. (Investment Companies)	374	4,133
Pennsylvania REIT (REIT)	340	6,419
PennyMac Mortgage Investment Trust (REIT)	306	6,441
Penske Automotive Group, Inc. (Retail)	204	6,230
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,156	1,491
Peregrine Semiconductor Corp.* (Semiconductors)	170	1,855

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Perficient, Inc.* (Internet)	204	$2,721
Performant FINL Corp.* (Commercial Services)	136	1,576
Pericom Semiconductor Corp.* (Semiconductors)	204	1,452
PetMed Express, Inc. (Retail)	136	1,714
PetroQuest Energy, Inc.* (Oil & Gas)	408	1,616
PGT, Inc.* (Building Materials)	238	2,063
PharMerica Corp.* (Pharmaceuticals)	170	2,356
PHH Corp.* (Commercial Services)	306	6,236
Photronics, Inc.* (Semiconductors)	374	3,014
PICO Holdings, Inc.* (Water)	136	2,851
Piedmont Natural Gas Co., Inc. (Gas)	374	12,619
Pier 1 Imports, Inc. (Retail)	476	11,182
Pike Electric Corp. (Electric)	170	2,091
Pilgrim’s Pride Corp.* (Food)	340	5,080
Pinnacle Entertainment, Inc.* (Entertainment)	306	6,019
Pinnacle Financial Partners, Inc.* (Banks)	170	4,371
Pioneer Energy Services Corp.* (Oil & Gas Services)	374	2,476
Planet Payment, Inc.* (Software)	408	1,126
Plantronics, Inc. (Telecommunications)	204	8,960
Platinum Underwriters Holdings, Ltd. (Insurance)	170	9,727
Plexus Corp.* (Electronics)	170	5,081
PLX Technology, Inc.* (Semiconductors)	340	1,618
PMC-Sierra, Inc.* (Semiconductors)	1,020	6,477
PMFG, Inc.* (Miscellaneous Manufacturing)	204	1,412
PNM Resources, Inc. (Electric)	408	9,054
PolyOne Corp. (Chemicals)	476	11,796
Polypore International, Inc.* (Miscellaneous Manufacturing)	238	9,591
Pool Corp. (Distribution/Wholesale)	238	12,474
Portland General Electric Co. (Electric)	374	11,440
Post Holdings, Inc.* (Food)	170	7,422
Potlatch Corp. (REIT)	204	8,250
Power Integrations, Inc. (Semiconductors)	136	5,516
Power-One, Inc.* (Electrical Components & Equipment)	408	2,579
PowerSecure International, Inc.* (Electrical Components & Equipment)	136	2,044
Pozen, Inc.* (Pharmaceuticals)	238	1,192
Premiere Global Services, Inc.* (Telecommunications)	272	3,283
Prestige Brands Holdings, Inc.* (Household Products/Wares)	272	7,926
PRGX Global, Inc.* (Commercial Services)	238	1,307
PriceSmart, Inc. (Retail)	102	8,938
Primerica, Inc. (Insurance)	272	10,183
Primoris Services Corp. (Holding Companies-Diversified)	204	4,023
PrivateBancorp, Inc. (Banks)	340	7,211
Procera Networks, Inc.* (Telecommunications)	136	1,867
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	374	1,668
Progress Software Corp.* (Software)	272	6,259
Proofpoint, Inc.* (Software)	136	3,295
PROS Holdings, Inc.* (Software)	136	4,073
Prospect Capital Corp. (Investment Companies)	1,190	12,853
Prosperity Bancshares, Inc. (Banks)	306	15,849
Provident Financial Services, Inc. (Savings & Loans)	306	4,829
Provident New York Bancorp (Savings & Loans)	272	2,540
PTC, Inc.* (Software)	578	14,179
Puma Biotechnology, Inc.* (Biotechnology)	102	4,526
QLIK Technologies, Inc.* (Software)	408	11,534
QLogic Corp.* (Semiconductors)	476	4,551
Quad Graphics, Inc. (Commercial Services)	136	3,278
Quality Distribution, Inc.* (Transportation)	170	1,503
Quality Systems, Inc. (Software)	204	3,817
Quanex Building Products Corp. (Building Materials)	204	3,435
Quantum Corp.* (Computers)	1,428	1,956
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	238	10,819
Quicksilver Resources, Inc.* (Oil & Gas)	952	1,599
Quidel Corp.* (Healthcare-Products)	170	4,340
Quiksilver, Inc.* (Apparel)	714	4,598
QuinStreet, Inc.* (Internet)	204	1,761
Radian Group, Inc. (Insurance)	850	9,877
RadioShack Corp.* (Retail)	646	2,041
RadiSys Corp.* (Computers)	238	1,145
RAIT Financial Trust (REIT)	408	3,068
Rambus, Inc.* (Semiconductors)	578	4,965
Ramco-Gershenson Properties Trust (REIT)	306	4,752
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	306	2,861
Raven Industries, Inc. (Miscellaneous Manufacturing)	204	6,116
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	102	5,299
RealD, Inc.* (Computers)	238	3,308
RealNetworks, Inc.* (Internet)	170	1,285
RealPage, Inc.* (Software)	238	4,365
Redwood Trust, Inc. (REIT)	408	6,936
Regis Corp. (Retail)	272	4,466
Renasant Corp. (Banks)	136	3,310
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	136	1,935
Rent-A-Center, Inc. (Commercial Services)	272	10,214
Rentech, Inc. (Chemicals)	1,326	2,785
Repligen Corp.* (Biotechnology)	238	1,961
Repros Therapeutics, Inc.* (Pharmaceuticals)	136	2,509
Republic Airways Holdings, Inc.* (Airlines)	272	3,082
Resolute Energy Corp.* (Oil & Gas)	408	3,256
Resolute Forest Products, Inc.* (Forest Products & Paper)	374	4,926
Resource Capital Corp. (REIT)	680	4,182
Resources Connection, Inc. (Commercial Services)	238	2,761
Responsys, Inc.* (Internet)	204	2,919
Retail Opportunity Investments Corp. (REIT)	340	4,726
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	306	1,224
Rex Energy Corp.* (Oil & Gas)	238	4,184
Rexnord Corp.* (Metal Fabricate/Hardware)	170	2,865
RF Micro Devices, Inc.* (Telecommunications)	1,428	7,640
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	578	1,931
Rite Aid Corp.* (Retail)	3,570	10,210
RLI Corp. (Insurance)	102	7,794
RLJ Lodging Trust (REIT)	612	13,763
Rockville Financial, Inc. (Savings & Loans)	170	2,224
Rockwell Medical, Inc.* (Healthcare-Products)	340	1,227
Rofin-Sinar Technologies, Inc.* (Electronics)	170	4,240
Rosetta Resources, Inc.* (Oil & Gas)	306	13,011
Roundy’s, Inc. (Retail)	204	1,699
Rouse Properties, Inc. (REIT)	136	2,668
RPX Corp.* (Commercial Services)	170	2,856
RTI Biologics, Inc.* (Biotechnology)	408	1,534
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	170	4,711
Ruby Tuesday, Inc.* (Retail)	340	3,138

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Ruckus Wireless, Inc.* (Telecommunications)	238	$3,049
Rudolph Technologies, Inc.* (Semiconductors)	204	2,285
Rush Enterprises, Inc.—Class A* (Retail)	170	4,208
Ruth’s Hospitality Group, Inc. (Retail)	204	2,462
Ryman Hospitality Properties, Inc. (REIT)	204	7,958
S&T Bancorp, Inc. (Banks)	170	3,332
Sabra Health Care REIT, Inc. (REIT)	204	5,326
Safeguard Scientifics, Inc.* (Internet)	136	2,183
Saia, Inc.* (Transportation)	136	4,076
Saks, Inc.* (Retail)	510	6,956
Sanchez Energy Corp.* (Oil & Gas)	170	3,903
Sanderson Farms, Inc. (Food)	102	6,775
Sandy Spring Bancorp, Inc. (Banks)	136	2,940
Sangamo Biosciences, Inc.* (Biotechnology)	340	2,655
Sanmina Corp.* (Electronics)	408	5,855
Santarus, Inc.* (Pharmaceuticals)	272	5,726
Sapient Corp.* (Internet)	544	7,105
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	170	6,470
ScanSource, Inc.* (Distribution/Wholesale)	136	4,352
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	136	3,180
Scholastic Corp. (Media)	136	3,983
Schulman (A.), Inc. (Chemicals)	170	4,559
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	170	8,479
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	374	1,855
Scientific Games Corp.—Class A* (Entertainment)	272	3,060
Sciquest, Inc.* (Software)	136	3,407
Scorpio Tankers, Inc. (Transportation)	816	7,329
SeaChange International, Inc.* (Software)	204	2,389
Seacoast Banking Corp. of Florida* (Banks)	612	1,346
SEACOR Holdings, Inc. (Oil & Gas Services)	102	8,471
Select Comfort Corp.* (Home Furnishings)	272	6,816
Select Medical Holdings Corp. (Healthcare-Services)	306	2,509
Selective Insurance Group, Inc. (Insurance)	272	6,261
SemGroup Corp.—Class A (Pipelines)	204	10,987
Semtech Corp.* (Semiconductors)	340	11,909
Sensient Technologies Corp. (Chemicals)	238	9,632
Sequenom, Inc.* (Biotechnology)	680	2,863
ServiceSource International, Inc.* (Commercial Services)	340	3,169
Shenandoah Telecommunications Co. (Telecommunications)	136	2,268
SHFl Entertainment, Inc.* (Entertainment)	306	5,419
Ship Finance International, Ltd. (Transportation)	272	4,037
ShoreTel, Inc.* (Telecommunications)	442	1,781
Shutterfly, Inc.* (Internet)	170	9,483
SIGA Technologies, Inc.* (Pharmaceuticals)	374	1,062
Sigma Designs, Inc.* (Semiconductors)	272	1,374
Silicon Graphics International Corp.* (Computers)	204	2,730
Silicon Image, Inc.* (Semiconductors)	476	2,785
Simpson Manufacturing Co., Inc. (Building Materials)	204	6,002
Sinclair Broadcast Group, Inc.—Class A (Media)	340	9,989
Skechers U.S.A., Inc.—Class A* (Apparel)	204	4,898
Skilled Healthcare Group, Inc.—Class A* (Healthcare-Services)	170	1,136
SkyWest, Inc. (Airlines)	272	3,683
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	340	3,393
Snyders-Lance, Inc. (Food)	238	6,762
Solar Capital, Ltd. (Investment Companies)	238	5,494
Solazyme, Inc.* (Energy-Alternate Sources)	272	3,188
Solta Medical, Inc.* (Healthcare-Products)	612	1,395
Sonic Automotive, Inc.—Class A (Retail)	204	4,313
Sonic Corp.* (Retail)	306	4,455
Sonus Networks, Inc.* (Telecommunications)	1,190	3,582
Sotheby’s—Class A (Commercial Services)	340	12,889
Sourcefire, Inc.* (Internet)	170	9,444
South Jersey Industries, Inc. (Gas)	170	9,760
Southwest Bancorp, Inc.* (Banks)	136	1,795
Southwest Gas Corp. (Gas)	238	11,136
Sovran Self Storage, Inc. (REIT)	170	11,014
Spansion, Inc.—Class A* (Computers)	272	3,405
Spartan Motors, Inc. (Auto Parts & Equipment)	272	1,665
Spartan Stores, Inc. (Food)	136	2,508
Spectranetics Corp.* (Healthcare-Products)	204	3,811
Spectrum Brands Holdings, Inc. (Household Products/Wares)	102	5,801
Spectrum Pharmaceuticals, Inc. (Biotechnology)	374	2,790
Spirit Airlines, Inc.* (Airlines)	306	9,722
Spirit Realty Capital, Inc. (REIT)	306	5,422
SS&C Technologies Holdings, Inc.* (Software)	272	8,949
Staar Surgical Co.* (Healthcare-Products)	238	2,416
STAG Industrial, Inc. (REIT)	238	4,748
Stage Stores, Inc. (Retail)	170	3,995
Standard Motor Products, Inc. (Auto Parts & Equipment)	102	3,503
Standard Pacific Corp.* (Home Builders)	748	6,231
Star Scientific, Inc.* (Agriculture)	1,258	1,749
State Bank Finacial Corp. (Banks)	204	3,066
STEC, Inc.* (Computers)	238	1,599
Steelcase, Inc.—Class A (Office Furnishings)	442	6,444
Stein Mart, Inc. (Retail)	170	2,321
StellarOne Corp. (Banks)	136	2,672
Stepan Co. (Chemicals)	102	5,672
STERIS Corp. (Healthcare-Products)	272	11,663
Sterling Bancorp (Banks)	204	2,370
Sterling Financial Corp. (Banks)	170	4,043
Steven Madden, Ltd.* (Apparel)	204	9,870
Stewart Enterprises, Inc.—Class A (Commercial Services)	374	4,896
Stewart Information Services Corp. (Insurance)	136	3,562
Stifel Financial Corp.* (Diversified Financial Services)	306	10,915
Stillwater Mining Co.* (Mining)	612	6,574
Stone Energy Corp.* (Oil & Gas)	272	5,992
Stoneridge, Inc.* (Electronics)	170	1,979
Strategic Hotels & Resorts, Inc.* (REIT)	918	8,133
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	102	4,900
Summit Hotel Properties, Inc. (REIT)	374	3,534
Sun Bancorp, Inc.* (Banks)	374	1,268
Sun Communities, Inc. (REIT)	170	8,459
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	102	3,191
SunCoke Energy, Inc.* (Coal)	374	5,243
SunEdison, Inc.* (Semiconductors)	1,156	9,446
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	272	1,417
SunPower Corp.* (Electrical Components & Equipment)	204	4,223
Sunstone Hotel Investors, Inc.* (REIT)	816	9,857
Super Micro Computer, Inc.* (Computers)	204	2,171
Superior Industries International, Inc. (Auto Parts & Equipment)	136	2,341
SUPERVALU, Inc.* (Food)	1,020	6,344

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Support.com, Inc.* (Internet)	374	$1,709
Susquehanna Bancshares, Inc. (Banks)	918	11,797
Swift Energy Co.* (Oil & Gas)	238	2,854
Swift Transportation Co.* (Transportation)	408	6,748
Swisher Hygiene, Inc.* (Commercial Services)	1,258	1,082
SWS Group, Inc.* (Diversified Financial Services)	238	1,297
Sykes Enterprises, Inc.* (Computers)	204	3,215
Symetra Financial Corp. (Insurance)	408	6,524
Symmetricom, Inc.* (Telecommunications)	340	1,527
Symmetry Medical, Inc.* (Healthcare-Products)	238	2,004
Synaptics, Inc.* (Computers)	170	6,555
Synchronoss Technologies, Inc.* (Software)	170	5,248
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	510	2,203
Synergy Resources Corp.* (Oil & Gas)	272	1,991
SYNNEX Corp.* (Software)	136	5,750
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	306	1,527
Take-Two Interactive Software, Inc.* (Software)	408	6,108
TAL International Group, Inc. (Trucking & Leasing)	170	7,407
Tangoe, Inc.* (Software)	170	2,623
Targa Resources Corp. (Oil & Gas Services)	170	10,936
Targacept, Inc.* (Pharmaceuticals)	272	1,161
TASER International, Inc.* (Electronics)	306	2,607
TCP Capital Corp. (Investment Companies)	170	2,851
Team Health Holdings, Inc.* (Commercial Services)	340	13,965
Team, Inc.* (Commercial Services)	102	3,861
TearLab Corp.* (Healthcare-Products)	170	1,805
Tecumseh Products Co.—Class A* (Machinery-Diversified)	136	1,486
Teekay Tankers, Ltd.—Class A (Transportation)	510	1,341
TeleCommunication Systems, Inc.—Class A* (Internet)	476	1,109
Teledyne Technologies, Inc.* (Aerospace/Defense)	170	13,150
TeleTech Holdings, Inc.* (Commercial Services)	102	2,390
Tellabs, Inc. (Telecommunications)	1,938	3,837
Tenneco, Inc.* (Auto Parts & Equipment)	306	13,855
Terreno Realty Corp. (REIT)	136	2,520
Tesco Corp.* (Oil & Gas Services)	204	2,703
Tessera Technologies, Inc. (Semiconductors)	272	5,658
TETRA Technologies, Inc.* (Environmental Control)	340	7,994
TETRA Technologies, Inc.* (Oil & Gas Services)	408	4,186
Texas Capital Bancshares, Inc.* (Banks)	204	9,049
Texas Industries, Inc.* (Building Materials)	102	6,644
Texas Roadhouse, Inc.—Class A (Retail)	306	7,656
Textainer Group Holdings, Ltd. (Trucking & Leasing)	102	3,921
The Active Network, Inc.* (Internet)	340	2,574
The Andersons, Inc. (Agriculture)	102	5,425
The Brink’s Co. (Commercial Services)	238	6,071
The Buckle, Inc. (Retail)	136	7,075
The Cato Corp.—Class A (Retail)	136	3,395
The Cheesecake Factory, Inc. (Retail)	272	11,395
The Children’s Place Retail Stores, Inc.* (Retail)	102	5,590
The Corporate Executive Board Co. (Commercial Services)	170	10,746
The Ensign Group, Inc. (Healthcare-Services)	102	3,592
The Finish Line, Inc.—Class A (Retail)	272	5,946
The First Marblehead Corp.* (Diversified Financial Services)	986	1,163
The Geo Group, Inc. (REIT)	340	11,543
The Greenbrier Cos., Inc.* (Trucking & Leasing)	136	3,314
The Hain Celestial Group, Inc.* (Food)	170	11,045
The Jones Group, Inc. (Apparel)	408	5,610
The KEYW Holding Corp.* (Computers)	204	2,703
The McClatchy Co.—Class A* (Media)	544	1,240
The Medicines Co.* (Biotechnology)	272	8,367
The Men’s Wearhouse, Inc. (Retail)	238	9,008
The Middleby Corp.* (Machinery-Diversified)	102	17,350
The New York Times Co.—Class A* (Media)	646	7,145
The Pantry, Inc.* (Retail)	170	2,071
The Pep Boys-Manny, Moe & Jack* (Retail)	306	3,543
The Ryland Group, Inc. (Home Builders)	238	9,544
The Ultimate Software Group, Inc.* (Software)	136	15,951
TherapeuticsMD, Inc.* (Pharmaceuticals)	544	1,648
Thermon Group Holdings, Inc.* (Oil & Gas Services)	170	3,468
THL Credit, Inc. (Investment Companies)	170	2,582
Thomas Properties Group, Inc. (Real Estate)	272	1,442
Thoratec Corp.* (Healthcare-Products)	272	8,516
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	340	1,788
TICC Capital Corp. (Investment Companies)	306	2,944
Titan International, Inc. (Auto Parts & Equipment)	272	4,589
TiVo, Inc.* (Home Furnishings)	646	7,138
Tootsie Roll Industries, Inc. (Food)	102	3,242
Tornier N.V.* (Healthcare-Products)	170	2,975
Tower Group International, Ltd. (Insurance)	306	6,276
Towerstream Corp.* (Internet)	544	1,387
Town Sports International Holdings, Inc. (Leisure Time)	170	1,831
TowneBank (Banks)	170	2,502
Tredegar Corp. (Miscellaneous Manufacturing)	136	3,495
TreeHouse Foods, Inc.* (Food)	170	11,141
Triangle Capital Corp. (Investment Companies)	136	3,741
Triangle Petroleum Corp.* (Oil & Gas)	306	2,145
TriMas Corp.* (Miscellaneous Manufacturing)	204	7,605
Triple-S Management Corp.* (Healthcare-Services)	136	2,920
TriQuint Semiconductor, Inc.* (Semiconductors)	850	5,891
Trius Therapeutics, Inc.* (Biotechnology)	238	1,933
True Religion Apparel, Inc. (Apparel)	136	4,306
TrueBlue, Inc.* (Commercial Services)	204	4,294
Trulia, Inc.* (Internet)	136	4,228
TrustCo Bank Corp. (Banks)	544	2,959
Trustmark Corp. (Banks)	340	8,357
TTM Technologies, Inc.* (Electronics)	306	2,570
Tuesday Morning Corp.* (Retail)	272	2,821
Tumi Holdings, Inc.* (Household Products/Wares)	238	5,712
Tutor Perini Corp.* (Engineering & Construction)	204	3,690
Tyler Technologies, Inc.* (Software)	170	11,654
U.S. Silica Holdings, Inc. (Mining)	136	2,826
UIL Holdings Corp. (Electric)	238	9,104
Ultra Clean Holdings, Inc.* (Semiconductors)	204	1,234
Ultrapetrol Bahamas, Ltd.* (Transportation)	306	872
Ultratech Stepper, Inc.* (Semiconductors)	136	4,994
UMB Financial Corp. (Banks)	170	9,464
Umpqua Holdings Corp. (Banks)	544	8,165
Unilife Corp.* (Healthcare-Products)	612	1,940
Union First Market Bankshares (Banks)	136	2,800
Unisys Corp.* (Computers)	238	5,253
United Bankshares, Inc. (Banks)	238	6,295
United Community Banks, Inc.* (Banks)	238	2,956
United Community Financial Corp.* (Savings & Loans)	306	1,423
United Financial Bancorp, Inc. (Savings & Loans)	136	2,060

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
United Fire Group, Inc. (Insurance)	136	$3,377
United Natural Foods, Inc.* (Food)	238	12,849
United Online, Inc. (Internet)	510	3,866
United Stationers, Inc. (Distribution/Wholesale)	204	6,844
Universal American Corp. (Healthcare-Services)	238	2,116
Universal Corp. (Agriculture)	102	5,902
Universal Display Corp.* (Electrical Components & Equipment)	204	5,734
Universal Forest Products, Inc. (Building Materials)	102	4,072
Universal Insurance Holdings, Inc. (Insurance)	238	1,685
Universal Technical Institute, Inc. (Commercial Services)	170	1,756
UNS Energy Corp. (Electric)	204	9,125
Unwired Planet, Inc.* (Internet)	748	1,459
Uranium Energy Corp.* (Mining)	748	1,339
Ur-Energy, Inc.* (Mining)	1,054	1,412
Urstadt Biddle Properties—Class A (REIT)	136	2,743
US Airways Group, Inc.* (Airlines)	782	12,840
USA Mobility, Inc. (Telecommunications)	136	1,846
USG Corp.* (Building Materials)	374	8,621
UTI Worldwide, Inc. (Transportation)	442	7,280
VAALCO Energy, Inc.* (Oil & Gas)	374	2,139
Vail Resorts, Inc. (Entertainment)	170	10,459
Valassis Communications, Inc.—Class A (Commercial Services)	204	5,016
ValueClick, Inc.* (Internet)	374	9,230
ValueVision Media, Inc.—Class A* (Advertising)	306	1,564
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	204	1,648
Vanguard Health System, Inc.* (Healthcare-Services)	170	3,526
Vantage Drilling Co.* (Oil & Gas)	1,224	2,497
VASCO Data Security International, Inc.* (Internet)	204	1,695
Vector Group, Ltd. (Agriculture)	306	4,963
Veeco Instruments, Inc.* (Semiconductors)	204	7,226
Vera Bradley, Inc.* (Retail)	136	2,946
Verint Systems, Inc.* (Software)	272	9,648
Viad Corp. (Commercial Services)	102	2,501
ViaSat, Inc.* (Telecommunications)	204	14,578
Vical, Inc.* (Biotechnology)	544	1,703
ViewPoint Financial Group, Inc. (Savings & Loans)	204	4,245
Virginia Commerce BanCorp, Inc.* (Banks)	170	2,373
VirnetX Holding Corp.* (Internet)	238	4,758
ViroPharma, Inc.* (Pharmaceuticals)	306	8,767
Virtusa Corp.* (Computers)	136	3,014
VistaPrint N.V.* (Commercial Services)	170	8,393
Vitacost.com, Inc.* (Internet)	170	1,437
Vitamin Shoppe, Inc.* (Retail)	170	7,623
VIVUS, Inc.* (Pharmaceuticals)	510	6,416
Vocera Communications, Inc.* (Computers)	136	1,999
Vocus, Inc.* (Internet)	136	1,431
Volcano Corp.* (Healthcare-Products)	272	4,931
Volterra Semiconductor Corp.* (Semiconductors)	170	2,400
Vonage Holdings Corp.* (Telecommunications)	918	2,598
VOXX International Corp.* (Home Furnishings)	136	1,669
Vringo, Inc.* (Telecommunications)	510	1,617
W&T Offshore, Inc. (Oil & Gas)	204	2,915
Wabash National Corp.* (Auto Manufacturers)	374	3,807
Wageworks, Inc.* (Diversified Financial Services)	136	4,685
Walter Energy, Inc. (Coal)	340	3,536
Walter Investment Management Corp.* (Diversified Financial Services)	204	6,897
Warren Resources, Inc.* (Oil & Gas)	578	1,474
Washington REIT (REIT)	340	9,149
Watsco, Inc. (Distribution/Wholesale)	136	11,419
Watts Water Technologies, Inc.—Class A (Electronics)	136	6,166
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	272	3,101
Web.com Group, Inc.* (Internet)	204	5,222
WebMD Health Corp.* (Internet)	170	4,993
Webster Financial Corp. (Banks)	442	11,351
WellCare Health Plans, Inc.* (Healthcare-Services)	204	11,332
Werner Enterprises, Inc. (Transportation)	238	5,752
WesBanco, Inc. (Banks)	136	3,594
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	238	4,420
West Corp. (Telecommunications)	136	3,011
West Pharmaceutical Services, Inc. (Healthcare-Products)	170	11,944
Westamerica Bancorp (Banks)	136	6,214
Westell Technologies, Inc.* (Telecommunications)	442	1,056
Western Alliance Bancorp* (Banks)	374	5,919
Western Asset Mortgage Capital Corp. (Diversified Financial Services)	136	2,375
Western Refining, Inc. (Oil & Gas)	272	7,635
Westfield Financial, Inc. (Savings & Loans)	170	1,190
Wet Seal, Inc. (The)* (Retail)	544	2,568
WEX, Inc.* (Commercial Services)	170	13,039
WGL Holdings, Inc. (Gas)	238	10,286
Willbros Group, Inc.* (Oil & Gas Services)	272	1,670
Wilshire Bancorp, Inc. (Banks)	374	2,476
Winnebago Industries, Inc.* (Home Builders)	170	3,568
Winthrop Realty Trust (REIT)	170	2,045
Wintrust Financial Corp. (Banks)	170	6,508
WisdomTree Investments, Inc.* (Diversified Financial Services)	510	5,901
WMS Industries, Inc.* (Leisure Time)	272	6,939
Wolverine World Wide, Inc. (Apparel)	238	12,996
Woodward, Inc. (Electronics)	340	13,600
World Wrestling Entertainment, Inc.—Class A (Media)	204	2,103
Worthington Industries, Inc. (Metal Fabricate/Hardware)	272	8,625
Wright Medical Group, Inc.* (Healthcare-Products)	204	5,347
Xenoport, Inc.* (Pharmaceuticals)	340	1,683
XO Group, Inc.* (Internet)	170	1,904
Xoma Corp.* (Biotechnology)	476	1,728
Yelp, Inc.* (Internet)	170	5,910
Zagg, Inc.* (Electronics)	272	1,455
Zale Corp.* (Retail)	204	1,856
Zaza Energy Corp.* (Oil & Gas)	646	775
Zep, Inc. (Chemicals)	136	2,153
Zillow, Inc.—Class A* (Internet)	102	5,742
ZIOPHARM Oncology, Inc.* (Biotechnology)	578	1,214
Zix Corp.* (Internet)	442	1,870
Zogenix, Inc.* (Pharmaceuticals)	680	1,163
Zoltek Cos., Inc.* (Chemicals)	170	2,195
Zumiez, Inc.* (Retail)	136	3,910
TOTAL COMMON STOCKS (Cost $5,631,702)		6,491,885

See accompanying notes to financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Repurchase Agreements(a)(b) (60.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $10,159,013	$10,159,000	$10,159,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,159,000)		10,159,000
TOTAL INVESTMENT SECURITIES (Cost $15,790,702)—99.8%		16,650,885
Net other assets (liabilities)—0.2%		31,880
NET ASSETS—100.0%		$16,682,765

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $1,369,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $2,519,920)	26	$8,147

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$5,699,285	$(14,154)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	1,916,881	(4,753)
		$(18,907)

ProFund VP Small-Cap invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$9,657	0.1%
Aerospace/Defense	85,483	0.5%
Agriculture	20,234	0.1%
Airlines	38,687	0.2%
Apparel	61,038	0.4%
Auto Manufacturers	3,807	NM
Auto Parts & Equipment	77,812	0.5%
Banks	397,245	2.3%
Biotechnology	164,730	1.0%
Building Materials	71,166	0.4%
Chemicals	133,004	0.8%
Coal	25,278	0.2%
Commercial Services	411,497	2.4%
Computers	115,583	0.7%
Cosmetics/Personal Care	6,130	NM
Distribution/Wholesale	56,532	0.3%
Diversified Financial Services	135,879	0.8%
Electric	144,135	0.9%
Electrical Components & Equipment	91,814	0.6%
Electronics	130,885	0.8%
Energy-Alternate Sources	18,493	0.1%
Engineering & Construction	49,530	0.3%
Entertainment	45,992	0.3%
Environmental Control	35,080	0.2%
Food	120,582	0.7%
Forest Products & Paper	47,679	0.3%
Gas	65,812	0.4%
Hand/Machine Tools	8,009	NM
Healthcare-Products	235,558	1.4%
Healthcare-Services	112,345	0.7%
Holding Companies-Diversified	12,347	0.1%
Home Builders	50,294	0.3%
Home Furnishings	27,034	0.2%
Household Products/Wares	34,828	0.2%
Housewares	3,260	NM
Insurance	159,289	1.0%
Internet	204,110	1.2%
Investment Companies	75,551	0.5%
Iron/Steel	14,197	0.1%
Leisure Time	43,233	0.3%
Lodging	19,884	0.1%
Machinery-Construction & Mining	3,498	NM
Machinery-Diversified	75,943	0.5%
Media	69,131	0.4%
Metal Fabricate/Hardware	41,870	0.3%
Mining	62,033	0.4%
Miscellaneous Manufacturing	106,866	0.6%
Office Furnishings	32,370	0.2%
Oil & Gas	189,176	1.1%
Oil & Gas Services	121,675	0.7%
Packaging & Containers	14,161	0.1%
Pharmaceuticals	200,383	1.2%
Pipelines	15,690	0.1%
Private Equity	9,884	0.1%
Real Estate	21,190	0.1%
REIT	547,238	3.2%
Retail	408,323	2.4%
Savings & Loans	81,767	0.5%
Semiconductors	240,102	1.4%
Software	312,185	1.9%
Storage/Warehousing	11,182	0.1%
Telecommunications	213,345	1.3%
Textiles	4,855	NM
Toys/Games/Hobbies	4,876	NM
Transportation	112,829	0.7%
Trucking & Leasing	14,642	0.1%
Water	12,968	0.1%
Other**	10,190,880	61.1%
Total	$16,682,765	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$15,790,702
Securities, at value	6,491,885
Repurchase agreements, at value	10,159,000
Total Investment Securities, at value	16,650,885
Cash	919
Segregated cash balances with brokers	137,280
Segregated cash balances with custodian	938
Dividends and interest receivable	7,253
Receivable for capital shares issued	15,741
Receivable for investments sold	1,739,982
Prepaid expenses	248
TOTAL ASSETS	18,553,246

LIABILITIES:
Payable for investments purchased	1,725,144
Payable for capital shares redeemed	50,770
Unrealized loss on swap agreements	18,907
Variation margin on futures contracts	18,980
Advisory fees payable	9,202
Management services fees payable	1,227
Administration fees payable	606
Administrative services fees payable	10,517
Distribution fees payable	10,508
Trustee fees payable	6
Transfer agency fees payable	1,996
Fund accounting fees payable	1,339
Compliance services fees payable	148
Other accrued expenses	21,131
TOTAL LIABILITIES	1,870,481
NET ASSETS	$16,682,765

NET ASSETS CONSIST OF:
Capital	$14,197,982
Accumulated net investment income (loss)	(91,390)
Accumulated net realized gains (losses) on investments	1,726,750
Net unrealized appreciation (depreciation) on investments	849,423
NET ASSETS	$16,682,765

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	498,606
Net Asset Value (offering and redemption price per share)	$33.46

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$44,931
Interest	2,118
Foreign tax withholding	(14)
TOTAL INVESTMENT INCOME	47,035

EXPENSES:
Advisory fees	61,238
Management services fees	8,165
Administration fees	3,917
Transfer agency fees	6,275
Administrative services fees	20,162
Distribution fees	20,413
Custody fees	3,323
Fund accounting fees	11,436
Trustee fees	247
Compliance services fees	118
Other fees	16,308
Total Gross Expenses before reductions	151,602
Less Expenses reduced by the Advisor	(14,429)
TOTAL NET EXPENSES	137,173
NET INVESTMENT INCOME (LOSS)	(90,138)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	343,931
Net realized gains (losses) on futures contracts	428,916
Net realized gains (losses) on swap agreements	1,020,361
Change in net unrealized appreciation/depreciation on investments	403,289
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,196,497

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,106,359

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(90,138)	$(97,638)
Net realized gains (losses) on investments	1,793,208	508,743
Change in net unrealized appreciation/depreciation on investments	403,289	480,803
Change in net assets resulting from operations	2,106,359	891,908

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(402,830)	(165,610)
Change in net assets resulting from distributions	(402,830)	(165,610)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,881,522	45,561,409
Dividends reinvested	402,830	165,610
Value of shares redeemed	(28,221,967)	(38,639,896)
Change in net assets resulting from capital transactions	62,385	7,087,123
Change in net assets	1,765,914	7,813,421

NET ASSETS:
Beginning of period	14,916,851	7,103,430
End of period	$16,682,765	$14,916,851
Accumulated net investment income (loss)	$(91,390)	$(1,252)

SHARE TRANSACTIONS:
Issued	859,861	1,598,139
Reinvested	12,429	5,934
Redeemed	(874,986)	(1,372,258)
Change in shares	(2,696)	231,815

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 33

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$29.76		$26.36	$27.94	$22.39	$17.75		$30.71

Investment Activities:
Net investment income (loss)(a)	(0.18)		(0.27)	(0.39)	(0.31)	(0.25)		(0.10)
Net realized and unrealized gains (losses) on investments	4.71		4.13	(1.19)	5.86	4.89		(9.82)
Total income (loss) from investment activities	4.53		3.86	(1.58)	5.55	4.64		(9.92)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—		(0.08)
Net realized gains on investments	(0.83)		(0.46)	—	—	—		(2.96)
Total distributions	(0.83)		(0.46)	—	—	—		(3.04)

Net Asset Value, End of Period	$33.46		$29.76	$26.36	$27.94	$22.39		$17.75

Total Return	15.30	%(b)	14.75%	(5.65)%	24.79%	26.14%		(35.44)%

Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.98%	2.08%	2.05%	2.30%		1.65%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.73	%(d)	1.62%
Net investment income (loss)(c)	(1.10)%		(0.94)%	(1.40)%	(1.31)%	(1.34)%		(0.37)%

Supplemental Data:
Net assets, end of period (000’s)	$16,683		$14,917	$7,103	$9,078	$4,414		$2,815
Portfolio turnover rate(e)	28	%(b)	29%	202%	378%	840%		69%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

34 :: ProFund VP Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Dow 30 seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	18%
Technology	14%
Consumer, Cyclical	13%
Financial	11%
Energy	11%
Communications	9%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (91.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $328,000	$328,000	$328,000
TOTAL REPURCHASE AGREEMENTS (Cost $328,000)		328,000
TOTAL INVESTMENT SECURITIES (Cost $328,000)—91.8%		328,000
Net other assets (liabilities)—8.2%		29,303
NET ASSETS—100.0%		$357,303

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $297,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$272,535	$(1,839)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	83,956	(647)
		$(2,486)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 35

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$328,000
Repurchase agreements, at value	328,000
Total Investment Securities, at value	328,000
Cash	563
Receivable for capital shares issued	34,029
Prepaid expenses	53
TOTAL ASSETS	362,645

LIABILITIES:
Unrealized loss on swap agreements	2,486
Advisory fees payable	1,038
Management services fees payable	138
Administration fees payable	69
Administrative services fees payable	170
Distribution fees payable	915
Transfer agency fees payable	226
Fund accounting fees payable	152
Compliance services fees payable	24
Other accrued expenses	124
TOTAL LIABILITIES	5,342
NET ASSETS	$357,303

NET ASSETS CONSIST OF:
Capital	$1,156,426
Accumulated net investment income (loss)	(20,282)
Accumulated net realized gains (losses) on investments	(776,355)
Net unrealized appreciation (depreciation) on investments	(2,486)
NET ASSETS	$357,303

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	10,618
Net Asset Value (offering and redemption price per share)	$33.65

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$607

EXPENSES:
Advisory fees	9,325
Management services fees	1,243
Administration fees	323
Transfer agency fees	512
Administrative services fees	434
Distribution fees	3,108
Custody fees	2,177
Fund accounting fees	666
Trustee fees	26
Compliance services fees	10
Other fees	605
Recoupment of prior expenses reduced by the Advisor	2,460
TOTAL NET EXPENSES	20,889
NET INVESTMENT INCOME (LOSS)	(20,282)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	37,074
Net realized gains (losses) on swap agreements	447,265
Change in net unrealized appreciation/depreciation on investments	(10,342)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	473,997

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$453,715

See accompanying notes to financial statements.

36 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(20,282)	$(36,304)
Net realized gains (losses) on investments	484,339	(80,942)
Change in net unrealized appreciation/depreciation on investments	(10,342)	12,274
Change in net assets resulting from operations	453,715	(104,972)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	107,695,059	225,659,309
Value of shares redeemed	(115,753,149)	(218,397,306)
Change in net assets resulting from capital transactions	(8,058,090)	7,262,003
Change in net assets	(7,604,375)	7,157,031

NET ASSETS:
Beginning of period	7,961,678	804,647
End of period	$357,303	$7,961,678
Accumulated net investment income (loss)	$(20,282)	$—

SHARE TRANSACTIONS:
Issued	3,289,404	7,636,623
Redeemed	(3,546,746)	(7,397,596)
Change in shares	(257,342)	239,027

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 37

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$29.71		$27.81	$26.78	$24.30	$22.23		$38.60

Investment Activities:
Net investment income (loss)(a)	(0.26)		(0.46)	(0.43)	(0.39)	(0.38)		0.17
Net realized and unrealized gains (losses) on investments	4.20		2.36 (b)	1.46	2.87	4.17		(13.63)
Total income (loss) from investment activities	3.94		1.90	1.03	2.48	3.79		(13.46)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(1.72)		(1.10)
Net realized gains on investments	—		—	—	—	—		(1.81)
Total distributions	—		—	—	—	(1.72)		(2.91)

Net Asset Value, End of Period	$33.65		$29.71	$27.81	$26.78	$24.30		$22.23

Total Return	13.26	%(c)	6.83%	3.85%	10.21%	17.58%		(36.73)%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.78%	1.81%	1.73%	1.99%		1.57%
Net expenses(d)	1.68%		1.68%	1.62%	1.68%	1.77	%(e)	1.55%
Net investment income (loss)(d)	(1.63)%		(1.58)%	(1.59)%	(1.59)%	(1.70)%		0.55%

Supplemental Data:
Net assets, end of period (000’s)	$357		$7,962	$805	$257	$423		$203
Portfolio turnover rate(f)	—		—	—	—	—	%(g)	7,356%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(g)           The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that did not include the purchase of equity securities.

See accompanying notes to financial statements.

38 :: ProFund VP NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	14%
Swap Agreements	25%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.6%
Microsoft Corp.	5.1%
Google, Inc.	4.3%
Oracle Corp.	2.6%
Cisco Systems, Inc.	2.3%

NASDAQ-100 Index — Composition

% of Index
Technology	43%
Communications	31%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (60.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,660	$94,972
Adobe Systems, Inc.* (Software)	3,000	136,680
Akamai Technologies, Inc.* (Software)	1,050	44,678
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,170	107,921
Altera Corp. (Semiconductors)	1,920	63,341
Amazon.com, Inc.* (Internet)	2,730	758,093
Amgen, Inc. (Biotechnology)	4,470	441,010
Analog Devices, Inc. (Semiconductors)	1,830	82,460
Apple Computer, Inc. (Computers)	5,610	2,222,009
Applied Materials, Inc. (Semiconductors)	7,170	106,905
Autodesk, Inc.* (Software)	1,350	45,819
Automatic Data Processing, Inc. (Commercial Services)	2,910	200,383
Avago Technologies, Ltd. (Semiconductors)	1,470	54,949
Baidu, Inc.*ADR (Internet)	1,650	155,975
Bed Bath & Beyond, Inc.* (Retail)	1,290	91,461
Biogen Idec, Inc.* (Biotechnology)	1,410	303,432
BMC Software, Inc.* (Software)	870	39,272
Broadcom Corp.—Class A (Semiconductors)	3,120	105,331
C.H. Robinson Worldwide, Inc. (Transportation)	960	54,058
CA, Inc. (Software)	2,700	77,301
Catamaran Corp.* (Pharmaceuticals)	1,230	59,926
Celgene Corp.* (Biotechnology)	2,490	291,106
Cerner Corp.* (Software)	1,020	98,012
Check Point Software Technologies, Ltd.* (Software)	1,170	58,126
Cisco Systems, Inc. (Telecommunications)	31,890	775,246
Citrix Systems, Inc.* (Software)	1,110	66,966
Cognizant Technology Solutions Corp.* (Computers)	1,800	112,698
Comcast Corp.—Class A (Media)	12,720	532,713
Costco Wholesale Corp. (Retail)	2,610	288,587
Dell, Inc. (Computers)	10,440	139,374
DENTSPLY International, Inc. (Healthcare-Products)	840	34,406
DIRECTV—Class A* (Media)	3,330	205,194
Discovery Communications, Inc.—Class A* (Media)	870	67,173
Dollar Tree, Inc.* (Retail)	1,350	68,634
eBay, Inc.* (Internet)	7,740	400,313
Equinix, Inc.* (Internet)	300	55,416
Expedia, Inc. (Internet)	720	43,308
Expeditors International of Washington, Inc. (Transportation)	1,230	46,752
Express Scripts Holding Co.* (Pharmaceuticals)	4,890	301,665
F5 Networks, Inc.* (Internet)	480	33,024
Facebook, Inc.—Class A* (Internet)	10,440	259,538
Fastenal Co. (Distribution/Wholesale)	1,770	81,155
Fiserv, Inc.* (Software)	780	68,180
Fossil Group, Inc.* (Apparel)	360	37,192
Garmin, Ltd. (Electronics)	1,170	42,307
Gilead Sciences, Inc.* (Biotechnology)	9,090	465,498
Google, Inc.—Class A* (Internet)	1,620	1,426,198
Henry Schein, Inc.* (Healthcare-Products)	510	48,833
Intel Corp. (Semiconductors)	29,670	718,606
Intuit, Inc. (Software)	1,770	108,023
Intuitive Surgical, Inc.* (Healthcare-Products)	240	121,579
KLA-Tencor Corp. (Semiconductors)	990	55,173
Kraft Foods Group, Inc. (Food)	3,540	197,780
Liberty Global PLC—Class A* (Media)	840	62,227
Liberty Media Corp.* (Media)	660	83,662
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,000	69,030
Life Technologies Corp.* (Biotechnology)	1,020	75,490
Linear Technology Corp. (Semiconductors)	1,380	50,839
Mattel, Inc. (Toys/Games/Hobbies)	2,070	93,792
Maxim Integrated Products, Inc. (Semiconductors)	1,740	48,337
Microchip Technology, Inc. (Semiconductors)	1,170	43,583
Micron Technology, Inc.* (Semiconductors)	6,150	88,130
Microsoft Corp. (Software)	49,830	1,720,630
Mondelez International, Inc.—Class A (Food)	10,650	303,844
Monster Beverage Corp.* (Beverages)	990	60,162
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,280	70,748
NetApp, Inc.* (Computers)	2,160	81,605
Netflix, Inc.* (Internet)	330	69,660
News Corp.—Class A (Media)	9,060	295,356
Nuance Communications, Inc.* (Software)	1,890	34,738
NVIDIA Corp. (Semiconductors)	3,450	48,404
Oracle Corp. (Software)	28,020	860,774

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 39

Common Stocks, continued

	Shares	Value
O’Reilly Automotive, Inc.* (Retail)	660	$74,329
PACCAR, Inc. (Auto Manufacturers)	2,100	112,686
Paychex, Inc. (Commercial Services)	2,160	78,883
Priceline.com, Inc.* (Internet)	300	248,139
Qualcomm, Inc. (Semiconductors)	10,320	630,345
Randgold Resources, Ltd.ADR (Mining)	300	19,215
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	570	128,182
Ross Stores, Inc. (Retail)	1,320	85,549
SanDisk Corp.* (Computers)	1,440	87,984
SBA Communications Corp.—Class A* (Telecommunications)	750	55,590
Seagate Technology PLC (Computers)	2,130	95,488
Sears Holdings Corp. (Retail)	630	26,510
Sigma-Aldrich Corp. (Chemicals)	720	57,859
Sirius XM Radio, Inc. (Media)	38,070	127,535
Staples, Inc. (Retail)	3,960	62,806
Starbucks Corp. (Retail)	4,470	292,741
Stericycle, Inc.* (Environmental Control)	510	56,319
Symantec Corp. (Internet)	4,170	93,700
Texas Instruments, Inc. (Semiconductors)	6,630	231,187
Verisk Analytics, Inc.—Class A* (Commercial Services)	990	59,103
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,320	105,428
Viacom, Inc.—Class B (Media)	2,580	175,569
Vodafone Group PLCADR (Telecommunications)	5,970	171,578
Western Digital Corp. (Computers)	1,410	87,547
Whole Foods Market, Inc. (Food)	2,220	114,286
Wynn Resorts, Ltd. (Lodging)	600	76,800
Xilinx, Inc. (Semiconductors)	1,560	61,792
Yahoo!, Inc.* (Internet)	6,450	161,960
TOTAL COMMON STOCKS (Cost $7,658,754)		20,234,872

Repurchase Agreements(a)(b) (38.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $12,925,016	$12,925,000	$12,925,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,925,000)		12,925,000
TOTAL INVESTMENT SECURITIES (Cost $20,583,754)—98.9%		33,159,872
Net other assets (liabilities)—1.1%		373,369
NET ASSETS—100.0%		$33,533,241

*                             Non-income producing security

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $1,529,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $4,817,320)	83	$(21,012)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$4,430,499	$3,731
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	4,054,244	3,816
		$7,547

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Apparel	$37,192	0.1%
Auto Manufacturers	112,686	0.3%
Beverages	60,162	0.2%
Biotechnology	1,918,068	5.7%
Chemicals	57,859	0.2%
Commercial Services	338,369	1.0%
Computers	2,826,704	8.4%
Distribution/Wholesale	81,155	0.2%
Electronics	42,307	0.1%
Environmental Control	56,319	0.2%
Food	615,910	1.8%
Healthcare-Products	204,818	0.6%
Internet	3,774,356	11.4%
Lodging	76,800	0.2%
Media	1,549,429	4.6%
Mining	19,215	0.1%
Pharmaceuticals	432,338	1.3%
Retail	990,617	3.0%
Semiconductors	2,389,382	7.1%
Software	3,454,170	10.3%
Telecommunications	1,002,414	3.0%
Toys/Games/Hobbies	93,792	0.3%
Transportation	100,810	0.3%
Other**	13,298,369	39.6%
Total	$33,533,241	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

40 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$20,583,754
Securities, at value	20,234,872
Repurchase agreements, at value	12,925,000
Total Investment Securities, at value	33,159,872
Cash	1,181
Segregated cash balances with brokers	202,105
Dividends and interest receivable	13,013
Unrealized gain on swap agreements	7,547
Receivable for capital shares issued	255,892
Variation margin on futures contracts	2,905
Prepaid expenses	712
TOTAL ASSETS	33,643,227

LIABILITIES:
Payable for capital shares redeemed	16,702
Advisory fees payable	18,639
Management services fees payable	2,485
Administration fees payable	1,184
Administrative services fees payable	13,814
Distribution fees payable	12,698
Trustee fees payable	12
Transfer agency fees payable	3,924
Fund accounting fees payable	2,617
Compliance services fees payable	317
Other accrued expenses	37,594
TOTAL LIABILITIES	109,986
NET ASSETS	$33,533,241

NET ASSETS CONSIST OF:
Capital	$27,074,608
Accumulated net investment income (loss)	(140,699)
Accumulated net realized gains (losses) on investments	(5,963,321)
Net unrealized appreciation (depreciation) on investments	12,562,653
NET ASSETS	$33,533,241

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,354,635
Net Asset Value (offering and redemption price per share)	$24.75

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$167,274
Interest	2,973
TOTAL INVESTMENT INCOME	170,247

EXPENSES:
Advisory fees	140,024
Management services fees	18,670
Administration fees	8,297
Transfer agency fees	13,231
Administrative services fees	55,907
Distribution fees	46,675
Custody fees	3,834
Fund accounting fees	17,601
Trustee fees	533
Compliance services fees	203
Other fees	24,609
Total Gross Expenses before reductions	329,584
Less Expenses reduced by the Advisor	(15,930)
TOTAL NET EXPENSES	313,654
NET INVESTMENT INCOME (LOSS)	(143,407)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,629,082
Net realized gains (losses) on futures contracts	739,619
Net realized gains (losses) on swap agreements	926,006
Change in net unrealized appreciation/depreciation on investments	(1,676,805)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,617,902

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,474,495

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 41

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(143,407)	$(515,491)
Net realized gains (losses) on investments	5,294,707	4,475,493
Change in net unrealized appreciation/depreciation on investments	(1,676,805)	3,731,728
Change in net assets resulting from operations	3,474,495	7,691,730

CAPITAL TRANSACTIONS:
Proceeds from shares issued	154,349,667	307,898,415
Value of shares redeemed	(167,384,468)	(317,676,276)
Change in net assets resulting from capital transactions	(13,034,801)	(9,777,861)
Change in net assets	(9,560,306)	(2,086,131)

NET ASSETS:
Beginning of period	43,093,547	45,179,678
End of period	$33,533,241	$43,093,547
Accumulated net investment income (loss)	$(140,699)	$2,708

SHARE TRANSACTIONS:
Issued	6,419,071	13,605,030
Redeemed	(6,962,522)	(14,020,297)
Change in shares	(543,451)	(415,267)

See accompanying notes to financial statements.

42 :: ProFund VP NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$22.70		$19.53	$19.25	$16.28	$10.71	$18.62

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.21)	(0.24)	(0.19)	(0.15)	(0.16)
Net realized and unrealized gains (losses) on investments	2.14		3.38	0.52	3.16	5.72	(7.75)
Total income (loss) from investment activities	2.05		3.17	0.28	2.97	5.57	(7.91)

Net Asset Value, End of Period	$24.75		$22.70	$19.53	$19.25	$16.28	$10.71

Total Return	9.07	%(b)	16.23%	1.45%	18.24%	52.01%	(42.48)%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.82%	1.82%	1.78%	1.83%	1.76%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(0.77)%		(0.93)%	(1.21)%	(1.13)%	(1.13)%	(1.02)%

Supplemental Data:
Net assets, end of period (000’s)	$33,533		$43,094	$45,180	$57,064	$53,746	$22,323
Portfolio turnover rate(d)	3	%(b)	7%	38%	28%	238%	470%

(a)                       Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                      Not annualized for periods less than one year.

(c)                       Annualized for periods less than one year.

(d)                      Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 43

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.4%
Chevron Corp.	3.3%
Berkshire Hathaway, Inc.	2.9%
Wells Fargo & Co.	2.9%
J.P. Morgan Chase & Co.	2.8%

S&P 500 Value Index — Composition

% of Index
Financial	24%
Consumer, Non-cyclical	16%
Energy	15%
Industrial	13%
Consumer, Cyclical	9%
Communications	7%
Utilities	7%
Technology	6%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	856	$93,604
Abbott Laboratories (Pharmaceuticals)	1,926	67,179
Abercrombie & Fitch Co.—Class A (Retail)	214	9,684
Accenture PLC—Class A (Computers)	749	53,898
ACE, Ltd. (Insurance)	1,070	95,744
Advanced Micro Devices, Inc.* (Semiconductors)	1,926	7,858
Aetna, Inc. (Healthcare-Services)	1,284	81,585
AFLAC, Inc. (Insurance)	1,498	87,064
AGL Resources, Inc. (Gas)	428	18,344
Air Products & Chemicals, Inc. (Chemicals)	642	58,788
Airgas, Inc. (Chemicals)	107	10,214
Alcoa, Inc. (Mining)	3,531	27,612
Allegheny Technologies, Inc. (Iron/Steel)	321	8,446
Allergan, Inc. (Pharmaceuticals)	321	27,041
Allstate Corp. (Insurance)	1,498	72,084
Altera Corp. (Semiconductors)	428	14,120
Altria Group, Inc. (Agriculture)	2,782	97,343
Ameren Corp. (Electric)	749	25,796
American Electric Power, Inc. (Electric)	1,605	71,872
American International Group, Inc.* (Insurance)	4,815	215,230
AmerisourceBergen Corp. (Pharmaceuticals)	749	41,817
Anadarko Petroleum Corp. (Oil & Gas)	749	64,362
Analog Devices, Inc. (Semiconductors)	321	14,464
Aon PLC (Insurance)	428	27,542
Apache Corp. (Oil & Gas)	1,284	107,638
Apartment Investment and Management Co.—Class A (REIT)	214	6,429
Archer-Daniels-Midland Co. (Agriculture)	2,140	72,567
Assurant, Inc. (Insurance)	214	10,895
AT&T, Inc. (Telecommunications)	17,548	621,199
Autodesk, Inc.* (Software)	214	7,263
Automatic Data Processing, Inc. (Commercial Services)	642	44,207
AutoNation, Inc.* (Retail)	107	4,643
AvalonBay Communities, Inc. (REIT)	214	28,871
Avery Dennison Corp. (Household Products/Wares)	321	13,726
Avon Products, Inc. (Cosmetics/Personal Care)	1,391	29,253
Baker Hughes, Inc. (Oil & Gas Services)	1,391	64,167
Bank of New York Mellon Corp. (Banks)	1,819	51,023
Bard (C.R.), Inc. (Healthcare-Products)	107	11,629
BB&T Corp. (Banks)	2,247	76,128
Beam, Inc. (Beverages)	535	33,764
Becton, Dickinson & Co. (Healthcare-Products)	321	31,724
Bed Bath & Beyond, Inc.* (Retail)	321	22,759
Bemis Co., Inc. (Packaging & Containers)	214	8,376
Berkshire Hathaway, Inc.—Class B* (Insurance)	5,992	670,624
Best Buy Co., Inc. (Retail)	856	23,394
BlackRock, Inc. (Diversified Financial Services)	214	54,966
BMC Software, Inc.* (Software)	107	4,830
Boston Properties, Inc. (REIT)	214	22,571
Boston Scientific Corp.* (Healthcare-Products)	2,461	22,813
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,354	105,200
C.H. Robinson Worldwide, Inc. (Transportation)	214	12,050
CA, Inc. (Software)	1,070	30,634
Cablevision Systems Corp. NY—Class A (Media)	749	12,598
Cabot Oil & Gas Corp. (Oil & Gas)	321	22,797
Cameron International Corp.* (Oil & Gas Services)	428	26,176
Campbell Soup Co. (Food)	321	14,378
Capital One Financial Corp. (Banks)	1,926	120,972
Cardinal Health, Inc. (Pharmaceuticals)	1,070	50,504
CareFusion Corp.* (Healthcare-Products)	749	27,601
CarMax, Inc.* (Retail)	321	14,817
Carnival Corp.—Class A (Leisure Time)	1,498	51,367
Caterpillar, Inc. (Machinery-Construction & Mining)	2,140	176,529
CBRE Group, Inc.—Class A* (Real Estate)	428	9,998
CenterPoint Energy, Inc. (Gas)	1,391	32,674
CenturyLink, Inc. (Telecommunications)	2,033	71,867
Chesapeake Energy Corp. (Oil & Gas)	1,712	34,891
Chevron Corp. (Oil & Gas)	6,313	747,079
CIGNA Corp. (Healthcare-Services)	963	69,808
Cincinnati Financial Corp. (Insurance)	428	19,645
Cisco Systems, Inc. (Telecommunications)	9,202	223,700
Citigroup, Inc. (Banks)	9,951	477,349

See accompanying notes to financial statements.

44 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Citrix Systems, Inc.* (Software)	214		$12,911
Cliffs Natural Resources, Inc. (Iron/Steel)	535		8,694
Clorox Co. (Household Products/Wares)	214		17,792
CME Group, Inc. (Diversified Financial Services)	963		73,169
CMS Energy Corp. (Electric)	856		23,258
Coca-Cola Enterprises, Inc. (Beverages)	321		11,286
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,070		61,300
Comerica, Inc. (Banks)	321		12,785
Computer Sciences Corp. (Computers)	214		9,367
ConAgra Foods, Inc. (Food)	1,391		48,588
ConocoPhillips (Oil & Gas)	3,959		239,520
CONSOL Energy, Inc. (Coal)	749		20,298
Consolidated Edison, Inc. (Electric)	963		56,153
Corning, Inc. (Telecommunications)	4,815		68,517
Costco Wholesale Corp. (Retail)	856		94,648
Covidien PLC (Healthcare-Products)	535		33,619
CSX Corp. (Transportation)	3,317		76,921
CVS Caremark Corp. (Retail)	3,959		226,376
Danaher Corp. (Miscellaneous Manufacturing)	749		47,412
Darden Restaurants, Inc. (Retail)	428		21,605
Deere & Co. (Machinery-Diversified)	428		34,775
Dell, Inc. (Computers)	4,815		64,280
DENTSPLY International, Inc. (Healthcare-Products)	214		8,765
Devon Energy Corp. (Oil & Gas)	1,284		66,614
Diamond Offshore Drilling, Inc. (Oil & Gas)	214		14,721
Dollar General Corp.* (Retail)	321		16,188
Dominion Resources, Inc. (Electric)	1,926		109,435
Dover Corp. (Miscellaneous Manufacturing)	214		16,619
DTE Energy Co. (Electric)	535		35,850
Duke Energy Corp. (Electric)	2,247		151,672
Dun & Bradstreet Corp. (Software)	107		10,427
E*TRADE Financial Corp.* (Diversified Financial Services)	963		12,192
E.I. du Pont de Nemours & Co. (Chemicals)	1,498		78,645
Eaton Corp. (Miscellaneous Manufacturing)	749		49,292
Edison International (Electric)	1,070		51,531
Electronic Arts, Inc.* (Software)	963		22,120
Emerson Electric Co. (Electrical Components & Equipment)	1,284		70,029
Ensco PLC—Class AADR (Oil & Gas)	749		43,532
Entergy Corp. (Electric)	535		37,279
EQT Corp. (Oil & Gas)	214		16,985
Equity Residential (REIT)	535		31,062
Exelon Corp. (Electric)	2,782		85,908
Expedia, Inc. (Internet)	107		6,436
Expeditors International of Washington, Inc. (Transportation)	321		12,201
Express Scripts Holding Co.* (Pharmaceuticals)	1,177		72,609
Exxon Mobil Corp. (Oil & Gas)	6,634		599,382
FedEx Corp. (Transportation)	963		94,933
Fidelity National Information Services, Inc. (Software)	321		13,752
Fifth Third Bancorp (Banks)	2,889		52,146
First Horizon National Corp. (Banks)	0	(a)	5
First Solar, Inc.* (Semiconductors)	214		9,572
FirstEnergy Corp. (Electric)	1,391		51,940
FLIR Systems, Inc. (Electronics)	428		11,543
Flowserve Corp. (Machinery-Diversified)	214		11,558
Fluor Corp. (Engineering & Construction)	535		31,730
FMC Technologies, Inc.* (Oil & Gas Services)	428		23,831
Ford Motor Co. (Auto Manufacturers)	12,840		198,635
Forest Laboratories, Inc.* (Pharmaceuticals)	749		30,709
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,424		94,537
Frontier Communications Corp. (Telecommunications)	3,210		13,001
GameStop Corp.—Class A (Retail)	428		17,989
Gannett Co., Inc. (Media)	428		10,469
Garmin, Ltd. (Electronics)	321		11,607
General Dynamics Corp. (Aerospace/Defense)	1,070		83,813
General Electric Co. (Miscellaneous Manufacturing)	33,705		781,618
General Mills, Inc. (Food)	1,177		57,120
General Motors Co.* (Auto Manufacturers)	1,926		64,155
Genuine Parts Co. (Distribution/Wholesale)	535		41,767
Genworth Financial, Inc.—Class A* (Insurance)	1,605		18,313
H & R Block, Inc. (Commercial Services)	535		14,846
Halliburton Co. (Oil & Gas Services)	1,712		71,425
Harley-Davidson, Inc. (Leisure Time)	321		17,597
Harman International Industries, Inc. (Home Furnishings)	214		11,599
Harris Corp. (Telecommunications)	214		10,540
Hartford Financial Services Group, Inc. (Insurance)	1,498		46,318
Hasbro, Inc. (Toys/Games/Hobbies)	428		19,187
HCP, Inc. (REIT)	642		29,172
Helmerich & Payne, Inc. (Oil & Gas)	321		20,046
Hess Corp. (Oil & Gas)	963		64,030
Hewlett-Packard Co. (Computers)	6,313		156,562
Honeywell International, Inc. (Electronics)	1,284		101,873
Hormel Foods Corp. (Food)	428		16,512
Hospira, Inc.* (Healthcare-Products)	535		20,496
Host Hotels & Resorts, Inc. (REIT)	2,461		41,516
Hudson City Bancorp, Inc. (Savings & Loans)	1,498		13,722
Humana, Inc. (Healthcare-Services)	535		45,143
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	428		23,763
Integrys Energy Group, Inc. (Electric)	214		12,525
IntercontinentalExchange, Inc.* (Diversified Financial Services)	107		19,020
International Business Machines Corp. (Computers)	1,605		306,733
International Flavors & Fragrances, Inc. (Chemicals)	107		8,042
International Game Technology (Entertainment)	856		14,304
International Paper Co. (Forest Products & Paper)	1,498		66,376
Invesco, Ltd. (Diversified Financial Services)	535		17,013
Iron Mountain, Inc. (Commercial Services)	321		8,542
J.C. Penney Co., Inc.* (Retail)	428		7,310
J.P. Morgan Chase & Co. (Banks)	12,305		649,581
Jabil Circuit, Inc. (Electronics)	642		13,084
Jacobs Engineering Group, Inc.* (Engineering & Construction)	428		23,596
Johnson & Johnson (Pharmaceuticals)	4,280		367,480
Johnson Controls, Inc. (Auto Parts & Equipment)	2,247		80,420
Joy Global, Inc. (Machinery-Construction & Mining)	321		15,578
Juniper Networks, Inc.* (Telecommunications)	1,605		30,993
Kansas City Southern Industries, Inc. (Transportation)	107		11,338
Kellogg Co. (Food)	428		27,490
KeyCorp (Banks)	1,498		16,538
Kimberly-Clark Corp. (Household Products/Wares)	535		51,970
Kimco Realty Corp. (REIT)	642		13,758

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 45

Common Stocks, continued

	Shares	Value
Kinder Morgan, Inc. (Pipelines)	2,033	$77,559
Kohls Corp. (Retail)	642	32,427
Kraft Foods Group, Inc. (Food)	1,926	107,606
Kroger Co. (Food)	1,712	59,132
L-3 Communications Holdings, Inc. (Aerospace/Defense)	321	27,523
Laboratory Corp. of America Holdings* (Healthcare-Services)	321	32,132
Lam Research Corp.* (Semiconductors)	214	9,489
Legg Mason, Inc. (Diversified Financial Services)	321	9,954
Leucadia National Corp. (Holding Companies-Diversified)	963	25,250
Lincoln National Corp. (Insurance)	856	31,218
Linear Technology Corp. (Semiconductors)	214	7,884
Lockheed Martin Corp. (Aerospace/Defense)	428	46,421
Loews Corp. (Insurance)	963	42,757
LyondellBasell Industries N.V.—Class A (Chemicals)	1,284	85,078
M&T Bank Corp. (Banks)	107	11,957
Macy’s, Inc. (Retail)	1,284	61,632
Marathon Oil Corp. (Oil & Gas)	2,354	81,401
Marathon Petroleum Corp. (Oil & Gas)	535	38,017
Marriott International, Inc.—Class A (Lodging)	321	12,971
Marsh & McLennan Cos., Inc. (Insurance)	856	34,172
McDonald’s Corp. (Retail)	1,605	158,896
McGraw-Hill Cos., Inc. (Media)	321	17,074
McKesson Corp. (Pharmaceuticals)	749	85,761
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	321	25,433
MeadWestvaco Corp. (Forest Products & Paper)	535	18,249
Medtronic, Inc. (Healthcare-Products)	1,712	88,116
MetLife, Inc. (Insurance)	3,531	161,578
Microchip Technology, Inc. (Semiconductors)	214	7,972
Micron Technology, Inc.* (Semiconductors)	1,926	27,599
Microsoft Corp. (Software)	11,021	380,555
Molex, Inc. (Electrical Components & Equipment)	214	6,279
Molson Coors Brewing Co.—Class B (Beverages)	535	25,605
Mondelez International, Inc.—Class A (Food)	5,778	164,846
Morgan Stanley Dean Witter & Co. (Banks)	4,494	109,788
Motorola Solutions, Inc. (Telecommunications)	856	49,417
Murphy Oil Corp. (Oil & Gas)	642	39,091
Nabors Industries, Ltd. (Oil & Gas)	963	14,744
NASDAQ Stock Market, Inc. (Diversified Financial Services)	428	14,034
National Oilwell Varco, Inc. (Oil & Gas Services)	1,391	95,840
NetApp, Inc.* (Computers)	428	16,170
Newfield Exploration Co.* (Oil & Gas)	428	10,225
Newmont Mining Corp. (Mining)	1,605	48,070
News Corp.—Class A* (Media)	856	13,097
NextEra Energy, Inc. (Electric)	1,391	113,339
NIKE, Inc.—Class B (Apparel)	963	61,324
NiSource, Inc. (Gas)	1,070	30,645
Noble Corp. (Oil & Gas)	856	32,168
Norfolk Southern Corp. (Transportation)	1,070	77,736
Northeast Utilities System (Electric)	1,070	44,961
Northern Trust Corp. (Banks)	749	43,367
Northrop Grumman Corp. (Aerospace/Defense)	749	62,017
NRG Energy, Inc. (Electric)	1,070	28,569
Nucor Corp. (Iron/Steel)	535	23,175
NVIDIA Corp. (Semiconductors)	1,926	27,022
NYSE Euronext (Diversified Financial Services)	749	31,009
Occidental Petroleum Corp. (Oil & Gas)	2,675	238,690
Omnicom Group, Inc. (Advertising)	428	26,908
ONEOK, Inc. (Pipelines)	642	26,521
Owens-Illinois, Inc.* (Packaging & Containers)	535	14,868
Pall Corp. (Miscellaneous Manufacturing)	214	14,216
Parker Hannifin Corp. (Miscellaneous Manufacturing)	535	51,039
Patterson Cos., Inc. (Healthcare-Products)	321	12,070
Paychex, Inc. (Commercial Services)	428	15,631
Peabody Energy Corp. (Coal)	856	12,532
Pentair, Ltd. (Miscellaneous Manufacturing)	321	18,518
People’s United Financial, Inc. (Savings & Loans)	1,070	15,943
Pepco Holdings, Inc. (Electric)	856	17,257
Pfizer, Inc. (Pharmaceuticals)	8,881	248,757
PG&E Corp. (Electric)	1,391	63,610
Phillips 66 (Oil & Gas)	2,033	119,765
Pinnacle West Capital Corp. (Electric)	321	17,806
Pitney Bowes, Inc. (Office/Business Equipment)	642	9,425
Plum Creek Timber Co., Inc. (REIT)	214	9,987
PNC Financial Services Group (Banks)	1,712	124,839
PPL Corp. (Electric)	1,926	58,281
Praxair, Inc. (Chemicals)	428	49,288
Precision Castparts Corp. (Metal Fabricate/Hardware)	214	48,366
Principal Financial Group, Inc. (Insurance)	856	32,057
Procter & Gamble Co. (Cosmetics/Personal Care)	4,601	354,231
Progressive Corp. (Insurance)	1,819	46,239
Prologis, Inc. (REIT)	1,605	60,541
Prudential Financial, Inc. (Insurance)	856	62,514
Public Service Enterprise Group, Inc. (Electric)	1,605	52,419
Public Storage, Inc. (REIT)	214	32,813
QEP Resources, Inc. (Oil & Gas)	535	14,862
Quest Diagnostics, Inc. (Healthcare-Services)	535	32,437
Range Resources Corp. (Oil & Gas)	214	16,546
Raytheon Co. (Aerospace/Defense)	1,070	70,748
Regions Financial Corp. (Banks)	2,354	22,434
Republic Services, Inc. (Environmental Control)	963	32,684
Reynolds American, Inc. (Agriculture)	535	25,878
Robert Half International, Inc. (Commercial Services)	214	7,111
Rockwell Automation, Inc. (Machinery-Diversified)	107	8,896
Rockwell Collins, Inc. (Aerospace/Defense)	214	13,570
Rowan Cos. PLC—Class A* (Oil & Gas)	428	14,582
Ryder System, Inc. (Transportation)	214	13,009
Safeway, Inc. (Food)	749	17,721
SAIC, Inc. (Commercial Services)	963	13,415
SanDisk Corp.* (Computers)	749	45,764
SCANA Corp. (Electric)	428	21,015
Schlumberger, Ltd. (Oil & Gas Services)	1,712	122,682
Sealed Air Corp. (Packaging & Containers)	321	7,688
Sempra Energy (Gas)	321	26,245
Sigma-Aldrich Corp. (Chemicals)	214	17,197
Simon Property Group, Inc. (REIT)	428	67,589
Southern Co. (Electric)	2,889	127,491
Southwestern Energy Co.* (Oil & Gas)	535	19,544
Spectra Energy Corp. (Pipelines)	2,140	73,745
St. Jude Medical, Inc. (Healthcare-Products)	963	43,942
Stanley Black & Decker, Inc. (Hand/Machine Tools)	535	41,356
Staples, Inc. (Retail)	2,140	33,940
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	214	13,523

See accompanying notes to financial statements.

46 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
State Street Corp. (Banks)	1,498	$97,685
Stryker Corp. (Healthcare-Products)	428	27,683
SunTrust Banks, Inc. (Banks)	1,712	54,048
Symantec Corp. (Internet)	856	19,234
Sysco Corp. (Food)	1,926	65,793
Target Corp. (Retail)	2,140	147,361
TE Connectivity, Ltd. (Electronics)	749	34,109
TECO Energy, Inc. (Electric)	642	11,036
Tenet Healthcare Corp.* (Healthcare-Services)	321	14,798
Texas Instruments, Inc. (Semiconductors)	1,391	48,503
Textron, Inc. (Miscellaneous Manufacturing)	856	22,299
The ADT Corp. (Commercial Services)	321	12,792
The AES Corp. (Electric)	2,033	24,376
The Charles Schwab Corp. (Diversified Financial Services)	3,638	77,235
The Chubb Corp. (Insurance)	856	72,460
The Dow Chemical Co. (Chemicals)	3,959	127,361
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	321	21,112
The Goldman Sachs Group, Inc. (Banks)	1,391	210,389
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	749	11,452
The Interpublic Group of Cos., Inc. (Advertising)	749	10,898
The JM Smucker Co.—Class A (Food)	214	22,074
The Macerich Co. (REIT)	214	13,048
The Travelers Cos., Inc. (Insurance)	1,177	94,066
The Williams Cos., Inc. (Pipelines)	1,177	38,217
Thermo Fisher Scientific, Inc. (Electronics)	321	27,167
Tiffany & Co. (Retail)	214	15,588
Torchmark Corp. (Insurance)	321	20,910
Total System Services, Inc. (Commercial Services)	321	7,858
Tyco International, Ltd. (Electronics)	1,498	49,359
Tyson Foods, Inc.—Class A (Food)	963	24,730
United Parcel Service, Inc.—Class B (Transportation)	1,177	101,787
United States Steel Corp. (Iron/Steel)	428	7,503
United Technologies Corp. (Aerospace/Defense)	2,782	258,559
UnitedHealth Group, Inc. (Healthcare-Services)	3,317	217,198
UnumProvident Corp. (Insurance)	856	25,141
Valero Energy Corp. (Oil & Gas)	1,819	63,247
Varian Medical Systems, Inc.* (Healthcare-Products)	107	7,217
Ventas, Inc. (REIT)	321	22,297
Verizon Communications, Inc. (Telecommunications)	4,922	247,773
Viacom, Inc.—Class B (Media)	642	43,688
Vornado Realty Trust (REIT)	321	26,595
Vulcan Materials Co. (Mining)	107	5,180
W.W. Grainger, Inc. (Distribution/Wholesale)	107	26,983
Walgreen Co. (Retail)	2,782	122,964
Wal-Mart Stores, Inc. (Retail)	5,350	398,521
Walt Disney Co. (Media)	1,712	108,113
Waste Management, Inc. (Environmental Control)	1,391	56,099
Waters Corp.* (Electronics)	107	10,705
WellPoint, Inc. (Healthcare-Services)	963	78,812
Wells Fargo & Co. (Banks)	16,050	662,385
Western Digital Corp. (Computers)	642	39,862
Western Union Co. (Commercial Services)	1,819	31,123
Weyerhaeuser Co. (REIT)	642	18,291
Whirlpool Corp. (Home Furnishings)	214	24,473
Windstream Corp. (Telecommunications)	1,926	14,849
Wisconsin Energy Corp. (Electric)	749	30,702
WPX Energy, Inc.* (Oil & Gas)	642	12,159
Xcel Energy, Inc. (Electric)	1,605	45,486
Xerox Corp. (Office/Business Equipment)	3,959	35,908
Xilinx, Inc. (Semiconductors)	321	12,715
XL Group PLC (Insurance)	963	29,198
Xylem, Inc. (Machinery-Diversified)	321	8,648
YUM! Brands, Inc. (Retail)	535	37,097
Zimmer Holdings, Inc. (Healthcare-Products)	107	8,019
TOTAL COMMON STOCKS (Cost $15,352,249)		22,855,367

Repurchase Agreements(b) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $56,000	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000
TOTAL INVESTMENT SECURITIES (Cost $15,408,249)—100.2%		22,911,367
Net other assets (liabilities)—(0.2)%		(46,428)
NET ASSETS—100.0%		$22,864,939

*                             Non-income producing security

(a)                     Number of shares is less than 0.50.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                American Depositary Receipt

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$37,806	0.2%
Aerospace/Defense	562,651	2.5%
Agriculture	195,788	0.9%
Apparel	61,324	0.3%
Auto Manufacturers	262,790	1.1%
Auto Parts & Equipment	91,872	0.4%
Banks	2,793,418	12.3%
Beverages	70,655	0.3%
Chemicals	434,614	1.9%
Coal	32,830	0.1%
Commercial Services	155,526	0.7%
Computers	692,635	3.0%
Cosmetics/Personal Care	465,896	2.0%
Distribution/Wholesale	68,751	0.3%
Diversified Financial Services	308,591	1.3%
Electric	1,369,566	6.0%
Electrical Components & Equipment	76,308	0.3%
Electronics	259,447	1.1%
Engineering & Construction	55,326	0.2%
Entertainment	14,304	0.1%
Environmental Control	88,783	0.4%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 47

	Value	% of Net Assets
Food	$625,990	2.7%
Forest Products & Paper	84,625	0.4%
Gas	107,908	0.5%
Hand/Machine Tools	41,356	0.2%
Healthcare-Products	343,695	1.5%
Healthcare-Services	571,913	2.5%
Holding Companies-Diversified	25,250	0.1%
Home Furnishings	36,072	0.2%
Household Products/Wares	83,488	0.4%
Insurance	1,915,769	8.4%
Internet	25,670	0.1%
Iron/Steel	47,818	0.2%
Leisure Time	68,964	0.3%
Lodging	26,494	0.1%
Machinery-Construction & Mining	192,107	0.8%
Machinery-Diversified	63,877	0.3%
Media	205,039	0.9%
Metal Fabricate/Hardware	48,366	0.2%
Mining	175,399	0.8%
Miscellaneous Manufacturing	1,118,380	4.9%
Office/Business Equipment	45,333	0.2%
Oil & Gas	2,756,638	12.2%
Oil & Gas Services	404,121	1.8%
Packaging & Containers	30,932	0.1%
Pharmaceuticals	1,122,490	4.9%
Pipelines	216,042	0.9%
Real Estate	9,998	NM
REIT	424,540	1.9%
Retail	1,467,838	6.4%
Savings & Loans	29,665	0.1%
Semiconductors	187,199	0.8%
Software	482,492	2.1%
Telecommunications	1,351,856	5.9%
Toys/Games/Hobbies	19,187	0.1%
Transportation	399,975	1.7%
Other**	9,572	NM
Total	$22,864,939	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to financial statements.

48 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$15,408,249
Securities, at value	22,855,367
Repurchase agreements, at value	56,000
Total Investment Securities, at value	22,911,367
Cash	786
Dividends and interest receivable	30,550
Receivable for capital shares issued	7,363
Receivable for investments sold	10,601
Prepaid expenses	403
TOTAL ASSETS	22,961,070

LIABILITIES:
Payable for investments purchased	13,098
Payable for capital shares redeemed	34,734
Advisory fees payable	9,736
Management services fees payable	1,298
Administration fees payable	777
Administrative services fees payable	7,656
Distribution fees payable	7,213
Trustee fees payable	8
Transfer agency fees payable	2,672
Fund accounting fees payable	1,717
Compliance services fees payable	198
Other accrued expenses	17,024
TOTAL LIABILITIES	96,131
NET ASSETS	$22,864,939

NET ASSETS CONSIST OF:
Capital	$27,870,723
Accumulated net investment income (loss)	100,714
Accumulated net realized gains (losses) on investments	(12,609,616)
Net unrealized appreciation (depreciation) on investments	7,503,118
NET ASSETS	$22,864,939

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	736,096
Net Asset Value (offering and redemption price per share)	$31.06

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$294,874
Interest	9
Foreign tax withholding	(189)
TOTAL INVESTMENT INCOME	294,694

EXPENSES:
Advisory fees	87,181
Management services fees	11,624
Administration fees	5,121
Transfer agency fees	8,192
Administrative services fees	35,834
Distribution fees	29,060
Custody fees	19,011
Fund accounting fees	11,774
Trustee fees	335
Compliance services fees	138
Other fees	10,773
Total Gross Expenses before reductions	219,043
Less Expenses reduced by the Advisor	(23,757)
TOTAL NET EXPENSES	195,286
NET INVESTMENT INCOME (LOSS)	99,408

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	705,524
Change in net unrealized appreciation/depreciation on investments	2,413,522
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,119,046

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,218,454

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 49

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$99,408	$224,172
Net realized gains (losses) on investments	705,524	2,854,812
Change in net unrealized appreciation/depreciation on investments	2,413,522	(17,375)
Change in net assets resulting from operations	3,218,454	3,061,609

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(228,551)	(204,043)
Change in net assets resulting from distributions	(228,551)	(204,043)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,942,285	48,852,651
Dividends reinvested	228,551	204,043
Value of shares redeemed	(24,448,065)	(51,063,932)
Change in net assets resulting from capital transactions	(3,277,229)	(2,007,238)
Change in net assets	(287,326)	850,328

NET ASSETS:
Beginning of period	23,152,265	22,301,937
End of period	$22,864,939	$23,152,265
Accumulated net investment income (loss)	$100,714	$229,857

SHARE TRANSACTIONS:
Issued	700,145	1,869,986
Reinvested	7,454	7,903
Redeemed	(820,102)	(1,965,462)
Change in shares	(112,503)	(87,573)

See accompanying notes to financial statements.

50 :: ProFund VP Large-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$27.28		$23.82	$24.31	$21.74	$18.52	$37.43

Investment Activities:
Net investment income (loss)(a)	0.13		0.23	0.18	0.16	0.24	0.49
Net realized and unrealized gains (losses) on investments	3.92		3.43	(0.48)	2.63	3.35	(14.16)
Total income (loss) from investment activities	4.05		3.66	(0.30)	2.79	3.59	(13.67)

Distributions to Shareholders From:
Net investment income	(0.27)		(0.20)	(0.19)	(0.22)	(0.37)	(0.62)
Net realized gains on investments	—		—	—	—	—	(4.62)
Total distributions	(0.27)		(0.20)	(0.19)	(0.22)	(0.37)	(5.24)

Net Asset Value, End of Period	$31.06		$27.28	$23.82	$24.31	$21.74	$18.52

Total Return	14.88	%(b)	15.42%	(1.28)%	12.89%	19.47%	(40.46)%

Ratios to Average Net Assets:
Gross expenses(c)	1.88%		1.93%	1.85%	1.88%	1.89%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	0.85%		0.90%	0.76%	0.72%	1.26%	1.69%

Supplemental Data:
Net assets, end of period (000’s)	$22,865		$23,152	$22,302	$33,925	$29,532	$33,194
Portfolio turnover rate(d)	84	%(b)	212%	276%	329%	217%	304%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 51

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	5.1%
Google, Inc.	3.2%
Exxon Mobil Corp.	3.0%
Coca-Cola Co.	2.1%
Microsoft Corp.	2.0%

S&P 500 Growth Index — Composition

% of Index
Consumer, Non-cyclical	29%
Technology	18%
Communications	16%
Financial	10%
Consumer, Cyclical	10%
Industrial	8%
Energy	6%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,210	$132,313
Abbott Laboratories (Pharmaceuticals)	3,300	115,104
AbbVie, Inc. (Pharmaceuticals)	5,390	222,822
Accenture PLC—Class A (Computers)	1,430	102,903
Actavis, Inc.* (Pharmaceuticals)	440	55,537
Adobe Systems, Inc.* (Software)	1,650	75,174
Agilent Technologies, Inc. (Electronics)	1,210	51,740
Airgas, Inc. (Chemicals)	110	10,501
Akamai Technologies, Inc.* (Software)	550	23,403
Alexion Pharmaceuticals, Inc.* (Biotechnology)	660	60,878
Allergan, Inc. (Pharmaceuticals)	660	55,598
Altera Corp. (Semiconductors)	550	18,145
Altria Group, Inc. (Agriculture)	3,850	134,712
Amazon.com, Inc.* (Internet)	1,210	336,004
American Express Co. (Diversified Financial Services)	3,190	238,484
American Tower Corp. (REIT)	1,320	96,584
Ameriprise Financial, Inc. (Diversified Financial Services)	660	53,381
Amgen, Inc. (Biotechnology)	2,530	249,610
Amphenol Corp.—Class A (Electronics)	550	42,867
Anadarko Petroleum Corp. (Oil & Gas)	880	75,618
Analog Devices, Inc. (Semiconductors)	660	29,740
Aon PLC (Insurance)	660	42,471
Apartment Investment and Management Co.—Class A (REIT)	220	6,609
Apple Computer, Inc. (Computers)	3,190	1,263,494
Applied Materials, Inc. (Semiconductors)	4,070	60,684
Autodesk, Inc.* (Software)	440	14,934
Automatic Data Processing, Inc. (Commercial Services)	990	68,171
AutoNation, Inc.* (Retail)	110	4,773
AutoZone, Inc.* (Retail)	110	46,606
AvalonBay Communities, Inc. (REIT)	220	29,680
Ball Corp. (Packaging & Containers)	550	22,847
Bank of America Corp. (Banks)	36,300	466,817
Bank of New York Mellon Corp. (Banks)	1,980	55,539
Bard (C.R.), Inc. (Healthcare-Products)	110	11,955
Baxter International, Inc. (Healthcare-Products)	1,870	129,534
Becton, Dickinson & Co. (Healthcare-Products)	330	32,614
Bed Bath & Beyond, Inc.* (Retail)	330	23,397
Bemis Co., Inc. (Packaging & Containers)	110	4,305
Biogen Idec, Inc.* (Biotechnology)	770	165,704
BlackRock, Inc. (Diversified Financial Services)	220	56,507
BMC Software, Inc.* (Software)	330	14,896
Boeing Co. (Aerospace/Defense)	2,310	236,637
BorgWarner, Inc.* (Auto Parts & Equipment)	440	37,906
Boston Properties, Inc. (REIT)	330	34,805
Boston Scientific Corp.* (Healthcare-Products)	1,980	18,355
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,080	137,645
Broadcom Corp.—Class A (Semiconductors)	1,760	59,418
Brown-Forman Corp.—Class B (Beverages)	550	37,153
C.H. Robinson Worldwide, Inc. (Transportation)	330	18,582
Cabot Oil & Gas Corp. (Oil & Gas)	440	31,249
Cameron International Corp.* (Oil & Gas Services)	440	26,910
Campbell Soup Co. (Food)	330	14,781
CarMax, Inc.* (Retail)	440	20,310
CBRE Group, Inc.—Class A* (Real Estate)	660	15,418
CBS Corp.—Class B (Media)	1,870	91,387
Celgene Corp.* (Biotechnology)	1,430	167,181
Cerner Corp.* (Software)	440	42,280
CF Industries Holdings, Inc. (Chemicals)	220	37,730
Chipotle Mexican Grill, Inc.* (Retail)	110	40,079
Cintas Corp. (Textiles)	330	15,028
Cisco Systems, Inc. (Telecommunications)	8,470	205,905
Citrix Systems, Inc.* (Software)	330	19,909
Clorox Co. (Household Products/Wares)	220	18,291
Coach, Inc. (Apparel)	990	56,519
Coca-Cola Co. (Beverages)	12,870	516,215
Coca-Cola Enterprises, Inc. (Beverages)	550	19,338
Cognizant Technology Solutions Corp.* (Computers)	990	61,984
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,870	107,132
Comcast Corp.—Class A (Media)	8,910	373,150
Comerica, Inc. (Banks)	330	13,144
Computer Sciences Corp. (Computers)	330	14,444
Constellation Brands, Inc.* (Beverages)	550	28,666
Costco Wholesale Corp. (Retail)	660	72,976
Covidien PLC (Healthcare-Products)	990	62,212

See accompanying notes to financial statements.

52 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares		Value
Crown Castle International Corp.* (Telecommunications)	990		$71,666
Cummins, Inc. (Machinery-Diversified)	550		59,653
D.R. Horton, Inc. (Home Builders)	990		21,067
Danaher Corp. (Miscellaneous Manufacturing)	1,210		76,593
DaVita, Inc.* (Healthcare-Services)	330		39,864
Deere & Co. (Machinery-Diversified)	880		71,500
Delphi Automotive PLC (Auto Parts & Equipment)	990		50,183
Denbury Resources, Inc.* (Oil & Gas)	1,210		20,957
DENTSPLY International, Inc. (Healthcare-Products)	330		13,517
DIRECTV—Class A* (Media)	1,870		115,229
Discover Financial Services (Diversified Financial Services)	1,650		78,606
Discovery Communications, Inc.—Class A* (Media)	770		59,452
Dollar General Corp.* (Retail)	660		33,284
Dollar Tree, Inc.* (Retail)	770		39,147
Dover Corp. (Miscellaneous Manufacturing)	330		25,628
Dr. Pepper Snapple Group, Inc. (Beverages)	660		30,314
Dun & Bradstreet Corp. (Software)	110		10,720
E.I. du Pont de Nemours & Co. (Chemicals)	1,540		80,850
Eastman Chemical Co. (Chemicals)	550		38,506
Eaton Corp. (Miscellaneous Manufacturing)	770		50,673
eBay, Inc.* (Internet)	3,960		204,811
Ecolab, Inc. (Chemicals)	880		74,967
Edwards Lifesciences Corp.* (Healthcare-Products)	330		22,176
Eli Lilly & Co. (Pharmaceuticals)	3,300		162,096
EMC Corp. (Computers)	7,040		166,285
Emerson Electric Co. (Electrical Components & Equipment)	1,100		59,994
EOG Resources, Inc. (Oil & Gas)	880		115,878
EQT Corp. (Oil & Gas)	220		17,461
Equifax, Inc. (Commercial Services)	440		25,930
Equity Residential (REIT)	550		31,933
Expedia, Inc. (Internet)	220		13,233
Expeditors International of Washington, Inc. (Transportation)	330		12,543
Express Scripts Holding Co.* (Pharmaceuticals)	1,540		95,003
Exxon Mobil Corp. (Oil & Gas)	8,140		735,450
F5 Networks, Inc.* (Internet)	220		15,136
Family Dollar Stores, Inc. (Retail)	330		20,562
Fastenal Co. (Distribution/Wholesale)	880		40,348
Fidelity National Information Services, Inc. (Software)	660		28,274
First Horizon National Corp. (Banks)	0	(a)	0	(b)
Fiserv, Inc.* (Software)	440		38,460
Flowserve Corp. (Machinery-Diversified)	330		17,823
FMC Corp. (Chemicals)	440		26,866
FMC Technologies, Inc.* (Oil & Gas Services)	330		18,374
Fossil Group, Inc.* (Apparel)	220		22,728
Franklin Resources, Inc. (Diversified Financial Services)	440		59,849
Gannett Co., Inc. (Media)	330		8,072
General Mills, Inc. (Food)	990		48,045
General Motors Co.* (Auto Manufacturers)	550		18,321
Gilead Sciences, Inc.* (Biotechnology)	5,170		264,755
Google, Inc.—Class A* (Internet)	880		774,726
H & R Block, Inc. (Commercial Services)	440		12,210
Halliburton Co. (Oil & Gas Services)	1,320		55,070
Harley-Davidson, Inc. (Leisure Time)	440		24,121
Harris Corp. (Telecommunications)	220		10,835
HCP, Inc. (REIT)	880		39,987
Health Care REIT, Inc. (REIT)	990		66,360
Honeywell International, Inc. (Electronics)	1,320		104,729
Huntington Bancshares, Inc. (Banks)	2,860		22,537
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,430		98,912
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	550		30,536
Intel Corp. (Semiconductors)	16,720		404,957
IntercontinentalExchange, Inc.* (Diversified Financial Services)	110		19,554
International Business Machines Corp. (Computers)	1,870		357,375
International Flavors & Fragrances, Inc. (Chemicals)	110		8,268
Intuit, Inc. (Software)	990		60,420
Intuitive Surgical, Inc.* (Healthcare-Products)	110		55,724
Invesco, Ltd. (Diversified Financial Services)	990		31,482
Iron Mountain, Inc. (Commercial Services)	330		8,781
JDS Uniphase Corp.* (Telecommunications)	770		11,073
Johnson & Johnson (Pharmaceuticals)	5,060		434,452
Kansas City Southern Industries, Inc. (Transportation)	220		23,311
Kellogg Co. (Food)	440		28,261
KeyCorp (Banks)	1,540		17,002
Kimberly-Clark Corp. (Household Products/Wares)	770		74,798
Kimco Realty Corp. (REIT)	770		16,501
KLA-Tencor Corp. (Semiconductors)	550		30,652
L Brands, Inc. (Retail)	770		37,922
Lam Research Corp.* (Semiconductors)	330		14,632
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	440		13,680
Lennar Corp.—Class A (Home Builders)	550		19,822
Life Technologies Corp.* (Biotechnology)	550		40,706
Linear Technology Corp. (Semiconductors)	550		20,262
Lockheed Martin Corp. (Aerospace/Defense)	440		47,722
Lorillard, Inc. (Agriculture)	1,320		57,658
Lowe’s Cos., Inc. (Retail)	3,630		148,467
LSI Logic Corp.* (Semiconductors)	1,870		13,352
M&T Bank Corp. (Banks)	220		24,585
Marathon Petroleum Corp. (Oil & Gas)	550		39,083
Marriott International, Inc.—Class A (Lodging)	440		17,776
Marsh & McLennan Cos., Inc. (Insurance)	990		39,521
Masco Corp. (Building Materials)	1,210		23,583
MasterCard, Inc.—Class A (Commercial Services)	330		189,585
Mattel, Inc. (Toys/Games/Hobbies)	1,210		54,825
McCormick & Co., Inc. (Food)	440		30,958
McDonald’s Corp. (Retail)	1,760		174,239
McGraw-Hill Cos., Inc. (Media)	550		29,255
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	330		26,146
Medtronic, Inc. (Healthcare-Products)	1,650		84,925
Merck & Co., Inc. (Pharmaceuticals)	10,230		475,183
Microchip Technology, Inc. (Semiconductors)	440		16,390
Micron Technology, Inc.* (Semiconductors)	1,540		22,068
Microsoft Corp. (Software)	13,970		482,383
Molex, Inc. (Electrical Components & Equipment)	220		6,455
Monsanto Co. (Chemicals)	1,760		173,888
Monster Beverage Corp.* (Beverages)	440		26,739
Moody’s Corp. (Commercial Services)	660		40,214
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,320		40,960

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 53

Common Stocks, continued

	Shares	Value
NetApp, Inc.* (Computers)	770	$29,091
Netflix, Inc.* (Internet)	220	46,440
Newell Rubbermaid, Inc. (Housewares)	990	25,988
News Corp.—Class A (Media)	6,710	218,746
NIKE, Inc.—Class B (Apparel)	1,430	91,062
Noble Energy, Inc. (Oil & Gas)	1,210	72,648
Nordstrom, Inc. (Retail)	550	32,967
Nucor Corp. (Iron/Steel)	550	23,826
Omnicom Group, Inc. (Advertising)	440	27,663
Oracle Corp. (Software)	12,430	381,850
O’Reilly Automotive, Inc.* (Retail)	330	37,165
PACCAR, Inc. (Auto Manufacturers)	1,210	64,929
Pall Corp. (Miscellaneous Manufacturing)	220	14,615
Paychex, Inc. (Commercial Services)	660	24,103
Pentair, Ltd. (Miscellaneous Manufacturing)	330	19,038
PepsiCo, Inc. (Beverages)	5,170	422,853
PerkinElmer, Inc. (Electronics)	330	10,725
Perrigo Co. (Pharmaceuticals)	330	39,930
PetSmart, Inc. (Retail)	330	22,107
Pfizer, Inc. (Pharmaceuticals)	13,310	372,813
Philip Morris International, Inc. (Agriculture)	5,500	476,409
Pioneer Natural Resources Co. (Oil & Gas)	440	63,690
Plum Creek Timber Co., Inc. (REIT)	330	15,401
PPG Industries, Inc. (Chemicals)	440	64,420
Praxair, Inc. (Chemicals)	550	63,338
Precision Castparts Corp. (Metal Fabricate/Hardware)	330	74,583
Priceline.com, Inc.* (Internet)	220	181,969
Procter & Gamble Co. (Cosmetics/Personal Care)	4,510	347,225
Prudential Financial, Inc. (Insurance)	770	56,233
Public Storage, Inc. (REIT)	220	33,733
PulteGroup, Inc.* (Home Builders)	1,100	20,867
PVH Corp. (Retail)	220	27,511
Qualcomm, Inc. (Semiconductors)	5,830	356,095
Quanta Services, Inc.* (Commercial Services)	770	20,374
Ralph Lauren Corp. (Apparel)	220	38,223
Range Resources Corp. (Oil & Gas)	330	25,516
Red Hat, Inc.* (Software)	660	31,561
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	220	49,474
Regions Financial Corp. (Banks)	2,310	22,014
Reynolds American, Inc. (Agriculture)	550	26,604
Robert Half International, Inc. (Commercial Services)	330	10,966
Rockwell Automation, Inc. (Machinery-Diversified)	330	27,436
Rockwell Collins, Inc. (Aerospace/Defense)	220	13,950
Roper Industries, Inc. (Machinery-Diversified)	330	40,993
Ross Stores, Inc. (Retail)	770	49,904
Salesforce.com, Inc.* (Software)	1,870	71,397
Schlumberger, Ltd. (Oil & Gas Services)	2,750	197,066
Scripps Networks Interactive—Class A (Media)	330	22,031
Seagate Technology PLC (Computers)	1,100	49,313
Sealed Air Corp. (Packaging & Containers)	330	7,904
Sempra Energy (Gas)	330	26,981
Sherwin-Williams Co. (Chemicals)	330	58,278
Sigma-Aldrich Corp. (Chemicals)	220	17,679
Simon Property Group, Inc. (REIT)	660	104,227
SLM Corp. (Diversified Financial Services)	1,540	35,204
Snap-on, Inc. (Hand/Machine Tools)	220	19,664
Southwest Airlines Co. (Airlines)	2,420	31,194
Southwestern Energy Co.* (Oil & Gas)	660	24,110
Sprint Nextel Corp.* (Telecommunications)	10,120	71,042
Starbucks Corp. (Retail)	2,530	165,689
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	440	27,804
Stericycle, Inc.* (Environmental Control)	330	36,442
Stryker Corp. (Healthcare-Products)	550	35,574
Symantec Corp. (Internet)	1,430	32,132
T. Rowe Price Group, Inc. (Diversified Financial Services)	880	64,372
TE Connectivity, Ltd. (Electronics)	660	30,056
Teradata Corp.* (Computers)	550	27,627
Teradyne, Inc.* (Semiconductors)	660	11,596
Tesoro Petroleum Corp. (Oil & Gas)	440	23,021
Texas Instruments, Inc. (Semiconductors)	2,310	80,550
The ADT Corp. (Commercial Services)	440	17,534
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	440	28,939
The Gap, Inc. (Retail)	990	41,313
The Hershey Co. (Food)	550	49,104
The Home Depot, Inc. (Retail)	4,950	383,476
The Interpublic Group of Cos., Inc. (Advertising)	660	9,603
The JM Smucker Co.—Class A (Food)	220	22,693
The Macerich Co. (REIT)	220	13,413
The Mosaic Co. (Chemicals)	880	47,353
The Williams Cos., Inc. (Pipelines)	1,100	35,717
Thermo Fisher Scientific, Inc. (Electronics)	770	65,165
Tiffany & Co. (Retail)	220	16,025
Time Warner Cable, Inc. (Media)	990	111,355
Time Warner, Inc. (Media)	3,190	184,446
TJX Cos., Inc. (Retail)	2,420	121,145
Total System Services, Inc. (Commercial Services)	220	5,386
TripAdvisor, Inc.* (Internet)	330	20,087
U.S. Bancorp (Banks)	6,270	226,660
Union Pacific Corp. (Transportation)	1,540	237,591
United Parcel Service, Inc.—Class B (Transportation)	1,210	104,641
Urban Outfitters, Inc.* (Retail)	330	13,273
V.F. Corp. (Apparel)	330	63,710
Varian Medical Systems, Inc.* (Healthcare-Products)	220	14,839
Ventas, Inc. (REIT)	660	45,844
VeriSign, Inc.* (Internet)	550	24,563
Verizon Communications, Inc. (Telecommunications)	4,510	227,034
Viacom, Inc.—Class B (Media)	880	59,884
Visa, Inc.—Class A (Commercial Services)	1,760	321,640
Vornado Realty Trust (REIT)	330	27,341
Vulcan Materials Co. (Mining)	330	15,975
W.W. Grainger, Inc. (Distribution/Wholesale)	110	27,740
Walt Disney Co. (Media)	4,290	270,913
Waters Corp.* (Electronics)	220	22,011
Weyerhaeuser Co. (REIT)	1,210	34,473
Whole Foods Market, Inc. (Food)	1,210	62,291
Wyndham Worldwide Corp. (Lodging)	440	25,181
Wynn Resorts, Ltd. (Lodging)	220	28,160
Xilinx, Inc. (Semiconductors)	550	21,786
Xylem, Inc. (Machinery-Diversified)	330	8,890
Yahoo!, Inc.* (Internet)	3,190	80,101
YUM! Brands, Inc. (Retail)	990	68,647
Zimmer Holdings, Inc. (Healthcare-Products)	440	32,974

See accompanying notes to financial statements.

54 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Zions Bancorp (Banks)	660	$19,061
Zoetis, Inc. (Pharmaceuticals)	1,650	50,969
TOTAL COMMON STOCKS (Cost $13,806,903)		24,660,741
TOTAL INVESTMENT SECURITIES (Cost $13,806,903)—100.4%		24,660,741
Net other assets (liabilities)—(0.4)%		(106,451)
NET ASSETS—100.0%		$24,554,290

*                 Non-income producing security

(a)         Number of shares is less than 0.50.

(b)         Amount is less than $0.50.

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$37,266	0.2%
Aerospace/Defense	298,309	1.2%
Agriculture	695,383	2.8%
Airlines	31,194	0.1%
Apparel	272,242	1.1%
Auto Manufacturers	83,249	0.3%
Auto Parts & Equipment	88,089	0.4%
Banks	867,360	3.5%
Beverages	1,081,279	4.4%
Biotechnology	998,308	4.1%
Building Materials	23,583	0.1%
Chemicals	702,644	2.9%
Commercial Services	744,894	3.0%
Computers	2,072,516	8.4%
Cosmetics/Personal Care	483,296	2.0%
Distribution/Wholesale	68,088	0.3%
Diversified Financial Services	637,439	2.6%
Electrical Components & Equipment	66,449	0.3%
Electronics	327,293	1.3%
Environmental Control	36,442	0.1%
Food	256,133	1.0%
Gas	26,981	0.1%
Hand/Machine Tools	19,664	0.1%
Healthcare-Products	514,399	2.1%
Healthcare-Services	39,864	0.2%
Home Builders	61,756	0.3%
Household Products/Wares	93,089	0.4%
Housewares	25,988	0.1%
Insurance	138,225	0.6%
Internet	1,729,201	7.0%
Iron/Steel	23,826	0.1%
Leisure Time	24,121	0.1%
Lodging	98,921	0.4%
Machinery-Diversified	226,295	0.9%
Media	1,543,920	6.3%
Metal Fabricate/Hardware	74,583	0.3%
Mining	15,975	0.1%
Miscellaneous Manufacturing	461,989	1.9%
Oil & Gas	1,244,681	5.1%
Oil & Gas Services	297,420	1.2%
Packaging & Containers	35,056	0.1%
Pharmaceuticals	2,284,257	9.3%
Pipelines	35,717	0.1%
Real Estate	15,418	0.1%
REIT	596,891	2.4%
Retail	1,640,984	6.7%
Semiconductors	1,160,327	4.7%
Software	1,295,660	5.3%
Telecommunications	597,555	2.4%
Textiles	15,028	0.1%
Toys/Games/Hobbies	54,825	0.2%
Transportation	396,669	1.6%
Other**	(106,451)	(0.4)%
Total	$24,554,290	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 55

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Total Investment Securities, at cost	$13,806,903
Securities, at value	24,660,741
Total Investment Securities, at value	24,660,741
Dividends receivable	28,718
Receivable for capital shares issued	1,280
Receivable for investments sold	472
Prepaid expenses	463
TOTAL ASSETS	24,691,674

LIABILITIES:
Payable for investments purchased	1,945
Payable for capital shares redeemed	1,213
Cash overdraft	79,669
Advisory fees payable	13,073
Management services fees payable	1,743
Administration fees payable	911
Administrative services fees payable	8,062
Distribution fees payable	7,068
Trustee fees payable	9
Transfer agency fees payable	3,042
Fund accounting fees payable	2,014
Compliance services fees payable	231
Other accrued expenses	18,404
TOTAL LIABILITIES	137,384
NET ASSETS	$24,554,290

NET ASSETS CONSIST OF:
Capital	$19,965,253
Accumulated net investment income (loss)	22,333
Accumulated net realized gains (losses) on investments	(6,287,134)
Net unrealized appreciation (depreciation) on investments	10,853,838
NET ASSETS	$24,554,290

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	568,721
Net Asset Value (offering and redemption price per share)	$43.17

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$237,250
Interest	6
TOTAL INVESTMENT INCOME	237,256

EXPENSES:
Advisory fees	98,773
Management services fees	13,170
Administration fees	5,801
Transfer agency fees	9,275
Administrative services fees	42,476
Distribution fees	32,924
Custody fees	8,992
Fund accounting fees	13,061
Trustee fees	369
Compliance services fees	158
Other fees	12,471
Total Gross Expenses before reductions	237,470
Less Expenses reduced by the Advisor	(16,218)
TOTAL NET EXPENSES	221,252
NET INVESTMENT INCOME (LOSS)	16,004

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	252,400
Change in net unrealized appreciation/depreciation on investments	2,455,318
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,707,718

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,723,722

See accompanying notes to financial statements.

56 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$16,004	$91,198
Net realized gains (losses) on investments	252,400	3,798,195
Change in net unrealized appreciation/depreciation on investments	2,455,318	(438,469)
Change in net assets resulting from operations	2,723,722	3,450,924

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,892)	(25,940)
Change in net assets resulting from distributions	(88,892)	(25,940)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,574,742	53,294,396
Dividends reinvested	88,892	25,940
Value of shares redeemed	(11,281,786)	(61,066,735)
Change in net assets resulting from capital transactions	(3,618,152)	(7,746,399)
Change in net assets	(983,322)	(4,321,415)

NET ASSETS:
Beginning of period	25,537,612	29,859,027
End of period	$24,554,290	$25,537,612
Accumulated net investment income (loss)	$22,333	$95,221

SHARE TRANSACTIONS:
Issued	178,415	1,401,600
Reinvested	2,063	688
Redeemed	(266,936)	(1,609,982)
Change in shares	(86,458)	(207,694)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 57

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$38.98		$34.60	$33.56	$29.67	$22.87	$36.02

Investment Activities:
Net investment income (loss)(a)	0.03		0.12	0.03	— (b)	0.02	(0.05)
Net realized and unrealized gains (losses) on investments	4.32		4.29	1.01	3.91	6.78	(12.62)
Total income (loss) from investment activities	4.35		4.41	1.04	3.91	6.80	(12.67)

Distributions to Shareholders From:
Net investment income	(0.16)		(0.03)	—	(0.02)	—	—
Net realized gains on investments	—		—	—	—	—	(0.48)
Total distributions	(0.16)		(0.03)	—	(0.02)	—	(0.48)

Net Asset Value, End of Period	$43.17		$38.98	$34.60	$33.56	$29.67	$22.87

Total Return	11.17	%(c)	12.72%	3.13%	13.18%	29.73%	(35.52)%

Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.86%	1.84%	1.83%	1.84%	1.77%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(d)	0.12%		0.31%	0.08%	(0.01)%	0.08%	(0.17)%

Supplemental Data:
Net assets, end of period (000’s)	$24,554		$25,538	$29,859	$36,264	$44,258	$23,742
Portfolio turnover rate(e)	18	%(c)	177%	306%	232%	224%	239%

(a)             Per share net investment income (loss) has been calculated using the average daily shares method.

(b)            Amount is less than $0.005.

(c)             Not annualized for periods less than one year.

(d)            Annualized for periods less than one year.

(e)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

58 :: ProFund VP Mid-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SL Green Realty Corp.	1.2%
Rock-Tenn Co.	1.1%
OGE Energy Corp.	1.0%
Everest Re Group, Ltd.	1.0%
Energizer Holdings, Inc.	0.9%

S&P MidCap 400 Value Index — Composition

% of Index
Financial	26%
Consumer, Non-cyclical	18%
Industrial	18%
Utilities	10%
Consumer, Cyclical	8%
Technology	7%
Energy	5%
Basic Materials	5%
Communications	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	2,604	$72,938
Acuity Brands, Inc. (Electrical Components & Equipment)	620	46,822
Acxiom Corp.* (Software)	992	22,499
ADTRAN, Inc. (Telecommunications)	2,108	51,878
Advance Auto Parts, Inc. (Retail)	1,240	100,651
Advent Software, Inc.* (Software)	620	21,737
Aecom Technology Corp.* (Engineering & Construction)	3,720	118,259
Aeropostale, Inc.* (Retail)	2,852	39,358
AGCO Corp. (Machinery-Diversified)	3,472	174,260
Albemarle Corp. (Chemicals)	1,240	77,240
Alexander & Baldwin, Inc.* (Real Estate)	1,612	64,077
Alexandria Real Estate Equities, Inc. (REIT)	2,604	171,135
Alleghany Corp.* (Insurance)	248	95,061
Alliant Energy Corp. (Electric)	3,968	200,067
Alliant Techsystems, Inc. (Aerospace/Defense)	1,116	91,880
Allscripts Healthcare Solutions, Inc.* (Software)	6,448	83,437
Alpha Natural Resources, Inc.* (Coal)	8,060	42,234
American Campus Communities, Inc. (REIT)	1,984	80,669
American Financial Group, Inc. (Insurance)	2,728	133,426
ANSYS, Inc.* (Software)	1,240	90,644
AOL, Inc. (Internet)	1,612	58,806
Apollo Group, Inc.—Class A* (Commercial Services)	3,596	63,721
Apollo Investment Corp. (Investment Companies)	8,184	63,344
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,356	130,075
Aqua America, Inc. (Water)	2,356	73,719
Arch Coal, Inc. (Coal)	7,688	29,061
Arrow Electronics, Inc.* (Distribution/Wholesale)	3,844	153,184
Arthur J. Gallagher & Co. (Insurance)	2,232	97,516
Ashland, Inc. (Chemicals)	1,240	103,539
Aspen Insurance Holdings, Ltd. (Insurance)	2,480	91,983
Associated Banc-Corp. (Banks)	6,076	94,482
Astoria Financial Corp. (Savings & Loans)	2,976	32,081
Atmos Energy Corp. (Gas)	3,224	132,377
Atwood Oceanics, Inc.* (Oil & Gas)	2,108	109,721
Avnet, Inc.* (Electronics)	4,960	166,656
BancorpSouth, Inc. (Banks)	2,976	52,675
Bank of Hawaii Corp. (Banks)	1,612	81,116
Barnes & Noble, Inc.* (Retail)	1,364	21,769
Big Lots, Inc.* (Retail)	2,108	66,465
Bill Barrett Corp.* (Oil & Gas)	1,736	35,102
BioMed Realty Trust, Inc. (REIT)	6,696	135,460
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	744	83,477
Black Hills Corp. (Electric)	1,612	78,585
BRE Properties, Inc.—Class A (REIT)	1,612	80,632
Brinker International, Inc. (Retail)	744	29,336
Broadridge Financial Solutions, Inc. (Software)	2,356	62,622
Brown & Brown, Inc. (Insurance)	1,984	63,964
Cabot Corp. (Chemicals)	2,232	83,521
Camden Property Trust (REIT)	1,488	102,880
CARBO Ceramics, Inc. (Oil & Gas Services)	372	25,084
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	992	61,812
Carpenter Technology Corp. (Iron/Steel)	496	22,355
CBOE Holdings, Inc. (Diversified Financial Services)	1,240	57,834
Church & Dwight, Inc. (Household Products/Wares)	2,108	130,085
Cimarex Energy Co. (Oil & Gas)	1,736	112,824
Clarcor, Inc. (Miscellaneous Manufacturing)	992	51,792
Cleco Corp. (Electric)	2,232	103,632
Commerce Bancshares, Inc. (Banks)	2,852	124,233
Commercial Metals Co. (Iron/Steel)	4,216	62,270
Community Health Systems, Inc. (Healthcare-Services)	3,472	162,767
Compass Minerals International, Inc. (Mining)	620	52,409
Compuware Corp. (Software)	7,688	79,571
Convergys Corp. (Commercial Services)	3,844	67,001
Con-way, Inc. (Transportation)	1,984	77,296
Corporate Office Properties Trust (REIT)	1,860	47,430
Covance, Inc.* (Healthcare-Services)	868	66,090
Crane Co. (Miscellaneous Manufacturing)	1,736	104,021

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 59

Common Stocks, continued

	Shares	Value
CST Brands, Inc.* (Retail)	1,116	$34,384
Cullen/Frost Bankers, Inc. (Banks)	2,232	149,031
Cypress Semiconductor Corp. (Semiconductors)	2,604	27,941
Cytec Industries, Inc. (Chemicals)	620	45,415
Dean Foods Co.* (Food)	6,820	68,336
Deckers Outdoor Corp.* (Apparel)	1,240	62,632
Deluxe Corp. (Commercial Services)	992	34,373
DeVry, Inc. (Commercial Services)	2,108	65,390
Diebold, Inc. (Computers)	2,356	79,374
Domino’s Pizza, Inc. (Retail)	744	43,264
Domtar Corp. (Forest Products & Paper)	1,240	82,460
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,860	66,328
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,604	66,819
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,488	89,250
Dril-Quip, Inc.* (Oil & Gas Services)	620	55,980
DST Systems, Inc. (Computers)	1,116	72,908
Duke Realty Corp. (REIT)	6,448	100,524
East West Bancorp, Inc. (Banks)	4,960	136,400
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,860	68,429
Energen Corp. (Oil & Gas)	2,604	136,085
Energizer Holdings, Inc. (Electrical Components & Equipment)	2,232	224,338
Equity One, Inc. (REIT)	1,240	28,061
Essex Property Trust, Inc. (REIT)	744	118,236
Esterline Technologies Corp.* (Aerospace/Defense)	1,116	80,676
Everest Re Group, Ltd. (Insurance)	1,860	238,565
Exelis, Inc. (Aerospace/Defense)	6,820	94,048
FactSet Research Systems, Inc. (Media)	620	63,203
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,588	63,314
Federal Realty Investment Trust (REIT)	992	102,851
Federated Investors, Inc.—Class B (Diversified Financial Services)	3,472	95,168
Fidelity National Title Group, Inc.—Class A (Insurance)	3,472	82,668
First Horizon National Corp. (Banks)	4,464	49,997
First Niagara Financial Group, Inc. (Savings & Loans)	12,772	128,614
FirstMerit Corp. (Banks)	5,952	119,219
Flowers Foods, Inc. (Food)	3,224	71,089
FTI Consulting, Inc.* (Commercial Services)	1,488	48,940
Fulton Financial Corp. (Banks)	3,100	35,588
Gardner Denver, Inc. (Machinery-Diversified)	1,736	130,512
GATX Corp. (Trucking & Leasing)	1,736	82,338
General Cable Corp. (Electrical Components & Equipment)	1,860	57,195
Genesee & Wyoming, Inc.—Class A* (Transportation)	744	63,121
Global Payments, Inc. (Commercial Services)	1,364	63,180
Granite Construction, Inc. (Engineering & Construction)	1,240	36,902
Great Plains Energy, Inc. (Electric)	5,580	125,773
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,612	120,997
Greenhill & Co., Inc. (Diversified Financial Services)	372	17,015
Greif, Inc.—Class A (Packaging & Containers)	1,116	58,780
GUESS?, Inc. (Retail)	2,232	69,259
Hancock Holding Co. (Banks)	3,100	93,217
Hanover Insurance Group, Inc. (Insurance)	1,612	78,875
Harris Teeter Supermarkets, Inc. (Food)	1,736	81,349
Harsco Corp. (Miscellaneous Manufacturing)	2,976	69,013
Hawaiian Electric Industries, Inc. (Electric)	3,596	91,015
HCC Insurance Holdings, Inc. (Insurance)	3,596	155,024
Health Management Associates, Inc.—Class A* (Healthcare-Services)	9,424	148,145
Health Net, Inc.* (Healthcare-Services)	2,852	90,751
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,596	82,852
Henry Schein, Inc.* (Healthcare-Products)	1,240	118,730
Herman Miller, Inc. (Office Furnishings)	1,240	33,567
Highwoods Properties, Inc. (REIT)	1,240	44,156
Hill-Rom Holdings, Inc. (Healthcare-Products)	2,108	70,997
Hillshire Brands Co. (Food)	4,464	147,670
HNI Corp. (Office Furnishings)	1,612	58,145
Hologic, Inc.* (Healthcare-Products)	4,588	88,548
Home Properties, Inc. (REIT)	992	64,847
Hospitality Properties Trust (REIT)	5,084	133,608
Hubbell, Inc.—Class B (Electrical Components & Equipment)	868	85,932
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,860	105,053
IDACORP, Inc. (Electric)	1,860	88,834
IDEX Corp. (Machinery-Diversified)	992	53,380
Informatica Corp.* (Software)	3,968	138,801
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	5,456	103,609
Integrated Device Technology, Inc.* (Semiconductors)	2,480	19,691
International Bancshares Corp. (Banks)	1,984	44,799
International Rectifier Corp.* (Semiconductors)	2,480	51,931
International Speedway Corp.—Class A (Entertainment)	868	27,316
Intersil Corp.—Class A (Semiconductors)	4,588	35,878
Intrepid Potash, Inc. (Chemicals)	1,984	37,795
ITT Corp. (Miscellaneous Manufacturing)	1,736	51,056
Jack Henry & Associates, Inc. (Computers)	1,116	52,597
Janus Capital Group, Inc. (Diversified Financial Services)	6,820	58,038
JetBlue Airways Corp.* (Airlines)	8,184	51,559
John Wiley & Sons, Inc. (Media)	1,736	69,596
KBR, Inc. (Engineering & Construction)	5,332	173,290
Kemper Corp. (Insurance)	1,984	67,952
Kennametal, Inc. (Hand/Machine Tools)	2,852	110,743
Kilroy Realty Corp. (REIT)	1,488	78,879
Kirby Corp.* (Transportation)	868	69,041
Lancaster Colony Corp. (Food)	372	29,012
Landstar System, Inc. (Transportation)	620	31,930
Lender Processing Services, Inc. (Commercial Services)	1,488	48,137
Lexmark International, Inc.—Class A (Computers)	2,232	68,232
Liberty Property Trust (REIT)	4,340	160,406
Life Time Fitness, Inc.* (Leisure Time)	744	37,282
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,736	84,786
Mack-Cali Realty Corp. (REIT)	2,976	72,882
Manpower, Inc. (Commercial Services)	2,852	156,290
ManTech International Corp.—Class A (Software)	868	22,672
Martin Marietta Materials (Building Materials)	868	85,429
Masimo Corp. (Healthcare-Products)	868	18,402
Matson, Inc. (Transportation)	1,488	37,200
Matthews International Corp.—Class A (Commercial Services)	992	37,398
MDU Resources Group, Inc. (Electric)	6,820	176,706
Mednax, Inc.* (Healthcare-Services)	868	79,491

See accompanying notes to financial statements.

60 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Mercury General Corp. (Insurance)	1,364	$59,961
Meredith Corp. (Media)	1,364	65,063
Micros Systems, Inc.* (Computers)	1,488	64,207
Mine Safety Appliances Co. (Environmental Control)	620	28,861
Minerals Technologies, Inc. (Chemicals)	1,240	51,262
Mohawk Industries, Inc.* (Textiles)	744	83,693
Monster Worldwide, Inc.* (Commercial Services)	4,216	20,701
MSCI, Inc.—Class A* (Software)	1,736	57,757
National Fuel Gas Co. (Electric)	2,976	172,459
National Retail Properties, Inc. (REIT)	2,232	76,781
NCR Corp.* (Computers)	1,984	65,452
New York Community Bancorp (Savings & Loans)	15,996	223,944
NV Energy, Inc. (Electric)	8,556	200,724
NVR, Inc.* (Home Builders)	124	114,328
Oceaneering International, Inc. (Oil & Gas Services)	1,612	116,386
Office Depot, Inc.* (Retail)	4,836	18,715
OGE Energy Corp. (Electric)	3,596	245,247
Oil States International, Inc.* (Oil & Gas Services)	868	80,412
Old Republic International Corp. (Insurance)	8,680	111,712
Olin Corp. (Chemicals)	2,852	68,220
Omnicare, Inc. (Pharmaceuticals)	3,844	183,398
Oshkosh Truck Corp.* (Auto Manufacturers)	3,224	122,415
Owens & Minor, Inc. (Distribution/Wholesale)	2,232	75,509
Patterson-UTI Energy, Inc. (Oil & Gas)	2,604	50,400
Plantronics, Inc. (Telecommunications)	620	27,230
PNM Resources, Inc. (Electric)	1,364	30,267
Polycom, Inc.* (Telecommunications)	6,200	65,348
Post Holdings, Inc.* (Food)	1,240	54,138
Potlatch Corp. (REIT)	620	25,073
Primerica, Inc. (Insurance)	1,612	60,353
Prosperity Bancshares, Inc. (Banks)	1,736	89,907
Protective Life Corp. (Insurance)	2,852	109,545
PTC, Inc.* (Software)	2,356	57,793
Questar Corp. (Gas)	6,324	150,827
R.R. Donnelley & Sons Co. (Commercial Services)	6,572	92,074
Raymond James Financial Corp. (Diversified Financial Services)	1,736	74,613
Rayonier, Inc. (REIT)	1,736	96,157
Realty Income Corp. (REIT)	3,100	129,952
Regal-Beloit Corp. (Hand/Machine Tools)	744	48,241
Regency Centers Corp. (REIT)	1,488	75,605
Regis Corp. (Retail)	2,108	34,613
Reinsurance Group of America, Inc. (Insurance)	2,604	179,963
Reliance Steel & Aluminum Co. (Iron/Steel)	2,728	178,847
Rent-A-Center, Inc. (Commercial Services)	2,108	79,155
RF Micro Devices, Inc.* (Telecommunications)	5,580	29,853
Rock-Tenn Co.—Class A (Packaging & Containers)	2,604	260,088
Rollins, Inc. (Commercial Services)	1,116	28,904
Rosetta Resources, Inc.* (Oil & Gas)	868	36,907
Rovi Corp.* (Semiconductors)	3,720	84,966
RPM, Inc. (Chemicals)	2,480	79,211
Saks, Inc.* (Retail)	3,596	49,049
Scholastic Corp. (Media)	992	29,056
Scientific Games Corp.—Class A* (Entertainment)	1,860	20,925
SEI Investments Co. (Commercial Services)	1,984	56,405
Senior Housing Properties Trust (REIT)	3,348	86,814
Sensient Technologies Corp. (Chemicals)	1,860	75,274
Signet Jewelers, Ltd. (Retail)	1,612	108,698
Silgan Holdings, Inc. (Packaging & Containers)	868	40,761
Silicon Laboratories, Inc.* (Semiconductors)	620	25,674
SL Green Realty Corp. (REIT)	3,348	295,261
SM Energy Co. (Oil & Gas)	992	59,500
Smithfield Foods, Inc.* (Food)	4,588	150,258
Solera Holdings, Inc. (Software)	868	48,304
Sonoco Products Co. (Packaging & Containers)	3,720	128,600
Sotheby’s—Class A (Commercial Services)	868	32,906
SPX Corp. (Miscellaneous Manufacturing)	1,736	124,958
StanCorp Financial Group, Inc. (Insurance)	1,612	79,649
Steel Dynamics, Inc. (Iron/Steel)	7,936	118,326
STERIS Corp. (Healthcare-Products)	2,108	90,391
Strayer Education, Inc. (Commercial Services)	372	18,165
SunEdison, Inc.* (Semiconductors)	8,432	68,889
Superior Energy Services, Inc.* (Oil & Gas Services)	5,828	151,178
SUPERVALU, Inc.* (Food)	3,968	24,681
Synopsys, Inc.* (Computers)	2,604	93,094
Taubman Centers, Inc. (REIT)	992	74,549
TCF Financial Corp. (Banks)	5,952	84,399
Tech Data Corp.* (Electronics)	1,364	64,231
Techne Corp. (Healthcare-Products)	620	42,830
Teleflex, Inc. (Healthcare-Products)	1,488	115,305
Telephone & Data Systems, Inc. (Telecommunications)	3,596	88,641
Tempur-Pedic International, Inc.* (Home Furnishings)	868	38,105
The Brink’s Co. (Commercial Services)	1,736	44,285
The Cheesecake Factory, Inc. (Retail)	744	31,166
The Corporate Executive Board Co. (Commercial Services)	496	31,357
The New York Times Co.—Class A* (Media)	4,464	49,372
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,364	65,895
The Wendy’s Co. (Retail)	10,292	60,002
Tidewater, Inc. (Transportation)	1,736	98,900
Tootsie Roll Industries, Inc. (Food)	372	11,822
Towers Watson & Co.—Class A (Commercial Services)	1,984	162,569
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,852	109,631
Triumph Group, Inc. (Aerospace/Defense)	744	58,888
Trustmark Corp. (Banks)	2,480	60,958
Tupperware Corp. (Household Products/Wares)	744	57,801
UDR, Inc. (REIT)	5,208	132,752
UGI Corp. (Gas)	4,092	160,039
Unit Corp.* (Oil & Gas)	1,612	68,639
United Natural Foods, Inc.* (Food)	868	46,863
United Rentals, Inc.* (Commercial Services)	1,116	55,700
Universal Corp. (Agriculture)	868	50,214
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,224	215,879
URS Corp. (Engineering & Construction)	2,728	128,816
UTI Worldwide, Inc. (Transportation)	3,844	63,311
Valassis Communications, Inc.—Class A (Commercial Services)	1,364	33,541
Valley National Bancorp (Banks)	7,192	68,108
VCA Antech, Inc.* (Pharmaceuticals)	3,224	84,114
Vectren Corp. (Gas)	2,976	100,678
VeriFone Systems, Inc.* (Software)	1,984	33,351
Vishay Intertechnology, Inc.* (Electronics)	4,836	67,172
W.R. Berkley Corp. (Insurance)	3,968	162,132
Waste Connections, Inc. (Environmental Control)	2,232	91,824
Watsco, Inc. (Distribution/Wholesale)	372	31,233
Webster Financial Corp. (Banks)	1,488	38,212

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 61

Common Stocks, continued

	Shares	Value
Weingarten Realty Investors (REIT)	2,108	$64,863
WellCare Health Plans, Inc.* (Healthcare-Services)	1,612	89,547
Werner Enterprises, Inc. (Transportation)	1,612	38,962
Westamerica Bancorp (Banks)	992	45,324
Westar Energy, Inc. (Electric)	4,588	146,632
WGL Holdings, Inc. (Gas)	1,860	80,389
Whitewave Foods Co.* (Food)	2,604	42,315
WMS Industries, Inc.* (Leisure Time)	1,984	50,612
Woodward, Inc. (Electronics)	2,232	89,280
World Fuel Services Corp. (Retail)	2,604	104,108
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	744	32,319
TOTAL COMMON STOCKS (Cost $16,488,824)		24,173,839

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $114,000	$114,000	$114,000
TOTAL REPURCHASE AGREEMENTS (Cost $114,000)		114,000
TOTAL INVESTMENT SECURITIES (Cost $16,602,824)—100.6%		24,287,839
Net other assets (liabilities)—(0.6)%		(150,909)
NET ASSETS—100.0%		$24,136,930

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$325,491	1.3%
Agriculture	50,214	0.2%
Airlines	51,559	0.2%
Apparel	62,632	0.3%
Auto Manufacturers	122,415	0.5%
Banks	1,367,665	5.7%
Beverages	120,997	0.5%
Biotechnology	83,477	0.3%
Building Materials	85,429	0.4%
Chemicals	621,478	2.6%
Coal	71,295	0.3%
Commercial Services	1,313,130	5.4%
Computers	495,864	2.1%
Distribution/Wholesale	363,535	1.5%
Diversified Financial Services	302,668	1.3%
Electric	1,659,941	6.9%
Electrical Components & Equipment	414,288	1.7%
Electronics	387,339	1.6%
Engineering & Construction	457,267	1.9%
Entertainment	115,060	0.5%
Environmental Control	120,685	0.5%
Food	727,533	3.0%
Forest Products & Paper	82,460	0.3%
Gas	624,310	2.6%
Hand/Machine Tools	158,984	0.7%
Healthcare-Products	545,203	2.3%
Healthcare-Services	937,456	3.9%
Home Builders	114,328	0.5%
Home Furnishings	38,105	0.2%
Household Products/Wares	253,781	1.1%
Insurance	1,868,349	7.6%
Internet	58,806	0.2%
Investment Companies	63,344	0.3%
Iron/Steel	381,798	1.6%
Leisure Time	87,894	0.4%
Machinery-Diversified	390,471	1.6%
Media	276,289	1.1%
Mining	52,409	0.2%
Miscellaneous Manufacturing	768,685	3.2%
Office Furnishings	91,712	0.4%
Oil & Gas	609,178	2.5%
Oil & Gas Services	601,142	2.5%
Packaging & Containers	488,229	2.0%
Pharmaceuticals	335,941	1.4%
Real Estate	64,077	0.3%
REIT	2,580,463	10.5%
Retail	810,837	3.4%
Savings & Loans	384,639	1.6%
Semiconductors	378,284	1.6%
Shipbuilding	105,053	0.4%
Software	719,188	3.0%
Telecommunications	262,951	1.1%
Textiles	83,693	0.3%
Transportation	479,761	2.0%
Trucking & Leasing	82,338	0.3%
Water	73,719	0.3%
Other**	(36,909)	(0.1)%
Total	$24,136,930	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

62 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$16,602,824
Securities, at value	24,173,839
Repurchase agreements, at value	114,000
Total Investment Securities, at value	24,287,839
Cash	339
Dividends and interest receivable	33,904
Receivable for capital shares issued	290,606
Receivable for investments sold	33,815
Prepaid expenses	533
TOTAL ASSETS	24,647,036

LIABILITIES:
Payable for investments purchased	452,648
Payable for capital shares redeemed	1,425
Advisory fees payable	12,633
Management services fees payable	1,684
Administration fees payable	1,001
Administrative services fees payable	9,422
Distribution fees payable	7,226
Trustee fees payable	10
Transfer agency fees payable	3,544
Fund accounting fees payable	2,212
Compliance services fees payable	273
Other accrued expenses	18,028
TOTAL LIABILITIES	510,106
NET ASSETS	$24,136,930

NET ASSETS CONSIST OF:
Capital	$25,347,172
Accumulated net investment income (loss)	31,750
Accumulated net realized gains (losses) on investments	(8,927,007)
Net unrealized appreciation (depreciation) on investments	7,685,015
NET ASSETS	$24,136,930

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	724,117
Net Asset Value (offering and redemption price per share)	$33.33

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$294,643
Interest	11
TOTAL INVESTMENT INCOME	294,654

EXPENSES:
Advisory fees	116,343
Management services fees	15,512
Administration fees	6,568
Transfer agency fees	10,489
Administrative services fees	52,821
Distribution fees	38,781
Custody fees	17,199
Fund accounting fees	14,720
Trustee fees	434
Compliance services fees	193
Other fees	12,765
Total Gross Expenses before reductions	285,825
Less Expenses reduced by the Advisor	(25,216)
TOTAL NET EXPENSES	260,609
NET INVESTMENT INCOME (LOSS)	34,045

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	953,540
Change in net unrealized appreciation/depreciation on investments	2,784,677
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,738,217

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,772,262

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 63

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$34,045	$105,356
Net realized gains (losses) on investments	953,540	3,424,150
Change in net unrealized appreciation/depreciation on investments	2,784,677	67,451
Change in net assets resulting from operations	3,772,262	3,596,957

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(105,779)	(36,920)
Change in net assets resulting from distributions	(105,779)	(36,920)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,918,423	55,764,443
Dividends reinvested	105,779	36,920
Value of shares redeemed	(29,015,075)	(60,013,314)
Change in net assets resulting from capital transactions	(4,990,873)	(4,211,951)
Change in net assets	(1,324,390)	(651,914)

NET ASSETS:
Beginning of period	25,461,320	26,113,234
End of period	$24,136,930	$25,461,320
Accumulated net investment income (loss)	$31,750	$103,484

SHARE TRANSACTIONS:
Issued	742,585	2,037,243
Reinvested	3,198	1,354
Redeemed	(898,343)	(2,208,527)
Change in shares	(152,560)	(169,930)

See accompanying notes to financial statements.

64 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$29.04		$24.95	$26.01	$21.66	$16.72	$31.51

Investment Activities:
Net investment income (loss)(a)	0.04		0.12	0.04	0.03	0.15	0.18
Net realized and unrealized gains (losses) on investments	4.35		4.01	(1.06)	4.39	5.00	(10.18)
Total income (loss) from investment activities	4.39		4.13	(1.02)	4.42	5.15	(10.00)

Distributions to Shareholders From:
Net investment income	(0.10)		(0.04)	(0.04)	(0.07)	(0.21)	—
Net realized gains on investments	—		—	—	—	—	(4.79)
Total distributions	(0.10)		(0.04)	(0.04)	(0.07)	(0.21)	(4.79)

Net Asset Value, End of Period	$33.33		$29.04	$24.95	$26.01	$21.66	$16.72

Total Return	15.16	%(b)	16.57%	(3.92)%	20.45%	30.87%	(36.29)%

Ratios to Average Net Assets:
Gross expenses(c)	1.84%		1.91%	1.84%	1.87%	1.90%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	0.22%		0.43%	0.15%	0.14%	0.82%	0.68%

Supplemental Data:
Net assets, end of period (000’s)	$24,137		$25,461	$26,113	$29,286	$34,308	$18,489
Portfolio turnover rate(d)	68	%(b)	250%	477%	400%	362%	288%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 65

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	2.7%
Ametek, Inc.	1.5%
HollyFrontier Corp.	1.3%
Equinix, Inc.	1.3%
Affiliated Managers Group, Inc.	1.3%

S&P MidCap 400 Growth Index — Composition

% of Index
Industrial	20%
Consumer, Non-cyclical	19%
Consumer, Cyclical	18%
Financial	18%
Technology	11%
Communications	6%
Energy	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.9%)

	Shares	Value
3D Systems Corp.* (Computers)	4,104	$180,166
ACI Worldwide, Inc.* (Software)	1,824	84,780
Acuity Brands, Inc. (Electrical Components & Equipment)	1,140	86,093
Acxiom Corp.* (Software)	2,052	46,539
Advance Auto Parts, Inc. (Retail)	1,596	129,547
Advent Software, Inc.* (Software)	684	23,981
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,280	373,784
Alaska Air Group, Inc.* (Airlines)	2,964	154,128
Albemarle Corp. (Chemicals)	2,280	142,021
Alleghany Corp.* (Insurance)	456	174,789
Alliance Data Systems Corp.* (Commercial Services)	2,052	371,473
AMC Networks, Inc.—Class A* (Media)	2,508	164,048
American Campus Communities, Inc. (REIT)	2,280	92,705
American Eagle Outfitters, Inc. (Retail)	7,524	137,388
Ametek, Inc. (Electrical Components & Equipment)	10,488	443,641
ANN, Inc.* (Retail)	2,052	68,126
ANSYS, Inc.* (Software)	2,508	183,334
AOL, Inc. (Internet)	1,368	49,905
Aqua America, Inc. (Water)	3,192	99,877
Arthur J. Gallagher & Co. (Insurance)	2,964	129,497
Ascena Retail Group, Inc.* (Retail)	5,472	95,487
Ashland, Inc. (Chemicals)	1,596	133,266
Atmel Corp.* (Semiconductors)	18,696	137,416
Bally Technologies, Inc.* (Entertainment)	1,596	90,046
BE Aerospace, Inc.* (Aerospace/Defense)	4,560	287,645
Bob Evans Farms, Inc. (Retail)	1,140	53,557
BRE Properties, Inc.—Class A (REIT)	1,368	68,427
Brinker International, Inc. (Retail)	2,052	80,910
Broadridge Financial Solutions, Inc. (Software)	2,508	66,663
Brown & Brown, Inc. (Insurance)	2,736	88,209
Cabela’s, Inc.* (Retail)	2,052	132,888
Cadence Design Systems, Inc.* (Computers)	12,312	178,279
Camden Property Trust (REIT)	1,824	126,111
CARBO Ceramics, Inc. (Oil & Gas Services)	456	30,748
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,596	99,447
Carpenter Technology Corp. (Iron/Steel)	1,368	61,656
Carter’s, Inc. (Apparel)	2,280	168,880
Cathay Bancorp, Inc. (Banks)	3,192	64,957
CBOE Holdings, Inc. (Diversified Financial Services)	2,280	106,339
Charles River Laboratories International, Inc.* (Biotechnology)	2,052	84,194
Chico’s FAS, Inc. (Retail)	7,068	120,580
Church & Dwight, Inc. (Household Products/Wares)	3,420	211,048
Ciena Corp.* (Telecommunications)	4,332	84,127
Cimarex Energy Co. (Oil & Gas)	1,596	103,724
Cinemark Holdings, Inc. (Entertainment)	4,332	120,950
City National Corp. (Banks)	2,052	130,035
Clarcor, Inc. (Miscellaneous Manufacturing)	912	47,616
Clean Harbors, Inc.* (Environmental Control)	2,280	115,209
CommVault Systems, Inc.* (Software)	1,824	138,423
Compass Minerals International, Inc. (Mining)	684	57,819
Concur Technologies, Inc.* (Software)	2,052	166,992
Copart, Inc.* (Retail)	4,560	140,448
CoreLogic, Inc.* (Commercial Services)	4,104	95,090
Corporate Office Properties Trust (REIT)	1,596	40,698
Corrections Corp. of America (REIT)	5,016	169,892
Covance, Inc.* (Healthcare-Services)	1,368	104,160
Cree, Inc.* (Semiconductors)	5,016	320,321
CST Brands, Inc.* (Retail)	1,368	42,148
Cypress Semiconductor Corp. (Semiconductors)	2,736	29,357
Cytec Industries, Inc. (Chemicals)	1,140	83,505
Deluxe Corp. (Commercial Services)	912	31,601
Dick’s Sporting Goods, Inc. (Retail)	4,332	216,860
Domino’s Pizza, Inc. (Retail)	1,596	92,807
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,648	130,087
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,596	95,728
Dril-Quip, Inc.* (Oil & Gas Services)	684	61,758
Duke Realty Corp. (REIT)	6,384	99,527
Eagle Materials, Inc. (Building Materials)	2,052	135,986

See accompanying notes to financial statements.

66 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Eaton Vance Corp. (Diversified Financial Services)	5,244	$197,122
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,508	92,269
Equinix, Inc.* (Internet)	2,052	379,045
Equity One, Inc. (REIT)	1,140	25,798
Essex Property Trust, Inc. (REIT)	912	144,935
Extra Space Storage, Inc. (REIT)	4,560	191,201
FactSet Research Systems, Inc. (Media)	912	92,969
Fair Isaac Corp. (Software)	1,596	73,145
Federal Realty Investment Trust (REIT)	1,596	165,473
Fidelity National Title Group, Inc.—Class A (Insurance)	5,016	119,431
First American Financial Corp. (Insurance)	4,788	105,528
First Horizon National Corp. (Banks)	5,244	58,733
Flowers Foods, Inc. (Food)	3,648	80,438
Foot Locker, Inc. (Retail)	6,612	232,280
Fortune Brands Home & Security, Inc. (Building Materials)	7,068	273,815
Fulton Financial Corp. (Banks)	4,788	54,966
Gartner Group, Inc.* (Commercial Services)	4,104	233,887
Genesee & Wyoming, Inc.—Class A* (Transportation)	1,368	116,061
Gentex Corp. (Electronics)	6,156	141,896
Global Payments, Inc. (Commercial Services)	1,824	84,488
Graco, Inc. (Machinery-Diversified)	2,736	172,943
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,420	256,705
Greenhill & Co., Inc. (Diversified Financial Services)	684	31,286
Hanesbrands, Inc. (Apparel)	4,332	222,751
Henry Schein, Inc.* (Healthcare-Products)	2,280	218,310
Herman Miller, Inc. (Office Furnishings)	1,140	30,860
Highwoods Properties, Inc. (REIT)	2,052	73,072
HMS Holdings Corp.* (Commercial Services)	3,876	90,311
HollyFrontier Corp. (Oil & Gas)	8,892	380,401
Hologic, Inc.* (Healthcare-Products)	6,156	118,811
Home Properties, Inc. (REIT)	912	59,617
HSN, Inc. (Retail)	1,596	85,737
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,368	135,432
IDEX Corp. (Machinery-Diversified)	2,280	122,687
IDEXX Laboratories, Inc.* (Healthcare-Products)	2,280	204,698
Ingredion, Inc. (Food)	3,420	224,420
Integrated Device Technology, Inc.* (Semiconductors)	3,420	27,155
InterDigital, Inc. (Telecommunications)	1,824	81,442
Itron, Inc.* (Electronics)	1,824	77,392
ITT Corp. (Miscellaneous Manufacturing)	1,824	53,644
J.B. Hunt Transport Services, Inc. (Transportation)	3,876	280,002
Jack Henry & Associates, Inc. (Computers)	2,280	107,456
Jarden Corp.* (Household Products/Wares)	4,332	189,525
Jones Lang LaSalle, Inc. (Real Estate)	1,824	166,239
KB Home (Home Builders)	3,648	71,610
Kilroy Realty Corp. (REIT)	1,596	84,604
Kirby Corp.* (Transportation)	1,368	108,811
Lamar Advertising Co.—Class A* (Advertising)	2,508	108,847
Lancaster Colony Corp. (Food)	456	35,563
Landstar System, Inc. (Transportation)	1,140	58,710
Lender Processing Services, Inc. (Commercial Services)	1,824	59,006
Lennox International, Inc. (Building Materials)	2,052	132,436
Life Time Fitness, Inc.* (Leisure Time)	912	45,700
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,648	208,921
LKQ Corp.* (Distribution/Wholesale)	12,996	334,647
Louisiana-Pacific Corp.* (Building Materials)	6,156	91,047
M.D.C. Holdings, Inc. (Home Builders)	1,596	51,886
Mallinckrodt PLC* (Pharmaceuticals)	2,508	113,938
Martin Marietta Materials (Building Materials)	912	89,759
Masimo Corp. (Healthcare-Products)	1,140	24,168
Mednax, Inc.* (Healthcare-Services)	1,140	104,401
Mentor Graphics Corp. (Computers)	4,104	80,233
Mettler Toledo International, Inc.* (Electronics)	1,368	275,242
Micros Systems, Inc.* (Computers)	1,596	68,867
Mine Safety Appliances Co. (Environmental Control)	684	31,840
Mohawk Industries, Inc.* (Textiles)	1,596	179,534
MSC Industrial Direct Co.—Class A (Retail)	2,052	158,948
MSCI, Inc.—Class A* (Software)	3,192	106,198
National Instruments Corp. (Electronics)	4,104	114,666
National Retail Properties, Inc. (REIT)	2,508	86,275
NCR Corp.* (Computers)	4,788	157,956
NeuStar, Inc.—Class A* (Telecommunications)	2,964	144,288
NewMarket Corp. (Chemicals)	456	119,727
Nordson Corp. (Machinery-Diversified)	2,508	173,829
NVR, Inc.* (Home Builders)	228	210,216
Oceaneering International, Inc. (Oil & Gas Services)	2,736	197,539
Office Depot, Inc.* (Retail)	6,612	25,588
Oil States International, Inc.* (Oil & Gas Services)	1,368	126,732
OMEGA Healthcare Investors, Inc. (REIT)	5,016	155,596
Packaging Corp. of America (Packaging & Containers)	4,332	212,094
Panera Bread Co.—Class A* (Retail)	1,140	211,972
Patterson-UTI Energy, Inc. (Oil & Gas)	3,192	61,781
Plantronics, Inc. (Telecommunications)	1,140	50,069
PNM Resources, Inc. (Electric)	1,824	40,475
Polaris Industries, Inc. (Leisure Time)	2,736	259,920
Potlatch Corp. (REIT)	912	36,881
PTC, Inc.* (Software)	2,280	55,928
Rackspace Hosting, Inc.* (Internet)	4,788	181,417
Raymond James Financial Corp. (Diversified Financial Services)	2,736	117,593
Rayonier, Inc. (REIT)	3,420	189,434
Realty Income Corp. (REIT)	4,788	200,713
Regal-Beloit Corp. (Hand/Machine Tools)	1,140	73,918
Regency Centers Corp. (REIT)	2,280	115,847
ResMed, Inc. (Healthcare-Products)	6,156	277,820
RF Micro Devices, Inc.* (Telecommunications)	5,472	29,275
Riverbed Technology, Inc.* (Computers)	7,068	109,978
Rollins, Inc. (Commercial Services)	1,596	41,336
Rosetta Resources, Inc.* (Oil & Gas)	1,596	67,862
Royal Gold, Inc. (Mining)	2,736	115,130
RPM, Inc. (Chemicals)	2,736	87,388
SEI Investments Co. (Commercial Services)	3,420	97,231
Semtech Corp.* (Semiconductors)	2,964	103,829
Senior Housing Properties Trust (REIT)	4,104	106,417
Service Corp. International (Commercial Services)	9,120	164,434
Signature Bank* (Banks)	2,052	170,357
Signet Jewelers, Ltd. (Retail)	1,596	107,618
Silgan Holdings, Inc. (Packaging & Containers)	912	42,828
Silicon Laboratories, Inc.* (Semiconductors)	912	37,766
Skyworks Solutions, Inc.* (Semiconductors)	8,208	179,673
SM Energy Co. (Oil & Gas)	1,596	95,728

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 67

Common Stocks, continued

	Shares	Value
Solarwinds, Inc.* (Software)	2,736	$106,184
Solera Holdings, Inc. (Software)	1,824	101,506
Sotheby’s—Class A (Commercial Services)	2,052	77,791
SUPERVALU, Inc.* (Food)	3,876	24,109
SVB Financial Group* (Banks)	2,052	170,973
Synopsys, Inc.* (Computers)	3,648	130,416
Synovus Financial Corp. (Banks)	34,428	100,530
Taubman Centers, Inc. (REIT)	1,596	119,939
Techne Corp. (Healthcare-Products)	684	47,251
Tempur-Pedic International, Inc.* (Home Furnishings)	1,596	70,064
Terex Corp.* (Machinery-Construction & Mining)	4,788	125,924
The Cheesecake Factory, Inc. (Retail)	1,140	47,755
The Cooper Cos., Inc. (Healthcare-Products)	2,052	244,291
The Corporate Executive Board Co. (Commercial Services)	912	57,657
The Timken Co. (Metal Fabricate/Hardware)	3,420	192,478
The Valspar Corp. (Chemicals)	3,648	235,917
Thor Industries, Inc. (Home Builders)	1,824	89,704
Thoratec Corp.* (Healthcare-Products)	2,508	78,525
Tibco Software, Inc.* (Internet)	6,840	146,376
Toll Brothers, Inc.* (Home Builders)	6,612	215,750
Tootsie Roll Industries, Inc. (Food)	456	14,492
Tractor Supply Co. (Retail)	2,964	348,597
Trimble Navigation, Ltd.* (Electronics)	11,172	290,584
Triumph Group, Inc. (Aerospace/Defense)	1,368	108,277
Tupperware Corp. (Household Products/Wares)	1,368	106,280
tw telecom, Inc.* (Telecommunications)	6,612	186,062
UDR, Inc. (REIT)	4,560	116,234
Under Armour, Inc.—Class A* (Apparel)	3,420	204,208
United Natural Foods, Inc.* (Food)	1,140	61,549
United Rentals, Inc.* (Commercial Services)	2,736	136,554
United Therapeutics Corp.* (Biotechnology)	2,052	135,063
Valmont Industries, Inc. (Metal Fabricate/Hardware)	912	130,498
ValueClick, Inc.* (Internet)	3,192	78,779
VeriFone Systems, Inc.* (Software)	2,280	38,327
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,576	764,834
Wabtec Corp. (Machinery-Diversified)	4,104	219,276
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,648	158,688
Washington Federal, Inc. (Savings & Loans)	4,560	86,093
Waste Connections, Inc. (Environmental Control)	2,736	112,559
Watsco, Inc. (Distribution/Wholesale)	684	57,429
Webster Financial Corp. (Banks)	2,052	52,695
Weingarten Realty Investors (REIT)	2,280	70,156
WEX, Inc.* (Commercial Services)	1,596	122,413
Whitewave Foods Co.* (Food)	2,964	48,165
Williams-Sonoma, Inc. (Retail)	3,648	203,887
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,280	72,299
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,368	59,426
TOTAL COMMON STOCKS (Cost $18,153,545)		28,898,423

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $88,000	$88,000	$88,000
TOTAL REPURCHASE AGREEMENTS (Cost $88,000)		88,000
TOTAL INVESTMENT SECURITIES (Cost $18,241,545)—101.2%		28,986,423
Net other assets (liabilities)—(1.2)%		(341,306)
NET ASSETS—100.0%		$28,645,117

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$108,847	0.4%
Aerospace/Defense	395,922	1.4%
Airlines	154,128	0.5%
Apparel	595,839	2.1%
Banks	803,246	2.8%
Beverages	256,705	0.9%
Biotechnology	984,091	3.4%
Building Materials	723,043	2.5%
Chemicals	801,824	2.8%
Commercial Services	1,663,271	5.9%
Computers	1,013,351	3.5%
Distribution/Wholesale	392,076	1.4%
Diversified Financial Services	984,812	3.4%
Electric	40,475	0.1%
Electrical Components & Equipment	665,167	2.3%
Electronics	899,779	3.1%
Entertainment	210,996	0.7%
Environmental Control	259,608	0.9%
Food	488,736	1.7%
Hand/Machine Tools	282,839	1.0%
Healthcare-Products	1,213,874	4.2%
Healthcare-Services	208,561	0.7%
Home Builders	639,166	2.2%
Home Furnishings	70,064	0.2%
Household Products/Wares	506,853	1.8%
Insurance	617,454	2.2%
Internet	835,522	2.9%
Iron/Steel	61,656	0.2%
Leisure Time	305,620	1.1%
Machinery-Construction & Mining	125,924	0.4%
Machinery-Diversified	748,161	2.6%
Media	257,018	0.9%
Metal Fabricate/Hardware	395,274	1.4%
Mining	172,949	0.6%
Miscellaneous Manufacturing	330,794	1.2%
Office Furnishings	30,860	0.1%
Oil & Gas	709,495	2.5%
Oil & Gas Services	512,505	1.8%

See accompanying notes to financial statements.

68 :: ProFund VP Mid-Cap Growth :: Financial Statements

	Value	% of Net Assets
Packaging & Containers	$254,922	0.9%
Pharmaceuticals	206,208	0.7%
Real Estate	166,239	0.6%
REIT	2,539,553	9.0%
Retail	2,733,128	9.6%
Savings & Loans	86,093	0.3%
Semiconductors	835,517	2.9%
Software	1,192,000	4.2%
Telecommunications	575,262	2.0%
Textiles	179,534	0.6%
Transportation	563,584	2.0%
Water	99,878	0.3%
Other**	(253,306)	(0.9)%
Total	$28,645,117	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 69

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$18,241,545
Securities, at value	28,898,423
Repurchase agreements, at value	88,000
Total Investment Securities, at value	28,986,423
Cash	240
Dividends and interest receivable	19,241
Receivable for capital shares issued	7,570
Receivable for investments sold	12,902
Prepaid expenses	562
TOTAL ASSETS	29,026,938

LIABILITIES:
Payable for investments purchased	113,952
Payable for capital shares redeemed	204,921
Advisory fees payable	15,079
Management services fees payable	2,010
Administration fees payable	1,064
Administrative services fees payable	9,498
Distribution fees payable	7,145
Trustee fees payable	10
Transfer agency fees payable	3,622
Fund accounting fees payable	2,351
Compliance services fees payable	279
Other accrued expenses	21,890
TOTAL LIABILITIES	381,821
NET ASSETS	$28,645,117

NET ASSETS CONSIST OF:
Capital	$20,819,897
Accumulated net investment income (loss)	(72,529)
Accumulated net realized gains (losses) on investments	(2,847,129)
Net unrealized appreciation (depreciation) on investments	10,744,878
NET ASSETS	$28,645,117

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	665,120
Net Asset Value (offering and redemption price per share)	$43.07

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$196,102
Interest	10
TOTAL INVESTMENT INCOME	196,112

EXPENSES:
Advisory fees	119,267
Management services fees	15,902
Administration fees	7,212
Transfer agency fees	11,524
Administrative services fees	54,355
Distribution fees	39,756
Custody fees	13,472
Fund accounting fees	15,817
Trustee fees	459
Compliance services fees	202
Other fees	12,947
Total Gross Expenses before reductions	290,913
Less Expenses reduced by the Advisor	(23,754)
TOTAL NET EXPENSES	267,159
NET INVESTMENT INCOME (LOSS)	(71,047)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,528,342
Change in net unrealized appreciation/depreciation on investments	2,148,781
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,677,123

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,606,076

See accompanying notes to financial statements.

70 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(71,047)	$(203,614)
Net realized gains (losses) on investments	1,528,342	4,685,298
Change in net unrealized appreciation/depreciation on investments	2,148,781	(394,631)
Change in net assets resulting from operations	3,606,076	4,087,053

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,226,056	60,276,287
Value of shares redeemed	(22,411,147)	(66,687,539)
Change in net assets resulting from capital transactions	(5,185,091)	(6,411,252)
Change in net assets	(1,579,015)	(2,324,199)

NET ASSETS:
Beginning of period	30,224,132	32,548,331
End of period	$28,645,117	$30,224,132
Accumulated net investment income (loss)	$(72,529)	$(1,482)

SHARE TRANSACTIONS:
Issued	410,008	1,628,488
Redeemed	(533,386)	(1,819,790)
Change in shares	(123,378)	(191,302)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 71

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$38.33		$33.22	$34.21	$26.64	$19.26	$35.14

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.24)	(0.35)	(0.26)	(0.17)	(0.32)
Net realized and unrealized gains (losses) on investments	4.83		5.35	(0.64)	7.83	7.55	(12.23)
Total income (loss) from investment activities	4.74		5.11	(0.99)	7.57	7.38	(12.55)

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	—	(3.33)

Net Asset Value, End of Period	$43.07		$38.33	$33.22	$34.21	$26.64	$19.26

Total Return	12.37	%(b)	15.38%	(2.89)%	28.42%	38.32%	(38.81)%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.87%	1.81%	1.83%	1.85%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(0.45)%		(0.65)%	(0.99)%	(0.87)%	(0.76)%	(1.04)%

Supplemental Data:
Net assets, end of period (000’s)	$28,645		$30,224	$32,548	$74,427	$44,679	$19,285
Portfolio turnover rate(d)	50	%(b)	212%	348%	452%	373%	427%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

72 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ProAssurance Corp.	1.1%
Centene Corp.	1.0%
EMCOR Group, Inc.	0.9%
Piedmont Natural Gas Co., Inc.	0.8%
TreeHouse Foods, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	22%
Industrial	19%
Consumer, Cyclical	16%
Consumer, Non-cyclical	15%
Technology	8%
Utilities	7%
Basic Materials	5%
Energy	5%
Communications	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,815	$28,604
AAON, Inc. (Building Materials)	990	32,749
AAR Corp. (Aerospace/Defense)	4,290	94,294
ABIOMED, Inc.* (Healthcare-Products)	1,485	32,017
ABM Industries, Inc. (Commercial Services)	5,445	133,457
Acadia Realty Trust (REIT)	2,475	61,108
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,475	81,601
Aegion Corp.* (Engineering & Construction)	2,310	51,998
Aerovironment, Inc.* (Aerospace/Defense)	1,980	39,956
Affymetrix, Inc.* (Healthcare-Products)	7,590	33,700
Agilysys, Inc.* (Computers)	825	9,314
AK Steel Holding Corp.* (Iron/Steel)	8,745	26,585
Albany International Corp.—Class A (Machinery-Diversified)	3,135	103,392
ALLETE, Inc. (Electric)	3,795	189,181
Alliance One International, Inc.* (Agriculture)	8,910	33,858
Almost Family, Inc. (Healthcare-Services)	825	15,675
AMCOL International Corp. (Mining)	1,815	57,517
Amedisys, Inc.* (Healthcare-Services)	3,465	40,263
American Greetings Corp.—Class A (Household Products/Wares)	3,465	63,132
American Science & Engineering, Inc. (Electronics)	495	27,720
American States Water Co. (Water)	990	53,133
Amerisafe, Inc. (Insurance)	1,980	64,132
AMN Healthcare Services, Inc.* (Commercial Services)	2,145	30,716
AmSurg Corp.* (Healthcare-Services)	3,465	121,622
Anixter International, Inc.* (Telecommunications)	2,970	225,156
Apogee Enterprises, Inc. (Building Materials)	1,485	35,640
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,310	111,642
Approach Resources, Inc.* (Oil & Gas)	1,650	40,541
Arbitron, Inc. (Commercial Services)	1,485	68,978
Arkansas Best Corp. (Transportation)	2,640	60,588
Associated Estates Realty Corp. (REIT)	3,465	55,717
Astec Industries, Inc. (Machinery-Construction & Mining)	2,310	79,210
Atlantic Tele-Network, Inc. (Telecommunications)	495	24,582
Atlas Air Worldwide Holdings, Inc.* (Transportation)	2,805	122,747
ATMI, Inc.* (Semiconductors)	1,650	39,023
Avid Technology, Inc.* (Software)	3,300	19,404
Avista Corp. (Electric)	6,435	173,874
B&G Foods, Inc.—Class A (Food)	2,145	73,037
Balchem Corp. (Chemicals)	1,485	66,454
Bank Mutual Corp. (Savings & Loans)	4,620	26,057
Banner Corp. (Banks)	1,815	61,329
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,115	153,399
Basic Energy Services, Inc.* (Oil & Gas Services)	2,970	35,907
Bel Fuse, Inc.—Class B (Electronics)	1,155	15,535
Belden, Inc. (Electrical Components & Equipment)	2,145	107,099
Benchmark Electronics, Inc.* (Electronics)	5,940	119,394
Big 5 Sporting Goods Corp. (Retail)	1,815	39,839
Biglari Holdings, Inc.* (Retail)	165	67,716
BJ’s Restaurants, Inc.* (Retail)	1,485	55,094
Black Box Corp. (Telecommunications)	1,815	45,956
Blackbaud, Inc. (Software)	2,475	80,611
Blue Nile, Inc.* (Internet)	495	18,701
Blyth, Inc. (Household Products/Wares)	1,155	16,124
Bottomline Technologies, Inc.* (Software)	1,650	41,729
Boyd Gaming Corp.* (Lodging)	6,105	68,987
Brady Corp.—Class A (Electronics)	2,970	91,268
Briggs & Stratton Corp. (Machinery-Diversified)	5,115	101,277
Bristow Group, Inc. (Transportation)	3,960	258,667
Brookline Bancorp, Inc. (Savings & Loans)	2,970	25,780
Brooks Automation, Inc. (Semiconductors)	7,095	69,034
Brown Shoe Co., Inc. (Retail)	2,310	49,734
Buckeye Technologies, Inc. (Forest Products & Paper)	4,125	152,790
C&J Energy Services, Inc.* (Oil & Gas Services)	1,155	22,372
Cabot Microelectronics Corp.* (Semiconductors)	1,320	43,573
CACI International, Inc.—Class A* (Computers)	2,475	157,138

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 73

Common Stocks, continued

	Shares	Value
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,145	$22,523
Calavo Growers, Inc. (Food)	825	22,432
Calgon Carbon Corp.* (Environmental Control)	3,465	57,796
Callaway Golf Co. (Leisure Time)	4,455	29,314
Cal-Maine Foods, Inc. (Food)	660	30,697
Capella Education Co.* (Commercial Services)	1,155	48,106
Cardtronics, Inc.* (Commercial Services)	2,145	59,202
Career Education Corp.* (Commercial Services)	5,445	15,791
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,815	51,419
Casey’s General Stores, Inc. (Retail)	4,125	248,160
Cash America International, Inc. (Retail)	3,135	142,517
Cbeyond, Inc.* (Telecommunications)	3,300	25,872
CDI Corp. (Commercial Services)	1,485	21,028
CEC Entertainment, Inc. (Retail)	1,815	74,488
Cedar Realty Trust, Inc. (REIT)	3,300	17,094
Centene Corp.* (Healthcare-Services)	5,940	311,612
Central Garden & Pet Co.—Class A* (Household Products/Wares)	4,455	30,740
Century Aluminum Co.* (Mining)	5,610	52,061
CEVA, Inc.* (Semiconductors)	1,485	28,750
Checkpoint Systems, Inc.* (Electronics)	4,455	63,216
Chemed Corp. (Commercial Services)	825	59,755
Christopher & Banks Corp.* (Retail)	1,650	11,121
CIBER, Inc.* (Computers)	7,260	24,248
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,815	92,310
City Holding Co. (Banks)	990	38,561
Clearwater Paper Corp.* (Forest Products & Paper)	2,310	108,709
Cloud Peak Energy, Inc.* (Coal)	6,600	108,768
Coherent, Inc. (Electronics)	990	54,519
Cohu, Inc. (Semiconductors)	2,475	30,938
Colonial Properties Trust (REIT)	5,280	127,354
Columbia Banking System, Inc. (Banks)	2,640	62,858
Comfort Systems USA, Inc. (Building Materials)	3,960	59,083
Community Bank System, Inc. (Banks)	4,290	132,347
Computer Programs & Systems, Inc. (Software)	495	24,324
comScore, Inc.* (Internet)	1,815	44,268
Comstock Resources, Inc. (Oil & Gas)	2,970	46,718
Comtech Telecommunications Corp. (Telecommunications)	1,815	48,805
CONMED Corp. (Healthcare-Products)	2,970	92,783
Consolidated Graphics, Inc.* (Commercial Services)	825	38,783
Contango Oil & Gas Co. (Oil & Gas)	1,320	44,550
Corinthian Colleges, Inc.* (Commercial Services)	8,415	18,850
CorVel Corp.* (Commercial Services)	660	19,318
Cousins Properties, Inc. (REIT)	5,445	54,995
Cracker Barrel Old Country Store, Inc. (Retail)	2,640	249,901
Crocs, Inc.* (Apparel)	3,630	59,895
Cross Country Healthcare, Inc.* (Commercial Services)	3,300	17,028
CryoLife, Inc. (Healthcare-Products)	1,650	10,329
CSG Systems International, Inc.* (Software)	1,650	35,805
CTS Corp. (Electronics)	3,630	49,513
Cubic Corp. (Aerospace/Defense)	1,155	55,556
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,805	135,482
Curtiss-Wright Corp. (Aerospace/Defense)	5,115	189,562
CVB Financial Corp. (Banks)	6,105	71,795
Daktronics, Inc. (Electronics)	2,475	25,394
Diamond Foods, Inc.* (Food)	2,475	51,356
DiamondRock Hospitality Co. (REIT)	21,120	196,838
Digi International, Inc.* (Software)	2,805	26,283
Digital Generation, Inc.* (Media)	1,320	9,728
Digital River, Inc.* (Internet)	3,795	71,232
Dime Community Bancshares, Inc. (Savings & Loans)	1,320	20,222
DineEquity, Inc. (Retail)	990	68,181
Diodes, Inc.* (Semiconductors)	1,485	38,565
DSP Group, Inc.* (Semiconductors)	2,310	19,196
DTS, Inc.* (Home Furnishings)	1,320	27,166
Dycom Industries, Inc.* (Engineering & Construction)	3,630	83,998
E.W. Scripps Co.—Class A* (Media)	3,135	48,843
EastGroup Properties, Inc. (REIT)	1,485	83,561
Ebix, Inc. (Software)	1,815	16,807
El Paso Electric Co. (Electric)	4,290	151,480
Electro Scientific Industries, Inc. (Electronics)	1,320	14,203
EMCOR Group, Inc. (Engineering & Construction)	7,260	295,119
Emergent Biosolutions, Inc.* (Biotechnology)	2,805	40,448
Employers Holdings, Inc. (Insurance)	1,980	48,411
Encore Wire Corp. (Electrical Components & Equipment)	825	28,133
EnerSys (Electrical Components & Equipment)	2,145	105,191
Engility Holdings, Inc.* (Engineering & Construction)	1,815	51,582
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	990	50,252
EPIQ Systems, Inc. (Software)	3,465	46,674
EPR Properties (REIT)	5,115	257,131
Era Group, Inc.* (Transportation)	1,980	51,777
ESCO Technologies, Inc. (Electronics)	1,485	48,084
Exponent, Inc. (Engineering & Construction)	660	39,013
Exterran Holdings, Inc.* (Oil & Gas Services)	3,795	106,715
EZCORP, Inc.—Class A* (Retail)	5,115	86,341
FARO Technologies, Inc.* (Electronics)	825	27,902
Federal Signal Corp.* (Miscellaneous Manufacturing)	6,765	59,194
Fifth & Pacific Cos., Inc.* (Retail)	6,765	151,130
Financial Engines, Inc. (Diversified Financial Services)	2,145	97,790
First Bancorp* (Banks)	7,590	53,737
First Financial Bancorp (Banks)	6,270	93,423
First Financial Bankshares, Inc. (Banks)	1,485	82,655
First Midwest Bancorp, Inc. (Banks)	4,455	61,123
Forest Oil Corp.* (Oil & Gas)	6,600	26,994
Forestar Group, Inc.* (Real Estate)	3,795	76,128
Forrester Research, Inc. (Commercial Services)	825	30,269
Forward Air Corp. (Transportation)	1,155	44,213
Franklin Street Properties Corp. (REIT)	9,405	124,146
Fred’s, Inc.—Class A (Retail)	3,630	56,229
G & K Services, Inc.—Class A (Textiles)	2,145	102,102
GenCorp, Inc.* (Aerospace/Defense)	2,475	40,244
General Communication, Inc.—Class A* (Telecommunications)	1,320	10,336
Genesco, Inc.* (Retail)	2,640	176,853
Gentiva Health Services, Inc.* (Healthcare-Services)	3,135	31,225
Getty Realty Corp. (REIT)	1,650	34,073
Gibraltar Industries, Inc.* (Building Materials)	3,135	45,646
Glacier Bancorp, Inc. (Banks)	4,785	106,179
Glatfelter (Forest Products & Paper)	4,620	115,962
Government Properties Income Trust (REIT)	3,630	91,549
Griffon Corp. (Building Materials)	4,785	53,831
Group 1 Automotive, Inc. (Retail)	2,310	148,602
GT Advanced Technologies, Inc.* (Semiconductors)	12,870	53,411

See accompanying notes to financial statements.

74 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,485	$28,438
Hanmi Financial Corp.* (Banks)	3,465	61,227
Harmonic, Inc.* (Telecommunications)	12,210	77,534
Harte-Hanks, Inc. (Advertising)	4,620	39,732
Haverty Furniture Cos., Inc. (Retail)	1,155	26,577
Hawkins, Inc. (Chemicals)	495	19,498
Haynes International, Inc. (Metal Fabricate/Hardware)	1,320	63,188
Healthcare Realty Trust, Inc. (REIT)	4,455	113,603
Healthways, Inc.* (Healthcare-Services)	1,650	28,677
Heartland Express, Inc. (Transportation)	2,640	36,617
Heartland Payment Systems, Inc. (Commercial Services)	1,485	55,317
Heidrick & Struggles International, Inc. (Commercial Services)	1,815	30,347
Helen of Troy, Ltd.* (Household Products/Wares)	1,650	63,311
Higher One Holdings, Inc.* (Diversified Financial Services)	2,145	24,968
Hillenbrand, Inc. (Miscellaneous Manufacturing)	3,795	89,979
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	1,155	38,346
Horace Mann Educators Corp. (Insurance)	4,290	104,590
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,465	185,377
Hub Group, Inc.—Class A* (Transportation)	1,815	66,102
Iconix Brand Group, Inc.* (Apparel)	3,135	92,200
II-VI, Inc.* (Electronics)	2,145	34,878
Independent Bank Corp. (Banks)	1,485	51,233
Infinity Property & Casualty Corp. (Insurance)	1,320	78,883
Inland Real Estate Corp. (REIT)	4,785	48,903
Innophos Holdings, Inc. (Chemicals)	2,310	108,963
Insight Enterprises, Inc.* (Computers)	4,620	81,959
Insperity, Inc. (Commercial Services)	2,310	69,993
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	990	36,264
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,455	71,146
Interface, Inc. (Office Furnishings)	2,310	39,201
Intermec, Inc.* (Machinery-Diversified)	2,805	27,574
Intevac, Inc.* (Machinery-Diversified)	2,640	14,942
Invacare Corp. (Healthcare-Products)	3,135	45,019
Investment Technology Group, Inc.* (Diversified Financial Services)	3,960	55,361
ION Geophysical Corp.* (Oil & Gas Services)	7,095	42,712
IPC The Hospitalist Co.* (Healthcare-Services)	990	50,846
ITT Educational Services, Inc.* (Commercial Services)	1,650	40,260
J & J Snack Foods Corp. (Food)	660	51,348
j2 Global, Inc. (Computers)	1,980	84,170
Jack in the Box, Inc.* (Retail)	2,970	116,691
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,310	25,988
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,135	65,866
Jos. A. Bank Clothiers, Inc.* (Retail)	2,970	122,720
Kaiser Aluminum Corp. (Mining)	1,815	112,421
Kaman Corp.—Class A (Aerospace/Defense)	1,815	62,726
KapStone Paper & Packaging Corp. (Forest Products & Paper)	4,125	165,743
Kaydon Corp. (Metal Fabricate/Hardware)	2,145	59,095
Kelly Services, Inc.—Class A (Commercial Services)	2,970	51,886
Kindred Healthcare, Inc.* (Healthcare-Services)	5,775	75,826
Kirkland’s, Inc.* (Retail)	1,650	28,463
Kite Realty Group Trust (REIT)	9,240	55,717
Knight Transportation, Inc. (Transportation)	3,135	52,731
Kopin Corp.* (Semiconductors)	4,290	15,916
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,320	50,397
Korn/Ferry International* (Commercial Services)	5,280	98,947
Kraton Performance Polymers, Inc.* (Chemicals)	3,465	73,458
Laclede Group, Inc. (Gas)	3,300	150,678
LaSalle Hotel Properties (REIT)	10,230	252,681
La-Z-Boy, Inc. (Home Furnishings)	2,310	46,823
Lexington Realty Trust (REIT)	11,550	134,904
LHC Group, Inc.* (Healthcare-Services)	1,650	32,307
Lincoln Educational Services Corp. (Commercial Services)	2,475	13,043
Lithia Motors, Inc.—Class A (Retail)	1,155	61,573
Live Nation, Inc.* (Commercial Services)	15,510	240,404
LogMeIn, Inc.* (Telecommunications)	1,485	36,323
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,320	40,141
LTC Properties, Inc. (REIT)	1,815	70,876
Lufkin Industries, Inc. (Oil & Gas Services)	1,815	160,573
Lumos Networks Corp. (Telecommunications)	825	14,108
Magellan Health Services, Inc.* (Healthcare-Services)	2,970	166,558
Maidenform Brands, Inc.* (Apparel)	2,475	42,892
Marcus Corp. (Lodging)	1,980	25,186
MarineMax, Inc.* (Retail)	2,640	29,911
Marriott Vacations Worldwide Corp.* (Entertainment)	1,485	64,211
Materion Corp. (Mining)	2,145	58,108
Matrix Service Co.* (Oil & Gas Services)	2,805	43,702
MB Financial, Inc. (Banks)	2,640	70,752
Meadowbrook Insurance Group, Inc. (Insurance)	5,115	41,073
Medical Properties Trust, Inc. (REIT)	8,745	125,228
Mercury Computer Systems, Inc.* (Computers)	3,465	31,947
Meridian Bioscience, Inc. (Healthcare-Products)	1,980	42,570
Merit Medical Systems, Inc.* (Healthcare-Products)	2,640	29,436
Methode Electronics, Inc. (Electronics)	3,795	64,553
Micrel, Inc. (Semiconductors)	2,640	26,083
MicroStrategy, Inc.—Class A* (Software)	495	43,045
Mid-America Apartment Communities, Inc. (REIT)	2,310	156,549
MKS Instruments, Inc. (Semiconductors)	2,970	78,824
Mobile Mini, Inc.* (Storage/Warehousing)	4,125	136,744
Molina Healthcare, Inc.* (Healthcare-Services)	3,135	116,559
Monarch Casino & Resort, Inc.* (Lodging)	990	16,691
Monotype Imaging Holdings, Inc. (Software)	1,650	41,927
Monro Muffler Brake, Inc. (Commercial Services)	1,815	87,211
Moog, Inc.—Class A* (Aerospace/Defense)	4,950	255,074
MTS Systems Corp. (Computers)	495	28,017
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,155	58,247
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,650	24,767
Nash Finch Co. (Food)	1,320	29,053
National Financial Partners Corp.* (Diversified Financial Services)	4,212	106,606
National Presto Industries, Inc. (Aerospace/Defense)	495	35,655
Natus Medical, Inc.* (Healthcare-Products)	1,155	15,766
Navigant Consulting Co.* (Commercial Services)	5,445	65,340
NBT Bancorp, Inc. (Banks)	4,785	101,298
Neenah Paper, Inc. (Forest Products & Paper)	660	20,968
New Jersey Resources Corp. (Gas)	4,455	185,016
Newport Corp.* (Electronics)	4,290	59,760
Northwest Bancshares, Inc. (Savings & Loans)	10,065	135,978

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 75

Common Stocks, continued

	Shares	Value
Northwest Natural Gas Co. (Gas)	2,970	$126,166
NorthWestern Corp. (Electric)	4,125	164,588
NTELOS Holdings Corp. (Telecommunications)	1,650	27,159
Nutrisystem, Inc. (Internet)	3,135	36,930
NuVasive, Inc.* (Healthcare-Products)	4,785	118,619
OfficeMax, Inc. (Retail)	9,405	96,213
Old National Bancorp (Banks)	10,890	150,608
Olympic Steel, Inc. (Metal Fabricate/Hardware)	990	24,255
OM Group, Inc.* (Chemicals)	3,465	107,138
Omnicell, Inc.* (Software)	1,485	30,517
Oplink Communications, Inc.* (Telecommunications)	1,155	20,062
Orbital Sciences Corp.* (Aerospace/Defense)	6,435	111,776
Orion Marine Group, Inc.* (Engineering & Construction)	2,970	35,907
OSI Systems, Inc.* (Electronics)	660	42,517
Park Electrochemical Corp. (Electronics)	2,145	51,501
Parkway Properties, Inc. (REIT)	2,640	44,246
PC-Tel, Inc. (Internet)	990	8,395
PDC Energy, Inc.* (Oil & Gas)	1,980	101,930
Penn Virginia Corp.* (Oil & Gas)	5,940	27,918
Pennsylvania REIT (REIT)	2,640	49,843
Pericom Semiconductor Corp.* (Semiconductors)	2,310	16,447
Perry Ellis International, Inc. (Apparel)	1,320	26,809
PetMed Express, Inc. (Retail)	1,155	14,553
PetroQuest Energy, Inc.* (Oil & Gas)	2,805	11,108
PharMerica Corp.* (Pharmaceuticals)	3,135	43,451
Piedmont Natural Gas Co., Inc. (Gas)	8,085	272,787
Pinnacle Entertainment, Inc.* (Entertainment)	6,270	123,331
Pioneer Energy Services Corp.* (Oil & Gas Services)	6,600	43,692
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	660	20,863
Plexus Corp.* (Electronics)	3,630	108,501
Powell Industries, Inc.* (Electrical Components & Equipment)	990	51,134
Power Integrations, Inc. (Semiconductors)	1,485	60,232
ProAssurance Corp. (Insurance)	6,600	344,257
Progress Software Corp.* (Software)	3,630	83,526
Prospect Capital Corp. (Investment Companies)	9,735	105,138
Provident Financial Services, Inc. (Savings & Loans)	5,775	91,129
PS Business Parks, Inc. (REIT)	825	59,540
QLogic Corp.* (Semiconductors)	9,570	91,489
Quality Systems, Inc. (Software)	2,310	43,220
Quiksilver, Inc.* (Apparel)	13,530	87,133
QuinStreet, Inc.* (Internet)	2,805	24,207
RadiSys Corp.* (Computers)	2,475	11,905
Red Robin Gourmet Burgers, Inc.* (Retail)	1,320	72,838
Resources Connection, Inc. (Commercial Services)	1,815	21,054
RLI Corp. (Insurance)	1,815	138,684
Rofin-Sinar Technologies, Inc.* (Electronics)	1,815	45,266
Rogers Corp.* (Electronics)	660	31,231
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,300	91,444
Rubicon Technology, Inc.* (Semiconductors)	1,815	14,538
Ruby Tuesday, Inc.* (Retail)	6,105	56,349
S&T Bancorp, Inc. (Banks)	3,135	61,446
Safety Insurance Group, Inc. (Insurance)	1,320	64,033
Sanderson Farms, Inc. (Food)	2,145	142,471
Saul Centers, Inc. (REIT)	495	22,008
ScanSource, Inc.* (Distribution/Wholesale)	2,970	95,040
Schulman (A.), Inc. (Chemicals)	3,135	84,081
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,980	98,762
SEACOR Holdings, Inc. (Oil & Gas Services)	1,980	164,439
Selective Insurance Group, Inc. (Insurance)	5,940	136,739
Seneca Foods Corp.—Class A* (Food)	825	25,311
Sigma Designs, Inc.* (Semiconductors)	2,310	11,666
Simmons First National Corp.—Class A (Banks)	1,815	47,353
Simpson Manufacturing Co., Inc. (Building Materials)	2,310	67,960
Skechers U.S.A., Inc.—Class A* (Apparel)	4,125	99,041
SkyWest, Inc. (Airlines)	5,610	75,959
Smith Corp. (Miscellaneous Manufacturing)	4,125	149,655
Snyders-Lance, Inc. (Food)	5,280	150,005
Sonic Automotive, Inc.—Class A (Retail)	3,630	76,738
Sonic Corp.* (Retail)	2,805	40,841
South Jersey Industries, Inc. (Gas)	3,465	198,926
Southwest Gas Corp. (Gas)	4,950	231,611
Sovran Self Storage, Inc. (REIT)	1,320	85,523
Spartan Motors, Inc. (Auto Parts & Equipment)	3,300	20,196
Spartan Stores, Inc. (Food)	2,310	42,596
Stage Stores, Inc. (Retail)	1,320	31,020
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,145	73,660
Standard Pacific Corp.* (Home Builders)	5,280	43,982
Stein Mart, Inc. (Retail)	2,970	40,541
Stepan Co. (Chemicals)	1,980	110,107
Sterling Bancorp (Banks)	3,300	38,346
Stewart Information Services Corp. (Insurance)	2,145	56,178
Stifel Financial Corp.* (Diversified Financial Services)	6,435	229,535
Stillwater Mining Co.* (Mining)	5,115	54,935
Stone Energy Corp.* (Oil & Gas)	5,445	119,953
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,125	9,364
Super Micro Computer, Inc.* (Computers)	2,805	29,845
Superior Industries International, Inc. (Auto Parts & Equipment)	1,320	22,717
Supertex, Inc. (Semiconductors)	1,155	27,616
SurModics, Inc.* (Healthcare-Products)	495	9,905
Susquehanna Bancshares, Inc. (Banks)	9,240	118,734
Swift Energy Co.* (Oil & Gas)	4,620	55,394
SWS Group, Inc.* (Diversified Financial Services)	2,970	16,187
Sykes Enterprises, Inc.* (Computers)	4,290	67,610
Symmetricom, Inc.* (Telecommunications)	1,980	8,890
Symmetry Medical, Inc.* (Healthcare-Products)	3,960	33,343
Synaptics, Inc.* (Computers)	2,310	89,074
Synchronoss Technologies, Inc.* (Software)	1,485	45,842
SYNNEX Corp.* (Software)	2,805	118,595
Take-Two Interactive Software, Inc.* (Software)	4,620	69,161
Tanger Factory Outlet Centers, Inc. (REIT)	4,455	149,064
Tangoe, Inc.* (Software)	1,980	30,551
Taylor Capital Group, Inc.* (Banks)	330	5,574
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,475	191,441
TeleTech Holdings, Inc.* (Commercial Services)	2,310	54,123
Tennant Co. (Machinery-Diversified)	1,155	55,752
Tesco Corp.* (Oil & Gas Services)	2,640	34,980
Tessera Technologies, Inc. (Semiconductors)	5,610	116,688
TETRA Technologies, Inc.* (Oil & Gas Services)	8,415	86,338
TETRA Technologies, Inc.* (Environmental Control)	6,930	162,924
Texas Roadhouse, Inc.—Class A (Retail)	2,805	70,181
The Andersons, Inc. (Agriculture)	1,815	96,540
The Buckle, Inc. (Retail)	1,155	60,083
The Cato Corp.—Class A (Retail)	2,970	74,131

See accompanying notes to financial statements.

76 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
The Children’s Place Retail Stores, Inc.* (Retail)	2,475	$135,630
The Ensign Group, Inc. (Healthcare-Services)	1,980	69,736
The Finish Line, Inc.—Class A (Retail)	5,280	115,421
The Men’s Wearhouse, Inc. (Retail)	5,115	193,602
The Navigators Group, Inc.* (Insurance)	1,155	65,881
The Pep Boys-Manny, Moe & Jack* (Retail)	5,775	66,875
Titan International, Inc. (Auto Parts & Equipment)	2,640	44,537
Tompkins Financial Corp. (Banks)	1,320	59,651
Tower Group International, Ltd. (Insurance)	4,125	84,604
Tredegar Corp. (Miscellaneous Manufacturing)	990	25,443
TreeHouse Foods, Inc.* (Food)	3,960	259,539
TriQuint Semiconductor, Inc.* (Semiconductors)	17,655	122,348
True Religion Apparel, Inc. (Apparel)	2,640	83,582
TrueBlue, Inc.* (Commercial Services)	4,455	93,778
TrustCo Bank Corp. (Banks)	10,065	54,754
TTM Technologies, Inc.* (Electronics)	3,465	29,106
UIL Holdings Corp. (Electric)	5,445	208,270
UMB Financial Corp. (Banks)	1,980	110,227
Umpqua Holdings Corp. (Banks)	12,045	180,794
UniFirst Corp. (Textiles)	990	90,338
United Bankshares, Inc. (Banks)	4,950	130,928
United Community Banks, Inc.* (Banks)	4,950	61,479
United Fire Group, Inc. (Insurance)	2,310	57,357
United Online, Inc. (Internet)	9,900	75,042
United Stationers, Inc. (Distribution/Wholesale)	4,290	143,930
Universal Electronics, Inc.* (Home Furnishings)	1,650	46,415
Universal Forest Products, Inc. (Building Materials)	2,145	85,629
Universal Technical Institute, Inc. (Commercial Services)	2,310	23,862
UNS Energy Corp. (Electric)	4,455	199,272
Urstadt Biddle Properties—Class A (REIT)	1,485	29,952
USA Mobility, Inc. (Telecommunications)	2,310	31,346
Viad Corp. (Commercial Services)	2,145	52,595
ViaSat, Inc.* (Telecommunications)	2,805	200,445
Vicor Corp.* (Electrical Components & Equipment)	1,980	13,563
Virtusa Corp.* (Computers)	990	21,938
Volterra Semiconductor Corp.* (Semiconductors)	990	13,979
VOXX International Corp.* (Home Furnishings)	2,145	26,319
Wageworks, Inc.* (Diversified Financial Services)	1,320	45,474
Watts Water Technologies, Inc.—Class A (Electronics)	2,970	134,660
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,950	56,430
WD-40 Co. (Household Products/Wares)	660	35,956
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,320	92,743
Wintrust Financial Corp. (Banks)	2,145	82,111
Wolverine World Wide, Inc. (Apparel)	2,310	126,150
World Acceptance Corp.* (Diversified Financial Services)	660	57,380
Zale Corp.* (Retail)	1,485	13,514
Zep, Inc. (Chemicals)	2,475	39,179
Zumiez, Inc.* (Retail)	825	23,719
TOTAL COMMON STOCKS (Cost $23,606,132)		32,250,490

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.02%—0.05%, dated 6/28/13, due 7/1/13, total to be received $22,000	$22,000	$22,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,000)		22,000
TOTAL INVESTMENT SECURITIES (Cost $23,628,132)—100.2%		32,272,490
Net other assets (liabilities)—(0.2)%		(48,987)
NET ASSETS—100.0%		$32,223,503

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$39,732	0.1%
Aerospace/Defense	1,076,283	3.3%
Agriculture	130,398	0.4%
Airlines	75,959	0.2%
Apparel	617,702	1.9%
Auto Parts & Equipment	161,109	0.5%
Banks	2,150,520	6.8%
Biotechnology	175,930	0.5%
Building Materials	380,538	1.2%
Chemicals	608,878	1.9%
Coal	108,768	0.3%
Commercial Services	1,559,440	4.9%
Computers	637,166	2.0%
Distribution/Wholesale	238,970	0.7%
Diversified Financial Services	747,834	2.3%
Electric	1,086,665	3.4%
Electrical Components & Equipment	305,120	0.9%
Electronics	1,138,721	3.5%
Engineering & Construction	557,618	1.7%
Entertainment	187,542	0.6%
Environmental Control	220,721	0.7%
Food	877,845	2.7%
Forest Products & Paper	719,364	2.2%
Gas	1,165,184	3.6%
Healthcare-Products	592,494	1.8%
Healthcare-Services	1,060,905	3.3%
Home Builders	43,982	0.1%
Home Furnishings	146,723	0.5%
Household Products/Wares	209,263	0.6%
Insurance	1,284,822	4.0%
Internet	278,776	0.9%
Investment Companies	105,138	0.3%
Iron/Steel	26,585	0.1%
Leisure Time	29,314	0.1%
Lodging	110,864	0.3%
Machinery-Construction & Mining	79,210	0.2%
Machinery-Diversified	414,579	1.3%
Media	58,572	0.2%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 77

	Value	% of Net Assets
Metal Fabricate/Hardware	$417,143	1.3%
Mining	335,042	1.0%
Miscellaneous Manufacturing	800,059	2.5%
Office Furnishings	39,201	0.1%
Oil & Gas	526,525	1.6%
Oil & Gas Services	955,246	3.0%
Pharmaceuticals	81,797	0.3%
Real Estate	76,128	0.2%
REIT	2,502,201	7.9%
Retail	3,194,090	10.0%
Savings & Loans	299,166	0.9%
Semiconductors	918,316	2.8%
Software	798,021	2.5%
Storage/Warehousing	136,744	0.4%
Telecommunications	796,574	2.5%
Textiles	192,440	0.6%
Toys/Games/Hobbies	25,988	0.1%
Transportation	693,442	2.2%
Water	53,133	0.2%
Other**	(26,987)	(0.1)%
Total	$32,223,503	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

78 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$23,628,132
Securities, at value	32,250,490
Repurchase agreements, at value	22,000
Total Investment Securities, at value	32,272,490
Cash	2,817
Dividends and interest receivable	59,352
Receivable for capital shares issued	8,700
Receivable for investments sold	65,442
Prepaid expenses	546
TOTAL ASSETS	32,409,347

LIABILITIES:
Payable for investments purchased	29,019
Payable for capital shares redeemed	67,123
Advisory fees payable	15,884
Management services fees payable	2,118
Administration fees payable	1,231
Administrative services fees payable	14,169
Distribution fees payable	13,340
Trustee fees payable	12
Transfer agency fees payable	4,100
Fund accounting fees payable	2,719
Compliance services fees payable	301
Other accrued expenses	35,828
TOTAL LIABILITIES	185,844
NET ASSETS	$32,223,503

NET ASSETS CONSIST OF:
Capital	$34,210,874
Accumulated net investment income (loss)	(7,892)
Accumulated net realized gains (losses) on investments	(10,623,837)
Net unrealized appreciation (depreciation) on investments	8,644,358
NET ASSETS	$32,223,503

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	918,097
Net Asset Value (offering and redemption price per share)	$35.10

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$278,692
Interest	17
TOTAL INVESTMENT INCOME	278,709

EXPENSES:
Advisory fees	128,268
Management services fees	17,102
Administration fees	7,305
Transfer agency fees	11,700
Administrative services fees	50,689
Distribution fees	42,756
Custody fees	18,551
Fund accounting fees	16,660
Trustee fees	470
Compliance services fees	214
Other fees	26,304
Total Gross Expenses before reductions	320,019
Less Expenses reduced by the Advisor	(32,697)
TOTAL NET EXPENSES	287,322
NET INVESTMENT INCOME (LOSS)	(8,613)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	387,434
Change in net unrealized appreciation/depreciation on investments	4,173,551
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,560,985

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,552,372

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 79

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(8,613)	$82,889
Net realized gains (losses) on investments	387,434	2,256,996
Change in net unrealized appreciation/depreciation on investments	4,173,551	828,233
Change in net assets resulting from operations	4,552,372	3,168,118

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(82,498)	—
Change in net assets resulting from distributions	(82,498)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,253,055	70,923,583
Dividends reinvested	82,498	—
Value of shares redeemed	(29,719,815)	(70,161,370)
Change in net assets resulting from capital transactions	(1,384,262)	762,213
Change in net assets	3,085,612	3,930,331

NET ASSETS:
Beginning of period	29,137,891	25,207,560
End of period	$32,223,503	$29,137,891
Accumulated net investment income (loss)	$(7,892)	$83,219

SHARE TRANSACTIONS:
Issued	845,738	2,474,904
Reinvested	2,446	—
Redeemed	(888,176)	(2,479,868)
Change in shares	(39,992)	(4,964)

See accompanying notes to financial statements.

80 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$30.41		$26.17	$27.30	$22.38		$18.63	$28.81

Investment Activities:
Net investment income (loss)(a)	(0.01)		0.08	(0.09)	(0.08)		0.05	0.07
Net realized and unrealized gains (losses) on investments	4.77		4.16	(1.04)	4.99		3.75	(8.41)
Total income (loss) from investment activities	4.76		4.24	(1.13)	4.91		3.80	(8.34)
Capital Transactions:	—		—	—	0.03	(b)	—	—

Distributions to Shareholders From:
Net investment income	(0.07)		—	—	(0.02)		(0.05)	—
Net realized gains on investments	—		—	—	—		—	(1.84)
Total distributions	(0.07)		—	—	(0.02)		(0.05)	(1.84)

Net Asset Value, End of Period	$35.10		$30.41	$26.17	$27.30		$22.38	$18.63

Total Return	15.66	%(c)	16.16%	(4.10)%	22.10	%(b)	20.40%	(30.68)%

Ratios to Average Net Assets:
Gross expenses(d)	1.87%		1.99%	1.94%	1.96%		2.03%	1.93%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%		1.67%	1.63%
Net investment income (loss)(d)	(0.05)%		0.29%	(0.34)%	(0.34)%		0.25%	0.28%

Supplemental Data:
Net assets, end of period (000’s)	$32,224		$29,138	$25,208	$27,251		$21,301	$18,853
Portfolio turnover rate(e)	71	%(c)	257%	267%	412%		385%	459%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)                Not annualized for periods less than one year.

(d)               Annualized for periods less than one year.

(e)                Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 81

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Salix Pharmaceuticals, Ltd.	1.2%
Gulfport Energy Corp.	1.2%
The Hain Celestial Group, Inc.	1.0%
Brunswick Corp.	1.0%
Old Dominion Freight Line, Inc.	1.0%

S&P SmallCap 600 Growth Index – Composition

% of Index
Consumer, Non-cyclical	22%
Financial	20%
Consumer, Cyclical	18%
Industrial	16%
Technology	11%
Communications	6%
Energy	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.5%)

	Shares	Value
AAON, Inc. (Building Materials)	1,065	$35,230
Abaxis, Inc. (Healthcare-Products)	2,485	118,062
ABIOMED, Inc.* (Healthcare-Products)	2,485	53,577
Acadia Realty Trust (REIT)	3,550	87,650
Acorda Therapeutics, Inc.* (Biotechnology)	4,615	152,249
Actuant Corp.—Class A (Miscellaneous Manufacturing)	5,680	187,269
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,260	74,167
Aegion Corp.* (Engineering & Construction)	2,130	47,946
Agilysys, Inc.* (Computers)	710	8,016
Air Methods Corp. (Healthcare-Services)	3,905	132,302
AK Steel Holding Corp.* (Iron/Steel)	6,390	19,426
Akorn, Inc.* (Pharmaceuticals)	7,810	105,591
Align Technology, Inc.* (Healthcare-Products)	8,520	315,580
Allegiant Travel Co. (Airlines)	1,775	188,132
AMCOL International Corp. (Mining)	1,065	33,750
American Public Education, Inc.* (Commercial Services)	2,130	79,151
American Science & Engineering, Inc. (Electronics)	355	19,880
American States Water Co. (Water)	1,420	76,211
American Vanguard Corp. (Chemicals)	2,840	66,541
AMN Healthcare Services, Inc.* (Commercial Services)	3,195	45,752
Analogic Corp. (Electronics)	1,420	103,419
Apogee Enterprises, Inc. (Building Materials)	1,775	42,600
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,485	120,099
Approach Resources, Inc.* (Oil & Gas)	2,130	52,334
Arbitron, Inc. (Commercial Services)	1,420	65,959
Arctic Cat, Inc. (Leisure Time)	1,420	63,872
ArQule, Inc.* (Biotechnology)	6,745	15,648
ARRIS Group, Inc.* (Telecommunications)	13,135	188,487
Associated Estates Realty Corp. (REIT)	2,130	34,250
Atlantic Tele-Network, Inc. (Telecommunications)	355	17,629
ATMI, Inc.* (Semiconductors)	1,775	41,979
AZZ, Inc. (Miscellaneous Manufacturing)	2,840	109,510
B&G Foods, Inc.—Class A (Food)	3,905	132,965
Badger Meter, Inc. (Electronics)	1,775	79,076
Balchem Corp. (Chemicals)	1,775	79,431
Bank of the Ozarks, Inc. (Banks)	3,550	153,822
BBCN Bancorp, Inc. (Banks)	9,230	131,250
Belden, Inc. (Electrical Components & Equipment)	2,840	141,801
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,840	81,650
BJ’s Restaurants, Inc.* (Retail)	1,420	52,682
Blackbaud, Inc. (Software)	2,485	80,936
Blucora, Inc.* (Internet)	4,615	85,562
Blue Nile, Inc.* (Internet)	710	26,824
Boston Beer Co., Inc.—Class A* (Beverages)	1,065	181,732
Boston Private Financial Holdings, Inc. (Banks)	9,230	98,207
Bottomline Technologies, Inc.* (Software)	2,485	62,846
Brady Corp.—Class A (Electronics)	2,130	65,455
Brookline Bancorp, Inc. (Savings & Loans)	4,970	43,140
Brown Shoe Co., Inc. (Retail)	2,130	45,859
Brunswick Corp. (Leisure Time)	10,650	340,267
Buffalo Wild Wings, Inc.* (Retail)	2,130	209,080
C&J Energy Services, Inc.* (Oil & Gas Services)	3,905	75,640
Cabot Microelectronics Corp.* (Semiconductors)	1,420	46,874
Calamp Corp.* (Telecommunications)	3,550	51,830
Calavo Growers, Inc. (Food)	710	19,305
Calgon Carbon Corp.* (Environmental Control)	2,485	41,450
Callaway Golf Co. (Leisure Time)	3,550	23,359
Cal-Maine Foods, Inc. (Food)	1,065	49,533
Cambrex Corp.* (Biotechnology)	3,550	49,594
Cantel Medical Corp. (Healthcare-Products)	2,485	84,167
Cardtronics, Inc.* (Commercial Services)	2,840	78,384
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,485	70,400
Cedar Realty Trust, Inc. (REIT)	2,840	14,711
CEVA, Inc.* (Semiconductors)	1,065	20,618
Chemed Corp. (Commercial Services)	1,420	102,851
Christopher & Banks Corp.* (Retail)	2,485	16,749
Cincinnati Bell, Inc.* (Telecommunications)	24,140	73,869
Cirrus Logic, Inc.* (Semiconductors)	7,455	129,419
City Holding Co. (Banks)	710	27,655
Cognex Corp. (Machinery-Diversified)	4,615	208,690
Coherent, Inc. (Electronics)	1,775	97,749

See accompanying notes to financial statements.

82 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Coinstar, Inc.* (Retail)	3,195	$187,450
Colonial Properties Trust (REIT)	3,905	94,189
Columbia Banking System, Inc. (Banks)	3,195	76,073
Computer Programs & Systems, Inc. (Software)	710	34,889
comScore, Inc.* (Internet)	1,775	43,292
Comstock Resources, Inc. (Oil & Gas)	2,130	33,505
CoreSite Realty Corp. (REIT)	2,485	79,048
CorVel Corp.* (Commercial Services)	710	20,782
Cousins Properties, Inc. (REIT)	6,390	64,539
Crocs, Inc.* (Apparel)	6,390	105,435
CryoLife, Inc. (Healthcare-Products)	1,065	6,667
CSG Systems International, Inc.* (Software)	2,130	46,221
Cubic Corp. (Aerospace/Defense)	1,065	51,227
Cubist Pharmaceuticals, Inc.* (Biotechnology)	4,615	222,904
CVB Financial Corp. (Banks)	3,550	41,748
Cyberonics, Inc.* (Healthcare-Products)	2,840	147,566
Cynosure, Inc.—Class A* (Healthcare-Products)	1,981	51,462
Daktronics, Inc. (Electronics)	1,775	18,212
Darling International, Inc.* (Environmental Control)	13,845	258,348
DealerTrack Holdings, Inc.* (Internet)	4,970	176,087
Deltic Timber Corp. (Forest Products & Paper)	1,420	82,104
Dice Holdings, Inc.* (Internet)	5,680	52,313
Digital Generation, Inc.* (Media)	1,420	10,465
Dime Community Bancshares, Inc. (Savings & Loans)	1,775	27,193
DineEquity, Inc. (Retail)	710	48,898
Diodes, Inc.* (Semiconductors)	2,485	64,535
Dorman Products, Inc. (Auto Parts & Equipment)	3,195	145,788
Drew Industries, Inc. (Building Materials)	2,130	83,752
DTS, Inc.* (Home Furnishings)	710	14,612
EastGroup Properties, Inc. (REIT)	1,775	99,879
Ebix, Inc. (Software)	1,775	16,437
eHealth, Inc.* (Insurance)	2,130	48,394
Electro Scientific Industries, Inc. (Electronics)	1,420	15,279
Electronics for Imaging, Inc.* (Computers)	5,325	150,644
Employers Holdings, Inc. (Insurance)	1,420	34,719
Encore Capital Group, Inc.* (Diversified Financial Services)	2,840	94,032
Encore Wire Corp. (Electrical Components & Equipment)	1,065	36,317
EnerSys (Electrical Components & Equipment)	3,195	156,683
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,420	72,079
Entropic Communications, Inc.* (Semiconductors)	10,295	43,960
ESCO Technologies, Inc. (Electronics)	1,420	45,980
Ethan Allen Interiors, Inc. (Home Furnishings)	3,195	92,016
Exar Corp.* (Semiconductors)	5,325	57,350
ExlService Holdings, Inc.* (Commercial Services)	3,195	94,444
Exponent, Inc. (Engineering & Construction)	710	41,968
Exterran Holdings, Inc.* (Oil & Gas Services)	3,550	99,826
F.N.B. Corp. (Banks)	16,685	201,554
FARO Technologies, Inc.* (Electronics)	1,065	36,018
FEI Co. (Electronics)	4,615	336,849
Fifth & Pacific Cos., Inc.* (Retail)	6,390	142,753
Financial Engines, Inc. (Diversified Financial Services)	2,485	113,291
First Cash Financial Services, Inc.* (Retail)	3,195	157,226
First Commonwealth Financial Corp. (Banks)	11,360	83,723
First Financial Bankshares, Inc. (Banks)	1,775	98,797
First Midwest Bancorp, Inc. (Banks)	3,905	53,577
Forest Oil Corp.* (Oil & Gas)	7,100	29,039
Forrester Research, Inc. (Commercial Services)	710	26,050
Forward Air Corp. (Transportation)	2,130	81,536
Francesca’s Holdings Corp.* (Retail)	4,970	138,116
Franklin Electric Co., Inc. (Hand/Machine Tools)	4,615	155,295
Fuller (H.B.) Co. (Chemicals)	5,680	214,761
GenCorp, Inc.* (Aerospace/Defense)	4,260	69,268
General Communication, Inc.—Class A* (Telecommunications)	2,130	16,678
Geospace Technologies Corp.* (Oil & Gas Services)	1,420	98,093
Getty Realty Corp. (REIT)	1,420	29,323
Glacier Bancorp, Inc. (Banks)	3,195	70,897
Globe Specialty Metals, Inc. (Mining)	7,455	81,036
Government Properties Income Trust (REIT)	2,485	62,672
Greatbatch, Inc.* (Healthcare-Products)	2,840	93,124
Gulfport Energy Corp.* (Oil & Gas)	8,165	384,327
Haemonetics Corp.* (Healthcare-Products)	6,035	249,546
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,905	123,515
Haverty Furniture Cos., Inc. (Retail)	1,065	24,506
Hawkins, Inc. (Chemicals)	355	13,983
Headwaters, Inc.* (Building Materials)	8,520	75,317
Healthcare Realty Trust, Inc. (REIT)	5,680	144,840
Healthcare Services Group, Inc. (Commercial Services)	7,810	191,502
HealthStream, Inc.* (Internet)	2,485	62,920
Healthways, Inc.* (Healthcare-Services)	2,130	37,019
Heartland Express, Inc. (Transportation)	2,485	34,467
Heartland Payment Systems, Inc. (Commercial Services)	2,485	92,566
Helen of Troy, Ltd.* (Household Products/Wares)	1,775	68,107
HFF, Inc.—Class A (Real Estate)	3,905	69,392
Hibbett Sports, Inc.* (Retail)	3,195	177,322
Higher One Holdings, Inc.* (Diversified Financial Services)	1,420	16,529
Hillenbrand, Inc. (Miscellaneous Manufacturing)	3,195	75,753
Hittite Microwave Corp.* (Semiconductors)	3,195	185,310
Home Bancshares, Inc. (Banks)	5,325	138,290
Hub Group, Inc.—Class A* (Transportation)	2,130	77,575
Iconix Brand Group, Inc.* (Apparel)	3,195	93,965
ICU Medical, Inc.* (Healthcare-Products)	1,420	102,325
iGATE Corp.* (Computers)	3,550	58,291
II-VI, Inc.* (Electronics)	3,905	63,495
Impax Laboratories, Inc.* (Pharmaceuticals)	7,455	148,727
Independent Bank Corp. (Banks)	1,065	36,743
Inland Real Estate Corp. (REIT)	4,970	50,793
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,065	39,011
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,775	50,623
Interactive Intelligence Group, Inc.* (Software)	1,775	91,589
Interface, Inc. (Office Furnishings)	4,260	72,292
Intermec, Inc.* (Machinery-Diversified)	3,550	34,897
Interval Leisure Group, Inc. (Leisure Time)	4,615	91,931
ION Geophysical Corp.* (Oil & Gas Services)	6,390	38,468
IPC The Hospitalist Co.* (Healthcare-Services)	1,065	54,698
iRobot Corp.* (Machinery-Diversified)	3,195	127,065
Ixia* (Telecommunications)	6,390	117,576
J & J Snack Foods Corp. (Food)	1,065	82,857
j2 Global, Inc. (Computers)	2,840	120,729
Jack in the Box, Inc.* (Retail)	2,130	83,688
Kaman Corp.—Class A (Aerospace/Defense)	1,065	36,806
Kaydon Corp. (Metal Fabricate/Hardware)	1,420	39,121
Knight Transportation, Inc. (Transportation)	3,550	59,711
Kopin Corp.* (Semiconductors)	2,485	9,219
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,065	40,662

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 83

Common Stocks, continued

	Shares	Value
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,875	$98,158
Landauer, Inc. (Commercial Services)	1,065	51,450
La-Z-Boy, Inc. (Home Furnishings)	3,550	71,959
Lexington Realty Trust (REIT)	8,875	103,660
Lindsay Manufacturing Co. (Machinery-Diversified)	1,420	106,472
Liquidity Services, Inc.* (Internet)	2,840	98,463
Lithia Motors, Inc.—Class A (Retail)	1,420	75,700
Littelfuse, Inc. (Electrical Components & Equipment)	2,485	185,405
LivePerson, Inc.* (Computers)	5,680	50,864
LogMeIn, Inc.* (Telecommunications)	1,065	26,050
LSB Industries, Inc.* (Miscellaneous Manufacturing)	710	21,591
LTC Properties, Inc. (REIT)	1,775	69,314
Lufkin Industries, Inc. (Oil & Gas Services)	2,130	188,441
Lumber Liquidators Holdings, Inc.* (Retail)	3,195	248,794
Luminex Corp.* (Healthcare-Products)	4,260	87,799
Lumos Networks Corp. (Telecommunications)	710	12,141
Lydall, Inc.* (Miscellaneous Manufacturing)	2,130	31,098
M/I Schottenstein Homes, Inc.* (Home Builders)	2,840	65,206
Manhattan Associates, Inc.* (Computers)	2,130	164,352
MarketAxess Holdings, Inc. (Diversified Financial Services)	4,260	199,155
Marriott Vacations Worldwide Corp.* (Entertainment)	1,775	76,751
MAXIMUS, Inc. (Commercial Services)	3,905	290,845
MB Financial, Inc. (Banks)	3,550	95,140
Measurement Specialties, Inc.* (Electronics)	1,775	82,591
Medical Properties Trust, Inc. (REIT)	8,165	116,923
Medidata Solutions, Inc.* (Software)	2,485	192,464
Medifast, Inc.* (Commercial Services)	1,420	36,579
Meridian Bioscience, Inc. (Healthcare-Products)	2,485	53,428
Merit Medical Systems, Inc.* (Healthcare-Products)	1,775	19,791
Meritage Homes Corp.* (Home Builders)	3,550	153,928
Micrel, Inc. (Semiconductors)	2,485	24,552
Microsemi Corp.* (Semiconductors)	10,650	242,288
MicroStrategy, Inc.—Class A* (Software)	710	61,742
Mid-America Apartment Communities, Inc. (REIT)	2,485	168,408
MKS Instruments, Inc. (Semiconductors)	3,195	84,795
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,325	80,195
Monolithic Power Systems, Inc. (Semiconductors)	3,905	94,150
Monotype Imaging Holdings, Inc. (Software)	2,840	72,164
Monro Muffler Brake, Inc. (Commercial Services)	1,420	68,231
Movado Group, Inc. (Miscellaneous Manufacturing)	2,130	72,058
MTS Systems Corp. (Computers)	1,065	60,279
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,130	107,416
Multimedia Games Holding Co., Inc.* (Entertainment)	3,195	83,294
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,420	175,001
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,775	26,643
Nanometrics, Inc.* (Semiconductors)	2,485	36,455
National Penn Bancshares, Inc. (Banks)	13,845	140,665
Natus Medical, Inc.* (Healthcare-Products)	2,130	29,075
Neenah Paper, Inc. (Forest Products & Paper)	1,065	33,835
Neogen Corp.* (Pharmaceuticals)	2,485	138,067
NETGEAR, Inc.* (Telecommunications)	4,615	140,941
NetScout Systems, Inc.* (Computers)	4,260	99,428
NIC, Inc. (Internet)	6,745	111,495
Northern Oil & Gas, Inc.* (Oil & Gas)	6,745	89,978
Old Dominion Freight Line, Inc.* (Transportation)	8,165	339,827
Omnicell, Inc.* (Software)	2,485	51,067
On Assignment, Inc.* (Commercial Services)	4,970	132,798
OpenTable, Inc.* (Internet)	2,485	158,916
Oplink Communications, Inc.* (Telecommunications)	710	12,333
Oritani Financial Corp. (Savings & Loans)	4,615	72,363
OSI Systems, Inc.* (Electronics)	1,420	91,476
Oxford Industries, Inc. (Apparel)	1,775	110,760
PacWest Bancorp (Banks)	4,615	141,450
Papa John’s International, Inc.* (Retail)	1,775	116,032
PAREXEL International Corp.* (Commercial Services)	6,745	309,865
Parkway Properties, Inc. (REIT)	2,130	35,699
PC-Tel, Inc. (Internet)	1,065	9,031
PDC Energy, Inc.* (Oil & Gas)	1,420	73,102
Pennsylvania REIT (REIT)	4,260	80,429
Perficient, Inc.* (Internet)	3,905	52,093
PetMed Express, Inc. (Retail)	1,065	13,419
PetroQuest Energy, Inc.* (Oil & Gas)	3,550	14,058
Pinnacle Financial Partners, Inc.* (Banks)	3,905	100,398
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,065	33,665
PolyOne Corp. (Chemicals)	11,715	290,298
Pool Corp. (Distribution/Wholesale)	5,325	279,083
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,130	327,232
Post Properties, Inc. (REIT)	6,390	316,241
Power Integrations, Inc. (Semiconductors)	1,775	71,994
Prestige Brands Holdings, Inc.* (Household Products/Wares)	6,035	175,860
PrivateBancorp, Inc. (Banks)	7,455	158,120
Procera Networks, Inc.* (Telecommunications)	2,485	34,119
Progress Software Corp.* (Software)	2,485	57,180
Prospect Capital Corp. (Investment Companies)	13,845	149,526
PS Business Parks, Inc. (REIT)	1,065	76,861
Quaker Chemical Corp. (Chemicals)	1,420	88,054
Quality Systems, Inc. (Software)	2,130	39,852
Quanex Building Products Corp. (Building Materials)	4,260	71,738
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	6,745	306,628
Resources Connection, Inc. (Commercial Services)	2,840	32,944
Rofin-Sinar Technologies, Inc.* (Electronics)	1,420	35,415
Rogers Corp.* (Electronics)	1,065	50,396
Rudolph Technologies, Inc.* (Semiconductors)	3,905	43,736
Rue21, Inc.* (Retail)	1,775	73,858
Ruth’s Hospitality Group, Inc. (Retail)	4,260	51,418
Sabra Health Care REIT, Inc. (REIT)	4,260	111,228
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,035	399,215
Saul Centers, Inc. (REIT)	1,065	47,350
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,420	70,830
Select Comfort Corp.* (Home Furnishings)	6,390	160,133
SHFl Entertainment, Inc.* (Entertainment)	6,390	113,167
Sigma Designs, Inc.* (Semiconductors)	1,420	7,171
Simpson Manufacturing Co., Inc. (Building Materials)	2,130	62,665
Smith Corp. (Miscellaneous Manufacturing)	4,615	167,432
Sonic Corp.* (Retail)	3,195	46,519
Sourcefire, Inc.* (Internet)	3,550	197,202

See accompanying notes to financial statements.

84 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Sovran Self Storage, Inc. (REIT)	2,130	$138,003
Spectrum Pharmaceuticals, Inc. (Biotechnology)	6,035	45,021
Stage Stores, Inc. (Retail)	2,485	58,398
Stamps.com, Inc.* (Internet)	1,775	69,917
Standard Pacific Corp.* (Home Builders)	11,005	91,672
Standex International Corp. (Miscellaneous Manufacturing)	1,420	74,905
Steven Madden, Ltd.* (Apparel)	4,615	223,273
Stillwater Mining Co.* (Mining)	8,165	87,692
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,130	102,326
SunCoke Energy, Inc.* (Coal)	8,165	114,473
Superior Industries International, Inc. (Auto Parts & Equipment)	1,420	24,438
SurModics, Inc.* (Healthcare-Products)	710	14,207
Susquehanna Bancshares, Inc. (Banks)	11,715	150,538
Symmetricom, Inc.* (Telecommunications)	2,485	11,158
Synaptics, Inc.* (Computers)	1,420	54,755
Synchronoss Technologies, Inc.* (Software)	1,420	43,835
Take-Two Interactive Software, Inc.* (Software)	5,680	85,030
Tanger Factory Outlet Centers, Inc. (REIT)	6,035	201,931
Tangoe, Inc.* (Software)	1,420	21,911
Taylor Capital Group, Inc.* (Banks)	1,420	23,984
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,775	137,296
Tennant Co. (Machinery-Diversified)	710	34,272
Tesco Corp.* (Oil & Gas Services)	710	9,408
Texas Capital Bancshares, Inc.* (Banks)	4,615	204,720
Texas Industries, Inc.* (Building Materials)	2,485	161,872
Texas Roadhouse, Inc.—Class A (Retail)	3,550	88,821
The Buckle, Inc. (Retail)	2,130	110,803
The Geo Group, Inc. (REIT)	8,165	277,202
The Hain Celestial Group, Inc.* (Food)	5,325	345,965
The Medicines Co.* (Biotechnology)	6,390	196,556
The Ryland Group, Inc. (Home Builders)	5,325	213,532
Titan International, Inc. (Auto Parts & Equipment)	3,195	53,900
Toro Co. (Housewares)	6,745	306,290
Tredegar Corp. (Miscellaneous Manufacturing)	1,775	45,618
TTM Technologies, Inc.* (Electronics)	2,485	20,874
Tuesday Morning Corp.* (Retail)	4,970	51,539
Tyler Technologies, Inc.* (Software)	3,195	219,017
Ultratech Stepper, Inc.* (Semiconductors)	3,195	117,320
UMB Financial Corp. (Banks)	1,775	98,814
UniFirst Corp. (Textiles)	710	64,788
Universal Health Realty Income Trust (REIT)	1,420	61,245
Urstadt Biddle Properties—Class A (REIT)	1,420	28,641
VASCO Data Security International, Inc.* (Internet)	3,550	29,501
Veeco Instruments, Inc.* (Semiconductors)	4,615	163,463
ViaSat, Inc.* (Telecommunications)	1,775	126,842
ViewPoint Financial Group, Inc. (Savings & Loans)	4,260	88,651
ViroPharma, Inc.* (Pharmaceuticals)	7,455	213,586
Virtus Investment Partners, Inc.* (Diversified Financial Services)	710	125,152
Virtusa Corp.* (Computers)	1,420	31,467
Vitamin Shoppe, Inc.* (Retail)	3,550	159,183
Volterra Semiconductor Corp.* (Semiconductors)	1,775	25,063
Wageworks, Inc.* (Diversified Financial Services)	1,065	36,689
WD-40 Co. (Household Products/Wares)	1,065	58,021
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,485	174,596
Wilshire Bancorp, Inc. (Banks)	7,100	47,002
Winnebago Industries, Inc.* (Home Builders)	3,195	67,063
Wintrust Financial Corp. (Banks)	2,130	81,536
Wolverine World Wide, Inc. (Apparel)	3,195	174,479
World Acceptance Corp.* (Diversified Financial Services)	710	61,727
XO Group, Inc.* (Internet)	2,840	31,808
Zale Corp.* (Retail)	1,420	12,922
Zumiez, Inc.* (Retail)	1,420	40,825
TOTAL COMMON STOCKS (Cost $24,143,545)		33,558,204
TOTAL INVESTMENT SECURITIES (Cost $24,143,545)—100.5%		33,558,204
Net other assets (liabilities)—(0.5)%		(161,070)
NET ASSETS—100.0%		$33,397,134

*  Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$294,597	0.9%
Airlines	188,132	0.6%
Apparel	707,913	2.1%
Auto Parts & Equipment	224,126	0.7%
Banks	2,454,703	7.3%
Beverages	181,732	0.5%
Biotechnology	762,167	2.3%
Building Materials	533,175	1.6%
Chemicals	753,069	2.3%
Coal	114,473	0.3%
Commercial Services	1,720,152	5.2%
Computers	798,825	2.4%
Cosmetics/Personal Care	50,623	0.2%
Distribution/Wholesale	454,084	1.4%
Diversified Financial Services	1,007,472	3.0%
Electrical Components & Equipment	594,373	1.8%
Electronics	1,162,164	3.5%
Engineering & Construction	89,914	0.3%
Entertainment	273,212	0.8%
Environmental Control	299,798	0.9%
Food	630,626	1.9%
Forest Products & Paper	186,769	0.6%
Hand/Machine Tools	155,295	0.5%
Healthcare-Products	1,763,498	5.3%
Healthcare-Services	305,669	0.9%
Home Builders	591,402	1.8%
Home Furnishings	338,720	1.0%
Household Products/Wares	301,988	0.9%
Housewares	306,290	0.9%
Insurance	83,113	0.2%
Internet	1,205,424	3.6%
Investment Companies	149,526	0.4%
Iron/Steel	19,426	0.1%
Leisure Time	519,429	1.6%
Machinery-Diversified	631,495	1.9%
Media	10,465	NM
Metal Fabricate/Hardware	146,537	0.4%
Mining	202,478	0.6%
Miscellaneous Manufacturing	1,026,944	3.1%
Office Furnishings	72,292	0.2%
Oil & Gas	746,743	2.2%
Oil & Gas Services	509,876	1.5%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 85

	Value	% of Net Assets
Pharmaceuticals	$1,311,814	3.9%
Real Estate	69,392	0.2%
REIT	2,595,028	7.7%
Retail	2,432,558	7.3%
Savings & Loans	231,346	0.7%
Semiconductors	1,608,409	4.8%
Software	1,177,180	3.5%
Telecommunications	829,653	2.5%
Textiles	64,788	0.2%
Transportation	593,116	1.8%
Water	76,211	0.2%
Other**	(161,070)	(0.5)%
Total	$33,397,134	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$24,143,545
Securities, at value	33,558,204
Total Investment Securities, at value	33,558,204
Dividends receivable	16,739
Receivable for capital shares issued	7,324
Receivable for investments sold	159,858
Prepaid expenses	544
TOTAL ASSETS	33,742,669

LIABILITIES:
Payable for investments purchased	29,043
Payable for capital shares redeemed	197,892
Cash overdraft	55,881
Advisory fees payable	15,989
Management services fees payable	2,132
Administration fees payable	1,137
Administrative services fees payable	9,416
Distribution fees payable	8,299
Trustee fees payable	11
Transfer agency fees payable	3,589
Fund accounting fees payable	2,512
Compliance services fees payable	283
Other accrued expenses	19,351
TOTAL LIABILITIES	345,535
NET ASSETS	$33,397,134

NET ASSETS CONSIST OF:
Capital	$25,141,172
Accumulated net investment income (loss)	(124,530)
Accumulated net realized gains (losses) on investments	(1,034,167)
Net unrealized appreciation (depreciation) on investments	9,414,659
NET ASSETS	$33,397,134

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	948,850
Net Asset Value (offering and redemption price per share)	$35.20

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$134,975
Interest	9
TOTAL INVESTMENT INCOME	134,984

EXPENSES:
Advisory fees	115,854
Management services fees	15,447
Administration fees	6,703
Transfer agency fees	10,744
Administrative services fees	48,899
Distribution fees	38,618
Custody fees	19,568
Fund accounting fees	15,046
Trustee fees	429
Compliance services fees	193
Other fees	15,401
Total Gross Expenses before reductions	286,902
Less Expenses reduced by the Advisor	(27,388)
TOTAL NET EXPENSES	259,514
NET INVESTMENT INCOME (LOSS)	(124,530)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	877,184
Change in net unrealized appreciation/depreciation on investments	3,071,548
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,948,732

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,824,202

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 87

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(124,530)	$(95,007)
Net realized gains (losses) on investments	877,184	4,978,771
Change in net unrealized appreciation/depreciation on investments	3,071,548	(1,162,224)
Change in net assets resulting from operations	3,824,202	3,721,540

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,727,390)	—
Change in net assets resulting from distributions	(1,727,390)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,142,079	46,425,780
Dividends reinvested	1,727,390	—
Value of shares redeemed	(25,046,243)	(65,184,161)
Change in net assets resulting from capital transactions	6,823,226	(18,758,381)
Change in net assets	8,920,038	(15,036,841)

NET ASSETS:
Beginning of period	24,477,096	39,513,937
End of period	$33,397,134	$24,477,096
Accumulated net investment income (loss)	$(124,530)	$—

SHARE TRANSACTIONS:
Issued	861,531	1,475,915
Reinvested	50,895	—
Redeemed	(713,822)	(2,088,156)
Change in shares	198,604	(612,241)

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$32.63		$29.00	$28.69	$22.82		$18.53	$28.38

Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.10)	(0.30)	(0.13)		(0.20)	(0.26)
Net realized and unrealized gains (losses) on investments	4.91		3.73	0.67	5.97		5.03	(9.31)
Total income (loss) from investment activities	4.77		3.63	0.37	5.84		4.83	(9.57)
Capital Transactions:	—		—	—	0.03	(b)	—	—

Distributions to Shareholders From:
Net realized gains on investments	(2.20)		—	(0.06)	—		(0.54)	(0.28)

Net Asset Value, End of Period	$35.20		$32.63	$29.00	$28.69		$22.82	$18.53

Total Return	14.90	%(c)	12.48%	1.28%	25.72	%(b)	26.17%	(34.03)%

Ratios to Average Net Assets:
Gross expenses(d)	1.86%		1.89%	1.86%	1.87%		1.91%	1.84%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%		1.67%	1.63%
Net investment income (loss)(d)	(0.81)%		(0.31)%	(1.00)%	(0.51)%		(1.06)%	(1.05)%

Supplemental Data:
Net assets, end of period (000’s)	$33,397		$24,477	$39,514	$59,360		$40,211	$25,418
Portfolio turnover rate(e)	78	%(c)	163%	310%	351%		308%	398%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 89

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.1%
PetroChina Co., Ltd.	5.9%
BHP Billiton, Ltd.	4.7%
Netease.com, Inc.	4.6%
CNOOC, Ltd.	4.5%

ProFunds Asia 30 Index – Composition

% of Index
Communications	24%
Financial	15%
Energy	11%
Technology	11%
Consumer, Non-cyclical	10%
Consumer, Cyclical	10%
Basic Materials	10%
Industrial	6%
Utilities	3%

Country Composition
China	49%
India	19%
South Korea	18%
Taiwan	9%
Australia	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
AU Optronics Corp.*ADR (Electronics)	152,736	$528,467
Baidu, Inc.*ADR (Internet)	10,508	993,321
BHP Billiton, Ltd.ADR (Mining)	25,160	1,450,726
China Life Insurance Co., Ltd.ADR (Insurance)	38,480	1,342,182
China Mobile, Ltd.ADR (Telecommunications)	26,344	1,363,829
China Unicom, Ltd.ADR (Telecommunications)	62,752	824,561
CNOOC, Ltd.ADR (Oil & Gas)	8,288	1,388,074
Ctrip.com International, Ltd.*ADR (Internet)	21,904	714,728
Doctor Reddy’s Lab*ADR (Pharmaceuticals)	28,564	1,080,290
HDFC Bank, Ltd.ADR (Banks)	31,820	1,153,157
Home Inns & Hotels Management, Inc.*ADR (Lodging)	30,636	818,288
ICICI Bank, Ltd.ADR (Banks)	27,380	1,047,285
Infosys Technologies, Ltd.ADR (Computers)	28,416	1,170,455
KB Financial Group, Inc.ADR (Diversified Financial Services)	29,896	885,818
Korea Electric Power Corp.*ADR (Electric)	82,732	935,699
KT Corp.ADR (Telecommunications)	39,072	606,397
LG Display Co., Ltd.*ADR (Electronics)	74,000	878,380
Melco Crown Entertainment, Ltd.*ADR (Lodging)	60,532	1,353,495
Mindray Medical International, Ltd.ADR (Healthcare-Products)	27,380	1,025,381
Netease.com, Inc.ADR (Internet)	22,792	1,439,771
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	51,060	1,130,979
PetroChina Co., Ltd.ADR (Oil & Gas)	16,428	1,818,087
POSCOADR (Iron/Steel)	15,244	992,080
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	3,552	163,996
SK Telecom Co., Ltd.ADR (Telecommunications)	56,536	1,149,377
Sterlite Industries (India), Ltd.ADR (Mining)	113,960	665,526
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	119,584	2,190,778
Tata Motors, Ltd.ADR (Auto Manufacturers)	41,440	971,354
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	77,700	463,092
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	158,508	513,566
TOTAL COMMON STOCKS (Cost $17,313,683)		31,059,139
TOTAL INVESTMENT SECURITIES (Cost $17,313,683)—100.0%		31,059,139
Net other assets (liabilities)—NM		2,286
NET ASSETS—100.0%		$31,061,425

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Auto Manufacturers	$971,354	3.1%
Banks	2,200,442	7.1%
Commercial Services	1,130,979	3.6%
Computers	1,170,455	3.8%
Diversified Financial Services	885,818	2.9%
Electric	935,699	3.0%
Electrical Components & Equipment	513,566	1.7%
Electronics	1,406,847	4.5%
Energy-Alternate Sources	463,092	1.5%
Healthcare-Products	1,025,381	3.3%
Insurance	1,342,182	4.3%

See accompanying notes to financial statements.

90 :: ProFund VP Asia 30 :: Financial Statements

	Value	% of Net Assets
Internet	$3,311,815	10.7%
Iron/Steel	992,080	3.2%
Lodging	2,171,783	7.0%
Mining	2,116,252	6.8%
Oil & Gas	3,206,161	10.3%
Pharmaceuticals	1,080,290	3.5%
Semiconductors	2,190,779	7.1%
Telecommunications	3,944,164	12.6%
Other**	2,286	NM
Total	$31,061,425	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2013:

	Value	% of Net Assets
Australia	$1,450,726	4.7%
China	15,353,350	49.4%
India	6,088,067	19.6%
South Korea	5,447,751	17.5%
Taiwan	2,719,245	8.8%
Other**	2,286	NM
Total	$31,061,425	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 91

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$17,313,683
Securities, at value	31,059,139
Total Investment Securities, at value	31,059,139
Dividends receivable	129,628
Receivable for capital shares issued	27,915
Prepaid expenses	697
TOTAL ASSETS	31,217,379

LIABILITIES:
Payable for capital shares redeemed	14,042
Cash overdraft	56,188
Advisory fees payable	17,046
Management services fees payable	2,273
Administration fees payable	1,142
Administrative services fees payable	11,356
Distribution fees payable	14,140
Trustee fees payable	11
Transfer agency fees payable	4,000
Fund accounting fees payable	2,522
Compliance services fees payable	328
Other accrued expenses	32,906
TOTAL LIABILITIES	155,954
NET ASSETS	$31,061,425

NET ASSETS CONSIST OF:
Capital	$27,085,129
Accumulated net investment income (loss)	(78,520)
Accumulated net realized gains (losses) on investments	(9,690,640)
Net unrealized appreciation (depreciation) on investments	13,745,456
NET ASSETS	$31,061,425

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	692,586
Net Asset Value (offering and redemption price per share)	$44.85

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$266,683
Interest	5
Foreign tax withholding	(10,848)
TOTAL INVESTMENT INCOME	255,840

EXPENSES:
Advisory fees	149,268
Management services fees	19,902
Administration fees	8,648
Transfer agency fees	13,766
Administrative services fees	51,203
Distribution fees	49,756
Custody fees	18,952
Fund accounting fees	18,085
Trustee fees	565
Compliance services fees	229
Other fees	19,839
Total Gross Expenses before reductions	350,213
Less Expenses reduced by the Advisor	(15,853)
TOTAL NET EXPENSES	334,360
NET INVESTMENT INCOME (LOSS)	(78,520)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	774,363
Change in net unrealized appreciation/depreciation on investments	(3,954,502)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,180,139)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,258,659)

See accompanying notes to financial statements.

92 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(78,520)	$21,988
Net realized gains (losses) on investments	774,363	843,746
Change in net unrealized appreciation/depreciation on investments	(3,954,502)	4,135,699
Change in net assets resulting from operations	(3,258,659)	5,001,433

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,988)	—
Change in net assets resulting from distributions	(21,988)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,581,994	54,399,096
Dividends reinvested	21,988	—
Value of shares redeemed	(40,126,957)	(55,056,554)
Change in net assets resulting from capital transactions	(9,522,975)	(657,458)
Change in net assets	(12,803,622)	4,343,975

NET ASSETS:
Beginning of period	43,865,047	39,521,072
End of period	$31,061,425	$43,865,047
Accumulated net investment income (loss)	$(78,520)	$21,988

SHARE TRANSACTIONS:
Issued	632,107	1,177,437
Reinvested	461	—
Redeemed	(840,394)	(1,213,736)
Change in shares	(207,826)	(36,299)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 93

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$48.72		$42.19	$61.12	$53.70	$39.35	$90.97

Investment Activities:
Net investment income (loss)(a)	(0.09)		0.03	(0.17)	0.02	0.04	0.52
Net realized and unrealized gains (losses) on investments	(3.75)		6.50	(15.32)	7.44	21.02	(44.39)
Total income (loss) from investment activities	(3.84)		6.53	(15.49)	7.46	21.06	(43.87)

Distributions to Shareholders From:
Net investment income	(0.03)		—	(0.02)	(0.04)	(0.47)	(0.58)
Net realized gains on investments	—		—	(3.42)	—	(6.24)	(7.17)
Total distributions	(0.03)		—	(3.44)	(0.04)	(6.71)	(7.75)

Net Asset Value, End of Period	$44.85		$48.72	$42.19	$61.12	$53.70	$39.35

Total Return	(7.89	)%(b)	15.48%	(27.00)%	13.91%	54.20%	(50.82)%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.88%	1.78%	1.74%	1.78%	1.69%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(0.39)%		0.06%	(0.31)%	0.03%	0.08%	0.76%

Supplemental Data:
Net assets, end of period (000’s)	$31,061		$43,865	$39,521	$99,324	$116,848	$57,071
Portfolio turnover rate(d)	44	%(b)	111%	50%	158%	191%	177%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

94 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks daily investment results that, before fees and expenses, correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.9%
Royal Dutch Shell PLC	5.2%
ARM Holdings PLC	5.0%
Total S.A.	4.8%
Anheuser-Busch InBev N.V.	4.8%

ProFunds Europe 30 Index – Composition

% of Index
Consumer, Non-cyclical	25%
Energy	19%
Financial	15%
Technology	13%
Communications	11%
Industrial	9%
Basic Materials	8%

Country Composition
United Kingdon	37%
Netherlands	18%
France	9%
Germany	8%
Spain	5%
Other	23%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	12,672	$1,143,775
ArcelorMittalNYS (Iron/Steel)	23,328	261,274
ARM Holdings PLCADR (Semiconductors)	32,832	1,187,862
ASML Holding N.V.NYS (Semiconductors)	11,232	888,452
AstraZeneca PLC .ADR (Pharmaceuticals)	13,536	640,253
Banco Santander S.A.ADR (Banks)	115,488	747,207
Barclays PLCADR (Banks)	44,640	764,237
BHP Billiton PLCADR (Mining)	15,840	812,116
BP PLCADR (Oil & Gas)	21,600	901,584
Diageo PLCADR (Beverages)	4,608	529,690
Elan Corp. PLCADR (Pharmaceuticals)	42,624	602,703
Eni SpAADR (Oil & Gas)	15,840	650,074
GlaxoSmithKline PLCADR (Pharmaceuticals)	12,960	647,611
HSBC Holdings PLCADR (Banks)	27,360	1,419,983
ING Groep N.V.*ADR (Insurance)	72,000	654,480
Koninklijke Phillips Electronics N.V.NYS (Electronics)	22,176	602,965
Nokia, Corp.*ADR (Telecommunications)	69,984	261,740
Rio Tinto PLCADR (Mining)	18,144	745,356
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	19,584	1,249,458
Sanofi-AventisADR (Pharmaceuticals)	19,584	1,008,772
SAP AGADR (Software)	13,536	985,827
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	6,624	630,009
Siemens AGADR (Miscellaneous Manufacturing)	9,216	933,673
Statoil ASAADR (Oil & Gas)	29,088	601,831
Telefonaktiebolaget LM EricssonADR (Telecommunications)	67,392	760,182
Telefonica S.A.*ADR (Telecommunications)	44,064	564,460
Tenaris S.A.ADR (Metal Fabricate/Hardware)	15,264	614,681
Total S.A.ADR (Oil & Gas)	23,616	1,150,099
Unilever N.V.NYS (Food)	21,600	849,096
Vodafone Group PLCADR (Telecommunications)	39,744	1,142,243
TOTAL COMMON STOCKS (Cost $15,715,588)		23,951,693
TOTAL INVESTMENT SECURITIES (Cost $15,715,588)—99.9%		23,951,693
Net other assets (liabilities)—0.1%		26,952
NET ASSETS—100.0%		$23,978,645

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 95

ProFund VP Europe 30 invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Banks	$2,931,428	12.2%
Beverages	1,673,464	7.0%
Electronics	602,965	2.5%
Food	849,096	3.5%
Insurance	654,480	2.7%
Iron/Steel	261,274	1.1%
Metal Fabricate/Hardware	614,681	2.6%
Mining	1,557,472	6.5%
Miscellaneous Manufacturing	933,673	3.9%
Oil & Gas	4,553,048	19.0%
Pharmaceuticals	3,529,348	14.7%
Semiconductors	2,076,313	8.7%
Software	985,827	4.1%
Telecommunications	2,728,624	11.4%
Other**	26,952	0.1%
Total	$23,978,645	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2013:

	Value	% of Net Assets
Belgium	$1,143,775	4.8%
Finland	261,740	1.1%
France	2,158,871	9.0%
Germany	1,919,500	8.0%
Ireland	1,232,712	5.1%
Italy	650,074	2.7%
Luxembourg	875,955	3.7%
Netherlands	2,994,993	12.5%
Norway	601,831	2.5%
Spain	1,311,667	5.5%
Sweden	760,182	3.2%
United Kingdom	10,040,393	41.8%
Other**	26,952	0.1%
Total	$23,978,645	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

96 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$15,715,588
Securities, at value	23,951,693
Total Investment Securities, at value	23,951,693
Dividends receivable	87,549
Receivable for capital shares issued	19,162
Receivable for investments sold	249,462
Prepaid expenses	560
TOTAL ASSETS	24,308,426

LIABILITIES:
Payable for investments purchased	20,148
Payable for capital shares redeemed	224,119
Cash overdraft	4,365
Advisory fees payable	15,061
Management services fees payable	2,008
Administration fees payable	920
Administrative services fees payable	9,949
Distribution fees payable	11,106
Trustee fees payable	9
Transfer agency fees payable	3,331
Fund accounting fees payable	2,031
Compliance services fees payable	280
Other accrued expenses	36,454
TOTAL LIABILITIES	329,781
NET ASSETS	$23,978,645

NET ASSETS CONSIST OF:
Capital	$28,185,315
Accumulated net investment income (loss)	386,277
Accumulated net realized gains (losses) on investments	(12,829,052)
Net unrealized appreciation (depreciation) on investments	8,236,105
NET ASSETS	$23,978,645

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,157,540
Net Asset Value (offering and redemption price per share)	$20.72

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$759,744
Interest	13
Foreign tax withholding	(83,006)
TOTAL INVESTMENT INCOME	676,751

EXPENSES:
Advisory fees	129,516
Management services fees	17,269
Administration fees	8,026
Transfer agency fees	12,753
Administrative services fees	47,124
Distribution fees	43,172
Custody fees	5,410
Fund accounting fees	16,774
Trustee fees	536
Compliance services fees	219
Other fees	20,337
Total Gross Expenses before reductions	301,136
Less Expenses reduced by the Advisor	(10,662)
TOTAL NET EXPENSES	290,474
NET INVESTMENT INCOME (LOSS)	386,277

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	255,688
Change in net unrealized appreciation/depreciation on investments	(1,321,459)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,065,771)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(679,494)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 97

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$386,277	$458,263
Net realized gains (losses) on investments	255,688	(439,282)
Change in net unrealized appreciation/depreciation on investments	(1,321,459)	4,150,041
Change in net assets resulting from operations	(679,494)	4,169,022

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(458,263)	(810,929)
Change in net assets resulting from distributions	(458,263)	(810,929)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,949,634	40,102,702
Dividends reinvested	458,263	810,929
Value of shares redeemed	(31,715,425)	(30,941,026)
Change in net assets resulting from capital transactions	(10,307,528)	9,972,605
Change in net assets	(11,445,285)	13,330,698

NET ASSETS:
Beginning of period	35,423,930	22,093,232
End of period	$23,978,645	$35,423,930
Accumulated net investment income (loss)	$386,277	$458,263

SHARE TRANSACTIONS:
Issued	957,920	2,012,778
Reinvested	20,877	44,120
Redeemed	(1,461,823)	(1,566,705)
Change in shares	(483,026)	490,193

See accompanying notes to financial statements.

98 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$21.59		$19.21	$21.27	$21.06	$16.32	$35.53

Investment Activities:
Net investment income (loss)(a)	0.24		0.35	0.43	0.19	0.27	0.60
Net realized and unrealized gains (losses) on investments	(0.78)		2.72	(2.29)	0.35	4.99	(14.76)
Total income (loss) from investment activities	(0.54)		3.07	(1.86)	0.54	5.26	(14.16)

Distributions to Shareholders From:
Net investment income	(0.33)		(0.69)	(0.20)	(0.33)	(0.52)	(0.63)
Net realized gains on investments	—		—	—	—	—	(4.42)
Total distributions	(0.33)		(0.69)	(0.20)	(0.33)	(0.52)	(5.05)

Net Asset Value, End of Period	$20.72		$21.59	$19.21	$21.27	$21.06	$16.32

Total Return	(2.58	)%(b)	16.60%	(8.88)%	2.63%	32.30%	(44.00)%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.80%	1.79%	1.71%	1.78%	1.70%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	2.24%		1.76%	1.98%	0.95%	1.48%	2.12%

Supplemental Data:
Net assets, end of period (000’s)	$23,979		$35,424	$22,093	$48,270	$62,615	$31,407
Portfolio turnover rate(d)	42	%(b)	91%	116%	180%	150%	160%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 99

Investment Objective: The ProFund VP International seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

% of Index
Financial	25%
Consumer, Non-cyclical	23%
Consumer, Cyclical	13%
Industrial	11%
Basic Materials	7%
Communications	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%

Country Composition
Japan	23%
United Kingdom	22%
France	9%
Switzerland	9%
Germany	9%
Other	28%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $7,913,010	$7,913,000	$7,913,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,913,000)		7,913,000
TOTAL INVESTMENT SECURITIES (Cost $7,913,000)—102.1%		7,913,000
Net other assets (liabilities)—(2.1)%		(161,768)
NET ASSETS—100.0%		$7,751,232

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $1,812,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$4,652,917	$(11,308)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	3,089,669	(7,705)
		$(19,013)

See accompanying notes to financial statements.

100 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$7,913,000
Repurchase agreements, at value	7,913,000
Total Investment Securities, at value	7,913,000
Cash	370
Segregated cash balances with custodian	50
Interest receivable	30
Receivable for capital shares issued	248
Prepaid expenses	149
TOTAL ASSETS	7,913,847

LIABILITIES:
Payable for capital shares redeemed	110,285
Unrealized loss on swap agreements	19,013
Advisory fees payable	6,589
Management services fees payable	879
Administration fees payable	391
Administrative services fees payable	6,095
Distribution fees payable	6,505
Trustee fees payable	4
Transfer agency fees payable	1,322
Fund accounting fees payable	865
Compliance services fees payable	88
Other accrued expenses	10,579
TOTAL LIABILITIES	162,615
NET ASSETS	$7,751,232

NET ASSETS CONSIST OF:
Capital	$10,570,128
Accumulated net investment income (loss)	(101,686)
Accumulated net realized gains (losses) on investments	(2,698,197)
Net unrealized appreciation (depreciation) on investments	(19,013)
NET ASSETS	$7,751,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	377,090
Net Asset Value (offering and redemption price per share)	$20.56

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$2,554

EXPENSES:
Advisory fees	46,535
Management services fees	6,205
Administration fees	2,790
Transfer agency fees	4,423
Administrative services fees	14,370
Distribution fees	15,512
Custody fees	4,567
Fund accounting fees	5,772
Trustee fees	188
Compliance services fees	72
Other fees	7,291
Total Gross Expenses before reductions	107,725
Less Expenses reduced by the Advisor	(3,485)
TOTAL NET EXPENSES	104,240
NET INVESTMENT INCOME (LOSS)	(101,686)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	124,261
Change in net unrealized appreciation/depreciation on investments	(69,330)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	54,931

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,755)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 101

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(101,686)	$(110,785)
Net realized gains (losses) on investments	124,261	1,171,970
Change in net unrealized appreciation/depreciation on investments	(69,330)	34,375
Change in net assets resulting from operations	(46,755)	1,095,560

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(616,082)	—
Change in net assets resulting from distributions	(616,082)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,754,181	19,095,084
Dividends reinvested	616,082	—
Value of shares redeemed	(21,687,285)	(13,145,267)
Change in net assets resulting from capital transactions	(4,317,022)	5,949,817
Change in net assets	(4,979,859)	7,045,377

NET ASSETS:
Beginning of period	12,731,091	5,685,714
End of period	$7,751,232	$12,731,091
Accumulated net investment income (loss)	$(101,686)	$—

SHARE TRANSACTIONS:
Issued	761,118	947,904
Reinvested	28,274	—
Redeemed	(1,001,542)	(663,782)
Change in shares	(212,150)	284,122

See accompanying notes to financial statements.

102 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$21.61		$18.63	$21.76	$21.05	$16.89		$30.68

Investment Activities:
Net investment income (loss)(a)	(0.18)		(0.31)	(0.35)	(0.32)	(0.32)		0.04
Net realized and unrealized gains (losses) on investments	0.78		3.29	(2.78)	1.89	4.38		(13.60)
Total income (loss) from investment activities	0.60		2.98	(3.13)	1.57	4.06		(13.56)
Capital Transactions:	—		—	—	—	0.10	(b)	—

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(c)	(0.23)
Net realized gains on investments	(1.65)		—	—	(0.86)	—		—
Total distributions	(1.65)		—	—	(0.86)	—	(c)	(0.23)

Net Asset Value, End of Period	$20.56		$21.61	$18.63	$21.76	$21.05		$16.89

Total Return	2.37	%(d)	15.93%	(14.34)%	7.80%	24.65	%(b)	(44.40)%

Ratios to Average Net Assets:
Gross expenses(e)	1.74%		1.83%	1.74%	1.70%	1.69%		1.87%
Net expenses(e)	1.68%		1.68%	1.65%	1.68%	1.68%		1.63%
Net investment income (loss)(e)	(1.64)%		(1.57)%	(1.61)%	(1.58)%	(1.62)%		0.19%

Supplemental Data:
Net assets, end of period (000’s)	$7,751		$12,731	$5,686	$20,408	$13,159		$1,018
Portfolio turnover rate(f)	—		—	—	—	—		—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount includes a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 103

Investment Objective: The ProFund VP Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	7%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.9%
China Mobile, Ltd.	6.3%
America Movil S.A.B. de C.V.	4.2%
Itau Unibanco Holdings S.A.—Preferred	3.8%
Petroleo Brasileiro S.A.—Preferred	3.7%

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	23%
Financial	17%
Energy	17%
Basic Materials	14%
Technology	12%
Consumer, Non-cyclical	10%
Industrial	3%
Utilities	3%
Consumer, Cyclical	1%

Country Composition
Brazil	31%
China	22%
Mexico	11%
Taiwan	11%
South Korea	9%
Other	16%

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.1%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	29,016	$631,098
AngloGold Ashanti, Ltd.ADR (Mining)	6,696	95,753
Baidu, Inc.*ADR (Internet)	4,650	439,565
BRF-Brazil Foods S.A.ADR (Food)	11,718	254,398
Cemex S.A.B. de C.V.*ADR (Building Materials)	19,716	208,595
Cencosud S.A.ADR (Food)	6,138	91,456
China Life Insurance Co., Ltd.ADR (Insurance)	8,742	304,921
China Mobile, Ltd.ADR (Telecommunications)	18,228	943,663
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,348	306,342
China Telecom Corp., Ltd.ADR (Telecommunications)	2,418	114,854
China Unicom, Ltd.ADR (Telecommunications)	7,440	97,762
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	6,696	215,009
CNOOC, Ltd.ADR (Oil & Gas)	2,790	467,269
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	2,790	102,812
Ecopetrol S.A.ADR (Oil & Gas)	4,278	179,933
Embraer S.A.ADR (Aerospace/Defense)	2,790	102,923
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	1,860	82,156
Enersis S.A.ADR (Electric)	6,696	109,547
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,348	345,480
Grupo Financiero Santander Mexico S.A.B de C.V.*ADR (Banks)	11,532	163,870
Grupo Televisa S.A.ADR (Media)	7,068	175,569
HDFC Bank, Ltd.ADR (Banks)	6,882	249,404
ICICI Bank, Ltd.ADR (Banks)	4,836	184,977
Infosys Technologies, Ltd.ADR (Computers)	8,370	344,760
KB Financial Group, Inc.ADR (Diversified Financial Services)	6,696	198,402
Korea Electric Power Corp.*ADR (Electric)	9,858	111,494
Latam Airlines Group S.A.ADR (Airlines)	5,394	91,105
LG Display Co., Ltd.*ADR (Electronics)	7,812	92,728
Mobile TeleSystemsADR (Telecommunications)	8,928	169,096
PetroChina Co., Ltd.ADR (Oil & Gas)	3,720	411,692
Petroleo Brasileiro S.A.ADR (Oil & Gas)	28,830	386,898
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,488	100,976
POSCOADR (Iron/Steel)	5,766	375,251
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,278	182,842
Sasol, Ltd.ADR (Chemicals)	8,928	386,671
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	8,370	272,277
SK Telecom Co., Ltd.ADR (Telecommunications)	6,138	124,786
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	64,356	1,179,002
Ultrapar Participacoes S.A.ADR (Chemicals)	7,254	173,661
United Microelectronics Corp.ADR (Semiconductors)	42,594	99,244
Vale S.A.ADR (Iron/Steel)	23,250	305,737
TOTAL COMMON STOCKS (Cost $10,209,554)		10,873,978

See accompanying notes to financial statements.

104 :: ProFund VP Emerging Markets :: Financial Statements

Preferred Stocks (19.7%)

	Shares	Value
Banco Bradesco S.A.ADR (Banks)	36,828	$479,132
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,418	109,922
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	13,206	493,244
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	9,486	85,089
Gerdau S.A.ADR (Iron/Steel)	15,624	89,213
Itau Unibanco Holding S.A.ADR (Banks)	43,896	567,137
Petroleo Brasileiro S.A.ADR (Oil & Gas)	37,200	545,352
Telefonica Brasil S.A.ADR (Telecommunications)	5,022	114,602
Vale S.A.ADR (Iron/Steel)	36,828	447,829
TOTAL PREFERRED STOCKS (Cost $3,342,883)		2,931,520

Repurchase Agreements(a)(b) (3.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $517,001	$517,000	$517,000
TOTAL REPURCHASE AGREEMENTS (Cost $517,000)		517,000
TOTAL INVESTMENT SECURITIES (Cost $14,069,437)—96.3%		14,322,498
Net other assets (liabilities)—3.7%		544,325
NET ASSETS—100.0%		$14,866,823

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $209,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$235,265	$2,155
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	813,794	3,125
		$5,280

ProFund VP Emerging Markets invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$102,923	0.7%
Airlines	91,105	0.6%
Banks	1,644,519	11.1%
Beverages	941,536	6.3%
Building Materials	208,595	1.4%
Chemicals	560,332	3.8%
Computers	344,760	2.3%
Diversified Financial Services	470,679	3.2%
Electric	388,286	2.6%
Electronics	92,728	0.6%
Food	455,776	3.1%
Insurance	304,921	2.1%
Internet	439,565	3.0%
Iron/Steel	1,218,030	8.2%
Media	175,569	1.2%
Mining	95,753	0.6%
Oil & Gas	2,297,487	15.5%
Semiconductors	1,278,246	8.6%
Telecommunications	2,694,688	17.9%
Other**	1,061,325	7.2%
Total	$14,866,823	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2013:

	Value	% of Net Assets
Brazil	$4,257,948	28.6%
Chile	374,264	2.5%
China	3,086,069	20.9%
Colombia	179,933	1.2%
India	779,141	5.2%
Indonesia	182,842	1.2%
Mexico	1,524,612	10.3%
Philippines	100,976	0.7%
Russia	169,096	1.1%
South Africa	482,424	3.2%
South Korea	1,174,938	7.9%
Taiwan	1,493,255	10.0%
Other**	1,061,325	7.2%
Total	$14,866,823	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 105

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$14,069,437
Securities, at value	13,805,498
Repurchase agreements, at value	517,000
Total Investment Securities, at value	14,322,498
Cash	365
Dividends and interest receivable	98,306
Unrealized gain on swap agreements	5,280
Receivable for capital shares issued	614,357
Prepaid expenses	495
TOTAL ASSETS	15,041,301

LIABILITIES:
Payable for capital shares redeemed	115,747
Advisory fees payable	8,511
Management services fees payable	1,135
Administration fees payable	521
Administrative services fees payable	10,683
Distribution fees payable	11,060
Trustee fees payable	5
Transfer agency fees payable	1,872
Fund accounting fees payable	1,151
Compliance services fees payable	225
Other accrued expenses	23,568
TOTAL LIABILITIES	174,478
NET ASSETS	$14,866,823

NET ASSETS CONSIST OF:
Capital	$21,825,156
Accumulated net investment income (loss)	(5,011)
Accumulated net realized gains (losses) on investments	(7,211,663)
Net unrealized appreciation (depreciation) on investments	258,341
NET ASSETS	$14,866,823

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	680,676
Net Asset Value (offering and redemption price per share)	$21.84

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$246,565
Interest	1,301
Foreign tax withholding	(33,276)
TOTAL INVESTMENT INCOME	214,590

EXPENSES:
Advisory fees	98,036
Management services fees	13,071
Administration fees	6,132
Transfer agency fees	9,704
Administrative services fees	31,349
Distribution fees	32,679
Custody fees	4,965
Fund accounting fees	12,811
Trustee fees	414
Compliance services fees	177
Other fees	18,028
Total Gross Expenses before reductions	227,366
Less Expenses reduced by the Advisor	(7,765)
TOTAL NET EXPENSES	219,601
NET INVESTMENT INCOME (LOSS)	(5,011)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,726,994)
Net realized gains (losses) on swap agreements	(381,110)
Change in net unrealized appreciation/depreciation on investments	(1,603,530)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,711,634)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,716,645)

See accompanying notes to financial statements.

106 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(5,011)	$141,228
Net realized gains (losses) on investments	(2,108,104)	(1,318,419)
Change in net unrealized appreciation/depreciation on investments	(1,603,530)	1,991,376
Change in net assets resulting from operations	(3,716,645)	814,185

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(141,228)	(206,621)
Change in net assets resulting from distributions	(141,228)	(206,621)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,106,921	48,112,737
Dividends reinvested	141,228	206,621
Value of shares redeemed	(38,598,768)	(38,328,974)
Change in net assets resulting from capital transactions	(8,350,619)	9,990,384
Change in net assets	(12,208,492)	10,597,948

NET ASSETS:
Beginning of period	27,075,315	16,477,367
End of period	$14,866,823	$27,075,315
Accumulated net investment income (loss)	$(5,011)	$141,228

SHARE TRANSACTIONS:
Issued	1,190,535	1,902,462
Reinvested	5,711	8,040
Redeemed	(1,568,134)	(1,534,223)
Change in shares	(371,888)	376,279

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 107

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$25.72		$24.36	$30.35	$28.13	$17.34		$35.13

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.18	0.21	(0.02)	(0.33)		0.10
Net realized and unrealized gains (losses) on investments	(3.69)		1.43	(6.20)	2.71	11.14		(17.62)
Total income (loss) from investment activities	(3.69)		1.61	(5.99)	2.69	10.81		(17.52)

Distributions to Shareholders From:
Net investment income	(0.19)		(0.25)	—	—	(0.02)		(0.26)
Net realized gains on investments	—		—	—	(0.47)	—		(0.01)
Total distributions	(0.19)		(0.25)	—	(0.47)	(0.02)		(0.27)

Net Asset Value, End of Period	$21.84		$25.72	$24.36	$30.35	$28.13		$17.34

Total Return	(14.42	)%(c)	6.57%	(19.70)%	9.77%	62.36%		(50.09)%

Ratios to Average Net Assets:
Gross expenses(d)	1.74%		1.80%	1.73%	1.68%	1.70%		1.68%
Net expenses(d)	1.68%		1.68%	1.64%	1.68%	1.68%		1.63%
Net investment income (loss)(d)	(0.04)%		0.71%	0.73%	(0.08)%	(1.36)%		0.34%

Supplemental Data:
Net assets, end of period (000’s)	$14,867		$27,075	$16,477	$51,835	$34,872		$4,310
Portfolio turnover rate(e)	52	%(c)	55%	32%	35%	7	%(f)	—

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Amount is less than $0.005.

(c)     Not annualized for periods less than one year.

(d)     Annualized for periods less than one year.

(e)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)      The portfolio turnover rate changed from prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to financial statements.

108 :: ProFund VP Japan :: Financial Statements

Investment Objective: The ProFund VP Japan seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	27%
Industrial	24%
Consumer, Non-cyclical	18%
Communications	11%
Financial	7%
Technology	6%
Basic Materials	6%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (90.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $14,495,018	$14,495,000	$14,495,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,495,000)		14,495,000
TOTAL INVESTMENT SECURITIES (Cost $14,495,000)—90.4%		14,495,000
Net other assets (liabilities)—9.6%		1,535,920
NET ASSETS—100.0%		$16,030,920

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 9/13/13 (Underlying notional amount at value $15,944,775)	231	$139,394

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 109

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$14,495,000
Repurchase agreements, at value	14,495,000
Total Investment Securities, at value	14,495,000
Cash	207
Segregated cash balances with brokers	1,362,900
Interest receivable	55
Receivable for capital shares issued	127,810
Variation margin on futures contracts	294,525
Prepaid expenses	376
TOTAL ASSETS	16,280,873

LIABILITIES:
Payable for capital shares redeemed	194,115
Advisory fees payable	9,656
Management services fees payable	1,288
Administration fees payable	712
Administrative services fees payable	10,418
Distribution fees payable	10,485
Trustee fees payable	7
Transfer agency fees payable	3,426
Fund accounting fees payable	1,574
Compliance services fees payable	202
Other accrued expenses	18,070
TOTAL LIABILITIES	249,953
NET ASSETS	$16,030,920

NET ASSETS CONSIST OF:
Capital	$15,297,739
Accumulated net investment income (loss)	(198,725)
Accumulated net realized gains (losses) on investments	792,512
Net unrealized appreciation (depreciation) on investments	139,394
NET ASSETS	$16,030,920

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	986,142
Net Asset Value (offering and redemption price per share)	$16.26

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$4,649

EXPENSES:
Advisory fees	90,792
Management services fees	12,105
Administration fees	4,798
Transfer agency fees	7,680
Administrative services fees	35,600
Distribution fees	30,264
Custody fees	1,534
Fund accounting fees	10,034
Trustee fees	294
Compliance services fees	149
Other fees	18,830
Total Gross Expenses before reductions	212,080
Less Expenses reduced by the Advisor	(8,706)
TOTAL NET EXPENSES	203,374
NET INVESTMENT INCOME (LOSS)	(198,725)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(84)
Net realized gains (losses) on futures contracts	4,674,887
Change in net unrealized appreciation/depreciation on investments	(698,594)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,976,209

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,777,484

See accompanying notes to financial statements.

110 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(198,725)	$(124,556)
Net realized gains (losses) on investments	4,674,803	167,232
Change in net unrealized appreciation/depreciation on investments	(698,594)	1,030,100
Change in net assets resulting from operations	3,777,484	1,072,776

CAPITAL TRANSACTIONS:
Proceeds from shares issued	49,044,120	30,354,520
Value of shares redeemed	(47,800,778)	(27,708,398)
Change in net assets resulting from capital transactions	1,243,342	2,646,122
Change in net assets	5,020,826	3,718,898

NET ASSETS:
Beginning of period	11,010,094	7,291,196
End of period	$16,030,920	$11,010,094
Accumulated net investment income (loss)	$(198,725)	$—

SHARE TRANSACTIONS:
Issued	3,184,587	2,644,482
Redeemed	(3,061,835)	(2,483,999)
Change in shares	122,752	160,483

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Japan :: 111

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$12.75		$10.37	$12.73	$13.62	$12.41	$24.18

Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.18)	(0.19)	(0.20)	(0.20)	0.09
Net realized and unrealized gains (losses) on investments	3.64		2.56	(2.17)	(0.69)	1.48	(9.30)
Total income (loss) from investment activities	3.51		2.38	(2.36)	(0.89)	1.28	(9.21)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.07)	(2.56)

Net Asset Value, End of Period	$16.26		$12.75	$10.37	$12.73	$13.62	$12.41

Total Return	27.53	%(b)	22.95%	(18.54)%	(6.53)%	10.33%	(40.84)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.82%	2.00%	1.77%	1.80%	1.72%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.65)%	(1.58)%	(1.59)%	0.46%

Supplemental Data:
Net assets, end of period (000’s)	$16,031		$11,010	$7,291	$11,984	$14,496	$11,393
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

112 :: ProFund VP UltraBull :: Financial Statements

Investment Objective: The ProFund VP UltraBull seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	3%
Swap Agreements	143%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.5%
Apple Computer, Inc.	1.4%
Microsoft Corp.	1.0%
Johnson & Johnson	0.9%
General Electric Co.	0.9%

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	10%
Utilities	3%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (52.6%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	663	$72,499
Abbott Laboratories (Pharmaceuticals)	1,638	57,133
AbbVie, Inc. (Pharmaceuticals)	1,664	68,790
Abercrombie & Fitch Co.—Class A (Retail)	78	3,530
Accenture PLC—Class A (Computers)	689	49,580
ACE, Ltd. (Insurance)	364	32,571
Actavis, Inc.* (Pharmaceuticals)	130	16,409
Adobe Systems, Inc.* (Software)	533	24,283
Advanced Micro Devices, Inc.* (Semiconductors)	637	2,599
Aetna, Inc. (Healthcare-Services)	403	25,607
AFLAC, Inc. (Insurance)	494	28,711
Agilent Technologies, Inc. (Electronics)	364	15,565
AGL Resources, Inc. (Gas)	130	5,572
Air Products & Chemicals, Inc. (Chemicals)	221	20,237
Airgas, Inc. (Chemicals)	65	6,205
Akamai Technologies, Inc.* (Software)	182	7,744
Alcoa, Inc. (Mining)	1,131	8,844
Alexion Pharmaceuticals, Inc.* (Biotechnology)	208	19,186
Allegheny Technologies, Inc. (Iron/Steel)	117	3,078
Allergan, Inc. (Pharmaceuticals)	312	26,283
Allstate Corp. (Insurance)	494	23,771
Altera Corp. (Semiconductors)	338	11,151
Altria Group, Inc. (Agriculture)	2,119	74,144
Amazon.com, Inc.* (Internet)	390	108,298
Ameren Corp. (Electric)	260	8,954
American Electric Power, Inc. (Electric)	507	22,703
American Express Co. (Diversified Financial Services)	1,014	75,806
American International Group, Inc.* (Insurance)	1,560	69,732
American Tower Corp. (REIT)	416	30,439
Ameriprise Financial, Inc. (Diversified Financial Services)	208	16,823
AmerisourceBergen Corp. (Pharmaceuticals)	247	13,790
Amgen, Inc. (Biotechnology)	793	78,237
Amphenol Corp.—Class A (Electronics)	169	13,172
Anadarko Petroleum Corp. (Oil & Gas)	533	45,801
Analog Devices, Inc. (Semiconductors)	325	14,645
Aon PLC (Insurance)	325	20,914
Apache Corp. (Oil & Gas)	416	34,873
Apartment Investment and Management Co.—Class A (REIT)	156	4,686
Apple Computer, Inc. (Computers)	988	391,327
Applied Materials, Inc. (Semiconductors)	1,261	18,802
Archer-Daniels-Midland Co. (Agriculture)	689	23,364
Assurant, Inc. (Insurance)	78	3,971
AT&T, Inc. (Telecommunications)	5,668	200,647
Autodesk, Inc.* (Software)	234	7,942
Automatic Data Processing, Inc. (Commercial Services)	507	34,912
AutoNation, Inc.* (Retail)	39	1,692
AutoZone, Inc.* (Retail)	39	16,524
AvalonBay Communities, Inc. (REIT)	130	17,538
Avery Dennison Corp. (Household Products/Wares)	104	4,447
Avon Products, Inc. (Cosmetics/Personal Care)	455	9,569
Baker Hughes, Inc. (Oil & Gas Services)	468	21,589
Ball Corp. (Packaging & Containers)	156	6,479
Bank of America Corp. (Banks)	11,362	146,115
Bank of New York Mellon Corp. (Banks)	1,222	34,277
Bard (C.R.), Inc. (Healthcare-Products)	78	8,477
Baxter International, Inc. (Healthcare-Products)	572	39,622
BB&T Corp. (Banks)	741	25,105
Beam, Inc. (Beverages)	169	10,665
Becton, Dickinson & Co. (Healthcare-Products)	208	20,557
Bed Bath & Beyond, Inc.* (Retail)	234	16,591
Bemis Co., Inc. (Packaging & Containers)	104	4,071
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,924	215,334
Best Buy Co., Inc. (Retail)	286	7,816
Biogen Idec, Inc.* (Biotechnology)	247	53,154
BlackRock, Inc. (Diversified Financial Services)	130	33,391
BMC Software, Inc.* (Software)	143	6,455
Boeing Co. (Aerospace/Defense)	715	73,244
BorgWarner, Inc.* (Auto Parts & Equipment)	117	10,080
Boston Properties, Inc. (REIT)	156	16,453
Boston Scientific Corp.* (Healthcare-Products)	1,417	13,136
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,729	77,269
Broadcom Corp.—Class A (Semiconductors)	559	18,872

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 113

Common Stocks, continued

	Shares		Value
Brown-Forman Corp.—Class B (Beverages)	156		$10,538
C.H. Robinson Worldwide, Inc. (Transportation)	169		9,516
CA, Inc. (Software)	351		10,049
Cablevision Systems Corp. NY—Class A (Media)	234		3,936
Cabot Oil & Gas Corp. (Oil & Gas)	221		15,695
Cameron International Corp.* (Oil & Gas Services)	260		15,902
Campbell Soup Co. (Food)	182		8,152
Capital One Financial Corp. (Banks)	611		38,377
Cardinal Health, Inc. (Pharmaceuticals)	364		17,181
CareFusion Corp.* (Healthcare-Products)	234		8,623
CarMax, Inc.* (Retail)	234		10,801
Carnival Corp.—Class A (Leisure Time)	468		16,048
Caterpillar, Inc. (Machinery-Construction & Mining)	689		56,836
CBRE Group, Inc.—Class A* (Real Estate)	325		7,592
CBS Corp.—Class B (Media)	598		29,224
Celgene Corp.* (Biotechnology)	442		51,674
CenterPoint Energy, Inc. (Gas)	455		10,688
CenturyLink, Inc. (Telecommunications)	637		22,518
Cerner Corp.* (Software)	156		14,990
CF Industries Holdings, Inc. (Chemicals)	65		11,148
Chesapeake Energy Corp. (Oil & Gas)	546		11,127
Chevron Corp. (Oil & Gas)	2,041		241,532
Chipotle Mexican Grill, Inc.* (Retail)	39		14,210
CIGNA Corp. (Healthcare-Services)	299		21,675
Cincinnati Financial Corp. (Insurance)	156		7,160
Cintas Corp. (Textiles)	104		4,736
Cisco Systems, Inc. (Telecommunications)	5,629		136,841
Citigroup, Inc. (Banks)	3,211		154,032
Citrix Systems, Inc.* (Software)	195		11,764
Cliffs Natural Resources, Inc. (Iron/Steel)	156		2,535
Clorox Co. (Household Products/Wares)	143		11,889
CME Group, Inc. (Diversified Financial Services)	325		24,694
CMS Energy Corp. (Electric)	286		7,771
Coach, Inc. (Apparel)	299		17,070
Coca-Cola Co. (Beverages)	4,043		162,164
Coca-Cola Enterprises, Inc. (Beverages)	273		9,599
Cognizant Technology Solutions Corp.* (Computers)	312		19,534
Colgate-Palmolive Co. (Cosmetics/Personal Care)	923		52,879
Comcast Corp.—Class A (Media)	2,782		116,510
Comerica, Inc. (Banks)	195		7,767
Computer Sciences Corp. (Computers)	156		6,828
ConAgra Foods, Inc. (Food)	442		15,439
ConocoPhillips (Oil & Gas)	1,287		77,864
CONSOL Energy, Inc. (Coal)	247		6,694
Consolidated Edison, Inc. (Electric)	312		18,193
Constellation Brands, Inc.* (Beverages)	156		8,131
Corning, Inc. (Telecommunications)	1,560		22,199
Costco Wholesale Corp. (Retail)	455		50,309
Covidien PLC (Healthcare-Products)	494		31,043
Crown Castle International Corp.* (Telecommunications)	312		22,586
CSX Corp. (Transportation)	1,079		25,022
Cummins, Inc. (Machinery-Diversified)	182		19,740
CVS Caremark Corp. (Retail)	1,287		73,591
D.R. Horton, Inc. (Home Builders)	299		6,363
Danaher Corp. (Miscellaneous Manufacturing)	611		38,676
Darden Restaurants, Inc. (Retail)	143		7,219
DaVita, Inc.* (Healthcare-Services)	91		10,993
Deere & Co. (Machinery-Diversified)	403		32,743
Dell, Inc. (Computers)	1,547		20,652
Delphi Automotive PLC (Auto Parts & Equipment)	312		15,815
Denbury Resources, Inc.* (Oil & Gas)	390		6,755
DENTSPLY International, Inc. (Healthcare-Products)	156		6,390
Devon Energy Corp. (Oil & Gas)	403		20,908
Diamond Offshore Drilling, Inc. (Oil & Gas)	78		5,366
DIRECTV—Class A* (Media)	585		36,048
Discover Financial Services (Diversified Financial Services)	520		24,773
Discovery Communications, Inc.—Class A* (Media)	260		20,075
Dollar General Corp.* (Retail)	312		15,733
Dollar Tree, Inc.* (Retail)	234		11,897
Dominion Resources, Inc. (Electric)	611		34,716
Dover Corp. (Miscellaneous Manufacturing)	182		14,134
Dr. Pepper Snapple Group, Inc. (Beverages)	221		10,151
DTE Energy Co. (Electric)	182		12,196
Duke Energy Corp. (Electric)	741		50,018
Dun & Bradstreet Corp. (Software)	39		3,801
E*TRADE Financial Corp.* (Diversified Financial Services)	299		3,785
E.I. du Pont de Nemours & Co. (Chemicals)	975		51,187
Eastman Chemical Co. (Chemicals)	169		11,832
Eaton Corp. (Miscellaneous Manufacturing)	494		32,511
eBay, Inc.* (Internet)	1,235		63,874
Ecolab, Inc. (Chemicals)	286		24,364
Edison International (Electric)	338		16,278
Edwards Lifesciences Corp.* (Healthcare-Products)	117		7,862
Electronic Arts, Inc.* (Software)	325		7,465
Eli Lilly & Co. (Pharmaceuticals)	1,040		51,085
EMC Corp. (Computers)	2,210		52,200
Emerson Electric Co. (Electrical Components & Equipment)	754		41,123
Ensco PLC—Class AADR (Oil & Gas)	247		14,356
Entergy Corp. (Electric)	182		12,682
EOG Resources, Inc. (Oil & Gas)	286		37,660
EQT Corp. (Oil & Gas)	156		12,382
Equifax, Inc. (Commercial Services)	130		7,660
Equity Residential (REIT)	338		19,624
Exelon Corp. (Electric)	897		27,699
Expedia, Inc. (Internet)	104		6,256
Expeditors International of Washington, Inc. (Transportation)	221		8,400
Express Scripts Holding Co.* (Pharmaceuticals)	858		52,930
Exxon Mobil Corp. (Oil & Gas)	4,693		424,012
F5 Networks, Inc.* (Internet)	78		5,366
Family Dollar Stores, Inc. (Retail)	104		6,480
Fastenal Co. (Distribution/Wholesale)	286		13,113
FedEx Corp. (Transportation)	312		30,757
Fidelity National Information Services, Inc. (Software)	312		13,366
Fifth Third Bancorp (Banks)	923		16,660
First Horizon National Corp. (Banks)	0	(a)	3
First Solar, Inc.* (Semiconductors)	65		2,907
FirstEnergy Corp. (Electric)	442		16,504
Fiserv, Inc.* (Software)	143		12,500
FLIR Systems, Inc. (Electronics)	156		4,207
Flowserve Corp. (Machinery-Diversified)	156		8,426
Fluor Corp. (Engineering & Construction)	169		10,023
FMC Corp. (Chemicals)	143		8,732
FMC Technologies, Inc.* (Oil & Gas Services)	247		13,753
Ford Motor Co. (Auto Manufacturers)	4,147		64,154
Forest Laboratories, Inc.* (Pharmaceuticals)	247		10,127

See accompanying notes to financial statements.

114 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Fossil Group, Inc.* (Apparel)	52	$5,372
Franklin Resources, Inc. (Diversified Financial Services)	143	19,451
Freeport-McMoRan Copper & Gold, Inc. (Mining)	1,092	30,150
Frontier Communications Corp. (Telecommunications)	1,053	4,265
GameStop Corp.—Class A (Retail)	130	5,464
Gannett Co., Inc. (Media)	247	6,042
Garmin, Ltd. (Electronics)	117	4,231
General Dynamics Corp. (Aerospace/Defense)	351	27,494
General Electric Co. (Miscellaneous Manufacturing)	10,894	252,633
General Mills, Inc. (Food)	676	32,805
General Motors Co.* (Auto Manufacturers)	806	26,848
Genuine Parts Co. (Distribution/Wholesale)	169	13,194
Genworth Financial, Inc.—Class A* (Insurance)	520	5,933
Gilead Sciences, Inc.* (Biotechnology)	1,612	82,551
Google, Inc.—Class A* (Internet)	286	251,787
H & R Block, Inc. (Commercial Services)	286	7,937
Halliburton Co. (Oil & Gas Services)	988	41,219
Harley-Davidson, Inc. (Leisure Time)	234	12,828
Harman International Industries, Inc. (Home Furnishings)	78	4,228
Harris Corp. (Telecommunications)	117	5,762
Hartford Financial Services Group, Inc. (Insurance)	481	14,873
Hasbro, Inc. (Toys/Games/Hobbies)	117	5,245
HCP, Inc. (REIT)	481	21,857
Health Care REIT, Inc. (REIT)	299	20,042
Helmerich & Payne, Inc. (Oil & Gas)	117	7,307
Hess Corp. (Oil & Gas)	312	20,745
Hewlett-Packard Co. (Computers)	2,028	50,294
Honeywell International, Inc. (Electronics)	832	66,011
Hormel Foods Corp. (Food)	143	5,517
Hospira, Inc.* (Healthcare-Products)	169	6,474
Host Hotels & Resorts, Inc. (REIT)	780	13,159
Hudson City Bancorp, Inc. (Savings & Loans)	507	4,644
Humana, Inc. (Healthcare-Services)	169	14,260
Huntington Bancshares, Inc. (Banks)	884	6,966
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	442	30,573
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	299	16,600
Integrys Energy Group, Inc. (Electric)	78	4,565
Intel Corp. (Semiconductors)	5,239	126,888
IntercontinentalExchange, Inc.* (Diversified Financial Services)	78	13,865
International Business Machines Corp. (Computers)	1,105	211,177
International Flavors & Fragrances, Inc. (Chemicals)	91	6,840
International Game Technology (Entertainment)	273	4,562
International Paper Co. (Forest Products & Paper)	468	20,737
Intuit, Inc. (Software)	299	18,248
Intuitive Surgical, Inc.* (Healthcare-Products)	39	19,757
Invesco, Ltd. (Diversified Financial Services)	468	14,882
Iron Mountain, Inc. (Commercial Services)	182	4,843
J.C. Penney Co., Inc.* (Retail)	156	2,664
J.P. Morgan Chase & Co. (Banks)	3,978	209,999
Jabil Circuit, Inc. (Electronics)	195	3,974
Jacobs Engineering Group, Inc.* (Engineering & Construction)	143	7,884
JDS Uniphase Corp.* (Telecommunications)	247	3,552
Johnson & Johnson (Pharmaceuticals)	2,964	254,489
Johnson Controls, Inc. (Auto Parts & Equipment)	728	26,055
Joy Global, Inc. (Machinery-Construction & Mining)	117	5,678
Juniper Networks, Inc.* (Telecommunications)	533	10,292
Kansas City Southern Industries, Inc. (Transportation)	117	12,397
Kellogg Co. (Food)	273	17,535
KeyCorp (Banks)	975	10,764
Kimberly-Clark Corp. (Household Products/Wares)	403	39,147
Kimco Realty Corp. (REIT)	429	9,193
Kinder Morgan, Inc. (Pipelines)	663	25,293
KLA-Tencor Corp. (Semiconductors)	169	9,418
Kohls Corp. (Retail)	221	11,163
Kraft Foods Group, Inc. (Food)	624	34,863
Kroger Co. (Food)	546	18,859
L Brands, Inc. (Retail)	247	12,165
L-3 Communications Holdings, Inc. (Aerospace/Defense)	91	7,802
Laboratory Corp. of America Holdings* (Healthcare-Services)	104	10,410
Lam Research Corp.* (Semiconductors)	169	7,493
Legg Mason, Inc. (Diversified Financial Services)	117	3,628
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	156	4,850
Lennar Corp.—Class A (Home Builders)	169	6,091
Leucadia National Corp. (Holding Companies-Diversified)	312	8,181
Life Technologies Corp.* (Biotechnology)	182	13,470
Lincoln National Corp. (Insurance)	286	10,430
Linear Technology Corp. (Semiconductors)	247	9,099
Lockheed Martin Corp. (Aerospace/Defense)	286	31,020
Loews Corp. (Insurance)	325	14,430
Lorillard, Inc. (Agriculture)	403	17,603
Lowe’s Cos., Inc. (Retail)	1,131	46,258
LSI Logic Corp.* (Semiconductors)	585	4,177
LyondellBasell Industries N.V.—Class A (Chemicals)	403	26,702
M&T Bank Corp. (Banks)	130	14,528
Macy’s, Inc. (Retail)	403	19,344
Marathon Oil Corp. (Oil & Gas)	741	25,624
Marathon Petroleum Corp. (Oil & Gas)	338	24,018
Marriott International, Inc.—Class A (Lodging)	247	9,982
Marsh & McLennan Cos., Inc. (Insurance)	585	23,353
Masco Corp. (Building Materials)	377	7,348
MasterCard, Inc.—Class A (Commercial Services)	104	59,748
Mattel, Inc. (Toys/Games/Hobbies)	364	16,493
McCormick & Co., Inc. (Food)	143	10,061
McDonald’s Corp. (Retail)	1,053	104,246
McGraw-Hill Cos., Inc. (Media)	286	15,212
McKesson Corp. (Pharmaceuticals)	234	26,793
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	208	16,480
MeadWestvaco Corp. (Forest Products & Paper)	182	6,208
Medtronic, Inc. (Healthcare-Products)	1,066	54,867
Merck & Co., Inc. (Pharmaceuticals)	3,185	147,943
MetLife, Inc. (Insurance)	1,157	52,944
Microchip Technology, Inc. (Semiconductors)	208	7,748
Micron Technology, Inc.* (Semiconductors)	1,092	15,648
Microsoft Corp. (Software)	7,917	273,375

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 115

Common Stocks, continued

	Shares	Value
Molex, Inc. (Electrical Components & Equipment)	143	$4,196
Molson Coors Brewing Co.—Class B (Beverages)	169	8,088
Mondelez International, Inc.—Class A (Food)	1,885	53,779
Monsanto Co. (Chemicals)	559	55,228
Monster Beverage Corp.* (Beverages)	156	9,480
Moody’s Corp. (Commercial Services)	208	12,673
Morgan Stanley Dean Witter & Co. (Banks)	1,443	35,252
Motorola Solutions, Inc. (Telecommunications)	286	16,511
Murphy Oil Corp. (Oil & Gas)	195	11,874
Mylan Laboratories, Inc.* (Pharmaceuticals)	403	12,505
Nabors Industries, Ltd. (Oil & Gas)	312	4,777
NASDAQ Stock Market, Inc. (Diversified Financial Services)	130	4,263
National Oilwell Varco, Inc. (Oil & Gas Services)	455	31,350
NetApp, Inc.* (Computers)	377	14,243
Netflix, Inc.* (Internet)	65	13,721
Newell Rubbermaid, Inc. (Housewares)	299	7,849
Newfield Exploration Co.* (Oil & Gas)	143	3,416
Newmont Mining Corp. (Mining)	520	15,574
News Corp.—Class A (Media)	2,093	68,232
NextEra Energy, Inc. (Electric)	442	36,014
NIKE, Inc.—Class B (Apparel)	767	48,843
NiSource, Inc. (Gas)	325	9,308
Noble Corp. (Oil & Gas)	273	10,259
Noble Energy, Inc. (Oil & Gas)	377	22,635
Nordstrom, Inc. (Retail)	156	9,351
Norfolk Southern Corp. (Transportation)	338	24,556
Northeast Utilities System (Electric)	338	14,203
Northern Trust Corp. (Banks)	234	13,549
Northrop Grumman Corp. (Aerospace/Defense)	247	20,452
NRG Energy, Inc. (Electric)	338	9,025
Nucor Corp. (Iron/Steel)	338	14,642
NVIDIA Corp. (Semiconductors)	611	8,572
NYSE Euronext (Diversified Financial Services)	260	10,764
Occidental Petroleum Corp. (Oil & Gas)	845	75,399
Omnicom Group, Inc. (Advertising)	273	17,164
ONEOK, Inc. (Pipelines)	221	9,130
Oracle Corp. (Software)	3,874	119,009
O’Reilly Automotive, Inc.* (Retail)	117	13,177
Owens-Illinois, Inc.* (Packaging & Containers)	169	4,697
PACCAR, Inc. (Auto Manufacturers)	377	20,230
Pall Corp. (Miscellaneous Manufacturing)	117	7,772
Parker Hannifin Corp. (Miscellaneous Manufacturing)	156	14,882
Patterson Cos., Inc. (Healthcare-Products)	91	3,422
Paychex, Inc. (Commercial Services)	338	12,344
Peabody Energy Corp. (Coal)	286	4,187
Pentair, Ltd. (Miscellaneous Manufacturing)	221	12,749
People’s United Financial, Inc. (Savings & Loans)	351	5,230
Pepco Holdings, Inc. (Electric)	260	5,242
PepsiCo, Inc. (Beverages)	1,625	132,909
PerkinElmer, Inc. (Electronics)	117	3,803
Perrigo Co. (Pharmaceuticals)	91	11,011
PetSmart, Inc. (Retail)	104	6,967
Pfizer, Inc. (Pharmaceuticals)	7,033	196,994
PG&E Corp. (Electric)	468	21,402
Philip Morris International, Inc. (Agriculture)	1,729	149,766
Phillips 66 (Oil & Gas)	650	38,291
Pinnacle West Capital Corp. (Electric)	117	6,490
Pioneer Natural Resources Co. (Oil & Gas)	143	20,699
Pitney Bowes, Inc. (Office/Business Equipment)	208	3,053
Plum Creek Timber Co., Inc. (REIT)	169	7,887
PNC Financial Services Group (Banks)	559	40,762
PPG Industries, Inc. (Chemicals)	156	22,840
PPL Corp. (Electric)	624	18,882
Praxair, Inc. (Chemicals)	312	35,930
Precision Castparts Corp. (Metal Fabricate/Hardware)	156	35,258
Priceline.com, Inc.* (Internet)	52	43,011
Principal Financial Group, Inc. (Insurance)	286	10,711
Procter & Gamble Co. (Cosmetics/Personal Care)	2,886	222,193
Progressive Corp. (Insurance)	585	14,871
Prologis, Inc. (REIT)	520	19,614
Prudential Financial, Inc. (Insurance)	494	36,077
Public Service Enterprise Group, Inc. (Electric)	533	17,408
Public Storage, Inc. (REIT)	156	23,919
PulteGroup, Inc.* (Home Builders)	364	6,905
PVH Corp. (Retail)	91	11,380
QEP Resources, Inc. (Oil & Gas)	195	5,417
Qualcomm, Inc. (Semiconductors)	1,820	111,166
Quanta Services, Inc.* (Commercial Services)	221	5,848
Quest Diagnostics, Inc. (Healthcare-Services)	169	10,246
Ralph Lauren Corp. (Apparel)	65	11,293
Range Resources Corp. (Oil & Gas)	169	13,067
Raytheon Co. (Aerospace/Defense)	338	22,349
Red Hat, Inc.* (Software)	195	9,325
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	78	17,541
Regions Financial Corp. (Banks)	1,495	14,247
Republic Services, Inc. (Environmental Control)	312	10,589
Reynolds American, Inc. (Agriculture)	338	16,349
Robert Half International, Inc. (Commercial Services)	143	4,752
Rockwell Automation, Inc. (Machinery-Diversified)	143	11,889
Rockwell Collins, Inc. (Aerospace/Defense)	143	9,068
Roper Industries, Inc. (Machinery-Diversified)	104	12,919
Ross Stores, Inc. (Retail)	234	15,166
Rowan Cos. PLC—Class A* (Oil & Gas)	130	4,429
Ryder System, Inc. (Transportation)	52	3,161
Safeway, Inc. (Food)	260	6,152
SAIC, Inc. (Commercial Services)	299	4,165
Salesforce.com, Inc.* (Software)	572	21,839
SanDisk Corp.* (Computers)	260	15,886
SCANA Corp. (Electric)	143	7,021
Schlumberger, Ltd. (Oil & Gas Services)	1,404	100,610
Scripps Networks Interactive—Class A (Media)	91	6,075
Seagate Technology PLC (Computers)	338	15,153
Sealed Air Corp. (Packaging & Containers)	208	4,982
Sempra Energy (Gas)	234	19,131
Sherwin-Williams Co. (Chemicals)	91	16,071
Sigma-Aldrich Corp. (Chemicals)	130	10,447
Simon Property Group, Inc. (REIT)	325	51,324
SLM Corp. (Diversified Financial Services)	468	10,698
Snap-on, Inc. (Hand/Machine Tools)	65	5,810
Southern Co. (Electric)	923	40,731
Southwest Airlines Co. (Airlines)	767	9,887
Southwestern Energy Co.* (Oil & Gas)	377	13,772
Spectra Energy Corp. (Pipelines)	702	24,191
Sprint Nextel Corp.* (Telecommunications)	3,185	22,359
St. Jude Medical, Inc. (Healthcare-Products)	299	13,643
Stanley Black & Decker, Inc. (Hand/Machine Tools)	169	13,064
Staples, Inc. (Retail)	702	11,134
Starbucks Corp. (Retail)	793	51,933

See accompanying notes to financial statements.

116 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	208	$13,143
State Street Corp. (Banks)	481	31,366
Stericycle, Inc.* (Environmental Control)	91	10,049
Stryker Corp. (Healthcare-Products)	299	19,339
SunTrust Banks, Inc. (Banks)	572	18,058
Symantec Corp. (Internet)	728	16,358
Sysco Corp. (Food)	624	21,316
T. Rowe Price Group, Inc. (Diversified Financial Services)	273	19,970
Target Corp. (Retail)	676	46,549
TE Connectivity, Ltd. (Electronics)	442	20,129
TECO Energy, Inc. (Electric)	221	3,799
Tenet Healthcare Corp.* (Healthcare-Services)	104	4,794
Teradata Corp.* (Computers)	169	8,489
Teradyne, Inc.* (Semiconductors)	195	3,426
Tesoro Petroleum Corp. (Oil & Gas)	143	7,482
Texas Instruments, Inc. (Semiconductors)	1,170	40,798
Textron, Inc. (Miscellaneous Manufacturing)	299	7,789
The ADT Corp. (Commercial Services)	234	9,325
The AES Corp. (Electric)	650	7,794
The Charles Schwab Corp. (Diversified Financial Services)	1,157	24,563
The Chubb Corp. (Insurance)	273	23,109
The Dow Chemical Co. (Chemicals)	1,274	40,985
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	247	16,245
The Gap, Inc. (Retail)	312	13,020
The Goldman Sachs Group, Inc. (Banks)	455	68,819
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	260	3,975
The Hershey Co. (Food)	156	13,928
The Home Depot, Inc. (Retail)	1,534	118,838
The Interpublic Group of Cos., Inc. (Advertising)	455	6,620
The JM Smucker Co.—Class A (Food)	117	12,069
The Macerich Co. (REIT)	143	8,719
The Mosaic Co. (Chemicals)	286	15,390
The Travelers Cos., Inc. (Insurance)	403	32,208
The Williams Cos., Inc. (Pipelines)	715	23,216
Thermo Fisher Scientific, Inc. (Electronics)	377	31,905
Tiffany & Co. (Retail)	130	9,469
Time Warner Cable, Inc. (Media)	312	35,094
Time Warner, Inc. (Media)	988	57,126
TJX Cos., Inc. (Retail)	754	37,745
Torchmark Corp. (Insurance)	91	5,928
Total System Services, Inc. (Commercial Services)	169	4,137
TripAdvisor, Inc.* (Internet)	117	7,121
Tyco International, Ltd. (Electronics)	494	16,277
Tyson Foods, Inc.—Class A (Food)	299	7,678
U.S. Bancorp (Banks)	1,950	70,493
Union Pacific Corp. (Transportation)	494	76,215
United Parcel Service, Inc.—Class B (Transportation)	754	65,206
United States Steel Corp. (Iron/Steel)	156	2,735
United Technologies Corp. (Aerospace/Defense)	897	83,366
UnitedHealth Group, Inc. (Healthcare-Services)	1,079	70,653
UnumProvident Corp. (Insurance)	286	8,400
Urban Outfitters, Inc.* (Retail)	117	4,706
V.F. Corp. (Apparel)	91	17,568
Valero Energy Corp. (Oil & Gas)	572	19,888
Varian Medical Systems, Inc.* (Healthcare-Products)	117	7,892
Ventas, Inc. (REIT)	312	21,672
VeriSign, Inc.* (Internet)	156	6,967
Verizon Communications, Inc. (Telecommunications)	3,016	151,825
Viacom, Inc.—Class B (Media)	468	31,847
Visa, Inc.—Class A (Commercial Services)	533	97,406
Vornado Realty Trust (REIT)	182	15,079
Vulcan Materials Co. (Mining)	143	6,923
W.W. Grainger, Inc. (Distribution/Wholesale)	65	16,392
Walgreen Co. (Retail)	910	40,222
Wal-Mart Stores, Inc. (Retail)	1,729	128,793
Walt Disney Co. (Media)	1,898	119,858
Washington Post Co.—Class B (Media)	13	6,289
Waste Management, Inc. (Environmental Control)	468	18,875
Waters Corp.* (Electronics)	91	9,105
WellPoint, Inc. (Healthcare-Services)	312	25,534
Wells Fargo & Co. (Banks)	5,187	214,068
Western Digital Corp. (Computers)	221	13,722
Western Union Co. (Commercial Services)	585	10,009
Weyerhaeuser Co. (REIT)	572	16,296
Whirlpool Corp. (Home Furnishings)	78	8,920
Whole Foods Market, Inc. (Food)	364	18,739
Windstream Corp. (Telecommunications)	624	4,811
Wisconsin Energy Corp. (Electric)	247	10,125
WPX Energy, Inc.* (Oil & Gas)	208	3,940
Wyndham Worldwide Corp. (Lodging)	143	8,184
Wynn Resorts, Ltd. (Lodging)	78	9,984
Xcel Energy, Inc. (Electric)	520	14,737
Xerox Corp. (Office/Business Equipment)	1,300	11,791
Xilinx, Inc. (Semiconductors)	273	10,814
XL Group PLC (Insurance)	299	9,066
Xylem, Inc. (Machinery-Diversified)	195	5,253
Yahoo!, Inc.* (Internet)	1,001	25,135
YUM! Brands, Inc. (Retail)	468	32,451
Zimmer Holdings, Inc. (Healthcare-Products)	182	13,639
Zions Bancorp (Banks)	195	5,632
Zoetis, Inc. (Pharmaceuticals)	533	16,464
TOTAL COMMON STOCKS (Cost $11,689,764)		15,089,907

Repurchase Agreements(b)(c) (20.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $5,988,008	$5,988,000	$5,988,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,988,000)		5,988,000
TOTAL INVESTMENT SECURITIES (Cost $17,677,764)—73.5%		21,077,907
Net other assets (liabilities)—26.5%		7,612,662
NET ASSETS—100.0%		$28,690,569

*                      Non-income producing security

(a)              Number of shares is less than 0.50.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $3,349,000.

(c)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 117

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $798,750)	10	$(3,243)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$9,593,600	$(41,422)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	11,071,283	(29,255)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	16,133,685	(12,638)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	4,102,712	(28,753)
		$(112,068)

ProFund VP UltraBull invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$23,784	0.1%
Aerospace/Defense	274,795	1.0%
Agriculture	281,226	1.0%
Airlines	9,887	NM
Apparel	100,146	0.3%
Auto Manufacturers	111,232	0.4%
Auto Parts & Equipment	55,925	0.2%
Banks	1,176,837	4.0%
Beverages	361,725	1.3%
Biotechnology	315,813	1.1%
Building Materials	7,348	NM
Chemicals	364,138	1.3%
Coal	10,881	NM
Commercial Services	275,759	1.0%
Computers	869,085	3.0%
Cosmetics/Personal Care	300,886	1.0%
Distribution/Wholesale	42,699	0.1%
Diversified Financial Services	301,357	1.1%
Electric	445,152	1.6%
Electrical Components & Equipment	45,319	0.2%
Electronics	188,378	0.7%
Engineering & Construction	17,907	0.1%
Entertainment	4,562	NM
Environmental Control	39,513	0.1%
Food	276,892	1.0%
Forest Products & Paper	26,945	0.1%
Gas	44,700	0.2%
Hand/Machine Tools	18,873	0.1%
Healthcare-Products	274,743	1.0%
Healthcare-Services	194,172	0.7%
Holding Companies-Diversified	8,181	NM
Home Builders	19,359	0.1%
Home Furnishings	13,148	NM
Household Products/Wares	55,483	0.2%
Housewares	7,849	NM
Insurance	664,497	2.3%
Internet	547,895	1.9%
Iron/Steel	22,990	0.1%
Leisure Time	28,876	0.1%
Lodging	41,293	0.1%
Machinery-Construction & Mining	62,514	0.2%
Machinery-Diversified	90,970	0.3%
Media	551,569	1.9%
Metal Fabricate/Hardware	35,258	0.1%
Mining	61,491	0.2%
Miscellaneous Manufacturing	505,668	1.8%
Office/Business Equipment	14,844	0.1%
Oil & Gas	1,281,369	4.4%
Oil & Gas Services	224,423	0.8%
Packaging & Containers	20,229	0.1%
Pharmaceuticals	1,073,675	3.7%
Pipelines	81,830	0.3%
Real Estate	7,592	NM
REIT	317,502	1.1%
Retail	988,598	3.4%
Savings & Loans	9,874	NM
Semiconductors	424,224	1.5%
Software	562,155	2.0%
Telecommunications	624,168	2.2%
Textiles	4,736	NM
Toys/Games/Hobbies	21,738	0.1%
Transportation	255,230	0.9%
Other**	13,600,662	47.4%
Total	$28,690,569	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

118 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$17,677,764
Securities, at value	15,089,907
Repurchase agreements, at value	5,988,000
Total Investment Securities, at value	21,077,907
Cash	690
Segregated cash balances with brokers	38,700
Dividends and interest receivable	14,763
Receivable for capital shares issued	13,552,870
Receivable for investments sold	3,635
Prepaid expenses	362
TOTAL ASSETS	34,688,927

LIABILITIES:
Payable for investments purchased	5,804,502
Payable for capital shares redeemed	21,212
Unrealized loss on swap agreements	112,068
Variation margin on futures contracts	4,750
Advisory fees payable	12,301
Management services fees payable	1,640
Administration fees payable	783
Administrative services fees payable	5,204
Distribution fees payable	8,936
Trustee fees payable	8
Transfer agency fees payable	2,591
Fund accounting fees payable	1,730
Compliance services fees payable	191
Other accrued expenses	22,442
TOTAL LIABILITIES	5,998,358
NET ASSETS	$28,690,569

NET ASSETS CONSIST OF:
Capital	$22,971,305
Accumulated net investment income (loss)	(56,864)
Accumulated net realized gains (losses) on investments	2,491,296
Net unrealized appreciation (depreciation) on investments	3,284,832
NET ASSETS	$28,690,569

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,938,726
Net Asset Value (offering and redemption price per share)	$14.80

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$120,802
Interest	1,874
Foreign tax withholding	(48)
TOTAL INVESTMENT INCOME	122,628

EXPENSES:
Advisory fees	80,494
Management services fees	10,732
Administration fees	5,164
Transfer agency fees	8,258
Administrative services fees	20,930
Distribution fees	26,831
Custody fees	17,070
Fund accounting fees	12,578
Trustee fees	337
Compliance services fees	147
Other fees	7,844
Total Gross Expenses before reductions	190,385
Less Expenses reduced by the Advisor	(10,079)
TOTAL NET EXPENSES	180,306
NET INVESTMENT INCOME (LOSS)	(57,678)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	615,531
Net realized gains (losses) on futures contracts	461,027
Net realized gains (losses) on swap agreements	4,540,745
Change in net unrealized appreciation/depreciation on investments	290,403
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,907,706

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,850,028

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 119

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(57,678)	$(89,715)
Net realized gains (losses) on investments	5,617,303	5,678,248
Change in net unrealized appreciation/depreciation on investments	290,403	1,534,960
Change in net assets resulting from operations	5,850,028	7,123,493

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,264,733)	—
Change in net assets resulting from distributions	(2,264,733)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	399,205,994	685,586,294
Dividends reinvested	2,264,733	—
Value of shares redeemed	(395,615,485)	(700,175,562)
Change in net assets resulting from capital transactions	5,855,242	(14,589,268)
Change in net assets	9,440,537	(7,465,775)

NET ASSETS:
Beginning of period	19,250,032	26,715,807
End of period	$28,690,569	$19,250,032
Accumulated net investment income (loss)	$(56,864)	$814

SHARE TRANSACTIONS:
Issued	26,025,421	54,421,452
Reinvested	154,695	—
Redeemed	(25,675,396)	(55,553,176)
Change in shares	504,720	(1,131,724)

See accompanying notes to financial statements.

120 :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$13.42		$10.41	$11.74	$9.61	$6.72	$21.04

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.06)	(0.12)	(0.09)	(0.02)	0.09
Net realized and unrealized gains (losses) on investments	3.60		3.07	(0.31)	2.22	3.01	(14.12)
Total income (loss) from investment activities	3.56		3.01	(0.43)	2.13	2.99	(14.03)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.10)	(0.29)
Net realized gains on investments	(2.18)		—	(0.84)	—	—	—
Return of capital	—		—	(0.06)	—	—	—
Total distributions	(2.18)		—	(0.90)	—	(0.10)	(0.29)

Net Asset Value, End of Period	$14.80		$13.42	$10.41	$11.74	$9.61	$6.72

Total Return	26.70	%(b)	28.91%	(4.83)%	22.16%	44.64%	(67.40)%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.84%	1.68%	1.78%	1.78%	1.81%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	(0.54)%		(0.45)%	(1.01)%	(0.94)%	(0.21)%	0.67%

Supplemental Data:
Net assets, end of period (000’s)	$28,691		$19,250	$26,716	$22,903	$27,373	$52,283
Portfolio turnover rate(d)	980	%(b)	1,571%	3%	1,329%	629%	909%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                    Not annualized for periods less than one year.

(c)                     Annualized for periods less than one year.

(d)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 121

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	13%
Swap Agreements	114%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	1.0%
Ametek, Inc.	0.6%
Equinix, Inc.	0.5%
Alliance Data Systems Corp.	0.5%
Green Mountain Coffee Roasters, Inc.	0.5%

S&P MidCap 400 — Composition

% of Index
Financial	23%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	13%
Technology	9%
Utilities	5%
Energy	5%
Communications	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.2%)

	Shares	Value
3D Systems Corp.* (Computers)	936	$41,090
Aaron’s, Inc. (Commercial Services)	702	19,663
ACI Worldwide, Inc.* (Software)	390	18,127
Acuity Brands, Inc. (Electrical Components & Equipment)	468	35,343
Acxiom Corp.* (Software)	780	17,690
ADTRAN, Inc. (Telecommunications)	624	15,357
Advance Auto Parts, Inc. (Retail)	780	63,313
Advent Software, Inc.* (Software)	312	10,939
Aecom Technology Corp.* (Engineering & Construction)	1,092	34,715
Aeropostale, Inc.* (Retail)	780	10,764
Affiliated Managers Group, Inc.* (Diversified Financial Services)	546	89,511
AGCO Corp. (Machinery-Diversified)	1,014	50,893
Alaska Air Group, Inc.* (Airlines)	702	36,504
Albemarle Corp. (Chemicals)	936	58,303
Alexander & Baldwin, Inc.* (Real Estate)	468	18,603
Alexandria Real Estate Equities, Inc. (REIT)	702	46,135
Alleghany Corp.* (Insurance)	156	59,796
Alliance Data Systems Corp.* (Commercial Services)	546	98,842
Alliant Energy Corp. (Electric)	1,170	58,991
Alliant Techsystems, Inc. (Aerospace/Defense)	312	25,687
Allscripts Healthcare Solutions, Inc.* (Software)	1,794	23,214
Alpha Natural Resources, Inc.* (Coal)	2,262	11,852
AMC Networks, Inc.—Class A* (Media)	624	40,816
American Campus Communities, Inc. (REIT)	1,092	44,401
American Eagle Outfitters, Inc. (Retail)	1,794	32,758
American Financial Group, Inc. (Insurance)	780	38,150
Ametek, Inc. (Electrical Components & Equipment)	2,496	105,581
ANN, Inc.* (Retail)	468	15,538
ANSYS, Inc.* (Software)	936	68,421
AOL, Inc. (Internet)	780	28,454
Apollo Group, Inc.—Class A* (Commercial Services)	1,014	17,968
Apollo Investment Corp. (Investment Companies)	2,340	18,112
AptarGroup, Inc. (Miscellaneous Manufacturing)	702	38,757
Aqua America, Inc. (Water)	1,482	46,372
Arch Coal, Inc. (Coal)	2,184	8,256
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,092	43,517
Arthur J. Gallagher & Co. (Insurance)	1,326	57,933
Ascena Retail Group, Inc.* (Retail)	1,326	23,139
Ashland, Inc. (Chemicals)	780	65,129
Aspen Insurance Holdings, Ltd. (Insurance)	702	26,037
Associated Banc-Corp. (Banks)	1,716	26,684
Astoria Financial Corp. (Savings & Loans)	858	9,249
Atmel Corp.* (Semiconductors)	4,446	32,678
Atmos Energy Corp. (Gas)	936	38,432
Atwood Oceanics, Inc.* (Oil & Gas)	624	32,480
Avnet, Inc.* (Electronics)	1,404	47,174
Bally Technologies, Inc.* (Entertainment)	390	22,004
BancorpSouth, Inc. (Banks)	858	15,187
Bank of Hawaii Corp. (Banks)	468	23,550
Barnes & Noble, Inc.* (Retail)	390	6,224
BE Aerospace, Inc.* (Aerospace/Defense)	1,092	68,884
Big Lots, Inc.* (Retail)	624	19,675
Bill Barrett Corp.* (Oil & Gas)	468	9,463
BioMed Realty Trust, Inc. (REIT)	1,950	39,449
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	234	26,255
Black Hills Corp. (Electric)	468	22,815
Bob Evans Farms, Inc. (Retail)	312	14,658
BRE Properties, Inc.—Class A (REIT)	780	39,016
Brinker International, Inc. (Retail)	702	27,680
Broadridge Financial Solutions, Inc. (Software)	1,248	33,172
Brown & Brown, Inc. (Insurance)	1,248	40,236
Cabela’s, Inc.* (Retail)	468	30,308
Cabot Corp. (Chemicals)	624	23,350
Cadence Design Systems, Inc.* (Computers)	2,886	41,789
Camden Property Trust (REIT)	858	59,322
CARBO Ceramics, Inc. (Oil & Gas Services)	234	15,779
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	624	38,881
Carpenter Technology Corp. (Iron/Steel)	468	21,093
Carter’s, Inc. (Apparel)	546	40,442

See accompanying notes to financial statements.

122 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cathay Bancorp, Inc. (Banks)	780	$15,873
CBOE Holdings, Inc. (Diversified Financial Services)	936	43,655
Charles River Laboratories International, Inc.* (Biotechnology)	468	19,202
Chico’s FAS, Inc. (Retail)	1,638	27,944
Church & Dwight, Inc. (Household Products/Wares)	1,404	86,641
Ciena Corp.* (Telecommunications)	1,014	19,692
Cimarex Energy Co. (Oil & Gas)	858	55,762
Cinemark Holdings, Inc. (Entertainment)	1,014	28,310
City National Corp. (Banks)	468	29,657
Clarcor, Inc. (Miscellaneous Manufacturing)	546	28,507
Clean Harbors, Inc.* (Environmental Control)	546	27,589
Cleco Corp. (Electric)	624	28,972
Commerce Bancshares, Inc. (Banks)	780	33,977
Commercial Metals Co. (Iron/Steel)	1,170	17,281
Community Health Systems, Inc. (Healthcare-Services)	936	43,880
CommVault Systems, Inc.* (Software)	468	35,517
Compass Minerals International, Inc. (Mining)	312	26,373
Compuware Corp. (Software)	2,184	22,604
Concur Technologies, Inc.* (Software)	468	38,086
Convergys Corp. (Commercial Services)	1,092	19,034
Con-way, Inc. (Transportation)	546	21,272
Copart, Inc.* (Retail)	1,092	33,634
CoreLogic, Inc.* (Commercial Services)	1,014	23,494
Corporate Office Properties Trust (REIT)	858	21,879
Corrections Corp. of America (REIT)	1,170	39,628
Covance, Inc.* (Healthcare-Services)	546	41,572
Crane Co. (Miscellaneous Manufacturing)	468	28,043
Cree, Inc.* (Semiconductors)	1,248	79,697
CST Brands, Inc.* (Retail)	624	19,225
Cullen/Frost Bankers, Inc. (Banks)	624	41,665
Cypress Semiconductor Corp. (Semiconductors)	1,404	15,065
Cytec Industries, Inc. (Chemicals)	468	34,281
Dean Foods Co.* (Food)	1,950	19,539
Deckers Outdoor Corp.* (Apparel)	390	19,699
Deluxe Corp. (Commercial Services)	546	18,919
DeVry, Inc. (Commercial Services)	546	16,937
Dick’s Sporting Goods, Inc. (Retail)	1,014	50,761
Diebold, Inc. (Computers)	624	21,023
Domino’s Pizza, Inc. (Retail)	546	31,750
Domtar Corp. (Forest Products & Paper)	312	20,748
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,404	50,066
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	702	18,013
Dresser-Rand Group, Inc.* (Oil & Gas Services)	780	46,784
Dril-Quip, Inc.* (Oil & Gas Services)	390	35,213
DST Systems, Inc. (Computers)	312	20,383
Duke Realty Corp. (REIT)	3,354	52,289
Eagle Materials, Inc. (Building Materials)	468	31,014
East West Bancorp, Inc. (Banks)	1,404	38,610
Eaton Vance Corp. (Diversified Financial Services)	1,248	46,912
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,170	43,044
Energen Corp. (Oil & Gas)	780	40,763
Energizer Holdings, Inc. (Electrical Components & Equipment)	624	62,718
Equinix, Inc.* (Internet)	546	100,858
Equity One, Inc. (REIT)	624	14,121
Essex Property Trust, Inc. (REIT)	390	61,979
Esterline Technologies Corp.* (Aerospace/Defense)	312	22,554
Everest Re Group, Ltd. (Insurance)	546	70,029
Exelis, Inc. (Aerospace/Defense)	1,950	26,891
Extra Space Storage, Inc. (REIT)	1,092	45,788
FactSet Research Systems, Inc. (Media)	390	39,757
Fair Isaac Corp. (Software)	390	17,874
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,326	18,299
Federal Realty Investment Trust (REIT)	702	72,783
Federated Investors, Inc.—Class B (Diversified Financial Services)	936	25,656
Fidelity National Title Group, Inc.—Class A (Insurance)	2,184	52,001
First American Financial Corp. (Insurance)	1,092	24,068
First Horizon National Corp. (Banks)	2,496	27,955
First Niagara Financial Group, Inc. (Savings & Loans)	3,666	36,917
FirstMerit Corp. (Banks)	1,716	34,371
Flowers Foods, Inc. (Food)	1,794	39,557
Foot Locker, Inc. (Retail)	1,560	54,803
Fortune Brands Home & Security, Inc. (Building Materials)	1,716	66,478
FTI Consulting, Inc.* (Commercial Services)	390	12,827
Fulton Financial Corp. (Banks)	2,028	23,281
Gardner Denver, Inc. (Machinery-Diversified)	546	41,048
Gartner Group, Inc.* (Commercial Services)	936	53,343
GATX Corp. (Trucking & Leasing)	468	22,197
General Cable Corp. (Electrical Components & Equipment)	546	16,790
Genesee & Wyoming, Inc.—Class A* (Transportation)	546	46,323
Gentex Corp. (Electronics)	1,482	34,160
Global Payments, Inc. (Commercial Services)	780	36,130
Graco, Inc. (Machinery-Diversified)	624	39,443
Granite Construction, Inc. (Engineering & Construction)	390	11,606
Great Plains Energy, Inc. (Electric)	1,560	35,162
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,248	93,675
Greenhill & Co., Inc. (Diversified Financial Services)	234	10,703
Greif, Inc.—Class A (Packaging & Containers)	312	16,433
GUESS?, Inc. (Retail)	624	19,363
Hancock Holding Co. (Banks)	858	25,800
Hanesbrands, Inc. (Apparel)	1,014	52,140
Hanover Insurance Group, Inc. (Insurance)	468	22,899
Harris Teeter Supermarkets, Inc. (Food)	546	25,586
Harsco Corp. (Miscellaneous Manufacturing)	858	19,897
Hawaiian Electric Industries, Inc. (Electric)	1,014	25,664
HCC Insurance Holdings, Inc. (Insurance)	1,014	43,714
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,652	41,689
Health Net, Inc.* (Healthcare-Services)	858	27,302
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,014	23,363
Henry Schein, Inc.* (Healthcare-Products)	936	89,623
Herman Miller, Inc. (Office Furnishings)	624	16,891
Highwoods Properties, Inc. (REIT)	858	30,553
Hill-Rom Holdings, Inc. (Healthcare-Products)	624	21,016
Hillshire Brands Co. (Food)	1,248	41,284
HMS Holdings Corp.* (Commercial Services)	936	21,809
HNI Corp. (Office Furnishings)	468	16,881
HollyFrontier Corp. (Oil & Gas)	2,106	90,096
Hologic, Inc.* (Healthcare-Products)	2,808	54,194

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 123

Common Stocks, continued

	Shares	Value
Home Properties, Inc. (REIT)	546	$35,692
Hospitality Properties Trust (REIT)	1,482	38,947
HSN, Inc. (Retail)	390	20,951
Hubbell, Inc.—Class B (Electrical Components & Equipment)	546	54,054
Huntington Ingalls Industries, Inc. (Shipbuilding)	546	30,838
IDACORP, Inc. (Electric)	546	26,077
IDEX Corp. (Machinery-Diversified)	858	46,169
IDEXX Laboratories, Inc.* (Healthcare-Products)	546	49,020
Informatica Corp.* (Software)	1,092	38,198
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,560	29,624
Ingredion, Inc. (Food)	780	51,183
Integrated Device Technology, Inc.* (Semiconductors)	1,560	12,386
InterDigital, Inc. (Telecommunications)	390	17,414
International Bancshares Corp. (Banks)	546	12,329
International Rectifier Corp.* (Semiconductors)	702	14,700
International Speedway Corp.—Class A (Entertainment)	234	7,364
Intersil Corp.—Class A (Semiconductors)	1,326	10,369
Intrepid Potash, Inc. (Chemicals)	546	10,401
Itron, Inc.* (Electronics)	390	16,548
ITT Corp. (Miscellaneous Manufacturing)	936	27,528
J.B. Hunt Transport Services, Inc. (Transportation)	936	67,616
Jack Henry & Associates, Inc. (Computers)	858	40,438
Janus Capital Group, Inc. (Diversified Financial Services)	1,950	16,595
Jarden Corp.* (Household Products/Wares)	1,014	44,362
JetBlue Airways Corp.* (Airlines)	2,340	14,742
John Wiley & Sons, Inc. (Media)	468	18,762
Jones Lang LaSalle, Inc. (Real Estate)	468	42,654
KB Home (Home Builders)	858	16,843
KBR, Inc. (Engineering & Construction)	1,560	50,700
Kemper Corp. (Insurance)	546	18,700
Kennametal, Inc. (Hand/Machine Tools)	780	30,287
Kilroy Realty Corp. (REIT)	780	41,348
Kirby Corp.* (Transportation)	624	49,633
Lamar Advertising Co.—Class A* (Advertising)	546	23,696
Lancaster Colony Corp. (Food)	234	18,250
Landstar System, Inc. (Transportation)	468	24,102
Lender Processing Services, Inc. (Commercial Services)	858	27,756
Lennox International, Inc. (Building Materials)	468	30,205
Lexmark International, Inc.—Class A (Computers)	624	19,076
Liberty Property Trust (REIT)	1,248	46,126
Life Time Fitness, Inc.* (Leisure Time)	390	19,543
LifePoint Hospitals, Inc.* (Healthcare-Services)	468	22,857
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	858	49,138
LKQ Corp.* (Distribution/Wholesale)	3,120	80,340
Louisiana-Pacific Corp.* (Building Materials)	1,404	20,765
M.D.C. Holdings, Inc. (Home Builders)	390	12,679
Mack-Cali Realty Corp. (REIT)	858	21,012
Mallinckrodt PLC* (Pharmaceuticals)	624	28,348
Manpower, Inc. (Commercial Services)	780	42,743
ManTech International Corp.—Class A (Software)	234	6,112
Martin Marietta Materials (Building Materials)	468	46,061
Masimo Corp. (Healthcare-Products)	546	11,575
Matson, Inc. (Transportation)	468	11,700
Matthews International Corp.—Class A (Commercial Services)	312	11,762
MDU Resources Group, Inc. (Electric)	1,950	50,525
Mednax, Inc.* (Healthcare-Services)	546	50,003
Mentor Graphics Corp. (Computers)	1,014	19,824
Mercury General Corp. (Insurance)	390	17,144
Meredith Corp. (Media)	390	18,603
Mettler Toledo International, Inc.* (Electronics)	312	62,774
Micros Systems, Inc.* (Computers)	780	33,657
Mine Safety Appliances Co. (Environmental Control)	312	14,524
Minerals Technologies, Inc. (Chemicals)	390	16,123
Mohawk Industries, Inc.* (Textiles)	624	70,194
Monster Worldwide, Inc.* (Commercial Services)	1,170	5,745
MSC Industrial Direct Co.—Class A (Retail)	468	36,251
MSCI, Inc.—Class A* (Software)	1,248	41,521
National Fuel Gas Co. (Electric)	858	49,721
National Instruments Corp. (Electronics)	1,014	28,331
National Retail Properties, Inc. (REIT)	1,248	42,931
NCR Corp.* (Computers)	1,716	56,610
NeuStar, Inc.—Class A* (Telecommunications)	702	34,172
New York Community Bancorp (Savings & Loans)	4,524	63,336
NewMarket Corp. (Chemicals)	78	20,480
Nordson Corp. (Machinery-Diversified)	546	37,843
NV Energy, Inc. (Electric)	2,418	56,726
NVR, Inc.* (Home Builders)	78	71,915
Oceaneering International, Inc. (Oil & Gas Services)	1,092	78,842
Office Depot, Inc.* (Retail)	2,964	11,471
OGE Energy Corp. (Electric)	1,014	69,156
Oil States International, Inc.* (Oil & Gas Services)	546	50,581
Old Republic International Corp. (Insurance)	2,496	32,124
Olin Corp. (Chemicals)	858	20,523
OMEGA Healthcare Investors, Inc. (REIT)	1,170	36,293
Omnicare, Inc. (Pharmaceuticals)	1,092	52,100
Oshkosh Truck Corp.* (Auto Manufacturers)	936	35,540
Owens & Minor, Inc. (Distribution/Wholesale)	624	21,110
Packaging Corp. of America (Packaging & Containers)	1,014	49,645
Panera Bread Co.—Class A* (Retail)	312	58,013
Patterson-UTI Energy, Inc. (Oil & Gas)	1,482	28,684
Plantronics, Inc. (Telecommunications)	468	20,555
PNM Resources, Inc. (Electric)	858	19,039
Polaris Industries, Inc. (Leisure Time)	624	59,280
Polycom, Inc.* (Telecommunications)	1,794	18,909
Post Holdings, Inc.* (Food)	312	13,622
Potlatch Corp. (REIT)	390	15,772
Primerica, Inc. (Insurance)	468	17,522
Prosperity Bancshares, Inc. (Banks)	468	24,238
Protective Life Corp. (Insurance)	780	29,960
PTC, Inc.* (Software)	1,248	30,613
Questar Corp. (Gas)	1,794	42,787
R.R. Donnelley & Sons Co. (Commercial Services)	1,872	26,227
Rackspace Hosting, Inc.* (Internet)	1,170	44,331
Raymond James Financial Corp. (Diversified Financial Services)	1,170	50,287
Rayonier, Inc. (REIT)	1,326	73,447
Realty Income Corp. (REIT)	2,028	85,013
Regal-Beloit Corp. (Hand/Machine Tools)	468	30,345
Regency Centers Corp. (REIT)	936	47,558
Regis Corp. (Retail)	624	10,246

See accompanying notes to financial statements.

124 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Reinsurance Group of America, Inc. (Insurance)	780	$53,906
Reliance Steel & Aluminum Co. (Iron/Steel)	780	51,137
Rent-A-Center, Inc. (Commercial Services)	624	23,431
ResMed, Inc. (Healthcare-Products)	1,482	66,883
RF Micro Devices, Inc.* (Telecommunications)	2,886	15,440
Riverbed Technology, Inc.* (Computers)	1,716	26,701
Rock-Tenn Co.—Class A (Packaging & Containers)	780	77,907
Rollins, Inc. (Commercial Services)	702	18,182
Rosetta Resources, Inc.* (Oil & Gas)	624	26,532
Rovi Corp.* (Semiconductors)	1,092	24,941
Royal Gold, Inc. (Mining)	702	29,541
RPM, Inc. (Chemicals)	1,404	44,844
Saks, Inc.* (Retail)	1,014	13,831
Scholastic Corp. (Media)	312	9,138
Scientific Games Corp.—Class A* (Entertainment)	546	6,143
SEI Investments Co. (Commercial Services)	1,404	39,916
Semtech Corp.* (Semiconductors)	702	24,591
Senior Housing Properties Trust (REIT)	1,950	50,564
Sensient Technologies Corp. (Chemicals)	546	22,097
Service Corp. International (Commercial Services)	2,184	39,378
Signature Bank* (Banks)	468	38,853
Signet Jewelers, Ltd. (Retail)	858	57,855
Silgan Holdings, Inc. (Packaging & Containers)	468	21,977
Silicon Laboratories, Inc.* (Semiconductors)	390	16,150
Skyworks Solutions, Inc.* (Semiconductors)	1,950	42,686
SL Green Realty Corp. (REIT)	936	82,545
SM Energy Co. (Oil & Gas)	702	42,106
Smithfield Foods, Inc.* (Food)	1,326	43,426
Solarwinds, Inc.* (Software)	624	24,217
Solera Holdings, Inc. (Software)	702	39,066
Sonoco Products Co. (Packaging & Containers)	1,014	35,054
Sotheby’s—Class A (Commercial Services)	702	26,613
SPX Corp. (Miscellaneous Manufacturing)	468	33,687
StanCorp Financial Group, Inc. (Insurance)	468	23,124
Steel Dynamics, Inc. (Iron/Steel)	2,262	33,726
STERIS Corp. (Healthcare-Products)	624	26,757
Strayer Education, Inc. (Commercial Services)	78	3,809
SunEdison, Inc.* (Semiconductors)	2,418	19,755
Superior Energy Services, Inc.* (Oil & Gas Services)	1,638	42,490
SUPERVALU, Inc.* (Food)	2,106	13,099
SVB Financial Group* (Banks)	468	38,994
Synopsys, Inc.* (Computers)	1,560	55,770
Synovus Financial Corp. (Banks)	8,190	23,915
Taubman Centers, Inc. (REIT)	624	46,894
TCF Financial Corp. (Banks)	1,716	24,333
Tech Data Corp.* (Electronics)	390	18,365
Techne Corp. (Healthcare-Products)	390	26,941
Teleflex, Inc. (Healthcare-Products)	390	30,221
Telephone & Data Systems, Inc. (Telecommunications)	1,014	24,995
Tempur-Pedic International, Inc.* (Home Furnishings)	624	27,394
Terex Corp.* (Machinery-Construction & Mining)	1,170	30,771
The Brink’s Co. (Commercial Services)	468	11,939
The Cheesecake Factory, Inc. (Retail)	546	22,872
The Cooper Cos., Inc. (Healthcare-Products)	468	55,715
The Corporate Executive Board Co. (Commercial Services)	312	19,725
The New York Times Co.—Class A* (Media)	1,248	13,803
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	390	18,841
The Timken Co. (Metal Fabricate/Hardware)	858	48,288
The Valspar Corp. (Chemicals)	858	55,487
The Wendy’s Co. (Retail)	2,964	17,280
Thor Industries, Inc. (Home Builders)	468	23,016
Thoratec Corp.* (Healthcare-Products)	624	19,537
Tibco Software, Inc.* (Internet)	1,638	35,053
Tidewater, Inc. (Transportation)	546	31,106
Toll Brothers, Inc.* (Home Builders)	1,560	50,903
Tootsie Roll Industries, Inc. (Food)	234	7,437
Towers Watson & Co.—Class A (Commercial Services)	546	44,739
Tractor Supply Co. (Retail)	702	82,562
Trimble Navigation, Ltd.* (Electronics)	2,652	68,978
Trinity Industries, Inc. (Miscellaneous Manufacturing)	780	29,983
Triumph Group, Inc. (Aerospace/Defense)	546	43,216
Trustmark Corp. (Banks)	702	17,255
Tupperware Corp. (Household Products/Wares)	546	42,419
tw telecom, Inc.* (Telecommunications)	1,560	43,898
UDR, Inc. (REIT)	2,574	65,611
UGI Corp. (Gas)	1,170	45,759
Under Armour, Inc.—Class A* (Apparel)	780	46,574
Unit Corp.* (Oil & Gas)	468	19,927
United Natural Foods, Inc.* (Food)	546	29,479
United Rentals, Inc.* (Commercial Services)	936	46,715
United Therapeutics Corp.* (Biotechnology)	468	30,804
Universal Corp. (Agriculture)	234	13,537
Universal Health Services, Inc.—Class B (Healthcare-Services)	936	62,675
URS Corp. (Engineering & Construction)	780	36,832
UTI Worldwide, Inc. (Transportation)	1,092	17,985
Valassis Communications, Inc.—Class A (Commercial Services)	390	9,590
Valley National Bancorp (Banks)	2,028	19,205
Valmont Industries, Inc. (Metal Fabricate/Hardware)	234	33,483
ValueClick, Inc.* (Internet)	702	17,325
VCA Antech, Inc.* (Pharmaceuticals)	936	24,420
Vectren Corp. (Gas)	858	29,026
VeriFone Systems, Inc.* (Software)	1,092	18,357
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,262	180,666
Vishay Intertechnology, Inc.* (Electronics)	1,404	19,502
W.R. Berkley Corp. (Insurance)	1,170	47,806
Wabtec Corp. (Machinery-Diversified)	1,014	54,178
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	858	37,323
Washington Federal, Inc. (Savings & Loans)	1,092	20,617
Waste Connections, Inc. (Environmental Control)	1,248	51,343
Watsco, Inc. (Distribution/Wholesale)	312	26,196
Webster Financial Corp. (Banks)	936	24,036
Weingarten Realty Investors (REIT)	1,170	36,001
WellCare Health Plans, Inc.* (Healthcare-Services)	468	25,997
Werner Enterprises, Inc. (Transportation)	468	11,312
Westamerica Bancorp (Banks)	312	14,255
Westar Energy, Inc. (Electric)	1,326	42,379
WEX, Inc.* (Commercial Services)	390	29,913
WGL Holdings, Inc. (Gas)	546	23,598
Whitewave Foods Co.* (Food)	1,404	22,815
Williams-Sonoma, Inc. (Retail)	858	47,954
WMS Industries, Inc.* (Leisure Time)	546	13,928
Woodward, Inc. (Electronics)	624	24,960

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 125

Common Stocks, continued

	Shares	Value
World Fuel Services Corp. (Retail)	780	$31,184
Worthington Industries, Inc. (Metal Fabricate/Hardware)	546	17,314
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	546	23,718
TOTAL COMMON STOCKS (Cost $7,498,337)		13,777,566

Repurchase Agreements(a)(b) (27.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $5,092,006	$5,092,000	$5,092,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,092,000)		5,092,000
TOTAL INVESTMENT SECURITIES (Cost $12,590,337)—100.3%		18,869,566
Net other assets (liabilities)—(0.3)%		(48,283)
NET ASSETS—100.0%		$18,821,283

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $4,403,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $2,424,240)	21	$9,728

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$6,641,766	$(10,559)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	3,238,301	(15,433)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	8,489,854	(13,847)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	3,004,378	(14,326)
		$(54,165)

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$23,696	0.1%
Aerospace/Defense	187,231	1.0%
Agriculture	13,537	0.1%
Airlines	51,246	0.3%
Apparel	158,855	0.8%
Auto Manufacturers	35,540	0.2%
Banks	574,023	3.0%
Beverages	93,675	0.5%
Biotechnology	256,927	1.4%
Building Materials	194,523	1.0%
Chemicals	371,019	2.0%
Coal	20,108	0.1%
Commercial Services	767,149	4.1%
Computers	376,361	2.0%
Distribution/Wholesale	200,786	1.1%
Diversified Financial Services	320,642	1.7%
Electric	485,227	2.6%
Electrical Components & Equipment	274,486	1.5%
Electronics	320,793	1.7%
Engineering & Construction	133,853	0.7%
Entertainment	81,834	0.4%
Environmental Control	93,456	0.5%
Food	325,277	1.7%
Forest Products & Paper	20,748	0.1%
Gas	179,602	1.0%
Hand/Machine Tools	109,770	0.6%
Healthcare-Products	451,483	2.4%
Healthcare-Services	315,975	1.7%
Home Builders	175,356	0.9%
Home Furnishings	27,394	0.1%
Household Products/Wares	192,263	1.0%
Insurance	675,149	3.6%
Internet	226,021	1.2%
Investment Companies	18,112	0.1%
Iron/Steel	123,237	0.7%
Leisure Time	92,751	0.5%
Machinery-Construction & Mining	30,771	0.2%
Machinery-Diversified	293,292	1.6%
Media	140,879	0.7%
Metal Fabricate/Hardware	99,085	0.5%
Mining	55,914	0.3%
Miscellaneous Manufacturing	295,349	1.6%
Office Furnishings	33,772	0.2%
Oil & Gas	345,811	1.8%
Oil & Gas Services	293,052	1.6%
Packaging & Containers	201,016	1.1%
Pharmaceuticals	147,912	0.8%
Real Estate	61,257	0.3%
REIT	1,333,097	7.0%
Retail	892,006	4.6%
Savings & Loans	130,119	0.7%
Semiconductors	311,318	1.7%
Shipbuilding	30,838	0.2%
Software	483,729	2.6%
Telecommunications	210,432	1.1%
Textiles	70,194	0.4%
Transportation	281,049	1.5%
Trucking & Leasing	22,197	0.1%
Water	46,372	0.2%
Other**	5,043,717	26.8%
Total	$18,821,283	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                Real Estate Investment Trust

See accompanying notes to financial statements.

126 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Total Investment Securities, at cost	$12,590,337
Securities, at value	13,777,566
Repurchase agreements, at value	5,092,000
Total Investment Securities, at value	18,869,566
Cash	281
Segregated cash balances with brokers	102,060
Dividends and interest receivable	12,890
Receivable for capital shares issued	126,546
Receivable for investments sold	12,758
Prepaid expenses	403
TOTAL ASSETS	19,124,504

LIABILITIES:
Payable for investments purchased	46,322
Payable for capital shares redeemed	134,514
Unrealized loss on swap agreements	54,165
Variation margin on futures contracts	11,550
Advisory fees payable	12,515
Management services fees payable	1,669
Administration fees payable	769
Administrative services fees payable	6,448
Distribution fees payable	5,385
Trustee fees payable	8
Transfer agency fees payable	2,669
Fund accounting fees payable	1,698
Compliance services fees payable	208
Other accrued expenses	25,301
TOTAL LIABILITIES	303,221
NET ASSETS	$18,821,283

NET ASSETS CONSIST OF:
Capital	$20,016,820
Accumulated net investment income (loss)	(85,171)
Accumulated net realized gains (losses) on investments	(7,345,158)
Net unrealized appreciation (depreciation) on investments	6,234,792
NET ASSETS	$18,821,283

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	467,109
Net Asset Value (offering and redemption price per share)	$40.29

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$105,711
Interest	1,996
TOTAL INVESTMENT INCOME	107,707

EXPENSES:
Advisory fees	86,106
Management services fees	11,481
Administration fees	5,793
Transfer agency fees	9,256
Administrative services fees	35,743
Distribution fees	28,702
Custody fees	4,722
Fund accounting fees	13,643
Trustee fees	374
Compliance services fees	170
Other fees	12,723
Total Gross Expenses before reductions	208,713
Less Expenses reduced by the Advisor	(15,835)
TOTAL NET EXPENSES	192,878
NET INVESTMENT INCOME (LOSS)	(85,171)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	457,076
Net realized gains (losses) on futures contracts	392,176
Net realized gains (losses) on swap agreements	4,008,099
Change in net unrealized appreciation/depreciation on investments	867,544
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,724,895

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,639,724

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 127

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(85,171)	$(143,107)
Net realized gains (losses) on investments	4,857,351	3,991,214
Change in net unrealized appreciation/depreciation on investments	867,544	1,660,828
Change in net assets resulting from operations	5,639,724	5,508,935

CAPITAL TRANSACTIONS:
Proceeds from shares issued	113,870,004	240,042,480
Value of shares redeemed	(123,561,906)	(239,303,202)
Change in net assets resulting from capital transactions	(9,691,902)	739,278
Change in net assets	(4,052,178)	6,248,213

NET ASSETS:
Beginning of period	22,873,461	16,625,248
End of period	$18,821,283	$22,873,461
Accumulated net investment income (loss)	$(85,171)	$—

SHARE TRANSACTIONS:
Issued	2,957,373	8,341,150
Redeemed	(3,217,703)	(8,314,469)
Change in shares	(260,330)	26,681

See accompanying notes to financial statements.

128 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$31.44		$23.72	$27.48	$18.36	$11.08	$34.48

Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.21)	(0.24)	(0.18)	(0.09)	0.01
Net realized and unrealized gains (losses) on investments	8.99		7.93	(3.52)	9.30	7.38	(23.09)
Total income (loss) from investment activities	8.85		7.72	(3.76)	9.12	7.29	(23.08)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.01)	(0.32)

Net Asset Value, End of Period	$40.29		$31.44	$23.72	$27.48	$18.36	$11.08

Total Return	28.18	%(b)	32.49%	(13.65)%	49.67%	65.79%	(67.48)%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		1.84%	1.81%	1.78%	1.84%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(0.74)%		(0.75)%	(0.87)%	(0.83)%	(0.66)%	0.04%

Supplemental Data:
Net assets, end of period (000’s)	$18,821		$22,873	$16,625	$42,374	$30,458	$23,062
Portfolio turnover rate(d)	4	%(b)	67%	13%	219%	283%	496%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 129

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	14%
Swap Agreements	123%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CommVault Systems, Inc.	0.2%
CoStar Group, Inc.	0.2%
The Middleby Corp.	0.2%
The Ultimate Software Group, Inc.	0.2%
Prosperity Bancshares, Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financial	24%
Consumer, Non-cyclical	21%
Consumer, Cyclical	15%
Industrial	14%
Technology	9%
Communications	6%
Energy	5%
Basic Materials	3%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (62.2%)

	Shares	Value
1-800-Flowers.com, Inc.—Class A* (Internet)	420	$2,600
1st United Bancorp, Inc. (Banks)	490	3,293
8x8, Inc.* (Telecommunications)	840	6,922
A.H. Belo Corp.—Class A (Media)	1,050	14,648
AAON, Inc. (Building Materials)	210	6,947
AAR Corp. (Aerospace/Defense)	420	9,232
Abaxis, Inc. (Healthcare-Products)	210	9,977
ABIOMED, Inc.* (Healthcare-Products)	420	9,055
ABM Industries, Inc. (Commercial Services)	560	13,726
Abraxas Petroleum Corp.* (Oil & Gas)	1,400	2,940
Acacia Research Corp. (Commercial Services)	490	10,952
Acadia Healthcare Co., Inc.* (Healthcare-Services)	350	11,575
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	700	12,704
Acadia Realty Trust (REIT)	560	13,826
Accelrys, Inc.* (Software)	700	5,880
Acco Brands Corp.* (Household Products/Wares)	1,260	8,014
Accretive Health, Inc.* (Commercial Services)	700	7,567
Accuray, Inc.* (Healthcare-Products)	910	5,223
Accuride Corp.* (Auto Parts & Equipment)	630	3,188
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	350	3,245
Aceto Corp. (Chemicals)	350	4,876
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,050	8,589
ACI Worldwide, Inc.* (Software)	420	19,522
Acorda Therapeutics, Inc.* (Biotechnology)	420	13,856
Actuant Corp.—Class A (Miscellaneous Manufacturing)	700	23,078
Actuate Corp.* (Software)	630	4,183
Acuity Brands, Inc. (Electrical Components & Equipment)	420	31,717
Acxiom Corp.* (Software)	770	17,464
ADTRAN, Inc. (Telecommunications)	630	15,504
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	420	7,312
Advent Software, Inc.* (Software)	350	12,271
Advisory Board Co.* (Commercial Services)	350	19,127
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	280	17,735
Aegion Corp.* (Engineering & Construction)	420	9,454
Aeroflex Holding Corp.* (Semiconductors)	350	2,762
Aeropostale, Inc.* (Retail)	840	11,592
Aerovironment, Inc.* (Aerospace/Defense)	210	4,238
AFC Enterprises, Inc.* (Retail)	280	10,063
Affymetrix, Inc.* (Healthcare-Products)	980	4,351
AG Mortgage Investment Trust, Inc. (REIT)	350	6,584
AH Belo Corp.—Class A (Media)	350	2,401
Air Methods Corp. (Healthcare-Services)	420	14,230
Air Transport Services Group, Inc.* (Transportation)	700	4,627
Aircastle, Ltd. (Diversified Financial Services)	700	11,193
AK Steel Holding Corp.* (Iron/Steel)	1,680	5,107
Akorn, Inc.* (Pharmaceuticals)	630	8,518
Albany International Corp.—Class A (Machinery-Diversified)	280	9,234
Albany Molecular Research, Inc.* (Commercial Services)	350	4,155
Alexander & Baldwin, Inc.* (Real Estate)	420	16,695
Align Technology, Inc.* (Healthcare-Products)	700	25,927
ALLETE, Inc. (Electric)	420	20,937
Alliance One International, Inc.* (Agriculture)	1,190	4,522
Allied Nevada Gold Corp.* (Mining)	1,190	7,711
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	560	17,366
ALON USA Energy, Inc. (Oil & Gas)	280	4,049
Alpha Natural Resources, Inc.* (Coal)	2,310	12,105
Alphatec Holdings, Inc.* (Healthcare-Products)	1,190	2,440
Altisource Residential Corp.* (Diversified Financial Services)	280	4,673
Altra Holdings, Inc. (Machinery-Diversified)	280	7,666
AMAG Pharmaceuticals, Inc.* (Biotechnology)	280	6,230
Ambac Financial Group, Inc.* (Insurance)	490	11,677
Ambarella, Inc.* (Semiconductors)	280	4,712
AMCOL International Corp. (Mining)	280	8,873
Amedisys, Inc.* (Healthcare-Services)	420	4,880
Ameresco, Inc.* (Electric)	350	3,154

See accompanying notes to financial statements.

130  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
American Apparel, Inc.* (Apparel)	1,190	$2,285
American Assets Trust, Inc. (REIT)	350	10,801
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	700	13,041
American Capital Mortgage Investment Corp. (REIT)	630	11,321
American Equity Investment Life Holding Co. (Insurance)	700	10,990
American Greetings Corp.—Class A (Household Products/Wares)	350	6,377
American Realty Capital Properties, Inc. (REIT)	1,540	23,499
American Software, Inc.—Class A (Software)	350	3,042
American States Water Co. (Water)	210	11,271
American Superconductor Corp.* (Electrical Components & Equipment)	980	2,587
American Vanguard Corp. (Chemicals)	350	8,201
Ameris Bancorp* (Banks)	280	4,718
Ameristar Casinos, Inc. (Lodging)	350	9,202
Amicus Therapeutics, Inc.* (Pharmaceuticals)	840	1,957
Amkor Technology, Inc.* (Semiconductors)	910	3,831
AMN Healthcare Services, Inc.* (Commercial Services)	560	8,019
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	490	2,827
AmSurg Corp.* (Healthcare-Services)	350	12,285
AmTrust Financial Services, Inc. (Insurance)	280	9,996
Amyris, Inc.* (Energy-Alternate Sources)	700	2,023
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	490	2,739
ANADIGICS, Inc.* (Semiconductors)	1,330	2,926
Angie’s List, Inc.* (Internet)	420	11,151
AngioDynamics, Inc.* (Healthcare-Products)	350	3,948
Anixter International, Inc.* (Telecommunications)	280	21,227
ANN, Inc.* (Retail)	490	16,267
Antares Pharma, Inc.* (Pharmaceuticals)	1,400	5,824
Anworth Mortgage Asset Corp. (REIT)	1,610	9,016
API Technologies Corp.* (Aerospace/Defense)	770	2,156
Apogee Enterprises, Inc. (Building Materials)	350	8,400
Apollo Commercial Real Estate Finance, Inc. (REIT)	420	6,670
Apollo Investment Corp. (Investment Companies)	2,310	17,879
Apollo Residential Mortgage, Inc. (REIT)	350	5,768
Applied Industrial Technologies, Inc. (Machinery-Diversified)	420	20,299
Applied Micro Circuits Corp.* (Semiconductors)	770	6,776
Approach Resources, Inc.* (Oil & Gas)	350	8,600
Arabian American Development Co.* (Oil & Gas)	350	3,045
Arbitron, Inc. (Commercial Services)	280	13,006
ARC Document Solutions, Inc.* (Commercial Services)	700	2,800
Arch Coal, Inc. (Coal)	2,380	8,996
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,240	17,248
Argo Group International Holdings, Ltd. (Insurance)	280	11,869
Arkansas Best Corp. (Transportation)	280	6,426
Armada Hoffler Properties, Inc. (REIT)	280	3,298
ARMOUR Residential REIT, Inc. (REIT)	3,850	18,134
ArQule, Inc.* (Biotechnology)	1,120	2,598
Array BioPharma, Inc.* (Pharmaceuticals)	1,400	6,356
ARRIS Group, Inc.* (Telecommunications)	1,190	17,076
ArthroCare Corp.* (Healthcare-Products)	280	9,667
Aruba Networks, Inc.* (Telecommunications)	1,190	18,278
Asbury Automotive Group, Inc.* (Retail)	350	14,035
Ashford Hospitality Trust (REIT)	630	7,214
Aspen Technology, Inc.* (Software)	910	26,199
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	280	3,349
Associated Estates Realty Corp. (REIT)	560	9,005
Astec Industries, Inc. (Machinery-Construction & Mining)	210	7,201
Astex Pharmaceuticals, Inc.* (Biotechnology)	1,190	4,891
Astoria Financial Corp. (Savings & Loans)	980	10,565
athenahealth, Inc.* (Software)	350	29,652
Atlantic Power Corp. (Electric)	1,470	5,792
Atlas Air Worldwide Holdings, Inc.* (Transportation)	280	12,253
ATMI, Inc.* (Semiconductors)	350	8,278
Atricure, Inc.* (Healthcare-Products)	350	3,325
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	560	9,313
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	1,680	7,728
Aveo Phamaceuticals, Inc.* (Commercial Services)	980	2,450
AVG Technologies N.V.* (Software)	280	5,446
Aviat Networks, Inc.* (Telecommunications)	1,050	2,751
Avid Technology, Inc.* (Software)	490	2,881
Avista Corp. (Electric)	630	17,023
Axcelis Technologies, Inc.* (Semiconductors)	1,750	3,185
Axiall Corp. (Chemicals)	700	29,806
AZZ, Inc. (Miscellaneous Manufacturing)	280	10,797
B&G Foods, Inc.—Class A (Food)	560	19,068
Balchem Corp. (Chemicals)	280	12,530
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	350	7,837
Bancorp, Inc.* (Banks)	420	6,296
BancorpSouth, Inc. (Banks)	980	17,346
Bank Mutual Corp. (Savings & Loans)	630	3,553
Bank of the Ozarks, Inc. (Banks)	350	15,166
BankFinancial Corp. (Savings & Loans)	350	2,975
Bankrate, Inc.* (Internet)	560	8,042
Banner Corp. (Banks)	210	7,096
Barnes & Noble, Inc.* (Retail)	490	7,820
Barnes Group, Inc. (Miscellaneous Manufacturing)	560	16,794
Basic Energy Services, Inc.* (Oil & Gas Services)	420	5,078
Bazaarvoice, Inc.* (Internet)	560	5,275
BBCN Bancorp, Inc. (Banks)	840	11,945
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	490	18,561
Beazer Homes USA, Inc.* (Home Builders)	280	4,906
bebe Stores, Inc. (Retail)	560	3,142
Belden, Inc. (Electrical Components & Equipment)	420	20,971
Benchmark Electronics, Inc.* (Electronics)	560	11,256
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	420	3,528
Berkshire Hills Bancorp, Inc. (Savings & Loans)	280	7,773
Berry Petroleum Co.—Class A (Oil & Gas)	560	23,699
Berry Plastics Group, Inc.* (Packaging & Containers)	560	12,359
BGC Partners, Inc.—Class A (Diversified Financial Services)	1,400	8,246
Bill Barrett Corp.* (Oil & Gas)	490	9,908
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	630	2,558
BIOLASE, Inc.* (Healthcare-Products)	630	2,255
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	280	8,050
BioScrip, Inc.* (Pharmaceuticals)	630	10,395

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 131

Common Stocks, continued

	Shares	Value
Biotime, Inc.* (Biotechnology)	700	$2,772
BJ’s Restaurants, Inc.* (Retail)	280	10,388
Black Diamond, Inc.* (Leisure Time)	350	3,290
Black Hills Corp. (Electric)	420	20,475
Blackbaud, Inc. (Software)	490	15,959
BlackRock Kelso Capital Corp. (Investment Companies)	840	7,861
Bloomin Brands, Inc.* (Retail)	560	13,933
Blount International, Inc.* (Miscellaneous Manufacturing)	560	6,619
Blucora, Inc.* (Internet)	490	9,085
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	910	1,957
Bob Evans Farms, Inc. (Retail)	280	13,154
Boingo Wireless, Inc.* (Internet)	350	2,174
Boise, Inc. (Forest Products & Paper)	1,120	9,565
Bonanza Creek Energy, Inc.* (Oil & Gas)	280	9,929
Boston Private Financial Holdings, Inc. (Banks)	840	8,938
Bottomline Technologies, Inc.* (Software)	420	10,622
Boulder Brands, Inc.* (Food)	700	8,435
Boyd Gaming Corp.* (Lodging)	630	7,119
BPZ Resources, Inc.* (Oil & Gas)	1,820	3,258
Brady Corp.—Class A (Electronics)	490	15,058
Bravo Brio Restaurant Group, Inc.* (Retail)	280	4,990
Briggs & Stratton Corp. (Machinery-Diversified)	490	9,702
Brightcove, Inc.* (Internet)	420	3,679
Bristow Group, Inc. (Transportation)	350	22,862
BroadSoft, Inc.* (Internet)	280	7,728
Brookline Bancorp, Inc. (Savings & Loans)	840	7,291
Brooks Automation, Inc. (Semiconductors)	770	7,492
Brown Shoe Co., Inc. (Retail)	490	10,550
Brunswick Corp. (Leisure Time)	910	29,074
Buckeye Technologies, Inc. (Forest Products & Paper)	420	15,557
Buffalo Wild Wings, Inc.* (Retail)	210	20,614
Builders FirstSource, Inc.* (Building Materials)	630	3,767
C&J Energy Services, Inc.* (Oil & Gas Services)	490	9,491
Cabot Microelectronics Corp.* (Semiconductors)	280	9,243
CACI International, Inc.—Class A* (Computers)	210	13,333
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	770	5,251
Caesars Entertainment Corp.* (Lodging)	420	5,754
Cal Dive International, Inc.* (Oil & Gas Services)	1,540	2,895
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	280	2,940
Calamp Corp.* (Telecommunications)	420	6,132
Calgon Carbon Corp.* (Environmental Control)	560	9,341
California Water Service Group (Water)	490	9,560
Calix, Inc.* (Telecommunications)	490	4,949
Callaway Golf Co. (Leisure Time)	840	5,527
Callidus Software, Inc.* (Software)	560	3,690
Callon Petroleum Co.* (Oil & Gas)	770	2,595
Cambrex Corp.* (Biotechnology)	350	4,890
Campus Crest Communities, Inc. (REIT)	700	8,078
Cantel Medical Corp. (Healthcare-Products)	210	7,113
Capital Bank Financial Corp.—Class A* (Banks)	280	5,317
Capital Lease Funding, Inc. (REIT)	980	8,271
Capital Senior Living Corp.* (Healthcare-Services)	350	8,365
Capitol Federal Financial, Inc. (Savings & Loans)	1,540	18,695
Capstead Mortgage Corp. (REIT)	980	11,858
Capstone Turbine Corp.* (Electrical Components & Equipment)	3,990	4,668
CARBO Ceramics, Inc. (Oil & Gas Services)	210	14,160
Cardinal Financial Corp. (Banks)	350	5,124
Cardiovascular System, Inc.* (Healthcare-Products)	280	5,936
Cardtronics, Inc.* (Commercial Services)	490	13,524
Career Education Corp.* (Commercial Services)	980	2,842
Carrizo Oil & Gas, Inc.* (Oil & Gas)	420	11,899
Carrols Restaurant Group, Inc.* (Retail)	420	2,713
Casella Waste System, Inc.—Class A* (Environmental Control)	700	3,017
Casey’s General Stores, Inc. (Retail)	350	21,056
Cash America International, Inc. (Retail)	280	12,729
Cathay Bancorp, Inc. (Banks)	840	17,094
Cavium, Inc.* (Semiconductors)	490	17,331
Cbeyond, Inc.* (Telecommunications)	420	3,293
CBIZ, Inc.* (Commercial Services)	560	3,758
Cedar Realty Trust, Inc. (REIT)	910	4,714
Celadon Group, Inc. (Transportation)	280	5,110
Cell Therapeutics, Inc.* (Biotechnology)	2,240	2,352
Celldex Therapeutics, Inc.* (Biotechnology)	840	13,112
Centene Corp.* (Healthcare-Services)	560	29,377
Centerstate Banks, Inc. (Banks)	420	3,646
Central European Media Enterprises, Ltd.— Class A* (Media)	1,120	3,707
Central Garden & Pet Co.—Class A* (Household Products/Wares)	560	3,864
Central Pacific Financial Corp.* (Banks)	280	5,040
Century Aluminum Co.* (Mining)	630	5,846
Cenveo, Inc.* (Commercial Services)	1,120	2,386
Cepheid, Inc.* (Healthcare-Products)	700	24,094
Cerus Corp.* (Healthcare-Products)	980	4,332
CEVA, Inc.* (Semiconductors)	280	5,421
Chambers Street Properties (REIT)	2,520	25,199
Chart Industries, Inc.* (Machinery-Diversified)	280	26,345
Charter Financial Corp. (Savings & Loans)	350	3,528
Checkpoint Systems, Inc.* (Electronics)	490	6,953
Chelsea Therapeutics International, Ltd.* (Biotechnology)	1,190	2,737
Chemed Corp. (Commercial Services)	210	15,210
Chemical Financial Corp. (Banks)	280	7,277
Chemocentryx, Inc.* (Pharmaceuticals)	350	4,949
Chemtura Corp.* (Chemicals)	980	19,894
Chesapeake Lodging Trust (REIT)	490	10,187
Chiquita Brands International, Inc.* (Food)	560	6,115
Christopher & Banks Corp.* (Retail)	560	3,774
CIBER, Inc.* (Computers)	1,050	3,507
Ciena Corp.* (Telecommunications)	1,050	20,391
Cincinnati Bell, Inc.* (Telecommunications)	2,380	7,283
Cirrus Logic, Inc.* (Semiconductors)	700	12,152
Citizens, Inc.* (Insurance)	630	3,767
Clarcor, Inc. (Miscellaneous Manufacturing)	490	25,582
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	770	10,165
Clearwater Paper Corp.* (Forest Products & Paper)	210	9,883
Cleco Corp. (Electric)	630	29,250
Cloud Peak Energy, Inc.* (Coal)	630	10,382
CNO Financial Group, Inc. (Insurance)	2,170	28,124
CoBiz Financial, Inc. (Banks)	490	4,067
Coeur d’Alene Mines Corp.* (Mining)	1,050	13,966
Cogent Communications Group, Inc. (Internet)	490	13,794
Cognex Corp. (Machinery-Diversified)	420	18,992
Cohen & Steers, Inc. (Diversified Financial Services)	210	7,136
Coherent, Inc. (Electronics)	280	15,420
Cohu, Inc. (Semiconductors)	350	4,375
Coinstar, Inc.* (Retail)	280	16,428

See accompanying notes to financial statements.

132  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Colonial Properties Trust (REIT)	910	$21,949
Colony Financial, Inc. (REIT)	700	13,923
Columbia Banking System, Inc. (Banks)	560	13,334
Columbus McKinnon Corp.* (Machinery-Diversified)	210	4,478
Comfort Systems USA, Inc. (Building Materials)	420	6,266
Commercial Metals Co. (Iron/Steel)	1,190	17,577
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	420	3,133
Community Bank System, Inc. (Banks)	420	12,957
CommVault Systems, Inc.* (Software)	490	37,185
comScore, Inc.* (Internet)	420	10,244
Comstock Resources, Inc. (Oil & Gas)	560	8,809
Comverse, Inc.* (Telecommunications)	280	8,333
CONMED Corp. (Healthcare-Products)	280	8,747
Conn’s, Inc.* (Retail)	210	10,870
Consolidated Communications Holdings, Inc. (Telecommunications)	420	7,312
Constant Contact, Inc.* (Internet)	350	5,625
Convergys Corp. (Commercial Services)	1,050	18,302
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	630	20,897
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,190	2,059
CoreSite Realty Corp. (REIT)	210	6,680
Corinthian Colleges, Inc.* (Commercial Services)	1,330	2,979
Cornerstone OnDemand, Inc.* (Software)	420	18,182
Coronado Biosciences, Inc.* (Biotechnology)	350	3,010
CoStar Group, Inc.* (Commercial Services)	280	36,139
Cousins Properties, Inc. (REIT)	1,120	11,312
Cowen Group, Inc.—Class A* (Diversified Financial Services)	1,330	3,844
Cracker Barrel Old Country Store, Inc. (Retail)	210	19,879
Crawford & Co. (Insurance)	490	2,754
Cray, Inc.* (Computers)	420	8,249
Crimson Exploration, Inc.* (Oil & Gas)	630	1,777
Crocs, Inc.* (Apparel)	910	15,015
Cross Country Healthcare, Inc.* (Commercial Services)	490	2,528
Crosstex Energy, Inc. (Pipelines)	490	9,682
Crown Media Holdings, Inc.* (Media)	840	2,075
CryoLife, Inc. (Healthcare-Products)	490	3,067
CSG Systems International, Inc.* (Software)	350	7,595
CTS Corp. (Electronics)	420	5,729
CubeSmart (REIT)	1,330	21,253
Cubic Corp. (Aerospace/Defense)	210	10,101
Cumulus Media, Inc.—Class A* (Media)	1,120	3,797
Curis, Inc.* (Biotechnology)	1,190	3,796
Curtiss-Wright Corp. (Aerospace/Defense)	490	18,159
Customers Bancorp, Inc.* (Banks)	280	4,550
CVB Financial Corp. (Banks)	980	11,525
Cyberonics, Inc.* (Healthcare-Products)	280	14,549
Cynosure, Inc.—Class A* (Healthcare-Products)	210	5,456
Cypress Semiconductor Corp. (Semiconductors)	1,540	16,524
CyrusOne, Inc. (Internet)	280	5,807
CYS Investments, Inc. (REIT)	1,820	16,762
Cytokinetics, Inc.* (Biotechnology)	350	4,050
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,190	2,737
Daktronics, Inc. (Electronics)	490	5,027
Dana Holding Corp. (Auto Parts & Equipment)	1,470	28,313
Darling International, Inc.* (Environmental Control)	1,190	22,205
DCT Industrial Trust, Inc. (REIT)	2,940	21,021
DealerTrack Holdings, Inc.* (Internet)	420	14,880
Delek US Holdings, Inc. (Oil & Gas)	420	12,088
Deluxe Corp. (Commercial Services)	490	16,978
Demand Media, Inc.* (Media)	560	3,360
Dendreon Corp.* (Biotechnology)	1,820	7,498
Denny’s Corp.* (Retail)	1,120	6,294
DepoMed, Inc.* (Pharmaceuticals)	770	4,320
Destination XL Group, Inc.* (Retail)	630	3,994
Dexcom, Inc.* (Healthcare-Products)	700	15,715
DFC Global Corp.* (Commercial Services)	490	6,767
Diamond Foods, Inc.* (Food)	280	5,810
DiamondRock Hospitality Co. (REIT)	1,960	18,267
Dice Holdings, Inc.* (Internet)	490	4,513
Digi International, Inc.* (Software)	350	3,280
Digital Generation, Inc.* (Media)	420	3,095
Digital River, Inc.* (Internet)	420	7,883
DigitalGlobe, Inc.* (Telecommunications)	770	23,877
Dime Community Bancshares, Inc. (Savings & Loans)	350	5,362
Diodes, Inc.* (Semiconductors)	420	10,907
Dole Food Co., Inc.* (Food)	560	7,140
Doral Financial Corp.* (Diversified Financial Services)	2,730	2,266
Dorman Products, Inc. (Auto Parts & Equipment)	280	12,776
Douglas Dynamics, Inc. (Auto Parts & Equipment)	280	3,634
Drew Industries, Inc. (Building Materials)	280	11,010
DSP Group, Inc.* (Semiconductors)	350	2,909
DuPont Fabros Technology, Inc. (REIT)	630	15,215
Dyax Corp.* (Pharmaceuticals)	1,400	4,844
Dycom Industries, Inc.* (Engineering & Construction)	350	8,099
Dynavax Technologies Corp.* (Biotechnology)	2,940	3,234
Dynegy, Inc.* (Electric)	980	22,098
Dynex Capital, Inc. (REIT)	630	6,420
E.W. Scripps Co.—Class A* (Media)	350	5,453
Eagle Bancorp, Inc.* (Banks)	280	6,266
EarthLink, Inc. (Internet)	1,190	7,390
EastGroup Properties, Inc. (REIT)	280	15,756
Ebix, Inc. (Software)	420	3,889
Education Management Corp.* (Commercial Services)	420	2,360
Education Realty Trust, Inc. (REIT)	1,190	12,174
eHealth, Inc.* (Insurance)	210	4,771
El Paso Electric Co. (Electric)	420	14,830
Electro Rent Corp. (Commercial Services)	280	4,701
Electro Scientific Industries, Inc. (Electronics)	350	3,766
Electronics for Imaging, Inc.* (Computers)	490	13,862
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	280	12,620
Ellie Mae, Inc.* (Diversified Financial Services)	280	6,462
EMCOR Group, Inc. (Engineering & Construction)	700	28,455
Emerald Oil, Inc.* (Oil & Gas)	560	3,842
Emergent Biosolutions, Inc.* (Biotechnology)	350	5,047
Emeritus Corp.* (Healthcare-Services)	420	9,736
Empire District Electric Co. (Electric)	490	10,932
Employers Holdings, Inc. (Insurance)	350	8,558
Emulex Corp.* (Semiconductors)	1,050	6,846
Encore Capital Group, Inc.* (Diversified Financial Services)	280	9,271
Encore Wire Corp. (Electrical Components & Equipment)	210	7,161
Endeavour International Corp.* (Oil & Gas)	840	3,226
Endocyte, Inc.* (Pharmaceuticals)	350	4,596
Endologix, Inc.* (Healthcare-Products)	700	9,296
Energy Recovery, Inc.* (Environmental Control)	700	2,891

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 133

Common Stocks, continued

	Shares	Value
Energy XXI (Bermuda), Ltd. (Oil & Gas)	840	$18,631
EnerNOC, Inc.* (Electric)	350	4,641
EnerSys (Electrical Components & Equipment)	490	24,030
Ennis, Inc. (Commercial Services)	350	6,052
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	210	10,660
Entegris, Inc.* (Semiconductors)	1,470	13,803
Entercom Communications Corp.—Class A* (Media)	350	3,304
Entravision Communications Corp.—Class A* (Media)	700	4,305
Entropic Communications, Inc.* (Semiconductors)	1,120	4,782
Envestnet, Inc.* (Software)	280	6,888
Enzon Pharmaceuticals, Inc. (Biotechnology)	1,120	2,240
EPAM Systems, Inc.* (Software)	280	7,610
EPIQ Systems, Inc. (Software)	420	5,657
EPL Oil & Gas, Inc.* (Oil & Gas)	350	10,276
EPR Properties (REIT)	490	24,631
Equal Energy, Ltd. (Oil & Gas)	630	2,545
Equity One, Inc. (REIT)	630	14,257
Era Group, Inc.* (Transportation)	210	5,492
ESCO Technologies, Inc. (Electronics)	280	9,066
Esterline Technologies Corp.* (Aerospace/Defense)	280	20,241
Ethan Allen Interiors, Inc. (Home Furnishings)	280	8,064
Euronet Worldwide, Inc.* (Commercial Services)	490	15,611
EverBank Financial Corp. (Savings & Loans)	840	13,910
Evercore Partners, Inc.—Class A (Diversified Financial Services)	350	13,748
EVERTEC, Inc.* (Commercial Services)	350	7,690
Exact Sciences Corp.* (Biotechnology)	700	9,737
ExactTarget, Inc.* (Internet)	420	14,161
ExamWorks Group, Inc.* (Commercial Services)	350	7,431
Exar Corp.* (Semiconductors)	490	5,277
Excel Trust, Inc. (REIT)	560	7,174
EXCO Resources, Inc. (Oil & Gas)	1,470	11,231
Exelixis, Inc.* (Biotechnology)	2,030	9,216
ExlService Holdings, Inc.* (Commercial Services)	350	10,346
Express, Inc.* (Retail)	840	17,614
Exterran Holdings, Inc.* (Oil & Gas Services)	560	15,747
Extreme Networks, Inc.* (Telecommunications)	1,260	4,347
EZCORP, Inc.—Class A* (Retail)	560	9,453
F.N.B. Corp. (Banks)	1,470	17,758
Fabrinet* (Miscellaneous Manufacturing)	350	4,900
Fair Isaac Corp. (Software)	350	16,041
Fairpoint Communications, Inc.* (Telecommunications)	350	2,923
Federal Signal Corp.* (Miscellaneous Manufacturing)	700	6,125
FEI Co. (Electronics)	350	25,546
FelCor Lodging Trust, Inc.* (REIT)	1,400	8,274
Female Health Co. (Healthcare-Products)	350	3,451
Ferro Corp.* (Chemicals)	840	5,838
Fiesta Restaurant Group, Inc.* (Retail)	210	7,222
Fifth & Pacific Cos., Inc.* (Retail)	1,190	26,584
Fifth Street Finance Corp. (Investment Companies)	1,260	13,167
Financial Engines, Inc. (Diversified Financial Services)	490	22,339
Finisar Corp.* (Telecommunications)	980	16,610
First American Financial Corp. (Insurance)	1,050	23,142
First Bancorp* (Banks)	840	5,947
First Bancorp (Banks)	280	3,948
First Busey Corp. (Banks)	980	4,410
First Cash Financial Services, Inc.* (Retail)	280	13,778
First Commonwealth Financial Corp. (Banks)	1,120	8,254
First Financial Bancorp (Banks)	630	9,387
First Financial Bankshares, Inc. (Banks)	350	19,481
First Industrial Realty Trust, Inc. (REIT)	1,120	16,990
First Merchants Corp. (Banks)	350	6,003
First Midwest Bancorp, Inc. (Banks)	770	10,564
First Potomac Realty Trust (REIT)	630	8,228
First Security Group, Inc.* (Banks)	1,190	2,582
FirstMerit Corp. (Banks)	1,610	32,247
Five Below, Inc.* (Retail)	350	12,866
Five Star Quality Care, Inc.* (Healthcare-Services)	630	3,534
Flagstar BanCorp, Inc.* (Savings & Loans)	280	3,909
Flotek Industries, Inc.* (Oil & Gas Services)	560	10,046
Flow International Corp.* (Machinery-Diversified)	770	2,841
Fluidigm Corp.* (Electronics)	280	4,889
Flushing Financial Corp. (Savings & Loans)	350	5,758
Forest Oil Corp.* (Oil & Gas)	1,470	6,012
Forestar Group, Inc.* (Real Estate)	420	8,425
FormFactor, Inc.* (Semiconductors)	700	4,725
Forum Energy Technologies, Inc.* (Oil & Gas Services)	420	12,781
Forward Air Corp. (Transportation)	350	13,398
Francesca’s Holdings Corp.* (Retail)	490	13,617
Franklin Electric Co., Inc. (Hand/Machine Tools)	490	16,489
Franklin Street Properties Corp. (REIT)	980	12,936
Fred’s, Inc.—Class A (Retail)	420	6,506
Fresh Del Monte Produce, Inc. (Food)	420	11,710
Frontline, Ltd.* (Transportation)	1,190	2,106
FTI Consulting, Inc.* (Commercial Services)	420	13,814
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	2,450	3,112
Fuller (H.B.) Co. (Chemicals)	490	18,527
Furmanite Corp.* (Commercial Services)	560	3,746
Fusion-IO, Inc.* (Computers)	840	11,961
FutureFuel Corp. (Energy-Alternate Sources)	280	3,968
FX Energy, Inc.* (Oil & Gas)	910	2,921
FXCM, Inc. (Diversified Financial Services)	420	6,892
G & K Services, Inc.—Class A (Textiles)	210	9,996
Galena Biopharma, Inc.* (Biotechnology)	1,400	3,108
GasLog, Ltd. (Transportation)	350	4,480
Gastar Exploration, Ltd.* (Oil & Gas)	1,050	2,804
GenCorp, Inc.* (Aerospace/Defense)	630	10,244
Generac Holdings, Inc. (Electrical Components & Equipment)	490	18,136
General Cable Corp. (Electrical Components & Equipment)	490	15,068
General Communication, Inc.—Class A* (Telecommunications)	490	3,837
General Moly, Inc.* (Mining)	1,260	2,356
Genesco, Inc.* (Retail)	280	18,757
GenMark Diagnostics, Inc.* (Healthcare-Products)	420	4,346
Gentherm, Inc.* (Auto Parts & Equipment)	420	7,799
Gentiva Health Services, Inc.* (Healthcare-Services)	420	4,183
Geron Corp.* (Biotechnology)	2,100	3,150
Getty Realty Corp. (REIT)	280	5,782
GFI Group, Inc. (Diversified Financial Services)	980	3,832
Gibraltar Industries, Inc.* (Building Materials)	350	5,096
Glacier Bancorp, Inc. (Banks)	770	17,086
Gladstone Capital Corp. (Investment Companies)	350	2,860
Gladstone Investment Corp. (Private Equity)	420	3,087

See accompanying notes to financial statements.

134  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Glatfelter (Forest Products & Paper)	490	$12,299
Glimcher Realty Trust (REIT)	1,470	16,052
Global Cash Access Holdings, Inc.* (Commercial Services)	840	5,258
Global Eagle Entertainment, Inc.* (Internet)	350	3,521
Global Geophysical Services* (Oil & Gas Services)	490	2,313
Global Sources, Ltd.* (Internet)	350	2,349
Globe Specialty Metals, Inc. (Mining)	700	7,609
Globecomm Systems, Inc.* (Telecommunications)	350	4,424
Globus Med, Inc.—Class A* (Healthcare-Products)	560	9,442
Glu Mobile, Inc.* (Software)	1,120	2,464
Gold Resource Corp. (Mining)	490	4,268
Golub Capital BDC, Inc. (Investment Companies)	420	7,350
Goodrich Petroleum Corp.* (Oil & Gas)	350	4,480
Government Properties Income Trust (REIT)	560	14,123
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,260	9,173
Gramercy Property Trust, Inc.* (REIT)	840	3,780
Grand Canyon Education, Inc.* (Commercial Services)	490	15,793
Granite Construction, Inc. (Engineering & Construction)	420	12,499
Graphic Packaging Holding Co.* (Packaging & Containers)	2,170	16,796
Gray Television, Inc.* (Media)	630	4,536
Great Lakes Dredge & Dock Co. (Commercial Services)	700	5,474
Greatbatch, Inc.* (Healthcare-Products)	280	9,181
Green Dot Corp.—Class A* (Commercial Services)	280	5,586
Green Plains Renewable Energy* (Energy-Alternate Sources)	350	4,662
Greenhill & Co., Inc. (Diversified Financial Services)	280	12,807
Greenlight Capital Re, Ltd.—Class A* (Insurance)	350	8,586
Griffon Corp. (Building Materials)	560	6,300
Group 1 Automotive, Inc. (Retail)	210	13,509
GSI Group, Inc.* (Electronics)	420	3,377
GSI Technology, Inc.* (Semiconductors)	420	2,654
GSV Capital Corp.* (Private Equity)	350	2,751
GT Advanced Technologies, Inc.* (Semiconductors)	1,470	6,101
GTx, Inc.* (Biotechnology)	420	2,772
Guidewire Software, Inc.* (Software)	420	17,661
GulfMark Offshore, Inc.—Class A (Transportation)	280	12,625
H&E Equipment Services, Inc. (Commercial Services)	350	7,375
Hackett Group, Inc. (Commercial Services)	490	2,543
Haemonetics Corp.* (Healthcare-Products)	490	20,262
Halcon Resources Corp.* (Oil & Gas)	2,170	12,304
Halozyme Therapeutics, Inc.* (Biotechnology)	1,050	8,337
Hampton Roads Bankshares, Inc.* (Banks)	1,260	1,625
Hancock Holding Co. (Banks)	840	25,259
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	350	11,071
Hanmi Financial Corp.* (Banks)	350	6,185
Harbinger Group, Inc.* (Holding Companies-Diversified)	490	3,695
Harmonic, Inc.* (Telecommunications)	1,260	8,001
Harris Teeter Supermarkets, Inc. (Food)	490	22,961
Harte-Hanks, Inc. (Advertising)	560	4,816
Harvard Bioscience, Inc.* (Biotechnology)	490	2,318
Haverty Furniture Cos., Inc. (Retail)	210	4,832
Hawaiian Holdings, Inc.* (Airlines)	700	4,277
Headwaters, Inc.* (Building Materials)	840	7,426
Healthcare Realty Trust, Inc. (REIT)	910	23,205
Healthcare Services Group, Inc. (Commercial Services)	700	17,163
HealthSouth Corp.* (Healthcare-Services)	840	24,192
HealthStream, Inc.* (Internet)	210	5,317
Healthways, Inc.* (Healthcare-Services)	420	7,300
Heartland Express, Inc. (Transportation)	560	7,767
Heartland Payment Systems, Inc. (Commercial Services)	350	13,038
Hecla Mining Co. (Mining)	3,640	10,847
HEICO Corp. (Aerospace/Defense)	560	28,206
Helen of Troy, Ltd.* (Household Products/Wares)	350	13,430
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,050	24,192
Hercules Offshore, Inc.* (Oil & Gas)	1,680	11,827
Hercules Technology Growth Capital, Inc. (Private Equity)	700	9,758
Heritage Commerce Corp.* (Banks)	350	2,450
Heritage Oaks Bancorp* (Banks)	420	2,591
Herman Miller, Inc. (Office Furnishings)	630	17,054
Hersha Hospitality Trust (REIT)	2,170	12,239
HFF, Inc.—Class A (Real Estate)	350	6,220
Hibbett Sports, Inc.* (Retail)	280	15,540
Higher One Holdings, Inc.* (Diversified Financial Services)	420	4,889
Highwoods Properties, Inc. (REIT)	840	29,911
Hillenbrand, Inc. (Miscellaneous Manufacturing)	560	13,278
Hilltop Holdings, Inc.* (Insurance)	700	11,480
Hittite Microwave Corp.* (Semiconductors)	350	20,300
HMS Holdings Corp.* (Commercial Services)	910	21,203
HNI Corp. (Office Furnishings)	490	17,674
Home Bancshares, Inc. (Banks)	490	12,725
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	560	13,423
HomeTrust Bancshares, Inc.* (Savings & Loans)	280	4,749
Horace Mann Educators Corp. (Insurance)	420	10,240
Horizon Pharma, Inc.* (Holding Companies-Diversified)	980	2,411
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	350	18,725
Horsehead Holding Corp.* (Mining)	490	6,277
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,260	7,068
HSN, Inc. (Retail)	350	18,802
Hub Group, Inc.—Class A* (Transportation)	420	15,295
Hudson Pacific Properties, Inc. (REIT)	490	10,427
Huron Consulting Group, Inc.* (Commercial Services)	280	12,947
Hutchinson Technology, Inc.* (Computers)	490	2,318
IBERIABANK Corp. (Banks)	280	15,011
ICF International, Inc.* (Commercial Services)	210	6,617
ICG Group, Inc.* (Internet)	490	5,586
Iconix Brand Group, Inc.* (Apparel)	560	16,470
IDACORP, Inc. (Electric)	490	23,402
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,330	4,801
iGATE Corp.* (Computers)	420	6,896
II-VI, Inc.* (Electronics)	560	9,106
Imation Corp.* (Computers)	630	2,665
Immersion Corp.* (Computers)	350	4,638
ImmunoGen, Inc.* (Biotechnology)	910	15,097

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 135

Common Stocks, continued

	Shares	Value
Immunomedics, Inc.* (Biotechnology)	910	$4,950
Impax Laboratories, Inc.* (Pharmaceuticals)	700	13,965
Imperva, Inc.* (Software)	210	9,458
Incontact, Inc.* (Software)	700	5,754
Independent Bank Corp. (Banks)	280	9,660
Infinera Corp.* (Telecommunications)	1,190	12,697
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	560	9,100
Infoblox, Inc.* (Software)	490	14,337
Inland Real Estate Corp. (REIT)	910	9,300
InnerWorkings, Inc.* (Software)	560	6,076
Innophos Holdings, Inc. (Chemicals)	210	9,906
Innospec, Inc. (Chemicals)	280	11,250
Inphi Corp.* (Semiconductors)	350	3,850
Insight Enterprises, Inc.* (Computers)	490	8,693
Insmed, Inc.* (Biotechnology)	350	4,186
Insperity, Inc. (Commercial Services)	280	8,484
Insulet Corp.* (Healthcare-Products)	560	17,590
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	210	7,692
Integrated Device Technology, Inc.* (Semiconductors)	1,400	11,116
Integrated Silicon Solution, Inc.* (Semiconductors)	350	3,836
InterDigital, Inc. (Telecommunications)	420	18,753
Interface, Inc. (Office Furnishings)	630	10,691
Intermec, Inc.* (Machinery-Diversified)	700	6,881
InterMune, Inc.* (Biotechnology)	910	8,754
Internap Network Services Corp.* (Internet)	630	5,210
International Bancshares Corp. (Banks)	560	12,645
International Rectifier Corp.* (Semiconductors)	700	14,658
International Speedway Corp.—Class A (Entertainment)	280	8,812
Intersil Corp.—Class A (Semiconductors)	1,400	10,948
Interval Leisure Group, Inc. (Leisure Time)	420	8,366
Intralinks Holdings, Inc.* (Internet)	560	4,066
Intrepid Potash, Inc. (Chemicals)	560	10,668
Invacare Corp. (Healthcare-Products)	420	6,031
InvenSense, Inc.* (Electronics)	630	9,689
Invesco Mortgage Capital, Inc. (REIT)	1,330	22,025
Investment Technology Group, Inc.* (Diversified Financial Services)	420	5,872
Investors Bancorp, Inc. (Savings & Loans)	490	10,329
Investors Real Estate Trust (REIT)	1,120	9,632
ION Geophysical Corp.* (Oil & Gas Services)	1,470	8,849
Iridium Communications, Inc.* (Telecommunications)	770	5,975
iRobot Corp.* (Machinery-Diversified)	280	11,136
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	980	9,751
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	30,093
Isle of Capri Casinos, Inc.* (Entertainment)	350	2,625
iStar Financial, Inc.* (REIT)	910	10,274
Itron, Inc.* (Electronics)	420	17,820
ITT Educational Services, Inc.* (Commercial Services)	280	6,832
Ixia* (Telecommunications)	630	11,592
IXYS Corp. (Semiconductors)	350	3,871
j2 Global, Inc. (Computers)	490	20,829
Jack in the Box, Inc.* (Retail)	420	16,502
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	280	3,150
Janus Capital Group, Inc. (Diversified Financial Services)	1,540	13,105
JetBlue Airways Corp.* (Airlines)	2,380	14,994
Jive Software, Inc.* (Software)	420	7,631
John Bean Technologies Corp. (Miscellaneous Manufacturing)	350	7,354
Jos. A. Bank Clothiers, Inc.* (Retail)	280	11,570
Journal Communications, Inc.—Class A* (Media)	560	4,194
K12, Inc.* (Commercial Services)	280	7,356
Kaiser Aluminum Corp. (Mining)	210	13,007
Kaman Corp.—Class A (Aerospace/Defense)	280	9,677
KapStone Paper & Packaging Corp. (Forest Products & Paper)	420	16,876
Kaydon Corp. (Metal Fabricate/Hardware)	350	9,643
KB Home (Home Builders)	840	16,489
KCAP Financial, Inc. (Investment Companies)	350	3,941
Kelly Services, Inc.—Class A (Commercial Services)	350	6,115
KEMET Corp.* (Electronics)	700	2,877
Kennedy-Wilson Holdings, Inc. (Real Estate)	560	9,318
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	910	6,798
Key Energy Services, Inc.* (Oil & Gas Services)	1,680	9,996
Kforce, Inc. (Commercial Services)	350	5,110
Kimball International, Inc.—Class B (Home Furnishings)	420	4,078
Kindred Healthcare, Inc.* (Healthcare-Services)	630	8,272
Kior, Inc.—Class A* (Energy-Alternate Sources)	630	3,597
Kite Realty Group Trust (REIT)	1,050	6,332
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,960	7,036
Knight Transportation, Inc. (Transportation)	630	10,597
Knightsbridge Tankers, Ltd. (Transportation)	420	3,091
Knoll, Inc. (Office Furnishings)	560	7,958
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,660	23,646
Kopin Corp.* (Semiconductors)	980	3,636
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	210	8,017
Korn/Ferry International* (Commercial Services)	560	10,494
Kraton Performance Polymers, Inc.* (Chemicals)	350	7,420
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	630	4,082
Krispy Kreme Doughnuts, Inc.* (Retail)	700	12,215
L&L Energy, Inc.* (Coal)	700	2,485
Laclede Group, Inc. (Gas)	350	15,981
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,750	2,888
Lakeland Bancorp, Inc. (Banks)	420	4,381
Lancaster Colony Corp. (Food)	210	16,378
Landec Corp.* (Chemicals)	350	4,624
LaSalle Hotel Properties (REIT)	980	24,206
Lattice Semiconductor Corp.* (Semiconductors)	1,330	6,743
Layne Christensen Co.* (Engineering & Construction)	280	5,463
La-Z-Boy, Inc. (Home Furnishings)	560	11,351
Leap Wireless International, Inc.* (Telecommunications)	700	4,711
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	700	6,888
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,730	5,924
Lexington Realty Trust (REIT)	1,680	19,622
Libbey, Inc.* (Housewares)	280	6,712
Life Time Fitness, Inc.* (Leisure Time)	420	21,046
LifeLock, Inc.* (Commercial Services)	700	8,197
Lifevantage Corp.* (Pharmaceuticals)	1,610	3,735
Limelight Networks, Inc.* (Internet)	1,050	2,363
LIN TV Corp.—Class A* (Media)	350	5,356

See accompanying notes to financial statements.

136  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Lincoln Educational Services Corp. (Commercial Services)	490	$2,582
Lionbridge Technologies, Inc.* (Internet)	980	2,842
Liquidity Services, Inc.* (Internet)	280	9,708
Lithia Motors, Inc.—Class A (Retail)	210	11,195
Littelfuse, Inc. (Electrical Components & Equipment)	210	15,668
Live Nation, Inc.* (Commercial Services)	1,400	21,699
LivePerson, Inc.* (Computers)	630	5,642
LogMeIn, Inc.* (Telecommunications)	280	6,849
Louisiana-Pacific Corp.* (Building Materials)	1,400	20,706
LSB Industries, Inc.* (Miscellaneous Manufacturing)	210	6,386
LSI Industries, Inc. (Building Materials)	350	2,832
LTC Properties, Inc. (REIT)	350	13,668
LTX-Credence Corp.* (Semiconductors)	630	3,774
Luby’s, Inc.* (Retail)	350	2,958
Lufkin Industries, Inc. (Oil & Gas Services)	350	30,965
Lumber Liquidators Holdings, Inc.* (Retail)	280	21,803
Luminex Corp.* (Healthcare-Products)	420	8,656
M.D.C. Holdings, Inc. (Home Builders)	420	13,654
M/I Schottenstein Homes, Inc.* (Home Builders)	280	6,429
Macatawa Bank Corp.* (Banks)	490	2,470
Magellan Health Services, Inc.* (Healthcare-Services)	280	15,702
magicJack VocalTec, Ltd.* (Internet)	280	3,973
Magnum Hunter Resources Corp.* (Oil & Gas)	1,960	7,154
Maiden Holdings, Ltd. (Insurance)	560	6,283
Maidenform Brands, Inc.* (Apparel)	280	4,852
Main Street Capital Corp. (Investment Companies)	350	9,692
Mainsource Financial Group, Inc. (Banks)	280	3,760
MAKO Surgical Corp.* (Healthcare-Products)	490	5,905
Manhattan Associates, Inc.* (Computers)	210	16,203
MannKind Corp.* (Pharmaceuticals)	1,610	10,465
ManTech International Corp.—Class A (Software)	280	7,314
Marchex, Inc.—Class B (Advertising)	420	2,528
Marcus Corp. (Lodging)	280	3,562
MarineMax, Inc.* (Retail)	350	3,966
Market Leader, Inc.* (Software)	350	3,745
MarketAxess Holdings, Inc. (Diversified Financial Services)	350	16,363
Marriott Vacations Worldwide Corp.* (Entertainment)	280	12,108
Marten Transport, Ltd. (Transportation)	280	4,388
Martha Stewart Living Omnimedia, Inc.— Class A* (Media)	840	2,024
Masimo Corp. (Healthcare-Products)	490	10,388
MasTec, Inc.* (Engineering & Construction)	630	20,727
Matador Resources Co.* (Oil & Gas)	560	6,709
Materion Corp. (Mining)	210	5,689
Matrix Service Co.* (Oil & Gas Services)	350	5,453
Matson, Inc. (Transportation)	490	12,250
Matthews International Corp.—Class A (Commercial Services)	280	10,556
MAXIMUS, Inc. (Commercial Services)	350	26,068
Maxlinear, Inc.—Class A* (Semiconductors)	420	2,940
Maxwell Technologies, Inc.* (Computers)	490	3,504
MB Financial, Inc. (Banks)	560	15,008
MCG Capital Corp. (Investment Companies)	910	4,741
McGrath Rentcorp (Commercial Services)	280	9,565
MDC Partners, Inc.—Class A (Advertising)	280	5,052
Meadowbrook Insurance Group, Inc. (Insurance)	630	5,059
Medallion Financial Corp. (Investment Companies)	280	3,895
MedAssets, Inc.* (Software)	630	11,176
Media General, Inc.—Class A* (Media)	280	3,088
Medical Properties Trust, Inc. (REIT)	1,540	22,053
Medidata Solutions, Inc.* (Software)	280	21,686
Medley Capital Corp. (Private Equity)	350	4,753
Mentor Graphics Corp. (Computers)	980	19,158
Mercury Computer Systems, Inc.* (Computers)	420	3,872
Meredith Corp. (Media)	350	16,695
Merge Healthcare, Inc.* (Healthcare-Products)	980	3,528
Meridian Bioscience, Inc. (Healthcare-Products)	420	9,030
Merit Medical Systems, Inc.* (Healthcare-Products)	490	5,464
Meritage Homes Corp.* (Home Builders)	350	15,176
Meritor, Inc.* (Auto Parts & Equipment)	1,120	7,896
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,050	7,067
Methode Electronics, Inc. (Electronics)	420	7,144
MGE Energy, Inc. (Electric)	210	11,500
MGIC Investment Corp.* (Insurance)	3,290	19,970
Micrel, Inc. (Semiconductors)	560	5,533
Microsemi Corp.* (Semiconductors)	910	20,703
Midstates Pete Co., Inc.* (Oil & Gas)	560	3,030
Midway Gold Corp.* (Mining)	2,450	2,310
Millennial Media, Inc.* (Advertising)	490	4,268
Miller Energy Resources, Inc.* (Oil & Gas)	630	2,520
MiMedx Group, Inc.* (Healthcare-Products)	980	6,919
Mindspeed Technologies, Inc.* (Semiconductors)	770	2,495
Mine Safety Appliances Co. (Environmental Control)	280	13,034
Minerals Technologies, Inc. (Chemicals)	350	14,469
Mitek System, Inc.* (Computers)	420	2,428
MKS Instruments, Inc. (Semiconductors)	560	14,862
Mobile Mini, Inc.* (Storage/Warehousing)	420	13,923
Modine Manufacturing Co.* (Auto Parts & Equipment)	560	6,093
ModusLink Global Solutions, Inc.* (Internet)	770	2,449
Molina Healthcare, Inc.* (Healthcare-Services)	280	10,410
Molycorp, Inc.* (Mining)	1,400	8,680
Momenta Pharmaceuticals, Inc.* (Biotechnology)	560	8,434
MoneyGram International, Inc.* (Commercial Services)	280	6,342
Monmouth Real Estate Investment Corp.— Class A (REIT)	560	5,527
Monolithic Power Systems, Inc. (Semiconductors)	420	10,126
Monotype Imaging Holdings, Inc. (Software)	420	10,672
Monro Muffler Brake, Inc. (Commercial Services)	350	16,818
Monster Worldwide, Inc.* (Commercial Services)	1,400	6,874
Montpelier Re Holdings, Ltd. (Insurance)	490	12,255
Moog, Inc.—Class A* (Aerospace/Defense)	420	21,643
Morgans Hotel Group Co.* (Lodging)	420	3,385
MoSys, Inc.* (Semiconductors)	770	3,095
Move, Inc.* (Internet)	491	6,291
MPG Office Trust, Inc.* (REIT)	980	3,077
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	280	14,119
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,680	11,609

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 137

Common Stocks, continued

	Shares	Value
Multimedia Games Holding Co., Inc.* (Entertainment)	350	$9,125
MVC Capital, Inc. (Investment Companies)	350	4,407
Myers Industries, Inc. (Miscellaneous Manufacturing)	350	5,254
MYR Group, Inc.* (Engineering & Construction)	280	5,446
Nanometrics, Inc.* (Semiconductors)	280	4,108
Nanosphere, Inc.* (Biotechnology)	770	2,364
National Bank Holdings Corp. (Holding Companies-Diversified)	560	11,032
National CineMedia, Inc. (Entertainment)	630	10,641
National Financial Partners Corp.* (Diversified Financial Services)	420	10,630
National Health Investors, Inc. (REIT)	280	16,761
National Penn Bancshares, Inc. (Banks)	1,260	12,802
Natus Medical, Inc.* (Healthcare-Products)	350	4,778
Nautilus, Inc.* (Leisure Time)	420	3,650
Navarre Corp.* (Distribution/Wholesale)	840	2,318
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	1,610	4,299
Navigant Consulting Co.* (Commercial Services)	560	6,720
NBT Bancorp, Inc. (Banks)	490	10,373
NCI Building Systems, Inc.* (Building Materials)	280	4,281
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,190	13,745
Nelnet, Inc.—Class A (Diversified Financial Services)	280	10,105
Neogen Corp.* (Pharmaceuticals)	280	15,557
NeoGenomics, Inc.* (Biotechnology)	630	2,507
Neonode, Inc.* (Telecommunications)	420	2,499
NeoPhotonics Corp.* (Telecommunications)	350	3,042
NETGEAR, Inc.* (Telecommunications)	420	12,827
NetScout Systems, Inc.* (Computers)	420	9,803
Netspend Holdings, Inc.* (Diversified Financial Services)	420	6,707
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	700	9,366
Neutral Tandem, Inc. (Telecommunications)	560	3,220
New Jersey Resources Corp. (Gas)	420	17,443
New Mountain Finance Corp. (Investment Companies)	420	5,947
New Residential Investment Corp. (REIT)	2,590	17,457
New York & Co., Inc.* (Retail)	490	3,112
New York Mortgage Trust, Inc. (REIT)	770	5,213
NewBridge Bancorp* (Banks)	420	2,516
Newpark Resources, Inc.* (Oil & Gas Services)	910	10,001
Newport Corp.* (Electronics)	490	6,826
NewStar Financial, Inc.* (Diversified Financial Services)	350	4,662
Nexstar Broadcasting Group, Inc.—Class A (Media)	280	9,929
NGP Capital Resources Co. (Investment Companies)	420	2,575
NIC, Inc. (Internet)	700	11,571
NII Holdings, Inc.—Class B* (Telecommunications)	1,820	12,139
Noranda Aluminum Holding Corp. (Mining)	700	2,261
Nordic American Tankers, Ltd. (Transportation)	770	5,829
Northern Oil & Gas, Inc.* (Oil & Gas)	700	9,338
Northfield BanCorp, Inc. (Savings & Loans)	630	7,384
NorthStar Realty Finance Corp. (REIT)	2,030	18,473
Northwest Bancshares, Inc. (Savings & Loans)	980	13,240
Northwest Natural Gas Co. (Gas)	280	11,894
NorthWestern Corp. (Electric)	420	16,758
Novavax, Inc.* (Biotechnology)	1,890	3,875
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,050	15,855
Nutrisystem, Inc. (Internet)	350	4,122
NuVasive, Inc.* (Healthcare-Products)	490	12,147
Nuverra Environmental Solutions, Inc.* (Environmental Control)	1,820	5,278
NxStage Medical, Inc.* (Healthcare-Products)	630	8,996
Odyssey Marine Exploration, Inc.* (Commercial Services)	1,190	3,522
Office Depot, Inc.* (Retail)	2,660	10,294
OfficeMax, Inc. (Retail)	980	10,025
OFG Bancorp (Banks)	490	8,874
Old National Bancorp (Banks)	1,050	14,522
Olin Corp. (Chemicals)	840	20,093
OM Group, Inc.* (Chemicals)	350	10,822
Omega Protein Corp.* (Pharmaceuticals)	350	3,143
Omeros Corp.* (Biotechnology)	560	2,822
Omnicell, Inc.* (Software)	420	8,631
OmniVision Technologies, Inc.* (Semiconductors)	560	10,444
Omnova Solutions, Inc.* (Chemicals)	630	5,046
On Assignment, Inc.* (Commercial Services)	490	13,093
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	280	4,054
OpenTable, Inc.* (Internet)	210	13,430
Opko Health, Inc.* (Pharmaceuticals)	1,540	10,934
Oplink Communications, Inc.* (Telecommunications)	280	4,864
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	560	8,103
OraSure Technologies, Inc.* (Healthcare-Products)	840	3,259
Orbcomm, Inc.* (Telecommunications)	630	2,829
Orbital Sciences Corp.* (Aerospace/Defense)	630	10,943
Orbitz Worldwide, Inc.* (Internet)	350	2,811
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,120	6,552
Orient-Express Hotels, Ltd.—Class A* (Lodging)	980	11,916
Orion Marine Group, Inc.* (Engineering & Construction)	350	4,232
Oritani Financial Corp. (Savings & Loans)	490	7,683
Orthofix International N.V.* (Healthcare-Products)	210	5,649
OSI Systems, Inc.* (Electronics)	210	13,528
Otter Tail Corp. (Electric)	420	11,928
Owens & Minor, Inc. (Distribution/Wholesale)	630	21,313
Pacer International, Inc.* (Transportation)	560	3,534
Pacific Boisciences of California, Inc.* (Biotechnology)	910	2,293
Pacific Sunwear of California, Inc.* (Retail)	840	3,041
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	280	8,120
PacWest Bancorp (Banks)	420	12,873
Paramount Gold & Silver Corp.* (Mining)	2,520	2,999
PAREXEL International Corp.* (Commercial Services)	560	25,727
Park Electrochemical Corp. (Electronics)	280	6,723
Park Sterling Corp.* (Banks)	630	3,723
Parker Drilling Co.* (Oil & Gas)	1,400	6,972
Parkervision, Inc.* (Telecommunications)	1,120	5,096
Parkway Properties, Inc. (REIT)	490	8,212
PDC Energy, Inc.* (Oil & Gas)	280	14,414
PDF Solutions, Inc.* (Software)	280	5,160
PDL BioPharma, Inc. (Biotechnology)	1,470	11,348
Pebblebrook Hotel Trust (REIT)	630	16,286
Pendrell Corp.* (Commercial Services)	2,030	5,298
Penn Virginia Corp.* (Oil & Gas)	770	3,619
PennantPark Investment Corp. (Investment Companies)	770	8,508
Pennsylvania REIT (REIT)	700	13,216

See accompanying notes to financial statements.

138  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
PennyMac Mortgage Investment Trust (REIT)	630	$13,262
Penske Automotive Group, Inc. (Retail)	420	12,827
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,380	3,070
Peregrine Semiconductor Corp.* (Semiconductors)	350	3,819
Perficient, Inc.* (Internet)	420	5,603
Performant FINL Corp.* (Commercial Services)	280	3,245
Pericom Semiconductor Corp.* (Semiconductors)	420	2,990
PetMed Express, Inc. (Retail)	280	3,528
PetroQuest Energy, Inc.* (Oil & Gas)	840	3,326
PGT, Inc.* (Building Materials)	490	4,248
PharMerica Corp.* (Pharmaceuticals)	350	4,851
PHH Corp.* (Commercial Services)	630	12,839
Photronics, Inc.* (Semiconductors)	770	6,206
PICO Holdings, Inc.* (Water)	280	5,869
Piedmont Natural Gas Co., Inc. (Gas)	770	25,979
Pier 1 Imports, Inc. (Retail)	980	23,019
Pike Electric Corp. (Electric)	350	4,305
Pilgrim’s Pride Corp.* (Food)	700	10,458
Pinnacle Entertainment, Inc.* (Entertainment)	630	12,392
Pinnacle Financial Partners, Inc.* (Banks)	350	8,999
Pioneer Energy Services Corp.* (Oil & Gas Services)	770	5,097
Planet Payment, Inc.* (Software)	840	2,318
Plantronics, Inc. (Telecommunications)	420	18,446
Platinum Underwriters Holdings, Ltd. (Insurance)	350	20,027
Plexus Corp.* (Electronics)	350	10,462
PLX Technology, Inc.* (Semiconductors)	700	3,332
PMC-Sierra, Inc.* (Semiconductors)	2,100	13,335
PMFG, Inc.* (Miscellaneous Manufacturing)	420	2,906
PNM Resources, Inc. (Electric)	840	18,640
PolyOne Corp. (Chemicals)	980	24,284
Polypore International, Inc.* (Miscellaneous Manufacturing)	490	19,747
Pool Corp. (Distribution/Wholesale)	490	25,681
Portland General Electric Co. (Electric)	770	23,554
Post Holdings, Inc.* (Food)	350	15,281
Potlatch Corp. (REIT)	420	16,985
Power Integrations, Inc. (Semiconductors)	280	11,357
Power-One, Inc.* (Electrical Components & Equipment)	840	5,309
PowerSecure International, Inc.* (Electrical Components & Equipment)	280	4,208
Pozen, Inc.* (Pharmaceuticals)	490	2,455
Premiere Global Services, Inc.* (Telecommunications)	560	6,759
Prestige Brands Holdings, Inc.* (Household Products/Wares)	560	16,318
PRGX Global, Inc.* (Commercial Services)	490	2,690
PriceSmart, Inc. (Retail)	210	18,402
Primerica, Inc. (Insurance)	560	20,966
Primoris Services Corp. (Holding Companies-Diversified)	420	8,282
PrivateBancorp, Inc. (Banks)	700	14,847
Procera Networks, Inc.* (Telecommunications)	280	3,844
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	770	3,434
Progress Software Corp.* (Software)	560	12,886
Proofpoint, Inc.* (Software)	280	6,784
PROS Holdings, Inc.* (Software)	280	8,386
Prospect Capital Corp. (Investment Companies)	2,450	26,460
Prosperity Bancshares, Inc. (Banks)	630	32,627
Provident Financial Services, Inc. (Savings & Loans)	630	9,941
Provident New York Bancorp (Savings & Loans)	560	5,230
PTC, Inc.* (Software)	1,190	29,191
Puma Biotechnology, Inc.* (Biotechnology)	210	9,318
QLIK Technologies, Inc.* (Software)	840	23,747
QLogic Corp.* (Semiconductors)	980	9,369
Quad Graphics, Inc. (Commercial Services)	280	6,748
Quality Distribution, Inc.* (Transportation)	350	3,094
Quality Systems, Inc. (Software)	420	7,858
Quanex Building Products Corp. (Building Materials)	420	7,073
Quantum Corp.* (Computers)	2,940	4,028
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	490	22,275
Quicksilver Resources, Inc.* (Oil & Gas)	1,960	3,293
Quidel Corp.* (Healthcare-Products)	350	8,936
Quiksilver, Inc.* (Apparel)	1,470	9,467
QuinStreet, Inc.* (Internet)	420	3,625
Radian Group, Inc. (Insurance)	1,750	20,335
RadioShack Corp.* (Retail)	1,330	4,203
RadiSys Corp.* (Computers)	490	2,357
RAIT Financial Trust (REIT)	840	6,317
Rambus, Inc.* (Semiconductors)	1,190	10,222
Ramco-Gershenson Properties Trust (REIT)	630	9,784
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	630	5,891
Raven Industries, Inc. (Miscellaneous Manufacturing)	420	12,592
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	210	10,910
RealD, Inc.* (Computers)	490	6,811
RealNetworks, Inc.* (Internet)	350	2,646
RealPage, Inc.* (Software)	490	8,987
Redwood Trust, Inc. (REIT)	840	14,280
Regis Corp. (Retail)	560	9,195
Renasant Corp. (Banks)	280	6,815
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	280	3,984
Rent-A-Center, Inc. (Commercial Services)	560	21,028
Rentech, Inc. (Chemicals)	2,730	5,733
Repligen Corp.* (Biotechnology)	490	4,038
Repros Therapeutics, Inc.* (Pharmaceuticals)	280	5,166
Republic Airways Holdings, Inc.* (Airlines)	560	6,345
Resolute Energy Corp.* (Oil & Gas)	840	6,703
Resolute Forest Products, Inc.* (Forest Products & Paper)	770	10,141
Resource Capital Corp. (REIT)	1,400	8,610
Resources Connection, Inc. (Commercial Services)	490	5,684
Responsys, Inc.* (Internet)	420	6,010
Retail Opportunity Investments Corp. (REIT)	700	9,730
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	630	2,520
Rex Energy Corp.* (Oil & Gas)	490	8,614
Rexnord Corp.* (Metal Fabricate/Hardware)	350	5,898
RF Micro Devices, Inc.* (Telecommunications)	2,940	15,729
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	1,190	3,975
Rite Aid Corp.* (Retail)	7,350	21,021
RLI Corp. (Insurance)	210	16,046
RLJ Lodging Trust (REIT)	1,260	28,336
Rockville Financial, Inc. (Savings & Loans)	350	4,578
Rockwell Medical, Inc.* (Healthcare-Products)	700	2,527
Rofin-Sinar Technologies, Inc.* (Electronics)	350	8,729
Rosetta Resources, Inc.* (Oil & Gas)	630	26,787
Roundy’s, Inc. (Retail)	420	3,499
Rouse Properties, Inc. (REIT)	280	5,494
RPX Corp.* (Commercial Services)	350	5,880
RTI Biologics, Inc.* (Biotechnology)	840	3,158

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 139

Common Stocks, continued

	Shares	Value
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	350	$9,699
Ruby Tuesday, Inc.* (Retail)	700	6,461
Ruckus Wireless, Inc.* (Telecommunications)	490	6,277
Rudolph Technologies, Inc.* (Semiconductors)	420	4,704
Rush Enterprises, Inc.—Class A* (Retail)	350	8,663
Ruth’s Hospitality Group, Inc. (Retail)	420	5,069
Ryman Hospitality Properties, Inc. (REIT)	420	16,384
S&T Bancorp, Inc. (Banks)	350	6,860
Sabra Health Care REIT, Inc. (REIT)	420	10,966
Safeguard Scientifics, Inc.* (Internet)	280	4,494
Saia, Inc.* (Transportation)	280	8,392
Saks, Inc.* (Retail)	1,050	14,322
Sanchez Energy Corp.* (Oil & Gas)	350	8,036
Sanderson Farms, Inc. (Food)	210	13,948
Sandy Spring Bancorp, Inc. (Banks)	280	6,054
Sangamo Biosciences, Inc.* (Biotechnology)	700	5,467
Sanmina Corp.* (Electronics)	840	12,054
Santarus, Inc.* (Pharmaceuticals)	560	11,788
Sapient Corp.* (Internet)	1,120	14,627
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	350	13,317
ScanSource, Inc.* (Distribution/Wholesale)	280	8,960
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	280	6,546
Scholastic Corp. (Media)	280	8,201
Schulman (A.), Inc. (Chemicals)	350	9,387
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	350	17,457
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	770	3,819
Scientific Games Corp.—Class A* (Entertainment)	560	6,300
Sciquest, Inc.* (Software)	280	7,014
Scorpio Tankers, Inc. (Transportation)	1,680	15,085
SeaChange International, Inc.* (Software)	420	4,918
Seacoast Banking Corp. of Florida* (Banks)	1,260	2,772
SEACOR Holdings, Inc. (Oil & Gas Services)	210	17,441
Select Comfort Corp.* (Home Furnishings)	560	14,033
Select Medical Holdings Corp. (Healthcare-Services)	630	5,166
Selective Insurance Group, Inc. (Insurance)	560	12,891
SemGroup Corp.—Class A (Pipelines)	420	22,621
Semtech Corp.* (Semiconductors)	700	24,521
Sensient Technologies Corp. (Chemicals)	490	19,830
Sequenom, Inc.* (Biotechnology)	1,400	5,894
ServiceSource International, Inc.* (Commercial Services)	700	6,524
Shenandoah Telecommunications Co. (Telecommunications)	280	4,670
SHFl Entertainment, Inc.* (Entertainment)	630	11,157
Ship Finance International, Ltd. (Transportation)	560	8,310
ShoreTel, Inc.* (Telecommunications)	910	3,667
Shutterfly, Inc.* (Internet)	350	19,526
SIGA Technologies, Inc.* (Pharmaceuticals)	770	2,187
Sigma Designs, Inc.* (Semiconductors)	560	2,828
Silicon Graphics International Corp.* (Computers)	420	5,620
Silicon Image, Inc.* (Semiconductors)	980	5,733
Simpson Manufacturing Co., Inc. (Building Materials)	420	12,356
Sinclair Broadcast Group, Inc.—Class A (Media)	700	20,566
Skechers U.S.A., Inc.—Class A* (Apparel)	420	10,084
Skilled Healthcare Group, Inc.—Class A* (Healthcare-Services)	350	2,338
SkyWest, Inc. (Airlines)	560	7,582
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	700	6,986
Snyders-Lance, Inc. (Food)	490	13,921
Solar Capital, Ltd. (Investment Companies)	490	11,313
Solazyme, Inc.* (Energy-Alternate Sources)	560	6,563
Solta Medical, Inc.* (Healthcare-Products)	1,260	2,873
Sonic Automotive, Inc.—Class A (Retail)	420	8,879
Sonic Corp.* (Retail)	630	9,173
Sonus Networks, Inc.* (Telecommunications)	2,450	7,375
Sotheby’s—Class A (Commercial Services)	700	26,536
Sourcefire, Inc.* (Internet)	350	19,442
South Jersey Industries, Inc. (Gas)	350	20,094
Southwest Bancorp, Inc.* (Banks)	280	3,696
Southwest Gas Corp. (Gas)	490	22,927
Sovran Self Storage, Inc. (REIT)	350	22,677
Spansion, Inc.—Class A* (Computers)	560	7,011
Spartan Motors, Inc. (Auto Parts & Equipment)	560	3,427
Spartan Stores, Inc. (Food)	280	5,163
Spectranetics Corp.* (Healthcare-Products)	420	7,846
Spectrum Brands Holdings, Inc. (Household Products/Wares)	210	11,943
Spectrum Pharmaceuticals, Inc. (Biotechnology)	770	5,744
Spirit Airlines, Inc.* (Airlines)	630	20,015
Spirit Realty Capital, Inc. (REIT)	630	11,164
SS&C Technologies Holdings, Inc.* (Software)	560	18,424
Staar Surgical Co.* (Healthcare-Products)	490	4,974
STAG Industrial, Inc. (REIT)	490	9,776
Stage Stores, Inc. (Retail)	350	8,225
Standard Motor Products, Inc. (Auto Parts & Equipment)	210	7,211
Standard Pacific Corp.* (Home Builders)	1,540	12,828
Star Scientific, Inc.* (Agriculture)	2,590	3,600
State Bank Finacial Corp. (Banks)	420	6,313
STEC, Inc.* (Computers)	490	3,293
Steelcase, Inc.—Class A (Office Furnishings)	910	13,268
Stein Mart, Inc. (Retail)	350	4,778
StellarOne Corp. (Banks)	280	5,502
Stepan Co. (Chemicals)	210	11,678
STERIS Corp. (Healthcare-Products)	560	24,013
Sterling Bancorp (Banks)	420	4,880
Sterling Financial Corp. (Banks)	350	8,323
Steven Madden, Ltd.* (Apparel)	420	20,320
Stewart Enterprises, Inc.—Class A (Commercial Services)	770	10,079
Stewart Information Services Corp. (Insurance)	280	7,333
Stifel Financial Corp.* (Diversified Financial Services)	630	22,472
Stillwater Mining Co.* (Mining)	1,260	13,533
Stone Energy Corp.* (Oil & Gas)	560	12,337
Stoneridge, Inc.* (Electronics)	350	4,074
Strategic Hotels & Resorts, Inc.* (REIT)	1,890	16,745
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	210	10,088
Summit Hotel Properties, Inc. (REIT)	770	7,277
Sun Bancorp, Inc.* (Banks)	770	2,610
Sun Communities, Inc. (REIT)	350	17,416
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	210	6,569
SunCoke Energy, Inc.* (Coal)	770	10,796
SunEdison, Inc.* (Semiconductors)	2,380	19,444
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	560	2,918
SunPower Corp.* (Electrical Components & Equipment)	420	8,694
Sunstone Hotel Investors, Inc.* (REIT)	1,680	20,294
Super Micro Computer, Inc.* (Computers)	420	4,469

See accompanying notes to financial statements.

140  :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Superior Industries International, Inc. (Auto Parts & Equipment)	280	$4,819
SUPERVALU, Inc.* (Food)	2,100	13,062
Support.com, Inc.* (Internet)	770	3,519
Susquehanna Bancshares, Inc. (Banks)	1,890	24,287
Swift Energy Co.* (Oil & Gas)	490	5,875
Swift Transportation Co.* (Transportation)	840	13,894
Swisher Hygiene, Inc.* (Commercial Services)	2,590	2,227
SWS Group, Inc.* (Diversified Financial Services)	490	2,671
Sykes Enterprises, Inc.* (Computers)	420	6,619
Symetra Financial Corp. (Insurance)	840	13,432
Symmetricom, Inc.* (Telecommunications)	700	3,143
Symmetry Medical, Inc.* (Healthcare-Products)	490	4,126
Synaptics, Inc.* (Computers)	350	13,496
Synchronoss Technologies, Inc.* (Software)	350	10,805
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	1,050	4,536
Synergy Resources Corp.* (Oil & Gas)	560	4,099
SYNNEX Corp.* (Software)	280	11,838
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	630	3,144
Take-Two Interactive Software, Inc.* (Software)	840	12,575
TAL International Group, Inc. (Trucking & Leasing)	350	15,250
Tangoe, Inc.* (Software)	350	5,401
Targa Resources Corp. (Oil & Gas Services)	350	22,516
Targacept, Inc.* (Pharmaceuticals)	560	2,391
TASER International, Inc.* (Electronics)	630	5,368
TCP Capital Corp. (Investment Companies)	350	5,870
Team Health Holdings, Inc.* (Commercial Services)	700	28,749
Team, Inc.* (Commercial Services)	210	7,949
TearLab Corp.* (Healthcare-Products)	350	3,717
Tecumseh Products Co.—Class A* (Machinery-Diversified)	280	3,060
Teekay Tankers, Ltd.—Class A (Transportation)	1,050	2,762
TeleCommunication Systems, Inc.—Class A* (Internet)	980	2,283
Teledyne Technologies, Inc.* (Aerospace/Defense)	350	27,072
TeleTech Holdings, Inc.* (Commercial Services)	210	4,920
Tellabs, Inc. (Telecommunications)	3,990	7,900
Tenneco, Inc.* (Auto Parts & Equipment)	630	28,527
Terreno Realty Corp. (REIT)	280	5,188
Tesco Corp.* (Oil & Gas Services)	420	5,565
Tessera Technologies, Inc. (Semiconductors)	560	11,648
TETRA Technologies, Inc.* (Environmental Control)	700	16,457
TETRA Technologies, Inc.* (Oil & Gas Services)	840	8,618
Texas Capital Bancshares, Inc.* (Banks)	420	18,631
Texas Industries, Inc.* (Building Materials)	210	13,679
Texas Roadhouse, Inc.—Class A (Retail)	630	15,763
Textainer Group Holdings, Ltd. (Trucking & Leasing)	210	8,072
The Active Network, Inc.* (Internet)	700	5,299
The Andersons, Inc. (Agriculture)	210	11,170
The Brink’s Co. (Commercial Services)	490	12,500
The Buckle, Inc. (Retail)	280	14,566
The Cato Corp.—Class A (Retail)	280	6,989
The Cheesecake Factory, Inc. (Retail)	560	23,457
The Children’s Place Retail Stores, Inc.* (Retail)	210	11,508
The Corporate Executive Board Co. (Commercial Services)	350	22,126
The Ensign Group, Inc. (Healthcare-Services)	210	7,396
The Finish Line, Inc.—Class A (Retail)	560	12,242
The First Marblehead Corp.* (Diversified Financial Services)	2,030	2,395
The Geo Group, Inc. (REIT)	700	23,765
The Greenbrier Cos., Inc.* (Trucking & Leasing)	280	6,824
The Hain Celestial Group, Inc.* (Food)	350	22,740
The Jones Group, Inc. (Apparel)	840	11,550
The KEYW Holding Corp.* (Computers)	420	5,565
The McClatchy Co.—Class A* (Media)	1,120	2,554
The Medicines Co.* (Biotechnology)	560	17,226
The Men’s Wearhouse, Inc. (Retail)	490	18,547
The Middleby Corp.* (Machinery-Diversified)	210	35,720
The New York Times Co.—Class A* (Media)	1,330	14,710
The Pantry, Inc.* (Retail)	350	4,263
The Pep Boys-Manny, Moe & Jack* (Retail)	630	7,295
The Ryland Group, Inc. (Home Builders)	490	19,649
The Ultimate Software Group, Inc.* (Software)	280	32,840
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,120	3,394
Thermon Group Holdings, Inc.* (Oil & Gas Services)	350	7,140
THL Credit, Inc. (Investment Companies)	350	5,317
Thomas Properties Group, Inc. (Real Estate)	560	2,968
Thoratec Corp.* (Healthcare-Products)	560	17,534
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	700	3,682
TICC Capital Corp. (Investment Companies)	630	6,061
Titan International, Inc. (Auto Parts & Equipment)	560	9,447
TiVo, Inc.* (Home Furnishings)	1,330	14,697
Tootsie Roll Industries, Inc. (Food)	210	6,674
Tornier N.V.* (Healthcare-Products)	350	6,125
Tower Group International, Ltd. (Insurance)	630	12,921
Towerstream Corp.* (Internet)	1,120	2,856
Town Sports International Holdings, Inc. (Leisure Time)	350	3,770
TowneBank (Banks)	350	5,152
Tredegar Corp. (Miscellaneous Manufacturing)	280	7,196
TreeHouse Foods, Inc.* (Food)	350	22,939
Triangle Capital Corp. (Investment Companies)	280	7,703
Triangle Petroleum Corp.* (Oil & Gas)	630	4,416
TriMas Corp.* (Miscellaneous Manufacturing)	420	15,658
Triple-S Management Corp.* (Healthcare-Services)	280	6,012
TriQuint Semiconductor, Inc.* (Semiconductors)	1,750	12,128
Trius Therapeutics, Inc.* (Biotechnology)	490	3,979
True Religion Apparel, Inc. (Apparel)	280	8,865
TrueBlue, Inc.* (Commercial Services)	420	8,841
Trulia, Inc.* (Internet)	280	8,705
TrustCo Bank Corp. (Banks)	1,120	6,093
Trustmark Corp. (Banks)	700	17,206
TTM Technologies, Inc.* (Electronics)	630	5,292
Tuesday Morning Corp.* (Retail)	560	5,807
Tumi Holdings, Inc.* (Household Products/Wares)	490	11,760
Tutor Perini Corp.* (Engineering & Construction)	420	7,598
Tyler Technologies, Inc.* (Software)	350	23,993
U.S. Silica Holdings, Inc. (Mining)	280	5,818
UIL Holdings Corp. (Electric)	490	18,743
Ultra Clean Holdings, Inc.* (Semiconductors)	420	2,541
Ultrapetrol Bahamas, Ltd.* (Transportation)	630	1,796
Ultratech Stepper, Inc.* (Semiconductors)	280	10,282
UMB Financial Corp. (Banks)	350	19,485
Umpqua Holdings Corp. (Banks)	1,120	16,811
Unilife Corp.* (Healthcare-Products)	1,260	3,994
Union First Market Bankshares (Banks)	280	5,765
Unisys Corp.* (Computers)	490	10,814

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 141

Common Stocks, continued

	Shares	Value
United Bankshares, Inc. (Banks)	490	$12,961
United Community Banks, Inc.* (Banks)	490	6,086
United Community Financial Corp.* (Savings & Loans)	630	2,930
United Financial Bancorp, Inc. (Savings & Loans)	280	4,242
United Fire Group, Inc. (Insurance)	280	6,952
United Natural Foods, Inc.* (Food)	490	26,455
United Online, Inc. (Internet)	1,050	7,959
United Stationers, Inc. (Distribution/Wholesale)	420	14,091
Universal American Corp. (Healthcare-Services)	490	4,356
Universal Corp. (Agriculture)	210	12,148
Universal Display Corp.* (Electrical Components & Equipment)	420	11,806
Universal Forest Products, Inc. (Building Materials)	210	8,383
Universal Insurance Holdings, Inc. (Insurance)	490	3,469
Universal Technical Institute, Inc. (Commercial Services)	350	3,616
UNS Energy Corp. (Electric)	420	18,787
Unwired Planet, Inc.* (Internet)	1,540	3,003
Uranium Energy Corp.* (Mining)	1,540	2,757
Ur-Energy, Inc.* (Mining)	2,170	2,908
Urstadt Biddle Properties—Class A (REIT)	280	5,648
US Airways Group, Inc.* (Airlines)	1,610	26,436
USA Mobility, Inc. (Telecommunications)	280	3,800
USG Corp.* (Building Materials)	770	17,750
UTI Worldwide, Inc. (Transportation)	910	14,987
VAALCO Energy, Inc.* (Oil & Gas)	770	4,404
Vail Resorts, Inc. (Entertainment)	350	21,531
Valassis Communications, Inc.—Class A (Commercial Services)	420	10,328
ValueClick, Inc.* (Internet)	770	19,003
ValueVision Media, Inc.—Class A* (Advertising)	630	3,219
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	420	3,394
Vanguard Health System, Inc.* (Healthcare-Services)	350	7,259
Vantage Drilling Co.* (Oil & Gas)	2,520	5,141
VASCO Data Security International, Inc.* (Internet)	420	3,490
Vector Group, Ltd. (Agriculture)	630	10,219
Veeco Instruments, Inc.* (Semiconductors)	420	14,876
Vera Bradley, Inc.* (Retail)	280	6,065
Verint Systems, Inc.* (Software)	560	19,863
Viad Corp. (Commercial Services)	210	5,149
ViaSat, Inc.* (Telecommunications)	420	30,014
Vical, Inc.* (Biotechnology)	1,120	3,506
ViewPoint Financial Group, Inc. (Savings & Loans)	420	8,740
Virginia Commerce BanCorp, Inc.* (Banks)	350	4,886
VirnetX Holding Corp.* (Internet)	490	9,795
ViroPharma, Inc.* (Pharmaceuticals)	630	18,050
Virtusa Corp.* (Computers)	280	6,205
VistaPrint N.V.* (Commercial Services)	350	17,280
Vitacost.com, Inc.* (Internet)	350	2,958
Vitamin Shoppe, Inc.* (Retail)	350	15,694
VIVUS, Inc.* (Pharmaceuticals)	1,050	13,209
Vocera Communications, Inc.* (Computers)	280	4,116
Vocus, Inc.* (Internet)	280	2,946
Volcano Corp.* (Healthcare-Products)	560	10,153
Volterra Semiconductor Corp.* (Semiconductors)	350	4,942
Vonage Holdings Corp.* (Telecommunications)	1,890	5,349
VOXX International Corp.* (Home Furnishings)	280	3,436
Vringo, Inc.* (Telecommunications)	1,050	3,329
W&T Offshore, Inc. (Oil & Gas)	420	6,002
Wabash National Corp.* (Auto Manufacturers)	770	7,839
Wageworks, Inc.* (Diversified Financial Services)	280	9,646
Walter Energy, Inc. (Coal)	700	7,280
Walter Investment Management Corp.* (Diversified Financial Services)	420	14,200
Warren Resources, Inc.* (Oil & Gas)	1,190	3,035
Washington REIT (REIT)	700	18,837
Watsco, Inc. (Distribution/Wholesale)	280	23,509
Watts Water Technologies, Inc.—Class A (Electronics)	280	12,695
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	560	6,384
Web.com Group, Inc.* (Internet)	420	10,752
WebMD Health Corp.* (Internet)	350	10,280
Webster Financial Corp. (Banks)	910	23,369
WellCare Health Plans, Inc.* (Healthcare-Services)	420	23,331
Werner Enterprises, Inc. (Transportation)	490	11,843
WesBanco, Inc. (Banks)	280	7,400
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	490	9,099
West Corp. (Telecommunications)	280	6,199
West Pharmaceutical Services, Inc. (Healthcare-Products)	350	24,590
Westamerica Bancorp (Banks)	280	12,793
Westell Technologies, Inc.* (Telecommunications)	910	2,175
Western Alliance Bancorp* (Banks)	770	12,188
Western Asset Mortgage Capital Corp. (Diversified Financial Services)	280	4,889
Western Refining, Inc. (Oil & Gas)	560	15,719
Westfield Financial, Inc. (Savings & Loans)	350	2,450
Wet Seal, Inc. (The)* (Retail)	1,120	5,286
WEX, Inc.* (Commercial Services)	350	26,845
WGL Holdings, Inc. (Gas)	490	21,178
Willbros Group, Inc.* (Oil & Gas Services)	560	3,438
Wilshire Bancorp, Inc. (Banks)	770	5,097
Winnebago Industries, Inc.* (Home Builders)	350	7,347
Winthrop Realty Trust (REIT)	350	4,211
Wintrust Financial Corp. (Banks)	350	13,398
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,050	12,149
WMS Industries, Inc.* (Leisure Time)	560	14,286
Wolverine World Wide, Inc. (Apparel)	490	26,758
Woodward, Inc. (Electronics)	700	28,000
World Wrestling Entertainment, Inc.—Class A (Media)	420	4,330
Worthington Industries, Inc. (Metal Fabricate/Hardware)	560	17,757
Wright Medical Group, Inc.* (Healthcare-Products)	420	11,008
Xenoport, Inc.* (Pharmaceuticals)	700	3,465
XO Group, Inc.* (Internet)	350	3,920
Xoma Corp.* (Biotechnology)	980	3,557
Yelp, Inc.* (Internet)	350	12,170
Zagg, Inc.* (Electronics)	560	2,996
Zale Corp.* (Retail)	420	3,822
Zaza Energy Corp.* (Oil & Gas)	1,330	1,596
Zep, Inc. (Chemicals)	280	4,432
Zillow, Inc.—Class A* (Internet)	210	11,823
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,190	2,499
Zix Corp.* (Internet)	910	3,849
Zogenix, Inc.* (Pharmaceuticals)	1,400	2,394
Zoltek Cos., Inc.* (Chemicals)	350	4,519
Zumiez, Inc.* (Retail)	280	8,050
TOTAL COMMON STOCKS (Cost $10,972,726)		13,365,642

See accompanying notes to financial statements.

142 :: ProFund VP UltraSmall-Cap :: Financial Statements

Repurchase Agreements(a)(b) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $6,008,008	$6,008,000	$6,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,008,000)		6,008,000
TOTAL INVESTMENT SECURITIES (Cost $16,980,726)—90.2%		19,373,642
Net other assets (liabilities)—9.8%		2,109,693
NET ASSETS—100.0%		$21,483,335

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $3,755,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $3,101,440)	32	$10,027

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$6,018,933	$(16,561)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	14,340,299	(31,516)
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	3,529,803	(14,488)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,469,501	(6,123)
		$(68,688)

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$19,883	0.1%
Aerospace/Defense	175,995	0.8%
Agriculture	41,659	0.2%
Airlines	79,650	0.4%
Apparel	125,666	0.6%
Auto Manufacturers	7,839	NM
Auto Parts & Equipment	160,201	0.7%
Banks	817,858	3.8%
Biotechnology	339,149	1.6%
Building Materials	146,519	0.7%
Chemicals	273,832	1.3%
Coal	52,044	0.2%
Commercial Services	847,200	4.0%
Computers	237,965	1.1%
Cosmetics/Personal Care	12,620	0.1%
Distribution/Wholesale	116,390	0.5%
Diversified Financial Services	279,751	1.3%
Electric	296,749	1.4%
Electrical Components & Equipment	189,028	0.9%
Electronics	269,470	1.3%
Energy-Alternate Sources	38,073	0.2%
Engineering & Construction	101,973	0.5%
Entertainment	94,690	0.4%
Environmental Control	72,223	0.3%
Food	248,258	1.2%
Forest Products & Paper	98,162	0.5%
Gas	135,496	0.6%
Hand/Machine Tools	16,489	0.1%
Healthcare-Products	484,972	2.3%
Healthcare-Services	231,298	1.1%
Holding Companies-Diversified	25,420	0.1%
Home Builders	103,546	0.5%
Home Furnishings	55,659	0.3%
Household Products/Wares	71,705	0.3%
Housewares	6,712	NM
Insurance	327,947	1.5%
Internet	420,222	2.0%
Investment Companies	155,547	0.7%
Iron/Steel	29,230	0.1%
Leisure Time	89,009	0.4%
Lodging	40,938	0.2%
Machinery-Construction & Mining	7,201	NM
Machinery-Diversified	156,353	0.7%
Media	142,328	0.7%
Metal Fabricate/Hardware	86,204	0.4%
Mining	127,715	0.6%
Miscellaneous Manufacturing	220,018	1.0%
Office Furnishings	66,645	0.3%
Oil & Gas	389,479	1.8%
Oil & Gas Services	250,508	1.2%
Packaging & Containers	29,155	0.1%
Pharmaceuticals	412,553	1.9%
Pipelines	32,304	0.2%
Private Equity	20,349	0.1%
Real Estate	43,626	0.2%
REIT	1,126,664	5.3%
Retail	840,666	3.9%
Savings & Loans	168,343	0.8%
Semiconductors	494,327	2.3%
Software	642,733	3.0%
Storage/Warehousing	23,022	0.1%
Telecommunications	439,239	2.0%
Textiles	9,996	NM
Toys/Games/Hobbies	10,038	NM
Transportation	232,294	1.1%
Trucking & Leasing	30,146	0.1%
Water	26,699	0.1%
Other**	8,117,693	37.8%
Total	$21,483,335	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 143

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$16,980,726
Securities, at value	13,365,642
Repurchase agreements, at value	6,008,000
Total Investment Securities, at value	19,373,642
Cash	237
Segregated cash balances with brokers	168,960
Segregated cash balances with custodian	738
Dividends and interest receivable	14,877
Receivable for capital shares issued	2,095,593
Receivable for investments sold	3,582,319
Prepaid expenses	381
TOTAL ASSETS	25,236,747

LIABILITIES:
Payable for investments purchased	3,551,766
Payable for capital shares redeemed	44,384
Unrealized loss on swap agreements	68,688
Variation margin on futures contracts	23,360
Advisory fees payable	12,245
Management services fees payable	1,633
Administration fees payable	790
Administrative services fees payable	8,857
Distribution fees payable	9,299
Trustee fees payable	8
Transfer agency fees payable	2,588
Fund accounting fees payable	1,745
Compliance services fees payable	193
Other accrued expenses	27,856
TOTAL LIABILITIES	3,753,412
NET ASSETS	$21,483,335

NET ASSETS CONSIST OF:
Capital	$24,570,523
Accumulated net investment income (loss)	(93,357)
Accumulated net realized gains (losses) on investments	(5,328,086)
Net unrealized appreciation (depreciation) on investments	2,334,255
NET ASSETS	$21,483,335

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,217,538
Net Asset Value (offering and redemption price per share)	$17.64

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$86,692
Interest	1,889
Foreign tax withholding	(24)
TOTAL INVESTMENT INCOME	88,557

EXPENSES:
Advisory fees	79,833
Management services fees	10,644
Administration fees	5,264
Transfer agency fees	8,428
Administrative services fees	28,165
Distribution fees	26,611
Custody fees	5,195
Fund accounting fees	14,415
Trustee fees	334
Compliance services fees	152
Other fees	19,463
Total Gross Expenses before reductions	198,504
Less Expenses reduced by the Advisor	(19,526)
TOTAL NET EXPENSES	178,978
NET INVESTMENT INCOME (LOSS)	(90,421)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	785,431
Net realized gains (losses) on futures contracts	568,322
Net realized gains (losses) on swap agreements	4,553,839
Change in net unrealized appreciation/depreciation on investments	337,464
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,245,056
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,154,635

See accompanying notes to financial statements.

144 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(90,421)	$(170,852)
Net realized gains (losses) on investments	5,907,592	2,315,802
Change in net unrealized appreciation/depreciation on investments	337,464	2,011,556
Change in net assets resulting from operations	6,154,635	4,156,506

CAPITAL TRANSACTIONS:
Proceeds from shares issued	156,775,070	325,167,151
Value of shares redeemed	(160,896,579)	(328,933,493)
Change in net assets resulting from capital transactions	(4,121,509)	(3,766,342)
Change in net assets	2,033,126	390,164

NET ASSETS:
Beginning of period	19,450,209	19,060,045
End of period	$21,483,335	$19,450,209
Accumulated net investment income (loss)	$(93,357)	$(2,936)

SHARE TRANSACTIONS:
Issued	9,638,043	26,713,573
Redeemed	(9,877,567)	(27,106,321)
Change in shares	(239,524)	(392,748)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 145

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$13.35		$10.30	$16.15	$10.89	$7.77	$23.23

Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.10)	(0.20)	(0.18)	(0.07)	0.01
Net realized and unrealized gains (losses) on investments	4.36		3.15	(1.96)	5.44	3.20	(15.26)
Total income (loss) from investment activities	4.29		3.05	(2.16)	5.26	3.13	(15.25)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.01)	(0.21)
Net realized gains on investments	—		—	(3.53)	—	—	—
Return of capital	—		—	(0.16)	—	—	—
Total distributions	—		—	(3.69)	—	(0.01)	(0.21)

Net Asset Value, End of Period	$17.64		$13.35	$10.30	$16.15	$10.89	$7.77

Total Return	32.21	%(b)	29.61%	(18.83)%	48.44%	40.18%	(66.18)%

Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.94%	1.84%	1.82%	1.89%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	(0.85)%		(0.86)%	(1.50)%	(1.41)%	(0.97)%	0.10%

Supplemental Data:
Net assets, end of period (000’s)	$21,483		$19,450	$19,060	$32,266	$16,830	$22,769
Portfolio turnover rate(d)	32	%(b)	59%	38%	211%	153%	368%

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Not annualized for periods less than one year.

(c)     Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

146 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Futures Contracts	20%
Swap Agreements	99%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.7%
Microsoft Corp.	6.7%
Google, Inc.	5.6%
Oracle Corp.	3.4%
Cisco Systems, Inc.	3.0%

NASDAQ-100 Index — Composition

% of Index
Technology	43%
Communications	31%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,104	$101,303
Adobe Systems, Inc.* (Software)	3,200	145,792
Akamai Technologies, Inc.* (Software)	1,120	47,656
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,248	115,116
Altera Corp. (Semiconductors)	2,048	67,564
Amazon.com, Inc.* (Internet)	2,912	808,633
Amgen, Inc. (Biotechnology)	4,768	470,411
Analog Devices, Inc. (Semiconductors)	1,952	87,957
Apple Computer, Inc. (Computers)	5,984	2,370,142
Applied Materials, Inc. (Semiconductors)	7,648	114,032
Autodesk, Inc.* (Software)	1,440	48,874
Automatic Data Processing, Inc. (Commercial Services)	3,104	213,742
Avago Technologies, Ltd. (Semiconductors)	1,568	58,612
Baidu, Inc.*ADR (Internet)	1,760	166,373
Bed Bath & Beyond, Inc.* (Retail)	1,376	97,558
Biogen Idec, Inc.* (Biotechnology)	1,504	323,661
BMC Software, Inc.* (Software)	928	41,890
Broadcom Corp.—Class A (Semiconductors)	3,328	112,353
C.H. Robinson Worldwide, Inc. (Transportation)	1,024	57,662
CA, Inc. (Software)	2,880	82,454
Catamaran Corp.* (Pharmaceuticals)	1,312	63,921
Celgene Corp.* (Biotechnology)	2,656	310,513
Cerner Corp.* (Software)	1,088	104,546
Check Point Software Technologies, Ltd.* (Software)	1,248	62,001
Cisco Systems, Inc. (Telecommunications)	34,016	826,929
Citrix Systems, Inc.* (Software)	1,184	71,431
Cognizant Technology Solutions Corp.* (Computers)	1,920	120,211
Comcast Corp.—Class A (Media)	13,568	568,228
Costco Wholesale Corp. (Retail)	2,784	307,827
Dell, Inc. (Computers)	11,136	148,666
DENTSPLY International, Inc. (Healthcare-Products)	896	36,700
DIRECTV—Class A* (Media)	3,552	218,874
Discovery Communications, Inc.— Class A* (Media)	928	71,651
Dollar Tree, Inc.* (Retail)	1,440	73,210
eBay, Inc.* (Internet)	8,256	427,000
Equinix, Inc.* (Internet)	320	59,110
Expedia, Inc. (Internet)	768	46,195
Expeditors International of Washington, Inc. (Transportation)	1,312	49,869
Express Scripts Holding Co.* (Pharmaceuticals)	5,216	321,775
F5 Networks, Inc.* (Internet)	512	35,226
Facebook, Inc.—Class A* (Internet)	11,136	276,841
Fastenal Co. (Distribution/Wholesale)	1,888	86,565
Fiserv, Inc.* (Software)	832	72,725
Fossil Group, Inc.* (Apparel)	384	39,671
Garmin, Ltd. (Electronics)	1,248	45,128
Gilead Sciences, Inc.* (Biotechnology)	9,696	496,531
Google, Inc.—Class A* (Internet)	1,728	1,521,279
Henry Schein, Inc.* (Healthcare-Products)	544	52,088
Intel Corp. (Semiconductors)	31,648	766,514
Intuit, Inc. (Software)	1,888	115,225
Intuitive Surgical, Inc.* (Healthcare-Products)	256	129,685
KLA-Tencor Corp. (Semiconductors)	1,056	58,851
Kraft Foods Group, Inc. (Food)	3,776	210,965
Liberty Global PLC—Class A* (Media)	896	66,376
Liberty Media Corp.* (Media)	704	89,239
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,200	73,632
Life Technologies Corp.* (Biotechnology)	1,088	80,523
Linear Technology Corp. (Semiconductors)	1,472	54,228
Mattel, Inc. (Toys/Games/Hobbies)	2,208	100,044
Maxim Integrated Products, Inc. (Semiconductors)	1,856	51,560
Microchip Technology, Inc. (Semiconductors)	1,248	46,488
Micron Technology, Inc.* (Semiconductors)	6,560	94,005
Microsoft Corp. (Software)	53,152	1,835,338
Mondelez International, Inc.—Class A (Food)	11,360	324,101
Monster Beverage Corp.* (Beverages)	1,056	64,173
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,432	75,465
NetApp, Inc.* (Computers)	2,304	87,045
Netflix, Inc.* (Internet)	352	74,304
News Corp.—Class A (Media)	9,664	315,046
Nuance Communications, Inc.* (Software)	2,016	37,054

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 147

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors)	3,680	$51,630
Oracle Corp. (Software)	29,888	918,158
O’Reilly Automotive, Inc.* (Retail)	704	79,284
PACCAR, Inc. (Auto Manufacturers)	2,240	120,198
Paychex, Inc. (Commercial Services)	2,304	84,142
Priceline.com, Inc.* (Internet)	320	264,682
Qualcomm, Inc. (Semiconductors)	11,008	672,369
Randgold Resources, Ltd.ADR (Mining)	320	20,496
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	608	136,727
Ross Stores, Inc. (Retail)	1,408	91,252
SanDisk Corp.* (Computers)	1,536	93,850
SBA Communications Corp.—Class A* (Telecommunications)	800	59,296
Seagate Technology PLC (Computers)	2,272	101,854
Sears Holdings Corp. (Retail)	672	28,278
Sigma-Aldrich Corp. (Chemicals)	768	61,716
Sirius XM Radio, Inc. (Media)	40,608	136,037
Staples, Inc. (Retail)	4,224	66,993
Starbucks Corp. (Retail)	4,768	312,256
Stericycle, Inc.* (Environmental Control)	544	60,074
Symantec Corp. (Internet)	4,448	99,947
Texas Instruments, Inc. (Semiconductors)	7,072	246,601
Verisk Analytics, Inc.—Class A* (Commercial Services)	1,056	63,043
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,408	112,457
Viacom, Inc.—Class B (Media)	2,752	187,274
Vodafone Group PLCADR (Telecommunications)	6,368	183,016
Western Digital Corp. (Computers)	1,504	93,383
Whole Foods Market, Inc. (Food)	2,368	121,905
Wynn Resorts, Ltd. (Lodging)	640	81,920
Xilinx, Inc. (Semiconductors)	1,664	65,911
Yahoo!, Inc.* (Internet)	6,880	172,757
TOTAL COMMON STOCKS (Cost $11,758,237)		21,583,863

Repurchase Agreements(a)(b) (12.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $3,354,004	$3,354,000	$3,354,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,354,000)		3,354,000
TOTAL INVESTMENT SECURITIES (Cost $15,112,237)—91.7%		24,937,863
Net other assets (liabilities)—8.3%		2,269,574
NET ASSETS—100.0%		$27,207,437

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $3,354,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $5,513,800)	95	$(63,625)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$9,621,022	$7,179
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	4,254,351	1,110
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	7,894,921	7,431
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	5,272,995	2,884
		$18,604

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Apparel	$39,671	0.1%
Auto Manufacturers	120,198	0.4%
Beverages	64,173	0.2%
Biotechnology	2,045,939	7.5%
Chemicals	61,716	0.2%
Commercial Services	360,927	1.3%
Computers	3,015,151	11.1%
Distribution/Wholesale	86,565	0.3%
Electronics	45,128	0.2%
Environmental Control	60,074	0.2%
Food	656,971	2.4%
Healthcare-Products	218,473	0.8%
Internet	4,025,978	15.0%
Lodging	81,920	0.3%
Media	1,652,724	6.1%
Mining	20,496	0.1%
Pharmaceuticals	461,161	1.7%
Retail	1,056,659	3.9%
Semiconductors	2,548,675	9.4%
Software	3,684,448	13.5%
Telecommunications	1,069,241	3.9%
Toys/Games/Hobbies	100,044	0.4%
Transportation	107,531	0.4%
Other**	5,623,574	20.6%
Total	$27,207,437	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

148 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$15,112,237
Securities, at value	21,583,863
Repurchase agreements, at value	3,354,000
Total Investment Securities, at value	24,937,863
Cash	1,146
Segregated cash balances with brokers	231,325
Dividends and interest receivable	13,841
Unrealized gain on swap agreements	18,604
Receivable for capital shares issued	2,090,495
Variation margin on futures contracts	3,325
Prepaid expenses	545
TOTAL ASSETS	27,297,144

LIABILITIES:
Advisory fees payable	20,407
Management services fees payable	2,721
Administration fees payable	1,173
Administrative services fees payable	11,149
Distribution fees payable	12,004
Trustee fees payable	11
Transfer agency fees payable	4,015
Fund accounting fees payable	2,592
Compliance services fees payable	288
Other accrued expenses	35,347
TOTAL LIABILITIES	89,707
NET ASSETS	$27,207,437

NET ASSETS CONSIST OF:
Capital	$68,461,992
Accumulated net investment income (loss)	(130,478)
Accumulated net realized gains (losses) on investments	(50,904,682)
Net unrealized appreciation (depreciation) on investments	9,780,605
NET ASSETS	$27,207,437

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	799,919
Net Asset Value (offering and redemption price per share)	$34.01

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$137,375
Interest	2,740
TOTAL INVESTMENT INCOME	140,115

EXPENSES:
Advisory fees	121,451
Management services fees	16,193
Administration fees	8,409
Transfer agency fees	13,448
Administrative services fees	44,861
Distribution fees	40,484
Custody fees	5,663
Fund accounting fees	17,957
Trustee fees	537
Compliance services fees	234
Other fees	21,203
Total Gross Expenses before reductions	290,440
Less Expenses reduced by the Advisor	(18,158)
TOTAL NET EXPENSES	272,282
NET INVESTMENT INCOME (LOSS)	(132,167)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	118,745
Net realized gains (losses) on futures contracts	681,040
Net realized gains (losses) on swap agreements	4,402,677
Change in net unrealized appreciation/depreciation on investments	1,017,390
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,219,852

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,087,685

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 149

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(132,167)	$(262,012)
Net realized gains (losses) on investments	5,202,462	10,032,015
Change in net unrealized appreciation/depreciation on investments	1,017,390	1,881,790
Change in net assets resulting from operations	6,087,685	11,651,793

CAPITAL TRANSACTIONS:
Proceeds from shares issued	279,396,636	513,440,194
Value of shares redeemed	(287,730,767)	(530,455,350)
Change in net assets resulting from capital transactions	(8,334,131)	(17,015,156)
Change in net assets	(2,246,446)	(5,363,363)

NET ASSETS:
Beginning of period	29,453,883	34,817,246
End of period	$27,207,437	$29,453,883
Accumulated net investment income (loss)	$(130,478)	$1,689

SHARE TRANSACTIONS:
Issued	8,594,079	17,703,805
Redeemed	(8,817,833)	(18,299,079)
Change in shares	(223,754)	(595,274)

See accompanying notes to financial statements.

150 :: ProFund VP UltraNASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$28.77		$21.51	$21.77	$16.10	$7.34	$26.93

Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.23)	(0.28)	(0.21)	(0.13)	(0.13)
Net realized and unrealized gains (losses) on investments	5.37		7.49	0.02	5.88	8.89	(19.46)
Total income (loss) from investment activities	5.24		7.26	(0.26)	5.67	8.76	(19.59)

Net Asset Value, End of Period	$34.01		$28.77	$21.51	$21.77	$16.10	$7.34

Total Return	18.25	%(b)	33.75%	(1.19)%	35.22%	119.35%	(72.74)%

Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.82%	1.77%	1.80%	1.79%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	(0.82)%		(0.79)%	(1.25)%	(1.24)%	(1.20)%	(0.74)%

Supplemental Data:
Net assets, end of period (000’s)	$27,207		$29,454	$34,817	$42,908	$31,422	$20,711
Portfolio turnover rate(d)	3	%(b)	36%	24%	26%	423%	611%

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Not annualized for periods less than one year.

(c)     Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 151

Investment Objective: The ProFund VP Bear seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(84)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	11%
Energy	11%
Industrial	10%
Consumer, Cyclical	10%
Utilities	3%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (108.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $13,579,017	$13,579,000	$13,579,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,579,000)		13,579,000
TOTAL INVESTMENT SECURITIES (Cost $13,579,000)—108.3%		13,579,000
Net other assets (liabilities)—(8.3)%		(1,039,442)
NET ASSETS—100.0%		$12,539,558

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $1,680,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $1,917,000)	24	$7,698

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(4,991,746)	$21,525
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(5,592,135)	28,244
		$49,769

See accompanying notes to financial statements.

152 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$13,579,000
Repurchase agreements, at value	13,579,000
Total Investment Securities, at value	13,579,000
Cash	799
Segregated cash balances with brokers	91,920
Interest receivable	52
Unrealized gain on swap agreements	49,769
Receivable for capital shares issued	63,574
Variation margin on futures contracts	11,400
Prepaid expenses	277
TOTAL ASSETS	13,796,791

LIABILITIES:
Payable for capital shares redeemed	1,221,626
Advisory fees payable	7,564
Management services fees payable	1,008
Administration fees payable	466
Administrative services fees payable	4,273
Distribution fees payable	4,566
Trustee fees payable	5
Transfer agency fees payable	1,603
Fund accounting fees payable	1,028
Compliance services fees payable	125
Other accrued expenses	14,969
TOTAL LIABILITIES	1,257,233
NET ASSETS	$12,539,558

NET ASSETS CONSIST OF:
Capital	$76,254,356
Accumulated net investment income (loss)	(118,875)
Accumulated net realized gains (losses) on investments	(63,653,390)
Net unrealized appreciation (depreciation) on investments	57,467
NET ASSETS	$12,539,558

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	935,506
Net Asset Value (offering and redemption price per share)	$13.40

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$3,163

EXPENSES:
Advisory fees	54,481
Management services fees	7,264
Administration fees	3,512
Transfer agency fees	5,614
Administrative services fees	20,980
Distribution fees	18,161
Custody fees	3,294
Fund accounting fees	7,329
Trustee fees	225
Compliance services fees	87
Other fees	4,523
Total Gross Expenses before reductions	125,470
Less Expenses reduced by the Advisor	(3,432)
TOTAL NET EXPENSES	122,038
NET INVESTMENT INCOME (LOSS)	(118,875)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(315,185)
Net realized gains (losses) on swap agreements	(2,056,631)
Change in net unrealized appreciation/depreciation on investments	130,146
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,241,670)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,360,545)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 153

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(118,875)	$(344,395)
Net realized gains (losses) on investments	(2,371,816)	(4,035,278)
Change in net unrealized appreciation/depreciation on investments	130,146	(187,658)
Change in net assets resulting from operations	(2,360,545)	(4,567,331)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	91,456,845	288,334,814
Value of shares redeemed	(89,566,951)	(293,137,932)
Change in net assets resulting from capital transactions	1,889,894	(4,803,118)
Change in net assets	(470,651)	(9,370,449)

NET ASSETS:
Beginning of period	13,010,209	22,380,658
End of period	$12,539,558	$13,010,209
Accumulated net investment income (loss)	$(118,875)	$—

SHARE TRANSACTIONS:
Issued	6,552,509	17,199,202
Redeemed	(6,457,563)	(17,564,281)
Change in shares	94,946	(365,079)

See accompanying notes to financial statements.

154 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$15.48		$18.56	$20.37	$24.79		$34.42	$24.92

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.26)	(0.32)	(0.37)		(0.48)	0.06
Net realized and unrealized gains (losses) on investments	(1.97)		(2.82)	(1.49)	(4.05)		(9.10)	9.81
Total income (loss) from investment activities	(2.08)		(3.08)	(1.81)	(4.42)		(9.58)	9.87

Distributions to Shareholders From:
Net investment income	—		—	—	—		(0.05)	(0.37)

Net Asset Value, End of Period	$13.40		$15.48	$18.56	$20.37		$24.79	$34.42

Total Return	(13.44	)%(b)	(16.59)%	(8.89)%	(17.80)%		(27.87)%	39.92%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.78%	1.71%	1.75%		1.77%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%		1.66%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.65)%	(1.57)%		(1.57)%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$12,540		$13,010	$22,381	$26,303		$36,719	$52,965
Portfolio turnover rate(d)	—		—	—	599	%(e)	—	—

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Not annualized for periods less than one year.

(c)     Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)     Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 155

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	23%
Industrial	19%
Consumer, Non-cyclical	18%
Consumer, Cyclical	13%
Technology	9%
Utilities	5%
Energy	5%
Communications	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (203.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $2,213,003	$2,213,000	$2,213,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,213,000)		2,213,000
TOTAL INVESTMENT SECURITIES (Cost $2,213,000)—203.7%		2,213,000
Net other assets (liabilities)—(103.7)%		(1,126,557)
NET ASSETS—100.0%		$1,086,443

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $286,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $115,440)	1	$(477)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(827,790)	$1,306
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(137,977)	1,915
		$3,221

See accompanying notes to financial statements.

156 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$2,213,000
Repurchase agreements, at value	2,213,000
Total Investment Securities, at value	2,213,000
Cash	26
Segregated cash balances with brokers	5,040
Interest receivable	8
Unrealized gain on swap agreements	3,221
Variation margin on futures contracts	550
Prepaid expenses	18
TOTAL ASSETS	2,221,863

LIABILITIES:
Payable for capital shares redeemed	1,132,805
Advisory fees payable	149
Management services fees payable	20
Administration fees payable	35
Administrative services fees payable	228
Distribution fees payable	270
Transfer agency fees payable	138
Fund accounting fees payable	78
Compliance services fees payable	8
Other accrued expenses	1,689
TOTAL LIABILITIES	1,135,420
NET ASSETS	$1,086,443

NET ASSETS CONSIST OF:
Capital	$3,483,860
Accumulated net investment income (loss)	(9,170)
Accumulated net realized gains (losses) on investments	(2,390,991)
Net unrealized appreciation (depreciation) on investments	2,744
NET ASSETS	$1,086,443

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	113,830
Net Asset Value (offering and redemption price per share)	$9.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$234

EXPENSES:
Advisory fees	4,198
Management services fees	560
Administration fees	295
Transfer agency fees	474
Administrative services fees	1,621
Distribution fees	1,399
Custody fees	2,405
Fund accounting fees	618
Trustee fees	18
Compliance services fees	7
Other fees	448
Total Gross Expenses before reductions	12,043
Less Expenses reduced by the Advisor	(2,639)
TOTAL NET EXPENSES	9,404
NET INVESTMENT INCOME (LOSS)	(9,170)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(35,728)
Net realized gains (losses) on swap agreements	(213,300)
Change in net unrealized appreciation/depreciation on investments	13,402
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(235,626)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(244,796)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 157

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(9,170)	$(40,693)
Net realized gains (losses) on investments	(249,028)	(762,921)
Change in net unrealized appreciation/depreciation on investments	13,402	(107,573)
Change in net assets resulting from operations	(244,796)	(911,187)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,489,814	60,052,123
Value of shares redeemed	(20,208,529)	(60,712,931)
Change in net assets resulting from capital transactions	281,285	(660,808)
Change in net assets	36,489	(1,571,995)

NET ASSETS:
Beginning of period	1,049,954	2,621,949
End of period	$1,086,443	$1,049,954
Accumulated net investment income (loss)	$(9,170)	$—

SHARE TRANSACTIONS:
Issued	2,083,386	4,819,199
Redeemed	(2,063,994)	(4,915,905)
Change in shares	19,392	(96,706)

See accompanying notes to financial statements.

158 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$11.12		$13.72	$14.95	$20.16	$31.33	$24.00

Investment Activities:
Net investment income (loss)(a)	(0.08)		(0.19)	(0.23)	(0.29)	(0.40)	0.14
Net realized and unrealized gains (losses) on investments	(1.50)		(2.41)	(1.00)	(4.92)	(10.68)	7.44
Total income (loss) from investment activities	(1.58)		(2.60)	(1.23)	(5.21)	(11.08)	7.58

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.09)	(0.25)

Net Asset Value, End of Period	$9.54		$11.12	$13.72	$14.95	$20.16	$31.33

Total Return	(14.21	)%(b)	(18.95)%	(8.23)%	(25.84)%	(35.39)%	31.83%

Ratios to Average Net Assets:
Gross expenses(c)	2.15%		1.95%	1.84%	1.72%	1.82%	1.73%
Net expenses(c)	1.68%		1.68%	1.67%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.65)%	(1.57)%	(1.57)%	0.54%

Supplemental Data:
Net assets, end of period (000’s)	$1,086		$1,050	$2,622	$1,775	$3,905	$4,017
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Not annualized for periods less than one year.

(c)               Annualized for periods less than one year.

(d)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 159

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(81)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	24%
Consumer, Non-cyclical	21%
Consumer, Cyclical	15%
Industrial	14%
Technology	9%
Communications	6%
Energy	5%
Basic Materials	3%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (122.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $5,715,007	$5,715,000	$5,715,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,715,000)		5,715,000
TOTAL INVESTMENT SECURITIES (Cost $5,715,000)—122.8%		5,715,000
Net other assets (liabilities)—(22.8)%		(1,059,671)
NET ASSETS—100.0%		$4,655,329

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $764,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/23/13 (Underlying notional amount at value $872,280)	9	$(5,619)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(1,400,711)	$6,045
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(2,376,396)	5,836
		$11,881

See accompanying notes to financial statements.

160 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$5,715,000
Repurchase agreements, at value	5,715,000
Total Investment Securities, at value	5,715,000
Cash	648
Segregated cash balances with brokers	47,520
Interest receivable	22
Unrealized gain on swap agreements	11,881
Receivable for capital shares issued	30,735
Variation margin on futures contracts	6,570
Prepaid expenses	86
TOTAL ASSETS	5,812,462

LIABILITIES:
Payable for capital shares redeemed	1,141,933
Advisory fees payable	2,061
Management services fees payable	275
Administration fees payable	142
Administrative services fees payable	1,832
Distribution fees payable	2,011
Transfer agency fees payable	526
Fund accounting fees payable	313
Compliance services fees payable	41
Other accrued expenses	7,999
TOTAL LIABILITIES	1,157,133
NET ASSETS	$4,655,329

NET ASSETS CONSIST OF:
Capital	$8,658,393
Accumulated net investment income (loss)	(38,622)
Accumulated net realized gains (losses) on investments	(3,970,704)
Net unrealized appreciation (depreciation) on investments	6,262
NET ASSETS	$4,655,329

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	883,985
Net Asset Value (offering and redemption price per share)	$5.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$1,032

EXPENSES:
Advisory fees	17,703
Management services fees	2,360
Administration fees	1,282
Transfer agency fees	2,052
Administrative services fees	6,249
Distribution fees	5,901
Custody fees	3,153
Fund accounting fees	2,680
Trustee fees	79
Compliance services fees	33
Other fees	4,227
Total Gross Expenses before reductions	45,719
Less Expenses reduced by the Advisor	(6,065)
TOTAL NET EXPENSES	39,654
NET INVESTMENT INCOME (LOSS)	(38,622)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(118,434)
Net realized gains (losses) on swap agreements	(902,477)
Change in net unrealized appreciation/depreciation on investments	64,669
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(956,242)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(994,864)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 161

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(38,622)	$(118,653)
Net realized gains (losses) on investments	(1,020,911)	(1,197,776)
Change in net unrealized appreciation/depreciation on investments	64,669	(209,044)
Change in net assets resulting from operations	(994,864)	(1,525,473)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	50,925,320	176,878,434
Value of shares redeemed	(49,678,661)	(176,971,377)
Change in net assets resulting from capital transactions	1,246,659	(92,943)
Change in net assets	251,795	(1,618,416)

NET ASSETS:
Beginning of period	4,403,534	6,021,950
End of period	$4,655,329	$4,403,534
Accumulated net investment income (loss)	$(38,622)	$—

SHARE TRANSACTIONS:
Issued	9,099,828	25,574,727
Redeemed	(8,921,202)	(25,651,632)
Change in shares	178,626	(76,905)

See accompanying notes to financial statements.

162 :: ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$6.24		$7.70	$8.47	$11.92	$17.72	$14.85

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.11)	(0.13)	(0.17)	(0.24)	0.08
Net realized and unrealized gains (losses) on investments	(0.92)		(1.35)	(0.64)	(3.28)	(5.49)	3.37
Total income (loss) from investment activities	(0.97)		(1.46)	(0.77)	(3.45)	(5.73)	3.45

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	(0.07)	(0.58)

Net Asset Value, End of Period	$5.27		$6.24	$7.70	$8.47	$11.92	$17.72

Total Return	(15.54	)%(b)	(18.96)%	(9.09)%	(28.94)%	(32.37)%	24.08%

Ratios to Average Net Assets:
Gross expenses(c)	1.94%		1.87%	1.78%	1.80%	1.81%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.66)%	(1.57)%	(1.57)%	0.49%

Supplemental Data:
Net assets, end of period (000’s)	$4,655		$4,404	$6,022	$5,904	$13,365	$12,498
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Not annualized for periods less than one year.

(c)     Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 163

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	18%
Technology	14%
Consumer, Cyclical	13%
Financial	11%
Energy	11%
Communications	9%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.05%, dated 6/28/13, due 7/1/13, total to be received $46,000	$46,000	$46,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000
TOTAL INVESTMENT SECURITIES (Cost $46,000)—98.7%		46,000
Net other assets (liabilities)—1.3%		583
NET ASSETS—100.0%		$46,583

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $34,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(19,116)	$142
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(27,308)	210
		$352

See accompanying notes to financial statements.

164 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$46,000
Repurchase agreements, at value	46,000
Total Investment Securities, at value	46,000
Cash	117
Unrealized gain on swap agreements	352
Receivable from Advisor	385
Prepaid expenses	1
TOTAL ASSETS	46,855

LIABILITIES:
Administration fees payable	2
Administrative services fees payable	11
Distribution fees payable	22
Transfer agency fees payable	6
Fund accounting fees payable	4
Other accrued expenses	227
TOTAL LIABILITIES	272
NET ASSETS	$46,583

NET ASSETS CONSIST OF:
Capital	$148,938
Accumulated net investment income (loss)	(472)
Accumulated net realized gains (losses) on investments	(102,235)
Net unrealized appreciation (depreciation) on investments	352
NET ASSETS	$46,583

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	11,856
Net Asset Value (offering and redemption price per share)	$3.93

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$11

EXPENSES:
Advisory fees	216
Management services fees	29
Administration fees	10
Transfer agency fees	17
Administrative services fees	22
Distribution fees	72
Custody fees	2,458
Fund accounting fees	22
Trustee fees	1
Other fees	95
Total Gross Expenses before reductions	2,942
Less Expenses reduced by the Advisor	(2,459)
TOTAL NET EXPENSES	483
NET INVESTMENT INCOME (LOSS)	(472)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(14,377)
Change in net unrealized appreciation/depreciation on investments	405
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(13,972)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,444)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 165

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(472)	$(2,301)
Net realized gains (losses) on investments	(14,377)	(22,423)
Change in net unrealized appreciation/depreciation on investments	405	(3,205)
Change in net assets resulting from operations	(14,444)	(27,929)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,330,765	11,976,016
Value of shares redeemed	(1,325,447)	(11,976,029)
Change in net assets resulting from capital transactions	5,318	(13)
Change in net assets	(9,126)	(27,942)

NET ASSETS:
Beginning of period	55,709	83,651
End of period	$46,583	$55,709
Accumulated net investment income (loss)	$(472)	$—

SHARE TRANSACTIONS:
Issued	305,427	2,387,986
Redeemed	(305,491)	(2,391,732)
Change in shares	(64)	(3,746)

See accompanying notes to financial statements.

166 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$4.67		$5.34	$6.15	$7.88	$31.84	$26.69

Investment Activities:

Net investment income (loss)(a)	(0.03)		(0.08)	(0.09)	(0.11)	(0.25)	(0.25)
Net realized and unrealized gains (losses) on investments	(0.71)		(0.59)	(0.72)	(1.62)	(6.49)	6.91
Total income (loss) from investment activities	(0.74)		(0.67)	(0.81)	(1.73)	(6.74)	6.66

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(1.51)
Net realized gains on investments	—		—	—	—	(17.17)	—
Return of capital	—		—	—	—	(0.05)	—
Total distributions	—		—	—	—	(17.22)	(1.51)

Net Asset Value, End of Period	$3.93		$4.67	$5.34	$6.15	$7.88	$31.84

Total Return	(15.85	)%(b)	(12.55)%	(13.17)%	(21.86)%	(25.39)%	25.51%

Ratios to Average Net Assets:
Gross expenses(c)	10.24%		5.27%	5.03%	2.21%	2.48%	1.98%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.65)%	(1.57)%	(1.59)%	(0.79)%

Supplemental Data:
Net assets, end of period (000’s)	$47		$56	$84	$59	$139	$232
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Not annualized for periods less than one year.

(c)     Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 167

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(83)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	43%
Communications	31%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (110.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $7,863,010	$7,863,000	$7,863,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,863,000)		7,863,000
TOTAL INVESTMENT SECURITIES (Cost $7,863,000)—110.0%		7,863,000
Net other assets (liabilities)—(10.0)%		(713,111)
NET ASSETS—100.0%		$7,149,889

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $1,060,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $1,160,800)	20	$17,782

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,215,700)	$(2,803)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(3,752,850)	(3,595)
		$(6,398)

See accompanying notes to financial statements.

168 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$7,863,000
Repurchase agreements, at value	7,863,000
Total Investment Securities, at value	7,863,000
Cash	84
Segregated cash balances with brokers	48,100
Segregated cash balances with custodian	599
Interest receivable	30
Receivable for capital shares issued	89,537
Prepaid expenses	138
TOTAL ASSETS	8,001,488

LIABILITIES:
Payable for capital shares redeemed	819,943
Unrealized loss on swap agreements	6,398
Variation margin on futures contracts	700
Advisory fees payable	3,724
Management services fees payable	497
Administration fees payable	217
Administrative services fees payable	2,616
Distribution fees payable	2,585
Transfer agency fees payable	744
Fund accounting fees payable	478
Compliance services fees payable	67
Other accrued expenses	13,630
TOTAL LIABILITIES	851,599
NET ASSETS	$7,149,889

NET ASSETS CONSIST OF:
Capital	$14,932,538
Accumulated net investment income (loss)	(57,965)
Accumulated net realized gains (losses) on investments	(7,736,068)
Net unrealized appreciation (depreciation) on investments	11,384
NET ASSETS	$7,149,889

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,165,494
Net Asset Value (offering and redemption price per share)	$6.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$1,563

EXPENSES:
Advisory fees	26,575
Management services fees	3,543
Administration fees	2,123
Transfer agency fees	3,400
Administrative services fees	9,970
Distribution fees	8,858
Custody fees	4,615
Fund accounting fees	4,442
Trustee fees	131
Compliance services fees	62
Other fees	5,453
Total Gross Expenses before reductions	69,172
Less Expenses reduced by the Advisor	(9,644)
TOTAL NET EXPENSES	59,528
NET INVESTMENT INCOME (LOSS)	(57,965)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(107,785)
Net realized gains (losses) on swap agreements	(834,794)
Change in net unrealized appreciation/depreciation on investments	87,782
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(854,797)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(912,762)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 169

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(57,965)	$(125,400)
Net realized gains (losses) on investments	(942,579)	(1,842,856)
Change in net unrealized appreciation/depreciation on investments	87,782	(156,833)
Change in net assets resulting from operations	(912,762)	(2,125,089)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	77,992,710	186,064,674
Value of shares redeemed	(77,450,715)	(187,554,203)
Change in net assets resulting from capital transactions	541,995	(1,489,529)
Change in net assets	(370,767)	(3,614,618)

NET ASSETS:
Beginning of period	7,520,656	11,135,274
End of period	$7,149,889	$7,520,656
Accumulated net investment income (loss)	$(57,965)	$—

SHARE TRANSACTIONS:
Issued	12,199,799	26,190,235
Redeemed	(12,129,158)	(26,410,999)
Change in shares	70,641	(220,764)

See accompanying notes to financial statements.

170 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$6.87		$8.46	$9.45	$11.99	$20.28	$14.18

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.11)	(0.15)	(0.17)	(0.24)	0.07
Net realized and unrealized gains (losses) on investments	(0.69)		(1.48)	(0.84)	(2.37)	(8.00)	6.59
Total income (loss) from investment activities	(0.74)		(1.59)	(0.99)	(2.54)	(8.24)	6.66

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.05)	(0.56)

Net Asset Value, End of Period	$6.13		$6.87	$8.46	$9.45	$11.99	$20.28

Total Return	(10.63	)%(b)	(18.79)%	(10.48)%	(21.18)%	(40.66)%	48.16%

Ratios to Average Net Assets:
Gross expenses(c)	1.95%		1.89%	1.80%	1.81%	1.81%	1.76%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.65)%	(1.56)%	(1.57)%	0.41%

Supplemental Data:
Net assets, end of period (000’s)	$7,150		$7,521	$11,135	$9,420	$12,034	$16,297
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Not annualized for periods less than one year.

(c)     Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 171

Investment Objective: The ProFund VP Short International seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financial	25%
Consumer, Non-cyclical	23%
Consumer, Cyclical	13%
Industrial	11%
Basic Materials	7%
Communications	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%

Country Composition
Japan	23%
United Kingdom	22%
France	9%
Switzerland	9%
Germany	9%
Other	28%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $2,844,004	$2,844,000	$2,844,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,844,000)		2,844,000
TOTAL INVESTMENT SECURITIES (Cost $2,844,000)—99.7%		2,844,000
Net other assets (liabilities)—0.3%		9,620
NET ASSETS—100.0%		$2,853,620

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $650,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(1,089,261)	$2,626
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,753,550)	4,181
		$6,807

See accompanying notes to financial statements.

172 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$2,844,000
Repurchase agreements, at value	2,844,000
Total Investment Securities, at value	2,844,000
Cash	616
Interest receivable	11
Unrealized gain on swap agreements	6,807
Receivable for capital shares issued	17,775
Prepaid expenses	36
TOTAL ASSETS	2,869,245

LIABILITIES:
Payable for capital shares redeemed	6,985
Advisory fees payable	1,636
Management services fees payable	218
Administration fees payable	111
Administrative services fees payable	1,509
Distribution fees payable	1,745
Transfer agency fees payable	338
Fund accounting fees payable	245
Compliance services fees payable	22
Other accrued expenses	2,816
TOTAL LIABILITIES	15,625
NET ASSETS	$2,853,620

NET ASSETS CONSIST OF:
Capital	$4,559,176
Accumulated net investment income (loss)	(19,284)
Accumulated net realized gains (losses) on investments	(1,693,079)
Net unrealized appreciation (depreciation) on investments	6,807
NET ASSETS	$2,853,620

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	184,398
Net Asset Value (offering and redemption price per share)	$15.48

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$470

EXPENSES:
Advisory fees	8,819
Management services fees	1,176
Administration fees	545
Transfer agency fees	877
Administrative services fees	2,535
Distribution fees	2,940
Custody fees	2,455
Fund accounting fees	1,143
Trustee fees	33
Compliance services fees	16
Other fees	1,400
Total Gross Expenses before reductions	21,939
Less Expenses reduced by the Advisor	(2,185)
TOTAL NET EXPENSES	19,754
NET INVESTMENT INCOME (LOSS)	(19,284)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(57,505)
Change in net unrealized appreciation/depreciation on investments	15,617
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(41,888)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,172)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 173

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(19,284)	$(33,064)
Net realized gains (losses) on investments	(57,505)	(519,653)
Change in net unrealized appreciation/depreciation on investments	15,617	2,033
Change in net assets resulting from operations	(61,172)	(550,684)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(72,322)
Change in net assets resulting from distributions	—	(72,322)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,402,340	14,810,607
Dividends reinvested	—	72,322
Value of shares redeemed	(5,156,609)	(15,336,938)
Change in net assets resulting from capital transactions	1,245,731	(454,009)
Change in net assets	1,184,559	(1,077,015)

NET ASSETS:
Beginning of period	1,669,061	2,746,076
End of period	$2,853,620	$1,669,061
Accumulated net investment income (loss)	$(19,284)	$—

SHARE TRANSACTIONS:
Issued	414,149	772,741
Reinvested	—	3,593
Redeemed	(332,277)	(805,073)
Change in shares	81,872	(28,739)

See accompanying notes to financial statements.

174 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$16.28		$20.92	$20.55	$24.09	$40.60	$29.39

Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.30)	(0.34)	(0.38)	(0.56)	(0.25)
Net realized and unrealized gains (losses) on investments	(0.68)		(3.82)	0.71	(3.16)	(11.65)	11.48
Total income (loss) from investment activities	(0.80)		(4.12)	0.37	(3.54)	(12.21)	11.23

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.02)
Net realized gains on investments	—		(0.52)	—	—	(4.30)	—
Total distributions	—		(0.52)	—	—	(4.30)	(0.02)

Net Asset Value, End of Period	$15.48		$16.28	$20.92	$20.55	$24.09	$40.60

Total Return	(4.91	)%(b)	(20.15)%	1.80%	(14.69)%	(30.28)%	38.23%

Ratios to Average Net Assets:
Gross expenses(c)	1.87%		2.00%	1.83%	1.87%	1.75%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.65)%	(1.57)%	(1.55)%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$2,854		$1,669	$2,746	$1,213	$2,270	$4,943
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 175

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	23%
Financial	17%
Energy	17%
Basic Materials	14%
Technology	12%
Consumer, Non-cyclical	10%
Industrial	3%
Utilities	3%
Consumer, Cyclical	1%

Country Composition
Brazil	31%
China	22%
Mexico	11%
Taiwan	11%
South Korea	9%
Other	16%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $2,163,003	$2,163,000	$2,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,163,000)		2,163,000
TOTAL INVESTMENT SECURITIES (Cost $2,163,000)—97.7%		2,163,000
Net other assets (liabilities)—2.3%		51,115
NET ASSETS—100.0%		$2,214,115

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $634,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(704,092)	$(6,468)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,511,019)	(13,504)
		$(19,972)

See accompanying notes to financial statements.

176 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$2,163,000
Repurchase agreements, at value	2,163,000
Total Investment Securities, at value	2,163,000
Cash	986
Interest receivable	8
Receivable for capital shares issued	75,681
Prepaid expenses	21
TOTAL ASSETS	2,239,696

LIABILITIES:
Unrealized loss on swap agreements	19,972
Advisory fees payable	598
Management services fees payable	80
Administration fees payable	78
Administrative services fees payable	900
Distribution fees payable	990
Transfer agency fees payable	207
Fund accounting fees payable	172
Compliance services fees payable	13
Other accrued expenses	2,571
TOTAL LIABILITIES	25,581
NET ASSETS	$2,214,115

NET ASSETS CONSIST OF:
Capital	$3,412,264
Accumulated net investment income (loss)	(11,566)
Accumulated net realized gains (losses) on investments	(1,166,611)
Net unrealized appreciation (depreciation) on investments	(19,972)
NET ASSETS	$2,214,115

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	151,280
Net Asset Value (offering and redemption price per share)	$14.64

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$269

EXPENSES:
Advisory fees	5,284
Management services fees	705
Administration fees	392
Transfer agency fees	633
Administrative services fees	1,555
Distribution fees	1,761
Custody fees	2,333
Fund accounting fees	825
Trustee fees	23
Compliance services fees	11
Other fees	1,285
Total Gross Expenses before reductions	14,807
Less Expenses reduced by the Advisor	(2,972)
TOTAL NET EXPENSES	11,835
NET INVESTMENT INCOME (LOSS)	(11,566)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	159,665
Change in net unrealized appreciation/depreciation on investments	(4,993)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	154,672

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$143,106

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 177

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(11,566)	$(28,479)
Net realized gains (losses) on investments	159,665	(239,461)
Change in net unrealized appreciation/depreciation on investments	(4,993)	(20,877)
Change in net assets resulting from operations	143,106	(288,817)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,767,972	16,570,979
Value of shares redeemed	(10,978,469)	(16,920,413)
Change in net assets resulting from capital transactions	789,503	(349,434)
Change in net assets	932,609	(638,251)

NET ASSETS:
Beginning of period	1,281,506	1,919,757
End of period	$2,214,115	$1,281,506
Accumulated net investment income (loss)	$(11,566)	$—

SHARE TRANSACTIONS:
Issued	869,970	1,191,367
Redeemed	(817,303)	(1,221,141)
Change in shares	52,667	(29,774)

See accompanying notes to financial statements.

178 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$13.00		$14.95	$13.51	$16.56	$32.29	$24.44

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.22)	(0.23)	(0.25)	(0.38)	(0.11)
Net realized and unrealized gains (losses) on investments	1.75		(1.73)	1.67	(2.80)	(15.35)	7.99
Total income (loss) from investment activities	1.64		(1.95)	1.44	(3.05)	(15.73)	7.88

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.03)

Net Asset Value, End of Period	$14.64		$13.00	$14.95	$13.51	$16.56	$32.29

Total Return	12.62	%(b)	(13.04)%	10.66%	(18.42)%	(48.71)%	32.23%

Ratios to Average Net Assets:
Gross expenses(c)	2.10%		2.06%	1.93%	1.79%	1.86%	1.81%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.57)%	(1.64)%	(1.56)%	(1.54)%	(0.36)%

Supplemental Data:
Net assets, end of period (000’s)	$2,214		$1,282	$1,920	$2,421	$1,071	$3,940
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 179

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	21%
Consumer, Non-cyclical	18%
Technology	14%
Consumer, Cyclical	13%
Financial	11%
Energy	11%
Communications	9%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (404.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $725,001	$725,000	$725,000
TOTAL REPURCHASE AGREEMENTS (Cost $725,000)		725,000
TOTAL INVESTMENT SECURITIES (Cost $725,000)—404.9%		725,000
Net other assets (liabilities)(c)—(304.9)%		(545,941)
NET ASSETS—100.0%		$179,059

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $38,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Amount includes $556,029 of net capital shares redeemed.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(116,785)	$3,878
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	(130,029)	5,914
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(28,916)	223
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	(80,962)	599
		$10,614

See accompanying notes to financial statements.

180 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$725,000
Repurchase agreements, at value	725,000
Total Investment Securities, at value	725,000
Cash	944
Interest receivable	3
Unrealized gain on swap agreements	10,614
Receivable from Advisor	248
Prepaid expenses	4
TOTAL ASSETS	736,813

LIABILITIES:
Payable for capital shares redeemed	556,029
Administration fees payable	6
Administrative services fees payable	97
Distribution fees payable	125
Transfer agency fees payable	38
Fund accounting fees payable	14
Compliance services fees payable	2
Other accrued expenses	1,443
TOTAL LIABILITIES	557,754
NET ASSETS	$179,059

NET ASSETS CONSIST OF:
Capital	$1,191,879
Accumulated net investment income (loss)	(2,400)
Accumulated net realized gains (losses) on investments	(1,021,034)
Net unrealized appreciation (depreciation) on investments	10,614
NET ASSETS	$179,059

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	73,406
Net Asset Value (offering and redemption price per share)	$2.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$61

EXPENSES:
Advisory fees	1,099
Management services fees	147
Administration fees	100
Transfer agency fees	160
Administrative services fees	254
Distribution fees	366
Custody fees	3,092
Fund accounting fees	210
Trustee fees	6
Compliance services fees	2
Other fees	262
Total Gross Expenses before reductions	5,698
Less Expenses reduced by the Advisor	(3,237)
TOTAL NET EXPENSES	2,461
NET INVESTMENT INCOME (LOSS)	(2,400)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(121,731)
Change in net unrealized appreciation/depreciation on investments	11,788
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(109,943)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(112,343)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 181

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(2,400)	$(7,526)
Net realized gains (losses) on investments	(121,731)	(154,753)
Change in net unrealized appreciation/depreciation on investments	11,788	(1,876)
Change in net assets resulting from operations	(112,343)	(164,155)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,072,873	16,625,772
Value of shares redeemed	(8,043,553)	(16,521,661)
Change in net assets resulting from capital transactions	29,320	104,111
Change in net assets	(83,023)	(60,044)

NET ASSETS:
Beginning of period	262,082	322,126
End of period	$179,059	$262,082
Accumulated net investment income (loss)	$(2,400)	$—

SHARE TRANSACTIONS:
Issued	3,125,816	4,464,716
Redeemed	(3,131,233)	(4,460,139)
Change in shares	(5,417)	4,577

See accompanying notes to financial statements.

182 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$3.32		$4.34	$6.07	$9.17		$20.70	$23.18

Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.06)	(0.09)	(0.12)		(0.21)	0.11
Net realized and unrealized gains (losses) on investments	(0.86)		(0.96)	(1.64)	(2.98)		(8.95)	10.79
Total income (loss) from investment activities	(0.88)		(1.02)	(1.73)	(3.10)		(9.16)	10.90

Distributions to Shareholders From:
Net investment income	—		—	—	—		(0.01)	(0.46)
Net realized gains on investments	—		—	—	—		(2.36)	(12.92)
Total distributions	—		—	—	—		(2.37)	(13.38)

Net Asset Value, End of Period	$2.44		$3.32	$4.34	$6.07		$9.17	$20.70

Total Return	(27.33	)%(b)	(23.27)%	(28.50)%	(33.73)%		(46.08)%	39.37%

Ratios to Average Net Assets:
Gross expenses(c)	3.90%		2.80%	2.10%	1.84%		1.89%	1.85%
Net expenses(c)	1.68%		1.68%	1.67%	1.69	%(d)	1.66%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.64)%	(1.58)%		(1.59)%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$179		$262	$322	$506		$464	$264
Portfolio turnover rate(e)	—		—	—	—		—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 183

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(37)%
Swap Agreements	(163)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	43%
Communications	31%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (121.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $1,544,002	$1,544,000	$1,544,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,544,000)		1,544,000
TOTAL INVESTMENT SECURITIES (Cost $1,544,000)—121.7%		1,544,000
Net other assets (liabilities)—(21.7)%		(275,672)
NET ASSETS—100.0%		$1,268,328

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $534,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/23/13 (Underlying notional amount at value $464,320)	8	$6,249

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(376,483)	$(654)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	(1,199,847)	(818)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(187,485)	(180)
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(300,542)	(168)
		$(1,820)

See accompanying notes to financial statements.

184 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$1,544,000
Repurchase agreements, at value	1,544,000
Total Investment Securities, at value	1,544,000
Cash	575
Segregated cash balances with brokers	19,240
Interest receivable	6
Receivable for capital shares issued	272,312
Prepaid expenses	32
TOTAL ASSETS	1,836,165

LIABILITIES:
Payable for capital shares redeemed	557,826
Unrealized loss on swap agreements	1,820
Variation margin on futures contracts	280
Advisory fees payable	845
Management services fees payable	113
Administration fees payable	48
Administrative services fees payable	696
Distribution fees payable	881
Transfer agency fees payable	161
Fund accounting fees payable	106
Compliance services fees payable	16
Other accrued expenses	5,045
TOTAL LIABILITIES	567,837
NET ASSETS	$1,268,328

NET ASSETS CONSIST OF:
Capital	$3,459,856
Accumulated net investment income (loss)	(14,489)
Accumulated net realized gains (losses) on investments	(2,181,468)
Net unrealized appreciation (depreciation) on investments	4,429
NET ASSETS	$1,268,328

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	430,698
Net Asset Value (offering and redemption price per share)	$2.94

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$396

EXPENSES:
Advisory fees	6,646
Management services fees	886
Administration fees	529
Transfer agency fees	844
Administrative services fees	1,733
Distribution fees	2,215
Custody fees	3,914
Fund accounting fees	1,103
Trustee fees	34
Compliance services fees	14
Other fees	1,100
Total Gross Expenses before reductions	19,018
Less Expenses reduced by the Advisor	(4,133)
TOTAL NET EXPENSES	14,885
NET INVESTMENT INCOME (LOSS)	(14,489)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(44,891)
Net realized gains (losses) on swap agreements	(638,216)
Change in net unrealized appreciation/depreciation on investments	37,797
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(645,310)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(659,799)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 185

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(14,489)	$(31,948)
Net realized gains (losses) on investments	(683,107)	(612,798)
Change in net unrealized appreciation/depreciation on investments	37,797	(78,535)
Change in net assets resulting from operations	(659,799)	(723,281)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	49,567,510	97,684,568
Value of shares redeemed	(49,080,867)	(96,710,137)
Change in net assets resulting from capital transactions	486,643	974,431
Change in net assets	(173,156)	251,150

NET ASSETS:
Beginning of period	1,441,484	1,190,334
End of period	$1,268,328	$1,441,484
Accumulated net investment income (loss)	$(14,489)	$—

SHARE TRANSACTIONS:
Issued	15,744,444	24,716,859
Redeemed	(15,707,513)	(24,533,684)
Change in shares	36,931	183,175

See accompanying notes to financial statements.

186 :: ProFund VP UltraShort NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$3.66		$5.65	$7.26	$12.30	$34.30	$18.97

Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.06)	(0.10)	(0.15)	(0.29)	0.06
Net realized and unrealized gains (losses) on investments	(0.69)		(1.93)	(1.51)	(4.89)	(21.71)	15.43
Total income (loss) from investment activities	(0.72)		(1.99)	(1.61)	(5.04)	(22.00)	15.49

Distributions to Shareholders From:
Net investment income	—		—	—	—	— (b)	(0.16)

Net Asset Value, End of Period	$2.94		$3.66	$5.65	$7.26	$12.30	$34.30

Total Return	(19.67	)%(c)	(35.22)%	(22.18)%	(41.02)%	(64.10)%	82.06%

Ratios to Average Net Assets:
Gross expenses(d)	2.15%		2.01%	2.04%	1.74%	1.82%	1.87%
Net expenses(d)	1.68%		1.68%	1.67%	1.61%	1.68%	1.63%
Net investment income (loss)(d)	(1.64)%		(1.57)%	(1.64)%	(1.49)%	(1.59)%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$1,268		$1,441	$1,190	$1,761	$385	$647
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 187

Investment Objective: The ProFund VP Banks seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	28%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	14.5%
J.P. Morgan Chase & Co.	14.2%
Citigroup, Inc.	10.4%
Bank of America Corp.	9.9%
U.S. Bancorp	4.8%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (72.5%)

	Shares	Value
Associated Banc-Corp. (Banks)	1,162	$18,069
BancorpSouth, Inc. (Banks)	581	10,284
Bank of America Corp. (Banks)	72,127	927,553
Bank of Hawaii Corp. (Banks)	332	16,706
BB&T Corp. (Banks)	4,731	160,286
BOK Financial Corp. (Banks)	166	10,632
CapitalSource, Inc. (Banks)	1,328	12,457
Capitol Federal Financial, Inc. (Savings & Loans)	913	11,084
Cathay Bancorp, Inc. (Banks)	498	10,134
Citigroup, Inc. (Banks)	20,335	975,470
City National Corp. (Banks)	332	21,039
Comerica, Inc. (Banks)	1,245	49,588
Commerce Bancshares, Inc. (Banks)	498	21,693
Cullen/Frost Bankers, Inc. (Banks)	415	27,710
East West Bancorp, Inc. (Banks)	913	25,108
F.N.B. Corp. (Banks)	996	12,032
Fifth Third Bancorp (Banks)	5,893	106,369
First Financial Bankshares, Inc. (Banks)	166	9,240
First Horizon National Corp. (Banks)	1,578	17,669
First Niagara Financial Group, Inc. (Savings & Loans)	2,407	24,238
First Republic Bank (Banks)	498	19,163
FirstMerit Corp. (Banks)	1,079	21,612
Fulton Financial Corp. (Banks)	1,328	15,245
Glacier Bancorp, Inc. (Banks)	498	11,051
Hancock Holding Co. (Banks)	581	17,471
Hudson City Bancorp, Inc. (Savings & Loans)	3,154	28,891
Huntington Bancshares, Inc. (Banks)	5,644	44,475
IBERIABANK Corp. (Banks)	166	8,899
International Bancshares Corp. (Banks)	332	7,497
J.P. Morgan Chase & Co. (Banks)	25,315	1,336,378
KeyCorp (Banks)	6,142	67,808
M&T Bank Corp. (Banks)	830	92,753
MB Financial, Inc. (Banks)	332	8,898
National Penn Bancshares, Inc. (Banks)	830	8,433
New York Community Bancorp (Savings & Loans)	2,988	41,832
Old National Bancorp (Banks)	664	9,183
People’s United Financial, Inc. (Savings & Loans)	2,241	33,391
PNC Financial Services Group (Banks)	3,569	260,251
Popular, Inc.* (Banks)	664	20,139
PrivateBancorp, Inc. (Banks)	415	8,802
Prosperity Bancshares, Inc. (Banks)	332	17,194
Regions Financial Corp. (Banks)	9,462	90,173
Signature Bank* (Banks)	332	27,563
SunTrust Banks, Inc. (Banks)	3,569	112,673
Susquehanna Bancshares, Inc. (Banks)	1,245	15,998
SVB Financial Group* (Banks)	332	27,662
Synovus Financial Corp. (Banks)	5,312	15,511
TCF Financial Corp. (Banks)	1,079	15,300
Texas Capital Bancshares, Inc.* (Banks)	249	11,046
Trustmark Corp. (Banks)	415	10,201
U.S. Bancorp (Banks)	12,367	447,067
UMB Financial Corp. (Banks)	249	13,862
Umpqua Holdings Corp. (Banks)	747	11,212
United Bankshares, Inc. (Banks)	332	8,781
Valley National Bancorp (Banks)	1,328	12,576
Washington Federal, Inc. (Savings & Loans)	664	12,536
Webster Financial Corp. (Banks)	581	14,920
Wells Fargo & Co. (Banks)	32,951	1,359,887
Westamerica Bancorp (Banks)	166	7,585
Wintrust Financial Corp. (Banks)	249	9,532
Zions Bancorp (Banks)	1,245	35,956
TOTAL COMMON STOCKS (Cost $4,241,910)		6,806,768
TOTAL INVESTMENT SECURITIES (Cost $4,241,910)—72.5%		6,806,768
Net other assets (liabilities)—27.5%		2,577,944
NET ASSETS—100.0%		$9,384,712

*                      Non-income producing security

See accompanying notes to financial statements.

188 :: ProFund VP Banks :: Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,599,688	$(312)

ProFund VP Banks invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Banks	$6,654,796	70.9%
Savings & Loans	151,972	1.6%
Other**	2,577,944	27.5%
Total	$9,384,712	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 189

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$4,241,910
Securities, at value	6,806,768
Total Investment Securities, at value	6,806,768
Dividends receivable	7,323
Receivable for investments sold	3,033,922
Prepaid expenses	156
TOTAL ASSETS	9,848,169

LIABILITIES:
Payable for capital shares redeemed	435,395
Cash overdraft	5,491
Unrealized loss on swap agreements	312
Advisory fees payable	5,765
Management services fees payable	769
Administration fees payable	371
Administrative services fees payable	3,295
Distribution fees payable	2,764
Trustee fees payable	4
Transfer agency fees payable	991
Fund accounting fees payable	820
Compliance services fees payable	89
Other accrued expenses	7,391
TOTAL LIABILITIES	463,457
NET ASSETS	$9,384,712

NET ASSETS CONSIST OF:
Capital	$24,243,071
Accumulated net investment income (loss)	2,793
Accumulated net realized gains (losses) on investments	(17,425,698)
Net unrealized appreciation (depreciation) on investments	2,564,546
NET ASSETS	$9,384,712

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	641,322
Net Asset Value (offering and redemption price per share)	$14.63

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$77,700
Interest	26
TOTAL INVESTMENT INCOME	77,726

EXPENSES:
Advisory fees	33,453
Management services fees	4,460
Administration fees	1,979
Transfer agency fees	3,172
Administrative services fees	14,383
Distribution fees	11,151
Custody fees	4,547
Fund accounting fees	4,329
Trustee fees	123
Compliance services fees	63
Other fees	4,404
Total Gross Expenses before reductions	82,064
Less Expenses reduced by the Advisor	(7,131)
TOTAL NET EXPENSES	74,933
NET INVESTMENT INCOME (LOSS)	2,793

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	96,478
Net realized gains (losses) on swap agreements	75,509
Change in net unrealized appreciation/depreciation on investments	827,005
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	998,992

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,001,785

See accompanying notes to financial statements.

190 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$2,793	$35,696
Net realized gains (losses) on investments	171,987	(508,702)
Change in net unrealized appreciation/depreciation on investments	827,005	1,045,692
Change in net assets resulting from operations	1,001,785	572,686

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,696)	—
Change in net assets resulting from distributions	(35,696)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,289,297	38,390,918
Dividends reinvested	35,696	—
Value of shares redeemed	(22,191,266)	(33,163,989)
Change in net assets resulting from capital transactions	133,727	5,226,929
Change in net assets	1,099,816	5,799,615

NET ASSETS:
Beginning of period	8,284,896	2,485,281
End of period	$9,384,712	$8,284,896
Accumulated net investment income (loss)	$2,793	$35,696

SHARE TRANSACTIONS:
Issued	1,594,071	3,419,241
Reinvested	2,613	—
Redeemed	(1,622,524)	(3,019,050)
Change in shares	(25,840)	400,191

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 191

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$12.42		$9.31	$12.71	$11.74	$12.76	$24.30

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.07	(0.04)	(0.11)	0.01	0.63
Net realized and unrealized gains (losses) on investments	2.31		3.04	(3.36)	1.09	(0.51)	(11.96)
Total income (loss) from investment activities	2.31		3.11	(3.40)	0.98	(0.50)	(11.33)

Distributions to Shareholders From:
Net investment income	(0.10)		—	—	(0.01)	(0.51)	(0.21)
Net realized gains on investments	—		—	—	—	(0.01)	—
Total distributions	(0.10)		—	—	(0.01)	(0.52)	(0.21)

Net Asset Value, End of Period	$14.63		$12.42	$9.31	$12.71	$11.74	$12.76

Total Return	18.70	%(c)	33.40%	(26.75)%	8.34%	(4.24)%	(46.91)%

Ratios to Average Net Assets:
Gross expenses(d)	1.84%		1.98%	1.92%	1.89%	1.88%	1.87%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(d)	0.06%		0.60%	(0.31)%	(0.89)%	0.06%	3.46%

Supplemental Data:
Net assets, end of period (000’s)	$9,385		$8,285	$2,485	$7,005	$7,033	$18,015
Portfolio turnover rate(e)	334	%(c)	786%	716%	559%	913%	997%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Amount is less than $0.005.

(c)                Not annualized for periods less than one year.

(d)               Annualized for periods less than one year.

(e)                Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

192 :: ProFund VP Basic Materials :: Financial Statements

Investment Objective: The ProFund VP Basic Materials seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Monsanto Co.	10.5%
E.I. du Pont de Nemours & Co.	9.6%
The Dow Chemical Co.	7.7%
Praxair, Inc.	6.8%
Freeport-McMoRan Copper & Gold, Inc.	5.7%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	73%
Industrial Metals	15%
Mining	7%
Forestry and Paper	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	7,688	$703,990
Airgas, Inc. (Chemicals)	2,480	236,741
Albemarle Corp. (Chemicals)	3,224	200,823
Alcoa, Inc. (Mining)	39,680	310,298
Allegheny Technologies, Inc. (Iron/Steel)	3,968	104,398
Alpha Natural Resources, Inc.* (Coal)	8,184	42,884
Arch Coal, Inc. (Coal)	7,936	29,998
Ashland, Inc. (Chemicals)	2,728	227,788
Avery Dennison Corp. (Household Products/Wares)	3,720	159,067
Axiall Corp. (Chemicals)	2,604	110,878
Cabot Corp. (Chemicals)	2,232	83,521
Carpenter Technology Corp. (Iron/Steel)	1,612	72,653
Celanese Corp.—Series A (Chemicals)	5,952	266,650
CF Industries Holdings, Inc. (Chemicals)	2,232	382,788
Chemtura Corp.* (Chemicals)	3,596	72,999
Cliffs Natural Resources, Inc. (Iron/Steel)	5,704	92,690
Coeur d’Alene Mines Corp.* (Mining)	3,720	49,476
Commercial Metals Co. (Iron/Steel)	4,340	64,102
Compass Minerals International, Inc. (Mining)	1,240	104,817
CONSOL Energy, Inc. (Coal)	8,432	228,508
Cytec Industries, Inc. (Chemicals)	1,612	118,079
Domtar Corp. (Forest Products & Paper)	1,240	82,460
E.I. du Pont de Nemours & Co. (Chemicals)	34,224	1,796,759
Eastman Chemical Co. (Chemicals)	5,704	399,337
FMC Corp. (Chemicals)	5,084	310,429
Freeport-McMoRan Copper & Gold, Inc. (Mining)	38,564	1,064,752
Fuller (H.B.) Co. (Chemicals)	1,860	70,327
Huntsman Corp. (Chemicals)	7,192	119,100
International Flavors & Fragrances, Inc. (Chemicals)	2,976	223,676
International Paper Co. (Forest Products & Paper)	16,492	730,761
Kaiser Aluminum Corp. (Mining)	620	38,403
LyondellBasell Industries N.V.—Class A (Chemicals)	14,136	936,651
Minerals Technologies, Inc. (Chemicals)	1,240	51,262
Monsanto Co. (Chemicals)	19,840	1,960,191
NewMarket Corp. (Chemicals)	372	97,672
Newmont Mining Corp. (Mining)	18,476	553,356
Nucor Corp. (Iron/Steel)	11,780	510,310
Olin Corp. (Chemicals)	2,976	71,186
Peabody Energy Corp. (Coal)	10,044	147,044
PolyOne Corp. (Chemicals)	3,720	92,182
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,736	69,961
PPG Industries, Inc. (Chemicals)	5,332	780,658
Praxair, Inc. (Chemicals)	11,036	1,270,906
Reliance Steel & Aluminum Co. (Iron/Steel)	2,852	186,977
Resolute Forest Products, Inc.* (Forest Products & Paper)	3,472	45,726
Rockwood Holdings, Inc. (Chemicals)	2,852	182,614
Royal Gold, Inc. (Mining)	2,356	99,140
RPM, Inc. (Chemicals)	4,960	158,422
Sensient Technologies Corp. (Chemicals)	1,860	75,274
Sigma-Aldrich Corp. (Chemicals)	4,464	358,727
Steel Dynamics, Inc. (Iron/Steel)	8,184	122,023
Stillwater Mining Co.* (Mining)	4,340	46,612
The Dow Chemical Co. (Chemicals)	44,888	1,444,047
The Mosaic Co. (Chemicals)	10,292	553,813
United States Steel Corp. (Iron/Steel)	5,332	93,470
W.R. Grace & Co.* (Chemicals)	2,604	218,840
Walter Energy, Inc. (Coal)	2,356	24,502
Westlake Chemical Corp. (Chemicals)	744	71,729
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,984	62,913
TOTAL COMMON STOCKS (Cost $8,835,586)		18,785,360

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.02%—0.05%, dated 6/28/13, due 7/1/13, total to be received $15,000	$15,000	$15,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		15,000
TOTAL INVESTMENT SECURITIES (Cost $8,850,586)—100.3%		18,800,360
Net other assets (liabilities)—(0.3)%		(56,563)
NET ASSETS—100.0%		$18,743,797

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 193

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Chemicals	$13,648,059	72.8%
Coal	472,936	2.5%
Forest Products & Paper	858,947	4.6%
Household Products/Wares	159,067	0.8%
Iron/Steel	1,246,623	6.7%
Metal Fabricate/Hardware	62,913	0.3%
Mining	2,266,854	12.1%
Miscellaneous Manufacturing	69,961	0.4%
Other**	(41,563)	(0.2)%
Total	$18,743,797	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

194 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$8,850,586
Securities, at value	18,785,360
Repurchase agreements, at value	15,000
Total Investment Securities, at value	18,800,360
Cash	580
Dividends and interest receivable	76,212
Receivable for capital shares issued	104,643
Receivable for investments sold	302,948
Prepaid expenses	445
TOTAL ASSETS	19,285,188

LIABILITIES:
Payable for capital shares redeemed	472,982
Advisory fees payable	12,086
Management services fees payable	1,611
Administration fees payable	707
Administrative services fees payable	8,858
Distribution fees payable	8,098
Trustee fees payable	7
Transfer agency fees payable	2,421
Fund accounting fees payable	1,561
Compliance services fees payable	205
Other accrued expenses	32,855
TOTAL LIABILITIES	541,391
NET ASSETS	$18,743,797

NET ASSETS CONSIST OF:
Capital	$28,404,828
Accumulated net investment income (loss)	122,081
Accumulated net realized gains (losses) on investments	(19,732,886)
Net unrealized appreciation (depreciation) on investments	9,949,774
NET ASSETS	$18,743,797

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	412,036
Net Asset Value (offering and redemption price per share)	$45.49

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$325,388
Interest	10
Foreign tax withholding	(2,571)
TOTAL INVESTMENT INCOME	322,827

EXPENSES:
Advisory fees	89,745
Management services fees	11,966
Administration fees	6,108
Transfer agency fees	9,732
Administrative services fees	36,247
Distribution fees	29,915
Custody fees	4,672
Fund accounting fees	12,955
Trustee fees	399
Compliance services fees	163
Other fees	11,886
Total Gross Expenses before reductions	213,788
Less Expenses reduced by the Advisor	(12,757)
TOTAL NET EXPENSES	201,031
NET INVESTMENT INCOME (LOSS)	121,796

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,585,904
Change in net unrealized appreciation/depreciation on investments	(3,343,311)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(757,407)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(635,611)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 195

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$121,796	$216,398
Net realized gains (losses) on investments	2,585,904	3,370,887
Change in net unrealized appreciation/depreciation on investments	(3,343,311)	(1,641,056)
Change in net assets resulting from operations	(635,611)	1,946,229

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(216,113)	(81,925)
Change in net assets resulting from distributions	(216,113)	(81,925)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,115,437	27,004,510
Dividends reinvested	216,113	81,925
Value of shares redeemed	(16,992,540)	(34,885,553)
Change in net assets resulting from capital transactions	(4,660,990)	(7,799,118)
Change in net assets	(5,512,714)	(5,934,814)

NET ASSETS:
Beginning of period	24,256,511	30,191,325
End of period	$18,743,797	$24,256,511
Accumulated net investment income (loss)	$122,081	$216,398

SHARE TRANSACTIONS:
Issued	252,704	583,812
Reinvested	4,580	1,760
Redeemed	(358,316)	(763,462)
Change in shares	(101,032)	(177,890)

See accompanying notes to financial statements.

196 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$47.28		$43.69	$52.17	$40.45	$25.02	$51.69

Investment Activities:
Net investment income (loss)(a)	0.24		0.37	0.08	0.06	0.26	0.14
Net realized and unrealized gains (losses) on investments	(1.56)		3.35	(8.51)	11.89	15.34	(26.65)
Total income (loss) from investment activities	(1.32)		3.72	(8.43)	11.95	15.60	(26.51)

Distributions to Shareholders From:
Net investment income	(0.47)		(0.13)	(0.05)	(0.23)	(0.17)	(0.16)

Net Asset Value, End of Period	$45.49		$47.28	$43.69	$52.17	$40.45	$25.02

Total Return	(2.82	)%(b)	8.49%	(16.15)%	29.69%	62.38%	(51.42)%

Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.88%	1.78%	1.76%	1.82%	1.73%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	1.02%		0.80%	0.15%	0.15%	0.78%	0.28%

Supplemental Data:
Net assets, end of period (000’s)	$18,744		$24,257	$30,191	$79,361	$72,106	$24,636
Portfolio turnover rate(d)	39	%(b)	56%	53%	134%	180%	191%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 197

Investment Objective: The ProFund VP Biotechnology seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	31%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	12.1%
Amgen, Inc.	11.5%
AbbVie, Inc.	10.2%
Biogen Idec, Inc.	7.9%
Celgene Corp.	7.6%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (68.6%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	74,298	$3,071,479
Acorda Therapeutics, Inc.* (Biotechnology)	1,952	64,396
Alexion Pharmaceuticals, Inc.* (Biotechnology)	9,150	843,996
Amgen, Inc. (Biotechnology)	35,136	3,466,518
Arena Pharmaceuticals, Inc.* (Biotechnology)	10,248	78,910
Biogen Idec, Inc.* (Biotechnology)	11,102	2,389,150
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	6,466	360,739
Celgene Corp.* (Biotechnology)	19,520	2,282,083
Charles River Laboratories International, Inc.* (Biotechnology)	2,318	95,108
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,050	147,315
Gilead Sciences, Inc.* (Biotechnology)	71,492	3,661,105
Illumina, Inc.* (Biotechnology)	5,856	438,263
Incyte Corp.* (Biotechnology)	6,344	139,568
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	5,246	140,960
Life Technologies Corp.* (Biotechnology)	8,052	595,929
Medivation, Inc.* (Pharmaceuticals)	3,538	174,070
Myriad Genetics, Inc.* (Biotechnology)	3,782	101,622
Nektar Therapeutics, Inc.* (Pharmaceuticals)	5,368	62,000
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,416	296,577
PDL BioPharma, Inc. (Biotechnology)	6,588	50,859
Pharmacyclics, Inc.* (Pharmaceuticals)	2,440	193,907
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,538	795,625
Seattle Genetics, Inc.* (Biotechnology)	5,002	157,363
Techne Corp. (Healthcare-Products)	1,586	109,561
United Therapeutics Corp.* (Biotechnology)	2,196	144,541
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,370	828,252
TOTAL COMMON STOCKS (Cost $9,345,616)		20,689,896

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $64,000	$64,000	$64,000
TOTAL REPURCHASE AGREEMENTS (Cost $64,000)		64,000
TOTAL INVESTMENT SECURITIES (Cost $9,409,616)—68.8%		20,753,896
Net other assets (liabilities)—31.2%		9,398,323
NET ASSETS—100.0%		$30,152,219

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$9,458,865	$(1,135)

ProFund VP Biotechnology invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Biotechnology	$16,280,604	53.9%
Healthcare-Products	109,561	0.4%
Pharmaceuticals	4,299,731	14.3%
Other**	9,462,323	31.4%
Total	$30,152,219	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

198 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$9,409,616
Securities, at value	20,689,896
Repurchase agreements, at value	64,000
Total Investment Securities, at value	20,753,896
Cash	680
Receivable for capital shares issued	194,628
Receivable for investments sold	9,326,130
Prepaid expenses	430
TOTAL ASSETS	30,275,764

LIABILITIES:
Payable for capital shares redeemed	45,623
Unrealized loss on swap agreements	1,135
Advisory fees payable	19,462
Management services fees payable	2,595
Administration fees payable	1,106
Administrative services fees payable	11,068
Distribution fees payable	13,504
Trustee fees payable	11
Transfer agency fees payable	3,926
Fund accounting fees payable	2,444
Compliance services fees payable	263
Other accrued expenses	22,408
TOTAL LIABILITIES	123,545
NET ASSETS	$30,152,219

NET ASSETS CONSIST OF:
Capital	$21,894,078
Accumulated net investment income (loss)	(99,741)
Accumulated net realized gains (losses) on investments	(2,985,263)
Net unrealized appreciation (depreciation) on investments	11,343,145
NET ASSETS	$30,152,219

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	679,907
Net Asset Value (offering and redemption price per share)	$44.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$152,368
Interest	78
TOTAL INVESTMENT INCOME	152,446

EXPENSES:
Advisory fees	112,583
Management services fees	15,011
Administration fees	6,692
Transfer agency fees	10,734
Administrative services fees	39,339
Distribution fees	37,528
Custody fees	2,423
Fund accounting fees	14,088
Trustee fees	414
Compliance services fees	199
Other fees	16,563
Total Gross Expenses before reductions	255,574
Less Expenses reduced by the Advisor	(3,387)
TOTAL NET EXPENSES	252,187
NET INVESTMENT INCOME (LOSS)	(99,741)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,246,637
Net realized gains (losses) on swap agreements	229,640
Change in net unrealized appreciation/depreciation on investments	4,782,250
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,258,527

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,158,786

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 199

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(99,741)	$(203,024)
Net realized gains (losses) on investments	2,476,277	1,025,230
Change in net unrealized appreciation/depreciation on investments	4,782,250	3,569,222
Change in net assets resulting from operations	7,158,786	4,391,428

CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,139,839	43,494,230
Value of shares redeemed	(29,452,010)	(31,719,231)
Change in net assets resulting from capital transactions	(312,171)	11,774,999
Change in net assets	6,846,615	16,166,427

NET ASSETS:
Beginning of period	23,305,604	7,139,177
End of period	$30,152,219	$23,305,604
Accumulated net investment income (loss)	$(99,741)	$—

SHARE TRANSACTIONS:
Issued	701,989	1,412,524
Redeemed	(701,679)	(1,025,916)
Change in shares	310	386,608

See accompanying notes to financial statements.

200 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$34.29		$24.37	$22.87	$21.76	$20.98	$20.60

Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.37)	(0.34)	(0.36)	(0.32)	(0.34)
Net realized and unrealized gains (losses) on investments	10.20		10.29	1.84	1.47	1.10	0.72
Total income (loss) from investment activities	10.06		9.92	1.50	1.11	0.78	0.38

Net Asset Value, End of Period	$44.35		$34.29	$24.37	$22.87	$21.76	$20.98

Total Return	29.34	%(b)	40.71%	6.56%	5.10%	3.72%	1.84%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.79%	1.76%	1.79%	1.81%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	(0.66)%		(1.19)%	(1.40)%	(1.59)%	(1.54)%	(1.55)%

Supplemental Data:
Net assets, end of period (000’s)	$30,152		$23,306	$7,139	$6,982	$8,031	$22,321
Portfolio turnover rate(d)	153	%(b)	336%	324%	237%	256%	429%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 201

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	12.0%
Coca-Cola Co.	8.8%
Philip Morris International, Inc.	8.1%
PepsiCo, Inc.	7.2%
Altria Group, Inc.	4.0%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Beverages	20%
Household Goods	19%
Food Producers	17%
Personal Goods	15%
Tobacco	14%
Automobiles and Parts	12%
Leisure Goods	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,995	$71,229
Altria Group, Inc. (Agriculture)	23,643	827,269
Archer-Daniels-Midland Co. (Agriculture)	7,770	263,481
Autoliv, Inc. (Auto Parts & Equipment)	1,110	85,903
Avon Products, Inc. (Cosmetics/Personal Care)	5,106	107,379
B&G Foods, Inc.—Class A (Food)	666	22,677
Beam, Inc. (Beverages)	1,887	119,088
BorgWarner, Inc.* (Auto Parts & Equipment)	1,332	114,752
Briggs & Stratton Corp. (Machinery-Diversified)	555	10,989
Brown-Forman Corp.—Class B (Beverages)	1,776	119,969
Brunswick Corp. (Leisure Time)	1,110	35,465
Bunge, Ltd. (Agriculture)	1,776	125,688
Campbell Soup Co. (Food)	2,109	94,462
Carter’s, Inc. (Apparel)	555	41,109
Church & Dwight, Inc. (Household Products/Wares)	1,665	102,747
Clorox Co. (Household Products/Wares)	1,554	129,200
Coach, Inc. (Apparel)	3,330	190,110
Coca-Cola Co. (Beverages)	45,066	1,807,597
Coca-Cola Enterprises, Inc. (Beverages)	2,997	105,375
Colgate-Palmolive Co. (Cosmetics/Personal Care)	10,323	591,405
ConAgra Foods, Inc. (Food)	4,884	170,599
Constellation Brands, Inc.* (Beverages)	1,776	92,565
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	777	25,773
Crocs, Inc.* (Apparel)	999	16,484
D.R. Horton, Inc. (Home Builders)	3,330	70,862
Dana Holding Corp. (Auto Parts & Equipment)	1,776	34,206
Darling International, Inc.* (Environmental Control)	1,443	26,926
Dean Foods Co.* (Food)	2,220	22,244
Deckers Outdoor Corp.* (Apparel)	444	22,426
Delphi Automotive PLC (Auto Parts & Equipment)	3,441	174,423
Dr. Pepper Snapple Group, Inc. (Beverages)	2,442	112,161
Electronic Arts, Inc.* (Software)	3,552	81,589
Energizer Holdings, Inc. (Electrical Components & Equipment)	777	78,096
Fifth & Pacific Cos., Inc.* (Retail)	1,443	32,237
Flowers Foods, Inc. (Food)	1,998	44,056
Ford Motor Co. (Auto Manufacturers)	46,287	716,060
Fossil Group, Inc.* (Apparel)	666	68,804
General Mills, Inc. (Food)	7,548	366,305
General Motors Co.* (Auto Manufacturers)	9,102	303,187
Gentex Corp. (Electronics)	1,665	38,378
Genuine Parts Co. (Distribution/Wholesale)	1,776	138,652
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,443	108,312
Hanesbrands, Inc. (Apparel)	1,110	57,076
Harley-Davidson, Inc. (Leisure Time)	2,664	146,040
Harman International Industries, Inc. (Home Furnishings)	777	42,113
Hasbro, Inc. (Toys/Games/Hobbies)	1,332	59,714
Herbalife, Ltd. (Pharmaceuticals)	1,221	55,116
Herman Miller, Inc. (Office Furnishings)	666	18,029
Hillshire Brands Co. (Food)	1,443	47,734
HNI Corp. (Office Furnishings)	555	20,018
Hormel Foods Corp. (Food)	1,554	59,953
Iconix Brand Group, Inc.* (Apparel)	666	19,587
Ingredion, Inc. (Food)	888	58,271
Jarden Corp.* (Household Products/Wares)	1,221	53,418
Johnson Controls, Inc. (Auto Parts & Equipment)	8,103	290,007
Kellogg Co. (Food)	2,997	192,498
Kimberly-Clark Corp. (Household Products/Wares)	4,551	442,084
Kraft Foods Group, Inc. (Food)	6,993	390,699
Lancaster Colony Corp. (Food)	222	17,314
Lear Corp. (Auto Parts & Equipment)	1,110	67,111
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,665	51,765
Lennar Corp.—Class A (Home Builders)	1,998	72,008
Leucadia National Corp. (Holding Companies-Diversified)	3,441	90,223
LKQ Corp.* (Distribution/Wholesale)	3,552	91,464
Lorillard, Inc. (Agriculture)	4,440	193,939
M.D.C. Holdings, Inc. (Home Builders)	444	14,434
Mattel, Inc. (Toys/Games/Hobbies)	4,107	186,088
McCormick & Co., Inc. (Food)	1,554	109,339
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	2,331	184,685
Michael Kors Holdings, Ltd.* (Apparel)	2,109	130,800
Mohawk Industries, Inc.* (Textiles)	666	74,918
Molson Coors Brewing Co.—Class B (Beverages)	1,887	90,312

See accompanying notes to financial statements.

202 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
Mondelez International, Inc.—Class A (Food)	20,979	$598,532
Monster Beverage Corp.* (Beverages)	1,665	101,182
Newell Rubbermaid, Inc. (Housewares)	3,441	90,326
NIKE, Inc.—Class B (Apparel)	8,547	544,273
Nu Skin Enterprises, Inc.—Class A (Retail)	666	40,706
PepsiCo, Inc. (Beverages)	18,204	1,488,905
Philip Morris International, Inc. (Agriculture)	19,203	1,663,363
Polaris Industries, Inc. (Leisure Time)	777	73,815
Pool Corp. (Distribution/Wholesale)	555	29,088
Post Holdings, Inc.* (Food)	333	14,539
Procter & Gamble Co. (Cosmetics/Personal Care)	32,190	2,478,308
PulteGroup, Inc.* (Home Builders)	3,996	75,804
PVH Corp. (Retail)	999	124,925
Ralph Lauren Corp. (Apparel)	666	115,711
Reynolds American, Inc. (Agriculture)	3,774	182,548
Smithfield Foods, Inc.* (Food)	1,443	47,258
Snap-on, Inc. (Hand/Machine Tools)	666	59,528
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,887	145,865
Steven Madden, Ltd.* (Apparel)	444	21,481
Take-Two Interactive Software, Inc.* (Software)	1,110	16,617
Tempur-Pedic International, Inc.* (Home Furnishings)	666	29,237
Tenneco, Inc.* (Auto Parts & Equipment)	666	30,156
Tesla Motors, Inc.* (Auto Manufacturers)	888	95,398
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	2,775	182,512
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,886	44,127
The Hain Celestial Group, Inc.* (Food)	555	36,058
The Hershey Co. (Food)	1,776	158,561
The JM Smucker Co.—Class A (Food)	1,221	125,946
The Middleby Corp.* (Machinery-Diversified)	222	37,760
The Ryland Group, Inc. (Home Builders)	555	22,256
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	444	21,450
Thor Industries, Inc. (Home Builders)	555	27,295
TiVo, Inc.* (Home Furnishings)	1,443	15,945
Toll Brothers, Inc.* (Home Builders)	1,776	57,951
TreeHouse Foods, Inc.* (Food)	444	29,100
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,221	81,123
Tupperware Corp. (Household Products/Wares)	666	51,742
Tyson Foods, Inc.—Class A (Food)	3,330	85,514
Under Armour, Inc.—Class A* (Apparel)	888	53,022
Universal Corp. (Agriculture)	222	12,843
V.F. Corp. (Apparel)	999	192,867
Visteon Corp.* (Auto Parts & Equipment)	555	35,032
WABCO Holdings, Inc.* (Auto Parts & Equipment)	777	58,034
Whirlpool Corp. (Home Furnishings)	888	101,552
Whitewave Foods Co.* (Food)	1,665	27,056
Wolverine World Wide, Inc. (Apparel)	555	30,309
TOTAL COMMON STOCKS (Cost $11,985,638)		20,592,616

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $43,000	$43,000	$43,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000
TOTAL INVESTMENT SECURITIES (Cost $12,028,638)—100.0%		20,635,616
Net other assets (liabilities)—NM		(3,735)
NET ASSETS—100.0%		$20,631,881

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM              Not meaningful, amount is less than 0.05%.

ProFund VP Consumer Goods invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Agriculture	$3,269,131	15.8%
Apparel	1,504,059	7.3%
Auto Manufacturers	1,114,645	5.4%
Auto Parts & Equipment	1,040,647	5.0%
Beverages	4,145,467	20.0%
Cosmetics/Personal Care	3,359,605	16.3%
Distribution/Wholesale	259,204	1.3%
Electrical Components & Equipment	78,096	0.4%
Electronics	38,378	0.2%
Environmental Control	26,926	0.1%
Food	2,718,714	13.2%
Hand/Machine Tools	205,392	1.0%
Holding Companies-Diversified	90,223	0.4%
Home Builders	340,610	1.7%
Home Furnishings	188,848	0.9%
Household Products/Wares	800,641	3.9%
Housewares	90,326	0.4%
Leisure Time	255,320	1.2%
Machinery-Diversified	48,749	0.2%
Miscellaneous Manufacturing	51,765	0.3%
Office Furnishings	38,047	0.2%
Pharmaceuticals	239,801	1.2%
Retail	197,867	1.0%
Software	169,435	0.8%
Textiles	74,918	0.4%
Toys/Games/Hobbies	245,802	1.2%
Other**	39,265	0.2%
Total	$20,631,881	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 203

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$12,028,638
Securities, at value	20,592,616
Repurchase agreements, at value	43,000
Total Investment Securities, at value	20,635,616
Cash	139
Dividends and interest receivable	61,977
Receivable for capital shares issued	2,176
Prepaid expenses	297
TOTAL ASSETS	20,700,205

LIABILITIES:
Payable for capital shares redeemed	22,104
Advisory fees payable	11,051
Management services fees payable	1,473
Administration fees payable	744
Administrative services fees payable	7,569
Distribution fees payable	6,378
Trustee fees payable	7
Transfer agency fees payable	2,560
Fund accounting fees payable	1,644
Compliance services fees payable	166
Other accrued expenses	14,628
TOTAL LIABILITIES	68,324
NET ASSETS	$20,631,881

NET ASSETS CONSIST OF:
Capital	$16,472,506
Accumulated net investment income (loss)	76,012
Accumulated net realized gains (losses) on investments	(4,523,615)
Net unrealized appreciation (depreciation) on investments	8,606,978
NET ASSETS	$20,631,881

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	446,957
Net Asset Value (offering and redemption price per share)	$46.16

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$234,078
Interest	7
TOTAL INVESTMENT INCOME	234,085

EXPENSES:
Advisory fees	70,568
Management services fees	9,409
Administration fees	4,069
Transfer agency fees	6,533
Administrative services fees	30,583
Distribution fees	23,523
Custody fees	4,268
Fund accounting fees	8,873
Trustee fees	249
Compliance services fees	115
Other fees	9,160
Total Gross Expenses before reductions	167,350
Less Expenses reduced by the Advisor	(9,277)
TOTAL NET EXPENSES	158,073
NET INVESTMENT INCOME (LOSS)	76,012

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	374,852
Change in net unrealized appreciation/depreciation on investments	1,982,298
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,357,150

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,433,162

See accompanying notes to financial statements.

204 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$76,012	$171,149
Net realized gains (losses) on investments	374,852	886,177
Change in net unrealized appreciation/depreciation on investments	1,982,298	629,018
Change in net assets resulting from operations	2,433,162	1,686,344

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(171,149)	(167,801)
Change in net assets resulting from distributions	(171,149)	(167,801)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,531,618	26,192,515
Dividends reinvested	171,149	167,801
Value of shares redeemed	(9,920,567)	(31,185,280)
Change in net assets resulting from capital transactions	3,782,200	(4,824,964)
Change in net assets	6,044,213	(3,306,421)

NET ASSETS:
Beginning of period	14,587,668	17,894,089
End of period	$20,631,881	$14,587,668
Accumulated net investment income (loss)	$76,012	$171,149

SHARE TRANSACTIONS:
Issued	301,382	675,160
Reinvested	3,685	4,346
Redeemed	(221,519)	(806,106)
Change in shares	83,548	(126,600)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 205

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$40.14		$36.52	$34.58	$29.63	$24.61	$35.50

Investment Activities:
Net investment income (loss)(a)	0.18		0.39	0.33	0.34	0.38	0.27
Net realized and unrealized gains (losses) on investments	6.20		3.56	2.05	4.78	4.91	(9.39)
Total income (loss) from investment activities	6.38		3.95	2.38	5.12	5.29	(9.12)

Distributions to Shareholders From:
Net investment income	(0.36)		(0.33)	(0.44)	(0.17)	(0.27)	(0.40)
Net realized gains on investments	—		—	—	—	—	(1.37)
Total distributions	(0.36)		(0.33)	(0.44)	(0.17)	(0.27)	(1.77)

Net Asset Value, End of Period	$46.16		$40.14	$36.52	$34.58	$29.63	$24.61

Total Return	15.92	%(b)	10.86%	6.94%	17.36%	21.57%	(26.71)%

Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.87%	1.82%	1.83%	1.89%	1.94%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	0.81%		1.00%	0.93%	1.10%	1.46%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$20,632		$14,588	$17,894	$19,702	$16,894	$8,863
Portfolio turnover rate(d)	34	%(b)	104%	167%	245%	242%	445%

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Not annualized for periods less than one year.

(c)     Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

206 :: ProFund VP Consumer Services :: Financial Statements

Investment Objective: The ProFund VP Consumer Services seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.4%
Walt Disney Co.	5.0%
The Home Depot, Inc.	5.0%
Comcast Corp.	4.8%
Amazon.com, Inc.	4.4%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	38%
Media	29%
Travel and Leisure	20%
Food and Drug Retailers	13%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	835	$23,388
Abercrombie & Fitch Co.—Class A (Retail)	1,002	45,341
Acxiom Corp.* (Software)	1,002	22,725
Advance Auto Parts, Inc. (Retail)	835	67,777
Aeropostale, Inc.* (Retail)	1,002	13,828
Alaska Air Group, Inc.* (Airlines)	835	43,420
Amazon.com, Inc.* (Internet)	4,509	1,252,104
AMC Networks, Inc.—Class A* (Media)	668	43,694
American Eagle Outfitters, Inc. (Retail)	2,171	39,642
AmerisourceBergen Corp. (Pharmaceuticals)	2,839	158,501
ANN, Inc.* (Retail)	668	22,178
Apollo Group, Inc.—Class A* (Commercial Services)	1,169	20,715
Arbitron, Inc. (Commercial Services)	334	15,514
Ascena Retail Group, Inc.* (Retail)	1,503	26,227
AutoNation, Inc.* (Retail)	501	21,738
AutoZone, Inc.* (Retail)	501	212,269
Avis Budget Group, Inc.* (Commercial Services)	1,336	38,410
Bally Technologies, Inc.* (Entertainment)	501	28,266
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	668	25,304
Bed Bath & Beyond, Inc.* (Retail)	2,672	189,445
Best Buy Co., Inc. (Retail)	3,340	91,282
Big Lots, Inc.* (Retail)	668	21,062
Bob Evans Farms, Inc. (Retail)	334	15,691
Brinker International, Inc. (Retail)	835	32,924
Cabela’s, Inc.* (Retail)	501	32,445
Cablevision Systems Corp. NY—Class A (Media)	2,672	44,943
Cardinal Health, Inc. (Pharmaceuticals)	4,175	197,060
CarMax, Inc.* (Retail)	2,839	131,048
Carnival Corp.—Class A (Leisure Time)	5,511	188,972
Casey’s General Stores, Inc. (Retail)	501	30,140
CBS Corp.—Class B (Media)	7,014	342,774
Charter Communications, Inc.—Class A* (Media)	835	103,415
Chemed Corp. (Commercial Services)	167	12,096
Chico’s FAS, Inc. (Retail)	2,004	34,188
Chipotle Mexican Grill, Inc.* (Retail)	334	121,693
Choice Hotels International, Inc. (Lodging)	334	13,256
Cinemark Holdings, Inc. (Entertainment)	1,336	37,301
Comcast Corp.—Class A (Media)	32,732	1,370,815
Copart, Inc.* (Retail)	1,336	41,149
Costco Wholesale Corp. (Retail)	5,511	609,351
Cracker Barrel Old Country Store, Inc. (Retail)	334	31,616
CST Brands, Inc.* (Retail)	668	20,581
CVS Caremark Corp. (Retail)	15,197	868,964
Darden Restaurants, Inc. (Retail)	1,670	84,302
Delta Air Lines, Inc.* (Airlines)	10,521	196,847
DeVry, Inc. (Commercial Services)	668	20,721
Dick’s Sporting Goods, Inc. (Retail)	1,169	58,520
Dillards, Inc.—Class A (Retail)	334	27,378
DIRECTV—Class A* (Media)	7,014	432,202
Discovery Communications, Inc.—Class A* (Media)	3,006	232,093
DISH Network Corp.—Class A (Media)	2,505	106,513
Dolby Laboratories, Inc.—Class A (Entertainment)	668	22,345
Dollar General Corp.* (Retail)	3,674	185,279
Dollar Tree, Inc.* (Retail)	2,839	144,335
Domino’s Pizza, Inc. (Retail)	668	38,844
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	835	21,426
DSW, Inc.—Class A (Retail)	334	24,539
Dun & Bradstreet Corp. (Software)	501	48,822
Dunkin’ Brands Group, Inc. (Retail)	835	35,755
eBay, Inc.* (Internet)	14,529	751,440
Expedia, Inc. (Internet)	1,169	70,315
Express, Inc.* (Retail)	1,002	21,012
FactSet Research Systems, Inc. (Media)	501	51,072
Family Dollar Stores, Inc. (Retail)	1,169	72,840
Foot Locker, Inc. (Retail)	1,837	64,534
GameStop Corp.—Class A (Retail)	1,503	63,171
Gannett Co., Inc. (Media)	2,839	69,442
Genesco, Inc.* (Retail)	334	22,375
GNC Holdings, Inc.—Class A (Retail)	835	36,915
Group 1 Automotive, Inc. (Retail)	334	21,486
GUESS?, Inc. (Retail)	835	25,910
H & R Block, Inc. (Commercial Services)	3,340	92,685
Harris Teeter Supermarkets, Inc. (Food)	668	31,302
Hertz Global Holdings, Inc.* (Commercial Services)	5,010	124,248
Hillenbrand, Inc. (Miscellaneous Manufacturing)	835	19,798
HSN, Inc. (Retail)	501	26,914
Hyatt Hotels Corp.—Class A* (Lodging)	668	26,960
IHS, Inc.—Class A* (Computers)	668	69,726
International Game Technology (Entertainment)	3,173	53,021
J.C. Penney Co., Inc.* (Retail)	1,837	31,376
Jack in the Box, Inc.* (Retail)	501	19,684

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 207

Common Stocks, continued

	Shares	Value
JetBlue Airways Corp.* (Airlines)	2,839	$17,886
John Wiley & Sons, Inc. (Media)	501	20,085
Kar Auction Services, Inc. (Commercial Services)	1,002	22,916
Kohls Corp. (Retail)	2,505	126,528
Kroger Co. (Food)	6,513	224,959
L Brands, Inc. (Retail)	3,006	148,046
Lamar Advertising Co.—Class A* (Advertising)	668	28,991
Las Vegas Sands Corp. (Lodging)	4,342	229,823
Liberty Global PLC—Class A* (Media)	4,509	334,027
Liberty Media Corp.* (Media)	1,336	169,351
Liberty Media Holding Corp.—Interactive Series A* (Internet)	6,179	142,179
Liberty Ventures* (Internet)	501	42,590
Life Time Fitness, Inc.* (Leisure Time)	501	25,105
Live Nation, Inc.* (Commercial Services)	1,837	28,474
Lowe’s Cos., Inc. (Retail)	13,360	546,424
Lumber Liquidators Holdings, Inc.* (Retail)	334	26,009
Macy’s, Inc. (Retail)	4,843	232,464
Madison Square Garden, Inc.—Class A* (Entertainment)	835	49,474
Marriott International, Inc.—Class A (Lodging)	3,007	121,387
Marriott Vacations Worldwide Corp.* (Entertainment)	334	14,442
McDonald’s Corp. (Retail)	12,525	1,239,974
McKesson Corp. (Pharmaceuticals)	2,839	325,065
Meredith Corp. (Media)	501	23,898
MGM Resorts International* (Lodging)	4,676	69,111
Morningstar, Inc. (Commercial Services)	334	25,912
Neilsen Holdings N.V. (Media)	2,672	89,752
Netflix, Inc.* (Internet)	668	141,008
News Corp.—Class A (Media)	24,716	805,741
Nordstrom, Inc. (Retail)	1,837	110,110
Omnicare, Inc. (Pharmaceuticals)	1,336	63,741
Omnicom Group, Inc. (Advertising)	3,173	199,487
OpenTable, Inc.* (Internet)	334	21,359
O’Reilly Automotive, Inc.* (Retail)	1,336	150,460
Panera Bread Co.—Class A* (Retail)	334	62,104
Papa John’s International, Inc.* (Retail)	167	10,917
Penn National Gaming, Inc.* (Entertainment)	835	44,138
PetSmart, Inc. (Retail)	1,336	89,499
Pier 1 Imports, Inc. (Retail)	1,336	31,383
Priceline.com, Inc.* (Internet)	668	552,523
Regal Entertainment Group—Class A (Entertainment)	1,002	17,936
Rent-A-Center, Inc. (Commercial Services)	668	25,083
Rite Aid Corp.* (Retail)	8,851	25,314
Rollins, Inc. (Commercial Services)	835	21,627
Ross Stores, Inc. (Retail)	2,672	173,172
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,837	61,246
Safeway, Inc. (Food)	3,006	71,122
Saks, Inc.* (Retail)	1,169	15,945
Sally Beauty Holdings, Inc.* (Retail)	1,837	57,131
Scripps Networks Interactive—Class A (Media)	1,002	66,894
Sears Holdings Corp. (Retail)	501	21,082
Service Corp. International (Commercial Services)	2,672	48,176
Shutterfly, Inc.* (Internet)	334	18,634
Signet Jewelers, Ltd. (Retail)	1,002	67,565
Sirius XM Radio, Inc. (Media)	38,911	130,352
Six Flags Entertainment Corp. (Entertainment)	1,336	46,974
Sotheby’s—Class A (Commercial Services)	835	31,655
Southwest Airlines Co. (Airlines)	9,018	116,242
Staples, Inc. (Retail)	8,183	129,782
Starbucks Corp. (Retail)	9,352	612,462
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,338	147,738
Starz - Liberty Capital* (Media)	1,336	29,526
Sysco Corp. (Food)	7,348	251,009
Target Corp. (Retail)	8,016	551,982
The Buckle, Inc. (Retail)	334	17,375
The Cheesecake Factory, Inc. (Retail)	668	27,983
The Children’s Place Retail Stores, Inc.* (Retail)	334	18,303
The Fresh Market, Inc.* (Food)	501	24,910
The Gap, Inc. (Retail)	3,674	153,316
The Home Depot, Inc. (Retail)	18,203	1,410,185
The Interpublic Group of Cos., Inc. (Advertising)	5,344	77,755
The Men’s Wearhouse, Inc. (Retail)	668	25,284
The New York Times Co.—Class A* (Media)	1,503	16,623
The Wendy’s Co. (Retail)	3,507	20,446
Tiffany & Co. (Retail)	1,503	109,479
Time Warner Cable, Inc. (Media)	3,674	413,252
Time Warner, Inc. (Media)	11,523	666,260
TJX Cos., Inc. (Retail)	9,018	451,441
Tractor Supply Co. (Retail)	835	98,204
TripAdvisor, Inc.* (Internet)	1,336	81,323
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	668	66,907
United Continental Holdings, Inc.* (Airlines)	4,175	130,636
United Natural Foods, Inc.* (Food)	668	36,065
Urban Outfitters, Inc.* (Retail)	1,336	53,734
US Airways Group, Inc.* (Airlines)	2,171	35,648
Vail Resorts, Inc. (Entertainment)	501	30,822
ValueClick, Inc.* (Internet)	835	20,608
VCA Antech, Inc.* (Pharmaceuticals)	1,169	30,499
Viacom, Inc.—Class B (Media)	5,511	375,024
Vitamin Shoppe, Inc.* (Retail)	334	14,977
Walgreen Co. (Retail)	10,688	472,410
Wal-Mart Stores, Inc. (Retail)	20,374	1,517,659
Walt Disney Co. (Media)	22,378	1,413,170
Washington Post Co.—Class B (Media)	167	80,790
Weight Watchers International, Inc. (Commercial Services)	334	15,364
Whole Foods Market, Inc. (Food)	4,342	223,526
Williams-Sonoma, Inc. (Retail)	1,002	56,002
WMS Industries, Inc.* (Leisure Time)	668	17,041
Wyndham Worldwide Corp. (Lodging)	1,670	95,574
Wynn Resorts, Ltd. (Lodging)	1,002	128,256
YUM! Brands, Inc. (Retail)	5,511	382,133
TOTAL COMMON STOCKS (Cost $17,953,368)		28,304,374

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $122,000	$122,000	$122,000
TOTAL REPURCHASE AGREEMENTS (Cost $122,000)		122,000
TOTAL INVESTMENT SECURITIES (Cost $18,075,368)—100.4%		28,426,374
Net other assets (liabilities)—(0.4)%		(110,028)
NET ASSETS—100.0%		$28,316,346

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

208 :: ProFund VP Consumer Services :: Financial Statements

ProFund VP Consumer Services invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Advertising	$306,233	1.1%
Airlines	540,679	1.9%
Commercial Services	566,983	2.0%
Computers	69,726	0.2%
Distribution/Wholesale	25,304	0.1%
Entertainment	366,144	1.3%
Food	862,892	3.0%
Internet	3,094,082	10.9%
Leisure Time	292,364	1.0%
Lodging	832,106	2.9%
Media	7,431,709	26.3%
Miscellaneous Manufacturing	19,798	0.1%
Pharmaceuticals	774,867	2.7%
Retail	13,049,939	46.2%
Software	71,548	0.3%
Other**	11,972	NM
Total	$28,316,346	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 209

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$18,075,368
Securities, at value	28,304,374
Repurchase agreements, at value	122,000
Total Investment Securities, at value	28,426,374
Cash	468
Dividends and interest receivable	12,723
Receivable for capital shares issued	304,023
Receivable for investments sold	3,773
Prepaid expenses	399
TOTAL ASSETS	28,747,760

LIABILITIES:
Payable for investments purchased	341,724
Payable for capital shares redeemed	19,503
Advisory fees payable	14,677
Management services fees payable	1,957
Administration fees payable	1,007
Administrative services fees payable	12,024
Distribution fees payable	10,849
Trustee fees payable	10
Transfer agency fees payable	3,401
Fund accounting fees payable	2,224
Compliance services fees payable	227
Other accrued expenses	23,811
TOTAL LIABILITIES	431,414
NET ASSETS	$28,316,346

NET ASSETS CONSIST OF:
Capital	$19,598,095
Accumulated net investment income (loss)	(43,291)
Accumulated net realized gains (losses) on investments	(1,589,464)
Net unrealized appreciation (depreciation) on investments	10,351,006
NET ASSETS	$28,316,346

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	588,355
Net Asset Value (offering and redemption price per share)	$48.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$172,295
Interest	18
Foreign tax withholding	(112)
TOTAL INVESTMENT INCOME	172,201

EXPENSES:
Advisory fees	96,202
Management services fees	12,827
Administration fees	5,424
Transfer agency fees	8,701
Administrative services fees	39,064
Distribution fees	32,067
Custody fees	5,824
Fund accounting fees	11,869
Trustee fees	337
Compliance services fees	156
Other fees	16,937
Total Gross Expenses before reductions	229,408
Less Expenses reduced by the Advisor	(13,916)
TOTAL NET EXPENSES	215,492
NET INVESTMENT INCOME (LOSS)	(43,291)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(48,550)
Change in net unrealized appreciation/depreciation on investments	3,886,718
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,838,168

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,794,877

See accompanying notes to financial statements.

210 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(43,291)	$69,340
Net realized gains (losses) on investments	(48,550)	215,365
Change in net unrealized appreciation/depreciation on investments	3,886,718	3,288,036
Change in net assets resulting from operations	3,794,877	3,572,741

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(69,340)	—
Net realized gains on investments	(78,604)	(93,656)
Change in net assets resulting from distributions	(147,944)	(93,656)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,874,927	48,506,775
Dividends reinvested	147,944	93,656
Value of shares redeemed	(20,204,389)	(53,022,048)
Change in net assets resulting from capital transactions	6,818,482	(4,421,617)
Change in net assets	10,465,415	(942,532)

NET ASSETS:
Beginning of period	17,850,931	18,793,463
End of period	$28,316,346	$17,850,931
Accumulated net investment income (loss)	$(43,291)	$69,340

SHARE TRANSACTIONS:
Issued	592,447	1,258,742
Reinvested	3,152	2,505
Redeemed	(442,154)	(1,382,926)
Change in shares	153,445	(121,679)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 211

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$41.05		$33.77	$32.01		$26.37	$20.16	$29.38

Investment Activities:
Net investment income (loss)(a)	(0.08)		0.13	—	(b)	(0.02)	(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	7.42		7.32	1.76		5.66	6.22	(9.18)
Total income (loss) from investment activities	7.34		7.45	1.76		5.64	6.21	(9.22)

Distributions to Shareholders From:
Net investment income	(0.12)		—	—		—	—	—
Net realized gains on investments	(0.14)		(0.17)	—		—	—	—
Total distributions	(0.26)		(0.17)	—		—	—	—

Net Asset Value, End of Period	$48.13		$41.05	$33.77		$32.01	$26.37	$20.16

Total Return	17.90	%(c)	22.10%	5.50%		21.39%	30.80%	(31.38)%

Ratios to Average Net Assets:
Gross expenses(d)	1.79%		1.91%	1.94%		1.95%	2.51%	2.51%
Net expenses(d)	1.68%		1.68%	1.68%		1.68%	1.67%	1.63%
Net investment income (loss)(d)	(0.34)%		0.34%	—	%(e)	(0.08)%	(0.06)%	(0.17)%

Supplemental Data:
Net assets, end of period (000’s)	$28,316		$17,851	$18,793		$22,076	$6,404	$5,283
Portfolio turnover rate(f)	48	%(c)	182%	232%		203%	467%	983%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Amount is less than $0.005.

(c)                Not annualized for periods less than one year.

(d)               Annualized for periods less than one year.

(e)                Amount is less than 0.005%.

(f)                 Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

212 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	6.5%
Wells Fargo & Co.	6.5%
J.P. Morgan Chase & Co.	6.4%
Citigroup, Inc.	4.6%
Bank of America Corp.	4.4%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	33%
General Financial	24%
Nonlife Insurance	19%
Real Estate Investment Trusts	18%
Life Insurance	5%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.3%)

	Shares	Value
ACE, Ltd. (Insurance)	4,080	$365,078
Affiliated Managers Group, Inc.* (Diversified Financial Services)	510	83,609
AFLAC, Inc. (Insurance)	6,120	355,694
Alexander & Baldwin, Inc.* (Real Estate)	510	20,273
Alexandria Real Estate Equities, Inc. (REIT)	1,020	67,034
Allied World Assurance Co. Holdings, Ltd. (Insurance)	510	46,670
Allstate Corp. (Insurance)	6,120	294,494
American Campus Communities, Inc. (REIT)	1,530	62,210
American Capital Agency Corp. (REIT)	5,100	117,249
American Express Co. (Diversified Financial Services)	12,240	915,062
American Financial Group, Inc. (Insurance)	1,020	49,888
American International Group, Inc.* (Insurance)	18,870	843,489
American Realty Capital Properties, Inc. (REIT)	2,040	31,130
American Tower Corp. (REIT)	5,100	373,167
Ameriprise Financial, Inc. (Diversified Financial Services)	2,550	206,244
Annaly Mortgage Management, Inc. (REIT)	11,730	147,446
Aon PLC (Insurance)	4,080	262,548
Apartment Investment and Management Co.—Class A (REIT)	2,040	61,282
Arch Capital Group, Ltd.* (Insurance)	1,530	78,657
Argo Group International Holdings, Ltd. (Insurance)	510	21,619
ARMOUR Residential REIT, Inc. (REIT)	4,590	21,619
Arthur J. Gallagher & Co. (Insurance)	1,530	66,846
Aspen Insurance Holdings, Ltd. (Insurance)	1,020	37,832
Associated Banc-Corp. (Banks)	2,040	31,722
Assurant, Inc. (Insurance)	1,020	51,928
Assured Guaranty, Ltd. (Insurance)	2,550	56,253
AvalonBay Communities, Inc. (REIT)	1,530	206,412
Axis Capital Holdings, Ltd. (Insurance)	1,530	70,043
BancorpSouth, Inc. (Banks)	1,020	18,054
Bank of America Corp. (Banks)	136,170	1,751,145
Bank of Hawaii Corp. (Banks)	510	25,663
Bank of New York Mellon Corp. (Banks)	14,790	414,860
BB&T Corp. (Banks)	8,670	293,740
Berkshire Hathaway, Inc.—Class B* (Insurance)	22,950	2,568,564
BioMed Realty Trust, Inc. (REIT)	2,550	51,587
BlackRock, Inc. (Diversified Financial Services)	1,530	392,981
BOK Financial Corp. (Banks)	510	32,666
Boston Properties, Inc. (REIT)	2,040	215,159
Brandywine Realty Trust (REIT)	2,040	27,581
BRE Properties, Inc.—Class A (REIT)	1,020	51,020
Brown & Brown, Inc. (Insurance)	1,530	49,327
Camden Property Trust (REIT)	1,020	70,523
Capital One Financial Corp. (Banks)	7,140	448,463
CapitalSource, Inc. (Banks)	2,550	23,919
Capitol Federal Financial, Inc. (Savings & Loans)	1,530	18,574
Cash America International, Inc. (Retail)	510	23,185
Cathay Bancorp, Inc. (Banks)	1,020	20,757
CBL & Associates Properties, Inc. (REIT)	2,040	43,697
CBOE Holdings, Inc. (Diversified Financial Services)	1,020	47,573
CBRE Group, Inc.—Class A* (Real Estate)	4,080	95,308
Chimera Investment Corp. (REIT)	12,750	38,250
Cincinnati Financial Corp. (Insurance)	2,040	93,636
CIT Group, Inc.* (Banks)	2,550	118,907
Citigroup, Inc. (Banks)	38,250	1,834,852
City National Corp. (Banks)	510	32,319
CME Group, Inc. (Diversified Financial Services)	4,080	309,998
CNO Financial Group, Inc. (Insurance)	3,060	39,658
Colonial Properties Trust (REIT)	1,020	24,602
Comerica, Inc. (Banks)	2,550	101,567
Commerce Bancshares, Inc. (Banks)	1,020	44,431
CommonWealth REIT (REIT)	1,530	35,374
Corporate Office Properties Trust (REIT)	1,020	26,010
Corrections Corp. of America (REIT)	1,530	51,821
CubeSmart (REIT)	1,530	24,449
Cullen/Frost Bankers, Inc. (Banks)	510	34,053
CYS Investments, Inc. (REIT)	2,040	18,788
DCT Industrial Trust, Inc. (REIT)	3,570	25,526
DDR Corp. (REIT)	3,060	50,949
DiamondRock Hospitality Co. (REIT)	2,550	23,766

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 213

Common Stocks, continued

	Shares	Value
Digital Realty Trust, Inc. (REIT)	1,530	$93,330
Discover Financial Services (Diversified Financial Services)	6,120	291,557
Douglas Emmett, Inc. (REIT)	1,530	38,174
Duke Realty Corp. (REIT)	4,080	63,607
DuPont Fabros Technology, Inc. (REIT)	1,020	24,633
E*TRADE Financial Corp.* (Diversified Financial Services)	3,570	45,196
East West Bancorp, Inc. (Banks)	1,530	42,075
EastGroup Properties, Inc. (REIT)	510	28,698
Eaton Vance Corp. (Diversified Financial Services)	1,530	57,513
Endurance Specialty Holdings, Ltd. (Insurance)	510	26,240
EPR Properties (REIT)	510	25,638
Equifax, Inc. (Commercial Services)	1,530	90,163
Equity Lifestyle Properties, Inc. (REIT)	510	40,081
Equity Residential (REIT)	4,080	236,885
Erie Indemnity Co.—Class A (Insurance)	510	40,642
Essex Property Trust, Inc. (REIT)	510	81,049
Everest Re Group, Ltd. (Insurance)	510	65,413
Extra Space Storage, Inc. (REIT)	1,530	64,153
F.N.B. Corp. (Banks)	2,040	24,643
Federal Realty Investment Trust (REIT)	1,020	105,754
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,020	27,958
Fidelity National Title Group, Inc.—Class A (Insurance)	2,550	60,716
Fifth Third Bancorp (Banks)	11,220	202,521
First American Financial Corp. (Insurance)	1,530	33,721
First Financial Bankshares, Inc. (Banks)	510	28,387
First Horizon National Corp. (Banks)	3,060	34,276
First Niagara Financial Group, Inc. (Savings & Loans)	4,590	46,221
First Republic Bank (Banks)	1,020	39,250
FirstMerit Corp. (Banks)	2,040	40,861
Forest City Enterprises, Inc.—Class A* (Real Estate)	2,040	36,536
Franklin Resources, Inc. (Diversified Financial Services)	1,530	208,111
Franklin Street Properties Corp. (REIT)	1,020	13,464
Fulton Financial Corp. (Banks)	2,550	29,274
General Growth Properties, Inc. (REIT)	5,610	111,471
Genworth Financial, Inc.—Class A* (Insurance)	6,120	69,829
Glacier Bancorp, Inc. (Banks)	1,020	22,634
Greenhill & Co., Inc. (Diversified Financial Services)	510	23,327
Hancock Holding Co. (Banks)	1,020	30,671
Hanover Insurance Group, Inc. (Insurance)	510	24,954
Hartford Financial Services Group, Inc. (Insurance)	5,610	173,461
Hatteras Financial Corp. (REIT)	1,020	25,133
HCC Insurance Holdings, Inc. (Insurance)	1,020	43,972
HCP, Inc. (REIT)	5,610	254,917
Health Care REIT, Inc. (REIT)	3,570	239,297
Healthcare Realty Trust, Inc. (REIT)	1,020	26,010
Highwoods Properties, Inc. (REIT)	1,020	36,322
Home Properties, Inc. (REIT)	510	33,339
Hospitality Properties Trust (REIT)	1,530	40,208
Host Hotels & Resorts, Inc. (REIT)	9,180	154,867
Hudson City Bancorp, Inc. (Savings & Loans)	6,120	56,059
Huntington Bancshares, Inc. (Banks)	10,710	84,395
IBERIABANK Corp. (Banks)	510	27,341
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,020	181,315
International Bancshares Corp. (Banks)	510	11,516
Invesco Mortgage Capital, Inc. (REIT)	1,530	25,337
Invesco, Ltd. (Diversified Financial Services)	5,610	178,398
J.P. Morgan Chase & Co. (Banks)	47,940	2,530,752
Janus Capital Group, Inc. (Diversified Financial Services)	2,550	21,701
Jones Lang LaSalle, Inc. (Real Estate)	510	46,482
Kemper Corp. (Insurance)	510	17,468
KeyCorp (Banks)	11,730	129,499
Kilroy Realty Corp. (REIT)	1,020	54,070
Kimco Realty Corp. (REIT)	5,100	109,293
LaSalle Hotel Properties (REIT)	1,020	25,194
Legg Mason, Inc. (Diversified Financial Services)	1,530	47,445
Lexington Realty Trust (REIT)	2,550	29,784
Liberty Property Trust (REIT)	1,530	56,549
Lincoln National Corp. (Insurance)	3,570	130,198
Loews Corp. (Insurance)	4,080	181,152
M&T Bank Corp. (Banks)	1,530	170,978
Mack-Cali Realty Corp. (REIT)	1,020	24,980
Marsh & McLennan Cos., Inc. (Insurance)	7,140	285,029
MasterCard, Inc.—Class A (Commercial Services)	1,530	878,985
MB Financial, Inc. (Banks)	510	13,668
MBIA, Inc.* (Insurance)	1,530	20,364
McGraw-Hill Cos., Inc. (Media)	3,570	189,888
Medical Properties Trust, Inc. (REIT)	2,040	29,213
Mercury General Corp. (Insurance)	510	22,420
MetLife, Inc. (Insurance)	13,770	630,115
MFA Financial, Inc. (REIT)	4,590	38,786
MGIC Investment Corp.* (Insurance)	4,080	24,766
Mid-America Apartment Communities, Inc. (REIT)	510	34,563
Montpelier Re Holdings, Ltd. (Insurance)	510	12,755
Moody’s Corp. (Commercial Services)	2,550	155,371
Morgan Stanley Dean Witter & Co. (Banks)	17,340	423,616
MSCI, Inc.—Class A* (Software)	1,530	50,903
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,530	50,169
National Penn Bancshares, Inc. (Banks)	1,530	15,545
National Retail Properties, Inc. (REIT)	1,530	52,632
New York Community Bancorp (Savings & Loans)	5,610	78,541
Northern Trust Corp. (Banks)	2,550	147,645
NYSE Euronext (Diversified Financial Services)	3,060	126,684
Ocwen Financial Corp.* (Diversified Financial Services)	1,530	63,067
Old National Bancorp (Banks)	1,530	21,160
Old Republic International Corp. (Insurance)	3,060	39,382
OMEGA Healthcare Investors, Inc. (REIT)	1,530	47,461
PartnerRe, Ltd. (Insurance)	510	46,186
People’s United Financial, Inc. (Savings & Loans)	4,080	60,792
Piedmont Office Realty Trust, Inc.—Class A (REIT)	2,040	36,475
Platinum Underwriters Holdings, Ltd. (Insurance)	510	29,182
Plum Creek Timber Co., Inc. (REIT)	2,040	95,207
PNC Financial Services Group (Banks)	6,630	483,459
Popular, Inc.* (Banks)	1,530	46,405
Post Properties, Inc. (REIT)	510	25,240
Potlatch Corp. (REIT)	510	20,624
Principal Financial Group, Inc. (Insurance)	3,570	133,697
PrivateBancorp, Inc. (Banks)	1,020	21,634
ProAssurance Corp. (Insurance)	1,020	53,203
Progressive Corp. (Insurance)	7,140	181,499
Prologis, Inc. (REIT)	6,120	230,846

See accompanying notes to financial statements.

214 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Prosperity Bancshares, Inc. (Banks)	510	$26,413
Protective Life Corp. (Insurance)	1,020	39,178
Prudential Financial, Inc. (Insurance)	6,120	446,944
Public Storage, Inc. (REIT)	2,040	312,792
Radian Group, Inc. (Insurance)	2,040	23,705
Raymond James Financial Corp. (Diversified Financial Services)	1,530	65,759
Rayonier, Inc. (REIT)	1,530	84,747
Realogy Holdings Corp.* (Real Estate)	1,530	73,501
Realty Income Corp. (REIT)	2,550	106,896
Redwood Trust, Inc. (REIT)	1,020	17,340
Regency Centers Corp. (REIT)	1,020	51,826
Regions Financial Corp. (Banks)	17,850	170,111
Reinsurance Group of America, Inc. (Insurance)	1,020	70,492
RenaissanceRe Holdings (Insurance)	510	44,263
RLJ Lodging Trust (REIT)	1,530	34,410
Ryman Hospitality Properties, Inc. (REIT)	510	19,895
SEI Investments Co. (Commercial Services)	1,530	43,498
Selective Insurance Group, Inc. (Insurance)	510	11,740
Senior Housing Properties Trust (REIT)	2,550	66,122
Signature Bank* (Banks)	510	42,340
Simon Property Group, Inc. (REIT)	4,080	644,313
SL Green Realty Corp. (REIT)	1,020	89,954
SLM Corp. (Diversified Financial Services)	5,610	128,245
Sovran Self Storage, Inc. (REIT)	510	33,043
St. Joe Co.* (Real Estate)	1,020	21,471
StanCorp Financial Group, Inc. (Insurance)	510	25,199
Starwood Property Trust, Inc. (REIT)	2,040	50,490
State Street Corp. (Banks)	5,610	365,828
Stifel Financial Corp.* (Diversified Financial Services)	510	18,192
Sunstone Hotel Investors, Inc.* (REIT)	2,040	24,643
SunTrust Banks, Inc. (Banks)	6,630	209,309
Susquehanna Bancshares, Inc. (Banks)	2,550	32,768
SVB Financial Group* (Banks)	510	42,493
Synovus Financial Corp. (Banks)	10,200	29,784
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,060	223,839
Tanger Factory Outlet Centers, Inc. (REIT)	1,020	34,129
Taubman Centers, Inc. (REIT)	1,020	76,653
TCF Financial Corp. (Banks)	2,040	28,927
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,060	74,327
Texas Capital Bancshares, Inc.* (Banks)	510	22,624
The Charles Schwab Corp. (Diversified Financial Services)	13,770	292,337
The Chubb Corp. (Insurance)	3,060	259,029
The Geo Group, Inc. (REIT)	1,020	34,629
The Goldman Sachs Group, Inc. (Banks)	5,610	848,512
The Howard Hughes Corp.* (Real Estate)	510	57,166
The Macerich Co. (REIT)	1,530	93,284
The Travelers Cos., Inc. (Insurance)	4,590	366,833
Torchmark Corp. (Insurance)	1,020	66,443
Trustmark Corp. (Banks)	1,020	25,072
Two Harbors Investment Corp. (REIT)	4,590	47,048
U.S. Bancorp (Banks)	23,460	848,078
UDR, Inc. (REIT)	3,060	77,999
UMB Financial Corp. (Banks)	510	28,392
Umpqua Holdings Corp. (Banks)	1,530	22,965
United Bankshares, Inc. (Banks)	510	13,490
UnumProvident Corp. (Insurance)	3,570	104,851
Validus Holdings, Ltd. (Insurance)	1,020	36,842
Valley National Bancorp (Banks)	2,550	24,149
Ventas, Inc. (REIT)	3,570	247,972
Visa, Inc.—Class A (Commercial Services)	6,630	1,211,633
Vornado Realty Trust (REIT)	2,040	169,014
W.R. Berkley Corp. (Insurance)	1,530	62,516
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,020	44,370
Washington Federal, Inc. (Savings & Loans)	1,530	28,886
Washington REIT (REIT)	1,020	27,448
Webster Financial Corp. (Banks)	1,020	26,194
Weingarten Realty Investors (REIT)	1,530	47,078
Wells Fargo & Co. (Banks)	62,220	2,567,818
Westamerica Bancorp (Banks)	510	23,302
Western Union Co. (Commercial Services)	7,140	122,165
Weyerhaeuser Co. (REIT)	7,650	217,949
Willis Group Holdings PLC (Insurance)	2,040	83,191
Wintrust Financial Corp. (Banks)	510	19,523
WP Carey, Inc. (Real Estate)	510	33,747
XL Group PLC (Insurance)	3,570	108,242
Zions Bancorp (Banks)	2,550	73,644
TOTAL COMMON STOCKS (Cost $23,277,740)		39,503,049

Repurchase Agreements(a) (1.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $396,001	$396,000	$396,000
TOTAL REPURCHASE AGREEMENTS (Cost $396,000)		396,000
TOTAL INVESTMENT SECURITIES (Cost $23,673,740)—100.3%		39,899,049
Net other assets (liabilities)—(0.3)%		(116,585)
NET ASSETS—100.0%		$39,782,464

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Banks	$15,341,060	38.5%
Commercial Services	2,501,815	6.3%
Diversified Financial Services	4,124,977	10.4%
Insurance	9,448,056	23.7%
Media	189,888	0.5%
Real Estate	384,484	1.0%
REIT	7,149,608	18.0%
Retail	23,185	0.1%
Savings & Loans	289,073	0.7%
Software	50,903	0.1%
Other**	279,415	0.7%
Total	$39,782,464	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                  Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 215

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$23,673,740
Securities, at value	39,503,049
Repurchase agreements, at value	396,000
Total Investment Securities, at value	39,899,049
Cash	1,434
Dividends and interest receivable	53,553
Receivable for capital shares issued	28,392
Prepaid expenses	562
TOTAL ASSETS	39,982,990

LIABILITIES:
Payable for investments purchased	14,532
Payable for capital shares redeemed	86,564
Advisory fees payable	22,369
Management services fees payable	2,983
Administration fees payable	1,424
Administrative services fees payable	14,363
Distribution fees payable	14,634
Trustee fees payable	14
Transfer agency fees payable	4,633
Fund accounting fees payable	3,145
Compliance services fees payable	317
Other accrued expenses	35,548
TOTAL LIABILITIES	200,526
NET ASSETS	$39,782,464

NET ASSETS CONSIST OF:
Capital	$47,570,376
Accumulated net investment income (loss)	76,536
Accumulated net realized gains (losses) on investments	(24,089,757)
Net unrealized appreciation (depreciation) on investments	16,225,309
NET ASSETS	$39,782,464

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,598,665
Net Asset Value (offering and redemption price per share)	$24.88

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$379,230
Interest	27
TOTAL INVESTMENT INCOME	379,257

EXPENSES:
Advisory fees	135,143
Management services fees	18,019
Administration fees	7,851
Transfer agency fees	12,591
Administrative services fees	51,703
Distribution fees	45,048
Custody fees	8,920
Fund accounting fees	17,166
Trustee fees	492
Compliance services fees	229
Other fees	26,409
Total Gross Expenses before reductions	323,571
Less Expenses reduced by the Advisor	(20,850)
TOTAL NET EXPENSES	302,721
NET INVESTMENT INCOME (LOSS)	76,536

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(85,969)
Change in net unrealized appreciation/depreciation on investments	5,132,171
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,046,202

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,122,738

See accompanying notes to financial statements.

216 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$76,536	$142,549
Net realized gains (losses) on investments	(85,969)	(761,626)
Change in net unrealized appreciation/depreciation on investments	5,132,171	4,302,350
Change in net assets resulting from operations	5,122,738	3,683,273

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(142,296)	(39,115)
Change in net assets resulting from distributions	(142,296)	(39,115)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	32,289,900	47,158,842
Dividends reinvested	142,296	39,115
Value of shares redeemed	(22,967,032)	(43,458,692)
Change in net assets resulting from capital transactions	9,465,164	3,739,265
Change in net assets	14,445,606	7,383,423

NET ASSETS:
Beginning of period	25,336,858	17,953,435
End of period	$39,782,464	$25,336,858
Accumulated net investment income (loss)	$76,536	$142,296

SHARE TRANSACTIONS:
Issued	1,369,351	2,395,053
Reinvested	5,887	1,978
Redeemed	(967,682)	(2,257,933)
Change in shares	407,556	139,098

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$21.27		$17.07	$19.81	$17.91	$15.82	$32.38

Investment Activities:
Net investment income (loss)(a)	0.05		0.11	0.03	(0.05)	0.06	0.46
Net realized and unrealized gains (losses) on investments	3.66		4.11	(2.77)	2.01	2.32	(16.72)
Total income (loss) from investment activities	3.71		4.22	(2.74)	1.96	2.38	(16.26)

Distributions to Shareholders From:
Net investment income	(0.10)		(0.02)	—	(0.06)	(0.29)	(0.30)

Net Asset Value, End of Period	$24.88		$21.27	$17.07	$19.81	$17.91	$15.82

Total Return	17.49	%(b)	24.73%	(13.83)%	10.93%	15.01%	(50.54)%

Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.91%	1.80%	1.80%	1.88%	1.85%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	0.42%		0.55%	0.16%	(0.25)%	0.39%	1.90%

Supplemental Data:
Net assets, end of period (000’s)	$39,782		$25,337	$17,953	$28,268	$27,639	$22,598
Portfolio turnover rate(d)	39	%(b)	124%	48%	140%	272%	413%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

218 :: ProFund VP Health Care :: Financial Statements

Investment Objective: The ProFund VP Health Care seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	12.3%
Pfizer, Inc.	9.5%
Merck & Co., Inc.	7.1%
Gilead Sciences, Inc.	4.0%
Amgen, Inc.	3.8%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	67%
Health Care Equipment and Services	33%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	39,153	$1,365,657
AbbVie, Inc. (Pharmaceuticals)	39,574	1,635,989
Acorda Therapeutics, Inc.* (Biotechnology)	842	27,778
Actavis, Inc.* (Pharmaceuticals)	3,368	425,109
Aetna, Inc. (Healthcare-Services)	9,683	615,258
Alere, Inc.* (Healthcare-Products)	2,105	51,573
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,052	465,996
Align Technology, Inc.* (Healthcare-Products)	1,684	62,375
Alkermes PLC* (Pharmaceuticals)	3,368	96,594
Allergan, Inc. (Pharmaceuticals)	7,578	638,371
Amgen, Inc. (Biotechnology)	18,945	1,869,114
Arena Pharmaceuticals, Inc.* (Biotechnology)	5,473	42,142
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	4,631	80,996
Bard (C.R.), Inc. (Healthcare-Products)	1,684	183,017
Baxter International, Inc. (Healthcare-Products)	13,472	933,205
Becton, Dickinson & Co. (Healthcare-Products)	5,052	499,289
Biogen Idec, Inc.* (Biotechnology)	5,894	1,268,389
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,368	187,901
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	421	47,236
Boston Scientific Corp.* (Healthcare-Products)	33,680	312,214
Bristol-Myers Squibb Co. (Pharmaceuticals)	41,258	1,843,820
Brookdale Senior Living, Inc.* (Healthcare-Services)	2,526	66,787
CareFusion Corp.* (Healthcare-Products)	5,473	201,680
Celgene Corp.* (Biotechnology)	10,525	1,230,478
Centene Corp.* (Healthcare-Services)	1,263	66,257
Cepheid, Inc.* (Healthcare-Products)	1,684	57,963
Charles River Laboratories International, Inc.* (Biotechnology)	1,263	51,821
CIGNA Corp. (Healthcare-Services)	7,157	518,811
Community Health Systems, Inc. (Healthcare-Services)	2,526	118,419
Covance, Inc.* (Healthcare-Services)	1,263	96,165
Covidien PLC (Healthcare-Products)	11,788	740,757
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,684	81,337
DaVita, Inc.* (Healthcare-Services)	2,105	254,284
DENTSPLY International, Inc. (Healthcare-Products)	3,789	155,197
Edwards Lifesciences Corp.* (Healthcare-Products)	2,947	198,038
Eli Lilly & Co. (Pharmaceuticals)	24,839	1,220,092
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,947	108,420
Express Scripts Holding Co.* (Pharmaceuticals)	20,629	1,272,603
Forest Laboratories, Inc.* (Pharmaceuticals)	5,894	241,654
Gilead Sciences, Inc.* (Biotechnology)	38,311	1,961,906
Haemonetics Corp.* (Healthcare-Products)	1,263	52,225
HCA Holdings, Inc. (Healthcare-Services)	6,315	227,719
Health Management Associates, Inc.— Class A* (Healthcare-Services)	6,315	99,272
Health Net, Inc.* (Healthcare-Services)	2,105	66,981
Healthcare Services Group, Inc. (Commercial Services)	1,684	41,292
HealthSouth Corp.* (Healthcare-Services)	2,105	60,624
Henry Schein, Inc.* (Healthcare-Products)	2,105	201,554
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,684	56,717
HMS Holdings Corp.* (Commercial Services)	2,105	49,047
Hologic, Inc.* (Healthcare-Products)	6,736	130,005
Hospira, Inc.* (Healthcare-Products)	4,210	161,285
Humana, Inc. (Healthcare-Services)	3,789	319,716
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,263	113,392
Illumina, Inc.* (Biotechnology)	2,947	220,553
Impax Laboratories, Inc.* (Pharmaceuticals)	1,684	33,596
Incyte Corp.* (Biotechnology)	3,368	74,096
Intuitive Surgical, Inc.* (Healthcare-Products)	842	426,540
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,947	79,186
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,263	86,806
Johnson & Johnson (Pharmaceuticals)	70,307	6,036,558
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,526	252,853
Life Technologies Corp.* (Biotechnology)	4,210	311,582
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,263	61,685

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 219

Common Stocks, continued

	Shares	Value
Magellan Health Services, Inc.* (Healthcare-Services)	842	$47,219
Masimo Corp. (Healthcare-Products)	1,263	26,776
Medivation, Inc.* (Pharmaceuticals)	1,684	82,853
Mednax, Inc.* (Healthcare-Services)	1,263	115,666
Medtronic, Inc. (Healthcare-Products)	25,260	1,300,133
Merck & Co., Inc. (Pharmaceuticals)	75,780	3,519,981
Mylan Laboratories, Inc.* (Pharmaceuticals)	9,683	300,463
Myriad Genetics, Inc.* (Biotechnology)	2,105	56,561
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,947	34,038
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,684	146,205
Owens & Minor, Inc. (Distribution/Wholesale)	1,684	56,970
PAREXEL International Corp.* (Commercial Services)	1,263	58,022
Patterson Cos., Inc. (Healthcare-Products)	2,105	79,148
PDL BioPharma, Inc. (Biotechnology)	3,368	26,001
Perrigo Co. (Pharmaceuticals)	2,105	254,705
Pfizer, Inc. (Pharmaceuticals)	167,137	4,681,506
Pharmacyclics, Inc.* (Pharmaceuticals)	1,263	100,371
Quest Diagnostics, Inc. (Healthcare-Services)	3,789	229,727
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,263	57,416
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,105	473,372
ResMed, Inc. (Healthcare-Products)	3,368	151,998
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,263	83,547
Seattle Genetics, Inc.* (Biotechnology)	2,526	79,468
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,263	83,206
St. Jude Medical, Inc. (Healthcare-Products)	7,157	326,574
STERIS Corp. (Healthcare-Products)	1,684	72,210
Stryker Corp. (Healthcare-Products)	7,157	462,915
Techne Corp. (Healthcare-Products)	842	58,165
Teleflex, Inc. (Healthcare-Products)	842	65,247
Tenet Healthcare Corp.* (Healthcare-Services)	2,526	116,449
The Cooper Cos., Inc. (Healthcare-Products)	1,263	150,360
Theravance, Inc.* (Pharmaceuticals)	1,684	64,885
Thermo Fisher Scientific, Inc. (Electronics)	8,841	748,214
Thoratec Corp.* (Healthcare-Products)	1,263	39,545
United Therapeutics Corp.* (Biotechnology)	1,263	83,131
UnitedHealth Group, Inc. (Healthcare-Services)	25,681	1,681,591
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,105	140,951
Varian Medical Systems, Inc.* (Healthcare-Products)	2,526	170,379
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,473	437,129
ViroPharma, Inc.* (Pharmaceuticals)	1,684	48,247
VIVUS, Inc.* (Pharmaceuticals)	2,526	31,777
Warner Chilcott PLC—Class A (Pharmaceuticals)	4,210	83,695
Waters Corp.* (Electronics)	2,105	210,605
WellCare Health Plans, Inc.* (Healthcare-Services)	1,263	70,160
WellPoint, Inc. (Healthcare-Services)	7,578	620,183
West Pharmaceutical Services, Inc. (Healthcare-Products)	842	59,159
Zimmer Holdings, Inc. (Healthcare-Products)	4,210	315,497
Zoetis, Inc. (Pharmaceuticals)	12,630	390,141
TOTAL COMMON STOCKS (Cost $27,887,371)		48,950,537

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $90,000	$90,000	$90,000
TOTAL REPURCHASE AGREEMENTS (Cost $90,000)		90,000
TOTAL INVESTMENT SECURITIES (Cost $27,977,371)—99.6%		49,040,537
Net other assets (liabilities)—0.4%		220,569
NET ASSETS—100.0%		$49,261,106

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Biotechnology	$8,889,087	18.0%
Commercial Services	148,360	0.3%
Distribution/Wholesale	56,970	0.1%
Electronics	958,819	1.9%
Healthcare-Products	7,898,339	16.0%
Healthcare-Services	5,846,776	11.9%
Pharmaceuticals	25,152,186	51.2%
Other**	310,569	0.6%
Total	$49,261,106	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

220 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$27,977,371
Securities, at value	48,950,537
Repurchase agreements, at value	90,000
Total Investment Securities, at value	49,040,537
Cash	101,648
Dividends and interest receivable	49,740
Receivable for capital shares issued	328,648
Receivable for investments sold	10,870
Prepaid expenses	611
TOTAL ASSETS	49,532,054

LIABILITIES:
Payable for investments purchased	101,376
Payable for capital shares redeemed	58,358
Advisory fees payable	27,992
Management services fees payable	3,732
Administration fees payable	1,781
Administrative services fees payable	16,796
Distribution fees payable	17,045
Trustee fees payable	17
Transfer agency fees payable	5,967
Fund accounting fees payable	3,935
Compliance services fees payable	375
Other accrued expenses	33,574
TOTAL LIABILITIES	270,948
NET ASSETS	$49,261,106

NET ASSETS CONSIST OF:
Capital	$40,844,732
Accumulated net investment income (loss)	37,454
Accumulated net realized gains (losses) on investments	(12,684,246)
Net unrealized appreciation (depreciation) on investments	21,063,166
NET ASSETS	$49,261,106

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,110,771
Net Asset Value (offering and redemption price per share)	$44.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$405,378
Interest	28
TOTAL INVESTMENT INCOME	405,406

EXPENSES:
Advisory fees	164,264
Management services fees	21,902
Administration fees	9,458
Transfer agency fees	15,185
Administrative services fees	64,653
Distribution fees	54,755
Custody fees	4,673
Fund accounting fees	20,125
Trustee fees	585
Compliance services fees	269
Other fees	25,228
Total Gross Expenses before reductions	381,097
Less Expenses reduced by the Advisor	(13,145)
TOTAL NET EXPENSES	367,952
NET INVESTMENT INCOME (LOSS)	37,454

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	53,084
Change in net unrealized appreciation/depreciation on investments	6,867,106
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,920,190

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,957,644

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 221

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$37,454	$172,936
Net realized gains (losses) on investments	53,084	120,717
Change in net unrealized appreciation/depreciation on investments	6,867,106	4,247,642
Change in net assets resulting from operations	6,957,644	4,541,295

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(172,936)	(118,627)
Change in net assets resulting from distributions	(172,936)	(118,627)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	32,885,834	48,625,204
Dividends reinvested	172,936	118,627
Value of shares redeemed	(23,886,215)	(44,154,605)
Change in net assets resulting from capital transactions	9,172,555	4,589,226
Change in net assets	15,957,263	9,011,894

NET ASSETS:
Beginning of period	33,303,843	24,291,949
End of period	$49,261,106	$33,303,843
Accumulated net investment income (loss)	$37,454	$172,936

SHARE TRANSACTIONS:
Issued	777,608	1,377,422
Reinvested	3,922	3,476
Redeemed	(567,850)	(1,249,187)
Change in shares	213,680	131,711

See accompanying notes to financial statements.

222 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$37.12		$31.74	$28.91	$28.19	$23.72	$31.42

Investment Activities:
Net investment income (loss)(a)	0.04		0.19	0.12	0.09	0.10	0.10
Net realized and unrealized gains (losses) on investments	7.34		5.32	2.80	0.71	4.53	(7.72)
Total income (loss) from investment activities	7.38		5.51	2.92	0.80	4.63	(7.62)

Distributions to Shareholders From:
Net investment income	(0.15)		(0.13)	(0.09)	(0.08)	(0.16)	(0.08)

Net Asset Value, End of Period	$44.35		$37.12	$31.74	$28.91	$28.19	$23.72

Total Return	19.89	%(b)	17.41%	10.11%	2.84%	19.56%	(24.29)%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.81%	1.77%	1.75%	1.80%	1.76%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	0.17%		0.54%	0.39%	0.32%	0.43%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$49,261		$33,304	$24,292	$23,108	$28,189	$25,778
Portfolio turnover rate(d)	34	%(b)	85%	136%	49%	175%	265%

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Not annualized for periods less than one year.

(c)     Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 223

Investment Objective: The ProFund VP Industrials seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	11.2%
United Technologies Corp.	3.7%
Union Pacific Corp.	3.3%
3M Co.	3.3%
Boeing Co.	3.2%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	22%
Support Services	17%
Aerospace and Defense	16%
Industrial Engineering	16%
Industrial Transportation	13%
Electronic & Electrical Equipment	10%
Construction and Materials	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,795	$524,333
ABM Industries, Inc. (Commercial Services)	411	10,074
Acacia Research Corp. (Commercial Services)	411	9,186
Accenture PLC—Class A (Computers)	4,795	345,048
Actuant Corp.—Class A (Miscellaneous Manufacturing)	548	18,068
Acuity Brands, Inc. (Electrical Components & Equipment)	274	20,692
Advisory Board Co.* (Commercial Services)	274	14,974
Aecom Technology Corp.* (Engineering & Construction)	822	26,131
AGCO Corp. (Machinery-Diversified)	685	34,380
Agilent Technologies, Inc. (Electronics)	2,603	111,304
Air Lease Corp. (Diversified Financial Services)	548	15,119
Alliance Data Systems Corp.* (Commercial Services)	411	74,403
Alliant Techsystems, Inc. (Aerospace/Defense)	274	22,558
Ametek, Inc. (Electrical Components & Equipment)	1,781	75,337
Amphenol Corp.—Class A (Electronics)	1,233	96,100
Anixter International, Inc.* (Telecommunications)	137	10,386
Applied Industrial Technologies, Inc. (Machinery-Diversified)	274	13,242
AptarGroup, Inc. (Miscellaneous Manufacturing)	548	30,255
Arrow Electronics, Inc.* (Distribution/Wholesale)	822	32,757
Automatic Data Processing, Inc. (Commercial Services)	3,562	245,280
Avnet, Inc.* (Electronics)	959	32,222
Babcock & Wilcox Co. (Machinery-Diversified)	822	24,685
Ball Corp. (Packaging & Containers)	1,096	45,528
BE Aerospace, Inc.* (Aerospace/Defense)	822	51,852
Belden, Inc. (Electrical Components & Equipment)	274	13,681
Bemis Co., Inc. (Packaging & Containers)	822	32,173
Benchmark Electronics, Inc.* (Electronics)	411	8,261
Boeing Co. (Aerospace/Defense)	5,069	519,268
Brady Corp.—Class A (Electronics)	411	12,630
Broadridge Financial Solutions, Inc. (Software)	959	25,490
C.H. Robinson Worldwide, Inc. (Transportation)	1,233	69,430
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	411	25,609
Caterpillar, Inc. (Machinery-Construction & Mining)	4,932	406,840
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	822	49,041
Cintas Corp. (Textiles)	822	37,434
Clarcor, Inc. (Miscellaneous Manufacturing)	411	21,458
Clean Harbors, Inc.* (Environmental Control)	411	20,768
Cognex Corp. (Machinery-Diversified)	274	12,390
Coinstar, Inc.* (Retail)	274	16,076
Colfax Corp.* (Miscellaneous Manufacturing)	685	35,695
Convergys Corp. (Commercial Services)	822	14,327
Con-way, Inc. (Transportation)	411	16,013
CoreLogic, Inc.* (Commercial Services)	685	15,871
CoStar Group, Inc.* (Commercial Services)	137	17,683
Covanta Holding Corp. (Environmental Control)	959	19,199
Crane Co. (Miscellaneous Manufacturing)	411	24,627
Crown Holdings, Inc.* (Packaging & Containers)	1,096	45,078
CSX Corp. (Transportation)	7,672	177,914
Cummins, Inc. (Machinery-Diversified)	1,370	148,590
Curtiss-Wright Corp. (Aerospace/Defense)	411	15,232
Danaher Corp. (Miscellaneous Manufacturing)	4,384	277,507
Deere & Co. (Machinery-Diversified)	2,877	233,756
Deluxe Corp. (Commercial Services)	411	14,241
DigitalGlobe, Inc.* (Telecommunications)	548	16,993
Donaldson Co., Inc. (Miscellaneous Manufacturing)	959	34,198
Dover Corp. (Miscellaneous Manufacturing)	1,233	95,755
Eagle Materials, Inc. (Building Materials)	411	27,237
Eaton Corp. (Miscellaneous Manufacturing)	3,562	234,416
Ecolab, Inc. (Chemicals)	1,918	163,395
EMCOR Group, Inc. (Engineering & Construction)	548	22,276

See accompanying notes to financial statements.

224  :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Emerson Electric Co. (Electrical Components & Equipment)	5,343	$291,408
EnerSys (Electrical Components & Equipment)	411	20,155
Esterline Technologies Corp.* (Aerospace/Defense)	274	19,807
Euronet Worldwide, Inc.* (Commercial Services)	411	13,094
Exelis, Inc. (Aerospace/Defense)	1,370	18,892
Expeditors International of Washington, Inc. (Transportation)	1,507	57,281
Fastenal Co. (Distribution/Wholesale)	2,055	94,222
FedEx Corp. (Transportation)	2,192	216,087
FEI Co. (Electronics)	274	19,999
Fidelity National Information Services, Inc. (Software)	2,192	93,906
Fiserv, Inc.* (Software)	959	83,826
FleetCor Technologies, Inc.* (Commercial Services)	548	44,553
FLIR Systems, Inc. (Electronics)	1,096	29,559
Flowserve Corp. (Machinery-Diversified)	1,233	66,594
Fluor Corp. (Engineering & Construction)	1,233	73,130
Fortune Brands Home & Security, Inc. (Building Materials)	1,233	47,766
Forward Air Corp. (Transportation)	274	10,489
Foster Wheeler AG* (Engineering & Construction)	685	14,871
FTI Consulting, Inc.* (Commercial Services)	274	9,012
Gardner Denver, Inc. (Machinery-Diversified)	411	30,899
GATX Corp. (Trucking & Leasing)	411	19,494
General Cable Corp. (Electrical Components & Equipment)	411	12,638
General Dynamics Corp. (Aerospace/Defense)	2,466	193,162
General Electric Co. (Miscellaneous Manufacturing)	77,131	1,788,668
Genesee & Wyoming, Inc.—Class A* (Transportation)	411	34,869
Genpact, Ltd. (Commercial Services)	959	18,451
Global Payments, Inc. (Commercial Services)	548	25,383
Graco, Inc. (Machinery-Diversified)	411	25,979
Granite Construction, Inc. (Engineering & Construction)	274	8,154
Greif, Inc.—Class A (Packaging & Containers)	274	14,432
Harsco Corp. (Miscellaneous Manufacturing)	548	12,708
HEICO Corp. (Aerospace/Defense)	274	13,801
Hexcel Corp.* (Miscellaneous Manufacturing)	685	23,324
Honeywell International, Inc. (Electronics)	5,891	467,391
Hub Group, Inc.—Class A* (Transportation)	274	9,979
Hubbell, Inc.—Class B (Electrical Components & Equipment)	411	40,689
Huntington Ingalls Industries, Inc. (Shipbuilding)	411	23,213
IDEX Corp. (Machinery-Diversified)	548	29,488
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,151	217,955
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,055	114,094
IPG Photonics Corp. (Telecommunications)	274	16,640
Iron Mountain, Inc. (Commercial Services)	1,233	32,810
Itron, Inc.* (Electronics)	274	11,626
ITT Corp. (Miscellaneous Manufacturing)	685	20,146
J.B. Hunt Transport Services, Inc. (Transportation)	685	49,484
Jabil Circuit, Inc. (Electronics)	1,370	27,921
Jack Henry & Associates, Inc. (Computers)	685	32,284
Jacobs Engineering Group, Inc.* (Engineering & Construction)	959	52,870
Joy Global, Inc. (Machinery-Construction & Mining)	822	39,892
Kansas City Southern Industries, Inc. (Transportation)	822	87,099
KBR, Inc. (Engineering & Construction)	1,096	35,620
Kennametal, Inc. (Hand/Machine Tools)	548	21,279
Kirby Corp.* (Transportation)	411	32,691
L-3 Communications Holdings, Inc. (Aerospace/Defense)	685	58,732
Landstar System, Inc. (Transportation)	411	21,167
Lender Processing Services, Inc. (Commercial Services)	685	22,160
Lennox International, Inc. (Building Materials)	274	17,684
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	685	39,230
LinkedIn Corp.—Class A* (Internet)	548	97,708
Littelfuse, Inc. (Electrical Components & Equipment)	137	10,222
Lockheed Martin Corp. (Aerospace/Defense)	1,918	208,026
Louisiana-Pacific Corp.* (Building Materials)	1,096	16,210
Manitowoc Co. (Machinery-Diversified)	959	17,176
Manpower, Inc. (Commercial Services)	548	30,030
Martin Marietta Materials (Building Materials)	274	26,967
Masco Corp. (Building Materials)	2,603	50,733
Matson, Inc. (Transportation)	274	6,850
MAXIMUS, Inc. (Commercial Services)	274	20,408
MDU Resources Group, Inc. (Electric)	1,370	35,497
MeadWestvaco Corp. (Forest Products & Paper)	1,370	46,731
Mettler Toledo International, Inc.* (Electronics)	274	55,129
Mine Safety Appliances Co. (Environmental Control)	274	12,755
Molex, Inc. (Electrical Components & Equipment)	1,096	32,156
Moog, Inc.—Class A* (Aerospace/Defense)	274	14,119
MRC Global, Inc.* (Oil & Gas Services)	822	22,704
MSC Industrial Direct Co.—Class A (Retail)	411	31,836
Mueller Industries, Inc. (Metal Fabricate/Hardware)	274	13,818
National Instruments Corp. (Electronics)	685	19,139
Navistar International Corp.* (Auto Manufacturers)	548	15,212
NeuStar, Inc.—Class A* (Telecommunications)	548	26,677
Nordson Corp. (Machinery-Diversified)	411	28,486
Norfolk Southern Corp. (Transportation)	2,329	169,202
Northrop Grumman Corp. (Aerospace/Defense)	1,781	147,467
Old Dominion Freight Line, Inc.* (Transportation)	548	22,808
Oshkosh Truck Corp.* (Auto Manufacturers)	685	26,009
Owens Corning, Inc.* (Building Materials)	822	32,124
Owens-Illinois, Inc.* (Packaging & Containers)	1,233	34,265
PACCAR, Inc. (Auto Manufacturers)	2,603	139,678
Packaging Corp. of America (Packaging & Containers)	685	33,538
Pall Corp. (Miscellaneous Manufacturing)	822	54,605
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,096	104,558
Paychex, Inc. (Commercial Services)	2,466	90,059
Pentair, Ltd. (Miscellaneous Manufacturing)	1,507	86,939
PerkinElmer, Inc. (Electronics)	822	26,715
PHH Corp.* (Commercial Services)	411	8,376
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,096	247,708
Quanta Services, Inc.* (Commercial Services)	1,644	43,500

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 225

Common Stocks, continued

	Shares	Value
R.R. Donnelley & Sons Co. (Commercial Services)	1,370	$19,194
Raytheon Co. (Aerospace/Defense)	2,466	163,052
Regal-Beloit Corp. (Hand/Machine Tools)	274	17,766
Republic Services, Inc. (Environmental Control)	2,192	74,396
Robert Half International, Inc. (Commercial Services)	1,096	36,420
Rock-Tenn Co.—Class A (Packaging & Containers)	548	54,733
Rockwell Automation, Inc. (Machinery-Diversified)	1,096	91,121
Rockwell Collins, Inc. (Aerospace/Defense)	959	60,810
Roper Industries, Inc. (Machinery-Diversified)	685	85,091
Ryder System, Inc. (Transportation)	411	24,985
Sealed Air Corp. (Packaging & Containers)	1,507	36,093
Sensata Tech Holding N.V.* (Electronics)	959	33,469
Sherwin-Williams Co. (Chemicals)	685	120,971
Silgan Holdings, Inc. (Packaging & Containers)	274	12,867
Simpson Manufacturing Co., Inc. (Building Materials)	274	8,061
Smith Corp. (Miscellaneous Manufacturing)	548	19,881
Sonoco Products Co. (Packaging & Containers)	822	28,417
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	822	17,657
SPX Corp. (Miscellaneous Manufacturing)	411	29,584
Stericycle, Inc.* (Environmental Control)	685	75,645
TE Connectivity, Ltd. (Electronics)	3,151	143,497
Teekay Shipping Corp. (Transportation)	274	11,133
Teledyne Technologies, Inc.* (Aerospace/Defense)	274	21,194
Terex Corp.* (Machinery-Construction & Mining)	822	21,619
TETRA Technologies, Inc.* (Environmental Control)	548	12,883
Texas Industries, Inc.* (Building Materials)	137	8,924
Textron, Inc. (Miscellaneous Manufacturing)	2,055	53,533
The ADT Corp. (Commercial Services)	1,644	65,514
The Brink’s Co. (Commercial Services)	411	10,485
The Corporate Executive Board Co. (Commercial Services)	274	17,322
The Timken Co. (Metal Fabricate/Hardware)	548	30,841
The Valspar Corp. (Chemicals)	548	35,439
Toro Co. (Housewares)	411	18,664
Total System Services, Inc. (Commercial Services)	1,233	30,184
Towers Watson & Co.—Class A (Commercial Services)	411	33,677
TransDigm Group, Inc. (Aerospace/Defense)	274	42,955
Trimble Navigation, Ltd.* (Electronics)	1,918	49,887
Trinity Industries, Inc. (Miscellaneous Manufacturing)	548	21,065
Triumph Group, Inc. (Aerospace/Defense)	411	32,531
Tyco International, Ltd. (Electronics)	3,425	112,854
Union Pacific Corp. (Transportation)	3,425	528,408
United Parcel Service, Inc.—Class B (Transportation)	5,343	462,062
United Rentals, Inc.* (Commercial Services)	685	34,188
United Stationers, Inc. (Distribution/Wholesale)	274	9,193
United Technologies Corp. (Aerospace/Defense)	6,302	585,707
Universal Display Corp.* (Electrical Components & Equipment)	274	7,702
URS Corp. (Engineering & Construction)	548	25,877
USG Corp.* (Building Materials)	685	15,789
UTI Worldwide, Inc. (Transportation)	822	13,538
Valmont Industries, Inc. (Metal Fabricate/Hardware)	137	19,603
Veeco Instruments, Inc.* (Semiconductors)	274	9,705
Verisk Analytics, Inc.—Class A* (Commercial Services)	1,096	65,431
Vishay Intertechnology, Inc.* (Electronics)	959	13,321
Vulcan Materials Co. (Mining)	959	46,425
W.W. Grainger, Inc. (Distribution/Wholesale)	411	103,646
Wabtec Corp. (Machinery-Diversified)	685	36,600
Waste Connections, Inc. (Environmental Control)	959	39,453
Waste Management, Inc. (Environmental Control)	3,288	132,606
Watsco, Inc. (Distribution/Wholesale)	274	23,005
Werner Enterprises, Inc. (Transportation)	274	6,623
WESCO International, Inc.* (Distribution/Wholesale)	274	18,621
WEX, Inc.* (Commercial Services)	274	21,016
Woodward, Inc. (Electronics)	411	16,440
World Fuel Services Corp. (Retail)	548	21,909
Xylem, Inc. (Machinery-Diversified)	1,370	36,907
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	411	17,854
TOTAL COMMON STOCKS (Cost $9,126,245)		15,975,406

Repurchase Agreements(a) (1.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $154,000	$154,000	$154,000
TOTAL REPURCHASE AGREEMENTS (Cost $154,000)		154,000
TOTAL INVESTMENT SECURITIES (Cost $9,280,245)—100.6%		16,129,406
Net other assets (liabilities)—(0.6)%		(103,425)
NET ASSETS—100.0%		$16,025,981

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

226 :: ProFund VP Industrials :: Financial Statements

ProFund VP Industrials invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$2,206,823	13.9%
Auto Manufacturers	180,899	1.1%
Building Materials	251,495	1.6%
Chemicals	319,805	2.0%
Commercial Services	1,107,305	6.9%
Computers	377,332	2.4%
Distribution/Wholesale	281,443	1.8%
Diversified Financial Services	15,119	0.1%
Electric	35,497	0.2%
Electrical Components & Equipment	524,680	3.3%
Electronics	1,287,464	8.0%
Engineering & Construction	307,969	1.9%
Environmental Control	387,705	2.4%
Forest Products & Paper	46,731	0.3%
Hand/Machine Tools	78,275	0.5%
Housewares	18,664	0.1%
Internet	97,708	0.6%
Machinery-Construction & Mining	468,351	2.9%
Machinery-Diversified	933,240	5.8%
Metal Fabricate/Hardware	311,970	1.9%
Mining	46,425	0.3%
Miscellaneous Manufacturing	3,868,981	24.1%
Oil & Gas Services	22,704	0.1%
Packaging & Containers	337,124	2.1%
Retail	69,821	0.4%
Semiconductors	9,705	0.1%
Shipbuilding	23,213	0.1%
Software	203,222	1.3%
Telecommunications	70,696	0.4%
Textiles	37,434	0.2%
Transportation	2,028,112	12.7%
Trucking & Leasing	19,494	0.1%
Other**	50,575	0.4%
Total	$16,025,981	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 227

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$9,280,245
Securities, at value	15,975,406
Repurchase agreements, at value	154,000
Total Investment Securities, at value	16,129,406
Cash	989
Dividends and interest receivable	27,137
Receivable for capital shares issued	146,599
Prepaid expenses	340
TOTAL ASSETS	16,304,471

LIABILITIES:
Payable for investments purchased	233,246
Payable for capital shares redeemed	9,580
Advisory fees payable	7,741
Management services fees payable	1,032
Administration fees payable	557
Administrative services fees payable	5,975
Distribution fees payable	5,387
Trustee fees payable	5
Transfer agency fees payable	1,800
Fund accounting fees payable	1,230
Compliance services fees payable	170
Other accrued expenses	11,767
TOTAL LIABILITIES	278,490
NET ASSETS	$16,025,981

NET ASSETS CONSIST OF:
Capital	$16,374,724
Accumulated net investment income (loss)	16,874
Accumulated net realized gains (losses) on investments	(7,214,778)
Net unrealized appreciation (depreciation) on investments	6,849,161

NET ASSETS	$16,025,981
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	342,086
Net Asset Value (offering and redemption price per share)	$46.85

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$161,624
Interest	6
TOTAL INVESTMENT INCOME	161,630

EXPENSES:
Advisory fees	65,651
Management services fees	8,753
Administration fees	3,675
Transfer agency fees	5,874
Administrative services fees	26,714
Distribution fees	21,884
Custody fees	10,494
Fund accounting fees	8,365
Trustee fees	237
Compliance services fees	115
Other fees	8,419
Total Gross Expenses before reductions	160,181
Less Expenses reduced by the Advisor	(13,124)
TOTAL NET EXPENSES	147,057
NET INVESTMENT INCOME (LOSS)	14,573

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	353,965
Change in net unrealized appreciation/depreciation on investments	1,590,175
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,944,140
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,958,713

See accompanying notes to financial statements.

228 :: ProFund VP Industrials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$14,573	$78,173
Net realized gains (losses) on investments	353,965	502,295
Change in net unrealized appreciation/depreciation on investments	1,590,175	1,009,003
Change in net assets resulting from operations	1,958,713	1,589,471

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(76,297)	(42,826)
Change in net assets resulting from distributions	(76,297)	(42,826)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,615,644	25,366,556
Dividends reinvested	76,297	42,826
Value of shares redeemed	(18,313,362)	(23,885,585)
Change in net assets resulting from capital transactions	378,579	1,523,797
Change in net assets	2,260,995	3,070,442

NET ASSETS:
Beginning of period	13,764,986	10,694,544
End of period	$16,025,981	$13,764,986
Accumulated net investment income (loss)	$16,874	$78,598

SHARE TRANSACTIONS:
Issued	409,676	641,796
Reinvested	1,667	1,081
Redeemed	(399,657)	(608,971)
Change in shares	11,686	33,906

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Industrials :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$41.66		$36.07	$36.82	$29.82	$24.19	$41.84

Investment Activities:
Net investment income (loss)(a)	0.04		0.23	0.09	0.13	0.18	0.14
Net realized and unrealized gains (losses) on investments	5.40		5.46	(0.74)	6.94	5.64	(16.76)
Total income (loss) from investment activities	5.44		5.69	(0.65)	7.07	5.82	(16.62)

Distributions to Shareholders From:
Net investment income	(0.25)		(0.10)	(0.10)	(0.07)	(0.19)	(0.02)
Net realized gains on investments	—		—	—	—	—	(1.01)
Total distributions	(0.25)		(0.10)	(0.10)	(0.07)	(0.19)	(1.03)

Net Asset Value, End of Period	$46.85		$41.66	$36.07	$36.82	$29.82	$24.19

Total Return	13.06	%(b)	15.80%	(1.79)%	23.75%	24.10%	(40.49)%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.94%	1.90%	1.89%	2.11%	1.89%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	0.17%		0.59%	0.23%	0.39%	0.69%	0.41%

Supplemental Data:
Net assets, end of period (000’s)	$16,026		$13,765	$10,695	$17,340	$14,724	$8,756
Portfolio turnover rate(d)	84	%(b)	141%	247%	238%	434%	422%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

230 :: ProFund VP Internet :: Financial Statements

Investment Objective: The ProFund VP Internet seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	10.1%
Amazon.com, Inc.	7.7%
eBay, Inc.	6.3%
Priceline.com, Inc.	5.5%
Yahoo!, Inc.	4.3%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (101.1%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	4,644	$197,602
Allscripts Healthcare Solutions, Inc.* (Software)	9,245	119,630
Amazon.com, Inc.* (Internet)	1,978	549,271
Concur Technologies, Inc.* (Software)	1,849	150,472
Cornerstone OnDemand, Inc.* (Software)	2,279	98,658
DealerTrack Holdings, Inc.* (Internet)	3,010	106,644
Digital River, Inc.* (Internet)	3,956	74,254
E*TRADE Financial Corp.* (Diversified Financial Services)	12,126	153,515
EarthLink, Inc. (Internet)	11,696	72,632
eBay, Inc.* (Internet)	8,686	449,241
Ebix, Inc. (Software)	3,655	33,845
Equinix, Inc.* (Internet)	1,118	206,517
Expedia, Inc. (Internet)	2,967	178,465
Facebook, Inc.—Class A* (Internet)	10,492	260,830
Google, Inc.—Class A* (Internet)	817	719,263
Groupon, Inc.* (Internet)	16,211	137,794
IAC/InterActiveCorp (Internet)	3,010	143,156
j2 Global, Inc. (Computers)	2,580	109,676
Juniper Networks, Inc.* (Telecommunications)	11,395	220,037
LinkedIn Corp.—Class A* (Internet)	1,376	245,341
LivePerson, Inc.* (Computers)	6,751	60,455
Monster Worldwide, Inc.* (Commercial Services)	13,029	63,972
Netflix, Inc.* (Internet)	1,118	235,999
NETGEAR, Inc.* (Telecommunications)	2,881	87,986
NetSuite, Inc.* (Software)	1,462	134,124
OpenTable, Inc.* (Internet)	1,548	98,995
Priceline.com, Inc.* (Internet)	473	391,232
Rackspace Hosting, Inc.* (Internet)	4,343	164,556
Salesforce.com, Inc.* (Software)	7,783	297,155
Sapient Corp.* (Internet)	7,654	99,961
Sonus Networks, Inc.* (Telecommunications)	24,983	75,199
TD Ameritrade Holding Corp. (Diversified Financial Services)	7,267	176,515
Tibco Software, Inc.* (Internet)	6,622	141,711
TripAdvisor, Inc.* (Internet)	2,967	180,601
United Online, Inc. (Internet)	10,191	77,248
ValueClick, Inc.* (Internet)	4,386	108,246
VeriSign, Inc.* (Internet)	4,171	186,277
VirnetX Holding Corp.* (Internet)	3,526	70,485
Vocus, Inc.* (Internet)	4,816	50,664
Yahoo!, Inc.* (Internet)	12,169	305,564
TOTAL COMMON STOCKS (Cost $3,773,841)		7,233,788
TOTAL INVESTMENT SECURITIES (Cost $3,773,841)—101.1%		7,233,788
Net other assets (liabilities)—(1.1)%		(76,519)
NET ASSETS—100.0%		$7,157,269

*      Non-income producing security

ProFund VP Internet invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Commercial Services	$63,972	0.9%
Computers	170,131	2.4%
Diversified Financial Services	330,031	4.6%
Internet	5,254,946	73.4%
Software	1,031,486	14.4%
Telecommunications	383,222	5.4%
Other**	(76,519)	(1.1)%
Total	$7,157,269	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 231

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$3,773,841
Securities, at value	7,233,788
Total Investment Securities, at value	7,233,788
Receivable for capital shares issued	47,141
Prepaid expenses	153
TOTAL ASSETS	7,281,082

LIABILITIES:
Payable for capital shares redeemed	37,192
Cash overdraft	65,719
Advisory fees payable	4,329
Management services fees payable	577
Administration fees payable	255
Administrative services fees payable	2,382
Distribution fees payable	1,960
Transfer agency fees payable	809
Fund accounting fees payable	562
Compliance services fees payable	80
Other accrued expenses	9,948
TOTAL LIABILITIES	123,813
NET ASSETS	$7,157,269

NET ASSETS CONSIST OF:
Capital	$3,963,469
Accumulated net investment income (loss)	(55,840)
Accumulated net realized gains (losses) on investments	(210,307)
Net unrealized appreciation (depreciation) on investments	3,459,947
NET ASSETS	$7,157,269

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	116,595
Net Asset Value (offering and redemption price per share)	$61.39

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$9,856
Interest	8
TOTAL INVESTMENT INCOME	9,864

EXPENSES:
Advisory fees	30,638
Management services fees	4,085
Administration fees	2,252
Transfer agency fees	3,594
Administrative services fees	13,513
Distribution fees	10,213
Custody fees	3,122
Fund accounting fees	4,854
Trustee fees	147
Compliance services fees	72
Other fees	4,648
Total Gross Expenses before reductions	77,138
Less Expenses reduced by the Advisor	(8,509)
TOTAL NET EXPENSES	68,629
NET INVESTMENT INCOME (LOSS)	(58,765)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	268,097
Change in net unrealized appreciation/depreciation on investments	767,374
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,035,471
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$976,706

See accompanying notes to financial statements.

232 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(58,765)	$(70,222)
Net realized gains (losses) on investments	268,097	858,879
Change in net unrealized appreciation/depreciation on investments	767,374	(26,808)
Change in net assets resulting from operations	976,706	761,849

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(688,596)	(789,858)
Change in net assets resulting from distributions	(688,596)	(789,858)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,600,199	11,979,766
Dividends reinvested	688,596	789,858
Value of shares redeemed	(11,145,280)	(10,510,320)
Change in net assets resulting from capital transactions	143,515	2,259,304
Change in net assets	431,625	2,231,295

NET ASSETS:
Beginning of period	6,725,644	4,494,349
End of period	$7,157,269	$6,725,644
Accumulated net investment income (loss)	$(55,840)	$2,925

SHARE TRANSACTIONS:
Issued	167,359	201,716
Reinvested	11,719	14,479
Redeemed	(175,149)	(185,363)
Change in shares	3,929	30,832

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$59.70		$54.92	$60.73	$46.50	$26.23	$53.50

Investment Activities:
Net investment income (loss)(a)	(0.46)		(0.76)	(0.86)	(0.48)	(0.58)	(0.64)
Net realized and unrealized gains (losses) on investments	9.44		11.09	(3.14)	16.40	20.85	(21.72)
Total income (loss) from investment activities	8.98		10.33	(4.00)	15.92	20.27	(22.36)

Distributions to Shareholders From:
Net realized gains on investments	(7.29)		(5.55)	(1.81)	(1.69)	—	(4.91)

Net Asset Value, End of Period	$61.39		$59.70	$54.92	$60.73	$46.50	$26.23

Total Return	15.58	%(b)	19.76%	(6.91)%	35.27%	77.28%	(44.83)%

Ratios to Average Net Assets:
Gross expenses(c)	1.89%		1.93%	1.82%	1.81%	1.83%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	(1.44)%		(1.33)%	(1.42)%	(0.95)%	(1.53)%	(1.42)%

Supplemental Data:
Net assets, end of period (000’s)	$7,157		$6,726	$4,494	$17,774	$14,879	$2,438
Portfolio turnover rate(d)	111	%(b)	189%	95%	233%	286%	270%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

234 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	24.3%
Chevron Corp.	13.9%
Schlumberger, Ltd.	5.8%
ConocoPhillips	4.5%
Occidental Petroleum Corp.	4.3%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	76%
Oil Equipment, Services and Distribution	24%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	17,204	$1,478,340
Apache Corp. (Oil & Gas)	13,409	1,124,076
Atwood Oceanics, Inc.* (Oil & Gas)	2,024	105,349
Baker Hughes, Inc. (Oil & Gas Services)	15,180	700,253
Berry Petroleum Co.—Class A (Oil & Gas)	1,518	64,242
Bristow Group, Inc. (Transportation)	1,265	82,630
Cabot Oil & Gas Corp. (Oil & Gas)	7,337	521,074
Cameron International Corp.* (Oil & Gas Services)	8,602	526,098
CARBO Ceramics, Inc. (Oil & Gas Services)	759	51,179
Chart Industries, Inc.* (Machinery-Diversified)	1,012	95,219
Cheniere Energy, Inc.* (Oil & Gas)	8,349	231,768
Chesapeake Energy Corp. (Oil & Gas)	17,710	360,930
Chevron Corp. (Oil & Gas)	66,539	7,874,226
Cimarex Energy Co. (Oil & Gas)	3,036	197,310
Cobalt International Energy, Inc.* (Oil & Gas)	9,361	248,722
Concho Resources, Inc.* (Oil & Gas)	3,542	296,536
ConocoPhillips (Oil & Gas)	41,998	2,540,879
Continental Resources, Inc.* (Oil & Gas)	2,024	174,185
Core Laboratories N.V. (Oil & Gas Services)	1,518	230,220
Denbury Resources, Inc.* (Oil & Gas)	12,903	223,480
Devon Energy Corp. (Oil & Gas)	12,903	669,408
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,277	156,635
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,530	151,749
Dril-Quip, Inc.* (Oil & Gas Services)	1,265	114,217
Energen Corp. (Oil & Gas)	2,530	132,218
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,783	61,727
Ensco PLC—Class AADR (Oil & Gas)	8,096	470,540
EOG Resources, Inc. (Oil & Gas)	9,361	1,232,656
EQT Corp. (Oil & Gas)	5,060	401,612
EXCO Resources, Inc. (Oil & Gas)	5,060	38,658
Exterran Holdings, Inc.* (Oil & Gas Services)	2,277	64,029
Exxon Mobil Corp. (Oil & Gas)	152,559	13,783,707
First Solar, Inc.* (Semiconductors)	2,277	101,851
FMC Technologies, Inc.* (Oil & Gas Services)	8,096	450,785
Gulfport Energy Corp.* (Oil & Gas)	2,277	107,178
Halliburton Co. (Oil & Gas Services)	31,878	1,329,951
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,289	75,779
Helmerich & Payne, Inc. (Oil & Gas)	3,542	221,198
Hess Corp. (Oil & Gas)	10,120	672,879
HollyFrontier Corp. (Oil & Gas)	7,084	303,054
Kinder Morgan, Inc. (Pipelines)	21,758	830,068
Kodiak Oil & Gas Corp.* (Oil & Gas)	9,108	80,970
Lufkin Industries, Inc. (Oil & Gas Services)	1,265	111,915
Marathon Oil Corp. (Oil & Gas)	24,288	839,879
Marathon Petroleum Corp. (Oil & Gas)	11,132	791,040
McDermott International, Inc.* (Engineering & Construction)	8,096	66,225
Murphy Oil Corp. (Oil & Gas)	6,325	385,129
Nabors Industries, Ltd. (Oil & Gas)	10,120	154,937
National Oilwell Varco, Inc. (Oil & Gas Services)	14,674	1,011,039
Newfield Exploration Co.* (Oil & Gas)	4,554	108,795
Noble Corp. (Oil & Gas)	8,602	323,263
Noble Energy, Inc. (Oil & Gas)	12,397	744,316
Oasis Petroleum, Inc.* (Oil & Gas)	2,530	98,341
Occidental Petroleum Corp. (Oil & Gas)	27,577	2,460,696
Oceaneering International, Inc. (Oil & Gas Services)	3,795	273,999
OGE Energy Corp. (Electric)	3,289	224,310
Oil States International, Inc.* (Oil & Gas Services)	1,771	164,065
Patterson-UTI Energy, Inc. (Oil & Gas)	5,060	97,936
Phillips 66 (Oil & Gas)	21,252	1,251,955
Pioneer Natural Resources Co. (Oil & Gas)	4,807	695,813
QEP Resources, Inc. (Oil & Gas)	6,072	168,680
Range Resources Corp. (Oil & Gas)	5,566	430,363
Rosetta Resources, Inc.* (Oil & Gas)	2,024	86,060
Rowan Cos. PLC—Class A* (Oil & Gas)	4,301	146,535
SandRidge Energy, Inc.* (Oil & Gas)	12,144	57,805
Schlumberger, Ltd. (Oil & Gas Services)	45,540	3,263,397
SEACOR Holdings, Inc. (Oil & Gas Services)	759	63,035
SemGroup Corp.—Class A (Pipelines)	1,518	81,759
SM Energy Co. (Oil & Gas)	2,277	136,574
Southwestern Energy Co.* (Oil & Gas)	12,144	443,620
Superior Energy Services, Inc.* (Oil & Gas Services)	5,566	144,382

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 235

Common Stocks, continued

	Shares	Value
Tesoro Petroleum Corp. (Oil & Gas)	4,554	$238,265
The Williams Cos., Inc. (Pipelines)	23,529	763,987
Tidewater, Inc. (Transportation)	1,771	100,894
Transocean, Ltd. (Oil & Gas)	12,397	594,436
Ultra Petroleum Corp.* (Oil & Gas)	5,313	105,304
Unit Corp.* (Oil & Gas)	1,518	64,636
Valero Energy Corp. (Oil & Gas)	18,722	650,964
Weatherford International, Ltd.* (Oil & Gas Services)	26,312	360,474
Western Refining, Inc. (Oil & Gas)	2,024	56,814
Whiting Petroleum Corp.* (Oil & Gas)	4,048	186,572
WPX Energy, Inc.* (Oil & Gas)	6,831	129,379
TOTAL COMMON STOCKS (Cost $20,264,034)		56,655,173
TOTAL INVESTMENT SECURITIES (Cost $20,264,034)—100.0%		56,655,173
Net other assets (liabilities)—NM		11,650
NET ASSETS—100.0%		$56,666,823

*                      Non-income producing security

ADR         American Depositary Receipt

ProFund VP Oil & Gas invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Electric	$224,310	0.4%
Engineering & Construction	66,225	0.1%
Machinery-Diversified	95,219	0.2%
Oil & Gas	45,221,665	79.8%
Oil & Gas Services	9,086,566	16.0%
Pipelines	1,675,814	3.0%
Semiconductors	101,850	0.2%
Transportation	183,524	0.3%
Other**	11,650	NM
Total	$56,666,823	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

236 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$20,264,034
Securities, at value	56,655,173
Total Investment Securities, at value	56,655,173
Dividends receivable	34,678
Receivable for capital shares issued	9,161
Receivable for investments sold	895,610
Prepaid expenses	1,038
TOTAL ASSETS	57,595,660

LIABILITIES:
Payable for capital shares redeemed	471,953
Cash overdraft	284,894
Advisory fees payable	31,412
Management services fees payable	4,188
Administration fees payable	2,038
Administrative services fees payable	24,109
Distribution fees payable	20,692
Trustee fees payable	20
Transfer agency fees payable	6,827
Fund accounting fees payable	4,502
Compliance services fees payable	513
Other accrued expenses	77,689
TOTAL LIABILITIES	928,837
NET ASSETS	$56,666,823

NET ASSETS CONSIST OF:
Capital	$25,359,555
Accumulated net investment income (loss)	130,331
Accumulated net realized gains (losses) on investments	(5,214,202)
Net unrealized appreciation (depreciation) on investments	36,391,139
NET ASSETS	$56,666,823

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,200,854
Net Asset Value (offering and redemption price per share)	$47.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$626,277
Interest	47
Foreign tax withholding	(155)
TOTAL INVESTMENT INCOME	626,169

EXPENSES:
Advisory fees	221,800
Management services fees	29,573
Administration fees	13,570
Transfer agency fees	21,696
Administrative services fees	90,889
Distribution fees	73,933
Custody fees	3,496
Fund accounting fees	28,586
Trustee fees	865
Compliance services fees	366
Other fees	43,075
Total Gross Expenses before reductions	527,849
Less Expenses reduced by the Advisor	(31,016)
TOTAL NET EXPENSES	496,833
NET INVESTMENT INCOME (LOSS)	129,336

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,048,371
Net realized gains (losses) on swap agreements	82,745
Change in net unrealized appreciation/depreciation on investments	3,034,257
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,165,373

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,294,709

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 237

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$129,336	$253,006
Net realized gains (losses) on investments	2,131,116	3,181,893
Change in net unrealized appreciation/depreciation on investments	3,034,257	(2,725,145)
Change in net assets resulting from operations	5,294,709	709,754

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(252,011)	(76,393)
Net realized gains on investments	(2,235,809)	(5,553,019)
Change in net assets resulting from distributions	(2,487,820)	(5,629,412)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,731,123	41,633,556
Dividends reinvested	2,487,820	5,629,412
Value of shares redeemed	(24,918,763)	(53,844,122)
Change in net assets resulting from capital transactions	(3,699,820)	(6,581,154)
Change in net assets	(892,931)	(11,500,812)

NET ASSETS:
Beginning of period	57,559,754	69,060,566
End of period	$56,666,823	$57,559,754
Accumulated net investment income (loss)	$130,331	$253,006

SHARE TRANSACTIONS:
Issued	384,893	891,760
Reinvested	52,786	127,883
Redeemed	(515,334)	(1,195,809)
Change in shares	(77,655)	(176,166)

See accompanying notes to financial statements.

238 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$45.02		$47.47	$46.49	$39.64	$38.84	$66.69

Investment Activities:
Net investment income (loss)(a)	0.10		0.18	0.04	0.08	0.15	(0.15)
Net realized and unrealized gains (losses) on investments	4.16		1.12	1.00	6.93	5.73	(23.29)
Total income (loss) from investment activities	4.26		1.30	1.04	7.01	5.88	(23.44)

Distributions to Shareholders From:
Net investment income	(0.21)		(0.05)	(0.06)	(0.16)	—	—
Net realized gains on investments	(1.88)		(3.70)	—	—	(5.08)	(4.41)
Total distributions	(2.09)		(3.75)	(0.06)	(0.16)	(5.08)	(4.41)

Net Asset Value, End of Period	$47.19		$45.02	$47.47	$46.49	$39.64	$38.84

Total Return	9.48	%(b)	2.90%	2.25%	17.76%	15.50%	(36.95)%

Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.86%	1.82%	1.77%	1.81%	1.73%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	0.44%		0.39%	0.08%	0.21%	0.39%	(0.25)%

Supplemental Data:
Net assets, end of period (000’s)	$56,667		$57,560	$69,061	$97,755	$82,607	$66,675
Portfolio turnover rate(d)	12	%(b)	68%	73%	89%	109%	147%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 239

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	33%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.7%
Pfizer, Inc.	14.5%
Merck & Co., Inc.	10.9%
Bristol-Myers Squibb Co.	5.7%
Abbott Laboratories	4.2%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (67.8%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	21,888	$763,453
Actavis, Inc.* (Pharmaceuticals)	1,824	230,225
Alkermes PLC* (Pharmaceuticals)	1,824	52,312
Allergan, Inc. (Pharmaceuticals)	4,104	345,721
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,584	45,194
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,104	1,032,518
Eli Lilly & Co. (Pharmaceuticals)	13,984	686,894
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,520	55,921
Forest Laboratories, Inc.* (Pharmaceuticals)	3,344	137,104
Hospira, Inc.* (Healthcare-Products)	2,280	87,347
Impax Laboratories, Inc.* (Pharmaceuticals)	912	18,194
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	760	52,235
Johnson & Johnson (Pharmaceuticals)	39,520	3,393,187
Mallinckrodt PLC* (Pharmaceuticals)	760	34,527
Merck & Co., Inc. (Pharmaceuticals)	42,408	1,969,852
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,320	165,080
Perrigo Co. (Pharmaceuticals)	1,216	147,136
Pfizer, Inc. (Pharmaceuticals)	93,784	2,626,890
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	760	34,550
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	760	50,274
Theravance, Inc.* (Pharmaceuticals)	912	35,139
ViroPharma, Inc.* (Pharmaceuticals)	912	26,129
VIVUS, Inc.* (Pharmaceuticals)	1,368	17,209
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,432	48,348
Zoetis, Inc. (Pharmaceuticals)	6,992	215,983
TOTAL COMMON STOCKS (Cost $8,020,784)		12,271,422

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $57,000	$57,000	$57,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,000)		57,000
TOTAL INVESTMENT SECURITIES (Cost $8,077,784)—68.1%		12,328,422
Net other assets (liabilities)—31.9%		5,777,264
NET ASSETS—100.0%		$18,105,686

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$5,949,286	$(714)

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Biotechnology	$45,194	0.2%
Healthcare-Products	87,347	0.5%
Pharmaceuticals	12,138,881	67.1%
Other**	5,834,264	32.2%
Total	$18,105,686	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

240 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$8,077,784
Securities, at value	12,271,422
Repurchase agreements, at value	57,000
Total Investment Securities, at value	12,328,422
Cash	913
Dividends and interest receivable	27,375
Receivable for capital shares issued	1,311
Receivable for investments sold	5,904,387
Prepaid expenses	266
TOTAL ASSETS	18,262,674

LIABILITIES:
Payable for investments purchased	51,115
Payable for capital shares redeemed	56,820
Unrealized loss on swap agreements	714
Advisory fees payable	10,030
Management services fees payable	1,337
Administration fees payable	649
Administrative services fees payable	8,363
Distribution fees payable	7,961
Trustee fees payable	6
Transfer agency fees payable	2,192
Fund accounting fees payable	1,433
Compliance services fees payable	143
Other accrued expenses	16,225
TOTAL LIABILITIES	156,988
NET ASSETS	$18,105,686

NET ASSETS CONSIST OF:
Capital	$17,436,371
Accumulated net investment income (loss)	98,863
Accumulated net realized gains (losses) on investments	(3,679,472)
Net unrealized appreciation (depreciation) on investments	4,249,924
NET ASSETS	$18,105,686

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	594,867
Net Asset Value (offering and redemption price per share)	$30.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$238,458
Interest	45
TOTAL INVESTMENT INCOME	238,503

EXPENSES:
Advisory fees	62,339
Management services fees	8,312
Administration fees	3,568
Transfer agency fees	5,729
Administrative services fees	24,360
Distribution fees	20,780
Custody fees	1,754
Fund accounting fees	7,542
Trustee fees	222
Compliance services fees	98
Other fees	10,744
Total Gross Expenses before reductions	145,448
Less Expenses reduced by the Advisor	(5,808)
TOTAL NET EXPENSES	139,640
NET INVESTMENT INCOME (LOSS)	98,863

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	562,320
Net realized gains (losses) on swap agreements	76,801
Change in net unrealized appreciation/depreciation on investments	1,511,258
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,150,379

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,249,242

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 241

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$98,863	$340,085
Net realized gains (losses) on investments	639,121	1,554,833
Change in net unrealized appreciation/depreciation on investments	1,511,258	(164,216)
Change in net assets resulting from operations	2,249,242	1,730,702

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(340,085)	(225,615)
Net realized gains on investments	(922,680)	—
Change in net assets resulting from distributions	(1,262,765)	(225,615)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,825,102	34,892,591
Dividends reinvested	1,262,765	225,615
Value of shares redeemed	(13,309,184)	(50,188,629)
Change in net assets resulting from capital transactions	3,778,683	(15,070,423)
Change in net assets	4,765,160	(13,565,336)

NET ASSETS:
Beginning of period	13,340,526	26,905,862
End of period	$18,105,686	$13,340,526
Accumulated net investment income (loss)	$98,863	$340,085

SHARE TRANSACTIONS:
Issued	508,816	1,327,535
Reinvested	41,199	8,914
Redeemed	(438,085)	(1,927,777)
Change in shares	111,930	(591,328)

See accompanying notes to financial statements.

242 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$27.62		$25.05	$22.09	$22.95	$20.17	$25.47

Investment Activities:
Net investment income (loss)(a)	0.18		0.48	0.41	0.39	0.52	0.44
Net realized and unrealized gains (losses) on investments	4.58		2.46	3.08	(0.27)	2.83	(5.37)
Total income (loss) from investment activities	4.76		2.94	3.49	0.12	3.35	(4.93)

Distributions to Shareholders From:
Net investment income	(0.52)		(0.37)	(0.53)	(0.98)	(0.57)	(0.37)
Net realized gains on investments	(1.42)		—	—	—	—	—
Total distributions	(1.94)		(0.37)	(0.53)	(0.98)	(0.57)	(0.37)

Net Asset Value, End of Period	$30.44		$27.62	$25.05	$22.09	$22.95	$20.17

Total Return	17.19	%(b)	11.86%	16.13%	0.48%	16.90%	(19.51)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.85%	1.80%	1.78%	1.80%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.65%	1.63%
Net investment income (loss)(c)	1.19%		1.83%	1.74%	1.78%	2.66%	1.99%

Supplemental Data:
Net assets, end of period (000’s)	$18,106		$13,341	$26,906	$6,885	$13,122	$12,124
Portfolio turnover rate(d)	149	%(b)	351%	411%	360%	508%	579%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 243

Investment Objective: The ProFund VP Precious Metals seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $34,691,044	$34,691,000	$34,691,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,691,000)		34,691,000
TOTAL INVESTMENT SECURITIES (Cost $34,691,000)—95.9%		34,691,000
Net other assets (liabilities)—4.1%		1,499,643
NET ASSETS—100.0%		$36,190,643

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $8,123,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$17,450,260	$330,410
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	18,873,872	359,027
		$689,437

See accompanying notes to financial statements.

244 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$34,691,000
Repurchase agreements, at value	34,691,000
Total Investment Securities, at value	34,691,000
Cash	570
Interest receivable	132
Unrealized gain on swap agreements	689,437
Receivable for capital shares issued	1,276,681
Prepaid expenses	1,058
TOTAL ASSETS	36,658,878

LIABILITIES:
Payable for capital shares redeemed	340,459
Advisory fees payable	22,158
Management services fees payable	2,954
Administration fees payable	1,373
Administrative services fees payable	15,691
Distribution fees payable	13,922
Trustee fees payable	13
Transfer agency fees payable	4,711
Fund accounting fees payable	3,033
Compliance services fees payable	433
Other accrued expenses	63,488
TOTAL LIABILITIES	468,235
NET ASSETS	$36,190,643

NET ASSETS CONSIST OF:
Capital	$102,153,302
Accumulated net investment income (loss)	(429,487)
Accumulated net realized gains (losses) on investments	(66,222,609)
Net unrealized appreciation (depreciation) on investments	689,437
NET ASSETS	$36,190,643

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,578,851
Net Asset Value (offering and redemption price per share)	$22.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$12,223

EXPENSES:
Advisory fees	197,192
Management services fees	26,292
Administration fees	12,638
Transfer agency fees	20,048
Administrative services fees	82,602
Distribution fees	65,731
Custody fees	4,836
Fund accounting fees	26,207
Trustee fees	842
Compliance services fees	283
Other fees	25,178
Total Gross Expenses before reductions	461,849
Less Expenses reduced by the Advisor	(20,139)
TOTAL NET EXPENSES	441,710
NET INVESTMENT INCOME (LOSS)	(429,487)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(169)
Net realized gains (losses) on swap agreements	(23,808,924)
Change in net unrealized appreciation/depreciation on investments	(1,570,491)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(25,379,584)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,809,071)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 245

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(429,487)	$(1,371,922)
Net realized gains (losses) on investments	(23,809,093)	(18,690,361)
Change in net unrealized appreciation/depreciation on investments	(1,570,491)	4,745,649
Change in net assets resulting from operations	(25,809,071)	(15,316,634)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,333,266	95,698,585
Value of shares redeemed	(52,799,635)	(108,075,234)
Change in net assets resulting from capital transactions	(13,466,369)	(12,376,649)
Change in net assets	(39,275,440)	(27,693,283)

NET ASSETS:
Beginning of period	75,466,083	103,159,366
End of period	$36,190,643	$75,466,083
Accumulated net investment income (loss)	$(429,487)	$—

SHARE TRANSACTIONS:
Issued	1,263,291	2,309,880
Redeemed	(1,673,213)	(2,644,043)
Change in shares	(409,922)	(334,163)

See accompanying notes to financial statements.

246 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$37.95		$44.41	$55.83	$42.00		$31.27	$51.82

Investment Activities:
Net investment income (loss)(a)	(0.25)		(0.65)	(0.83)	(0.71)		(0.58)	0.31
Net realized and unrealized gains (losses) on investments	(14.78)		(5.81)	(9.79)	14.54		11.62	(15.95)
Total income (loss) from investment activities	(15.03)		(6.46)	(10.62)	13.83		11.04	(15.64)

Distributions to Shareholders From:
Net investment income	—		—	—	—		(0.31)	(1.53)
Net realized gains on investments	—		—	(0.80)	—		—	(3.38)
Total distributions	—		—	(0.80)	—		(0.31)	(4.91)

Net Asset Value, End of Period	$22.92		$37.95	$44.41	$55.83		$42.00	$31.27

Total Return	(39.60	)%(b)	(14.55)%	(19.21)%	32.93%		35.33%	(30.76)%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.83%	1.79%	1.76%		1.80%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%		1.67%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.57)%	(1.64)%	(1.56)%		(1.57)%	0.68%

Supplemental Data:
Net assets, end of period (000’s)	$36,191		$75,466	$103,159	$174,735		$131,107	$91,604
Portfolio turnover rate(d)	—		—	—	694	%(e)	—	—

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)                Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 247

Investment Objective: The ProFund VP Real Estate seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	8.2%
American Tower Corp.	4.8%
Public Storage, Inc.	3.7%
HCP, Inc.	3.5%
Ventas, Inc.	3.4%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.8%)

	Shares	Value
Alexander & Baldwin, Inc.* (Real Estate)	1,540	$61,215
Alexandria Real Estate Equities, Inc. (REIT)	2,530	166,272
American Campus Communities, Inc. (REIT)	3,740	152,068
American Capital Agency Corp. (REIT)	14,190	326,228
American Realty Capital Properties, Inc. (REIT)	5,500	83,930
American Tower Corp. (REIT)	14,080	1,030,232
Annaly Mortgage Management, Inc. (REIT)	33,770	424,489
Apartment Investment and Management Co.—Class A (REIT)	5,170	155,307
ARMOUR Residential REIT, Inc. (REIT)	13,310	62,690
AvalonBay Communities, Inc. (REIT)	4,290	578,764
BioMed Realty Trust, Inc. (REIT)	6,600	133,518
Boston Properties, Inc. (REIT)	5,390	568,483
Brandywine Realty Trust (REIT)	5,610	75,847
BRE Properties, Inc.—Class A (REIT)	2,750	137,555
Camden Property Trust (REIT)	3,080	212,951
CBL & Associates Properties, Inc. (REIT)	5,830	124,879
CBRE Group, Inc.—Class A* (Real Estate)	10,890	254,391
Chimera Investment Corp. (REIT)	36,740	110,220
Colonial Properties Trust (REIT)	2,970	71,636
CommonWealth REIT (REIT)	4,181	96,659
Corporate Office Properties Trust (REIT)	3,080	78,540
Corrections Corp. of America (REIT)	4,070	137,850
CubeSmart (REIT)	4,400	70,312
CYS Investments, Inc. (REIT)	6,270	57,747
DCT Industrial Trust, Inc. (REIT)	10,450	74,718
DDR Corp. (REIT)	8,800	146,520
DiamondRock Hospitality Co. (REIT)	6,930	64,588
Digital Realty Trust, Inc. (REIT)	4,620	281,820
Douglas Emmett, Inc. (REIT)	4,730	118,014
Duke Realty Corp. (REIT)	11,440	178,350
DuPont Fabros Technology, Inc. (REIT)	2,310	55,787
EastGroup Properties, Inc. (REIT)	1,100	61,897
EPR Properties (REIT)	1,650	82,946
Equity Lifestyle Properties, Inc. (REIT)	1,430	112,384
Equity Residential (REIT)	11,440	664,206
Essex Property Trust, Inc. (REIT)	1,320	209,774
Extra Space Storage, Inc. (REIT)	3,740	156,818
Federal Realty Investment Trust (REIT)	2,310	239,501
Forest City Enterprises, Inc.—Class A* (Real Estate)	5,280	94,565
Franklin Street Properties Corp. (REIT)	3,080	40,656
General Growth Properties, Inc. (REIT)	16,060	319,112
Hatteras Financial Corp. (REIT)	3,520	86,733
HCP, Inc. (REIT)	16,280	739,763
Health Care REIT, Inc. (REIT)	10,120	678,344
Healthcare Realty Trust, Inc. (REIT)	3,190	81,345
Highwoods Properties, Inc. (REIT)	2,970	105,762
Home Properties, Inc. (REIT)	1,870	122,242
Hospitality Properties Trust (REIT)	4,950	130,086
Host Hotels & Resorts, Inc. (REIT)	26,620	449,079
Invesco Mortgage Capital, Inc. (REIT)	4,840	80,150
Jones Lang LaSalle, Inc. (Real Estate)	1,540	140,355
Kilroy Realty Corp. (REIT)	2,640	139,946
Kimco Realty Corp. (REIT)	14,630	313,521
LaSalle Hotel Properties (REIT)	3,410	84,227
Lexington Realty Trust (REIT)	6,600	77,088
Liberty Property Trust (REIT)	4,290	158,558
Mack-Cali Realty Corp. (REIT)	2,970	72,735
Medical Properties Trust, Inc. (REIT)	5,390	77,185
MFA Financial, Inc. (REIT)	12,870	108,752
Mid-America Apartment Communities, Inc. (REIT)	1,540	104,366
National Retail Properties, Inc. (REIT)	4,180	143,792
OMEGA Healthcare Investors, Inc. (REIT)	4,180	129,664
Piedmont Office Realty Trust, Inc.—Class A (REIT)	5,940	106,207
Plum Creek Timber Co., Inc. (REIT)	5,830	272,086
Post Properties, Inc. (REIT)	1,980	97,990
Potlatch Corp. (REIT)	1,430	57,829
Prologis, Inc. (REIT)	17,820	672,169
Public Storage, Inc. (REIT)	5,170	792,716
Rayonier, Inc. (REIT)	4,510	249,809
Realogy Holdings Corp.* (Real Estate)	4,180	200,807
Realty Income Corp. (REIT)	7,040	295,117
Redwood Trust, Inc. (REIT)	2,970	50,490
Regency Centers Corp. (REIT)	3,300	167,673
RLJ Lodging Trust (REIT)	4,400	98,956
Ryman Hospitality Properties, Inc. (REIT)	1,870	72,949
Senior Housing Properties Trust (REIT)	6,710	173,990
Simon Property Group, Inc. (REIT)	11,110	1,754,490
SL Green Realty Corp. (REIT)	3,300	291,027
Sovran Self Storage, Inc. (REIT)	1,100	71,269
St. Joe Co.* (Real Estate)	3,300	69,465
Starwood Property Trust, Inc. (REIT)	5,830	144,293
Sunstone Hotel Investors, Inc.* (REIT)	5,830	70,426

See accompanying notes to financial statements.

248 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Tanger Factory Outlet Centers, Inc. (REIT)	3,410	$114,099
Taubman Centers, Inc. (REIT)	2,310	173,597
The Geo Group, Inc. (REIT)	2,530	85,894
The Howard Hughes Corp.* (Real Estate)	990	110,969
The Macerich Co. (REIT)	4,950	301,802
Two Harbors Investment Corp. (REIT)	13,090	134,173
UDR, Inc. (REIT)	8,910	227,116
Ventas, Inc. (REIT)	10,450	725,857
Vornado Realty Trust (REIT)	6,050	501,243
Washington REIT (REIT)	2,420	65,122
Weingarten Realty Investors (REIT)	3,960	121,849
Weyerhaeuser Co. (REIT)	20,570	586,039
WP Carey, Inc. (Real Estate)	1,980	131,017
TOTAL COMMON STOCKS (Cost $10,782,739)		21,085,667
TOTAL INVESTMENT SECURITIES (Cost $10,782,739)—98.8%		21,085,667
Net other assets (liabilities)—1.2%		255,688
NET ASSETS—100.0%		$21,341,355

*                           Non-income producing security

ProFund VP Real Estate invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Real Estate	$1,062,784	5.0%
REIT	20,022,883	93.8%
Other**	255,688	1.2%
Total	$21,341,355	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 249

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$10,782,739
Securities, at value	21,085,667
Total Investment Securities, at value	21,085,667
Dividends receivable	96,466
Receivable for capital shares issued	216,189
Receivable for investments sold	1,149,968
Prepaid expenses	386
TOTAL ASSETS	22,548,676
LIABILITIES:
Payable for investments purchased	29,747
Payable for capital shares redeemed	1,058,592
Cash overdraft	61,744
Advisory fees payable	12,156
Management services fees payable	1,621
Administration fees payable	798
Administrative services fees payable	8,424
Distribution fees payable	7,760
Trustee fees payable	8
Transfer agency fees payable	2,910
Fund accounting fees payable	1,762
Compliance services fees payable	204
Other accrued expenses	21,595
TOTAL LIABILITIES	1,207,321
NET ASSETS	$21,341,355
NET ASSETS CONSIST OF:
Capital	$18,224,866
Accumulated net investment income (loss)	306,608
Accumulated net realized gains (losses) on investments	(7,493,047)
Net unrealized appreciation (depreciation) on investments	10,302,928
NET ASSETS	$21,341,355
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	397,856
Net Asset Value (offering and redemption price per share)	$53.64

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$509,719
Interest	6
TOTAL INVESTMENT INCOME	509,725
EXPENSES:
Advisory fees	90,677
Management services fees	12,090
Administration fees	5,487
Transfer agency fees	8,773
Administrative services fees	37,530
Distribution fees	30,226
Custody fees	5,202
Fund accounting fees	11,772
Trustee fees	348
Compliance services fees	147
Other fees	11,149
Total Gross Expenses before reductions	213,401
Less Expenses reduced by the Advisor	(10,283)
TOTAL NET EXPENSES	203,118
NET INVESTMENT INCOME (LOSS)	306,607
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(82,459)
Change in net unrealized appreciation/depreciation on investments	413,033
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	330,574
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$637,181

See accompanying notes to financial statements.

250 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$306,607	$348,118
Net realized gains (losses) on investments	(82,459)	77,179
Change in net unrealized appreciation/depreciation on investments	413,033	2,620,504
Change in net assets resulting from operations	637,181	3,045,801
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(48,718)	(555,298)
Change in net assets resulting from distributions	(48,718)	(555,298)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	52,458,294	82,166,115
Dividends reinvested	47,104	555,298
Value of shares redeemed	(53,373,254)	(77,589,317)
Change in net assets resulting from capital transactions	(867,856)	5,132,096
Change in net assets	(279,393)	7,622,599
NET ASSETS:
Beginning of period	21,620,748	13,998,149
End of period	$21,341,355	$21,620,748
Accumulated net investment income (loss)	$306,608	$48,719
SHARE TRANSACTIONS:
Issued	945,572	1,626,508
Reinvested	801	11,091
Redeemed	(966,804)	(1,528,891)
Change in shares	(20,431)	108,708

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$51.69		$45.22	$43.17	$35.97	$28.71	$49.44

Investment Activities:
Net investment income (loss)(a)	0.70		0.74	0.60	0.56	0.89	0.86
Net realized and unrealized gains (losses) on investments	1.34		6.97	1.45	8.17	7.08	(21.04)
Total income (loss) from investment activities	2.04		7.71	2.05	8.73	7.97	(20.18)

Distributions to Shareholders From:
Net investment income	(0.09)		(1.24)	—	(1.26)	(0.71)	—
Net realized gains on investments	—		—	—	—	—	(0.55)
Return of capital	—		—	—	(0.27)	—	—
Total distributions	(0.09)		(1.24)	—	(1.53)	(0.71)	(0.55)

Net Asset Value, End of Period	$53.64		$51.69	$45.22	$43.17	$35.97	$28.71

Total Return	3.95	%(b)	17.17%	4.75%	24.69%	27.90%	(41.25)%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.84%	1.77%	1.83%	1.88%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	2.54%		1.47%	1.33%	1.41%	3.10%	1.90%

Supplemental Data:
Net assets, end of period (000’s)	$21,341		$21,621	$13,998	$18,534	$18,585	$12,752
Portfolio turnover rate(d)	198	%(b)	290%	165%	289%	432%	418%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                    Not annualized for periods less than one year.

(c)                     Annualized for periods less than one year.

(d)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

252 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	24%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.8%
Texas Instruments, Inc.	7.9%
Broadcom Corp.	3.7%
Applied Materials, Inc.	3.7%
SanDisk Corp.	3.0%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	1,908	$7,785
Altera Corp. (Semiconductors)	1,008	33,254
Analog Devices, Inc. (Semiconductors)	972	43,798
Applied Materials, Inc. (Semiconductors)	3,744	55,823
Atmel Corp.* (Semiconductors)	1,332	9,790
Avago Technologies, Ltd. (Semiconductors)	684	25,568
Broadcom Corp.—Class A (Semiconductors)	1,656	55,907
Cavium, Inc.* (Semiconductors)	144	5,093
Cirrus Logic, Inc.* (Semiconductors)	180	3,125
Cree, Inc.* (Semiconductors)	360	22,990
Cypress Semiconductor Corp. (Semiconductors)	432	4,635
Fairchild Semiconductor International, Inc.* (Semiconductors)	396	5,465
Hittite Microwave Corp.* (Semiconductors)	72	4,176
Integrated Device Technology, Inc.* (Semiconductors)	468	3,716
Intel Corp. (Semiconductors)	15,516	375,797
InterDigital, Inc. (Telecommunications)	144	6,430
International Rectifier Corp.* (Semiconductors)	216	4,523
KLA-Tencor Corp. (Semiconductors)	504	28,088
Lam Research Corp.* (Semiconductors)	504	22,347
Linear Technology Corp. (Semiconductors)	720	26,525
LSI Logic Corp.* (Semiconductors)	1,728	12,338
Marvell Technology Group, Ltd. (Semiconductors)	1,332	15,598
Maxim Integrated Products, Inc. (Semiconductors)	900	25,002
Microchip Technology, Inc. (Semiconductors)	612	22,797
Micron Technology, Inc.* (Semiconductors)	3,204	45,913
Microsemi Corp.* (Semiconductors)	288	6,552
NVIDIA Corp. (Semiconductors)	1,800	25,254
ON Semiconductor Corp.* (Semiconductors)	1,404	11,344
PMC-Sierra, Inc.* (Semiconductors)	648	4,115
RF Micro Devices, Inc.* (Telecommunications)	864	4,622
SanDisk Corp.* (Computers)	756	46,192
Semtech Corp.* (Semiconductors)	216	7,566
Silicon Laboratories, Inc.* (Semiconductors)	108	4,472
Skyworks Solutions, Inc.* (Semiconductors)	612	13,397
Teradyne, Inc.* (Semiconductors)	612	10,753
Texas Instruments, Inc. (Semiconductors)	3,456	120,511
Xilinx, Inc. (Semiconductors)	828	32,797
TOTAL COMMON STOCKS (Cost $552,034)		1,154,058

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%, dated 6/28/13, due 7/1/13, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES (Cost $557,034)—76.4%		1,159,058
Net other assets (liabilities)—23.6%		357,360
NET ASSETS—100.0%		$1,516,418

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$359,957	$(43)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 253

ProFund VP Semiconductor invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Computers	$46,192	3.0%
Semiconductors	1,096,814	72.4%
Telecommunications	11,052	0.7%
Other**	362,360	23.9%
Total	$1,516,418	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

254 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$557,034
Securities, at value	1,154,058
Repurchase agreements, at value	5,000
Total Investment Securities, at value	1,159,058
Cash	623
Dividends and interest receivable	139
Receivable for capital shares issued	201,558
Receivable for investments sold	160,264
Prepaid expenses	31
TOTAL ASSETS	1,521,673
LIABILITIES:
Payable for capital shares redeemed	2,342
Unrealized loss on swap agreements	43
Advisory fees payable	318
Management services fees payable	42
Administration fees payable	50
Administrative services fees payable	472
Distribution fees payable	425
Transfer agency fees payable	160
Fund accounting fees payable	110
Compliance services fees payable	13
Other accrued expenses	1,280
TOTAL LIABILITIES	5,255
NET ASSETS	$1,516,418
NET ASSETS CONSIST OF:
Capital	$3,457,277
Accumulated net investment income (loss)	13,854
Accumulated net realized gains (losses) on investments	(2,556,694)
Net unrealized appreciation (depreciation) on investments	601,981
NET ASSETS	$1,516,418
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	70,880
Net Asset Value (offering and redemption price per share)	$21.39

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$15,115
Interest	6
TOTAL INVESTMENT INCOME	15,121
EXPENSES:
Advisory fees	5,243
Management services fees	699
Administration fees	295
Transfer agency fees	472
Administrative services fees	2,241
Distribution fees	1,748
Custody fees	2,755
Fund accounting fees	728
Trustee fees	19
Compliance services fees	8
Other fees	699
Total Gross Expenses before reductions	14,907
Less Expenses reduced by the Advisor	(3,162)
TOTAL NET EXPENSES	11,745
NET INVESTMENT INCOME (LOSS)	3,376
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	25,972
Net realized gains (losses) on swap agreements	(11,285)
Change in net unrealized appreciation/depreciation on investments	160,921
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	175,608
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$178,984

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 255

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$3,376	$16,468
Net realized gains (losses) on investments	14,687	(33,234)
Change in net unrealized appreciation/depreciation on investments	160,921	(104,294)
Change in net assets resulting from operations	178,984	(121,060)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,933)	(6,838)
Change in net assets resulting from distributions	(6,933)	(6,838)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,574,650	16,399,583
Dividends reinvested	6,933	6,838
Value of shares redeemed	(19,405,692)	(16,798,692)
Change in net assets resulting from capital transactions	175,891	(392,271)
Change in net assets	347,942	(520,169)
NET ASSETS:
Beginning of period	1,168,476	1,688,645
End of period	$1,516,418	$1,168,476
Accumulated net investment income (loss)	$13,854	$17,411
SHARE TRANSACTIONS:
Issued	977,410	843,298
Reinvested	335	334
Redeemed	(970,624)	(867,862)
Change in shares	7,121	(24,230)

See accompanying notes to financial statements.

256 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$18.33		$19.19	$19.98	$17.94	$10.94	$21.79

Investment Activities:
Net investment income (loss)(a)	0.05		0.17	0.06	0.01	0.08	(0.04)
Net realized and unrealized gains (losses) on investments	3.13		(0.96)	(0.84)	2.19	6.92	(10.81)
Total income (loss) from investment activities	3.18		(0.79)	(0.78)	2.20	7.00	(10.85)

Distributions to Shareholders From:
Net investment income	(0.12)		(0.07)	(0.01)	(0.16)	—	—

Net Asset Value, End of Period	$21.39		$18.33	$19.19	$19.98	$17.94	$10.94

Total Return	17.45	%(b)	(4.17)%	(3.90)%	12.40%	63.99%	(49.79)%

Ratios to Average Net Assets:
Gross expenses(c)	2.13%		2.09%	2.00%	1.96%	1.89%	1.96%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	0.48%		0.83%	0.32%	0.08%	0.57%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$1,516		$1,168	$1,689	$2,684	$9,575	$1,211
Portfolio turnover rate(d)	1,007	%(b)	821%	498%	385%	576%	418%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                    Not annualized for periods less than one year.

(c)                     Annualized for periods less than one year.

(d)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 257

Investment Objective: The ProFund VP Technology seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	15.6%
Microsoft Corp.	10.7%
Google, Inc.	9.4%
International Business Machines Corp.	8.2%
Cisco Systems, Inc.	5.3%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	52%
Software and Computer Services	48%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
3D Systems Corp.* (Computers)	358	$15,716
ACI Worldwide, Inc.* (Software)	179	8,320
Adobe Systems, Inc.* (Software)	2,148	97,863
ADTRAN, Inc. (Telecommunications)	179	4,405
Advanced Micro Devices, Inc.* (Semiconductors)	2,506	10,224
Akamai Technologies, Inc.* (Software)	716	30,466
Allscripts Healthcare Solutions, Inc.* (Software)	716	9,265
Altera Corp. (Semiconductors)	1,253	41,336
Amdocs, Ltd. (Telecommunications)	716	26,556
Analog Devices, Inc. (Semiconductors)	1,253	56,460
ANSYS, Inc.* (Software)	358	26,170
AOL, Inc. (Internet)	358	13,060
Apple Computer, Inc. (Computers)	3,938	1,559,763
Applied Materials, Inc. (Semiconductors)	5,012	74,729
ARRIS Group, Inc.* (Telecommunications)	537	7,706
Aruba Networks, Inc.* (Telecommunications)	358	5,499
Aspen Technology, Inc.* (Software)	358	10,307
athenahealth, Inc.* (Software)	179	15,165
Atmel Corp.* (Semiconductors)	1,790	13,157
Autodesk, Inc.* (Software)	895	30,376
Avago Technologies, Ltd. (Semiconductors)	895	33,455
BMC Software, Inc.* (Software)	537	24,240
Broadcom Corp.—Class A (Semiconductors)	2,148	72,516
Brocade Communications Systems, Inc.* (Computers)	1,790	10,310
CA, Inc. (Software)	1,432	40,998
CACI International, Inc.—Class A* (Computers)	179	11,365
Cadence Design Systems, Inc.* (Computers)	1,253	18,143
Cavium, Inc.* (Semiconductors)	179	6,331
Cerner Corp.* (Software)	537	51,600
Ciena Corp.* (Telecommunications)	358	6,952
Cirrus Logic, Inc.* (Semiconductors)	179	3,107
Cisco Systems, Inc. (Telecommunications)	22,017	535,234
Citrix Systems, Inc.* (Software)	716	43,196
Cognizant Technology Solutions Corp.* (Computers)	1,253	78,450
CommVault Systems, Inc.* (Software)	179	13,584
Computer Sciences Corp. (Computers)	537	23,504
Compuware Corp. (Software)	895	9,263
Concur Technologies, Inc.* (Software)	179	14,567
Corning, Inc. (Telecommunications)	6,086	86,604
Cree, Inc.* (Semiconductors)	537	34,293
Cypress Semiconductor Corp. (Semiconductors)	537	5,762
Dell, Inc. (Computers)	6,086	81,248
Diebold, Inc. (Computers)	179	6,031
DST Systems, Inc. (Computers)	179	11,694
Electronics for Imaging, Inc.* (Computers)	179	5,064
EMC Corp. (Computers)	8,592	202,943
Equinix, Inc.* (Internet)	179	33,065
F5 Networks, Inc.* (Internet)	358	24,630
Facebook, Inc.—Class A* (Internet)	2,327	57,849
Fair Isaac Corp. (Software)	179	8,204
Fairchild Semiconductor International, Inc.* (Semiconductors)	537	7,411
Finisar Corp.* (Telecommunications)	358	6,068
Fortinet, Inc.* (Computers)	537	9,398
Garmin, Ltd. (Electronics)	537	19,418
Gartner Group, Inc.* (Commercial Services)	358	20,403
Google, Inc.—Class A* (Internet)	1,074	945,518
Harris Corp. (Telecommunications)	537	26,447
Hewlett-Packard Co. (Computers)	7,876	195,325
Hittite Microwave Corp.* (Semiconductors)	179	10,382
IAC/InterActiveCorp (Internet)	358	17,026
Informatica Corp.* (Software)	358	12,523
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	716	13,597
Integrated Device Technology, Inc.* (Semiconductors)	537	4,264
Intel Corp. (Semiconductors)	20,585	498,568
InterDigital, Inc. (Telecommunications)	179	7,992
International Business Machines Corp. (Computers)	4,296	821,009
International Rectifier Corp.* (Semiconductors)	358	7,497
Intuit, Inc. (Software)	1,074	65,546
j2 Global, Inc. (Computers)	179	7,609
JDS Uniphase Corp.* (Telecommunications)	895	12,870
Juniper Networks, Inc.* (Telecommunications)	2,148	41,478
KLA-Tencor Corp. (Semiconductors)	716	39,903
Lam Research Corp.* (Semiconductors)	716	31,747
Lexmark International, Inc.—Class A (Computers)	179	5,472
Linear Technology Corp. (Semiconductors)	895	32,972
LSI Logic Corp.* (Semiconductors)	2,327	16,615

See accompanying notes to financial statements.

258 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Marvell Technology Group, Ltd. (Semiconductors)	1,790	$20,961
Maxim Integrated Products, Inc. (Semiconductors)	1,253	34,808
Mentor Graphics Corp. (Computers)	358	6,999
Microchip Technology, Inc. (Semiconductors)	895	33,339
Micron Technology, Inc.* (Semiconductors)	4,296	61,562
Micros Systems, Inc.* (Computers)	358	15,448
Microsemi Corp.* (Semiconductors)	358	8,145
Microsoft Corp. (Software)	30,967	1,069,291
Motorola Solutions, Inc. (Telecommunications)	1,074	62,002
NCR Corp.* (Computers)	716	23,621
NetApp, Inc.* (Computers)	1,432	54,101
NetSuite, Inc.* (Software)	179	16,421
Nuance Communications, Inc.* (Software)	1,074	19,740
NVIDIA Corp. (Semiconductors)	2,327	32,648
ON Semiconductor Corp.* (Semiconductors)	1,790	14,463
Oracle Corp. (Software)	15,215	467,405
Pitney Bowes, Inc. (Office/Business Equipment)	895	13,139
Plantronics, Inc. (Telecommunications)	179	7,862
PMC-Sierra, Inc.* (Semiconductors)	895	5,683
Polycom, Inc.* (Telecommunications)	716	7,547
Progress Software Corp.* (Software)	179	4,119
PTC, Inc.* (Software)	537	13,172
QLIK Technologies, Inc.* (Software)	358	10,121
Qualcomm, Inc. (Semiconductors)	7,160	437,333
Rackspace Hosting, Inc.* (Internet)	537	20,347
Red Hat, Inc.* (Software)	716	34,239
RF Micro Devices, Inc.* (Telecommunications)	1,074	5,746
Riverbed Technology, Inc.* (Computers)	716	11,141
Rovi Corp.* (Semiconductors)	358	8,177
SAIC, Inc. (Commercial Services)	1,253	17,454
Salesforce.com, Inc.* (Software)	2,327	88,845
SanDisk Corp.* (Computers)	1,074	65,621
Seagate Technology PLC (Computers)	1,253	56,172
Semtech Corp.* (Semiconductors)	358	12,541
Silicon Laboratories, Inc.* (Semiconductors)	179	7,412
Skyworks Solutions, Inc.* (Semiconductors)	716	15,673
Solarwinds, Inc.* (Software)	179	6,947
Solera Holdings, Inc. (Software)	358	19,923
Symantec Corp. (Internet)	2,864	64,354
Synaptics, Inc.* (Computers)	179	6,902
Synopsys, Inc.* (Computers)	716	25,597
Tech Data Corp.* (Electronics)	179	8,429
Teradata Corp.* (Computers)	716	35,965
Teradyne, Inc.* (Semiconductors)	716	12,580
Texas Instruments, Inc. (Semiconductors)	4,654	162,285
The Ultimate Software Group, Inc.* (Software)	179	20,995
Tibco Software, Inc.* (Internet)	716	15,322
Vantiv, Inc.* (Commercial Services)	358	9,881
VeriFone Systems, Inc.* (Software)	537	9,027
VeriSign, Inc.* (Internet)	537	23,982
ViaSat, Inc.* (Telecommunications)	179	12,791
VMware, Inc.—Class A* (Software)	358	23,982
Western Digital Corp. (Computers)	895	55,571
Xerox Corp. (Office/Business Equipment)	5,012	45,459
Xilinx, Inc. (Semiconductors)	1,074	42,541
Yahoo!, Inc.* (Internet)	3,938	98,884
TOTAL COMMON STOCKS (Cost $3,150,316)		9,972,518

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.02%—0.05%, dated 6/28/13, due 7/1/13, total to be received $18,000	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES (Cost $3,168,316)—99.7%		9,990,518
Net other assets (liabilities)—0.3%		28,882
NET ASSETS—100.0%		$10,019,400

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Commercial Services	$47,738	0.5%
Computers	3,420,182	34.1%
Distribution/Wholesale	13,597	0.1%
Electronics	27,847	0.3%
Internet	1,314,037	13.1%
Office/Business Equipment	58,597	0.6%
Semiconductors	1,910,880	19.1%
Software	2,315,881	23.1%
Telecommunications	863,759	8.6%
Other**	46,882	0.5%
Total	$10,019,400	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 259

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$3,168,316
Securities, at value	9,972,518
Repurchase agreements, at value	18,000
Total Investment Securities, at value	9,990,518
Cash	445
Dividends and interest receivable	3,804
Receivable for capital shares issued	7,615
Receivable for investments sold	55,704
Prepaid expenses	198
TOTAL ASSETS	10,058,284
LIABILITIES:
Payable for capital shares redeemed	10,604
Advisory fees payable	5,546
Management services fees payable	739
Administration fees payable	358
Administrative services fees payable	2,708
Distribution fees payable	4,479
Transfer agency fees payable	1,198
Fund accounting fees payable	791
Compliance services fees payable	91
Other accrued expenses	12,370
TOTAL LIABILITIES	38,884
NET ASSETS	$10,019,400
NET ASSETS CONSIST OF:
Capital	$8,662,037
Accumulated net investment income (loss)	7,824
Accumulated net realized gains (losses) on investments	(5,472,663)
Net unrealized appreciation (depreciation) on investments	6,822,202
NET ASSETS	$10,019,400
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	525,124
Net Asset Value (offering and redemption price per share)	$19.08

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$93,972
Interest	8
TOTAL INVESTMENT INCOME	93,980
EXPENSES:
Advisory fees	40,611
Management services fees	5,415
Administration fees	2,457
Transfer agency fees	3,920
Administrative services fees	11,706
Distribution fees	13,537
Custody fees	7,370
Fund accounting fees	5,570
Trustee fees	156
Compliance services fees	60
Other fees	5,194
Total Gross Expenses before reductions	95,996
Less Expenses reduced by the Advisor	(5,028)
TOTAL NET EXPENSES	90,968
NET INVESTMENT INCOME (LOSS)	3,012
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,681,365
Net realized gains (losses) on swap agreements	33,999
Change in net unrealized appreciation/depreciation on investments	(1,234,494)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	480,870
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$483,882

See accompanying notes to financial statements.

260 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$3,012	$(47,909)
Net realized gains (losses) on investments	1,715,364	37,024
Change in net unrealized appreciation/depreciation on investments	(1,234,494)	529,055
Change in net assets resulting from operations	483,882	518,170
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,331,848	33,682,595
Value of shares redeemed	(11,821,122)	(38,986,322)
Change in net assets resulting from capital transactions	(2,489,274)	(5,303,727)
Change in net assets	(2,005,392)	(4,785,557)
NET ASSETS:
Beginning of period	12,024,792	16,810,349
End of period	$10,019,400	$12,024,792
Accumulated net investment income (loss)	$7,824	$4,812
SHARE TRANSACTIONS:
Issued	489,630	1,754,051
Redeemed	(621,429)	(2,110,526)
Change in shares	(131,799)	(356,475)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Technology :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$18.30		$16.59	$16.82	$15.19	$9.41	$16.91

Investment Activities:
Net investment income (loss)(a)	0.01		(0.06)	(0.10)	(0.11)	(0.08)	(0.11)
Net realized and unrealized gains (losses) on investments	0.77		1.77	(0.13)	1.74	5.86	(7.39)
Total income (loss) from investment activities	0.78		1.71	(0.23)	1.63	5.78	(7.50)

Net Asset Value, End of Period	$19.08		$18.30	$16.59	$16.82	$15.19	$9.41

Total Return	4.26	%(b)	10.31%	(1.37)%	10.73%	61.42%	(44.35)%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.81%	1.76%	1.74%	1.79%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.63%
Net investment income (loss)(c)	0.06%		(0.30)%	(0.61)%	(0.75)%	(0.64)%	(0.82)%

Supplemental Data:
Net assets, end of period (000’s)	$10,019		$12,025	$16,810	$15,783	$27,016	$7,017
Portfolio turnover rate(d)	70	%(b)	195%	143%	103%	225%	238%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                    Not annualized for periods less than one year.

(c)                     Annualized for periods less than one year.

(d)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

262 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective: The ProFund VP Telecommunications seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	44%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	25.0%
Verizon Communications, Inc.	18.9%
CenturyLink, Inc.	2.8%
Crown Castle International Corp.	2.8%
Sprint Nextel Corp.	2.8%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	86%
Mobile Telecommunications	14%

Schedule of Portfolio Investments (unaudited)

Common Stocks (56.6%)

	Shares	Value
AT&T, Inc. (Telecommunications)	103,292	$3,656,537
CenturyLink, Inc. (Telecommunications)	11,718	414,231
Crown Castle International Corp.* (Telecommunications)	5,642	408,424
Frontier Communications Corp. (Telecommunications)	19,096	77,339
Level 3 Communications, Inc.* (Telecommunications)	3,038	64,041
NII Holdings, Inc.—Class B* (Telecommunications)	3,255	21,711
SBA Communications Corp.—Class A* (Telecommunications)	2,387	176,924
Sprint Nextel Corp.* (Telecommunications)	57,939	406,732
Telephone & Data Systems, Inc. (Telecommunications)	1,953	48,141
T-Mobile US, Inc.* (Telecommunications)	3,255	80,757
tw telecom, Inc.* (Telecommunications)	2,821	79,383
Verizon Communications, Inc. (Telecommunications)	54,901	2,763,716
Windstream Corp. (Telecommunications)	11,284	87,000
TOTAL COMMON STOCKS (Cost $5,563,304)		8,284,936
TOTAL INVESTMENT SECURITIES (Cost $5,563,304)—56.6%		8,284,936
Net other assets (liabilities)—43.4%		6,347,975
NET ASSETS—100.0%		$14,632,911

*                           Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$6,379,234	$(766)

ProFund VP Telecommunications invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Telecommunications	$8,284,936	56.6%
Other**	6,347,975	43.4%
Total	$14,632,911	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 263

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$5,563,304
Securities, at value	8,284,936
Total Investment Securities, at value	8,284,936
Dividends receivable	5,031
Receivable for capital shares issued	29,686
Receivable for investments sold	6,489,611
Prepaid expenses	231
TOTAL ASSETS	14,809,495
LIABILITIES:
Payable for capital shares redeemed	75,791
Cash overdraft	54,459
Unrealized loss on swap agreements	766
Advisory fees payable	8,019
Management services fees payable	1,069
Administration fees payable	533
Administrative services fees payable	6,748
Distribution fees payable	6,057
Trustee fees payable	5
Transfer agency fees payable	1,924
Fund accounting fees payable	1,177
Compliance services fees payable	129
Other accrued expenses	19,907
TOTAL LIABILITIES	176,584
NET ASSETS	$14,632,911
NET ASSETS CONSIST OF:
Capital	$15,122,358
Accumulated net investment income (loss)	219,834
Accumulated net realized gains (losses) on investments	(3,430,147)
Net unrealized appreciation (depreciation) on investments	2,720,866
NET ASSETS	$14,632,911
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,706,593
Net Asset Value (offering and redemption price per share)	$8.57

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$348,514
Interest	72
TOTAL INVESTMENT INCOME	348,586
EXPENSES:
Advisory fees	59,266
Management services fees	7,902
Administration fees	3,649
Transfer agency fees	5,832
Administrative services fees	24,291
Distribution fees	19,755
Custody fees	2,051
Fund accounting fees	7,661
Trustee fees	228
Compliance services fees	89
Other fees	8,421
Total Gross Expenses before reductions	139,145
Less Expenses reduced by the Advisor	(6,388)
TOTAL NET EXPENSES	132,757
NET INVESTMENT INCOME (LOSS)	215,829
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	802,885
Net realized gains (losses) on swap agreements	361,291
Change in net unrealized appreciation/depreciation on investments	27,647
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,191,823
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,407,652

See accompanying notes to financial statements.

264 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$215,829	$483,993
Net realized gains (losses) on investments	1,164,176	776,146
Change in net unrealized appreciation/depreciation on investments	27,647	1,262,179
Change in net assets resulting from operations	1,407,652	2,522,318
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(479,988)	(443,513)
Net realized gains on investments	(726,619)	—
Change in net assets resulting from distributions	(1,206,607)	(443,513)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,535,096	45,766,949
Dividends reinvested	1,206,607	443,513
Value of shares redeemed	(21,921,861)	(36,017,704)
Change in net assets resulting from capital transactions	(6,180,158)	10,192,758
Change in net assets	(5,979,113)	12,271,563
NET ASSETS:
Beginning of period	20,612,024	8,340,461
End of period	$14,632,911	$20,612,024
Accumulated net investment income (loss)	$219,834	$483,993
SHARE TRANSACTIONS:
Issued	1,621,459	5,621,346
Reinvested	133,032	58,978
Redeemed	(2,515,076)	(4,329,217)
Change in shares	(760,585)	1,351,107

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$8.35		$7.47	$7.56	$6.73	$6.76	$19.31

Investment Activities:
Net investment income (loss)(a)	0.12		0.21	0.24	0.24	0.36	0.35
Net realized and unrealized gains (losses) on investments	0.71		0.99	(0.10)	0.79	0.10	(5.89)
Total income (loss) from investment activities	0.83		1.20	0.14	1.03	0.46	(5.54)

Distributions to Shareholders From:
Net investment income	(0.24)		(0.32)	(0.23)	(0.20)	(0.49)	(1.07)
Net realized gains on investments	(0.37)		—	—	—	—	(5.94)
Total distributions	(0.61)		(0.32)	(0.23)	(0.20)	(0.49)	(7.01)

Net Asset Value, End of Period	$8.57		$8.35	$7.47	$7.56	$6.73	$6.76

Total Return	9.64	%(b)	16.52%	1.87%	15.68%	7.32%	(34.42)%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.85%	1.82%	1.78%	1.87%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	2.73%		2.50%	3.16%	3.51%	5.61%	2.70%

Supplemental Data:
Net assets, end of period (000’s)	$14,633		$20,612	$8,340	$17,796	$11,730	$14,371
Portfolio turnover rate(d)	221	%(b)	439%	331%	337%	689%	613%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                    Not annualized for periods less than one year.

(c)                     Annualized for periods less than one year.

(d)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

266 :: ProFund VP Utilities :: Financial Statements

Investment Objective: The ProFund VP Utilities seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	8.0%
Southern Co.	6.5%
Dominion Resources, Inc.	5.5%
NextEra Energy, Inc.	4.9%
Exelon Corp.	4.4%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	67%
Gas,Water & MultiUtilities	33%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
AGL Resources, Inc. (Gas)	7,326	$313,992
ALLETE, Inc. (Electric)	2,331	116,200
Alliant Energy Corp. (Electric)	6,660	335,797
Ameren Corp. (Electric)	14,985	516,083
American Electric Power, Inc. (Electric)	29,637	1,327,145
American Water Works Co., Inc. (Water)	10,989	453,076
Aqua America, Inc. (Water)	8,658	270,909
Atmos Energy Corp. (Gas)	5,661	232,441
Avista Corp. (Electric)	3,663	98,974
Black Hills Corp. (Electric)	2,664	129,870
Calpine Corp.* (Electric)	23,310	494,871
CenterPoint Energy, Inc. (Gas)	26,307	617,951
Cleco Corp. (Electric)	3,663	170,073
CMS Energy Corp. (Electric)	16,317	443,333
Consolidated Edison, Inc. (Electric)	17,982	1,048,530
Dominion Resources, Inc. (Electric)	35,298	2,005,633
DTE Energy Co. (Electric)	10,656	714,059
Duke Energy Corp. (Electric)	43,290	2,922,075
Dynegy, Inc.* (Electric)	5,994	135,165
Edison International (Electric)	19,980	962,237
El Paso Electric Co. (Electric)	2,331	82,308
Entergy Corp. (Electric)	10,989	765,714
Exelon Corp. (Electric)	52,281	1,614,437
FirstEnergy Corp. (Electric)	25,641	957,435
Great Plains Energy, Inc. (Electric)	9,324	210,163
Hawaiian Electric Industries, Inc. (Electric)	5,994	151,708
IDACORP, Inc. (Electric)	2,997	143,137
Integrys Energy Group, Inc. (Electric)	4,995	292,357
ITC Holdings Corp. (Electric)	3,330	304,029
National Fuel Gas Co. (Electric)	4,995	289,460
New Jersey Resources Corp. (Gas)	2,664	110,636
NextEra Energy, Inc. (Electric)	21,978	1,790,767
NiSource, Inc. (Gas)	18,981	543,616
Northeast Utilities System (Electric)	19,314	811,574
Northwest Natural Gas Co. (Gas)	1,665	70,729
NorthWestern Corp. (Electric)	2,331	93,007
NRG Energy, Inc. (Electric)	19,647	524,575
NV Energy, Inc. (Electric)	14,319	335,924
ONEOK, Inc. (Pipelines)	12,654	522,737
Pepco Holdings, Inc. (Electric)	15,318	308,811
PG&E Corp. (Electric)	26,973	1,233,475
Piedmont Natural Gas Co., Inc. (Gas)	4,662	157,296
Pinnacle West Capital Corp. (Electric)	6,660	369,430
PNM Resources, Inc. (Electric)	4,995	110,839
Portland General Electric Co. (Electric)	4,662	142,611
PPL Corp. (Electric)	36,297	1,098,347
Public Service Enterprise Group, Inc. (Electric)	30,969	1,011,448
Questar Corp. (Gas)	10,656	254,146
SCANA Corp. (Electric)	8,658	425,108
Sempra Energy (Gas)	13,653	1,116,269
South Jersey Industries, Inc. (Gas)	1,998	114,705
Southern Co. (Electric)	53,280	2,351,247
Southwest Gas Corp. (Gas)	2,997	140,230
Spectra Energy Corp. (Pipelines)	40,959	1,411,447
TECO Energy, Inc. (Electric)	12,654	217,522
The AES Corp. (Electric)	37,962	455,164
UGI Corp. (Gas)	6,993	273,496
UIL Holdings Corp. (Electric)	2,997	114,635
UNS Energy Corp. (Electric)	2,664	119,161
Vectren Corp. (Gas)	4,995	168,981
Westar Energy, Inc. (Electric)	7,659	244,782
WGL Holdings, Inc. (Gas)	2,997	129,530
Wisconsin Energy Corp. (Electric)	13,986	573,286
Xcel Energy, Inc. (Electric)	30,303	858,787
TOTAL COMMON STOCKS (Cost $19,100,423)		36,323,480
TOTAL INVESTMENT SECURITIES (Cost $19,100,423)—100.0%		36,323,480
Net other assets (liabilities)—NM		3,237
NET ASSETS—100.0%		$36,326,717

*  Non-income producing security

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 267

ProFund VP Utilities invested in the following industries as of June 30, 2013:

	Value	% of Net Assets
Electric	$29,421,293	81.0%
Gas	4,244,018	11.7%
Pipelines	1,934,184	5.3%
Water	723,985	2.0%
Other**	3,237	NM
Total	$36,326,717	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

268 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Total Investment Securities, at cost	$19,100,423
Securities, at value	36,323,480
Total Investment Securities, at value	36,323,480
Dividends receivable	74,229
Receivable for capital shares issued	207,540
Prepaid expenses	608
TOTAL ASSETS	36,605,857
LIABILITIES:
Payable for capital shares redeemed	1,967
Cash overdraft	185,843
Advisory fees payable	17,961
Management services fees payable	2,395
Administration fees payable	1,262
Administrative services fees payable	14,231
Distribution fees payable	12,242
Trustee fees payable	12
Transfer agency fees payable	4,482
Fund accounting fees payable	2,789
Compliance services fees payable	308
Other accrued expenses	35,648
TOTAL LIABILITIES	279,140
NET ASSETS	$36,326,717
NET ASSETS CONSIST OF:
Capital	$25,173,790
Accumulated net investment income (loss)	404,797
Accumulated net realized gains (losses) on investments	(6,474,927)
Net unrealized appreciation (depreciation) on investments	17,223,057
NET ASSETS	$36,326,717
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,059,961
Net Asset Value (offering and redemption price per share)	$34.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Dividends	$713,155
Interest	12
TOTAL INVESTMENT INCOME	713,167
EXPENSES:
Advisory fees	138,519
Management services fees	18,469
Administration fees	7,711
Transfer agency fees	12,343
Administrative services fees	59,498
Distribution fees	46,173
Custody fees	4,797
Fund accounting fees	16,300
Trustee fees	489
Compliance services fees	200
Other fees	21,651
Total Gross Expenses before reductions	326,150
Less Expenses reduced by the Advisor	(15,867)
TOTAL NET EXPENSES	310,283
NET INVESTMENT INCOME (LOSS)	402,884
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	920,329
Change in net unrealized appreciation/depreciation on investments	2,080,490
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,000,819
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,403,703

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 269

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$402,884	$1,026,879
Net realized gains (losses) on investments	920,329	550,063
Change in net unrealized appreciation/depreciation on investments	2,080,490	(2,162,189)
Change in net assets resulting from operations	3,403,703	(585,247)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,024,965)	(1,039,189)
Change in net assets resulting from distributions	(1,024,965)	(1,039,189)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,558,675	46,563,136
Dividends reinvested	1,024,965	1,039,189
Value of shares redeemed	(28,170,661)	(70,423,091)
Change in net assets resulting from capital transactions	(1,587,021)	(22,820,766)
Change in net assets	791,717	(24,445,202)
NET ASSETS:
Beginning of period	35,535,000	59,980,202
End of period	$36,326,717	$35,535,000
Accumulated net investment income (loss)	$404,797	$1,026,878
SHARE TRANSACTIONS:
Issued	731,371	1,447,053
Reinvested	27,769	33,511
Redeemed	(820,942)	(2,206,008)
Change in shares	(61,802)	(725,444)

See accompanying notes to financial statements.

270 :: ProFund VP Utilities :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$31.68		$32.47	$28.36	$27.45	$25.78	$39.33

Investment Activities:
Net investment income (loss)(a)	0.37		0.73	0.75	0.71	0.71	0.53
Net realized and unrealized gains (losses) on investments	3.08		(0.70)	4.11	0.86	2.00	(12.26)
Total income (loss) from investment activities	3.45		0.03	4.86	1.57	2.71	(11.73)

Distributions to Shareholders From:
Net investment income	(0.86)		(0.82)	(0.75)	(0.66)	(1.04)	(0.91)
Net realized gains on investments	—		—	—	—	—	(0.91)
Total distributions	(0.86)		(0.82)	(0.75)	(0.66)	(1.04)	(1.82)

Net Asset Value, End of Period	$34.27		$31.68	$32.47	$28.36	$27.45	$25.78

Total Return	10.70	%(b)	0.14%	17.51%	5.95%	10.73%	(30.70)%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.86%	1.80%	1.77%	1.83%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.66%	1.63%
Net investment income (loss)(c)	2.18%		2.28%	2.51%	2.65%	2.84%	1.54%

Supplemental Data:
Net assets, end of period (000’s)	$36,327		$35,535	$59,980	$33,894	$38,269	$35,540
Portfolio turnover rate(d)	50	%(b)	56%	81%	61%	139%	82%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 271

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	49%
Swap Agreements	76%
Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (49.1%)

	Principal Amount	Value
U.S. Treasury Bond, 2.875%, 5/15/43	$18,140,000	$16,077,992
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,676,815)		16,077,992

Repurchase Agreements(a)(b) (60.4%)

Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $19,788,025	19,788,000	19,788,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,788,000)		19,788,000
TOTAL INVESTMENT SECURITIES (Cost $36,464,815)—109.5%		35,865,992
Net other assets (liabilities)—(9.5)%		(3,118,508)
NET ASSETS—100.0%		$32,747,484

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $2,340,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.875% due 5/15/43	$14,181,250	$(854,869)
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 2.875% due 5/15/43	10,635,938	(506,990)
		$(1,361,859)

See accompanying notes to financial statements.

272 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$36,464,815
Securities, at value	16,077,992
Repurchase agreements, at value	19,788,000
Total Investment Securities, at value	35,865,992
Cash	638
Interest receivable	66,683
Receivable for capital shares issued	253,039
Prepaid expenses	788
TOTAL ASSETS	36,187,140
LIABILITIES:
Payable for capital shares redeemed	1,964,435
Unrealized loss on swap agreements	1,361,859
Advisory fees payable	12,451
Management services fees payable	2,490
Administration fees payable	1,301
Administrative services fees payable	14,761
Distribution fees payable	16,139
Trustee fees payable	13
Transfer agency fees payable	4,765
Fund accounting fees payable	2,875
Compliance services fees payable	371
Other accrued expenses	58,196
TOTAL LIABILITIES	3,439,656
NET ASSETS	$32,747,484
NET ASSETS CONSIST OF:
Capital	$49,504,966
Accumulated net investment income (loss)	26,827
Accumulated net realized gains (losses) on investments	(14,823,627)
Net unrealized appreciation (depreciation) on investments	(1,960,682)
NET ASSETS	$32,747,484
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,675,328
Net Asset Value (offering and redemption price per share)	$19.55

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$328,677
EXPENSES:
Advisory fees	109,366
Management services fees	21,873
Administration fees	11,021
Transfer agency fees	17,572
Administrative services fees	60,648
Distribution fees	54,683
Custody fees	4,507
Fund accounting fees	22,946
Trustee fees	724
Compliance services fees	262
Other fees	19,402
Total Gross Expenses before reductions	323,004
Less Expenses reduced by the Advisor	(21,154)
TOTAL NET EXPENSES	301,850
NET INVESTMENT INCOME (LOSS)	26,827
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,332,710)
Net realized gains (losses) on futures contracts	73,347
Net realized gains (losses) on swap agreements	(3,497,197)
Change in net unrealized appreciation/depreciation on investments	840,399
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,916,161)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,889,334)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 273

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$26,827	$(36,468)
Net realized gains (losses) on investments	(5,756,560)	4,751,481
Change in net unrealized appreciation/depreciation on investments	840,399	(5,495,499)
Change in net assets resulting from operations	(4,889,334)	(780,486)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,024,779)	(10,076,403)
Change in net assets resulting from distributions	(3,024,779)	(10,076,403)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	221,780,012	590,747,908
Dividends reinvested	2,854,366	10,076,403
Value of shares redeemed	(231,348,844)	(606,870,337)
Change in net assets resulting from capital transactions	(6,714,466)	(6,046,026)
Change in net assets	(14,628,579)	(16,902,915)
NET ASSETS:
Beginning of period	47,376,063	64,278,978
End of period	$32,747,484	$47,376,063
Accumulated net investment income (loss)	$26,827	$—
SHARE TRANSACTIONS:
Issued	10,128,941	23,899,330
Reinvested	126,748	463,923
Redeemed	(10,641,001)	(24,590,959)
Change in shares	(385,312)	(227,706)

See accompanying notes to financial statements.

274 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$22.99		$28.09	$19.61		$17.88	$47.26	$32.10

Investment Activities:
Net investment income (loss)(a)	0.01		(0.01)	—	(b)	0.08	(0.05)	0.58
Net realized and unrealized gains (losses) on investments	(2.39)		(0.01)	8.52		1.73	(14.27)	15.15
Total income (loss) from investment activities	(2.38)		(0.02)	8.52		1.81	(14.32)	15.73

Distributions to Shareholders From:
Net investment income	—		—	(0.04)		(0.08)	—	(0.57)
Net realized gains on investments	(1.06)		(5.08)	—		—	(15.05)	—
Return of capital	—		—	—		—	(0.01)	—
Total distributions	(1.06)		(5.08)	(0.04)		(0.08)	(15.06)	(0.57)

Net Asset Value, End of Period	$19.55		$22.99	$28.09		$19.61	$17.88	$47.26

Total Return	(11.00	)%(c)	0.97%	43.51%		10.10%	(32.62)%	49.73%

Ratios to Average Net Assets:
Gross expenses(d)	1.48%		1.56%	1.51%		1.47%	1.53%	1.45%
Net expenses(d)	1.38%		1.38%	1.38%		1.38%	1.36%	1.33%
Net investment income (loss)(d)	0.12%		(0.06)%	—	%(e)	0.42%	(0.16)%	1.71%

Supplemental Data:
Net assets, end of period (000’s)	$32,747		$47,376	$64,279		$40,789	$42,382	$125,484
Portfolio turnover rate(f)	501	%(c)	899%	902%		658%	808%	464%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Amount is less than 0.005%.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 275

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $33,105,042	$33,105,000	$33,105,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,105,000)		33,105,000
TOTAL INVESTMENT SECURITIES (Cost $33,105,000)—103.8%		33,105,000
Net other assets (liabilities)—(3.8)%		(1,198,006)
NET ASSETS—100.0%		$31,906,994

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $1,004,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.875% due 5/15/43	$(36,250,820)	$(751,404)
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 2.875% due 5/15/43	(3,279,414)	155,862
		$(595,542)

See accompanying notes to financial statements.

276 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$33,105,000
Repurchase agreements, at value	33,105,000
Total Investment Securities, at value	33,105,000
Cash	176
Segregated cash balances with custodian	100
Interest receivable	126
Unrealized gain on swap agreements	155,862
Receivable for capital shares issued	199,074
Prepaid expenses	377
TOTAL ASSETS	33,460,715
LIABILITIES:
Payable for capital shares redeemed	734,288
Unrealized loss on swap agreements	751,404
Advisory fees payable	16,181
Management services fees payable	2,158
Administration fees payable	939
Administrative services fees payable	9,572
Distribution fees payable	10,151
Trustee fees payable	9
Transfer agency fees payable	2,920
Fund accounting fees payable	2,075
Compliance services fees payable	201
Other accrued expenses	23,823
TOTAL LIABILITIES	1,553,721
NET ASSETS	$31,906,994
NET ASSETS CONSIST OF:
Capital	$115,412,108
Accumulated net investment income (loss)	(184,393)
Accumulated net realized gains (losses) on investments	(82,725,179)
Net unrealized appreciation (depreciation) on investments	(595,542)
NET ASSETS	$31,906,994
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,192,951
Net Asset Value (offering and redemption price per share)	$7.61

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$4,633
EXPENSES:
Advisory fees	84,387
Management services fees	11,252
Administration fees	5,136
Transfer agency fees	8,259
Administrative services fees	30,544
Distribution fees	28,129
Custody fees	2,012
Fund accounting fees	10,765
Trustee fees	316
Compliance services fees	142
Other fees	11,365
Total Gross Expenses before reductions	192,307
Less Expenses reduced by the Advisor	(3,281)
TOTAL NET EXPENSES	189,026
NET INVESTMENT INCOME (LOSS)	(184,393)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(73)
Net realized gains (losses) on futures contracts	14,348
Net realized gains (losses) on swap agreements	2,151,417
Change in net unrealized appreciation/depreciation on investments	(416,450)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,749,242
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,564,849

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 277

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(184,393)	$(368,035)
Net realized gains (losses) on investments	2,165,692	(2,907,846)
Change in net unrealized appreciation/depreciation on investments	(416,450)	1,236,674
Change in net assets resulting from operations	1,564,849	(2,039,207)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	79,743,428	282,132,505
Value of shares redeemed	(69,002,413)	(282,410,162)
Change in net assets resulting from capital transactions	10,741,015	(277,657)
Change in net assets	12,305,864	(2,316,864)
NET ASSETS:
Beginning of period	19,601,130	21,917,994
End of period	$31,906,994	$19,601,130
Accumulated net investment income (loss)	$(184,393)	$—
SHARE TRANSACTIONS:
Issued	10,996,566	38,880,380
Redeemed	(9,612,030)	(38,995,562)
Change in shares	1,384,536	(115,182)

See accompanying notes to financial statements.

278 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$6.98		$7.50	$12.00	$14.29		$10.87	$18.53

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.11)	(0.18)	(0.20)		(0.21)	0.08
Net realized and unrealized gains (losses) on investments	0.69		(0.41)	(4.32)	(2.09)		3.70	(6.82)
Total income (loss) from investment activities	0.63		(0.52)	(4.50)	(2.29)		3.49	(6.74)

Distributions to Shareholders From:
Net investment income	—		—	—	—		(0.07)	(0.92)

Net Asset Value, End of Period	$7.61		$6.98	$7.50	$12.00		$14.29	$10.87

Total Return	9.03	%(b)	(6.93)%	(37.50)%	(16.03)%		32.18%	(37.97)%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.79%	1.70%	1.71%		1.73%	1.68%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%		1.66%	1.63%
Net investment income (loss)(c)	(1.64)%		(1.57)%	(1.64)%	(1.57)%		(1.57)%	0.44%

Supplemental Data:
Net assets, end of period (000’s)	$31,907		$19,601	$21,918	$59,488		$55,810	$36,590
Portfolio turnover rate(d)	—		—	—	436	%(e)	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)           Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 279

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (89.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $884,001	$884,000	$884,000
TOTAL REPURCHASE AGREEMENTS (Cost $884,000)		884,000
TOTAL INVESTMENT SECURITIES (Cost $884,000)—89.8%		884,000
Net other assets (liabilities)—10.2%		100,592
NET ASSETS—100.0%		$984,592

(a)         A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2013, the aggregate amount held in a segregated account was $54,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

280 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At June 30, 2013, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	7/12/13	49,165	$75,544	$74,759	$(785)
Canadian Dollar vs. U.S. Dollar	7/12/13	60,895	58,709	57,901	(808)
Euro vs. U.S. Dollar	7/12/13	263,338	344,241	342,751	(1,490)
Japanese Yen vs. U.S. Dollar	7/12/13	9,664,813	97,276	97,472	196
Swedish Krona vs. U.S. Dollar	7/12/13	92,480	13,992	13,796	(196)
Swiss Franc vs. U.S. Dollar	7/12/13	17,968	19,014	19,030	16
Total Long Contracts			$608,776	$605,709	$(3,067)

At June 30, 2013, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	7/12/13	20,663	$31,737	$31,419	$(318)
Canadian Dollar vs. U.S. Dollar	7/12/13	21,800	21,004	20,728	(276)
Euro vs. U.S. Dollar	7/12/13	134,516	175,841	175,081	(760)
Japanese Yen vs. U.S. Dollar	7/12/13	2,757,069	27,704	27,806	102
Swedish Krona vs. U.S. Dollar	7/12/13	157,714	23,866	23,528	(338)
Swiss Franc vs. U.S. Dollar	7/12/13	13,073	13,827	13,846	19
Total Long Contracts			$293,979	$292,408	$(1,571)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 281

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$884,000
Repurchase agreements, at value	884,000
Total Investment Securities, at value	884,000
Cash	622
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	333
Interest receivable	3
Receivable for capital shares issued	106,309
Prepaid expenses	18
TOTAL ASSETS	991,605
LIABILITIES:
Unrealized depreciation on forward currency contracts	4,971
Advisory fees payable	198
Management services fees payable	26
Administration fees payable	32
Administrative services fees payable	587
Distribution fees payable	578
Transfer agency fees payable	111
Fund accounting fees payable	70
Compliance services fees payable	9
Other accrued expenses	431
TOTAL LIABILITIES	7,013
NET ASSETS	$984,592
NET ASSETS CONSIST OF:
Capital	$3,155,403
Accumulated net investment income (loss)	(8,493)
Accumulated net realized gains (losses) on investments	(2,157,680)
Net unrealized appreciation (depreciation) on investments	(4,638)
NET ASSETS	$984,592
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	36,475
Net Asset Value (offering and redemption price per share)	$26.99

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$232
EXPENSES:
Advisory fees	3,895
Management services fees	519
Administration fees	178
Transfer agency fees	283
Administrative services fees	1,288
Distribution fees	1,298
Custody fees	2,100
Fund accounting fees	369
Trustee fees	11
Compliance services fees	5
Printing fees	1,202
Other fees	381
Total Gross Expenses before reductions	11,529
Less Expenses reduced by the Advisor	(2,804)
TOTAL NET EXPENSES	8,725
NET INVESTMENT INCOME (LOSS)	(8,493)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(47,748)
Change in net unrealized appreciation/depreciation on investments	(5,378)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(53,126)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,619)

See accompanying notes to financial statements.

282 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(8,493)	$(18,228)
Net realized gains (losses) on investments	(47,748)	(25,419)
Change in net unrealized appreciation/depreciation on investments	(5,378)	30,947
Change in net assets resulting from operations	(61,619)	(12,700)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,421,862	1,719,537
Value of shares redeemed	(1,558,368)	(1,902,305)
Change in net assets resulting from capital transactions	(136,506)	(182,768)
Change in net assets	(198,125)	(195,468)
NET ASSETS:
Beginning of period	1,182,717	1,378,185
End of period	$984,592	$1,182,717
Accumulated net investment income (loss)	$(8,493)	$—
SHARE TRANSACTIONS:
Issued	51,102	60,365
Redeemed	(56,352)	(66,877)
Change in shares	(5,250)	(6,512)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$28.35		$28.57	$29.37	$30.15		$30.18		$31.85

Investment Activities:
Net investment income (loss)(a)	(0.22)		(0.45)	(0.50)	(0.50)		(0.55)		0.15
Net realized and unrealized gains (losses) on investments	(1.14)		0.23	(0.30)	(0.28)		1.49		(1.70)
Total income (loss) from investment activities	(1.36)		(0.22)	(0.80)	(0.78)		0.94		(1.55)

Distributions to Shareholders From:
Net investment income	—		—	—	—		(0.97)		(0.08)
Net realized gains on investments	—		—	—	—		—		(0.04)
Total distributions	—		—	—	—		(0.97)		(0.12)

Net Asset Value, End of Period	$26.99		$28.35	$28.57	$29.37		$30.15		$30.18

Total Return	(4.76	)%(b)	(0.77)%	(2.72)%	(2.59)%		3.04%		(4.86)%

Ratios to Average Net Assets:
Gross expenses(c)	2.22%		2.36%	1.99%	1.92%		2.03%		1.62%
Net expenses(c)	1.68%		1.68%	1.68%	1.82	%(d)	1.91	%(d)	1.58%
Net investment income (loss)(c)	(1.64)%		(1.58)%	(1.65)%	(1.72)%		(1.82)%		0.46%

Supplemental Data:
Net assets, end of period (000’s)	$985		$1,183	$1,378	$1,315		$1,911		$2,339
Portfolio turnover rate(e)	—		—	—	—		—		—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

284 :: ProFund VP Money Market :: Financial Statements

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2013

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	104%
Total Exposure	104%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (103.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.10%, dated 6/28/13, due 7/1/13, total to be received $248,974,315	$248,974,000	$248,974,000
TOTAL REPURCHASE AGREEMENTS (Cost $248,974,000)		248,974,000
TOTAL INVESTMENT SECURITIES (Cost $248,974,000)—103.6%		248,974,000
Net other assets (liabilities)—(3.6)%		(8,713,215)
NET ASSETS—100.0%		$240,260,785

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Money Market :: 285

Statement of Assets and Liabilities (unaudited)
June 30, 2013

ASSETS:
Total Investment Securities, at cost	$248,974,000
Repurchase agreements, at value	248,974,000
Total Investment Securities, at value	248,974,000
Cash	816
Interest receivable	944
Receivable for capital shares issued	6,343,253
Receivable from Advisor	49,321
Prepaid expenses	3,067
TOTAL ASSETS	255,371,401
LIABILITIES:
Payable for capital shares redeemed	14,766,339
Administration fees payable	7,763
Trustee fees payable	76
Transfer agency fees payable	24,417
Fund accounting fees payable	17,150
Compliance services fees payable	1,745
Other accrued expenses	293,126
TOTAL LIABILITIES	15,110,616
NET ASSETS	$240,260,785
NET ASSETS CONSIST OF:
Capital	$240,261,355
Accumulated net realized gains (losses) on investments	(570)
NET ASSETS	$240,260,785
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	240,261,355
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME:
Interest	$41,988

EXPENSES:
Advisory fees	749,490
Management services fees	99,931
Administration fees	56,017
Transfer agency fees	89,810
Custody fees	6,472
Fund accounting fees	117,127
Trustee fees	3,464
Compliance services fees	1,527
Other fees	83,866
Total Gross Expenses before reductions	1,207,704
Less Expenses reduced by the Advisor	(1,185,670)
TOTAL NET EXPENSES	22,034
NET INVESTMENT INCOME	19,954
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(570)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	(570)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,384

See accompanying notes to financial statements.

286 :: ProFund VP Money Market :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income	$19,954	$38,020
Net realized gains (losses) on investments	(570)	—
Change in net assets resulting from operations	19,384	38,020
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,954)	(38,020)
Change in net assets resulting from distributions	(19,954)	(38,020)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,345,592,665	2,658,479,983
Dividends reinvested	19,954	38,020
Value of shares redeemed	(1,308,798,751)	(2,636,384,868)
Change in net assets resulting from capital transactions	36,813,868	22,133,135
Change in net assets	36,813,298	22,133,135
NET ASSETS:
Beginning of period	203,447,487	181,314,352
End of period	$240,260,785	$203,447,487
SHARE TRANSACTIONS:
Issued	1,345,592,665	2,658,479,983
Reinvested	19,954	38,020
Redeemed	(1,308,798,751)	(2,636,384,868)
Change in shares	36,813,868	22,133,135

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Money Market :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2013 (unaudited)		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income(a)	—	(b)	— (b)	— (b)	— (b)	— (b)	0.008
Net realized gains (losses) on investments	—	(b)	—	—	—	—	—
Total income (loss) from investment activities	—	(b)	— (b)	— (b)	— (b)	— (b)	0.008

Distributions to Shareholders From:
Net investment income	—	(b)	— (b)	— (b)	— (b)	— (b)	(0.008)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.01	%(c)	0.02%	0.02%	0.02%	0.03%	0.84%

Ratios to Average Net Assets:
Gross expenses(d)	1.21%		1.41%	1.46%	1.45%	1.41%	1.49%
Net expenses(d)(e)	0.02%		0.09%	0.01%	0.09%	0.06%	0.99%
Net investment income (loss)(d)	0.02%		0.02%	0.02%	0.02%	0.03%	0.82%

Supplemental Data:
Net assets, end of period (000’s)	$240,261		$203,447	$181,314	$172,220	$228,295	$275,018

(a)    Per share net investment income has been calculated using the average daily shares method.

(b)   Amount is less than $0.005.

(c)    Not annualized for periods less than one year.

(d)   Annualized for periods less than one year.

(e)    The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to financial statements.

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Notes to Financial Statements

290 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and, individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During the periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

At June 30, 2013, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Suisse International, 0.01%, dated 6/28/13, due 7/1/13(1)	Deutsche Bank Securities, Inc., 0.10%, dated 6/28/13, due 7/1/13(2)	HSBC Securities (USA), Inc., 0.05%, dated 6/28/13, due 7/1/13(3)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 6/28/13, due 7/1/13(4)	UMB Bank N.A., 0.05%, dated 6/28/13, due 7/1/13(5)
ProFund VP Bull	$1,426,000	$1,426,000	$14,277,000	$7,138,000	$20,205,000
ProFund VP Mid-Cap	671,000	671,000	6,725,000	3,362,000	9,521,000
ProFund VP Small-Cap	325,000	325,000	3,261,000	1,630,000	4,618,000
ProFund VP Dow 30	9,000	9,000	104,000	51,000	155,000
ProFund VP NASDAQ-100	414,000	414,000	4,148,000	2,074,000	5,875,000
ProFund VP Large-Cap Value	1,000	1,000	17,000	8,000	29,000

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 291

Fund Name	Credit Suisse International, 0.01%, dated 6/28/13, due 7/1/13(1)	Deutsche Bank Securities, Inc., 0.10%, dated 6/28/13, due 7/1/13(2)	HSBC Securities (USA), Inc., 0.05%, dated 6/28/13, due 7/1/13(3)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 6/28/13, due 7/1/13(4)	UMB Bank N.A., 0.05%, dated 6/28/13, due 7/1/13(5)
ProFund VP Mid-Cap Value	$3,000	$3,000	$36,000	$18,000	$54,000
ProFund VP Mid-Cap Growth	2,000	2,000	28,000	14,000	42,000
ProFund VP Small-Cap Value	—	—	7,000	3,000	12,000
ProFund VP International	252,000	252,000	2,539,000	1,268,000	3,602,000
ProFund VP Emerging Markets	15,000	15,000	164,000	81,000	242,000
ProFund VP Japan	465,000	465,000	4,653,000	2,326,000	6,586,000
ProFund VP UltraBull	190,000	190,000	1,922,000	960,000	2,726,000
ProFund VP UltraMid-Cap	162,000	162,000	1,634,000	816,000	2,318,000
ProFund VP UltraSmall-Cap	192,000	192,000	1,928,000	963,000	2,733,000
ProFund VP UltraNASDAQ-100	107,000	107,000	1,076,000	538,000	1,526,000
ProFund VP Bear	435,000	435,000	4,358,000	2,179,000	6,172,000
ProFund VP Short Mid-Cap	69,000	69,000	709,000	354,000	1,012,000
ProFund VP Short Small-Cap	181,000	181,000	1,833,000	916,000	2,604,000
ProFund VP Short Dow 30	—	—	13,000	5,000	28,000
ProFund VP Short NASDAQ-100	250,000	250,000	2,523,000	1,260,000	3,580,000
ProFund VP Short International	90,000	90,000	912,000	455,000	1,297,000
ProFund VP Short Emerging Markets	69,000	69,000	693,000	346,000	986,000
ProFund VP UltraShort Dow 30	22,000	22,000	231,000	115,000	335,000
ProFund VP UltraShort NASDAQ-100	48,000	48,000	494,000	246,000	708,000
ProFund VP Basic Materials	—	—	4,000	2,000	9,000
ProFund VP Biotechnology	2,000	2,000	20,000	10,000	30,000
ProFund VP Consumer Goods	1,000	1,000	13,000	6,000	22,000
ProFund VP Consumer Services	3,000	3,000	39,000	19,000	58,000
ProFund VP Financials	12,000	12,000	127,000	63,000	182,000
ProFund VP Health Care	2,000	2,000	28,000	14,000	44,000
ProFund VP Industrials	4,000	4,000	49,000	24,000	73,000
ProFund VP Pharmaceuticals	1,000	1,000	18,000	9,000	28,000
ProFund VP Precious Metals	1,113,000	1,113,000	11,137,000	5,568,000	15,760,000
ProFund VP Semiconductor	—	—	1,000	—	4,000
ProFund VP Technology	—	—	5,000	2,000	11,000
ProFund VP U.S. Government Plus	634,000	634,000	6,352,000	3,176,000	8,992,000
ProFund VP Rising Rates Opportunity	1,061,000	1,061,000	10,627,000	5,313,000	15,043,000
ProFund VP Falling U.S. Dollar	27,000	27,000	282,000	141,000	407,000
ProFund VP Money Market	7,993,000	7,993,000	79,938,000	39,969,000	113,081,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at June 30, 2013 as follows:

(1)         U.S. Treasury Notes, 2.125%, due 12/31/15, total value $16,579,810.

(2)         Federal National Mortgage Association, 0.65%, due 3/28/16, total value of $16,622,021.

(3)         U.S. Treasury Strips, effective yield or interest rate in effect at June 30, 2013, 0.643% to 3.783%, due 8/15/16 to 5/15/40, which had an aggregate value of $166,191,751.

(4)         U.S. Treasury Notes, 0.50%, due 7/31/17, total value $83,075,071.

(5)         Federal Home Loan Banks, 0.125% to 4.75%, due 8/28/13 to 6/4/18, Federal Home Loan Mortgage Corp., 1.00% to 4.50%, due 2/19/14 to 11/28/17, Federal National Mortgage Association, 0.45% to 4.625%, due 11/18/13 to 12/26/18, Federal Farm Credit Bank, 0.43% to 2.625%, due 11/26/13 to 1/29/16, U.S. Treasury Notes, 0.875% to 2.00%, due 5/31/16 to 2/15/23, which had an aggregate value of $235,400,712.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

292 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2013, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2013. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open position to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP UltraMid-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications, was 142%, 139%, 10%, 11%, 12%, 9% and 16%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2013.

In connection with its management of the Trust, the Advisor is exempt from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the Funds) is now subject to certain regulatory requirements of the CEA. During the reporting period, CTA registration did not significantly impact the ProFunds VP.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 293 beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFund VP Falling U.S. Dollar remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the ProFund VP has sought to mitigate these risks by generally requiring that the counterparties for the ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFund VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2013, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP will not

294 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements. A ProFund VP may use a combination of swaps on an underlying benchmark, and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, that ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP used only swaps on the underlying benchmark.

Offsetting Assets and Liabilities

Effective January 1, 2013, the ProFunds VP adopted Financial Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amended standard requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position.

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 295

The ProFunds VP are generally subject to master netting agreements that allow for amounts owed between the ProFund VP and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The following tables present the gross and net amounts of these assets and liabilities with any offsets to reflect the ProFunds’ VP ability to reflect the master netting agreements at June 30, 2013.

Summary of Derivative Instruments

The following table presents the gross and net amounts of these assets and liabilities with any offsets to reflect the ProFunds’ VP ability to reflect the master netting agreements and also summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013.

		Assets			Liabilities
	Unrealized Appreciation/ (Depreciation) on Futures Contracts*	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities presented in the Statement of Assets and Liabilities^^
Equity Risk Exposure:
ProFund VP Bull
Futures Contracts	$(47,017)	$—	$—	$—	$68,875	$—	$68,875
Swap Agreements		—	—	—	142,373	—	142,373
ProFund VP Mid-Cap
Futures Contracts	13,897	—	—	—	16,500	—	16,500
Swap Agreements		—	—	—	27,741	—	27,741
ProFund VP Small-Cap
Futures Contracts	8,147	—	—	—	18,980	—	18,980
Swap Agreements		—	—	—	18,907	—	18,907
ProFund VP Dow 30
Swap Agreements		—	—	—	2,486	—	2,486
ProFund VP NASDAQ-100
Futures Contracts	(21,012)	2,905	—	2,905	—	—	—
Swap Agreements		7,547	—	7,547	—	—	—
ProFund VP International
Swap Agreements		—	—	—	19,013	—	19,013
ProFund VP Emerging Markets
Swap Agreements		5,280	—	5,280	—	—	—
ProFund VP Japan
Futures Contracts	139,394	294,525	—	294,525	—	—	—
ProFund VP UltraBull
Futures Contracts	(3,243)	—	—	—	4,750	—	4,750
Swap Agreements		—	—	—	112,068	—	112,068
ProFund VP UltraMid-Cap
Futures Contracts	9,728	—	—	—	11,550	—	11,550
Swap Agreements		—	—	—	54,165	—	54,165
ProFund VP UltraSmall-Cap
Futures Contracts	10,027	—	—	—	23,360	—	23,360
Swap Agreements		—	—	—	68,688	—	68,688
ProFund VP UltraNASDAQ-100
Futures Contracts	(63,625)	3,325	—	3,325	—	—	—
Swap Agreements		18,604	—	18,604	—	—	—
ProFund VP Bear
Futures Contracts	7,698	11,400	—	11,400	—	—	—
Swap Agreements		49,769	—	49,769	—	—	—
ProFund VP Short Mid-Cap
Futures Contracts	(477)	550	—	550	—	—	—
Swap Agreements		3,221	—	3,221	—	—	—

296 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

		Assets			Liabilities
	Unrealized Appreciation/ (Depreciation) on Futures Contracts*	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities presented in the Statement of Assets and Liabilities^^
Equity Risk Exposure:
ProFund VP Short Small-Cap
Futures Contracts	$(5,619)	$6,570	$—	$6,570	$—	$—	$—
Swap Agreements		11,881	—	11,881	—	—	—
ProFund VP Short Dow 30
Swap Agreements		352	—	352	—	—	—
ProFund VP Short NASDAQ-100
Futures Contracts	17,782	—	—	—	700	—	700
Swap Agreements		—	—	—	6,398	—	6,398
ProFund VP Short International
Swap Agreements		6,807	—	6,807	—	—	—
ProFund VP Short Emerging Markets
Swap Agreements		—	—	—	19,972	—	19,972
ProFund VP UltraShort Dow 30
Swap Agreements		10,614	—	10,614	—	—	—
ProFund VP UltraShort NASDAQ-100
Futures Contracts	6,249	—	—	—	280	—	280
Swap Agreements		—	—	—	1,820	—	1,820
ProFund VP Banks
Swap Agreements		—	—	—	312	—	312
ProFund VP Biotechnology
Swap Agreements		—	—	—	1,135	—	1,135
ProFund VP Pharmaceuticals
Swap Agreements		—	—	—	714	—	714
ProFund VP Precious Metals
Swap Agreements		689,437	—	689,437	—	—	—
ProFund VP Semiconductor
Swap Agreements		—	—	—	43	—	43
ProFund VP Telecommunications
Swap Agreements		—	—	—	766	—	766
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar
Forward Currency Contracts		333	—	333	4,971	—	4,971
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus
Swap Agreements		—	—	—	1,361,859	—	1,361,859
ProFund VP Rising Rates Opportunity
Swap Agreements		155,862	—	155,862	751,404	—	751,404

*                  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liaibilities.

^                   Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on each ProFund VP’s Statement of Assets and Liabilities as Variation Margin on Futures Contracts, Unrealized Gain on Swap Agreements, and Unrealized Appreciation on Forward Currency Contracts, respectively.

^^              Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on each ProFund VP’s Statement of Assets and Liabilities as Variation Margin on Futures Contracts, Unrealized Loss on Swap Agreements, and Unrealized Depreciation on Forward Currency Contracts, respectively.

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 297

The following table presents the Net Amount of Assets (Liabilites) Presented in the Statements of Assets and Liabilities, Gross Amounts Not Offset in the Statements of Assets and Liabilities and Net Amount as of June 30, 2013.

	Net Amounts of Assets (Liabilities) presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Statement of Assets and Liabilities	Financial Instruments	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Bull
Futures Contracts	$(68,875)	$—	$68,875	$—
Swap Agreements	(142,373)	142,373	—	—
ProFund VP Mid-Cap
Futures Contracts	(16,500)	—	16,500	—
Swap Agreements	(27,741)	27,741	—	—
ProFund VP Small-Cap
Futures Contracts	(18,980)	—	18,980	—
Swap Agreements	(18,907)	18,907	—	—
ProFund VP Dow 30
Swap Agreements	(2,486)	2,486	—	—
ProFund VP NASDAQ-100
Futures Contracts	2,905	—	—	2,905
Swap Agreements	7,547	—	—	7,547
ProFund VP International
Swap Agreements	(19,013)	19,013	—	—
ProFund VP Emerging Markets
Swap Agreements	5,280	—	—	5,280
ProFund VP Japan
Futures Contracts	294,525	—	—	294,525
ProFund VP UltraBull
Futures Contracts	(4,750)	—	4,750	—
Swap Agreements	(112,068)	112,068	—	—
ProFund VP UltraMid-Cap
Futures Contracts	(11,550)	—	11,550	—
Swap Agreements	(54,165)	54,165	—	—
ProFund VP UltraSmall-Cap
Futures Contracts	(23,360)	—	23,360	—
Swap Agreements	(68,688)	68,688	—	—
ProFund VP UltraNASDAQ-100
Futures Contracts	3,325	—	—	3,325
Swap Agreements	18,604	—	—	18,604
ProFund VP Bear
Futures Contracts	11,400	—	—	11,400
Swap Agreements	49,769	—	—	49,769
ProFund VP Short Mid-Cap
Futures Contracts	550	—	—	550
Swap Agreements	3,221	—	—	3,221
ProFund VP Short Small-Cap
Futures Contracts	6,570	—	—	6,570
Swap Agreements	11,881	—	—	11,881
ProFund VP Short Dow 30
Swap Agreements	352	—	—	352
ProFund VP Short NASDAQ-100
Futures Contracts	(700)	—	700	—
Swap Agreements	(6,398)	6,398	—	—
ProFund VP Short International
Swap Agreements	6,807	—	—	6,807
ProFund VP Short Emerging Markets
Swap Agreements	(19,972)	19,972	—	—
ProFund VP UltraShort Dow 30
Swap Agreements	10,614	—	—	10,614
ProFund VP UltraShort NASDAQ-100
Futures Contracts	(280)	—	280	—
Swap Agreements	(1,820)	1,820	—	—
ProFund VP Banks
Swap Agreements	(312)	—	—	(312)

298 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

	Net Amounts of Assets (Liabilities) presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Statement of Assets and Liabilities	Financial Instruments	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Biotechnology
Swap Agreements	$(1,135)	$—	$—	$(1,135)
ProFund VP Pharmaceuticals
Swap Agreements	(714)	—	—	(714)
ProFund VP Precious Metals
Swap Agreements	689,437	—	—	689,437
ProFund VP Semiconductor
Swap Agreements	(43)	—	—	(43)
ProFund VP Telecommunications
Swap Agreements	(766)	—	—	(766)
ProFund VP Falling U.S. Dollar
Forward Currency Contracts	(4,638)	4,638	—	—
ProFund VP U.S. Government Plus
Swap Agreements	(1,361,859)	1,361,859	—	—
ProFund VP Rising Rates Opportunity
Swap Agreements	(595,542)	595,542	—	—

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the period ended June 30, 2013:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$1,356,820	$4,314,141	$—	$(411,939)
ProFund VP Mid-Cap	374,798	2,532,487	—	(160,256)
ProFund VP Small-Cap	428,916	1,020,361	—	(157,145)
ProFund VP Dow 30	37,074	447,265	—	(10,342)
ProFund VP NASDAQ-100	739,619	926,006	—	(191,720)
ProFund VP International	—	124,261	—	(69,330)
ProFund VP Emerging Markets	—	(381,110)	—	(95,182)
ProFund VP Japan	4,674,887	—	—	(698,594)
ProFund VP UltraBull	461,027	4,540,745	—	(272,361)
ProFund VP UltraMid-Cap	392,176	4,008,099	—	(383,203)
ProFund VP UltraSmall-Cap	568,322	4,553,839	—	(530,815)
ProFund VP UltraNASDAQ-100	681,040	4,402,677	—	(448,418)
ProFund VP Bear	(315,185)	(2,056,631)	—	130,146
ProFund VP Short Mid-Cap	(35,728)	(213,300)	—	13,402
ProFund VP Short Small-Cap	(118,434)	(902,477)	—	64,669
ProFund VP Short Dow 30	—	(14,377)	—	405
ProFund VP Short NASDAQ-100	(107,785)	(834,794)	—	87,782
ProFund VP Short International	—	(57,505)	—	15,617
ProFund VP Short Emerging Markets	—	159,665	—	(4,993)
ProFund VP UltraShort Dow 30	—	(121,731)	—	11,788
ProFund VP UltraShort NASDAQ-100	(44,891)	(638,216)	—	37,797
ProFund VP Banks	—	75,509	—	36
ProFund VP Biotechnology	—	229,640	—	(181)
ProFund VP Oil & Gas	—	82,745	—	420
ProFund VP Pharmaceuticals	—	76,801	—	(198)
ProFund VP Precious Metals	—	(23,808,924)	—	(1,570,491)
ProFund VP Semiconductor	—	(11,285)	—	—
ProFund VP Technology	—	33,999	—	132
ProFund VP Telecommunications	—	361,291	—	422
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(47,748)	(5,378)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	73,347	(3,497,197)	—	477,790
ProFund VP Rising Rates Opportunity	14,348	2,151,417	—	(416,450)

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 299

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds’ VP own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where

300 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2013, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$38,305,155	$—	$—	$—	$38,305,155	$—
Repurchase Agreements	—	—	44,472,000	—	44,472,000	—
Futures Contracts	—	(47,017)	—	—	—	(47,017)
Swap Agreements	—	—	—	(142,373)	—	(142,373)
Total	$38,305,155	$(47,017)	$44,472,000	$(142,373)	$82,777,155	$(189,390)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$20,950,000	$—	$20,950,000	$—
Futures Contracts	—	13,897	—	—	—	13,897
Swap Agreements	—	—	—	(27,741)	—	(27,741)
Total	$—	$13,897	$20,950,000	$(27,741)	$20,950,000	$(13,844)
ProFund VP Small-Cap
Common Stocks	$6,491,885	$—	$—	$—	$6,491,885	$—
Repurchase Agreements	—	—	10,159,000	—	10,159,000	—
Futures Contracts	—	8,147	—	—	—	8,147
Swap Agreements	—	—	—	(18,907)	—	(18,907)
Total	$6,491,885	$8,147	$10,159,000	$(18,907)	$16,650,885	$(10,760)

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 301

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$328,000	$—	$328,000	$—
Swap Agreements	—	—	—	(2,486)	—	(2,486)
Total	$—	$—	$328,000	$(2,486)	$328,000	$(2,486)
ProFund VP NASDAQ-100
Common Stocks	$20,234,872	$—	$—	$—	$20,234,872	$—
Repurchase Agreements	—	—	12,925,000	—	12,925,000	—
Futures Contracts	—	(21,012)	—	—	—	(21,012)
Swap Agreements	—	—	—	7,547	—	7,547
Total	$20,234,872	$(21,012)	$12,925,000	$7,547	$33,159,872	$(13,465)
ProFund VP Large-Cap Value
Common Stocks	$22,855,367	$—	$—	$—	$22,855,367	$—
Repurchase Agreements	—	—	56,000	—	56,000	—
Total	$22,855,367	$—	$56,000	$—	$22,911,367	$—
ProFund VP Large-Cap Growth
Common Stocks	$24,660,741	$—	$—	$—	$24,660,741	$—
Total	$24,660,741	$—	$—	$—	$24,660,741	$—
ProFund VP Mid-Cap Value
Common Stocks	$24,173,839	$—	$—	$—	$24,173,839	$—
Repurchase Agreements	—	—	114,000	—	114,000	—
Total	$24,173,839	$—	$114,000	$—	$24,287,839	$—
ProFund VP Mid-Cap Growth
Common Stocks	$28,898,423	$—	$—	$—	$28,898,423	$—
Repurchase Agreements	—	—	88,000	—	88,000	—
Total	$28,898,423	$—	$88,000	$—	$28,986,423	$—
ProFund VP Small-Cap Value
Common Stocks	$32,250,490	$—	$—	$—	$32,250,490	$—
Repurchase Agreements	—	—	22,000	—	22,000	—
Total	$32,250,490	$—	$22,000	$—	$32,272,490	$—
ProFund VP Small-Cap Growth
Common Stocks	$33,558,204	$—	$—	$—	$33,558,204	$—
Total	$33,558,204	$—	$—	$—	$33,558,204	$—
ProFund VP Asia 30
Common Stocks	$31,059,139	$—	$—	$—	$31,059,139	$—
Total	$31,059,139	$—	$—	$—	$31,059,139	$—
ProFund VP Europe 30
Common Stocks	$23,951,693	$—	$—	$—	$23,951,693	$—
Total	$23,951,693	$—	$—	$—	$23,951,693	$—
ProFund VP International
Repurchase Agreements	$—	$—	$7,913,000	$—	$7,913,000	$—
Swap Agreements	—	—	—	(19,013)	—	(19,013)
Total	$—	$—	$7,913,000	$(19,013)	$7,913,000	$(19,013)
ProFund VP Emerging Markets
Common Stocks	$10,873,978	$—	$—	$—	$10,873,978	$—
Preferred Stocks	2,931,520	—	—	—	2,931,520	—
Repurchase Agreements	—	—	517,000	—	517,000	—
Swap Agreements	—	—	—	5,280	—	5,280
Total	$13,805,498	$—	$517,000	$5,280	$14,322,498	$5,280

302 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Japan
Repurchase Agreements	$—	$—	$14,495,000	$—	$14,495,000	$—
Futures Contracts	—	139,394	—	—	—	139,394
Total	$—	$139,394	$14,495,000	$—	$14,495,000	$139,394
ProFund VP UltraBull
Common Stocks	$15,089,907	$—	$—	$—	$15,089,907	$—
Repurchase Agreements	—	—	5,988,000	—	5,988,000	—
Futures Contracts	—	(3,243)	—	—	—	(3,243)
Swap Agreements	—	—	—	(112,068)	—	(112,068)
Total	$15,089,907	$(3,243)	$5,988,000	$(112,068)	$21,077,907	$(115,311)
ProFund VP UltraMid-Cap
Common Stocks	$13,777,566	$—	$—	$—	$13,777,566	$—
Repurchase Agreements	—	—	5,092,000	—	5,092,000	—
Futures Contracts	—	9,728	—	—	—	9,728
Swap Agreements	—	—	—	(54,165)	—	(54,165)
Total	$13,777,566	$9,728	$5,092,000	$(54,165)	$18,869,566	$(44,437)
ProFund VP UltraSmall-Cap
Common Stocks	$13,365,642	$—	$—	$—	$13,365,642	$—
Repurchase Agreements	—	—	6,008,000	—	6,008,000	—
Futures Contracts	—	10,027	—	—	—	10,027
Swap Agreements	—	—	—	(68,688)	—	(68,688)
Total	$13,365,642	$10,027	$6,008,000	$(68,688)	$19,373,642	$(58,661)
ProFund VP UltraNASDAQ-100
Common Stocks	$21,583,863	$—	$—	$—	$21,583,863	$—
Repurchase Agreements	—	—	3,354,000	—	3,354,000	—
Futures Contracts	—	(63,625)	—	—	—	(63,625)
Swap Agreements	—	—	—	18,604	—	18,604
Total	$21,583,863	$(63,625)	$3,354,000	$18,604	$24,937,863	$(45,021)
ProFund VP Bear
Repurchase Agreements	$—	$—	$13,579,000	$—	$13,579,000	$—
Futures Contracts	—	7,698	—	—	—	7,698
Swap Agreements	—	—	—	49,769	—	49,769
Total	$—	$7,698	$13,579,000	$49,769	$13,579,000	$57,467
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$2,213,000	$—	$2,213,000	$—
Futures Contracts	—	(477)	—	—	—	(477)
Swap Agreements	—	—	—	3,221	—	3,221
Total	$—	$(477)	$2,213,000	$3,221	$2,213,000	$2,744
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$5,715,000	$—	$5,715,000	$—
Futures Contracts	—	(5,619)	—	—	—	(5,619)
Swap Agreements	—	—	—	11,881	—	11,881
Total	$—	$(5,619)	$5,715,000	$11,881	$5,715,000	$6,262
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$46,000	$—	$46,000	$—
Swap Agreements	—	—	—	352	—	352
Total	$—	$—	$46,000	$352	$46,000	$352
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$7,863,000	$—	$7,863,000	$—
Futures Contracts	—	17,782	—	—	—	17,782
Swap Agreements	—	—	—	(6,398)	—	(6,398)
Total	$—	$17,782	$7,863,000	$(6,398)	$7,863,000	$11,384

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 303

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short International
Repurchase Agreements	$—	$—	$2,844,000	$—	$2,844,000	$—
Swap Agreements	—	—	—	6,807	—	6,807
Total	$—	$—	$2,844,000	$6,807	$2,844,000	$6,807
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,163,000	$—	$2,163,000	$—
Swap Agreements	—	—	—	(19,972)	—	(19,972)
Total	$—	$—	$2,163,000	$(19,972)	$2,163,000	$(19,972)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$725,000	$—	$725,000	$—
Swap Agreements	—	—	—	10,614	—	10,614
Total	$—	$—	$725,000	$10,614	$725,000	$10,614
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$1,544,000	$—	$1,544,000	$—
Futures Contracts	—	6,249	—	—	—	6,249
Swap Agreements	—	—	—	(1,820)	—	(1,820)
Total	$—	$6,249	$1,544,000	$(1,820)	$1,544,000	$4,429
ProFund VP Banks
Common Stocks	$6,806,768	$—	$—	$—	$6,806,768	$—
Swap Agreements	—	—	—	(312)	—	(312)
Total	$6,806,768	$—	$—	$(312)	$6,806,768	$(312)
ProFund VP Basic Materials
Common Stocks	$18,785,360	$—	$—	$—	$18,785,360	$—
Repurchase Agreements	—	—	15,000	—	15,000	—
Total	$18,785,360	$—	$15,000	$—	$18,800,360	$—
ProFund VP Biotechnology
Common Stocks	$20,689,896	$—	$—	$—	$20,689,896	$—
Repurchase Agreements	—	—	64,000	—	64,000	—
Swap Agreements	—	—	—	(1,135)	—	(1,135)
Total	$20,689,896	$—	$64,000	$(1,135)	$20,753,896	$(1,135)
ProFund VP Consumer Goods
Common Stocks	$20,592,616	$—	$—	$—	$20,592,616	$—
Repurchase Agreements	—	—	43,000	—	43,000	—
Total	$20,592,616	$—	$43,000	$—	$20,635,616	$—
ProFund VP Consumer Services
Common Stocks	$28,304,374	$—	$—	$—	$28,304,374	$—
Repurchase Agreements	—	—	122,000	—	122,000	—
Total	$28,304,374	$—	$122,000	$—	$28,426,374	$—
ProFund VP Financials
Common Stocks	$39,503,049	$—	$—	$—	$39,503,049	$—
Repurchase Agreements	—	—	396,000	—	396,000	—
Total	$39,503,049	$—	$396,000	$—	$39,899,049	$—
ProFund VP Health Care
Common Stocks	$48,950,537	$—	$—	$—	$48,950,537	$—
Repurchase Agreements	—	—	90,000	—	90,000	—
Total	$48,950,537	$—	$90,000	$—	$49,040,537	$—

304 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Industrials
Common Stocks	$15,975,406	$—	$—	$—	$15,975,406	$—
Repurchase Agreements	—	—	154,000	—	154,000	—
Total	$15,975,406	$—	$154,000	$—	$16,129,406	$—
ProFund VP Internet
Common Stocks	$7,233,788	$—	$—	$—	$7,233,788	$—
Total	$7,233,788	$—	$—	$—	$7,233,788	$—
ProFund VP Oil & Gas
Common Stocks	$56,655,173	$—	$—	$—	$56,655,173	$—
Total	$56,655,173	$—	$—	$—	$56,655,173	$—
ProFund VP Pharmaceuticals
Common Stocks	$12,271,422	$—	$—	$—	$12,271,422	$—
Repurchase Agreements	—	—	57,000	—	57,000	—
Swap Agreements	—	—	—	(714)	—	(714)
Total	$12,271,422	$—	$57,000	$(714)	$12,328,422	$(714)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$34,691,000	$—	$34,691,000	$—
Swap Agreements	—	—	—	689,437	—	689,437
Total	$—	$—	$34,691,000	$689,437	$34,691,000	$689,437
ProFund VP Real Estate
Common Stocks	$21,085,667	$—	$—	$—	$21,085,667	$—
Total	$21,085,667	$—	$—	$—	$21,085,667	$—
ProFund VP Semiconductor
Common Stocks	$1,154,058	$—	$—	$—	$1,154,058	$—
Repurchase Agreements	—	—	5,000	—	5,000	—
Swap Agreements	—	—	—	(43)	—	(43)
Total	$1,154,058	$—	$5,000	$(43)	$1,159,058	$(43)
ProFund VP Technology
Common Stocks	$9,972,518	$—	$—	$—	$9,972,518	$—
Repurchase Agreements	—	—	18,000	—	18,000	—
Total	$9,972,518	$—	$18,000	$—	$9,990,518	$—
ProFund VP Telecommunications
Common Stocks	$8,284,936	$—	$—	$—	$8,284,936	$—
Swap Agreements	—	—	—	(766)	—	(766)
Total	$8,284,936	$—	$—	$(766)	$8,284,936	$(766)
ProFund VP Utilities
Common Stocks	$36,323,480	$—	$—	$—	$36,323,480	$—
Total	$36,323,480	$—	$—	$—	$36,323,480	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$16,077,992	$—	$16,077,992	$—
Repurchase Agreements	—	—	19,788,000	—	19,788,000	—
Swap Agreements	—	—	—	(1,361,859)	—	(1,361,859)
Total	$—	$—	$35,865,992	$(1,361,859)	$35,865,992	$(1,361,859)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$33,105,000	$—	$33,105,000	$—
Swap Agreements	—	—	—	(595,542)	—	(595,542)
Total	$—	$—	$33,105,000	$(595,542)	$33,105,000	$(595,542)

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 305

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$884,000	$—	$884,000	$—
Forward Currency Contracts	—	—	—	(4,638)	—	(4,638)
Total	$—	$—	$884,000	$(4,638)	$884,000	$(4,638)
ProFund VP Money Market
Repurchase Agreements	$—	$—	$248,974,000	$—	$248,974,000	$—
Total	$—	$—	$248,974,000	$—	$248,974,000	$—

^                   Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the period ended June 30, 2013, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2013 for ProFund VP Money Market. If ProFund VP Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $249,830 for the period ended June 30, 2013.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the period ended June 30, 2013, the administrative services fees of ProFund VP Money Market were suspended to maintain a more competitive net yield. If ProFund VP Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $90,303 for the period ended June 30, 2013.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2013, actual Trustee compensation was $313,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

306 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2014.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2013, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Total
ProFund VP Bull	$46,771	$73,977	$114,844	$11,214	$246,806
ProFund VP Mid-Cap	3,130	10,249	19,310	258	32,947
ProFund VP Small-Cap	22,818	24,095	33,887	3,770	84,570
ProFund VP Dow 30	2,856	—	—	294	3,150
ProFund VP NASDAQ-100	41,156	77,683	68,822	5,641	193,302
ProFund VP Large-Cap Value	63,523	50,206	58,796	9,184	181,709
ProFund VP Large-Cap Growth	47,564	58,684	41,453	6,873	154,574
ProFund VP Mid-Cap Value	57,467	46,197	50,438	11,450	165,552
ProFund VP Mid-Cap Growth	71,990	70,322	54,177	8,848	205,337
ProFund VP Small-Cap Value	83,928	64,895	87,110	13,501	249,434
ProFund VP Small-Cap Growth	64,330	79,567	59,538	10,986	214,421
ProFund VP Asia 30	4,087	111,556	57,760	7,023	180,426
ProFund VP Europe 30	7,099	55,294	26,580	3,221	92,194
ProFund VP International	—	17,956	9,857	727	28,540
ProFund VP Emerging Markets	—	37,052	22,860	2,164	62,076
ProFund VP Japan	13,349	30,979	7,652	4,866	56,846
ProFund VP UltraBull	11,281	8,444	35,144	3,441	58,310
ProFund VP UltraMid-Cap	33,924	39,959	31,979	3,124	108,986
ProFund VP UltraSmall-Cap	36,731	51,702	49,857	3,884	142,174
ProFund VP UltraNASDAQ-100	37,377	40,540	49,561	882	128,360
ProFund VP Bear	32,721	14,466	14,037	1,348	62,572
ProFund VP Short Mid-Cap	7,337	4,630	4,509	1,358	17,834
ProFund VP Short Small-Cap	12,739	9,637	15,446	952	38,774
ProFund VP Short Dow 30	3,687	7,575	1,922	917	14,101
ProFund VP Short NASDAQ-100	19,645	13,885	19,505	255	53,290
ProFund VP Short International	4,038	4,999	5,447	755	15,239
ProFund VP Short Emerging Markets	2,263	6,613	5,981	1,404	16,261
ProFund VP UltraShort Dow 30	4,142	7,366	3,555	1,236	16,299
ProFund VP UltraShort NASDAQ-100	7,988	7,363	7,571	—	22,922
ProFund VP Banks	15,627	12,633	17,855	2,004	48,119
ProFund VP Basic Materials	42,684	58,345	52,179	1,161	154,369
ProFund VP Biotechnology	8,847	10,047	18,581	138	37,613
ProFund VP Consumer Goods	23,594	31,288	25,678	4,398	84,958
ProFund VP Consumer Services	38,416	39,489	40,148	6,430	124,483
ProFund VP Financials	31,673	35,460	60,090	6,452	133,675
ProFund VP Health Care	14,848	36,242	36,081	6,606	93,777
ProFund VP Industrials	41,467	41,455	28,366	5,029	116,317
ProFund VP Internet	13,190	11,950	16,440	576	42,156
ProFund VP Oil & Gas	60,715	154,675	101,749	11,036	328,175
ProFund VP Pharmaceuticals	6,533	26,097	22,819	3,016	58,465
ProFund VP Precious Metals	110,676	177,054	92,873	6,273	386,876
ProFund VP Real Estate	33,855	20,107	34,083	4,560	92,605
ProFund VP Semiconductor	8,651	11,986	4,319	1,309	26,265
ProFund VP Technology	7,827	19,224	15,013	2,029	44,093
ProFund VP Telecommunications	14,763	21,693	31,173	2,966	70,595
ProFund VP Utilities	28,302	71,109	55,874	8,721	164,006
ProFund VP U.S. Government Plus	49,182	91,976	95,276	7,199	243,633
ProFund VP Rising Rates Opportunity	12,368	18,205	19,329	1,171	51,073
ProFund VP Falling U.S. Dollar	3,662	6,347	6,909	955	17,873
ProFund VP Money Market	177,987	296,335	—	—	474,322

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 307

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2014 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2013, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Total
ProFund VP Money Market	$2,713,585	$2,602,196	$2,496,022	$391,959	$8,203,762

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2013 were as follows:

	Purchases	Sales
ProFund VP Bull	$9,851,562	$17,294,322
ProFund VP Small-Cap	1,757,339	1,896,790
ProFund VP NASDAQ-100	619,099	9,151,439
ProFund VP Large-Cap Value	19,922,760	23,424,543
ProFund VP Large-Cap Growth	4,769,516	8,270,100
ProFund VP Mid-Cap Value	20,926,880	26,010,667
ProFund VP Mid-Cap Growth	16,073,282	21,052,928
ProFund VP Small-Cap Value	23,945,960	25,456,330
ProFund VP Small-Cap Growth	28,772,230	24,765,882
ProFund VP Asia 30	17,460,250	27,088,345
ProFund VP Europe 30	14,337,984	24,771,669
ProFund VP Emerging Markets	10,461,824	11,240,475
ProFund VP UltraBull	117,749,745	113,091,975
ProFund VP UltraMid-Cap	571,038	814,904
ProFund VP UltraSmall-Cap	5,484,441	3,882,527
ProFund VP UltraNASDAQ-100	5,729,781	589,471
ProFund VP Banks	25,843,384	25,341,786
ProFund VP Basic Materials	9,125,859	13,723,795
ProFund VP Biotechnology	38,712,701	40,319,111
ProFund VP Consumer Goods	10,041,971	6,253,518
ProFund VP Consumer Services	18,528,009	12,039,055
ProFund VP Financials	22,854,831	13,812,540
ProFund VP Health Care	22,759,390	14,689,251
ProFund VP Industrials	14,653,040	14,417,561
ProFund VP Internet	9,088,212	9,642,075
ProFund VP Oil & Gas	7,279,398	9,762,219
ProFund VP Pharmaceuticals	21,931,977	20,784,329
ProFund VP Real Estate	46,358,858	47,147,138
ProFund VP Semiconductor	16,021,363	15,861,653
ProFund VP Technology	7,663,611	10,542,497
ProFund VP Telecommunications	28,245,302	31,446,043
ProFund VP Utilities	18,561,782	20,620,647

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2013 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$104,780,253	$111,179,209

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

308 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

Risks Associated with the Use of Derivatives

Certain ProFunds VP use investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose a ProFund VP to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk and liquidity risk (each as discussed below). When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective. The use of derivatives also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. A ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds VP that utilize leverage include either multiplies of 1.25x or 2x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark.

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 309

In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing events may hinder a ProFund VP’s ability to meet its daily investment objective on that day. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Exposure to Debt Instrument Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the ProFund VP may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2012, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Small-Cap	$71,266	$94,344	$165,610	$—	$165,610
ProFund VP Large-Cap Value	204,043	—	204,043	—	204,043
ProFund VP Large-Cap Growth	25,940	—	25,940	—	25,940
ProFund VP Mid-Cap Value	36,920	—	36,920	—	36,920
ProFund VP Europe 30	810,929	—	810,929	—	810,929
ProFund VP Emerging Markets	206,622	—	206,622	—	206,622
ProFund VP Short International	72,322	—	72,322	—	72,322
ProFund VP Basic Materials	81,925	—	81,925	—	81,925
ProFund VP Consumer Goods	167,801	—	167,801	—	167,801
ProFund VP Consumer Services	—	93,656	93,656	—	93,656
ProFund VP Financials	39,115	—	39,115	—	39,115
ProFund VP Health Care	118,627	—	118,627	—	118,627
ProFund VP Industrials	42,826	—	42,826	—	42,826
ProFund VP Internet	339,722	450,136	789,858	—	789,858
ProFund VP Oil & Gas	76,393	5,553,019	5,629,412	—	5,629,412
ProFund VP Pharmaceuticals	225,615	—	225,615	—	225,615
ProFund VP Real Estate	555,298	—	555,298	—	555,298
ProFund VP Semiconductor	6,838	—	6,838	—	6,838
ProFund VP Telecommunications	443,513	—	443,513	—	443,513
ProFund VP Utilities	1,039,189	—	1,039,189	—	1,039,189
ProFund VP U.S. Government Plus	10,076,048	355	10,076,403	—	10,076,403
ProFund VP Money Market	38,020	—	38,020	—	38,020

310 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

As of the latest tax year ended December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$1,100,086	$—	$—	$—	$15,468,666	$16,568,752
ProFund VP Mid-Cap	798,831	272,464	—	(677,100)	116,935	511,130
ProFund VP Small-Cap	234,356	168,569	—	—	378,329	781,254
ProFund VP Dow 30	—	—	—	(1,260,694)	7,856	(1,252,838)
ProFund VP NASDAQ-100	—	—	—	(8,511,204)	11,495,342	2,984,138
ProFund VP Large-Cap Value	230,495	—	—	(7,571,077)	(655,105)	(7,995,687)
ProFund VP Large-Cap Growth	92,279	—	—	(4,681,758)	6,543,686	1,954,207
ProFund VP Mid-Cap Value	105,778	—	—	(6,348,603)	1,366,100	(4,876,725)
ProFund VP Mid-Cap Growth	—	—	—	(2,077,869)	6,297,013	4,219,144
ProFund VP Small-Cap Value	82,888	—	—	(6,582,575)	42,442	(6,457,245)
ProFund VP Small-Cap Growth	488,542	1,238,642	—	—	4,431,966	6,159,150
ProFund VP Asia 30	21,988	—	—	(1,899,348)	9,134,303	7,256,943
ProFund VP Europe 30	458,263	—	—	(6,686,931)	3,159,755	(3,068,913)
ProFund VP International	616,081	—	—	(2,822,457)	50,317	(2,156,059)
ProFund VP Emerging Markets	141,228	—	—	(4,024,967)	783,279	(3,100,460)
ProFund VP Japan	—	—	—	(3,044,303)	—	(3,044,303)
ProFund VP UltraBull	1,943,720	321,771	—	(2,417,494)	2,285,972	2,133,969
ProFund VP UltraMid-Cap	—	—	—	(10,389,927)	3,554,666	(6,835,261)
ProFund VP UltraSmall-Cap	—	—	—	(10,921,299)	1,679,476	(9,241,823)
ProFund VP UltraNASDAQ-100	—	—	—	(53,791,557)	6,449,317	(47,342,240)
ProFund VP Bear	—	—	—	(61,282,496)	(71,757)	(61,354,253)
ProFund VP Short Mid-Cap	—	—	—	(2,143,757)	(8,864)	(2,152,621)
ProFund VP Short Small-Cap	—	—	—	(2,954,248)	(53,952)	(3,008,200)
ProFund VP Short Dow 30	—	—	—	(87,858)	(53)	(87,911)
ProFund VP Short NASDAQ-100	—	—	—	(6,790,997)	(78,890)	(6,869,887)
ProFund VP Short International	—	—	—	(1,635,574)	(8,810)	(1,644,384)
ProFund VP Short Emerging Markets	—	—	—	(1,326,276)	(14,979)	(1,341,255)
ProFund VP UltraShort Dow 30	—	—	—	(899,303)	(1,174)	(900,477)
ProFund VP UltraShort NASDAQ-100	—	—	—	(1,498,196)	(33,533)	(1,531,729)
ProFund VP Banks	35,696	—	—	(14,314,819)	(1,545,325)	(15,824,448)
ProFund VP Basic Materials	216,398	—	—	(12,885,607)	3,859,902	(8,809,307)
ProFund VP Biotechnology	—	—	—	(3,616,699)	4,716,054	1,099,355
ProFund VP Consumer Goods	171,149	—	—	(3,056,264)	4,782,477	1,897,362
ProFund VP Consumer Services	69,341	78,603	—	(176,576)	5,099,950	5,071,318
ProFund VP Financials	142,296	—	—	(11,713,921)	(1,196,729)	(12,768,354)
ProFund VP Health Care	172,936	—	—	(7,612,173)	9,070,903	1,631,666
ProFund VP Industrials	78,175	—	—	(5,674,678)	3,365,344	(2,231,159)
ProFund VP Internet	—	688,595	—	—	2,217,095	2,905,690
ProFund VP Oil & Gas	253,006	2,235,431	—	(506,983)	26,518,925	28,500,379
ProFund VP Pharmaceuticals	798,880	463,884	—	(2,886,081)	1,306,155	(317,162)
ProFund VP Precious Metals	—	—	—	(42,413,516)	2,259,928	(40,153,588)
ProFund VP Real Estate	48,719	—	—	(3,841,732)	6,321,039	2,528,026
ProFund VP Semiconductor	16,468	—	—	(2,128,006)	(1,372)	(2,112,910)
ProFund VP Technology	—	—	—	(4,459,161)	5,332,642	873,481
ProFund VP Telecommunications	1,185,789	23,046	—	(2,117,966)	218,639	(690,492)
ProFund VP Utilities	1,026,878	—	—	(3,015,131)	10,762,442	8,774,189
ProFund VP U.S. Government Plus	3,024,779	—	—	(8,888,003)	(2,980,145)	(8,843,369)
ProFund VP Rising Rates Opportunity	—	—	—	(84,890,871)	(179,092)	(85,069,963)
ProFund VP Falling U.S. Dollar	—	—	—	(2,109,192)	—	(2,109,192)
ProFund VP Money Market	—	—	—	—	—	—

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 311

As of the end of their tax year ended December 31, 2012, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total
ProFund VP NASDAQ-100	$—	$3,476,760	$—	$5,034,444	$—	$—	$8,511,204
ProFund VP Large-Cap Value	—	—	—	3,473,422	3,158,651	—	6,632,073
ProFund VP Large-Cap Growth	—	—	—	4,179,565	502,193	—	4,681,758
ProFund VP Mid-Cap Value	—	—	—	5,449,844	898,759	—	6,348,603
ProFund VP Mid-Cap Growth	—	—	—	2,077,869	—	—	2,077,869
ProFund VP Small-Cap Value	—	—	—	5,425,320	909,179	248,076	6,582,575
ProFund VP Europe 30	—	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Emerging Markets	—	—	—	—	—	1,045,928	1,045,928
ProFund VP UltraMid-Cap	—	—	—	10,389,927	—	—	10,389,927
ProFund VP UltraNASDAQ-100	—	—	—	51,740,223	—	—	51,740,223
ProFund VP Bear	3,069,606	7,512,896	4,644,270	—	27,795,298	10,849,931	53,872,001
ProFund VP UltraShort Dow 30	—	—	—	—	—	138,319	138,319
ProFund VP Banks	—	—	—	—	6,837,887	4,222,982	11,060,869
ProFund VP Basic Materials	—	—	—	9,985,915	647,115	2,252,577	12,885,607
ProFund VP Consumer Goods	—	—	—	1,817,114	1,239,150	—	3,056,264
ProFund VP Financials	—	—	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	231,705	—	—	3,312,215	2,837,758	—	6,381,678
ProFund VP Industrials	—	—	—	2,630,383	2,898,569	—	5,528,952
ProFund VP Real Estate	—	—	—	1,610,806	1,722,531	508,395	3,841,732
ProFund VP Semiconductor	—	1,003,398	446,964	555,458	—	—	2,005,820
ProFund VP Technology	—	635,501	—	2,121,702	—	—	2,757,203
ProFund VP Utilities	—	—	—	671,740	1,350,225	212,305	2,234,270
ProFund VP Rising Rates Opportunity	22,965,205	—	5,366,257	27,138,193	—	11,189,405	66,659,060
ProFund VP Falling U.S. Dollar	—	—	—	1,990,078	—	55,790	2,045,868

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$—	$677,100	$—	$—	$677,100
ProFund VP Dow 30	—	—	—	23,611	4,562	90,791	118,964
ProFund VP International	—	—	—	—	—	1,100,111	1,100,111
ProFund VP Japan	—	565,779	282,890	282,890	—	565,780	1,697,339
ProFund VP UltraBull	260,401	—	1,552,719	604,374	—	—	2,417,494
ProFund VP UltraSmall-Cap	3,023,489	—	2,015,660	1,007,830	—	—	6,046,979
ProFund VP UltraNASDAQ-100	2,051,334	—	—	—	—	—	2,051,334
ProFund VP Short Mid-Cap	—	197,273	150,769	—	153,796	76,898	578,736
ProFund VP Short Small-Cap	—	509,147	252,531	—	324,024	162,012	1,247,714
ProFund VP Short Dow 30	—	—	—	—	—	42,402	42,402
ProFund VP Short NASDAQ-100	419,990	401,299	401,299	401,299	—	802,596	2,426,483
ProFund VP Short International	—	—	—	—	489,070	202,835	691,905
ProFund VP Short Emerging Markets	—	—	—	30,002	846,615	127,986	1,004,603
ProFund VP UltraShort Dow 30	—	—	—	—	192,336	47,723	240,059
ProFund VP UltraShort NASDAQ-100	—	8,626	—	58,199	13,365	13,365	93,555
ProFund VP Biotechnology	—	72,473	—	1,895,782	1,518,595	129,849	3,616,699
ProFund VP Consumer Services	—	—	—	—	—	176,576	176,576
ProFund VP Oil & Gas	506,983	—	—	—	—	—	506,983
ProFund VP Pharmaceuticals	481,014	424,035	—	1,019,005	481,013	481,014	2,886,081
ProFund VP Technology	1,074,176	—	—	—	—	—	1,074,176
ProFund VP Telecommunications	—	—	—	1,694,373	423,593	—	2,117,966
ProFund VP U.S. Government Plus	—	—	—	—	8,888,003	—	8,888,003

312 :: Notes to Financial Statements :: June 30, 2013 (unaudited)

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$16,079	$62	$16,141
ProFund VP Large-Cap Value	—	939,004	939,004
ProFund VP Asia 30	163,491	1,735,857	1,899,348
ProFund VP Europe 30	1,157,855	804,671	1,962,526
ProFund VP Emerging Markets	932,922	2,046,117	2,979,039
ProFund VP UltraSmall-Cap	4,874,320	—	4,874,320
ProFund VP Bear	7,058,911	351,584	7,410,495
ProFund VP Short Mid-Cap	1,064,595	92,089	1,156,684
ProFund VP Short Small-Cap	1,304,853	60,939	1,365,792
ProFund VP Short Dow 30	34,539	—	34,539
ProFund VP Short NASDAQ-100	1,692,306	17,153	1,709,459
ProFund VP Short International	519,653	—	519,653
ProFund VP Short Emerging Markets	286,986	—	286,986
ProFund VP UltraShort Dow 30	508,440	12,485	520,925
ProFund VP UltraShort NASDAQ-100	160,439	7,571	168,010
ProFund VP Banks	319,780	2,934,170	3,253,950
ProFund VP Financials	928,988	684,637	1,613,625
ProFund VP Health Care	1,230,495	—	1,230,495
ProFund VP Industrials	145,726	—	145,726
ProFund VP Precious Metals	42,413,516	—	42,413,516
ProFund VP Semiconductor	104,610	17,576	122,186
ProFund VP Technology	627,782	—	627,782
ProFund VP Utilities	600,876	179,985	780,861
ProFund VP Rising Rates Opportunity	17,916,449	315,362	18,231,811
ProFund VP Falling U.S. Dollar	25,329	37,995	63,324

CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$1,122,757	$2,832	$1,125,589
ProFund VP International	1,722,346	—	1,722,346
ProFund VP Japan	602,105	744,859	1,346,964
ProFund VP Short Mid-Cap	390,094	18,243	408,337
ProFund VP Short Small-Cap	332,654	8,088	340,742
ProFund VP Short Dow 30	10,917	—	10,917
ProFund VP Short NASDAQ-100	2,482,216	172,839	2,655,055
ProFund VP Short International	424,016	—	424,016
ProFund VP Short Emerging Markets	34,687	—	34,687
ProFund VP UltraShort NASDAQ-100	1,183,562	53,069	1,236,631

The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

At June 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$68,305,002	$20,938,822	$(6,466,669)	$14,472,153
ProFund VP Mid-Cap	20,950,000	—	—	—
ProFund VP Small-Cap	15,810,039	1,033,428	(192,582)	840,846
ProFund VP Dow 30	328,000	—	—	—
ProFund VP NASDAQ-100	22,905,609	12,669,503	(2,415,240)	10,254,263
ProFund VP Large-Cap Value	20,810,791	7,570,214	(5,469,638)	2,100,576
ProFund VP Large-Cap Growth	15,672,839	10,862,349	(1,874,447)	8,987,902
ProFund VP Mid-Cap Value	20,117,183	7,754,786	(3,584,130)	4,170,656
ProFund VP Mid-Cap Growth	20,614,953	11,023,423	(2,651,953)	8,371,470
ProFund VP Small-Cap Value	28,306,265	8,764,633	(4,798,408)	3,966,225
ProFund VP Small-Cap Growth	26,449,258	9,615,912	(2,506,966)	7,108,946
ProFund VP Asia 30	24,014,355	14,512,715	(7,467,931)	7,044,784
ProFund VP Europe 30	21,685,904	8,356,130	(6,090,341)	2,265,789

June 30, 2013 (unaudited) :: Notes to Financial Statements :: 313

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP International	$7,913,000	$—	$—	$—
ProFund VP Emerging Markets	15,022,724	1,733,493	(2,433,719)	(700,226)
ProFund VP Japan	14,495,000	—	—	—
ProFund VP UltraBull	18,450,741	3,402,147	(774,981)	2,627,166
ProFund VP UltraMid-Cap	14,255,479	6,392,162	(1,778,075)	4,614,087
ProFund VP UltraSmall-Cap	17,170,137	2,627,690	(424,185)	2,203,505
ProFund VP UltraNASDAQ-100	17,432,974	9,910,340	(2,405,451)	7,504,889
ProFund VP Bear	13,579,000	—	—	—
ProFund VP Short Mid-Cap	2,213,000	—	—	—
ProFund VP Short Small-Cap	5,715,000	—	—	—
ProFund VP Short Dow 30	46,000	—	—	—
ProFund VP Short NASDAQ-100	7,863,000	—	—	—
ProFund VP Short International	2,844,000	—	—	—
ProFund VP Short Emerging Markets	2,163,000	—	—	—
ProFund VP UltraShort Dow 30	725,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,544,000	—	—	—
ProFund VP Banks	7,525,173	2,564,858	(3,283,263)	(718,405)
ProFund VP Basic Materials	15,387,969	10,215,720	(6,803,329)	3,412,391
ProFund VP Biotechnology	11,196,642	11,347,784	(1,790,530)	9,557,254
ProFund VP Consumer Goods	13,749,506	8,609,678	(1,723,568)	6,886,110
ProFund VP Consumer Services	19,593,233	10,359,151	(1,526,010)	8,833,141
ProFund VP Financials	36,234,745	16,297,622	(12,633,318)	3,664,304
ProFund VP Health Care	33,263,369	21,081,736	(5,304,568)	15,777,168
ProFund VP Industrials	11,238,011	6,850,437	(1,959,042)	4,891,395
ProFund VP Internet	4,386,660	3,501,918	(654,790)	2,847,128
ProFund VP Oil & Gas	26,355,866	36,512,238	(6,212,931)	30,299,307
ProFund VP Pharmaceuticals	9,553,955	4,250,642	(1,476,175)	2,774,467
ProFund VP Precious Metals	34,691,000	—	—	—
ProFund VP Real Estate	14,499,562	10,418,717	(3,832,612)	6,586,105
ProFund VP Semiconductor	878,034	602,088	(321,064)	281,024
ProFund VP Technology	5,283,938	6,823,668	(2,117,088)	4,706,580
ProFund VP Telecommunications	7,415,548	2,721,632	(1,852,244)	869,388
ProFund VP Utilities	23,360,294	17,223,057	(4,259,871)	12,963,186
ProFund VP U.S. Government Plus	37,092,258	—	(1,226,266)	(1,226,266)
ProFund VP Rising Rates Opportunity	33,105,000	—	—	—
ProFund VP Falling U.S. Dollar	884,000	—	—	—
ProFund VP Money Market	248,974,000	—	—	—

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

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Expense Examples

316 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of invest in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invest at January 1, 2013 and held for the entire period from January 1, 2013 through June 30, 2013.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13(1)	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
ProFund VP Bull	$1,000.00	$1,127.00	$8.86	1.68%
ProFund VP Mid-Cap	1,000.00	1,134.30	8.89	1.68%
ProFund VP Small-Cap	1,000.00	1,153.00	8.97	1.68%
ProFund VP Dow 30	1,000.00	1,132.60	8.88	1.68%
ProFund VP NASDAQ-100	1,000.00	1,090.70	8.71	1.68%
ProFund VP Large-Cap Value	1,000.00	1,148.80	8.95	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,111.70	8.80	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,151.60	8.96	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,123.70	8.85	1.68%
ProFund VP Small-Cap Value	1,000.00	1,156.60	8.98	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,149.00	8.95	1.68%
ProFund VP Asia 30	1,000.00	921.10	8.00	1.68%
ProFund VP Europe 30	1,000.00	974.20	8.22	1.68%
ProFund VP International	1,000.00	1,023.70	8.43	1.68%
ProFund VP Emerging Markets	1,000.00	855.80	7.73	1.68%
ProFund VP Japan	1,000.00	1,275.30	9.48	1.68%
ProFund VP UltraBull	1,000.00	1,267.00	9.44	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,281.80	9.50	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,322.10	9.67	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,182.50	9.09	1.68%
ProFund VP Bear	1,000.00	865.60	7.77	1.68%
ProFund VP Short Mid-Cap	1,000.00	857.90	7.74	1.68%
ProFund VP Short Small-Cap	1,000.00	844.60	7.68	1.68%
ProFund VP Short Dow 30	1,000.00	841.50	7.67	1.68%
ProFund VP Short NASDAQ-100	1,000.00	893.70	7.89	1.68%
ProFund VP Short International	1,000.00	950.90	8.13	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,126.20	8.86	1.68%
ProFund VP UltraShort Dow 30	1,000.00	726.70	7.19	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	803.30	7.51	1.68%
ProFund VP Banks	1,000.00	1,187.00	9.11	1.68%
ProFund VP Basic Materials	1,000.00	971.80	8.21	1.68%
ProFund VP Biotechnology	1,000.00	1,293.40	9.55	1.68%
ProFund VP Consumer Goods	1,000.00	1,159.20	8.99	1.68%
ProFund VP Consumer Services	1,000.00	1,179.00	9.08	1.68%
ProFund VP Financials	1,000.00	1,174.90	9.06	1.68%
ProFund VP Health Care	1,000.00	1,198.90	9.16	1.68%
ProFund VP Industrials	1,000.00	1,130.60	8.87	1.68%
ProFund VP Internet	1,000.00	1,155.80	8.98	1.68%
ProFund VP Oil & Gas	1,000.00	1,094.80	8.73	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,171.90	9.05	1.68%
ProFund VP Precious Metals	1,000.00	604.00	6.68	1.68%
ProFund VP Real Estate	1,000.00	1,039.50	8.50	1.68%
ProFund VP Semiconductor	1,000.00	1,174.50	9.06	1.68%
ProFund VP Technology	1,000.00	1,042.60	8.51	1.68%
ProFund VP Telecommunications	1,000.00	1,096.40	8.73	1.68%

Expense Examples (unaudited) :: 317

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13(1)	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
ProFund VP Utilities	$1,000.00	$1,107.00	$8.78	1.68%
ProFund VP U.S. Government Plus	1,000.00	890.00	6.47	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,090.30	8.71	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	952.40	8.13	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.10	0.02%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

318 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13(1)	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
ProFund VP Bull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraBull	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Bear	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Banks	1,000.00	1,016.46	8.40	1.68%
ProFund VP Basic Materials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Biotechnology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Services	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Health Care	1,000.00	1,016.46	8.40	1.68%
ProFund VP Industrials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Internet	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Precious Metals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Real Estate	1,000.00	1,016.46	8.40	1.68%
ProFund VP Semiconductor	1,000.00	1,016.46	8.40	1.68%
ProFund VP Technology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Telecommunications	1,000.00	1,016.46	8.40	1.68%
ProFund VP Utilities	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.90	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.46	8.40	1.68%
ProFund VP Money Market	1,000.00	1,024.70	0.10	0.02%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/13

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)          Not applicable

(b)         Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable — only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	August 27, 2013

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 27, 2013

* Print the name and title of each signing officer under his or her signature.